      Filed with the Securities and Exchange Commission on April 14, 2015
                                                    REGISTRATION NO. 333-109688
                                            INVESTMENT COMPANY ACT NO. 811-7924

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 16
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 87

                               -----------------

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                               -----------------

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                           1221 N STREET, SUITE 200
                            LINCOLN, NEBRASKA 68508
             (Address of Depositor's principal executive offices)

                               -----------------

                                  ROBYN WYATT
                         LINCOLN BENEFIT LIFE COMPANY
                           1221 N STREET, SUITE 200
                            LINCOLN, NEBRASKA 68508
                                (800) 525-9287
           (Name, address and telephone number of agent for service)

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on May 1, 2015 pursuant to paragraph (b) of Rule 485
[_]60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]on            pursuant to paragraph (a)(i) of Rule 485
[_]75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_]on            pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8561
TELEPHONE NUMBER: 800-457-7617 / FAX NUMBER: 1-785-228-4584
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688


                                                   PROSPECTUS DATED MAY 1, 2015


Lincoln Benefit Life Company ("LINCOLN BENEFIT") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

    .  Consultant Solutions Classic

    .  Consultant Solutions Plus

    .  Consultant Solutions Elite

    .  Consultant Solutions Select

EFFECTIVE NOVEMBER 30, 2006, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 46* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):


INVESCO VARIABLE INSURANCE FUNDS           MFS(R) VARIABLE INSURANCE TRUST II
THE ALGER PORTFOLIOS                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY(R) VARIABLE INSURANCE PRODUCTS    PIMCO VARIABLE INSURANCE TRUST
GOLDMAN SACHS VARIABLE INSURANCE TRUST     THE RYDEX VARIABLE TRUST
JANUS ASPEN SERIES                         T. ROWE PRICE EQUITY SERIES, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST  VAN ECK VIP TRUST
LEGG MASON PARTNERS VARIABLE INCOME TRUST  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MFS(R) VARIABLE INSURANCE TRUST/(SM)/


* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 34-36 for more information.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2015, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 76 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

IMPORTANT  THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE
 NOTICES RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
OVERVIEW
   Important Terms........................................................   1
   Overview of Contracts..................................................   3
   The Contracts at a Glance..............................................   4
   How the Contracts Work.................................................   8
   Expense Tables.........................................................   9
   Financial Information..................................................  12
CONTRACT FEATURES
   The Contracts..........................................................  12
   Purchases..............................................................  14
   Contract Loans for 403(b) Contracts....................................  16
   Contract Value.........................................................  17
   Investment Alternatives................................................  32
       The Variable Sub-accounts..........................................  32
       The Fixed Account Options..........................................  36
       Transfers..........................................................  41
   Expenses...............................................................  44
   Access to Your Money...................................................  49
   Income Payments........................................................  50
   Death Benefits.........................................................  56
OTHER INFORMATION
   More Information.......................................................  63
   Taxes..................................................................  67
   About Lincoln Benefit Life Company.....................................  75
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                       76
APPENDIX A - CONTRACT COMPARISON CHART                                     A-1
APPENDIX B - MARKET VALUE ADJUSTMENT                                       B-1
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT           C-1
APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS                D-1
APPENDIX E - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT                E-1
APPENDIX F - WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT          F-1
APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES     G-1
APPENDIX H - ACCUMULATION UNIT VALUES                                      H-1


                                      (i)

IMPORTANT TERMS

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                                          PAGE
                                                                          -----
AB Factor................................................................    19
Accumulation Benefit.....................................................    18
TrueReturn Accumulation Benefit Option...................................    18
Accumulation Phase.......................................................     8
Accumulation Unit........................................................    17
Accumulation Unit Value..................................................    17
Annual Increase Death Benefit Option.....................................     5
Annuitant................................................................    13
Automatic Additions Program..............................................    14
Automatic Portfolio Rebalancing Program..................................    43
Beneficiary..............................................................    13
Benefit Base.............................................................    19
Benefit Payment..........................................................    27
Benefit Payment Remaining................................................    27
Benefit Year.............................................................    26
Co-Annuitant.............................................................    13
*Contract................................................................    12
Contract Anniversary.....................................................     5
Contract Owner ("You")...................................................    18
Contract Value...........................................................    28
Contract Year............................................................     5
Credit Enhancement.......................................................    15
Dollar Cost Averaging Program............................................    43
Due Proof of Death.......................................................    56
Enhanced Earnings Death Benefit Option...................................    58
Excess of Earnings Withdrawal............................................    59
Fixed Account Options....................................................    36
Free Withdrawal Amount...................................................    46
Funds.................................................................... Cover
Guarantee Period Account.................................................    37
Guarantee Options........................................................    18
Income Plan..............................................................    50
Income Protection Benefit Option.........................................    53
In-Force Earnings........................................................    58
In-Force Premium.........................................................    58

                                                                           PAGE
                                                                          ------
Investment Alternatives..................................................     32
IRA Contract.............................................................      5
Issue Date...............................................................      8
Lincoln Benefit ("We")...................................................     63
Market Value Adjustment..................................................     38
Maximum Anniversary Value (MAV) Death Benefit Option.....................     57
Payout Phase.............................................................      8
Payout Start Date........................................................      8
Payout Withdrawal........................................................     52
Portfolios...............................................................     64
Qualified Contracts......................................................     61
Return of Premium ("ROP") Death Benefit..................................     56
Rider Application Date...................................................      5
Rider Anniversary........................................................     18
Rider Date...............................................................     18
Rider Fee................................................................      5
Rider Maturity Date......................................................     18
Rider Period.............................................................     18
Rider Trade-In Option.................................................... 25, 31
Right to Cancel..........................................................     15
SEC......................................................................  Cover
Settlement Value.........................................................     56
Spousal Protection Benefit (Co-Annuitant) Option.........................     45
Standard Fixed Account Option............................................ 36, 37
SureIncome Withdrawal Benefit Option.....................................     26
Systematic Withdrawal Program............................................     49
Tax Qualified Contracts..................................................     70
Transfer Period Account..................................................     35
Trial Examination Period.................................................     15
TrueBalance/SM/ Asset Allocation Program.................................     35
Withdrawal Benefit Factor................................................     27
Withdrawal Benefit Payout Phase..........................................     28
Valuation Date...........................................................     15
Variable Account.........................................................     63
Variable Sub-account.....................................................     32


* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

OVERVIEW OF CONTRACTS

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..  The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to
   5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

THE CONTRACTS AT A GLANCE


The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information. Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.


FLEXIBLE PAYMENTS         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add
                          to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000
                          ($100 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum Contract Value of $1,000.

                          For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See "Trial Examination Period" for details.

EXPENSES Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-account. You also will bear the following expenses:

                          CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                          . Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS PLUS CONTRACTS

                          . Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS ELITE CONTRACTS

                          . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS SELECT CONTRACTS

                          . Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

                          .  No withdrawal charges.

                          ALL CONTRACTS

                          . Annual administrative expense charge of 0.10% average daily net assets (up to 0.25% for future Contracts).

                          .  Annual contract maintenance charge of $40
                             (reduced to $30 if Contract Value is at least $2000, and waived in certain cases).

                          . If you select the MAXIMUM ANNIVERSARY VALUE (MAV) ENHANCED DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

                         . If you select the Annual Increase Enhanced Death Benefit Option ("ANNUAL INCREASE DEATH BENEFIT OPTION"), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

                         . If you select the ENHANCED EARNINGS DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("RIDER APPLICATION DATE").

                         . If you select the TRUERETURN ACCUMULATION BENEFIT OPTION you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome Withdrawal Benefit Option.

                         . If you select the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION") you would pay an additional annual fee ("SUREINCOME OPTION FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with the TrueReturn Accumulation Benefit Option.

                         . If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                         . If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION you would pay an additional annual fee ("RIDER FEE") of 0.10% (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. This Option is available only for Individual Retirement Annuity ("IRA") Contracts qualified under Section 408 of the Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time. NO RIDER FEE IS CHARGED FOR THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CONTRACT OWNERS WHO ADDED THE OPTION PRIOR TO MAY 1, 2005.

                         . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

                         .  State premium tax (if your state imposes one)

                         .  NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                         . WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME.

INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         . up to 2 Fixed Account Options that credit interest at rates we guarantee, and

                         . 46 Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

                             .  Invesco Advisers, Inc.

                             .  Fred Alger Management, Inc.

                             .  Fidelity Management & Research Company

                             .  Goldman Sachs Asset Management, L.P.

                             .  Janus Capital Management LLC

                             .  MFS(TM) Investment Management

                      .  OppenheimerFunds, Inc.

                      .  Pacific Investment Management Company LLC

                      .  Guggenheim Investments

                      .  Legg Mason Partners Fund Advisor, LLC

                      .  T. Rowe Price Associates, Inc.

                      .  Van Eck Associates Corporation

                      .  Morgan Stanley Investment Management Inc.

                  Not all Fixed Account Options are available in all states or with all Contracts.

                  To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at 800-457-7617.

SPECIAL SERVICES  For your convenience, we offer these special services:

                  .  AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                  .  AUTOMATIC ADDITIONS PROGRAM

                  .  DOLLAR COST AVERAGING PROGRAM

                  .  SYSTEMATIC WITHDRAWAL PROGRAM

                  .  TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

INCOME PAYMENTS   You can choose fixed income payments, variable income
                  payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                  .  life income with guaranteed number of payments

                  . joint and survivor life income with guaranteed number of payments

                  .  guaranteed number of payments for a specified period

                  .  life income with cash refund

                  .  joint life income with cash refund

                  .  life income with installment refund

                  .  joint life income with installment refund

                  In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

 DEATH BENEFITS  If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("ROP DEATH BENEFIT"), the death benefit options we currently offer include:

                 .  MAV DEATH BENEFIT OPTION;

                 .  ANNUAL INCREASE DEATH BENEFIT OPTION; AND

                 .  ENHANCED EARNINGS DEATH BENEFIT OPTION.

 TRANSFERS       Before the Payout Start Date, you may transfer your Contract
                 Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.
                 The minimum amount that can be transferred into the Standard
                 Fixed Account or Market Value Adjusted Account Options is
                 $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.

 WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout
                 Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your Contract
                 Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first.
                 If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT may also apply.

HOW THE CONTRACTS WORK

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 50-51. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                            [GRAPHIC APPEARS HERE]

Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 800-457-7617 if you have any question about how the Contracts work.

EXPENSE TABLES

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                         Number of Complete Years Since We Received the Purchase Payment
                                                       Being Withdrawn/Applicable Charge:
                                         --------------------------------------------------------------
Contract:...............................   0       1       2       3       4      5    6       7    8+
Consultant Solutions Classic............   7%      7%      6%      5%      4%     3%   2%      0%    0%
Consultant Solutions Plus............... 8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
Consultant Solutions Elite:.............   7%      6%      5%      0%      0%     0%   0%      0%    0%
Consultant Solutions Select:............                             None

All Contracts:
Annual Contract Maintenance Charge......                             $40**
Transfer Fee............................ up to 2.00% of the amount transferred, but not more than $25***
Premium Taxes...........................                 0% to 4.00% of Purchase Payment****
Loan Interest Rate......................                           7.25%*****

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.
** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.
**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.
***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                              Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)      Risk Charge      Expense Charge*     Annual Expense
--------------------------------------------- --------------------- --------------- ----------------------
Consultant Solutions Classic.................         1.25%              0.10%               1.35%
Consultant Solutions Plus....................         1.45%              0.10%               1.55%
Consultant Solutions Elite...................         1.60%              0.10%               1.70%
Consultant Solutions Select..................         1.70%              0.10%               1.80%

* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                 Currently 0.20%, up to a maximum of
                                         0.50% for Options added in the future *
Annual Increase Death Benefit Option     Currently 0.30%, up to a maximum of
                                         0.50% for Options added in the future *
Enhanced Earnings Death Benefit Option   Currently 0.25%, up to a maximum of
(issue age 0-70)                         0.35% for Options added in the future *
Enhanced Earnings Death Benefit Option   Currently 0.40%, up to a maximum of
(issue age 71-79)                        0.50% for Options added in the future *

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                Mortality and Expense Administrative  Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)     Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------- --------------------- --------------- ----------------------
Consultant Solutions Classic............................         2.15%              0.10%               2.25%
Consultant Solutions Plus...............................         2.35%              0.10%               2.45%
Consultant Solutions Elite..............................         2.50%              0.10%               2.60%
Consultant Solutions Select.............................         2.60%              0.10%               2.70%

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                   Currently 0.50%, up to
                                                             a maximum of 1.25%
                                                           for Options added in
                                                                  the future. *

* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option         Currently 0.10%, up to
                                                             a maximum of 0.15%
                                                           for Options added in
                                                                   the future *

* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.

SUREINCOME OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                     Currently 0.50%, up to
                                                             a maximum of 1.25%
                                                                 for SureIncome
                                                           Options added in the
                                                                       future *

* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option                         Currently 0.50%, up to
                                                             a maximum of 1.25%
                                                           for Options added in
                                                                    the future*

* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                                                                             Minimum Maximum
                                                                                                             ------- -------
Total Annual Portfolio Operating Expenses/(1)/ (expenses that are deducted from Portfolio assets, which may
  include management fees, distribution and/or services (12b-1) fees, and other expenses)...................  0.32%   4.33%



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2014.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..  invested $10,000 in the Contract for the time periods indicated;

..  earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..  elected the MAV Death Benefit Option and the Annual Increase Death Benefit
   Option;

..  elected the Enhanced Earnings Death Benefit Option (assuming issue age
   71-79);

..  elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..  elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
   Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                Consultant Solutions Classic      Consultant Solutions Plus
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
                               ------ ------- ------- -------- ------ ------- ------- --------
Costs Based on Maximum Annual
  Portfolio Expenses.......... $1,433 $2,969  $4,349   $7,599  $1,577 $3,226  $4,628   $7,690
                               ------ ------  ------   ------  ------ ------  ------   ------
Costs Based on Minimum Annual
  Portfolio Expenses.......... $1,057 $1,918  $2,725   $4,969  $1,202 $2,182  $3,020   $5,116
                               ------ ------  ------   ------  ------ ------  ------   ------



                                 Consultant Solutions Elite      Consultant Solutions Select
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
                               ------ ------- ------- -------- ------ ------- ------- --------
Costs Based on Maximum Annual
  Portfolio Expenses.......... $1,464 $2,967  $4,132   $7,772   $878  $2,566  $4,168   $7,823
                               ------ ------  ------   ------   ----  ------  ------   ------
Costs Based on Minimum Annual
  Portfolio Expenses.......... $1,090 $1,928  $2,538   $5,242   $505  $1,531  $2,583   $5,321
                               ------ ------  ------   ------   ----  ------  ------   ------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                Consultant Solutions Classic      Consultant Solutions Plus
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
                               ------ ------- ------- -------- ------ ------- ------- --------
Costs Based on Maximum Annual
  Portfolio Expenses..........  $838  $2,459  $4,009   $7,599   $855  $2,503  $4,075   $7,690
                                ----  ------  ------   ------   ----  ------  ------   ------
Costs Based on Minimum Annual
  Portfolio Expenses..........  $462  $1,408  $2,385   $4,969   $480  $1,459  $2,467   $5,116
                                ----  ------  ------   ------   ----  ------  ------   ------



                                Consultant Solutions Elite    Consultant Solutions Select
                                1                             1
                               Year 3 Years 5 Years 10 Years Year 3 Years 5 Years 10 Years
                               ---- ------- ------- -------- ---- ------- ------- --------
Costs Based on Maximum Annual
  Portfolio Expenses.......... $869 $2,542  $4,132   $7,772  $878 $2,566  $4,168   $7,823
                               ---- ------  ------   ------  ---- ------  ------   ------
Costs Based on Minimum Annual
  Portfolio Expenses.......... $495 $1,503  $2,538   $5,242  $505 $1,531  $2,583   $5,321
                               ---- ------  ------   ------  ---- ------  ------   ------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

FINANCIAL INFORMATION

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.

THE CONTRACTS


Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.


CONTRACT OWNER

Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..  the investment alternatives during the Accumulation and Payout Phases,

..  the amount and timing of your purchase payments and withdrawals,

..  the programs you want to use to invest or withdraw money,

..  the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

.. the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

..  the Contract Owner must be age 90 or younger on the Rider Application Date;

..  and the Co-Annuitant must be age 79 or younger on the Rider Application
   Date; and

..  the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

BENEFICIARY

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..  your spouse or, if he or she is no longer living,

..  your surviving children equally, or if you have no surviving children,

..  your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT

Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.

PURCHASES

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of a Contract and/or acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.


For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 41.


We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                  ADDITIONAL CREDIT                      CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE                  PAYMENTS LESS CUMULATIVE
                      CONTRACTS                        WITHDRAWALS MUST EXCEED:
0.50% of the purchase payment......................... $                500,000
1.00% of the purchase payment......................... $              1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

..  your Variable Account purchase payments; and

..  any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

CONTRACT LOANS FOR 403(B) CONTRACTS

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)  the Death Proceeds;

(2)  full withdrawal proceeds;

(3)  the amount available for partial withdrawal; and

(4)  the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

CONTRACT VALUE

On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..  changes in the share price of the Portfolio in which the Variable
   Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN ACCUMULATION BENEFIT OPTION

We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

..  notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
       RIDER PERIOD                GUARANTEE                  GUARANTEE
    (NUMBER OF YEARS)               OPTION 1                   OPTION 2
 ------------------------   ------------------------   ------------------------
            8                                 100.0%                         NA
            9                                 112.5%                         NA
            10                                125.0%                     100.0%
            11                                137.5%                     110.0%
            12                                150.0%                     120.0%
            13                                162.5%                     130.0%
            14                                175.0%                     140.0%
            15                                187.5%                     150.0%
            16                                200.0%                     160.0%
            17                                212.5%                     170.0%
            18                                225.0%                     180.0%
            19                                237.5%                     190.0%
            20                                250.0%                     200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:.....................................................       1
Rider Period:.........................................................      15
AB Factor:............................................................   187.5%
Rider Date:...........................................................  1/2/04
Rider Maturity Date:..................................................  1/2/19
Benefit Base on Rider Date:........................................... $50,000
Benefit Base on rider Maturity Date:.................................. $50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity Date X AB Factor
                      = $50,000 X 187.5%
                      = $93,750

Example 2: Guarantee Option 2

Guarantee Option:.....................................................       2
Rider Period:.........................................................      15
AB Factor:............................................................   150.0%
Rider Date:...........................................................  1/2/04
Rider Maturity Date:..................................................  1/2/19
Benefit Base on Rider Date:........................................... $50,000
Benefit Base on rider Maturity Date:.................................. $50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity Date X AB Factor
                      = $50,000 X 150.0%
                      = $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..  The Benefit Base will be increased by purchase payments (and Credit
   Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
   (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                    GUARANTEE OPTION 1                                           GUARANTEE OPTION 2
------------------------------------------------------------ ------------------------------------------------------------
* Model Portfolio Option 1                                   * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option            * TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option * TrueBalance Moderately Conservative Model Portfolio Option
                                                             * TrueBalance Moderate Model Portfolio Option
                                                             * TrueBalance Moderately Aggressive Model Portfolio Option
                                                             * TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both PRIOR TO and ON OR AFTER May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D

CATEGORY A

Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
PIMCO Money Market - Administrative Shares Sub-Account

CATEGORY B

Fidelity(R) VIP Investment Grade Bond - Service Class 2 Sub-Account Western Asset Variable Global High Yield Bond - Class II Sub-Account

MFS High Yield - Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO Real Return - Administrative Shares Sub-Account

PIMCO Total Return - Administrative Shares Sub-Account/(5)/

UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

CATEGORY C

Invesco V.I. Value Opportunities - Series II Sub-Account/(2)/ Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity(R) VIP Equity-Income - Service Class 2 Sub-Account Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account Fidelity(R) VIP Overseas - Service Class 2 Sub-Account Fidelity(R) VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account/(6)/

Janus Aspen Series Balanced - Service Shares Sub-Account
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account ClearBridge Variable Large Cap Value - Class I Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account

MFS(R) MA Investors Growth Stock - Service Class Sub-Account/(4)/
  (FORMERLY, MFS INVESTORS GROWTH STOCK - SERVICE CLASS SUB-ACCOUNT)

MFS Value - Service Class Sub-Account
Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account/(1)/ Oppenheimer Main Street Small Cap Fund/VA - Class 2 Shares Sub-Account

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account

CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)

Invesco V.I. American Franchise - Series II Sub-Account
Alger Large Cap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account

Alger Mid Cap Growth - Class S Sub-Account/(3)/

Fidelity(R) VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account

Oppenheimer Global/VA - Class 2 Shares Sub-Account
UIF Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco V.I. Mid Cap Growth - Series II Sub-Account

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account

   Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)Effective as of January 31, 2014, the Alger Mid-Cap Growth - Class S Sub-Account was closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.
(4)On or about March 27, 2015, the MFS(R) MA Investors Growth Stock Portfolio - Service Class, a portfolio of MFS(R) Variable Insurance Trust II, acquired the MFS(R) Investors Growth Stock Series - Service Class, a series of MFS(R) Variable Insurance Trust.
(5)Effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.
(6)Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value - Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

RIDER DATE PRIOR TO MAY 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

                           MODEL PORTFOLIO OPTION 2
                       (RIDER DATE PRIOR TO MAY 1, 2005)
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D

CATEGORY A

Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
PIMCO Money Market - Administrative Shares Sub-Account

CATEGORY B

Fidelity(R) VIP Investment Grade Bond - Service Class 2 Sub-Account Western Asset Variable Global High Yield Bond - Class II Sub-Account

MFS High Yield - Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO Real Return - Administrative Shares Sub-Account

PIMCO Total Return - Administrative Shares Sub-Account/(4)/

UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

CATEGORY C

Invesco V.I. Basic Value - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity(R) VIP Equity-Income - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account/(5)/

Janus Aspen Series Balanced - Service Shares Sub-Account
ClearBridge Variable Large Cap Value - Class I Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(1)/ Premier VIT OpCap Balanced Sub-Account
T. Rowe Price Equity Income - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

CATEGORY D

Invesco V.I. American Franchise - Series II Sub-Account
Invesco V.I. Core Equity - Series II Sub-Account
Alger Large Cap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account

Alger Mid Cap Growth - Class S Sub-Account/(2)/

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth - Service Class 2 Sub-Account
Fidelity(R) VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account MFS New Discovery - Service Class Sub-Account

MFS(R) MA Investors Growth Stock - Service Class Sub-Account/(3)/
  (FORMERLY, MFS INVESTORS GROWTH STOCK - SERVICE CLASS SUB-ACCOUNT)

Oppenheimer Global Fund/VA - Class 2 Shares
Oppenheimer Main Street Small Cap Fund - Class 2 Shares

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Blue Chip Growth - II Sub-Account
UIF Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account

   Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.


(2)Effective as of January 31, 2014, the Alger Mid-Cap Growth - Class S Sub-Account was closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3)On or about March 27, 2015, the MFS(R) MA Investors Growth Stock Portfolio - Service Class, a portfolio of MFS(R) Variable Insurance Trust II, acquired the MFS(R) Investors Growth Stock Series - Service Class, a series of MFS(R) Variable Insurance Trust.

(4)Effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(5)Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value - Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

RIDER DATE ON OR AFTER MAY 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

                           MODEL PORTFOLIO OPTION 2
                     (RIDER DATE ON OR AFTER MAY 1, 2005)
                                   Available

Invesco V.I. Value Opportunities - Series II Sub-Account/(2)/
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Equity-Income - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Investment Grade Bond - Service Class 2 Sub-Account Fidelity(R) VIP Overseas - Service Class 2 Sub-Account
Fidelity(R) VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account/(5)/

Janus Aspen Series Balanced - Service Shares Sub-Account
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account Western Asset Variable Global High Yield Bond - Class II Sub-Account ClearBridge Variable Large Cap Value - Class I Sub-Account
MFS Investors Trust - Service Class Sub-Account

MFS High Yield - Service Class Sub-Account
MFS(R) MA Investors Growth Stock - Service Class Sub-Account/(4)/
  (FORMERLY, MFS INVESTORS GROWTH STOCK - SERVICE CLASS SUB-ACCOUNT)

MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO Money Market - Administrative Shares Sub-Account
PIMCO Real Return - Administrative Shares Sub-Account

PIMCO Total Return - Administrative Shares Sub-Account/(6)/

Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(1)/ Oppenheimer Main Street Small Cap Fund - Class 2 Shares

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

                           MODEL PORTFOLIO OPTION 2
                     (RIDER DATE ON OR AFTER MAY 1, 2005)
                                   Excluded

Invesco V.I. American Franchise - Series II Sub-Account
Alger Large Cap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account

Alger Mid Cap Growth - Class S Sub-Account/ (3)/

Fidelity(R) VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account
UIF Growth Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account

   Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)Effective as of January 31, 2014, the Alger Mid-Cap Growth - Class S Sub-Account was closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.
(4)On or about March 27, 2015, the MFS(R) MA Investors Growth Stock Portfolio - Service Class, a portfolio of MFS(R) Variable Insurance Trust II, acquired the MFS(R) Investors Growth Stock Series - Service Class, a series of MFS(R) Variable Insurance Trust.
(5)Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value - Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.
(6)Effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 60 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

..  The New Option will be made a part of your Contract on the date the existing
   TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..  the Model Portfolio Options will be determined by the Model Portfolio
   Options offered with the Guarantee Options available with the New Option;

..  any waiting period for canceling the New Option will start again on the new
   Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..  on the Rider Maturity Date;

..  on the Payout Start Date;

..  on the date your Contract is terminated;

..  on the date the Option is cancelled;

..  on the date we receive a Complete Request for Settlement of the Death
   Proceeds; or

..  on the date the Option is replaced with a New Option under the Rider
   Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the

SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date") (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

..  The value of the Benefit Payment of the previous Withdrawal Benefit Option
   (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

    .  The Benefit Payment immediately prior to the withdrawal; or

    . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

.. The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix G.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

..  The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal
   Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

.. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

.. The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

.. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
   Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

.. If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

.. If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

..  Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* THIS EXAMPLE ASSUMES AN INITIAL CONTRACT VALUE OF $100,000, NO ADDITIONAL PURCHASE PAYMENTS, A WITHDRAWAL BENEFIT FACTOR OF 8% AND DOES NOT TAKE INTO ACCOUNT FEES OR CHARGES.

INVESTMENT REQUIREMENTS

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options ("Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1

*  TrueBalance Conservative Model Portfolio Option
*  TrueBalance Moderately Conservative Model Portfolio Option
*  TrueBalance Moderate Model Portfolio Option
*  TrueBalance Moderately Aggressive Model Portfolio Option
*  TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                                   Available

Invesco V.I. Value Opportunities - Series II Sub-Account/(2)/
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Equity-Income - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Investment Grade Bond - Service Class 2 Sub-Account Fidelity(R) VIP Overseas - Service Class 2 Sub-Account
Fidelity(R) VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account/(5)/

Janus Aspen Series Balanced - Service Shares Sub-Account
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account Western Asset Variable Global High Yield Bond - Class II Sub-Acount ClearBridge Variable Large Cap Value - Class I Sub-Account
MFS Investors Trust - Service Class Sub-Account

MFS High Yield - Service Class Sub-Account
MFS(R) MA Investors Growth Stock - Service Class Sub-Account/(4)/
  (FORMERLY, MFS INVESTORS GROWTH STOCK - SERVICE CLASS SUB-ACCOUNT)

MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(1)/

Oppenheimer Main Street Small Cap Fund - Class 2 Shares Sub-Account
PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO Money Market - Administrative Shares Sub-Account
PIMCO Real Return - Administrative Shares Sub-Account

PIMCO Total Return - Administrative Shares Sub-Account/(6)/
Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account

Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

                                   Excluded

Invesco V.I. American Franchise - Series II Sub-Account
Alger Large Cap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account

Alger Mid Cap Growth - Class S Sub-Account/(3)/

Fidelity(R) VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Fund/VA - Class 2 Shares
UIF Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account

   Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)Effective as of January 31, 2014, the Alger Mid-Cap Growth - Class S Sub-Account was closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.
(4)On or about March 27, 2015, the MFS(R) MA Investors Growth Stock Portfolio - Service Class, a portfolio of MFS(R) Variable Insurance Trust II, acquired the MFS(R) Investors Growth Stock Series - Service Class, a series of MFS(R) Variable Insurance Trust.
(5)Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value - Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.
(6)Effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option.

Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..  The New Option will be made a part of your Contract on the date the existing
   Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 60 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

This SureIncome Option will terminate on the earliest of the following to occur:

..  The Benefit Base is reduced to zero;

..  On the Payout Start Date (except if the Contract enters the Withdrawal
   Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

    .  On the date the Contract is terminated;

    .  On the date the SureIncome Option is cancelled;

    . On the date we receive a Complete Request for Settlement of the Death Proceeds; or

    . On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.



INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS

You may allocate your purchase payments to up to 46 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 800-457-7617.

PORTFOLIO                     INVESTMENT OBJECTIVE        INVESTMENT ADVISER
-------------------------- ---------------------------- -----------------------
INVESCO VARIABLE INSURANCE FUNDS

Invesco V.I. Value         Long-term growth of capital  INVESCO ADVISERS, INC.
Opportunities Fund -
Series II/(2)/

Invesco V.I. American      Capital appreciation
Franchise Fund - Series II

PORTFOLIO                      INVESTMENT OBJECTIVE        INVESTMENT ADVISER
------------------------ --------------------------------- --------------------
Invesco V.I. Core        Long-term growth of capital
Equity Fund - Series II

Invesco V.I. Mid Cap     Long-term growth of capital
Core Equity Fund -
Series II

Invesco V.I. Mid Cap     Capital growth
Growth Portfolio,
Series II

Invesco V.I. Government  Total return, comprised of
Securities, Series II    current income and capital
                         appreciation

Invesco V.I. Growth and  Long-term growth of capital
Income Portfolio,        and income.
Series II

THE ALGER PORTFOLIOS

Alger Large Cap Growth   Long-term capital appreciation
Portfolio - Class S

Alger Capital            Long-term capital appreciation    FRED ALGER
Appreciation Portfolio                                     MANAGEMENT, INC.
- Class S

Alger Mid Cap Growth     Long-term capital appreciation
Portfolio - Class S/(3)/

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity(R) VIP Asset    High total return with reduced
Manager/(SM)/ Portfolio  risk over the long term by
- Service Class 2        allocating its assets among
                         stocks, bonds, and short-term
                         instruments.

Fidelity(R) VIP          Long-term capital appreciation
Contrafund(R) Portfolio
- Service Class 2

Fidelity(R) VIP          Reasonable income. The fund       FIDELITY
Equity-Income Portfolio  will also consider the potential  MANAGEMENT &
- Service Class 2        for capital appreciation. The     RESEARCH COMPANY
                         fund's goal is to achieve a
                         yield which exceeds the
                         composite yield on the
                         securities comprising the
                         Standard & Poor's 500/(SM)/
                         Index (S&P 500(R)).

Fidelity(R) VIP Growth   To achieve capital
Portfolio - Service      appreciation
Class 2

Fidelity(R) VIP Index    Investment results that
500 Portfolio - Service  correspond to the total return
Class 2                  of common stocks publicly
                         traded in the United States as
                         represented by the Standard &
                         Poor's 500/(SM)/ Index (S&P
                         500(R))

Fidelity(R) VIP          As high a level of current
Investment Grade Bond    income as is consistent with
Portfolio - Service      the preservation of capital
Class 2

Fidelity(R) VIP Money    As high a level of current
Market Portfolio -       income as is consistent with
Service Class 2          preservation of capital and
                         liquidity.

Fidelity(R) VIP          Long-term growth of capital
Overseas Portfolio -
Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT Mid    Long-term capital appreciation    GOLDMAN SACHS
Cap Value Fund                                             ASSET MANAGEMENT,
                                                           L.P.

PORTFOLIO                      INVESTMENT OBJECTIVE        INVESTMENT ADVISER
------------------------ --------------------------------- --------------------
JANUS ASPEN SERIES

Janus Aspen Series       Long-term capital growth,         JANUS CAPITAL
Balanced Portfolio -     consistent with preservation of   MANAGEMENT LLC
Service Shares           capital and balanced by
                         current income.

Janus Aspen Series       Maximum total return,
Flexible Bond Portfolio  consistent with preservation of
- Institutional Shares   capital

Janus Aspen Series       Long-term growth of capital.
Overseas Portfolio -
Service Shares

Janus Aspen Series       Long-term growth of capital
Forty Portfolio -
Service Shares

Janus Aspen Series       Capital appreciation.             SUBADVISER: PERKINS
Perkins Mid Cap Value                                      INVESTMENT
Portfolio - Service                                        MANAGEMENT LLC
Shares/(5)/

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable     Long-term growth of capital.      LEGG MASON
Large Cap Value          Current income is a secondary     PARTNERS FUND
Portfolio - Class I      objective                         ADVISOR, LLC

Legg Mason Partners
Variable Income Trust

Western Asset Variable   Maximum total return              LEGG MASON
Global High Yield Bond                                     PARTNERS FUND
Portfolio - Class II                                       ADVISOR, LLC

MFS(R) VARIABLE INSURANCE TRUST/(SM)/ II

MFS(R) High Yield        Total return with an emphasis     MFS(TM) INVESTMENT
Series--Service Class    on high current income, but       MANAGEMENT
                         also considering capital
                         appreciation

MFS(R) Investors Trust   Capital appreciation
Series--Service Class

MFS(R) New Discovery     Capital appreciation
Series--Service Class

MFS(R) Total Return      Total return
Series--Service Class

MFS(R) Value             Capital appreciation
Series--Service Class

MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) MA Investors      Capital appreciation
Growth Stock - Service
Class Sub-Account/(4)/
(formerly, MFS
Investors Growth Stock
Series--Service Class
Sub-Account)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Global       Capital appreciation              OPPENHEIMERFUNDS,
Fund/VA - Class 2 Shares                                   INC.

Oppenheimer Main Street  Capital appreciation.
Small Cap Fund(R)/VA -
Class 2 Shares

Oppenheimer Discovery    Capital appreciation.
Mid Cap Growth Fund/VA
- Class 2 Shares/(1)/

PIMCO VARIABLE INSURANCE TRUST

PIMCO Foreign Bond       Maximum total return,             PACIFIC INVESTMENT
Portfolio (U.S.          consistent with preservation of   MANAGEMENT
Dollar-Hedged) -         capital and prudent investment    COMPANY LLC
Administrative Shares    management.

PIMCO Money Market       Maximum current income,
Portfolio -              consistent with preservation of
Administrative Shares    capital and daily liquidity

PIMCO Real Return        Maximum real return,
Portfolio -              consistent with preservation of
Administrative Shares    real capital and prudent
                         investment management

                                                                   INVESTMENT
PORTFOLIO                             INVESTMENT OBJECTIVE           ADVISER
------------------------------  ---------------------------------- ------------
PIMCO Total Return Portfolio -  Maximum total return,
Administrative Shares/(6)/      consistent with preservation of
                                capital and prudent investment
                                management.

THE RYDEX VARIABLE TRUST

Guggenheim VIF Long Short       Long-term capital appreciation.    GUGGENHEIM
Equity Fund                                                        INVESTMENTS

T. Rowe Price Equity Series,
Inc.

T. Rowe Price Blue Chip Growth  Long-term capital growth.          T. ROWE
Portfolio - II                  Income is a secondary              PRICE
                                objective.                         ASSOCIATES,
                                                                   INC.

T. Rowe Price Equity Income     High level of dividend income
Portfolio - II                  and long-term capital growth
                                primarily through investments
                                in stocks.

                                                                   INVESTMENT
PORTFOLIO                             INVESTMENT OBJECTIVE           ADVISER
------------------------------  ---------------------------------- ------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.

UIF Growth Portfolio, Class II  Long-term capital appreciation     MORGAN
                                by investing primarily in          STANLEY
                                growth-oriented equity             INVESTMENT
                                securities of large                MANAGEMENT
                                capitalization companies.          INC.

UIF U.S. Real Estate            Above average current income
Portfolio, Class II             and long-term capital
                                appreciation by investing
                                primarily in equity securities of
                                companies in the U.S. real
                                estate industry, including real
                                estate investment trusts.

VAN ECK VIP TRUST

Van Eck VIP Multi-Manager       Consistent absolute (positive)     VAN ECK
Alternatives Fund               returns in various market          ASSOCIATES
                                cycles                             CORPORATION

Van Eck VIP Emerging Markets    Long-term capital appreciation
Fund                            by investing primarily in
                                equity securities in emerging
                                markets around the world

Van Eck VIP Global Hard Assets  Long-term capital appreciation
Fund                            by investing primarily in hard
                                asset securities. Income is a
                                secondary consideration


(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account

   Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.
(3)Effective as of January 31, 2014, the Alger Mid-Cap Growth - Class S Sub-Account was closed to all Contract Owners EXCEPT those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)On or about March 27, 2015, the MFS(R) MA Investors Growth Stock Portfolio - Service Class, a portfolio of MFS(R) Variable Insurance Trust II, acquired the MFS(R) Investors Growth Stock Series - Service Class, a series of MFS(R) Variable Insurance Trust.
(5)Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value - Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.
(6)Effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Lincoln Benefit and the principal underwriter of the Contracts, Allstate Distributors, L.L.C., Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the

12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.



INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION


The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 43.


This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA

Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 43.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..  transfer all or part of the money from the Standard Fixed Guarantee Period
   Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

..  transfer all or part of the money from the Standard Fixed Guarantee Period
   Account to other investment alternatives available at the time; or

..  withdraw all or part of the money from the Standard Fixed Guarantee Period
   Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

    . transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

    . transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

    . withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA

Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account
Van Eck VIP Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Western Asset Variable Global High Yield Bond - Class II Sub-Account

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, I.E., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (E.G., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..  the investment objectives and/or size of the Variable Sub-Account underlying
   Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (E.G., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuations on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO Foreign Bond (U.S. Dollar-Hedged)
   - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

    .  your Contract Value is equal to or greater than $50,000; or

    . your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Consultant Solutions Classic............................................. 1.25%
Consultant Solutions Plus................................................ 1.45%
Consultant Solutions Elite............................................... 1.60%
Consultant Solutions Select.............................................. 1.70%

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

    . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

    . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

    . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE


For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 9. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.


Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 38 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..  The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

..  withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.


"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:


1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and


2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:


1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES


Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 10. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY



WITHDRAWALS


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 50.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Option" on page 37.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age
59/ 1//\\2\\, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:


1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

    .  the youngest Annuitant's 99th birthday, or

    .  the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

    .  fixed income payments;

    .  variable income payments; or

    .  a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

    . You may request to modify the length of the Guaranteed Payment Period. Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

    . You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                     Number of Complete Years Since We Received the Purchase
                                           Payment Being Withdrawn/Applicable Charge:
Contract:                              0      1      2     3     4     5    6      7    8+
---------                             ---    ---   ---   ---   ---   ---   ---   ---   ---
Consultant Solutions Classic........   7%     7%     6%    5%    4%    3%    2%    0%    0%
Consultant Solutions Plus........... 8.5%   8.5%   8.5%  7.5%  6.5%  5.5%    4%  2.5%    0%
Consultant Solutions Elite..........   7%     6%     5%    0%    0%    0%    0%    0%    0%
Consultant Solutions Select.........                                        None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..  reduce the frequency of your payments so that each payment will be at least
   $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..  You may apply the Income Protection Benefit Option to more than one Income
   Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

..  You may only add the Income Protection Benefit Option on the Payout Start
   Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..  You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

THE FOLLOWING TABLE SUMMARIZES THE MODEL PORTFOLIO OPTION CURRENTLY AVAILABLE FOR USE WITH THE INCOME PROTECTION BENEFIT OPTION:

* Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
                                20% Category A
                                50% Category B
                                30% Category C

CATEGORY A

Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
PIMCO Money Market - Administrative Shares Sub-Account

                           MODEL PORTFOLIO OPTION 1

CATEGORY B

Fidelity(R) VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account

MFS High Yield - Service Class Sub-Account

PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO Real Return - Administrative Shares Sub-Account

PIMCO Total Return - Administrative Shares Sub-Account/(3)/

UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

CATEGORY C


Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account

Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Equity-Income - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Overseas - Service Class 2 Sub-Account
Fidelity(R) VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account/(4)/

Janus Aspen Series Balanced - Service Shares Sub-Account
Legg Mason ClearBridge Variable Fundamental All Cap Value - Class II Sub-Account Legg Mason ClearBridge Variable Large Cap Value - Class II Sub-Account
MFS Investors Trust - Service Class Sub-Account

MFS(R) MA Investors Growth Stock - Service Class Sub-Account/(2)/
  (FORMERLY, MFS INVESTORS GROWTH STOCK - SERVICE CLASS SUB-ACCOUNT)

MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/ Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Guggenheim VIF Long Short Equity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account

    (1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

       Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

       Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the

       Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.


    (2)On or about March 27, 2015, the MFS(R) MA Investors Growth Stock
       Portfolio
    - Service Class, a portfolio of MFS(R) Variable Insurance Trust II, acquired the MFS(R) Investors Growth Stock Series - Service Class, a series of MFS(R) Variable Insurance Trust.
    (3)Effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter
    (4)Effective April 13, 2015, the Janus Aspen Series Perkins Mid Cap Value - Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

    . adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

    .  deducting any applicable taxes; and

    . applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS


The Contracts covered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS

DEATH PROCEEDS


Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 50 for more information.


We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..  A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..  Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..  MAV Death Benefit Option

..  Annual Increase Death Benefit Option

..  Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

..  The Contract Value;

..  The Settlement Value;

..  The ROP Death Benefit;

..  The MAV Death Benefit Option (if selected); or

..  The Annual Increase Death Benefit Option (if selected).

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 56), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


.. The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

..  The date we next determine the Death Proceeds.

ANNUAL INCREASE DEATH BENEFIT OPTION.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

..  200% of the Contract Value as of the Rider Date; PLUS

..  200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
   PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; MINUS

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:


.. The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

..  The date we next determine the Death Proceeds.

ENHANCED EARNINGS DEATH BENEFIT OPTION.

The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..  100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
   Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..  40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..  50% of "In-Force Premium" (excluding purchase payments (and Credit
   Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..  25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:


..  The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..  the date the Contract is terminated;


.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 60, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

..  the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..  Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..  One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

..  One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

.. A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

..  The youngest Owner; otherwise,

..  The youngest Beneficiary.

CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

OPTION A. The Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

..  The Contract Owner must be age 90 or younger on the Rider Application Date;
   and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

    . upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

    . upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

    .  on the date the Contract is terminated;

    .  on the Payout Start Date; or

    . on the date you change the beneficiary of the Contract and the change is accepted by us;

    . for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

    . for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

    . The Co-Annuitant must have been your legal spouse on the date of his or her death; and

    . Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

MORE INFORMATION

LINCOLN BENEFIT LIFE COMPANY


Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of Resolution Life, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of Resolution Life L.P. (the "Limited Partnership"), a Bermuda limited partnership and Resolution Life (Parallel) Partnership, a Bermuda-based partnership.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts covered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.


The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholder funds, benefits and expenses are ceded to Allstate Life Insurance Company ("Allstate Life"), Lincoln Benefit Reinsurance Company and other non-affiliated reinsurers.


Under our prior reinsurance agreement with Allstate Life, in effect through the date of the Company's acquisition by Resolution Life, Inc., substantially all contract related transactions were transferred through reinsurance agreements to Allstate Life or other third party reinsurers, and substantially all of the invested assets backing our liabilities reinsured with Allstate Life were owned by Allstate Life. Accordingly, the results of operations for the historical periods prior to April 1, 2014 with respect to applications received and contracts issued by Lincoln Benefit are reflected net of the reinsurance in Lincoln Benefit's statement of operations. The amounts reflected in our statement of operations for the historical periods prior to April 1, 2014 relate only to the investment of those assets of Lincoln Benefit that were owned by Lincoln Benefit and not assets of Allstate Life acquired with funds received under the reinsurance agreement. These assets represented our general account and were invested and managed by Allstate Life prior to the acquisition. While the reinsurance agreement provided us with financial backing from Allstate Life, it did not create a direct contractual relationship between Allstate Life and you.

On April 1, 2014, all of the capital stock in Lincoln Benefit was acquired by Resolution Life, Inc., pursuant to a Stock Purchase Agreement by and among Allstate Life, Resolution Life Holdings, Inc. ("Resolution Holdings") and the Limited Partnership. Immediately prior to that closing, Lincoln Benefit signed a Partial Commutation Agreement with Allstate Life (the "Partial Commutation Agreement''), whereby we commuted certain business previously reinsured to Allstate Life as noted above, including (a) all of the fixed deferred annuity, value adjusted deferred annuity and indexed deferred annuity business written by the Company that was previously reinsured to Allstate Life, (b) all of the life insurance business written by the Company through independent producers that was previously reinsured to Allstate Life, other than certain specified life business, and (c) all of the net liability of the Company with respect to the accident and health and long-term care insurance business written by the Company that was previously reinsured to Allstate Life. Effective April 1, 2014, the Company entered into a reinsurance agreement with a third party whereby risks associated with certain universal life and annuity policies were transferred, and in addition, also effective April 1, 2014, the Company entered into a reinsurance agreement with Lancaster Re Captive Insurance Company, a wholly-owned subsidiary of the Company, whereby risks associated with certain term and universal life policies were transferred. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you for your Contract.


VARIABLE ACCOUNT

Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.


We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts covered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.


The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 76.

THE PORTFOLIOS


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

DISTRIBUTION. Allstate Distributors, LLC ("ADLLC"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Contracts directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with Allstate Life Insurance Company ("ALIC"). ALIC has entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA"), pursuant to which PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2014, consisted of the following: NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211;
RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..  maintenance of Contract Owner records;

..  Contract Owner services;

..  calculation of unit values;

..  maintenance of the Variable Account; and

..  preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.

In connection with Resolution Life's acquisition of Lincoln Benefit, Resolution Life, Inc. and Allstate Life entered into a Transition Services Agreement (the "TSA"), pursuant to which Allstate Life will continue to provide certain administrative services for the Recaptured Business for a period of twelve to twenty-four months after the closing. Following termination of the TSA, we plan to outsource the administration of the Recaptured Business to third-party administrators. In particular, the administration of our deferred annuity business was outsourced to se/2/, LLC, an unaffiliated third-party service provider, effective February 23, 2015. The remaining administration will be outsourced to Alliance-One Services, Inc., an unaffiliated third-party service provider, later this year.

ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS


Certain matters of Nebraska law pertaining to the Contract, including the validity of the Contract and Lincoln Benefit's right to issue the Contract under Nebraska law, have been passed upon by Lamson Dugan & Murray LLP, Omaha, Nebraska.


TAXES

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

    .  the Contract Owner is a natural person,

    . the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

    . Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in UNITED STATES V. WINDSOR, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The WINDSOR decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U.S. Supreme Court that may address several unanswered questions regarding the application of federal and state tax law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or
(2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..  made on or after the date the Contract Owner attains age 59 1/2,

..  made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..  made under an immediate annuity, or

..  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..  Individual Retirement Annuities (IRAs) under Code Section 408(b);

..  Roth IRAs under Code Section 408A;

..  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
   Section 408(p);

..  Tax Sheltered Annuities under Code Section 403(b);

..  Corporate and Self Employed Pension and Profit Sharing Plans under Code
   Section 401; and

..  State and Local Government and Tax-Exempt Organization Deferred Compensation
   Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.


The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner's spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.


Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..  made on or after the date the Contract Owner attains age 59 1/2,

..  made to a beneficiary after the Contract Owner's death,

..  attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..  made on or after the date the Contract Owner attains age 59 1/2,

..  made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..  made after separation from service after age 55 (does not apply to IRAs),

..  made pursuant to an IRS levy,

..  made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

..  made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..  required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..  hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2015, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2015.

For distributions in tax years beginning after 2005 and before 2015, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee "transfer" from one IRA account to another. IRA transfers are not subject to this 12 month rule.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or non-elective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..  attains age 59 1/2,

..  severs employment,

..  dies,

..  becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

ABOUT LINCOLN BENEFIT LIFE COMPANY

Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACTS
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
EXPERTS
FINANCIAL STATEMENTS
ACCUMULATION UNIT VALUES

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

APPENDIX A

CONTRACT COMPARISON CHART

Feature            Classic           Plus           Elite           Select
-------         --------------  --------------  --------------  --------------
                                   up to 5%
                                 depending on
                                issue age and
                                  amount of
Credit                             purchase
Enhancement          None          payments          None            None
Mortality and
Expense
Risk Charge
(Base Contract)     1.25%           1.45%           1.60%           1.70%
Withdrawal
Charge                          8.5/ 8.5/ 8.5/
(% of purchase  7/ 7/ 6/ 5/ 4/  7.5/ 6.5/ 5.5/
payment)             3/ 2           4/2.5          7/ 6/ 5           None
Withdrawal       Confinement,    Confinement,    Confinement,
Charge             Terminal        Terminal        Terminal
Waivers            Illness,        Illness,        Illness,
                 Unemployment    Unemployment    Unemployment        N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                           DCA Fixed Account Option*
                            -------------------------
                     Classic           Plus           Elite           Select
                  --------------  --------------  --------------  --------------
Transfer Periods     6-month         6-month         6-month           N/A
                     12-month        12-month        12-month          N/A

         Standard Fixed Account Option (not available in all states)**
          -------------------------------------------------------------
                     Classic           Plus           Elite           Select
                  --------------  --------------  --------------  --------------
Guarantee Periods     1-year           N/A             N/A             N/A
                       N/A             N/A             N/A             N/A
                       N/A             N/A             N/A             N/A
                       N/A             N/A             N/A             N/A

           MVA Fixed Account Option (not available in all states)***
            ---------------------------------------------------------
                     Classic           Plus           Elite           Select
                  --------------  --------------  --------------  --------------
Guarantee Periods     1-year          1-year          1-year          1-year
                      3-year          3-year          3-year          3-year
                      5-year          5-year          5-year          5-year
                      7-year          7-year          7-year          7-year
                     10-year         10-year         10-year         10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.
** May be available only in states where the MVA Fixed Account Option is not offered.
***Not available in states where the Standard Fixed Account Options are offered.

APPENDIX B - MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the term length of the Guarantee Period for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J = the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").

N = the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:  $10,000 allocated to a Market Value Adjusted Fixed
                   Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Consultant Solutions Classic*

                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract       = $10,000.00 X (1.045)/3/ = $11,411.66
Value at End of Contract Year 3:
Step 2: Calculate the Free       = .15 X $10,000 = $1,500
Withdrawal Amount:
Step 3: Calculate the            = .06 X ($10,000 - $1,500) = $510
Withdrawal Charge:
Step 4: Calculate the Market     I = 4.50%
Value Adjustment:
                                 J = 4.20%
                                     730 DAYS
                                 N = ________ = 2
                                     365 DAYS
                                 Market Value Adjustment Factor: .9 X [I - (J
                                 + .0025)] X N
                                 = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                 Market Value Adjustment = Market Value
                                 Adjustment Factor X Amount Subject To Market
                                 Value Adjustment:
                                 = .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount     = $11,411.66 - $510 + $10.27 = $10,911.93
received by Contract owner as a
result of full withdrawal at
the end of Contract Year 3:

                  EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1: Calculate Contract       = $10,000.00 X (1.045)/3/ = $11,411.66
Value at End of Contract Year 3:
Step 2: Calculate the Free       = .15 X $10,000 = $1,500
Withdrawal Amount:
Step 3: Calculate the            = .06 X ($10,000 - $1,500) = $510
Withdrawal Charge:
Step 4: Calculate the Market     I = 4.50%
Value Adjustment:
                                 J = 4.80%
                                     730 DAYS
                                 N = ________ = 2
                                     365 DAYS
                                 Market Value Adjustment Factor: .9 X [I - (J
                                 + .0025)] X N
                                 = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                 Market Value Adjustment = Market Value
                                 Adjustment Factor X Amount
                                 Subject To Market Value Adjustment:
                                 = -.0099 X $11,411.66 = - ($112.98)
Step 5: Calculate the amount     = $11,411.66 - $510 - $112.98 = $10,788.68
received by Contract owner as a
result of full withdrawal at
the end of Contract Year 3:

* These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.

APPENDIX C

EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

 Adjusted age of Annuitant on the Payout Start Date:                65
 ---------------------------------------------------                -----------
 Sex of Annuitant:................................................. male
 Income Plan selected:............................................. 1
 Payment frequency:................................................ monthly
 Amount applied to variable income payments under the Income Plan:. $100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

 Assumed investment rate:            3%
 ------------------------            ------------------------------------------
 Guaranteed minimum variable income  85% of the initial variable amount income payment:......................... value

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

APPENDIX D

WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                              Death Benefit Amount
                                                                  ---------------------------------------------
                                                                                                    Annual
                                                                     ROP Value                 Increase Value**
                                                                  ----------------             ----------------
                                                                  Classic,                     Classic,
                                Beginning              Contract    Elite             Maximum    Elite
                 Type of        Contract  Transaction Value After   And            Anniversary   And
Date            Occurrence        Value     Amount    Occurrence   Select   Plus      Value     Select   Plus
----       -------------------- --------- ----------- ----------- -------- ------- ----------- -------- -------
1/1/06.... Contract Anniversary  $55,000         --     $55,000   $50,000  $52,000   $55,000   $52,500  $54,600
7/1/06....   Partial Withdrawal  $60,000    $15,000     $45,000   $37,500  $39,000   $41,250   $40,339  $41,953

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                 Classic, Elite and Select  Plus
                                                                 ------------------------- -------
ROP DEATH BENEFIT
Partial Withdrawal Amount.........................      (a)               $15,000          $15,000
Contract Value Immediately Prior to Partial
  Withdrawal......................................      (b)               $60,000          $60,000
Value of Death Benefit Amount Immediately Prior
  to Partial Withdrawal...........................      (c)               $50,000          $52,000
Withdrawal Adjustment............................. [(a)/(b)]*(c)          $12,500          $13,000
Adjusted Death Benefit............................                        $37,500          $39,000
MAV DEATH BENEFIT
Partial Withdrawal Amount.........................      (a)               $15,000          $15,000
Contract Value Immediately Prior to Partial
  Withdrawal......................................      (b)               $60,000          $60,000
Value of Death Benefit Amount Immediately Prior
  to Partial Withdrawal...........................      (c)               $55,000          $55,000
Withdrawal Adjustment............................. [(a)/(b)]*(c)          $13,750          $13,750
Adjusted Death Benefit............................                        $41,250          $41,250
ANNUAL INCREASE DEATH BENEFIT**
Partial Withdrawal Amount.........................      (a)               $15,000          $15,000
Contract Value Immediately Prior to Partial
  Withdrawal......................................      (b)               $60,000          $60,000
Value of Death Benefit Amount Immediately Prior
  to Partial Withdrawal (assumes 181 days worth
  of interest on $52,500 and $54,600,
  respectively)...................................      (c)               $53,786          $55,937
Withdrawal Adjustment............................. [(a)/(b)]*(c)          $13,446          $13,984
Adjusted Death Benefit............................                        $40,339          $41,953

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =  $0
Purchase Payments in the 12 months prior to death  =  $0
In-Force Premium                                   =  $100,000
                                                      ($100,000 + $0 - $0)
In-Force Earnings                                  =  $25,000
                                                      ($125,000 - $100,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =  40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

** If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =  $5,000
                                                      ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death  =  $0
In-Force Premium                                   =  $95,000
                                                      ($100,000 + $0 - $5,000)
In-Force Earnings                                  =  $19,000
                                                      ($114,000 - $95,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =  40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

** If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals      =  $30,000
                                       ($50,000 - $20,000)
Purchase Payments in the 12 months  =  $0
prior to death
In-Force Premium                    =  $120,000
                                       ($110,000 + $40,000 - $30,000)
In-Force Earnings                   =  $20,000
                                       ($140,000 - $120,000)
ENHANCED EARNINGS DEATH             =  25%*$20,000 = $5,000
BENEFIT**

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

** If the oldest Contract Owner had been age 70 or younger on the Rider
   Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                     =  $0
Purchase Payments in the 12 months prior to death  =  $0
In-Force Premium                                   =  $100,000
                                                      ($100,000 + $0 - $0)
In-Force Earnings                                  =  $50,000
                                                      ($150,000 - $100,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =  40%*$50,000 = $20,000
Contract Value                                     =  $150,000
Death Benefit                                      =  $160,000
Enhanced Earnings Death Benefit                    =  $20,000
Continuing Contract Value                          =  $180,000
                                                      ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

** If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

APPENDIX F
WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 for CONSULTANT SOLUTIONS PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                                      Benefit Base
                                                                                 ----------------------
                                       Beginning    Transaction  Contract Value  Classic, Elite
Date             Type of Occurrence  Contract Value   Amount    After Occurrence   and Select    Plus
----            -------------------- -------------- ----------- ---------------- -------------- -------
1/1/2008....... Contract Anniversary    $55,000            --       $55,000         $50,000     $52,000
7/1/2008.......  Partial Withdrawal     $60,000       $15,000       $45,000         $37,500     $39,000

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                                 Classic, Elite and Select  Plus
                                                                                 ------------------------- -------
BENEFIT BASE
Partial Withdrawal Amount........................................      (a)                $15,000          $15,000
Contract Value Immediately Prior to Partial Withdrawal...........      (b)                $60,000          $60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal....      (c)                $50,000          $52,000
Withdrawal Adjustment............................................ [(a)/(b)]*(c)           $12,500          $13,000
Adjusted Benefit Base............................................                         $37,500          $39,000

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                     APPENDIX H - ACCUMULATION UNIT VALUES


 Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.

 The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the Invesco V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Shares Sub-Account and Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Shares Sub-Account which were first offered under the Contracts on April 27, 2007; and the Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008; and the Invesco V.I. Government Securities Fund - Series II Sub-Account which was first offered under the Contracts on April 29, 2011; and the Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account which was first offered under the Contracts on April 27, 2012.


 The names of the following Sub-Accounts changed since December 31, 2014. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2014:



  Sub-Account Name as of December 31,
                 2014
  (as appears in the following tables
     of Accumulation Unit Values)       Sub-Account Name on/about May 1, 2015
 -----------------------------------------------------------------------------
 MFS Investors Growth Stock Series -    MFS MA Investors Growth Stock
  Service Class                          Portfolio - Service Class
 -----------------------------------------------------------------------------

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                  Contracts -
                                   PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.25



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.219      $11.509       74,712
                                                                        2006       $11.509      $13.506      132,966
                                                                        2007       $13.506      $17.746      141,537
                                                                        2008       $17.746       $9.582      106,723
                                                                        2009        $9.582      $14.244      103,782
                                                                        2010       $14.244      $15.967       81,615
                                                                        2011       $15.967      $15.653       71,835
                                                                        2012       $15.653      $18.204       91,871
                                                                        2013       $18.204      $24.205       40,645
                                                                        2014       $24.205      $27.089       41,065
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005       $10.103      $11.134      212,340
                                                                        2006       $11.134      $11.523      222,959
                                                                        2007       $11.523      $13.598      210,459
                                                                        2008       $13.598       $7.204      237,432
                                                                        2009        $7.204      $10.465      192,485
                                                                        2010       $10.465      $11.656      149,608
                                                                        2011       $11.656      $11.411      129,818
                                                                        2012       $11.411      $12.313      101,373
                                                                        2013       $12.313      $16.346       79,784
                                                                        2014       $16.346      $17.828      164,785
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.628      $11.485      210,380
                                                                        2006       $11.485      $12.450      308,342
                                                                        2007       $12.450      $16.122      291,878
                                                                        2008       $16.122       $6.605      291,655
                                                                        2009        $6.605       $9.859      287,119
                                                                        2010        $9.859      $11.562      207,809
                                                                        2011       $11.562      $10.427      178,217
                                                                        2012       $10.427      $11.900      145,851
                                                                        2013       $11.900      $15.895      114,252
                                                                        2014       $15.895      $16.869       94,587
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.509       48,073
                                                                        2008        $9.509       $5.949       43,169
                                                                        2009        $5.949       $7.592       39,260
                                                                        2010        $7.592       $8.733       32,930
                                                                        2011        $8.733       $8.081       27,368
                                                                        2012        $8.081       $9.166       26,563
                                                                        2013        $9.166      $11.951       21,828
                                                                        2014       $11.951      $12.883            0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.749       96,362
                                                              2008        $9.749       $6.191       93,685
                                                              2009        $6.191       $7.604       79,400
                                                              2010        $7.604       $8.211       60,894
                                                              2011        $8.211       $8.502       48,053
                                                              2012        $8.502       $9.771       43,691
                                                              2013        $9.771      $12.759       23,351
                                                              2014       $12.759      $14.061       37,777
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.217      $10.460      111,219
                                                              2006       $10.460      $11.056      134,814
                                                              2007       $11.056      $12.561      148,955
                                                              2008       $12.561       $8.809      146,295
                                                              2009        $8.809      $11.190      119,875
                                                              2010       $11.190      $12.580      112,596
                                                              2011       $12.580      $12.061       77,639
                                                              2012       $12.061      $13.354       57,021
                                                              2013       $13.354      $15.194       50,790
                                                              2014       $15.194      $15.819       46,043
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.389      $13.106      523,173
                                                              2006       $13.106      $14.408      891,858
                                                              2007       $14.408      $16.672      862,174
                                                              2008       $16.672       $9.425      782,708
                                                              2009        $9.425      $12.596      702,455
                                                              2010       $12.596      $14.529      608,058
                                                              2011       $14.529      $13.934      502,184
                                                              2012       $13.934      $15.965      366,709
                                                              2013       $15.965      $20.624      282,865
                                                              2014       $20.624      $22.717      232,099
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.840      $11.290      457,976
                                                              2006       $11.290      $13.358      699,045
                                                              2007       $13.358      $13.344      675,449
                                                              2008       $13.344       $7.528      651,012
                                                              2009        $7.528       $9.646      556,829
                                                              2010        $9.646      $10.935      507,555
                                                              2011       $10.935      $10.858      393,828
                                                              2012       $10.858      $12.538      304,289
                                                              2013       $12.538      $15.811      211,218
                                                              2014       $15.811      $16.920      158,397
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.809      $10.209      307,319
                                                              2006       $10.209      $10.734      362,183
                                                              2007       $10.734      $13.411      341,543
                                                              2008       $13.411       $6.971      316,734
                                                              2009        $6.971       $8.800      268,644
                                                              2010        $8.800      $10.752      234,521
                                                              2011       $10.752      $10.604      183,811
                                                              2012       $10.604      $11.967      111,743
                                                              2013       $11.967      $16.056       87,560
                                                              2014       $16.056      $17.584       67,893

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.668      $11.004       812,899
                                                                    2006       $11.004      $12.532     1,175,182
                                                                    2007       $12.532      $13.002     1,100,162
                                                                    2008       $13.002       $8.060     1,084,831
                                                                    2009        $8.060      $10.043       981,330
                                                                    2010       $10.043      $11.366       794,035
                                                                    2011       $11.366      $11.413       670,286
                                                                    2012       $11.413      $13.019       525,991
                                                                    2013       $13.019      $16.941       379,644
                                                                    2014       $16.941      $18.933       326,211
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.215      $10.269       496,639
                                                                    2006       $10.269      $10.549       806,750
                                                                    2007       $10.549      $10.831       811,904
                                                                    2008       $10.831      $10.315       588,837
                                                                    2009       $10.315      $11.750       550,819
                                                                    2010       $11.750      $12.466       526,200
                                                                    2011       $12.466      $13.164       567,827
                                                                    2012       $13.164      $13.713       328,111
                                                                    2013       $13.713      $13.249       239,889
                                                                    2014       $13.249      $13.804       196,159
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.965      $10.104       913,007
                                                                    2006       $10.104      $10.429     1,383,659
                                                                    2007       $10.429      $10.797     1,358,656
                                                                    2008       $10.797      $10.946     1,573,766
                                                                    2009       $10.946      $10.850     1,408,990
                                                                    2010       $10.850      $10.711     1,056,049
                                                                    2011       $10.711      $10.568       995,591
                                                                    2012       $10.568      $10.426       767,257
                                                                    2013       $10.426      $10.286       618,987
                                                                    2014       $10.286      $10.148       472,894
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.931      $12.810       311,381
                                                                    2006       $12.810      $14.883       762,307
                                                                    2007       $14.883      $17.185       776,150
                                                                    2008       $17.185       $9.500       781,458
                                                                    2009        $9.500      $11.829       694,356
                                                                    2010       $11.829      $13.167       617,998
                                                                    2011       $13.167      $10.737       562,383
                                                                    2012       $10.737      $12.750       414,825
                                                                    2013       $12.750      $16.372       309,349
                                                                    2014       $16.372      $14.811       266,449
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.599      $11.890        56,294
                                                                    2006       $11.890      $13.065        91,432
                                                                    2007       $13.065      $15.819        78,479
                                                                    2008       $15.819       $9.249        92,524
                                                                    2009        $9.249      $11.614        80,586
                                                                    2010       $11.614      $12.741        74,184
                                                                    2011       $12.741      $11.745        56,732
                                                                    2012       $11.745      $12.099        44,489
                                                                    2013       $12.099      $14.020        32,853
                                                                    2014       $14.020      $14.217        25,371
------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                    2012       $10.000       $9.785        16,939
                                                                    2013        $9.785      $13.494        13,297
                                                                    2014       $13.494      $14.400        11,516

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.303      $11.036       50,990
                                                         2006       $11.036      $11.547       61,199
                                                         2007       $11.547      $12.727       56,382
                                                         2008       $12.727       $7.203       52,348
                                                         2009        $7.203       $8.578       42,532
                                                         2010        $8.578       $9.749       34,260
                                                         2011        $9.749       $8.837       25,164
                                                         2012        $8.837      $10.148            0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.800      173,314
                                                         2007       $10.800      $11.493      185,437
                                                         2008       $11.493       $7.900      185,880
                                                         2009        $7.900       $9.974      159,397
                                                         2010        $9.974      $10.749      157,890
                                                         2011       $10.749      $10.573      133,055
                                                         2012       $10.573      $11.850      110,594
                                                         2013       $11.850      $15.073       82,642
                                                         2014       $15.073      $16.036       61,238
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $12.215      114,080
                                                         2012       $12.215      $12.317       80,890
                                                         2013       $12.317      $11.804       54,619
                                                         2014       $11.804      $12.096       45,371
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $11.083      $11.996      493,860
                                                         2006       $11.996      $13.725      824,335
                                                         2007       $13.725      $13.881      783,069
                                                         2008       $13.881       $9.283      680,370
                                                         2009        $9.283      $11.365      614,322
                                                         2010       $11.365      $12.579      526,375
                                                         2011       $12.579      $12.129      417,385
                                                         2012       $12.129      $13.681      302,328
                                                         2013       $13.681      $18.054      207,226
                                                         2014       $18.054      $19.585      155,774
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.989      $11.629      253,522
                                                         2006       $11.629      $12.732      405,969
                                                         2007       $12.732      $13.725      387,292
                                                         2008       $13.725       $9.656      323,756
                                                         2009        $9.656      $12.370      277,636
                                                         2010       $12.370      $13.885      245,585
                                                         2011       $13.885      $12.807      221,182
                                                         2012       $12.807      $13.975      166,828
                                                         2013       $13.975      $17.710      121,224
                                                         2014       $17.710      $18.200       98,489
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005       $11.112      $12.180       47,131
                                                         2006       $12.180      $12.608       54,285
                                                         2007       $12.608      $14.626       48,758
                                                         2008       $14.626       $7.671       44,989
                                                         2009        $7.671      $11.833       35,133
                                                         2010       $11.833      $14.857       45,521
                                                         2011       $14.857      $13.285       26,213
                                                         2012       $13.285      $14.629       19,233
                                                         2013       $14.629      $19.714       16,890
                                                         2014       $19.714      $20.943       15,348

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.745      $11.176      223,522
                                                                        2006       $11.176      $12.452      287,925
                                                                        2007       $12.452      $12.451      280,725
                                                                        2008       $12.451       $5.907      303,579
                                                                        2009        $5.907       $8.610      262,919
                                                                        2010        $8.610       $9.083      213,414
                                                                        2011        $9.083       $8.657      168,059
                                                                        2012        $8.657      $10.047      118,174
                                                                        2013       $10.047      $13.209       86,832
                                                                        2014       $13.209      $13.863       72,668
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.187      $10.379      164,577
                                                                        2006       $10.379      $10.558      182,914
                                                                        2007       $10.558      $11.145      211,170
                                                                        2008       $11.145      $11.161      357,895
                                                                        2009       $11.161      $11.105      185,515
                                                                        2010       $11.105      $11.491      165,810
                                                                        2011       $11.491      $11.561            0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $7.074      105,650
                                                                        2009        $7.074      $12.496      123,025
                                                                        2010       $12.496      $15.411      123,784
                                                                        2011       $15.411      $10.287       94,045
                                                                        2012       $10.287      $11.485       77,594
                                                                        2013       $11.485      $12.948       55,546
                                                                        2014       $12.948      $11.228       47,677
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.303      $12.266      356,713
                                                                        2006       $12.266      $13.924      564,227
                                                                        2007       $13.924      $14.720      539,843
                                                                        2008       $14.720      $10.470      471,189
                                                                        2009       $10.470      $13.729      408,012
                                                                        2010       $13.729      $15.625      316,553
                                                                        2011       $15.625      $14.955      265,915
                                                                        2012       $14.955      $16.344      197,499
                                                                        2013       $16.344      $20.285      136,482
                                                                        2014       $20.285      $21.700      111,102
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.974       77,386
                                                                        2006       $10.974      $13.193      178,295
                                                                        2007       $13.193      $12.219      196,175
                                                                        2008       $12.219       $7.724      180,098
                                                                        2009        $7.724       $7.321            0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                        2005       $10.625      $11.285      153,996
                                                                        2006       $11.285      $12.292      242,446
                                                                        2007       $12.292      $13.373      234,531
                                                                        2008       $13.373      $11.074      193,608
                                                                        2009       $11.074      $13.719      209,853
                                                                        2010       $13.719      $14.633      179,215
                                                                        2011       $14.633      $14.631      148,727
                                                                        2012       $14.631      $16.364      109,677
                                                                        2013       $16.364      $19.339       88,822
                                                                        2014       $19.339      $20.650       73,363

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                     2005       $11.317      $11.861      115,107
                                                                     2006       $11.861      $13.814      165,929
                                                                     2007       $13.814      $16.114      179,041
                                                                     2008       $16.114      $15.166            0
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                     2005       $11.491      $12.759       76,819
                                                                     2006       $12.759      $13.735      168,017
                                                                     2007       $13.735      $18.512      143,770
                                                                     2008       $18.512      $10.170      144,900
                                                                     2009       $10.170      $14.650      134,229
                                                                     2010       $14.650      $15.388      118,575
                                                                     2011       $15.388      $14.127      100,834
                                                                     2012       $14.127      $17.261       67,165
                                                                     2013       $17.261      $22.287       48,189
                                                                     2014       $22.287      $23.848       32,440
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service
 Shares
                                                                     2005       $11.339      $12.407      125,616
                                                                     2006       $12.407      $13.558      164,908
                                                                     2007       $13.558      $14.194      134,550
                                                                     2008       $14.194       $8.928      125,288
                                                                     2009        $8.928      $10.793      103,124
                                                                     2010       $10.793      $11.587            0
-------------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                     2013       $10.000      $16.079       64,391
                                                                     2014       $16.079      $16.264       51,344
-------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                     2005       $10.652      $10.724      209,209
                                                                     2006       $10.724      $11.637      238,258
                                                                     2007       $11.637      $11.655      216,819
                                                                     2008       $11.655       $8.202      178,367
                                                                     2009        $8.202      $11.751      144,690
                                                                     2010       $11.751      $13.261      136,106
                                                                     2011       $13.261      $13.587      113,107
                                                                     2012       $13.587      $15.337       80,632
                                                                     2013       $15.337      $15.563            0
-------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                     2005       $10.471      $10.767      229,340
                                                                     2006       $10.767      $11.398      467,604
                                                                     2007       $11.398      $12.483      434,299
                                                                     2008       $12.483       $7.760      408,811
                                                                     2009        $7.760      $10.648      318,596
                                                                     2010       $10.648      $11.781      265,360
                                                                     2011       $11.781      $11.666      228,670
                                                                     2012       $11.666      $13.428      156,807
                                                                     2013       $13.428      $17.227      103,739
                                                                     2014       $17.227      $18.884       82,937
-------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                     2005       $10.810      $11.413       32,676
                                                                     2006       $11.413      $12.689       38,786
                                                                     2007       $12.689      $13.772       40,966
                                                                     2008       $13.772       $9.068       32,809
                                                                     2009        $9.068      $11.322       33,920
                                                                     2010       $11.322      $12.384       28,628
                                                                     2011       $12.384      $11.922       27,057
                                                                     2012       $11.922      $13.975       16,900
                                                                     2013       $13.975      $18.162        9,109
                                                                     2014       $18.162      $19.836        8,924

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.945      $10.304       92,908
                                                                   2006       $10.304      $11.480      113,307
                                                                   2007       $11.480      $11.579      100,633
                                                                   2008       $11.579       $6.908       87,061
                                                                   2009        $6.908      $11.103       91,123
                                                                   2010       $11.103      $14.890      131,452
                                                                   2011       $14.890      $13.148       57,960
                                                                   2012       $13.148      $15.681       41,545
                                                                   2013       $15.681      $21.845       28,411
                                                                   2014       $21.845      $19.935       22,594
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.783      $10.914      326,074
                                                                   2006       $10.914      $12.019      375,040
                                                                   2007       $12.019      $12.323      335,392
                                                                   2008       $12.323       $9.443      283,876
                                                                   2009        $9.443      $10.966      279,887
                                                                   2010       $10.966      $11.860      248,952
                                                                   2011       $11.860      $11.886      198,071
                                                                   2012       $11.886      $13.007      127,302
                                                                   2013       $13.007      $15.236      104,395
                                                                   2014       $15.236      $16.269       66,440
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.175      $11.737      129,930
                                                                   2006       $11.737      $13.954      194,233
                                                                   2007       $13.954      $14.810      188,327
                                                                   2008       $14.810       $9.826      163,225
                                                                   2009        $9.826      $11.869      120,920
                                                                   2010       $11.869      $13.023       95,563
                                                                   2011       $13.023      $12.787       91,183
                                                                   2012       $12.787      $14.618       46,801
                                                                   2013       $14.618      $19.554       32,771
                                                                   2014       $19.554      $21.258       26,177
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.723       26,917
                                                                   2006       $11.723      $11.877       87,641
                                                                   2007       $11.877      $12.423       90,045
                                                                   2008       $12.423       $6.224       86,645
                                                                   2009        $6.224       $8.121       82,002
                                                                   2010        $8.121      $10.188       73,066
                                                                   2011       $10.188      $10.134       64,612
                                                                   2012       $10.134      $11.613       51,998
                                                                   2013       $11.613      $15.538       41,735
                                                                   2014       $15.538      $16.175       28,501
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                   2005       $11.390      $12.817      340,222
                                                                   2006       $12.817      $14.840      463,678
                                                                   2007       $14.840      $15.529      425,468
                                                                   2008       $15.529       $9.141      339,967
                                                                   2009        $9.141      $12.566      318,882
                                                                   2010       $12.566      $14.343      214,515
                                                                   2011       $14.343      $12.943      179,849
                                                                   2012       $12.943      $15.443      146,194
                                                                   2013       $15.443      $19.347      109,747
                                                                   2014       $19.347      $19.478       89,230

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                        2005       $11.324      $12.256       457,975
                                                                        2006       $12.256      $13.864       760,414
                                                                        2007       $13.864      $13.485       690,006
                                                                        2008       $13.485       $8.247       595,786
                                                                        2009        $8.247      $11.137       488,782
                                                                        2010       $11.137      $13.520       394,097
                                                                        2011       $13.520      $13.020       328,526
                                                                        2012       $13.020      $15.113       241,866
                                                                        2013       $15.113      $20.965       166,716
                                                                        2014       $20.965      $23.093       143,307
----------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
 Shares
                                                                        2005       $10.382      $10.769       276,055
                                                                        2006       $10.769      $10.857       508,415
                                                                        2007       $10.857      $11.099       482,258
                                                                        2008       $11.099      $10.688       356,974
                                                                        2009       $10.688      $12.192       328,033
                                                                        2010       $12.192      $13.050       307,466
                                                                        2011       $13.050      $13.745       255,082
                                                                        2012       $13.745      $15.030       198,826
                                                                        2013       $15.030      $14.901       151,236
                                                                        2014       $14.901      $16.340       115,842
----------------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                        2005        $9.959      $10.096       325,748
                                                                        2006       $10.096      $10.420       459,580
                                                                        2007       $10.420      $10.781       401,905
                                                                        2008       $10.781      $10.875       447,414
                                                                        2009       $10.875      $10.740       560,031
                                                                        2010       $10.740      $10.600       537,780
                                                                        2011       $10.600      $10.464       392,314
                                                                        2012       $10.464      $10.329       323,462
                                                                        2013       $10.329      $10.196       276,731
                                                                        2014       $10.196      $10.059       223,502
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                        2005       $10.596      $10.671       648,012
                                                                        2006       $10.671      $10.602       937,569
                                                                        2007       $10.602      $11.576       902,299
                                                                        2008       $11.576      $10.615       928,688
                                                                        2009       $10.615      $12.398       713,734
                                                                        2010       $12.398      $13.223       615,212
                                                                        2011       $13.223      $14.568       496,281
                                                                        2012       $14.568      $15.629       375,351
                                                                        2013       $15.629      $13.997       273,276
                                                                        2014       $13.997      $14.234       227,624
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                                        2005       $10.283      $10.392       653,328
                                                                        2006       $10.392      $10.647     1,083,265
                                                                        2007       $10.647      $11.424     1,062,806
                                                                        2008       $11.424      $11.812       823,099
                                                                        2009       $11.812      $13.293       875,022
                                                                        2010       $13.293      $14.178       871,323
                                                                        2011       $14.178      $14.492       710,717
                                                                        2012       $14.492      $15.667       565,502
                                                                        2013       $15.667      $15.152       385,565
                                                                        2014       $15.152      $15.587       296,643

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                   2005       $10.805      $10.951        61,072
                                                   2006       $10.951      $11.970        86,922
                                                   2007       $11.970      $11.284        76,705
                                                   2008       $11.284       $7.661        66,388
                                                   2009        $7.661       $7.391             0
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                   2005       $11.229      $10.576       203,935
                                                   2006       $10.576      $11.620       218,567
                                                   2007       $11.620      $12.187       170,119
                                                   2008       $12.187      $11.013             0
-------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                   2005       $10.490      $10.932       438,125
                                                   2006       $10.932      $11.791       846,349
                                                   2007       $11.791      $13.084       814,281
                                                   2008       $13.084       $7.402       830,392
                                                   2009        $7.402      $10.354       670,845
                                                   2010       $10.354      $11.848       550,687
                                                   2011       $11.848      $11.848       447,857
                                                   2012       $11.848      $13.780       419,459
                                                   2013       $13.780      $19.148       299,644
                                                   2014       $19.148      $20.559       163,215
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                   2005       $11.106      $11.361       948,390
                                                   2006       $11.361      $13.299     1,402,991
                                                   2007       $13.299      $13.516     1,333,577
                                                   2008       $13.516       $8.498     1,156,148
                                                   2009        $8.498      $10.500       989,299
                                                   2010       $10.500      $11.885       793,746
                                                   2011       $11.885      $11.605       637,701
                                                   2012       $11.605      $13.386       445,276
                                                   2013       $13.386      $17.088       356,536
                                                   2014       $17.088      $18.055       256,724
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                   2005       $10.383      $11.829        58,864
                                                   2006       $11.829      $12.114        88,585
                                                   2007       $12.114      $14.539        86,678
                                                   2008       $14.539       $7.265        87,977
                                                   2009        $7.265      $11.835        73,057
                                                   2010       $11.835      $14.316        71,085
                                                   2011       $14.316      $13.693        54,754
                                                   2012       $13.693      $15.406        33,571
                                                   2013       $15.406      $22.452        27,571
                                                   2014       $22.452      $23.497        56,127
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                   2005       $12.853      $14.804       448,864
                                                   2006       $14.804      $20.106       695,926
                                                   2007       $20.106      $16.407       515,759
                                                   2008       $16.407      $10.026       445,861
                                                   2009       $10.026      $12.709       374,792
                                                   2010       $12.709      $16.239       303,954
                                                   2011       $16.239      $16.927       247,891
                                                   2012       $16.927      $19.307       189,555
                                                   2013       $19.307      $19.380       156,289
                                                   2014       $19.380      $24.744       122,056

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $12.106      $15.764       76,101
                                                                        2006       $15.764      $21.694      140,010
                                                                        2007       $21.694      $29.449      151,951
                                                                        2008       $29.449      $10.231       88,994
                                                                        2009       $10.231      $21.517      153,256
                                                                        2010       $21.517      $26.924      141,498
                                                                        2011       $26.924      $19.725       66,474
                                                                        2012       $19.725      $25.258       48,444
                                                                        2013       $25.258      $27.912       35,404
                                                                        2014       $27.912      $27.421       29,680
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.455      $18.637       98,493
                                                                        2006       $18.637      $22.889      151,158
                                                                        2007       $22.889      $32.819      197,678
                                                                        2008       $32.819      $17.442       80,392
                                                                        2009       $17.442      $27.106      126,577
                                                                        2010       $27.106      $34.558       69,632
                                                                        2011       $34.558      $28.484       56,911
                                                                        2012       $28.484      $29.050       40,084
                                                                        2013       $29.050      $31.677       30,113
                                                                        2014       $31.677      $25.279       25,664
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.917       $9.804       58,131
                                                                        2006        $9.804      $10.509       63,097
                                                                        2007       $10.509      $10.787       68,791
                                                                        2008       $10.787       $9.247      106,076
                                                                        2009        $9.247      $10.387      101,362
                                                                        2010       $10.387      $10.757       99,575
                                                                        2011       $10.757      $10.371       72,358
                                                                        2012       $10.371      $10.367       38,505
                                                                        2013       $10.367      $10.743       27,201
                                                                        2014       $10.743      $10.485       21,796
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.871      $11.105      465,661
                                                                        2006       $11.105      $12.089      703,308
                                                                        2007       $12.089      $11.885      698,823
                                                                        2008       $11.885       $8.104      589,498
                                                                        2009        $8.104      $12.379      454,032
                                                                        2010       $12.379      $14.007      377,768
                                                                        2011       $14.007      $13.994      305,012
                                                                        2012       $13.994      $16.299      243,475
                                                                        2013       $16.299      $17.053      169,399
                                                                        2014       $17.053      $16.569      150,676



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                  Contracts -
                                   PROSPECTUS

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                      High

                           Mortality & Expense = 2.15



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.134      $11.309           0
                                                                        2006       $11.309      $13.152           0
                                                                        2007       $13.152      $17.121           0
                                                                        2008       $17.121       $9.160           0
                                                                        2009        $9.160      $13.493           0
                                                                        2010       $13.493      $14.987           0
                                                                        2011       $14.987      $14.558           0
                                                                        2012       $14.558      $16.776           0
                                                                        2013       $16.776      $22.104           0
                                                                        2014       $22.104      $24.512           0
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005       $10.019      $10.942           0
                                                                        2006       $10.942      $11.220           0
                                                                        2007       $11.220      $13.120           0
                                                                        2008       $13.120       $6.887           0
                                                                        2009        $6.887       $9.913           0
                                                                        2010        $9.913      $10.941           0
                                                                        2011       $10.941      $10.614           0
                                                                        2012       $10.614      $11.347           0
                                                                        2013       $11.347      $14.927           0
                                                                        2014       $14.927      $16.132           0
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.539      $11.286           0
                                                                        2006       $11.286      $12.123           0
                                                                        2007       $12.123      $15.555           0
                                                                        2008       $15.555       $6.314      18,946
                                                                        2009        $6.314       $9.339      18,946
                                                                        2010        $9.339      $10.853           0
                                                                        2011       $10.853       $9.697           0
                                                                        2012        $9.697      $10.966           0
                                                                        2013       $10.966      $14.515           0
                                                                        2014       $14.515      $15.264           0
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.450           0
                                                                        2008        $9.450       $5.858       2,596
                                                                        2009        $5.858       $7.407       2,582
                                                                        2010        $7.407       $8.443       2,570
                                                                        2011        $8.443       $7.742           0
                                                                        2012        $7.742       $8.701           0
                                                                        2013        $8.701      $11.241           0
                                                                        2014       $11.241      $12.015           0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.688           0
                                                              2008        $9.688       $6.096           0
                                                              2009        $6.096       $7.419           0
                                                              2010        $7.419       $7.939           0
                                                              2011        $7.939       $8.145           0
                                                              2012        $8.145       $9.275           0
                                                              2013        $9.275      $12.001           0
                                                              2014       $12.001      $13.105           0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.132      $10.279           0
                                                              2006       $10.279      $10.765           0
                                                              2007       $10.765      $12.119           0
                                                              2008       $12.119       $8.421         109
                                                              2009        $8.421      $10.600         109
                                                              2010       $10.600      $11.808         108
                                                              2011       $11.808      $11.218         109
                                                              2012       $11.218      $12.307         113
                                                              2013       $12.307      $13.875         123
                                                              2014       $13.875      $14.314         124
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.295      $12.880         303
                                                              2006       $12.880      $14.030         292
                                                              2007       $14.030      $16.085         280
                                                              2008       $16.085       $9.010       1,763
                                                              2009        $9.010      $11.932       1,704
                                                              2010       $11.932      $13.638       1,549
                                                              2011       $13.638      $12.960       1,428
                                                              2012       $12.960      $14.713       1,134
                                                              2013       $14.713      $18.833       1,057
                                                              2014       $18.833      $20.555         993
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.750      $11.095           0
                                                              2006       $11.095      $13.007           0
                                                              2007       $13.007      $12.875           0
                                                              2008       $12.875       $7.197       8,417
                                                              2009        $7.197       $9.137       8,329
                                                              2010        $9.137      $10.264       7,490
                                                              2011       $10.264      $10.099       5,648
                                                              2012       $10.099      $11.555       5,322
                                                              2013       $11.555      $14.438       4,931
                                                              2014       $14.438      $15.310       4,672
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.727      $10.032           0
                                                              2006       $10.032      $10.452           0
                                                              2007       $10.452      $12.939           0
                                                              2008       $12.939       $6.664           0
                                                              2009        $6.664       $8.336           0
                                                              2010        $8.336      $10.092           0
                                                              2011       $10.092       $9.863           0
                                                              2012        $9.863      $11.029           0
                                                              2013       $11.029      $14.662           0
                                                              2014       $14.662      $15.910           0

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.579      $10.813           0
                                                                    2006       $10.813      $12.202           0
                                                                    2007       $12.202      $12.544           0
                                                                    2008       $12.544       $7.705       1,127
                                                                    2009        $7.705       $9.513       1,113
                                                                    2010        $9.513      $10.669       1,102
                                                                    2011       $10.669      $10.615         136
                                                                    2012       $10.615      $11.998         130
                                                                    2013       $11.998      $15.470         105
                                                                    2014       $15.470      $17.132          97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.130      $10.091           0
                                                                    2006       $10.091      $10.272           0
                                                                    2007       $10.272      $10.450           0
                                                                    2008       $10.450       $9.861       2,057
                                                                    2009        $9.861      $11.131       2,068
                                                                    2010       $11.131      $11.702       1,842
                                                                    2011       $11.702      $12.244       1,833
                                                                    2012       $12.244      $12.638         246
                                                                    2013       $12.638      $12.098         268
                                                                    2014       $12.098      $12.491         268
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.882       $9.929           0
                                                                    2006        $9.929      $10.155           0
                                                                    2007       $10.155      $10.417           0
                                                                    2008       $10.417      $10.465       3,763
                                                                    2009       $10.465      $10.278       4,430
                                                                    2010       $10.278      $10.054       4,467
                                                                    2011       $10.054       $9.829       2,972
                                                                    2012        $9.829       $9.608       3,233
                                                                    2013        $9.608       $9.393       3,670
                                                                    2014        $9.393       $9.183       3,799
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.840      $12.588           0
                                                                    2006       $12.588      $14.492           0
                                                                    2007       $14.492      $16.580           0
                                                                    2008       $16.580       $9.082       1,097
                                                                    2009        $9.082      $11.205       1,129
                                                                    2010       $11.205      $12.359       1,004
                                                                    2011       $12.359       $9.986       1,039
                                                                    2012        $9.986      $11.750         946
                                                                    2013       $11.750      $14.951         854
                                                                    2014       $14.951      $13.402         956
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.511      $11.684           0
                                                                    2006       $11.684      $12.722           0
                                                                    2007       $12.722      $15.263           0
                                                                    2008       $15.263       $8.841         804
                                                                    2009        $8.841      $11.001         799
                                                                    2010       $11.001      $11.959         796
                                                                    2011       $11.959      $10.924           0
                                                                    2012       $10.924      $11.150           0
                                                                    2013       $11.150      $12.803           0
                                                                    2014       $12.803      $12.864           0

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                         2012       $10.000       $9.018           0
                                                         2013        $9.018      $12.323           0
                                                         2014       $12.323      $13.029           0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.217      $10.845           0
                                                         2006       $10.845      $11.244           0
                                                         2007       $11.244      $12.279           0
                                                         2008       $12.279       $6.886           0
                                                         2009        $6.886       $8.126           0
                                                         2010        $8.126       $9.151           0
                                                         2011        $9.151       $8.219           0
                                                         2012        $8.219       $9.410           0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.734           0
                                                         2007       $10.734      $11.317           0
                                                         2008       $11.317       $7.708           0
                                                         2009        $7.708       $9.643           0
                                                         2010        $9.643      $10.298           0
                                                         2011       $10.298      $10.037           0
                                                         2012       $10.037      $11.147           0
                                                         2013       $11.147      $14.049           0
                                                         2014       $14.049      $14.810           0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $11.361         267
                                                         2012       $11.361      $11.351         267
                                                         2013       $11.351      $10.779         267
                                                         2014       $10.779      $10.945         267
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $10.991      $11.789           0
                                                         2006       $11.789      $13.365           0
                                                         2007       $13.365      $13.392           0
                                                         2008       $13.392       $8.874       6,338
                                                         2009        $8.874      $10.766       6,552
                                                         2010       $10.766      $11.807       5,971
                                                         2011       $11.807      $11.281       5,332
                                                         2012       $11.281      $12.608       5,132
                                                         2013       $12.608      $16.486       4,569
                                                         2014       $16.486      $17.721       4,279
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.897      $11.427           0
                                                         2006       $11.427      $12.398           0
                                                         2007       $12.398      $13.242           0
                                                         2008       $13.242       $9.231       1,270
                                                         2009        $9.231      $11.718       1,268
                                                         2010       $11.718      $13.032       1,264
                                                         2011       $13.032      $11.911         350
                                                         2012       $11.911      $12.879         357
                                                         2013       $12.879      $16.173         352
                                                         2014       $16.173      $16.468         356

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                        2005       $11.019      $11.969           0
                                                                        2006       $11.969      $12.277           0
                                                                        2007       $12.277      $14.111           0
                                                                        2008       $14.111       $7.333           0
                                                                        2009        $7.333      $11.209           0
                                                                        2010       $11.209      $13.945           0
                                                                        2011       $13.945      $12.356           0
                                                                        2012       $12.356      $13.481           0
                                                                        2013       $13.481      $18.002           0
                                                                        2014       $18.002      $18.950           0
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.656      $10.982           0
                                                                        2006       $10.982      $12.125           0
                                                                        2007       $12.125      $12.013           0
                                                                        2008       $12.013       $5.647       1,098
                                                                        2009        $5.647       $8.155       1,086
                                                                        2010        $8.155       $8.526       1,087
                                                                        2011        $8.526       $8.051          80
                                                                        2012        $8.051       $9.259          75
                                                                        2013        $9.259      $12.062          73
                                                                        2014       $12.062      $12.544          72
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.103      $10.200           0
                                                                        2006       $10.200      $10.281           0
                                                                        2007       $10.281      $10.753           0
                                                                        2008       $10.753      $10.670         267
                                                                        2009       $10.670      $10.520         267
                                                                        2010       $10.520      $10.786         267
                                                                        2011       $10.786      $10.819           0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $6.762           0
                                                                        2009        $6.762      $11.837           0
                                                                        2010       $11.837      $14.465           0
                                                                        2011       $14.465       $9.568           0
                                                                        2012        $9.568      $10.584           0
                                                                        2013       $10.584      $11.824           0
                                                                        2014       $11.824      $10.159           0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.209      $12.053         577
                                                                        2006       $12.053      $13.558         565
                                                                        2007       $13.558      $14.202         531
                                                                        2008       $14.202      $10.009         547
                                                                        2009       $10.009      $13.005         521
                                                                        2010       $13.005      $14.666         506
                                                                        2011       $14.666      $13.909         509
                                                                        2012       $13.909      $15.063         259
                                                                        2013       $15.063      $18.524         223
                                                                        2014       $18.524      $19.635         228
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.906           0
                                                                        2006       $10.906      $12.993           0
                                                                        2007       $12.993      $11.923           0
                                                                        2008       $11.923       $7.468           0
                                                                        2009        $7.468       $7.057           0

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                     2005       $10.537      $11.089           0
                                                                     2006       $11.089      $11.970           0
                                                                     2007       $11.970      $12.902           0
                                                                     2008       $12.902      $10.586           0
                                                                     2009       $10.586      $12.996           0
                                                                     2010       $12.996      $13.735           0
                                                                     2011       $13.735      $13.608           0
                                                                     2012       $13.608      $15.081           0
                                                                     2013       $15.081      $17.661           0
                                                                     2014       $17.661      $18.686           0
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                     2005       $11.223      $11.655           0
                                                                     2006       $11.655      $13.452           0
                                                                     2007       $13.452      $15.547           0
                                                                     2008       $15.547      $14.589           0
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                     2005       $11.395      $12.539           0
                                                                     2006       $12.539      $13.375           0
                                                                     2007       $13.375      $17.861           0
                                                                     2008       $17.861       $9.723           0
                                                                     2009        $9.723      $13.877           0
                                                                     2010       $13.877      $14.444           0
                                                                     2011       $14.444      $13.139           0
                                                                     2012       $13.139      $15.907           0
                                                                     2013       $15.907      $20.352           0
                                                                     2014       $20.352      $21.579           0
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service
 Shares
                                                                     2005       $11.245      $12.192           0
                                                                     2006       $12.192      $13.202           0
                                                                     2007       $13.202      $13.695           0
                                                                     2008       $13.695       $8.535           0
                                                                     2009        $8.535      $10.224           0
                                                                     2010       $10.224      $10.943           0
-------------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                     2013       $10.000      $14.683       2,048
                                                                     2014       $14.683      $14.717       2,064
-------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                     2005       $10.563      $10.538           0
                                                                     2006       $10.538      $11.331           0
                                                                     2007       $11.331      $11.245           0
                                                                     2008       $11.245       $7.842       3,928
                                                                     2009        $7.842      $11.132       3,672
                                                                     2010       $11.132      $12.448       3,380
                                                                     2011       $12.448      $12.637       1,952
                                                                     2012       $12.637      $14.135       1,882
                                                                     2013       $14.135      $14.261           0
-------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                     2005       $10.384      $10.580           0
                                                                     2006       $10.580      $11.098           0
                                                                     2007       $12.125      $12.013           0
                                                                     2008       $12.013       $7.419         155
                                                                     2009        $7.419      $10.087         132
                                                                     2010       $10.087      $11.058         129
                                                                     2011       $11.058      $10.850         133
                                                                     2012       $10.850      $12.375         126
                                                                     2013       $12.375      $15.732         103
                                                                     2014       $15.732      $17.087          97

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                   2005       $10.720      $11.215           0
                                                                   2006       $11.215      $12.355           0
                                                                   2007       $11.098      $12.043           0
                                                                   2008       $12.043       $8.669         923
                                                                   2009        $8.669      $10.725         918
                                                                   2010       $10.725      $11.624         914
                                                                   2011       $11.624      $11.088           0
                                                                   2012       $11.088      $12.879           0
                                                                   2013       $12.879      $16.585           0
                                                                   2014       $16.585      $17.949           0
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.862      $10.126           0
                                                                   2006       $10.126      $11.178           0
                                                                   2007       $11.178      $11.171           0
                                                                   2008       $11.171       $6.604       1,098
                                                                   2009        $6.604      $10.518       1,092
                                                                   2010       $10.518      $13.976       1,087
                                                                   2011       $13.976      $12.229           0
                                                                   2012       $12.229      $14.451           0
                                                                   2013       $14.451      $19.948           0
                                                                   2014       $19.948      $18.038           0
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.694      $10.725         326
                                                                   2006       $10.725      $11.703         314
                                                                   2007       $11.703      $11.889         301
                                                                   2008       $11.889       $9.027       2,083
                                                                   2009        $9.027      $10.388       2,077
                                                                   2010       $10.388      $11.133       2,061
                                                                   2011       $11.133      $11.055       1,027
                                                                   2012       $11.055      $11.987         763
                                                                   2013       $11.987      $13.914         763
                                                                   2014       $13.914      $14.721         763
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.082      $11.534           0
                                                                   2006       $11.534      $13.587           0
                                                                   2007       $13.587      $14.288           0
                                                                   2008       $14.288       $9.393         858
                                                                   2009        $9.393      $11.244         854
                                                                   2010       $11.244      $12.224         850
                                                                   2011       $12.224      $11.893           0
                                                                   2012       $11.893      $13.472           0
                                                                   2013       $13.472      $17.856           0
                                                                   2014       $17.856      $19.235           0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.651           0
                                                                   2006       $11.651      $11.697           0
                                                                   2007       $11.697      $12.123           0
                                                                   2008       $12.123       $6.018           0
                                                                   2009        $6.018       $7.780           0
                                                                   2010        $7.780       $9.671           0
                                                                   2011        $9.671       $9.533           0
                                                                   2012        $9.533      $10.824           0
                                                                   2013       $10.824      $14.350           0
                                                                   2014       $14.350      $14.802           0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                        2005       $11.296      $12.595           0
                                                                        2006       $12.595      $14.450           0
                                                                        2007       $14.450      $14.982           0
                                                                        2008       $14.982       $8.738      18,728
                                                                        2009        $8.738      $11.903      18,643
                                                                        2010       $11.903      $13.463       1,017
                                                                        2011       $13.463      $12.038         961
                                                                        2012       $12.038      $14.232         885
                                                                        2013       $14.232      $17.667         819
                                                                        2014       $17.667      $17.624         826
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                        2005       $11.230      $12.044           0
                                                                        2006       $12.044      $13.500           0
                                                                        2007       $13.500      $13.011           0
                                                                        2008       $13.011       $7.884       2,247
                                                                        2009        $7.884      $10.549       2,138
                                                                        2010       $10.549      $12.690       1,809
                                                                        2011       $12.690      $12.109       1,696
                                                                        2012       $12.109      $13.928         850
                                                                        2013       $13.928      $19.145         713
                                                                        2014       $19.145      $20.895         657
----------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
 Shares
                                                                        2005       $10.296      $10.583         511
                                                                        2006       $10.583      $10.572         574
                                                                        2007       $10.572      $10.708         546
                                                                        2008       $10.708      $10.218       4,709
                                                                        2009       $10.218      $11.549       4,792
                                                                        2010       $11.549      $12.249       4,688
                                                                        2011       $12.249      $12.784       3,110
                                                                        2012       $12.784      $13.851         806
                                                                        2013       $13.851      $13.608         862
                                                                        2014       $13.608      $14.786         850
----------------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                        2005        $9.876       $9.922         602
                                                                        2006        $9.922      $10.147         635
                                                                        2007       $10.147      $10.401         596
                                                                        2008       $10.401      $10.396       3,790
                                                                        2009       $10.396      $10.174       3,856
                                                                        2010       $10.174       $9.950       3,891
                                                                        2011        $9.950       $9.732       1,674
                                                                        2012        $9.732       $9.519       1,607
                                                                        2013        $9.519       $9.310       1,650
                                                                        2014        $9.310       $9.102       1,723
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                        2005       $10.508      $10.487         495
                                                                        2006       $10.487      $10.324         477
                                                                        2007       $10.324      $11.168         458
                                                                        2008       $11.168      $10.148         918
                                                                        2009       $10.148      $11.745         923
                                                                        2010       $11.745      $12.412         908
                                                                        2011       $12.412      $13.550         872
                                                                        2012       $13.550      $14.404         473
                                                                        2013       $14.404      $12.782         510
                                                                        2014       $12.782      $12.880         518

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                          2005       $10.197      $10.212           0
                                                          2006       $10.212      $10.368           0
                                                          2007       $10.368      $11.022           0
                                                          2008       $11.022      $11.293       6,237
                                                          2009       $11.293      $12.592       6,277
                                                          2010       $12.592      $13.308       5,926
                                                          2011       $13.308      $13.479       4,412
                                                          2012       $13.479      $14.439         529
                                                          2013       $14.439      $13.837         558
                                                          2014       $13.837      $14.104         564
--------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                          2005       $10.739      $10.785           0
                                                          2006       $10.785      $11.682           0
                                                          2007       $11.682      $10.911           0
                                                          2008       $10.911       $7.340           0
                                                          2009        $7.340       $7.061           0
--------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                          2005       $11.136      $10.393           0
                                                          2006       $10.393      $11.315           0
                                                          2007       $11.315      $11.758           0
                                                          2008       $11.758      $10.620           0
--------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                          2005       $10.403      $10.743         348
                                                          2006       $10.743      $11.481         335
                                                          2007       $11.481      $12.623         321
                                                          2008       $12.623       $7.076       2,407
                                                          2009        $7.076       $9.808       2,378
                                                          2010        $9.808      $11.121       2,128
                                                          2011       $11.121      $11.019       2,111
                                                          2012       $11.019      $12.700         231
                                                          2013       $12.700      $17.485         198
                                                          2014       $17.485      $18.603         189
--------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                          2005       $11.014      $11.165         764
                                                          2006       $11.165      $12.949         737
                                                          2007       $12.949      $13.040         706
                                                          2008       $13.040       $8.124      18,755
                                                          2009        $8.124       $9.946      18,736
                                                          2010        $9.946      $11.156       2,148
                                                          2011       $11.156      $10.794       1,218
                                                          2012       $10.794      $12.336         802
                                                          2013       $12.336      $15.604         728
                                                          2014       $15.604      $16.337         735
--------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                          2005       $10.297      $11.624           0
                                                          2006       $11.624      $11.796           0
                                                          2007       $11.796      $14.027           0
                                                          2008       $14.027       $6.945         336
                                                          2009        $6.945      $11.211         331
                                                          2010       $11.211      $13.437         327
                                                          2011       $13.437      $12.736         324
                                                          2012       $12.736      $14.198         327
                                                          2013       $14.198      $20.502         322
                                                          2014       $20.502      $21.262         320

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                                        2005       $12.746      $14.547         654
                                                                        2006       $14.547      $19.578         582
                                                                        2007       $19.578      $15.830         630
                                                                        2008       $15.830       $9.584      29,447
                                                                        2009        $9.584      $12.038      29,312
                                                                        2010       $12.038      $15.242       4,699
                                                                        2011       $15.242      $15.744       3,609
                                                                        2012       $15.744      $17.793       1,615
                                                                        2013       $17.793      $17.697       1,815
                                                                        2014       $17.697      $22.389       1,463
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $12.005      $15.491         135
                                                                        2006       $15.491      $21.124         130
                                                                        2007       $21.124      $28.413         124
                                                                        2008       $28.413       $9.781         119
                                                                        2009        $9.781      $20.382         119
                                                                        2010       $20.382      $25.272         114
                                                                        2011       $25.272      $18.346         109
                                                                        2012       $18.346      $23.277           0
                                                                        2013       $23.277      $25.489           0
                                                                        2014       $25.489      $24.812           0
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.352      $18.314           0
                                                                        2006       $18.314      $22.288           0
                                                                        2007       $22.288      $31.665           0
                                                                        2008       $31.665      $16.674         818
                                                                        2009       $16.674      $25.677         789
                                                                        2010       $25.677      $32.438         756
                                                                        2011       $32.438      $26.492         641
                                                                        2012       $26.492      $26.772         950
                                                                        2013       $26.772      $28.926          65
                                                                        2014       $28.926      $22.873          63
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.835       $9.634           0
                                                                        2006        $9.634      $10.233           0
                                                                        2007       $10.233      $10.407           0
                                                                        2008       $10.407       $8.840       1,179
                                                                        2009        $8.840       $9.840       1,172
                                                                        2010        $9.840      $10.097       1,167
                                                                        2011       $10.097       $9.646           0
                                                                        2012        $9.646       $9.554           0
                                                                        2013        $9.554       $9.811           0
                                                                        2014        $9.811       $9.488           0
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.781      $10.912         322
                                                                        2006       $10.912      $11.771         310
                                                                        2007       $11.771      $11.467         298
                                                                        2008       $11.467       $7.747       1,488
                                                                        2009        $7.747      $11.727       1,421
                                                                        2010       $11.727      $13.147       1,283
                                                                        2011       $13.147      $13.016       1,276
                                                                        2012       $13.016      $15.022         207
                                                                        2013       $15.022      $15.573         209
                                                                        2014       $15.573      $14.993         223



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                  Contracts -
                                   PROSPECTUS


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.186      $11.431       5,217
                                                                        2006       $11.431      $13.368      10,380
                                                                        2007       $13.368      $17.501      11,158
                                                                        2008       $17.501       $9.416      23,230
                                                                        2009        $9.416      $13.948      13,955
                                                                        2010       $13.948      $15.579       5,543
                                                                        2011       $15.579      $15.219       4,559
                                                                        2012       $15.219      $17.636       3,457
                                                                        2013       $17.636      $23.368       2,983
                                                                        2014       $23.368      $26.059       1,401
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005       $10.070      $11.059       4,438
                                                                        2006       $11.059      $11.405       4,747
                                                                        2007       $11.405      $13.411       3,856
                                                                        2008       $13.411       $7.079       4,663
                                                                        2009        $7.079      $10.247       4,047
                                                                        2010       $10.247      $11.373       2,041
                                                                        2011       $11.373      $11.095       1,764
                                                                        2012       $11.095      $11.929         793
                                                                        2013       $11.929      $15.780         674
                                                                        2014       $15.780      $17.150       1,654
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.593      $11.407      22,184
                                                                        2006       $11.407      $12.323      32,839
                                                                        2007       $12.323      $15.900      22,247
                                                                        2008       $15.900       $6.490      21,572
                                                                        2009        $6.490       $9.654      11,236
                                                                        2010        $9.654      $11.282       7,031
                                                                        2011       $11.282      $10.138       5,317
                                                                        2012       $10.138      $11.529       4,294
                                                                        2013       $11.529      $15.345       4,016
                                                                        2014       $15.345      $16.228       2,552
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.486       4,256
                                                                        2008        $9.486       $5.914       1,123
                                                                        2009        $5.914       $7.520       1,578
                                                                        2010        $7.520       $8.619       1,081
                                                                        2011        $8.619       $7.948         320
                                                                        2012        $7.948       $8.983         320
                                                                        2013        $8.983      $11.671       1,327
                                                                        2014       $11.671      $12.539           0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.725      16,715
                                                              2008        $9.725       $6.154      14,358
                                                              2009        $6.154       $7.532      11,945
                                                              2010        $7.532       $8.104       3,027
                                                              2011        $8.104       $8.362       1,134
                                                              2012        $8.362       $9.576       3,170
                                                              2013        $9.576      $12.460         356
                                                              2014       $12.460      $13.682          89
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.184      $10.390      16,830
                                                              2006       $10.390      $10.942      20,152
                                                              2007       $10.942      $12.387      18,915
                                                              2008       $12.387       $8.657      20,457
                                                              2009        $8.657      $10.957      12,979
                                                              2010       $10.957      $12.275       7,846
                                                              2011       $12.275      $11.727       4,966
                                                              2012       $11.727      $12.937       1,499
                                                              2013       $12.937      $14.668       1,420
                                                              2014       $14.668      $15.217       1,295
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.353      $13.018      50,412
                                                              2006       $13.018      $14.260      98,161
                                                              2007       $14.260      $16.442      98,587
                                                              2008       $16.442       $9.262      69,273
                                                              2009        $9.262      $12.334      49,531
                                                              2010       $12.334      $14.177      23,726
                                                              2011       $14.177      $13.548      21,964
                                                              2012       $13.548      $15.467      13,387
                                                              2013       $15.467      $19.910      10,269
                                                              2014       $19.910      $21.853       7,943
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.805      $11.214      25,309
                                                              2006       $11.214      $13.221      52,728
                                                              2007       $13.221      $13.160      47,153
                                                              2008       $13.160       $7.398      28,570
                                                              2009        $7.398       $9.445      20,770
                                                              2010        $9.445      $10.670       8,880
                                                              2011       $10.670      $10.557       5,135
                                                              2012       $10.557      $12.147       6,612
                                                              2013       $12.147      $15.264       9,562
                                                              2014       $15.264      $16.277       6,728
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.777      $10.140       6,853
                                                              2006       $10.140      $10.623       8,255
                                                              2007       $10.623      $13.226       7,221
                                                              2008       $13.226       $6.850       5,106
                                                              2009        $6.850       $8.617       3,946
                                                              2010        $8.617      $10.492       2,279
                                                              2011       $10.492      $10.310       6,878
                                                              2012       $10.310      $11.594         840
                                                              2013       $11.594      $15.500         796
                                                              2014       $15.500      $16.915         750

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.634      $10.930       38,047
                                                                    2006       $10.930      $12.403       65,217
                                                                    2007       $12.403      $12.823       59,035
                                                                    2008       $12.823       $7.921       48,787
                                                                    2009        $7.921       $9.834       31,067
                                                                    2010        $9.834      $11.091       25,140
                                                                    2011       $11.091      $11.097       17,231
                                                                    2012       $11.097      $12.613       16,671
                                                                    2013       $12.613      $16.355       13,008
                                                                    2014       $16.355      $18.213       10,144
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.182      $10.199       49,266
                                                                    2006       $10.199      $10.441       73,225
                                                                    2007       $10.441      $10.682       66,985
                                                                    2008       $10.682      $10.137       32,315
                                                                    2009       $10.137      $11.506       24,417
                                                                    2010       $11.506      $12.164       23,917
                                                                    2011       $12.164      $12.799       15,817
                                                                    2012       $12.799      $13.286       10,933
                                                                    2013       $13.286      $12.790       10,989
                                                                    2014       $12.790      $13.279        9,449
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.933      $10.036       68,484
                                                                    2006       $10.036      $10.322      161,389
                                                                    2007       $10.322      $10.648      125,834
                                                                    2008       $10.648      $10.757      157,527
                                                                    2009       $10.757      $10.624       92,275
                                                                    2010       $10.624      $10.451       95,672
                                                                    2011       $10.451      $10.275       48,128
                                                                    2012       $10.275      $10.101       30,696
                                                                    2013       $10.101       $9.930       17,599
                                                                    2014        $9.930       $9.762       19,898
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.896      $12.723       16,347
                                                                    2006       $12.723      $14.730       67,797
                                                                    2007       $14.730      $16.948       84,726
                                                                    2008       $16.948       $9.336       62,637
                                                                    2009        $9.336      $11.583       48,389
                                                                    2010       $11.583      $12.847       18,960
                                                                    2011       $12.847      $10.439        9,501
                                                                    2012       $10.439      $12.352        8,360
                                                                    2013       $12.352      $15.806       12,069
                                                                    2014       $15.806      $14.248        8,840
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.565      $11.810          295
                                                                    2006       $11.810      $12.931        8,282
                                                                    2007       $12.931      $15.601        6,921
                                                                    2008       $15.601       $9.088        5,207
                                                                    2009        $9.088      $11.372        5,103
                                                                    2010       $11.372      $12.432        3,286
                                                                    2011       $12.432      $11.419        1,218
                                                                    2012       $11.419      $11.722          723
                                                                    2013       $11.722      $13.535          387
                                                                    2014       $13.535      $13.676          414

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                         2012       $10.000       $9.480         410
                                                         2013        $9.480      $13.027         530
                                                         2014       $13.027      $13.852         557
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.270      $10.962         648
                                                         2006       $10.962      $11.429       1,382
                                                         2007       $11.429      $12.551       1,120
                                                         2008       $12.551       $7.078         840
                                                         2009        $7.078       $8.400         647
                                                         2010        $8.400       $9.513         927
                                                         2011        $9.513       $8.592         384
                                                         2012        $8.592       $9.855           0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.774      15,396
                                                         2007       $10.774      $11.424      18,197
                                                         2008       $11.424       $7.825      13,767
                                                         2009        $7.825       $9.844      15,508
                                                         2010        $9.844      $10.572       7,904
                                                         2011       $10.572      $10.362       6,374
                                                         2012       $10.362      $11.572       4,343
                                                         2013       $11.572      $14.667       3,742
                                                         2014       $14.667      $15.549       3,638
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $11.876         889
                                                         2012       $11.876      $11.933         888
                                                         2013       $11.933      $11.395         898
                                                         2014       $11.395      $11.636         802
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $11.047      $11.915      42,450
                                                         2006       $11.915      $13.585      65,009
                                                         2007       $13.585      $13.689      61,062
                                                         2008       $13.689       $9.122      42,540
                                                         2009        $9.122      $11.129      24,464
                                                         2010       $11.129      $12.273      12,069
                                                         2011       $12.273      $11.792       6,451
                                                         2012       $11.792      $13.255       5,229
                                                         2013       $13.255      $17.429       4,397
                                                         2014       $17.429      $18.840       2,923
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.953      $11.550       9,987
                                                         2006       $11.550      $12.601      25,207
                                                         2007       $12.601      $13.536      25,250
                                                         2008       $13.536       $9.489      10,026
                                                         2009        $9.489      $12.113       7,481
                                                         2010       $12.113      $13.548       7,476
                                                         2011       $13.548      $12.452       3,890
                                                         2012       $12.452      $13.539       3,050
                                                         2013       $13.539      $17.097       7,749
                                                         2014       $17.097      $17.508       6,973

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                        2005       $11.076      $12.098       1,444
                                                                        2006       $12.098      $12.478       1,436
                                                                        2007       $12.478      $14.424         713
                                                                        2008       $14.424       $7.538         715
                                                                        2009        $7.538      $11.587         659
                                                                        2010       $11.587      $14.496         750
                                                                        2011       $14.496      $12.917         617
                                                                        2012       $12.917      $14.173         478
                                                                        2013       $14.173      $19.031         420
                                                                        2014       $19.031      $20.147         373
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.710      $11.100      26,910
                                                                        2006       $11.100      $12.324      26,039
                                                                        2007       $12.324      $12.279      15,073
                                                                        2008       $12.279       $5.805       4,867
                                                                        2009        $5.805       $8.431       2,549
                                                                        2010        $8.431       $8.863       1,587
                                                                        2011        $8.863       $8.417       1,390
                                                                        2012        $8.417       $9.734       1,353
                                                                        2013        $9.734      $12.752       1,319
                                                                        2014       $12.752      $13.336       1,305
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.155      $10.309       3,666
                                                                        2006       $10.309      $10.449       6,825
                                                                        2007       $10.449      $10.992       5,828
                                                                        2008       $10.992      $10.968       4,131
                                                                        2009       $10.968      $10.875       2,469
                                                                        2010       $10.875      $11.212       1,400
                                                                        2011       $11.212      $11.267           0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $6.951       5,243
                                                                        2009        $6.951      $12.236       3,147
                                                                        2010       $12.236      $15.037       4,829
                                                                        2011       $15.037      $10.002         580
                                                                        2012       $10.002      $11.127         398
                                                                        2013       $11.127      $12.500         372
                                                                        2014       $12.500      $10.801         371
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.266      $12.183      48,976
                                                                        2006       $12.183      $13.781      59,842
                                                                        2007       $13.781      $14.517      53,518
                                                                        2008       $14.517      $10.289      34,104
                                                                        2009       $10.289      $13.444      24,911
                                                                        2010       $13.444      $15.246      13,338
                                                                        2011       $15.246      $14.540       8,153
                                                                        2012       $14.540      $15.835       2,351
                                                                        2013       $15.835      $19.583       1,124
                                                                        2014       $19.583      $20.875         853
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.947      17,047
                                                                        2006       $10.947      $13.116      20,417
                                                                        2007       $13.116      $12.103      23,686
                                                                        2008       $12.103       $7.624      18,835
                                                                        2009        $7.624       $7.217           0

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                 2005       $10.591      $11.209      24,673
                                                                 2006       $11.209      $12.166      20,866
                                                                 2007       $12.166      $13.188      19,377
                                                                 2008       $13.188      $10.882      23,268
                                                                 2009       $10.882      $13.434      15,495
                                                                 2010       $13.434      $14.278      12,291
                                                                 2011       $14.278      $14.226      10,648
                                                                 2012       $14.226      $15.854       6,237
                                                                 2013       $15.854      $18.670       5,750
                                                                 2014       $18.670      $19.865       5,459
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                 2005       $11.280      $11.781       1,583
                                                                 2006       $11.781      $13.672       5,830
                                                                 2007       $13.672      $15.892       7,627
                                                                 2008       $15.892      $14.940           0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                 2005       $11.454      $12.673       5,639
                                                                 2006       $12.673      $13.594      14,144
                                                                 2007       $13.594      $18.257      18,465
                                                                 2008       $18.257       $9.994      10,342
                                                                 2009        $9.994      $14.345      10,515
                                                                 2010       $14.345      $15.015       3,195
                                                                 2011       $15.015      $13.736       2,150
                                                                 2012       $13.736      $16.723       1,689
                                                                 2013       $16.723      $21.516       1,355
                                                                 2014       $21.516      $22.941       1,181
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio -
 Service Shares
                                                                 2005       $11.302      $12.323      16,649
                                                                 2006       $12.323      $13.419      21,808
                                                                 2007       $13.419      $13.998      20,140
                                                                 2008       $13.998       $8.773      14,493
                                                                 2009        $8.773      $10.569       9,316
                                                                 2010       $10.569      $11.333           0
---------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                 2013       $10.000      $15.523       6,542
                                                                 2014       $15.523      $15.646       3,773
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                 2005       $10.617      $10.651       8,859
                                                                 2006       $10.651      $11.517       9,006
                                                                 2007       $11.517      $11.495       8,010
                                                                 2008       $11.495       $8.061       5,959
                                                                 2009        $8.061      $11.507       4,547
                                                                 2010       $11.507      $12.940       3,042
                                                                 2011       $12.940      $13.210       1,990
                                                                 2012       $13.210      $14.859       1,450
                                                                 2013       $14.859      $15.045           0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                 2005       $10.437      $10.694      20,459
                                                                 2006       $10.694      $11.281      40,226
                                                                 2007       $11.281      $12.310      35,303
                                                                 2008       $12.310       $7.626      25,945
                                                                 2009        $7.626      $10.427      17,812
                                                                 2010       $10.427      $11.495       5,120
                                                                 2011       $11.495      $11.342       5,750
                                                                 2012       $11.342      $13.009       1,691
                                                                 2013       $13.009      $16.631       1,408
                                                                 2014       $16.631      $18.165         642

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                   2005       $10.775      $11.336       2,187
                                                                   2006       $11.336      $12.558       2,311
                                                                   2007       $12.558      $13.582       2,327
                                                                   2008       $13.582       $8.911       2,892
                                                                   2009        $8.911      $11.086       3,394
                                                                   2010       $11.086      $12.084       1,009
                                                                   2011       $12.084      $11.591         845
                                                                   2012       $11.591      $13.540       3,469
                                                                   2013       $13.540      $17.534       1,277
                                                                   2014       $17.534      $19.082       1,997
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.912      $10.235       1,241
                                                                   2006       $10.235      $11.362       2,619
                                                                   2007       $11.362      $11.419       2,212
                                                                   2008       $11.419       $6.789         512
                                                                   2009        $6.789      $10.872         580
                                                                   2010       $10.872      $14.529       2,245
                                                                   2011       $14.529      $12.784         206
                                                                   2012       $12.784      $15.192           0
                                                                   2013       $15.192      $21.089          82
                                                                   2014       $21.089      $19.177          82
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.748      $10.841      43,498
                                                                   2006       $10.841      $11.896      48,499
                                                                   2007       $11.896      $12.153      36,646
                                                                   2008       $12.153       $9.279      30,804
                                                                   2009        $9.279      $10.738      24,445
                                                                   2010       $10.738      $11.573       4,986
                                                                   2011       $11.573      $11.557       4,481
                                                                   2012       $11.557      $12.602       3,966
                                                                   2013       $12.602      $14.709       3,453
                                                                   2014       $14.709      $15.650       2,086
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.139      $11.658       7,507
                                                                   2006       $11.658      $13.810      10,015
                                                                   2007       $13.810      $14.605      11,214
                                                                   2008       $14.605       $9.656      15,987
                                                                   2009        $9.656      $11.623       5,318
                                                                   2010       $11.623      $12.707       1,869
                                                                   2011       $12.707      $12.433         874
                                                                   2012       $12.433      $14.162         615
                                                                   2013       $14.162      $18.877         744
                                                                   2014       $18.877      $20.449         300
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.695       2,405
                                                                   2006       $11.695      $11.807      10,770
                                                                   2007       $11.807      $12.306      10,772
                                                                   2008       $12.306       $6.143      10,137
                                                                   2009        $6.143       $7.987       8,923
                                                                   2010        $7.987       $9.984      12,682
                                                                   2011        $9.984       $9.897       3,274
                                                                   2012        $9.897      $11.301         332
                                                                   2013       $11.301      $15.066       2,349
                                                                   2014       $15.066      $15.628       3,121

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                2005       $11.354      $12.730       23,494
                                                                2006       $12.730      $14.688       32,798
                                                                2007       $14.688      $15.315       24,924
                                                                2008       $15.315       $8.982       23,059
                                                                2009        $8.982      $12.305       10,881
                                                                2010       $12.305      $13.995        9,555
                                                                2011       $13.995      $12.584        8,198
                                                                2012       $12.584      $14.962        5,690
                                                                2013       $14.962      $18.677        5,164
                                                                2014       $18.677      $18.737        3,744
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                2005       $11.287      $12.174       27,646
                                                                2006       $12.174      $13.721       40,614
                                                                2007       $13.721      $13.299       39,454
                                                                2008       $13.299       $8.105       24,375
                                                                2009        $8.105      $10.905       13,961
                                                                2010       $10.905      $13.191        7,439
                                                                2011       $13.191      $12.659        3,339
                                                                2012       $12.659      $14.642        3,301
                                                                2013       $14.642      $20.240        4,131
                                                                2014       $20.240      $22.215        2,771
--------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -
 Administrative Shares
                                                                2005       $10.348      $10.696       28,950
                                                                2006       $10.696      $10.745       45,056
                                                                2007       $10.745      $10.946       43,735
                                                                2008       $10.946      $10.503       23,896
                                                                2009       $10.503      $11.939       12,188
                                                                2010       $11.939      $12.733       10,058
                                                                2011       $12.733      $13.364        5,594
                                                                2012       $13.364      $14.561        7,941
                                                                2013       $14.561      $14.386        7,699
                                                                2014       $14.386      $15.719        1,868
--------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                2005        $9.927      $10.028       17,626
                                                                2006       $10.028      $10.313      110,294
                                                                2007       $10.313      $10.632       72,629
                                                                2008       $10.632      $10.687       73,225
                                                                2009       $10.687      $10.517       32,253
                                                                2010       $10.517      $10.343       20,402
                                                                2011       $10.343      $10.174       15,383
                                                                2012       $10.174      $10.007       11,760
                                                                2013       $10.007       $9.843       16,236
                                                                2014        $9.843       $9.676        8,548
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                2005       $10.562      $10.599       77,486
                                                                2006       $10.599      $10.493       72,477
                                                                2007       $10.493      $11.416       60,196
                                                                2008       $11.416      $10.432       34,791
                                                                2009       $10.432      $12.141       21,242
                                                                2010       $12.141      $12.902       14,123
                                                                2011       $12.902      $14.164       21,288
                                                                2012       $14.164      $15.142       18,459
                                                                2013       $15.142      $13.512        4,211
                                                                2014       $13.512      $13.693        1,539

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                          2005       $10.250      $10.322       47,858
                                                          2006       $10.322      $10.538       83,160
                                                          2007       $10.538      $11.266       81,848
                                                          2008       $11.266      $11.608       60,359
                                                          2009       $11.608      $13.017       40,000
                                                          2010       $13.017      $13.834       33,201
                                                          2011       $13.834      $14.090       22,858
                                                          2012       $14.090      $15.179       18,280
                                                          2013       $15.179      $14.628       17,046
                                                          2014       $14.628      $14.994       13,014
--------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                          2005       $10.779      $10.887        5,953
                                                          2006       $10.887      $11.858        5,951
                                                          2007       $11.858      $11.138        5,481
                                                          2008       $11.138       $7.535        3,960
                                                          2009        $7.535       $7.261            0
--------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                          2005       $11.193      $10.505       19,478
                                                          2006       $10.505      $11.501       22,405
                                                          2007       $11.501      $12.019       16,051
                                                          2008       $12.019      $10.859            0
--------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                          2005       $10.456      $10.858       40,786
                                                          2006       $10.858      $11.670       75,772
                                                          2007       $11.670      $12.903       81,626
                                                          2008       $12.903       $7.274       62,701
                                                          2009        $7.274      $10.138       40,435
                                                          2010       $10.138      $11.561       17,197
                                                          2011       $11.561      $11.519       10,165
                                                          2012       $11.519      $13.351        6,390
                                                          2013       $13.351      $18.485        7,235
                                                          2014       $18.485      $19.777        7,923
--------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                          2005       $11.070      $11.285       92,669
                                                          2006       $11.285      $13.162      137,043
                                                          2007       $13.162      $13.329      129,012
                                                          2008       $13.329       $8.351       99,308
                                                          2009        $8.351      $10.281       73,212
                                                          2010       $10.281      $11.597       25,536
                                                          2011       $11.597      $11.284       12,800
                                                          2012       $11.284      $12.968       12,131
                                                          2013       $12.968      $16.497        8,812
                                                          2014       $16.497      $17.368        7,183
--------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                          2005       $10.349      $11.749       18,729
                                                          2006       $11.749      $11.990       17,724
                                                          2007       $11.990      $14.338        6,708
                                                          2008       $14.338       $7.139        4,442
                                                          2009        $7.139      $11.589        2,932
                                                          2010       $11.589      $13.968          450
                                                          2011       $13.968      $13.314          293
                                                          2012       $13.314      $14.926          228
                                                          2013       $14.926      $21.675          189
                                                          2014       $21.675      $22.604          189

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                                        2005       $12.811      $14.704      41,284
                                                                        2006       $14.704      $19.900      69,224
                                                                        2007       $19.900      $16.181      49,043
                                                                        2008       $16.181       $9.852      38,054
                                                                        2009        $9.852      $12.444      33,843
                                                                        2010       $12.444      $15.845      19,381
                                                                        2011       $15.845      $16.458       8,481
                                                                        2012       $16.458      $18.705       7,027
                                                                        2013       $18.705      $18.709       3,220
                                                                        2014       $18.709      $23.803       1,651
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $12.067      $15.658      12,064
                                                                        2006       $15.658      $21.471      13,500
                                                                        2007       $21.471      $29.043      16,859
                                                                        2008       $29.043      $10.054      11,964
                                                                        2009       $10.054      $21.070      11,191
                                                                        2010       $21.070      $26.271       2,198
                                                                        2011       $26.271      $19.178       1,130
                                                                        2012       $19.178      $24.471         998
                                                                        2013       $24.471      $26.946       1,020
                                                                        2014       $26.946      $26.378       1,254
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.415      $18.511      27,980
                                                                        2006       $18.511      $22.654      38,120
                                                                        2007       $22.654      $32.366      35,969
                                                                        2008       $32.366      $17.140      19,035
                                                                        2009       $17.140      $26.543      17,279
                                                                        2010       $26.543      $33.720       8,793
                                                                        2011       $33.720      $27.694       8,168
                                                                        2012       $27.694      $28.144       8,014
                                                                        2013       $28.144      $30.580       4,622
                                                                        2014       $30.580      $24.317       3,471
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.885       $9.738       1,220
                                                                        2006        $9.738      $10.401       1,929
                                                                        2007       $10.401      $10.638       1,607
                                                                        2008       $10.638       $9.087       2,544
                                                                        2009        $9.087      $10.171       2,363
                                                                        2010       $10.171      $10.496         574
                                                                        2011       $10.496      $10.084         518
                                                                        2012       $10.084      $10.044         556
                                                                        2013       $10.044      $10.372         585
                                                                        2014       $10.372      $10.087         395
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.836      $11.030      43,334
                                                                        2006       $11.030      $11.964      67,099
                                                                        2007       $11.964      $11.721      64,359
                                                                        2008       $11.721       $7.963      43,788
                                                                        2009        $7.963      $12.122      22,070
                                                                        2010       $12.122      $13.667      14,823
                                                                        2011       $13.667      $13.606      12,099
                                                                        2012       $13.606      $15.792       5,568
                                                                        2013       $15.792      $16.463       4,878
                                                                        2014       $16.463      $15.939       3,953



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                  Contracts -
                                   PROSPECTUS

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                      High

                           Mortality & Expense = 2.5



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.101      $11.232         0
                                                                        2006       $11.232      $13.015         0
                                                                        2007       $13.015      $16.883         0
                                                                        2008       $16.883       $9.000         0
                                                                        2009        $9.000      $13.210         0
                                                                        2010       $13.210      $14.620         0
                                                                        2011       $14.620      $14.151         0
                                                                        2012       $14.151      $16.249         0
                                                                        2013       $16.249      $21.332         0
                                                                        2014       $21.332      $23.572         0
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005        $9.986      $10.867         0
                                                                        2006       $10.867      $11.104         0
                                                                        2007       $11.104      $12.937         0
                                                                        2008       $12.937       $6.767         0
                                                                        2009        $6.767       $9.705         0
                                                                        2010        $9.705      $10.673         0
                                                                        2011       $10.673      $10.317         0
                                                                        2012       $10.317      $10.990         0
                                                                        2013       $10.990      $14.406         0
                                                                        2014       $14.406      $15.513         0
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.505      $11.209         0
                                                                        2006       $11.209      $11.998         0
                                                                        2007       $11.998      $15.338         0
                                                                        2008       $15.338       $6.204         0
                                                                        2009        $6.204       $9.143         0
                                                                        2010        $9.143      $10.587         0
                                                                        2011       $10.587       $9.426         0
                                                                        2012        $9.426      $10.621         0
                                                                        2013       $10.621      $14.008         0
                                                                        2014       $14.008      $14.678         0
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.427         0
                                                                        2008        $9.427       $5.823         0
                                                                        2009        $5.823       $7.337         0
                                                                        2010        $7.337       $8.332         0
                                                                        2011        $8.332       $7.613         0
                                                                        2012        $7.613       $8.526         0
                                                                        2013        $8.526      $10.975         0
                                                                        2014       $10.975      $11.691         0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.665         0
                                                              2008        $9.665       $6.060         0
                                                              2009        $6.060       $7.348         0
                                                              2010        $7.348       $7.835         0
                                                              2011        $7.835       $8.009         0
                                                              2012        $8.009       $9.088         0
                                                              2013        $9.088      $11.717         0
                                                              2014       $11.717      $12.749         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.099      $10.209         0
                                                              2006       $10.209      $10.654         0
                                                              2007       $10.654      $11.950         0
                                                              2008       $11.950       $8.274         0
                                                              2009        $8.274      $10.377         0
                                                              2010       $10.377      $11.519         0
                                                              2011       $11.519      $10.904         0
                                                              2012       $10.904      $11.919         0
                                                              2013       $11.919      $13.390         0
                                                              2014       $13.390      $13.765         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.258      $12.792         0
                                                              2006       $12.792      $13.885         0
                                                              2007       $13.885      $15.861         0
                                                              2008       $15.861       $8.853         0
                                                              2009        $8.853      $11.681         0
                                                              2010       $11.681      $13.304         0
                                                              2011       $13.304      $12.598         0
                                                              2012       $12.598      $14.250         0
                                                              2013       $14.250      $18.176         0
                                                              2014       $18.176      $19.767         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.715      $11.019         0
                                                              2006       $11.019      $12.872         0
                                                              2007       $12.872      $12.695         0
                                                              2008       $12.695       $7.071         0
                                                              2009        $7.071       $8.945         0
                                                              2010        $8.945      $10.012         0
                                                              2011       $10.012       $9.817         0
                                                              2012        $9.817      $11.191         0
                                                              2013       $11.191      $13.934         0
                                                              2014       $13.934      $14.722         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.695       $9.964         0
                                                              2006        $9.964      $10.343         0
                                                              2007       $10.343      $12.759         0
                                                              2008       $12.759       $6.547         0
                                                              2009        $6.547       $8.161         0
                                                              2010        $8.161       $9.845         0
                                                              2011        $9.845       $9.587         0
                                                              2012        $9.587      $10.682         0
                                                              2013       $10.682      $14.150         0
                                                              2014       $14.150      $15.300         0

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.545      $10.740         0
                                                                    2006       $10.740      $12.076         0
                                                                    2007       $12.076      $12.370         0
                                                                    2008       $12.370       $7.571         0
                                                                    2009        $7.571       $9.313         0
                                                                    2010        $9.313      $10.408         0
                                                                    2011       $10.408      $10.318         0
                                                                    2012       $10.318      $11.620         0
                                                                    2013       $11.620      $14.930         0
                                                                    2014       $14.930      $16.474         0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.097      $10.022         0
                                                                    2006       $10.022      $10.166         0
                                                                    2007       $10.166      $10.305         0
                                                                    2008       $10.305       $9.689         0
                                                                    2009        $9.689      $10.897         0
                                                                    2010       $10.897      $11.415         0
                                                                    2011       $11.415      $11.902         0
                                                                    2012       $11.902      $12.241         0
                                                                    2013       $12.241      $11.676         0
                                                                    2014       $11.676      $12.011         0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.850       $9.861         0
                                                                    2006        $9.861      $10.049         0
                                                                    2007       $10.049      $10.272         0
                                                                    2008       $10.272      $10.282         0
                                                                    2009       $10.282      $10.062         0
                                                                    2010       $10.062       $9.808         0
                                                                    2011        $9.808       $9.554         0
                                                                    2012        $9.554       $9.306         0
                                                                    2013        $9.306       $9.065         0
                                                                    2014        $9.065       $8.830         0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.805      $12.502         0
                                                                    2006       $12.502      $14.342         0
                                                                    2007       $14.342      $16.349         0
                                                                    2008       $16.349       $8.923         0
                                                                    2009        $8.923      $10.970         0
                                                                    2010       $10.970      $12.056         0
                                                                    2011       $12.056       $9.707         0
                                                                    2012        $9.707      $11.380         0
                                                                    2013       $11.380      $14.429         0
                                                                    2014       $14.429      $12.887         0
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.477      $11.604         0
                                                                    2006       $11.604      $12.590         0
                                                                    2007       $12.590      $15.050         0
                                                                    2008       $15.050       $8.687         0
                                                                    2009        $8.687      $10.771         0
                                                                    2010       $10.771      $11.667         0
                                                                    2011       $11.667      $10.618         0
                                                                    2012       $10.618      $10.800         0
                                                                    2013       $10.800      $12.355         0
                                                                    2014       $12.355      $12.370         0
------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                    2012       $10.000       $8.734         0
                                                                    2013        $8.734      $11.892         0
                                                                    2014       $11.892      $12.529         0

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.184      $10.771         0
                                                         2006       $10.771      $11.127         0
                                                         2007       $11.127      $12.108         0
                                                         2008       $12.108       $6.766         0
                                                         2009        $6.766       $7.955         0
                                                         2010        $7.955       $8.927         0
                                                         2011        $8.927       $7.989         0
                                                         2012        $7.989       $9.136         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.708         0
                                                         2007       $10.708      $11.250         0
                                                         2008       $11.250       $7.634         0
                                                         2009        $7.634       $9.517         0
                                                         2010        $9.517      $10.127         0
                                                         2011       $10.127       $9.835         0
                                                         2012        $9.835      $10.883         0
                                                         2013       $10.883      $13.667         0
                                                         2014       $13.667      $14.356         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $11.043         0
                                                         2012       $11.043      $10.994         0
                                                         2013       $10.994      $10.403         0
                                                         2014       $10.403      $10.525         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $10.955      $11.708         0
                                                         2006       $11.708      $13.227         0
                                                         2007       $13.227      $13.206         0
                                                         2008       $13.206       $8.719         0
                                                         2009        $8.719      $10.540         0
                                                         2010       $10.540      $11.518         0
                                                         2011       $11.518      $10.965         0
                                                         2012       $10.965      $12.212         0
                                                         2013       $12.212      $15.911         0
                                                         2014       $15.911      $17.041         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.862      $11.349         0
                                                         2006       $11.349      $12.269         0
                                                         2007       $12.269      $13.058         0
                                                         2008       $13.058       $9.070         0
                                                         2009        $9.070      $11.472         0
                                                         2010       $11.472      $12.713         0
                                                         2011       $12.713      $11.578         0
                                                         2012       $11.578      $12.474         0
                                                         2013       $12.474      $15.608         0
                                                         2014       $15.608      $15.836         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005       $10.984      $11.888         0
                                                         2006       $11.888      $12.149         0
                                                         2007       $12.149      $13.914         0
                                                         2008       $13.914       $7.205         0
                                                         2009        $7.205      $10.974         0
                                                         2010       $10.974      $13.604         0
                                                         2011       $13.604      $12.010         0
                                                         2012       $12.010      $13.057         0
                                                         2013       $13.057      $17.373         0
                                                         2014       $17.373      $18.223         0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.621      $10.907         0
                                                                        2006       $10.907      $12.000         0
                                                                        2007       $12.000      $11.845         0
                                                                        2008       $11.845       $5.549         0
                                                                        2009        $5.549       $7.984         0
                                                                        2010        $7.984       $8.317         0
                                                                        2011        $8.317       $7.826         0
                                                                        2012        $7.826       $8.968         0
                                                                        2013        $8.968      $11.641         0
                                                                        2014       $11.641      $12.062         0
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.070      $10.130         0
                                                                        2006       $10.130      $10.174         0
                                                                        2007       $10.174      $10.603         0
                                                                        2008       $10.603      $10.484         0
                                                                        2009       $10.484      $10.299         0
                                                                        2010       $10.299      $10.522         0
                                                                        2011       $10.522      $10.542         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $6.644         0
                                                                        2009        $6.644      $11.588         0
                                                                        2010       $11.588      $14.111         0
                                                                        2011       $14.111       $9.300         0
                                                                        2012        $9.300      $10.251         0
                                                                        2013       $10.251      $11.411         0
                                                                        2014       $11.411       $9.769         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.172      $11.971         0
                                                                        2006       $11.971      $13.418         0
                                                                        2007       $13.418      $14.004         0
                                                                        2008       $14.004       $9.835         0
                                                                        2009        $9.835      $12.732         0
                                                                        2010       $12.732      $14.307         0
                                                                        2011       $14.307      $13.520         0
                                                                        2012       $13.520      $14.589         0
                                                                        2013       $14.589      $17.877         0
                                                                        2014       $17.877      $18.882         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.880         0
                                                                        2006       $10.880      $12.916         0
                                                                        2007       $12.916      $11.809         0
                                                                        2008       $11.809       $7.371         0
                                                                        2009        $7.371       $6.956         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                        2005       $10.502      $11.014         0
                                                                        2006       $11.014      $11.846         0
                                                                        2007       $11.846      $12.723         0
                                                                        2008       $12.723      $10.402         0
                                                                        2009       $10.402      $12.723         0
                                                                        2010       $12.723      $13.399         0
                                                                        2011       $13.399      $13.228         0
                                                                        2012       $13.228      $14.606         0
                                                                        2013       $14.606      $17.044         0
                                                                        2014       $17.044      $17.969         0

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                 2005       $11.186      $11.576         0
                                                                 2006       $11.576      $13.312         0
                                                                 2007       $13.312      $15.331         0
                                                                 2008       $15.331      $14.368         0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                 2005       $11.358      $12.453         0
                                                                 2006       $12.453      $13.236         0
                                                                 2007       $13.236      $17.612         0
                                                                 2008       $17.612       $9.553         0
                                                                 2009        $9.553      $13.586         0
                                                                 2010       $13.586      $14.090         0
                                                                 2011       $14.090      $12.772         0
                                                                 2012       $12.772      $15.407         0
                                                                 2013       $15.407      $19.642         0
                                                                 2014       $19.642      $20.751         0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio -
 Service Shares
                                                                 2005       $11.208      $12.109         0
                                                                 2006       $12.109      $13.065         0
                                                                 2007       $13.065      $13.504         0
                                                                 2008       $13.504       $8.386         0
                                                                 2009        $8.386      $10.010         0
                                                                 2010       $10.010      $10.701         0
---------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                 2013       $10.000      $14.171         0
                                                                 2014       $14.171      $14.152         0
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                 2005       $10.529      $10.466         0
                                                                 2006       $10.466      $11.214         0
                                                                 2007       $11.214      $11.089         0
                                                                 2008       $11.089       $7.705         0
                                                                 2009        $7.705      $10.898         0
                                                                 2010       $10.898      $12.143         0
                                                                 2011       $12.143      $12.284         0
                                                                 2012       $12.284      $13.691         0
                                                                 2013       $13.691      $13.782         0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                 2005       $10.350      $10.508         0
                                                                 2006       $10.508      $10.983         0
                                                                 2007       $12.000      $11.845         0
                                                                 2008       $11.845       $7.289         0
                                                                 2009        $7.289       $9.875         0
                                                                 2010        $9.875      $10.788         0
                                                                 2011       $10.788      $10.546         0
                                                                 2012       $10.546      $11.985         0
                                                                 2013       $11.985      $15.182         0
                                                                 2014       $15.182      $16.431         0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                 2005       $10.685      $11.139         0
                                                                 2006       $11.139      $12.227         0
                                                                 2007       $10.983      $11.876         0
                                                                 2008       $11.876       $8.518         0
                                                                 2009        $8.518      $10.500         0
                                                                 2010       $10.500      $11.339         0
                                                                 2011       $11.339      $10.778         0
                                                                 2012       $10.778      $12.474         0
                                                                 2013       $12.474      $16.006         0
                                                                 2014       $16.006      $17.260         0

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.830      $10.057         0
                                                                   2006       $10.057      $11.063         0
                                                                   2007       $11.063      $11.016         0
                                                                   2008       $11.016       $6.489         0
                                                                   2009        $6.489      $10.297         0
                                                                   2010       $10.297      $13.634         0
                                                                   2011       $13.634      $11.886         0
                                                                   2012       $11.886      $13.996         0
                                                                   2013       $13.996      $19.252         0
                                                                   2014       $19.252      $17.345         0
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.659      $10.652         0
                                                                   2006       $10.652      $11.582         0
                                                                   2007       $11.582      $11.723         0
                                                                   2008       $11.723       $8.870         0
                                                                   2009        $8.870      $10.170         0
                                                                   2010       $10.170      $10.860         0
                                                                   2011       $10.860      $10.746         0
                                                                   2012       $10.746      $11.610         0
                                                                   2013       $11.610      $13.428         0
                                                                   2014       $13.428      $14.156         0
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.046      $11.455         0
                                                                   2006       $11.455      $13.447         0
                                                                   2007       $13.447      $14.090         0
                                                                   2008       $14.090       $9.229         0
                                                                   2009        $9.229      $11.008         0
                                                                   2010       $11.008      $11.924         0
                                                                   2011       $11.924      $11.561         0
                                                                   2012       $11.561      $13.048         0
                                                                   2013       $13.048      $17.233         0
                                                                   2014       $17.233      $18.497         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.623         0
                                                                   2006       $11.623      $11.627         0
                                                                   2007       $11.627      $12.007         0
                                                                   2008       $12.007       $5.939         0
                                                                   2009        $5.939       $7.651         0
                                                                   2010        $7.651       $9.476         0
                                                                   2011        $9.476       $9.308         0
                                                                   2012        $9.308      $10.530         0
                                                                   2013       $10.530      $13.911         0
                                                                   2014       $13.911      $14.298         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                   2005       $11.259      $12.509         0
                                                                   2006       $12.509      $14.301         0
                                                                   2007       $14.301      $14.774         0
                                                                   2008       $14.774       $8.586         0
                                                                   2009        $8.586      $11.653         0
                                                                   2010       $11.653      $13.133         0
                                                                   2011       $13.133      $11.701         0
                                                                   2012       $11.701      $13.784         0
                                                                   2013       $13.784      $17.050         0
                                                                   2014       $17.050      $16.948         0

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                2005       $11.193      $11.962         0
                                                                2006       $11.962      $13.360         0
                                                                2007       $13.360      $12.830         0
                                                                2008       $12.830       $7.747         0
                                                                2009        $7.747      $10.328         0
                                                                2010       $10.328      $12.379         0
                                                                2011       $12.379      $11.770         0
                                                                2012       $11.770      $13.489         0
                                                                2013       $13.489      $18.476         0
                                                                2014       $18.476      $20.093         0
--------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -
 Administrative Shares
                                                                2005       $10.262      $10.511         0
                                                                2006       $10.511      $10.462         0
                                                                2007       $10.462      $10.559         0
                                                                2008       $10.559      $10.039         0
                                                                2009       $10.039      $11.307         0
                                                                2010       $11.307      $11.949         0
                                                                2011       $11.949      $12.427         0
                                                                2012       $12.427      $13.416         0
                                                                2013       $13.416      $13.133         0
                                                                2014       $13.133      $14.219         0
--------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                2005        $9.844       $9.854         0
                                                                2006        $9.854      $10.042         0
                                                                2007       $10.042      $10.257         0
                                                                2008       $10.257      $10.215         0
                                                                2009       $10.215       $9.961         0
                                                                2010        $9.961       $9.706         0
                                                                2011        $9.706       $9.460         0
                                                                2012        $9.460       $9.219         0
                                                                2013        $9.219       $8.985         0
                                                                2014        $8.985       $8.752         0
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                2005       $10.474      $10.415         0
                                                                2006       $10.415      $10.217         0
                                                                2007       $10.217      $11.013         0
                                                                2008       $11.013       $9.971         0
                                                                2009        $9.971      $11.498         0
                                                                2010       $11.498      $12.108         0
                                                                2011       $12.108      $13.171         0
                                                                2012       $13.171      $13.951         0
                                                                2013       $13.951      $12.335         0
                                                                2014       $12.335      $12.386         0
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                                2005       $10.164      $10.142         0
                                                                2006       $10.142      $10.260         0
                                                                2007       $10.260      $10.868         0
                                                                2008       $10.868      $11.096         0
                                                                2009       $11.096      $12.328         0
                                                                2010       $12.328      $12.982         0
                                                                2011       $12.982      $13.102         0
                                                                2012       $13.102      $13.985         0
                                                                2013       $13.985      $13.354         0
                                                                2014       $13.354      $13.563         0

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                   2005       $10.713      $10.721         0
                                                   2006       $10.721      $11.571         0
                                                   2007       $11.571      $10.768         0
                                                   2008       $10.768       $7.218         0
                                                   2009        $7.218       $6.936         0
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                   2005       $11.099      $10.322         0
                                                   2006       $10.322      $11.198         0
                                                   2007       $11.198      $11.595         0
                                                   2008       $11.595      $10.470         0
-------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                   2005       $10.369      $10.670         0
                                                   2006       $10.670      $11.362         0
                                                   2007       $11.362      $12.447         0
                                                   2008       $12.447       $6.953         0
                                                   2009        $6.953       $9.602         0
                                                   2010        $9.602      $10.849         0
                                                   2011       $10.849      $10.711         0
                                                   2012       $10.711      $12.300         0
                                                   2013       $12.300      $16.875         0
                                                   2014       $16.875      $17.889         0
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                   2005       $10.978      $11.089         0
                                                   2006       $11.089      $12.815         0
                                                   2007       $12.815      $12.858         0
                                                   2008       $12.858       $7.982         0
                                                   2009        $7.982       $9.737         0
                                                   2010        $9.737      $10.882         0
                                                   2011       $10.882      $10.492         0
                                                   2012       $10.492      $11.948         0
                                                   2013       $11.948      $15.059         0
                                                   2014       $15.059      $15.710         0
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                   2005       $10.263      $11.545         0
                                                   2006       $11.545      $11.674         0
                                                   2007       $11.674      $13.832         0
                                                   2008       $13.832       $6.824         0
                                                   2009        $6.824      $10.976         0
                                                   2010       $10.976      $13.108         0
                                                   2011       $13.108      $12.380         0
                                                   2012       $12.380      $13.752         0
                                                   2013       $13.752      $19.787         0
                                                   2014       $19.787      $20.446         0
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                   2005       $12.705      $14.448         0
                                                   2006       $14.448      $19.375         0
                                                   2007       $19.375      $15.610         0
                                                   2008       $15.610       $9.417         0
                                                   2009        $9.417      $11.785         0
                                                   2010       $11.785      $14.869         0
                                                   2011       $14.869      $15.303         0
                                                   2012       $15.303      $17.233         0
                                                   2013       $17.233      $17.079         0
                                                   2014       $17.079      $21.530         0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $11.966      $15.386         0
                                                                        2006       $15.386      $20.905         0
                                                                        2007       $20.905      $28.017         0
                                                                        2008       $28.017       $9.610         0
                                                                        2009        $9.610      $19.955         0
                                                                        2010       $19.955      $24.654         0
                                                                        2011       $24.654      $17.833         0
                                                                        2012       $17.833      $22.545         0
                                                                        2013       $22.545      $24.599         0
                                                                        2014       $24.599      $23.859         0
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.311      $18.189         0
                                                                        2006       $18.189      $22.057         0
                                                                        2007       $22.057      $31.224         0
                                                                        2008       $31.224      $16.383         0
                                                                        2009       $16.383      $25.138         0
                                                                        2010       $25.138      $31.644         0
                                                                        2011       $31.644      $25.752         0
                                                                        2012       $25.752      $25.930         0
                                                                        2013       $25.930      $27.916         0
                                                                        2014       $27.916      $21.995         0
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.803       $9.568         0
                                                                        2006        $9.568      $10.127         0
                                                                        2007       $10.127      $10.262         0
                                                                        2008       $10.262       $8.686         0
                                                                        2009        $8.686       $9.633         0
                                                                        2010        $9.633       $9.850         0
                                                                        2011        $9.850       $9.376         0
                                                                        2012        $9.376       $9.253         0
                                                                        2013        $9.253       $9.468         0
                                                                        2014        $9.468       $9.124         0
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.746      $10.838         0
                                                                        2006       $10.838      $11.649         0
                                                                        2007       $11.649      $11.307         0
                                                                        2008       $11.307       $7.612         0
                                                                        2009        $7.612      $11.481         0
                                                                        2010       $11.481      $12.826         0
                                                                        2011       $12.826      $12.652         0
                                                                        2012       $12.652      $14.549         0
                                                                        2013       $14.549      $15.029         0
                                                                        2014       $15.029      $14.418         0



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                  Contracts -
                                   PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.45



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.200      $11.464       85,491
                                                                        2006       $11.464      $13.427      127,011
                                                                        2007       $13.427      $17.606      140,144
                                                                        2008       $17.606       $9.487      131,667
                                                                        2009        $9.487      $14.074      104,489
                                                                        2010       $14.074      $15.744      103,711
                                                                        2011       $15.744      $15.404       88,456
                                                                        2012       $15.404      $17.877       81,631
                                                                        2013       $17.877      $23.724       54,094
                                                                        2014       $23.724      $26.496       47,231
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005       $10.084      $11.091      310,193
                                                                        2006       $11.091      $11.455      291,942
                                                                        2007       $11.455      $13.491      242,972
                                                                        2008       $13.491       $7.133      252,657
                                                                        2009        $7.133      $10.340      217,489
                                                                        2010       $10.340      $11.494      189,088
                                                                        2011       $11.494      $11.230      139,411
                                                                        2012       $11.230      $12.092       96,100
                                                                        2013       $12.092      $16.021       67,839
                                                                        2014       $16.021      $17.438       54,369
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.608      $11.441      327,548
                                                                        2006       $11.441      $12.377      436,382
                                                                        2007       $12.377      $15.995      397,229
                                                                        2008       $15.995       $6.539      448,194
                                                                        2009        $6.539       $9.741      382,540
                                                                        2010        $9.741      $11.401      312,036
                                                                        2011       $11.401      $10.261      265,823
                                                                        2012       $10.261      $11.686      212,330
                                                                        2013       $11.686      $15.578      166,426
                                                                        2014       $15.578      $16.500      131,872
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.496       77,930
                                                                        2008        $9.496       $5.929       78,084
                                                                        2009        $5.929       $7.551       64,493
                                                                        2010        $7.551       $8.668       54,410
                                                                        2011        $8.668       $8.005       41,829
                                                                        2012        $8.005       $9.061       35,482
                                                                        2013        $9.061      $11.790       29,999
                                                                        2014       $11.790      $12.685            0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.735       115,189
                                                              2008        $9.735       $6.170        84,142
                                                              2009        $6.170       $7.563        69,529
                                                              2010        $7.563       $8.150        65,270
                                                              2011        $8.150       $8.421        57,030
                                                              2012        $8.421       $9.659        42,202
                                                              2013        $9.659      $12.587        36,017
                                                              2014       $12.587      $13.843        44,069
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.198      $10.420       153,559
                                                              2006       $10.420      $10.991       196,893
                                                              2007       $10.991      $12.461       181,005
                                                              2008       $12.461       $8.722       200,576
                                                              2009        $8.722      $11.056       174,938
                                                              2010       $11.056      $12.405       162,655
                                                              2011       $12.405      $11.869       131,291
                                                              2012       $11.869      $13.114        97,344
                                                              2013       $13.114      $14.892        74,318
                                                              2014       $14.892      $15.473        46,037
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.368      $13.056       636,774
                                                              2006       $13.056      $14.324     1,038,503
                                                              2007       $14.324      $16.540       915,580
                                                              2008       $16.540       $9.332     1,036,462
                                                              2009        $9.332      $12.446       860,886
                                                              2010       $12.446      $14.327       791,650
                                                              2011       $14.327      $13.713       685,524
                                                              2012       $13.713      $15.679       547,018
                                                              2013       $15.679      $20.213       419,146
                                                              2014       $20.213      $22.219       326,693
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.820      $11.246       642,154
                                                              2006       $11.246      $13.279       914,542
                                                              2007       $13.279      $13.239       882,993
                                                              2008       $13.239       $7.453       958,622
                                                              2009        $7.453       $9.531       838,502
                                                              2010        $9.531      $10.783       770,594
                                                              2011       $10.783      $10.685       663,554
                                                              2012       $10.685      $12.314       562,960
                                                              2013       $12.314      $15.496       416,246
                                                              2014       $15.496      $16.550       326,978
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.791      $10.170       162,979
                                                              2006       $10.170      $10.671       179,143
                                                              2007       $10.671      $13.305       176,462
                                                              2008       $13.305       $6.902       239,711
                                                              2009        $6.902       $8.695       226,398
                                                              2010        $8.695      $10.603       196,977
                                                              2011       $10.603      $10.435       163,363
                                                              2012       $10.435      $11.753       121,700
                                                              2013       $11.753      $15.736        95,517
                                                              2014       $15.736      $17.199        82,906

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.648      $10.961     1,013,570
                                                                    2006       $10.961      $12.458     1,364,532
                                                                    2007       $12.458      $12.899     1,221,783
                                                                    2008       $12.899       $7.980     1,372,538
                                                                    2009        $7.980       $9.923     1,179,069
                                                                    2010        $9.923      $11.208     1,056,165
                                                                    2011       $11.208      $11.232       897,385
                                                                    2012       $11.232      $12.785       718,378
                                                                    2013       $12.785      $16.604       526,001
                                                                    2014       $16.604      $18.519       391,701
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.196      $10.229       877,078
                                                                    2006       $10.229      $10.487     1,278,546
                                                                    2007       $10.487      $10.746     1,490,496
                                                                    2008       $10.746      $10.213     1,404,977
                                                                    2009       $10.213      $11.610     1,239,977
                                                                    2010       $11.610      $12.293     1,143,680
                                                                    2011       $12.293      $12.954       962,082
                                                                    2012       $12.954      $13.468       788,124
                                                                    2013       $13.468      $12.985       587,576
                                                                    2014       $12.985      $13.502       410,110
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.947      $10.065     1,298,309
                                                                    2006       $10.065      $10.367     1,929,547
                                                                    2007       $10.367      $10.712     1,860,555
                                                                    2008       $10.712      $10.838     2,312,870
                                                                    2009       $10.838      $10.720     1,916,252
                                                                    2010       $10.720      $10.562     1,575,490
                                                                    2011       $10.562      $10.400     1,456,478
                                                                    2012       $10.400      $10.239     1,250,130
                                                                    2013       $10.239      $10.081     1,052,425
                                                                    2014       $10.081       $9.926       785,582
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.911      $12.760       307,437
                                                                    2006       $12.760      $14.796       827,908
                                                                    2007       $14.796      $17.049       807,662
                                                                    2008       $17.049       $9.406       916,161
                                                                    2009        $9.406      $11.688       807,903
                                                                    2010       $11.688      $12.983       685,772
                                                                    2011       $12.983      $10.566       691,059
                                                                    2012       $10.566      $12.521       571,559
                                                                    2013       $12.521      $16.046       450,554
                                                                    2014       $16.046      $14.487       370,578
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.579      $11.844        42,301
                                                                    2006       $11.844      $12.989        96,320
                                                                    2007       $12.989      $15.694       104,063
                                                                    2008       $15.694       $9.157       117,641
                                                                    2009        $9.157      $11.475       103,531
                                                                    2010       $11.475      $12.564        89,854
                                                                    2011       $12.564      $11.558        85,709
                                                                    2012       $11.558      $11.882        72,991
                                                                    2013       $11.882      $13.741        58,754
                                                                    2014       $13.741      $13.906        30,656
------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                    2012       $10.000       $9.610        70,498
                                                                    2013        $9.610      $13.226        48,636
                                                                    2014       $13.226      $14.084        36,426

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.284      $10.994       74,461
                                                         2006       $10.994      $11.479      125,960
                                                         2007       $11.479      $12.626      110,380
                                                         2008       $12.626       $7.132      125,423
                                                         2009        $7.132       $8.476      104,680
                                                         2010        $8.476       $9.613       90,374
                                                         2011        $9.613       $8.697       82,747
                                                         2012        $8.697       $9.980            0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.785      274,689
                                                         2007       $10.785      $11.454      276,101
                                                         2008       $11.454       $7.857      288,185
                                                         2009        $7.857       $9.900      241,788
                                                         2010        $9.900      $10.648      206,986
                                                         2011       $10.648      $10.452      176,338
                                                         2012       $10.452      $11.691      158,457
                                                         2013       $11.691      $14.840      130,436
                                                         2014       $14.840      $15.756       88,838
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $12.020      316,576
                                                         2012       $12.020      $12.096      290,657
                                                         2013       $12.096      $11.569      202,678
                                                         2014       $11.569      $11.831      183,808
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $11.063      $11.950      597,525
                                                         2006       $11.950      $13.645      965,056
                                                         2007       $13.645      $13.771      913,686
                                                         2008       $13.771       $9.191      900,825
                                                         2009        $9.191      $11.230      788,311
                                                         2010       $11.230      $12.403      688,083
                                                         2011       $12.403      $11.935      595,214
                                                         2012       $11.935      $13.436      476,292
                                                         2013       $13.436      $17.694      331,949
                                                         2014       $17.694      $19.156      246,664
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.968      $11.584      295,988
                                                         2006       $11.584      $12.657      442,279
                                                         2007       $12.657      $13.617      404,724
                                                         2008       $13.617       $9.561      420,218
                                                         2009        $9.561      $12.223      365,382
                                                         2010       $12.223      $13.691      354,072
                                                         2011       $13.691      $12.603      317,651
                                                         2012       $12.603      $13.724      237,613
                                                         2013       $13.724      $17.358      169,959
                                                         2014       $17.358      $17.801      134,490
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005       $11.091      $12.133       28,367
                                                         2006       $12.133      $12.534       38,306
                                                         2007       $12.534      $14.510       38,611
                                                         2008       $14.510       $7.594       49,182
                                                         2009        $7.594      $11.692       81,540
                                                         2010       $11.692      $14.650       83,826
                                                         2011       $14.650      $13.073       74,716
                                                         2012       $13.073      $14.367       43,857
                                                         2013       $14.367      $19.321       29,770
                                                         2014       $19.321      $20.485       25,435

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.725      $11.133      344,954
                                                                        2006       $11.133      $12.379      418,263
                                                                        2007       $12.379      $12.352      293,495
                                                                        2008       $12.352       $5.849      426,442
                                                                        2009        $5.849       $8.507      343,201
                                                                        2010        $8.507       $8.957      319,363
                                                                        2011        $8.957       $8.519      281,990
                                                                        2012        $8.519       $9.867      201,378
                                                                        2013        $9.867      $12.946      126,948
                                                                        2014       $12.946      $13.560       84,104
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.169      $10.339      330,133
                                                                        2006       $10.339      $10.496      394,113
                                                                        2007       $10.496      $11.057      382,399
                                                                        2008       $11.057      $11.051      541,227
                                                                        2009       $11.051      $10.973      477,547
                                                                        2010       $10.973      $11.331      471,942
                                                                        2011       $11.331      $11.392            0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $7.003      153,801
                                                                        2009        $7.003      $12.347      149,089
                                                                        2010       $12.347      $15.197      152,251
                                                                        2011       $15.197      $10.123      158,712
                                                                        2012       $10.123      $11.279      100,717
                                                                        2013       $11.279      $12.691       73,848
                                                                        2014       $12.691      $10.982       55,277
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.282      $12.219      435,715
                                                                        2006       $12.219      $13.842      636,948
                                                                        2007       $13.842      $14.604      603,783
                                                                        2008       $14.604      $10.366      628,536
                                                                        2009       $10.366      $13.565      498,879
                                                                        2010       $13.565      $15.407      458,370
                                                                        2011       $15.407      $14.716      389,734
                                                                        2012       $14.716      $16.051      290,229
                                                                        2013       $16.051      $19.881      234,824
                                                                        2014       $19.881      $21.225      182,034
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.959       52,116
                                                                        2006       $10.959      $13.149      208,907
                                                                        2007       $13.149      $12.153      204,185
                                                                        2008       $12.153       $7.667      200,043
                                                                        2009        $7.667       $7.261            0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                        2005       $10.605      $11.241      317,819
                                                                        2006       $11.241      $12.220      474,671
                                                                        2007       $12.220      $13.267      419,411
                                                                        2008       $13.267      $10.964      387,556
                                                                        2009       $10.964      $13.555      378,329
                                                                        2010       $13.555      $14.429      330,052
                                                                        2011       $14.429      $14.398      275,246
                                                                        2012       $14.398      $16.070      226,957
                                                                        2013       $16.070      $18.954      172,344
                                                                        2014       $18.954      $20.198      136,802

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                 2005       $11.296      $11.815       78,760
                                                                 2006       $11.815      $13.733      125,898
                                                                 2007       $13.733      $15.987      130,612
                                                                 2008       $15.987      $15.037            0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                 2005       $11.470      $12.710      109,414
                                                                 2006       $12.710      $13.654      160,923
                                                                 2007       $13.654      $18.366      194,043
                                                                 2008       $18.366      $10.069      230,987
                                                                 2009       $10.069      $14.475      199,558
                                                                 2010       $14.475      $15.174      172,341
                                                                 2011       $15.174      $13.902      146,080
                                                                 2012       $13.902      $16.952      118,380
                                                                 2013       $16.952      $21.844       70,817
                                                                 2014       $21.844      $23.326       50,625
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio -
 Service Shares
                                                                 2005       $11.318      $12.359      136,370
                                                                 2006       $12.359      $13.478      168,301
                                                                 2007       $13.478      $14.082      157,185
                                                                 2008       $14.082       $8.839      156,723
                                                                 2009        $8.839      $10.665      133,212
---------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                 2013       $10.000      $15.759      158,197
                                                                 2014       $15.759      $15.908      118,084
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                 2005       $10.632      $10.682      363,031
                                                                 2006       $10.682      $11.568      409,143
                                                                 2007       $11.568      $11.563      406,241
                                                                 2008       $11.563       $8.121      391,449
                                                                 2009        $8.121      $11.611      306,693
                                                                 2010       $11.611      $13.077      294,022
                                                                 2011       $13.077      $13.371      273,293
                                                                 2012       $13.371      $15.063      228,130
                                                                 2013       $15.063      $15.265            0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                 2005       $10.452      $10.725      288,901
                                                                 2006       $10.725      $11.331      530,447
                                                                 2007       $11.331      $12.384      487,942
                                                                 2008       $12.384       $7.683      536,714
                                                                 2009        $7.683      $10.521      428,012
                                                                 2010       $10.521      $11.617      388,447
                                                                 2011       $11.617      $11.480      336,778
                                                                 2012       $11.480      $13.187      273,676
                                                                 2013       $13.187      $16.884      204,575
                                                                 2014       $16.884      $18.470      148,779
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                 2005       $10.790      $11.369       69,837
                                                                 2006       $11.369      $12.614       75,414
                                                                 2007       $12.614      $13.663       71,252
                                                                 2008       $13.663       $8.978       89,673
                                                                 2009        $8.978      $11.187       85,026
                                                                 2010       $11.187      $12.212       69,448
                                                                 2011       $12.212      $11.732       62,992
                                                                 2012       $11.732      $13.725       52,324
                                                                 2013       $13.725      $17.801       35,957
                                                                 2014       $17.801      $19.402       26,032

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.926      $10.265      115,243
                                                                   2006       $10.265      $11.413      143,917
                                                                   2007       $11.413      $11.488      133,227
                                                                   2008       $11.488       $6.840      145,739
                                                                   2009        $6.840      $10.971      134,171
                                                                   2010       $10.971      $14.683      134,012
                                                                   2011       $14.683      $12.939      122,440
                                                                   2012       $12.939      $15.400       83,911
                                                                   2013       $15.400      $21.410       77,443
                                                                   2014       $21.410      $19.499       51,836
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.763      $10.872      649,848
                                                                   2006       $10.872      $11.948      786,417
                                                                   2007       $11.948      $12.225      733,113
                                                                   2008       $12.225       $9.349      623,702
                                                                   2009        $9.349      $10.836      575,285
                                                                   2010       $10.836      $11.695      513,670
                                                                   2011       $11.695      $11.697      443,345
                                                                   2012       $11.697      $12.774      341,459
                                                                   2013       $12.774      $14.933      288,713
                                                                   2014       $14.933      $15.912      185,627
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.154      $11.692      155,911
                                                                   2006       $11.692      $13.872      185,240
                                                                   2007       $13.872      $14.693      178,813
                                                                   2008       $14.693       $9.728      218,888
                                                                   2009        $9.728      $11.728      183,765
                                                                   2010       $11.728      $12.841      196,581
                                                                   2011       $12.841      $12.584      179,027
                                                                   2012       $12.584      $14.356      109,358
                                                                   2013       $14.356      $19.164       83,721
                                                                   2014       $19.164      $20.792       58,443
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.707       31,034
                                                                   2006       $11.707      $11.837       86,941
                                                                   2007       $11.837      $12.356       79,497
                                                                   2008       $12.356       $6.178       88,007
                                                                   2009        $6.178       $8.044       77,979
                                                                   2010        $8.044      $10.071       77,409
                                                                   2011       $10.071       $9.998       78,447
                                                                   2012        $9.998      $11.434       69,630
                                                                   2013       $11.434      $15.267       60,472
                                                                   2014       $15.267      $15.861       46,296
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                   2005       $11.369      $12.767      311,510
                                                                   2006       $12.767      $14.753      416,951
                                                                   2007       $14.753      $15.406      390,850
                                                                   2008       $15.406       $9.050      394,574
                                                                   2009        $9.050      $12.416      321,152
                                                                   2010       $12.416      $14.143      280,674
                                                                   2011       $14.143      $12.737      253,922
                                                                   2012       $12.737      $15.166      203,828
                                                                   2013       $15.166      $18.961      154,977
                                                                   2014       $18.961      $19.051      112,800

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                2005       $11.303      $12.209       444,920
                                                                2006       $12.209      $13.782       658,435
                                                                2007       $13.782      $13.379       616,978
                                                                2008       $13.379       $8.165       662,016
                                                                2009        $8.165      $11.004       576,312
                                                                2010       $11.004      $13.331       470,789
                                                                2011       $13.331      $12.812       400,433
                                                                2012       $12.812      $14.842       329,397
                                                                2013       $14.842      $20.548       262,728
                                                                2014       $20.548      $22.587       196,508
--------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -
 Administrative Shares
                                                                2005       $10.363      $10.728       336,138
                                                                2006       $10.728      $10.793       524,188
                                                                2007       $10.793      $11.011       473,852
                                                                2008       $11.011      $10.582       431,280
                                                                2009       $10.582      $12.047       415,232
                                                                2010       $12.047      $12.868       419,495
                                                                2011       $12.868      $13.526       346,787
                                                                2012       $13.526      $14.760       306,129
                                                                2013       $14.760      $14.605       250,415
                                                                2014       $14.605      $15.983       189,665
--------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                2005        $9.941      $10.057       529,839
                                                                2006       $10.057      $10.359       727,162
                                                                2007       $10.359      $10.696       706,907
                                                                2008       $10.696      $10.767       859,497
                                                                2009       $10.767      $10.612       907,129
                                                                2010       $10.612      $10.453       852,225
                                                                2011       $10.453      $10.297       840,060
                                                                2012       $10.297      $10.144       627,157
                                                                2013       $10.144       $9.993       504,746
                                                                2014        $9.993       $9.838       339,164
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                2005       $10.577      $10.630       855,244
                                                                2006       $10.630      $10.540     1,126,346
                                                                2007       $10.540      $11.484     1,038,569
                                                                2008       $11.484      $10.510     1,164,877
                                                                2009       $10.510      $12.250       983,651
                                                                2010       $12.250      $13.039       897,156
                                                                2011       $13.039      $14.336       786,960
                                                                2012       $14.336      $15.349       687,658
                                                                2013       $15.349      $13.718       465,157
                                                                2014       $13.718      $13.923       343,298
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                                2005       $10.264      $10.352       781,636
                                                                2006       $10.352      $10.585     1,399,499
                                                                2007       $10.585      $11.333     1,362,786
                                                                2008       $11.333      $11.695     1,498,179
                                                                2009       $11.695      $13.134     1,507,227
                                                                2010       $13.134      $13.980     1,377,334
                                                                2011       $13.980      $14.261     1,279,562
                                                                2012       $14.261      $15.386     1,062,330
                                                                2013       $15.386      $14.851       772,482
                                                                2014       $14.851      $15.246       494,725

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                   2005       $10.790      $10.914        88,648
                                                   2006       $10.914      $11.906       102,842
                                                   2007       $11.906      $11.200       100,376
                                                   2008       $11.200       $7.589        91,560
                                                   2009        $7.589       $7.317             0
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                   2005       $11.208      $10.535       156,525
                                                   2006       $10.535      $11.552       181,544
                                                   2007       $11.552      $12.091       133,825
                                                   2008       $12.091      $10.924             0
-------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                   2005       $10.470      $10.890       568,834
                                                   2006       $10.890      $11.722     1,046,476
                                                   2007       $11.722      $12.980       921,017
                                                   2008       $12.980       $7.329     1,076,189
                                                   2009        $7.329      $10.230       850,454
                                                   2010       $10.230      $11.683       736,797
                                                   2011       $11.683      $11.659       644,527
                                                   2012       $11.659      $13.533       548,267
                                                   2013       $13.533      $18.767       405,540
                                                   2014       $18.767      $20.109       305,885
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                   2005       $11.086      $11.318     1,352,680
                                                   2006       $11.318      $13.221     1,710,177
                                                   2007       $13.221      $13.409     1,570,162
                                                   2008       $13.409       $8.413     1,608,523
                                                   2009        $8.413      $10.374     1,377,891
                                                   2010       $10.374      $11.719     1,195,528
                                                   2011       $11.719      $11.421     1,031,213
                                                   2012       $11.421      $13.146       823,514
                                                   2013       $13.146      $16.748       595,171
                                                   2014       $16.748      $17.659       458,609
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                   2005       $10.364      $11.783       100,577
                                                   2006       $11.783      $12.043       118,076
                                                   2007       $12.043      $14.424       101,174
                                                   2008       $14.424       $7.193       110,041
                                                   2009        $7.193      $11.694        91,860
                                                   2010       $11.694      $14.116        75,917
                                                   2011       $14.116      $13.475        61,271
                                                   2012       $13.475      $15.130        43,733
                                                   2013       $15.130      $22.005        33,018
                                                   2014       $22.005      $22.983        21,144
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                   2005       $12.829      $14.747       680,199
                                                   2006       $14.747      $19.988       844,038
                                                   2007       $19.988      $16.278       713,922
                                                   2008       $16.278       $9.926       725,507
                                                   2009        $9.926      $12.557       582,988
                                                   2010       $12.557      $16.013       449,938
                                                   2011       $16.013      $16.658       391,905
                                                   2012       $16.658      $18.961       306,501
                                                   2013       $18.961      $18.994       248,646
                                                   2014       $18.994      $24.202       174,211

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $12.083      $15.703       107,894
                                                                        2006       $15.703      $21.566       197,437
                                                                        2007       $21.566      $29.216       217,317
                                                                        2008       $29.216      $10.130       178,770
                                                                        2009       $10.130      $21.260       178,220
                                                                        2010       $21.260      $26.549       152,306
                                                                        2011       $26.549      $19.411       116,500
                                                                        2012       $19.411      $24.805        83,350
                                                                        2013       $24.805      $27.356        66,803
                                                                        2014       $27.356      $26.820        43,893
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.432      $18.565       144,710
                                                                        2006       $18.565      $22.754       196,815
                                                                        2007       $22.754      $32.560       208,194
                                                                        2008       $32.560      $17.269       189,943
                                                                        2009       $17.269      $26.783       172,839
                                                                        2010       $26.783      $34.077       146,787
                                                                        2011       $34.077      $28.030       117,868
                                                                        2012       $28.030      $28.529        92,607
                                                                        2013       $28.529      $31.046        66,782
                                                                        2014       $31.046      $24.725        46,420
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.899       $9.766        49,850
                                                                        2006        $9.766      $10.447        69,904
                                                                        2007       $10.447      $10.701        67,655
                                                                        2008       $10.701       $9.156        83,819
                                                                        2009        $9.156      $10.264        84,209
                                                                        2010       $10.264      $10.607        84,068
                                                                        2011       $10.607      $10.206        82,536
                                                                        2012       $10.206      $10.181        57,367
                                                                        2013       $10.181      $10.530        47,261
                                                                        2014       $10.530      $10.256        36,536
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.851      $11.062       729,975
                                                                        2006       $11.062      $12.018     1,048,615
                                                                        2007       $12.018      $11.791     1,007,552
                                                                        2008       $11.791       $8.023       988,849
                                                                        2009        $8.023      $12.232       724,610
                                                                        2010       $12.232      $13.812       624,088
                                                                        2011       $13.812      $13.771       547,554
                                                                        2012       $13.771      $16.007       441,801
                                                                        2013       $16.007      $16.714       360,164
                                                                        2014       $16.714      $16.207       273,843



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                  Contracts -
                                   PROSPECTUS

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                      High

                           Mortality & Expense = 2.35



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.115      $11.265          0
                                                                        2006       $11.265      $13.074          0
                                                                        2007       $13.074      $16.985          0
                                                                        2008       $16.985       $9.069          0
                                                                        2009        $9.069      $13.331          0
                                                                        2010       $13.331      $14.776          0
                                                                        2011       $14.776      $14.325          0
                                                                        2012       $14.325      $16.473          0
                                                                        2013       $16.473      $21.660          0
                                                                        2014       $21.660      $23.971          0
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005       $10.000      $10.899          0
                                                                        2006       $10.899      $11.154          0
                                                                        2007       $11.154      $13.015          0
                                                                        2008       $13.015       $6.818        626
                                                                        2009        $6.818       $9.794          0
                                                                        2010        $9.794      $10.787          0
                                                                        2011       $10.787      $10.443          0
                                                                        2012       $10.443      $11.142          0
                                                                        2013       $11.142      $14.627          0
                                                                        2014       $14.627      $15.775          0
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.520      $11.242          0
                                                                        2006       $11.242      $12.051          0
                                                                        2007       $12.051      $15.431          0
                                                                        2008       $15.431       $6.251          0
                                                                        2009        $6.251       $9.226          0
                                                                        2010        $9.226      $10.700          0
                                                                        2011       $10.700       $9.542          0
                                                                        2012        $9.542      $10.768          0
                                                                        2013       $10.768      $14.223          0
                                                                        2014       $14.223      $14.927          0
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.436          0
                                                                        2008        $9.436       $5.838          0
                                                                        2009        $5.838       $7.367          0
                                                                        2010        $7.367       $8.380          0
                                                                        2011        $8.380       $7.668          0
                                                                        2012        $7.668       $8.600          0
                                                                        2013        $8.600      $11.088          0
                                                                        2014       $11.088      $11.829          0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.675           0
                                                              2008        $9.675       $6.075           0
                                                              2009        $6.075       $7.379           0
                                                              2010        $7.379       $7.879           0
                                                              2011        $7.879       $8.067           0
                                                              2012        $8.067       $9.168           0
                                                              2013        $9.168      $11.838           0
                                                              2014       $11.838      $12.900           0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.113      $10.239           0
                                                              2006       $10.239      $10.702           0
                                                              2007       $10.702      $12.022           0
                                                              2008       $12.022       $8.337       1,129
                                                              2009        $8.337      $10.472       1,128
                                                              2010       $10.472      $11.642       1,127
                                                              2011       $11.642      $11.038       1,127
                                                              2012       $11.038      $12.084       1,078
                                                              2013       $12.084      $13.596       1,029
                                                              2014       $13.596      $13.998           0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.274      $12.829           0
                                                              2006       $12.829      $13.947           0
                                                              2007       $13.947      $15.957           0
                                                              2008       $15.957       $8.920           0
                                                              2009        $8.920      $11.788           0
                                                              2010       $11.788      $13.446           0
                                                              2011       $13.446      $12.752           0
                                                              2012       $12.752      $14.447           0
                                                              2013       $14.447      $18.455           0
                                                              2014       $18.455      $20.101         706
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.730      $11.051           0
                                                              2006       $11.051      $12.930           0
                                                              2007       $12.930      $12.772           0
                                                              2008       $12.772       $7.125       1,122
                                                              2009        $7.125       $9.027       1,121
                                                              2010        $9.027      $10.120       1,120
                                                              2011       $10.120       $9.937       1,120
                                                              2012        $9.937      $11.346       1,071
                                                              2013       $11.346      $14.148       1,022
                                                              2014       $14.148      $14.972         936
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.709       $9.993           0
                                                              2006        $9.993      $10.390           0
                                                              2007       $10.390      $12.836           0
                                                              2008       $12.836       $6.597           0
                                                              2009        $6.597       $8.235           0
                                                              2010        $8.235       $9.951           0
                                                              2011        $9.951       $9.704           0
                                                              2012        $9.704      $10.829           0
                                                              2013       $10.829      $14.367           0
                                                              2014       $14.367      $15.559           0

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.560      $10.771          0
                                                                    2006       $10.771      $12.130          0
                                                                    2007       $12.130      $12.444          0
                                                                    2008       $12.444       $7.628          0
                                                                    2009        $7.628       $9.398          0
                                                                    2010        $9.398      $10.519          0
                                                                    2011       $10.519      $10.445          0
                                                                    2012       $10.445      $11.781          0
                                                                    2013       $11.781      $15.160          0
                                                                    2014       $15.160      $16.753          0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.112      $10.051          0
                                                                    2006       $10.051      $10.211          0
                                                                    2007       $10.211      $10.367          0
                                                                    2008       $10.367       $9.763          0
                                                                    2009        $9.763      $10.997          0
                                                                    2010       $10.997      $11.537          0
                                                                    2011       $11.537      $12.047          0
                                                                    2012       $12.047      $12.410          0
                                                                    2013       $12.410      $11.855          0
                                                                    2014       $11.855      $12.215          0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.864       $9.890          0
                                                                    2006        $9.890      $10.095          0
                                                                    2007       $10.095      $10.334          0
                                                                    2008       $10.334      $10.360        408
                                                                    2009       $10.360      $10.154          0
                                                                    2010       $10.154       $9.912          0
                                                                    2011        $9.912       $9.671          0
                                                                    2012        $9.671       $9.435          0
                                                                    2013        $9.435       $9.204          0
                                                                    2014        $9.204       $8.980          0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.820      $12.539          0
                                                                    2006       $12.539      $14.406          0
                                                                    2007       $14.406      $16.448          0
                                                                    2008       $16.448       $8.991        925
                                                                    2009        $8.991      $11.070        449
                                                                    2010       $11.070      $12.185        448
                                                                    2011       $12.185       $9.826        448
                                                                    2012        $9.826      $11.537        429
                                                                    2013       $11.537      $14.650        409
                                                                    2014       $14.650      $13.106          0
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.491      $11.638          0
                                                                    2006       $11.638      $12.647          0
                                                                    2007       $12.647      $15.141          0
                                                                    2008       $15.141       $8.753          0
                                                                    2009        $8.753      $10.869          0
                                                                    2010       $10.869      $11.791          0
                                                                    2011       $11.791      $10.748          0
                                                                    2012       $10.748      $10.949          0
                                                                    2013       $10.949      $12.545          0
                                                                    2014       $12.545      $12.580          0
------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                    2012       $10.000       $8.854          0
                                                                    2013        $8.854      $12.075          0
                                                                    2014       $12.075      $12.741          0

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.198      $10.803         0
                                                         2006       $10.803      $11.177         0
                                                         2007       $11.177      $12.181         0
                                                         2008       $12.181       $6.817         0
                                                         2009        $6.817       $8.028         0
                                                         2010        $8.028       $9.022         0
                                                         2011        $9.022       $8.087         0
                                                         2012        $8.087       $9.253         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.719         0
                                                         2007       $10.719      $11.279         0
                                                         2008       $11.279       $7.666         0
                                                         2009        $7.666       $9.571         0
                                                         2010        $9.571      $10.200         0
                                                         2011       $10.200       $9.921         0
                                                         2012        $9.921      $10.995         0
                                                         2013       $10.995      $13.829         0
                                                         2014       $13.829      $14.549         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $11.178         0
                                                         2012       $11.178      $11.146         0
                                                         2013       $11.146      $10.562         0
                                                         2014       $10.562      $10.704         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $10.971      $11.743         0
                                                         2006       $11.743      $13.286         0
                                                         2007       $13.286      $13.286         0
                                                         2008       $13.286       $8.785         0
                                                         2009        $8.785      $10.636         0
                                                         2010       $10.636      $11.641         0
                                                         2011       $11.641      $11.099         0
                                                         2012       $11.099      $12.380         0
                                                         2013       $12.380      $16.155         0
                                                         2014       $16.155      $17.330         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.877      $11.383         0
                                                         2006       $11.383      $12.324         0
                                                         2007       $12.324      $13.137         0
                                                         2008       $13.137       $9.139         0
                                                         2009        $9.139      $11.577         0
                                                         2010       $11.577      $12.849         0
                                                         2011       $12.849      $11.720         0
                                                         2012       $11.720      $12.646         0
                                                         2013       $12.646      $15.848         0
                                                         2014       $15.848      $16.104         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005       $10.999      $11.923         0
                                                         2006       $11.923      $12.204         0
                                                         2007       $12.204      $13.998         0
                                                         2008       $13.998       $7.259         0
                                                         2009        $7.259      $11.074         0
                                                         2010       $11.074      $13.749         0
                                                         2011       $13.749      $12.157         0
                                                         2012       $12.157      $13.238         0
                                                         2013       $13.238      $17.640         0
                                                         2014       $17.640      $18.532         0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.636      $10.939         0
                                                                        2006       $10.939      $12.053         0
                                                                        2007       $12.053      $11.917         0
                                                                        2008       $11.917       $5.591         0
                                                                        2009        $5.591       $8.057         0
                                                                        2010        $8.057       $8.406         0
                                                                        2011        $8.406       $7.922         0
                                                                        2012        $7.922       $9.092         0
                                                                        2013        $9.092      $11.820         0
                                                                        2014       $11.820      $12.266         0
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.084      $10.160         0
                                                                        2006       $10.160      $10.220         0
                                                                        2007       $10.220      $10.667         0
                                                                        2008       $10.667      $10.563         0
                                                                        2009       $10.563      $10.393         0
                                                                        2010       $10.393      $10.634         0
                                                                        2011       $10.634      $10.660         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $6.694         0
                                                                        2009        $6.694      $11.694         0
                                                                        2010       $11.694      $14.262         0
                                                                        2011       $14.262       $9.414         0
                                                                        2012        $9.414      $10.393         0
                                                                        2013       $10.393      $11.586         0
                                                                        2014       $11.586       $9.934         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.188      $12.007         0
                                                                        2006       $12.007      $13.478         0
                                                                        2007       $13.478      $14.089         0
                                                                        2008       $14.089       $9.909         0
                                                                        2009        $9.909      $12.849         0
                                                                        2010       $12.849      $14.460         0
                                                                        2011       $14.460      $13.686         0
                                                                        2012       $13.686      $14.790         0
                                                                        2013       $14.790      $18.152         0
                                                                        2014       $18.152      $19.201         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.891         0
                                                                        2006       $10.891      $12.949         0
                                                                        2007       $12.949      $11.858         0
                                                                        2008       $11.858       $7.412         0
                                                                        2009        $7.412       $6.999         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                        2005       $10.517      $11.046         0
                                                                        2006       $11.046      $11.899         0
                                                                        2007       $11.899      $12.799         0
                                                                        2008       $12.799      $10.481         0
                                                                        2009       $10.481      $12.839         0
                                                                        2010       $12.839      $13.542         0
                                                                        2011       $13.542      $13.390         0
                                                                        2012       $13.390      $14.808         0
                                                                        2013       $14.808      $17.306         0
                                                                        2014       $17.306      $18.273         0

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                 2005       $11.202      $11.610         0
                                                                 2006       $11.610      $13.372         0
                                                                 2007       $13.372      $15.423         0
                                                                 2008       $15.423      $14.462         0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                 2005       $11.374      $12.490         0
                                                                 2006       $12.490      $13.295         0
                                                                 2007       $13.295      $17.719         0
                                                                 2008       $17.719       $9.625         0
                                                                 2009        $9.625      $13.710         0
                                                                 2010       $13.710      $14.241         0
                                                                 2011       $14.241      $12.928         0
                                                                 2012       $12.928      $15.620         0
                                                                 2013       $15.620      $19.943         0
                                                                 2014       $19.943      $21.102         0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio -
 Service Shares
                                                                 2005       $11.224      $12.144         0
                                                                 2006       $12.144      $13.124         0
                                                                 2007       $13.124      $13.585         0
                                                                 2008       $13.585       $8.449         0
                                                                 2009        $8.449      $10.101         0
                                                                 2010       $10.101      $10.804         0
---------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                 2013       $10.000      $14.388         0
                                                                 2014       $14.388      $14.392         0
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                 2005       $10.544      $10.497         0
                                                                 2006       $10.497      $11.264         0
                                                                 2007       $11.264      $11.156         0
                                                                 2008       $11.156       $7.763         0
                                                                 2009        $7.763      $10.998         0
                                                                 2010       $10.998      $12.273         0
                                                                 2011       $12.273      $12.434         0
                                                                 2012       $12.434      $13.879         0
                                                                 2013       $13.879      $13.985         0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                 2005       $10.365      $10.539         0
                                                                 2006       $10.539      $11.033         0
                                                                 2007       $12.053      $11.917         0
                                                                 2008       $11.917       $7.344         0
                                                                 2009        $7.344       $9.965         0
                                                                 2010        $9.965      $10.903         0
                                                                 2011       $10.903      $10.676         0
                                                                 2012       $10.676      $12.151         0
                                                                 2013       $12.151      $15.416         0
                                                                 2014       $15.416      $16.709         0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                 2005       $10.700      $11.172         0
                                                                 2006       $11.172      $12.282         0
                                                                 2007       $11.033      $11.947         0
                                                                 2008       $11.947       $8.582         0
                                                                 2009        $8.582      $10.596         0
                                                                 2010       $10.596      $11.461         0
                                                                 2011       $11.461      $10.910         0
                                                                 2012       $10.910      $12.646         0
                                                                 2013       $12.646      $16.252         0
                                                                 2014       $16.252      $17.552         0

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.844      $10.086           0
                                                                   2006       $10.086      $11.112           0
                                                                   2007       $11.112      $11.082           0
                                                                   2008       $11.082       $6.538           0
                                                                   2009        $6.538      $10.391           0
                                                                   2010       $10.391      $13.780           0
                                                                   2011       $13.780      $12.032           0
                                                                   2012       $12.032      $14.189           0
                                                                   2013       $14.189      $19.547           0
                                                                   2014       $19.547      $17.639           0
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.674      $10.684           0
                                                                   2006       $10.684      $11.634           0
                                                                   2007       $11.634      $11.794           0
                                                                   2008       $11.794       $8.937       2,314
                                                                   2009        $8.937      $10.263       1,124
                                                                   2010       $10.263      $10.976       1,123
                                                                   2011       $10.976      $10.878       1,123
                                                                   2012       $10.878      $11.771       1,074
                                                                   2013       $11.771      $13.634       1,025
                                                                   2014       $13.634      $14.395         779
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.061      $11.489           0
                                                                   2006       $11.489      $13.507           0
                                                                   2007       $13.507      $14.175           0
                                                                   2008       $14.175       $9.299           0
                                                                   2009        $9.299      $11.108           0
                                                                   2010       $11.108      $12.052           0
                                                                   2011       $12.052      $11.702           0
                                                                   2012       $11.702      $13.228           0
                                                                   2013       $13.228      $17.497           0
                                                                   2014       $17.497      $18.810           0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.635           0
                                                                   2006       $11.635      $11.657           0
                                                                   2007       $11.657      $12.056           0
                                                                   2008       $12.056       $5.973           0
                                                                   2009        $5.973       $7.706           0
                                                                   2010        $7.706       $9.559           0
                                                                   2011        $9.559       $9.404           0
                                                                   2012        $9.404      $10.656           0
                                                                   2013       $10.656      $14.098           0
                                                                   2014       $14.098      $14.512           0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                   2005       $11.275      $12.546           0
                                                                   2006       $12.546      $14.365           0
                                                                   2007       $14.365      $14.863           0
                                                                   2008       $14.863       $8.651           0
                                                                   2009        $8.651      $11.760           0
                                                                   2010       $11.760      $13.274           0
                                                                   2011       $13.274      $11.845           0
                                                                   2012       $11.845      $13.975           0
                                                                   2013       $13.975      $17.312           0
                                                                   2014       $17.312      $17.235           0

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                2005       $11.209      $11.997           0
                                                                2006       $11.997      $13.420           0
                                                                2007       $13.420      $12.907           0
                                                                2008       $12.907       $7.805           0
                                                                2009        $7.805      $10.422           0
                                                                2010       $10.422      $12.511           0
                                                                2011       $12.511      $11.915           0
                                                                2012       $11.915      $13.676           0
                                                                2013       $13.676      $18.760           0
                                                                2014       $18.760      $20.434           0
--------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -
 Administrative Shares
                                                                2005       $10.276      $10.541           0
                                                                2006       $10.541      $10.509           0
                                                                2007       $10.509      $10.623           0
                                                                2008       $10.623      $10.116           0
                                                                2009       $10.116      $11.410           0
                                                                2010       $11.410      $12.077           0
                                                                2011       $12.077      $12.579           0
                                                                2012       $12.579      $13.601           0
                                                                2013       $13.601      $13.334           0
                                                                2014       $13.334      $14.459           0
--------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                2005        $9.858       $9.883           0
                                                                2006        $9.883      $10.087           0
                                                                2007       $10.087      $10.318           0
                                                                2008       $10.318      $10.292           0
                                                                2009       $10.292      $10.052           0
                                                                2010       $10.052       $9.810           0
                                                                2011        $9.810       $9.576           0
                                                                2012        $9.576       $9.347           0
                                                                2013        $9.347       $9.123           0
                                                                2014        $9.123       $8.901           0
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                2005       $10.489      $10.446           0
                                                                2006       $10.446      $10.263           0
                                                                2007       $10.263      $11.079           0
                                                                2008       $11.079      $10.047           0
                                                                2009       $10.047      $11.603           0
                                                                2010       $11.603      $12.237           0
                                                                2011       $12.237      $13.332           0
                                                                2012       $13.332      $14.143           0
                                                                2013       $14.143      $12.525           0
                                                                2014       $12.525      $12.596           0
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                                2005       $10.178      $10.172           0
                                                                2006       $10.172      $10.306           0
                                                                2007       $10.306      $10.934           0
                                                                2008       $10.934      $11.180       1,432
                                                                2009       $11.180      $12.441         675
                                                                2010       $12.441      $13.121         674
                                                                2011       $13.121      $13.263         674
                                                                2012       $13.263      $14.178         645
                                                                2013       $14.178      $13.559         616
                                                                2014       $13.559      $13.793           0

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                   2005       $10.724      $10.749           0
                                                   2006       $10.749      $11.618           0
                                                   2007       $11.618      $10.829           0
                                                   2008       $10.829       $7.270           0
                                                   2009        $7.270       $6.989           0
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                   2005       $11.115      $10.352           0
                                                   2006       $10.352      $11.248           0
                                                   2007       $11.248      $11.665           0
                                                   2008       $11.665      $10.534           0
-------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                   2005       $10.383      $10.701           0
                                                   2006       $10.701      $11.413           0
                                                   2007       $11.413      $12.523           0
                                                   2008       $12.523       $7.005           0
                                                   2009        $7.005       $9.690           0
                                                   2010        $9.690      $10.965           0
                                                   2011       $10.965      $10.842           0
                                                   2012       $10.842      $12.470           0
                                                   2013       $12.470      $17.134           0
                                                   2014       $17.134      $18.192         621
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                   2005       $10.993      $11.121           0
                                                   2006       $11.121      $12.873           0
                                                   2007       $12.873      $12.936           0
                                                   2008       $12.936       $8.042       1,333
                                                   2009        $8.042       $9.826           0
                                                   2010        $9.826      $10.999           0
                                                   2011       $10.999      $10.620           0
                                                   2012       $10.620      $12.113           0
                                                   2013       $12.113      $15.291           0
                                                   2014       $15.291      $15.976           0
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                   2005       $10.278      $11.579           0
                                                   2006       $11.579      $11.726           0
                                                   2007       $11.726      $13.915           0
                                                   2008       $13.915       $6.875           0
                                                   2009        $6.875      $11.076           0
                                                   2010       $11.076      $13.248           0
                                                   2011       $13.248      $12.531           0
                                                   2012       $12.531      $13.941           0
                                                   2013       $13.941      $20.091           0
                                                   2014       $20.091      $20.792           0
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                   2005       $12.722      $14.491           0
                                                   2006       $14.491      $19.462           0
                                                   2007       $19.462      $15.704           0
                                                   2008       $15.704       $9.488           0
                                                   2009        $9.488      $11.893           0
                                                   2010       $11.893      $15.028           0
                                                   2011       $15.028      $15.491           0
                                                   2012       $15.491      $17.471           0
                                                   2013       $17.471      $17.341           0
                                                   2014       $17.341      $21.895           0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $11.983      $15.431          0
                                                                        2006       $15.431      $20.999          0
                                                                        2007       $20.999      $28.186          0
                                                                        2008       $28.186       $9.683          0
                                                                        2009        $9.683      $20.137          0
                                                                        2010       $20.137      $24.917          0
                                                                        2011       $24.917      $18.051          0
                                                                        2012       $18.051      $22.856          0
                                                                        2013       $22.856      $24.977          0
                                                                        2014       $24.977      $24.263        218
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.329      $18.243          0
                                                                        2006       $18.243      $22.156          0
                                                                        2007       $22.156      $31.412          0
                                                                        2008       $31.412      $16.508          0
                                                                        2009       $16.508      $25.368          0
                                                                        2010       $25.368      $31.982          0
                                                                        2011       $31.982      $26.067          0
                                                                        2012       $26.067      $26.288          0
                                                                        2013       $26.288      $28.345          0
                                                                        2014       $28.345      $22.367          0
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.817       $9.596          0
                                                                        2006        $9.596      $10.172          0
                                                                        2007       $10.172      $10.324          0
                                                                        2008       $10.324       $8.752          0
                                                                        2009        $8.752       $9.721          0
                                                                        2010        $9.721       $9.955          0
                                                                        2011        $9.955       $9.491          0
                                                                        2012        $9.491       $9.381          0
                                                                        2013        $9.381       $9.614          0
                                                                        2014        $9.614       $9.278          0
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.761      $10.870          0
                                                                        2006       $10.870      $11.701          0
                                                                        2007       $11.701      $11.376          0
                                                                        2008       $11.376       $7.669          0
                                                                        2009        $7.669      $11.585          0
                                                                        2010       $11.585      $12.963          0
                                                                        2011       $12.963      $12.807          0
                                                                        2012       $12.807      $14.750          0
                                                                        2013       $14.750      $15.260          0
                                                                        2014       $15.260      $14.662          0



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                  Contracts -
                                   PROSPECTUS

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.177      $11.409      39,056
                                                                        2006       $11.409      $13.328       4,489
                                                                        2007       $13.328      $17.432      18,890
                                                                        2008       $17.432       $9.369      12,250
                                                                        2009        $9.369      $13.864       8,797
                                                                        2010       $13.864      $15.470       4,945
                                                                        2011       $15.470      $15.097       2,846
                                                                        2012       $15.097      $17.477       2,301
                                                                        2013       $17.477      $23.133       1,926
                                                                        2014       $23.133      $25.772       1,300
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005       $10.061      $11.038      13,863
                                                                        2006       $11.038      $11.371      10,863
                                                                        2007       $11.371      $13.357      10,486
                                                                        2008       $13.357       $7.044      20,165
                                                                        2009        $7.044      $10.186      15,504
                                                                        2010       $10.186      $11.294      14,306
                                                                        2011       $11.294      $11.006      13,568
                                                                        2012       $11.006      $11.821      12,190
                                                                        2013       $11.821      $15.622      10,963
                                                                        2014       $15.622      $16.961      10,450
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.584      $11.385      54,020
                                                                        2006       $11.385      $12.286       5,659
                                                                        2007       $12.286      $15.837      32,351
                                                                        2008       $15.837       $6.458      30,915
                                                                        2009        $6.458       $9.596      15,709
                                                                        2010        $9.596      $11.203      14,156
                                                                        2011       $11.203      $10.056      12,397
                                                                        2012       $10.056      $11.424       6,470
                                                                        2013       $11.424      $15.191       4,773
                                                                        2014       $15.191      $16.048       3,896
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.479         553
                                                                        2008        $9.479       $5.904       8,461
                                                                        2009        $5.904       $7.499       6,476
                                                                        2010        $7.499       $8.587       6,522
                                                                        2011        $8.587       $7.910       7,429
                                                                        2012        $7.910       $8.931       7,479
                                                                        2013        $8.931      $11.592       2,349
                                                                        2014       $11.592      $12.442           0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.718       10,050
                                                              2008        $9.718       $6.144        8,585
                                                              2009        $6.144       $7.511        4,311
                                                              2010        $7.511       $8.074        3,403
                                                              2011        $8.074       $8.322        4,149
                                                              2012        $8.322       $9.520        3,911
                                                              2013        $9.520      $12.375        2,511
                                                              2014       $12.375      $13.576        2,540
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.174      $10.369       26,325
                                                              2006       $10.369      $10.910       19,985
                                                              2007       $10.910      $12.338       10,303
                                                              2008       $12.338       $8.614       15,530
                                                              2009        $8.614      $10.891       13,118
                                                              2010       $10.891      $12.189        8,427
                                                              2011       $12.189      $11.633        8,191
                                                              2012       $11.633      $12.821       10,063
                                                              2013       $12.821      $14.521        7,851
                                                              2014       $14.521      $15.049        6,124
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.342      $12.993      144,919
                                                              2006       $12.993      $14.218       32,667
                                                              2007       $14.218      $16.377       80,603
                                                              2008       $16.377       $9.216      102,855
                                                              2009        $9.216      $12.260       81,493
                                                              2010       $12.260      $14.077       53,895
                                                              2011       $14.077      $13.440       45,208
                                                              2012       $13.440      $15.327       37,230
                                                              2013       $15.327      $19.710       24,831
                                                              2014       $19.710      $21.611       23,735
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.795      $11.192       93,792
                                                              2006       $11.192      $13.182       19,478
                                                              2007       $13.182      $13.108       98,411
                                                              2008       $13.108       $7.361      102,049
                                                              2009        $7.361       $9.388       75,431
                                                              2010        $9.388      $10.595       78,583
                                                              2011       $10.595      $10.473       57,292
                                                              2012       $10.473      $12.038       60,518
                                                              2013       $12.038      $15.111       52,689
                                                              2014       $15.111      $16.097       45,304
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.768      $10.120       55,605
                                                              2006       $10.120      $10.592       11,849
                                                              2007       $10.592      $13.173       75,363
                                                              2008       $13.173       $6.816       71,379
                                                              2009        $6.816       $8.565       57,607
                                                              2010        $8.565      $10.418       58,821
                                                              2011       $10.418      $10.228       39,731
                                                              2012       $10.228      $11.490       48,616
                                                              2013       $11.490      $15.345       38,482
                                                              2014       $15.345      $16.728       42,969

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.624      $10.908      263,983
                                                                    2006       $10.908      $12.366       43,696
                                                                    2007       $12.366      $12.772      211,816
                                                                    2008       $12.772       $7.881      225,131
                                                                    2009        $7.881       $9.775      188,699
                                                                    2010        $9.775      $11.013      186,215
                                                                    2011       $11.013      $11.008      112,062
                                                                    2012       $11.008      $12.499       96,761
                                                                    2013       $12.499      $16.191      101,931
                                                                    2014       $16.191      $18.012       85,546
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.173      $10.180      101,437
                                                                    2006       $10.180      $10.410       31,813
                                                                    2007       $10.410      $10.639       90,643
                                                                    2008       $10.639      $10.086      138,607
                                                                    2009       $10.086      $11.437      109,299
                                                                    2010       $11.437      $12.079       73,245
                                                                    2011       $12.079      $12.697       52,851
                                                                    2012       $12.697      $13.166       43,691
                                                                    2013       $13.166      $12.662       32,645
                                                                    2014       $12.662      $13.132       22,768
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.924      $10.016      228,196
                                                                    2006       $10.016      $10.291       33,135
                                                                    2007       $10.291      $10.606      258,815
                                                                    2008       $10.606      $10.703      280,115
                                                                    2009       $10.703      $10.560      204,879
                                                                    2010       $10.560      $10.378      115,332
                                                                    2011       $10.378      $10.193      105,038
                                                                    2012       $10.193      $10.010       93,580
                                                                    2013       $10.010       $9.830       99,838
                                                                    2014        $9.830       $9.654       58,641
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.886      $12.698       49,873
                                                                    2006       $12.698      $14.687       16,491
                                                                    2007       $14.687      $16.880       84,356
                                                                    2008       $16.880       $9.289       71,734
                                                                    2009        $9.289      $11.514       59,741
                                                                    2010       $11.514      $12.757       48,418
                                                                    2011       $12.757      $10.355       44,346
                                                                    2012       $10.355      $12.241       53,374
                                                                    2013       $12.241      $15.647       46,559
                                                                    2014       $15.647      $14.090       44,726
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.555      $11.787        4,603
                                                                    2006       $11.787      $12.893        5,562
                                                                    2007       $12.893      $15.539        6,080
                                                                    2008       $15.539       $9.043       13,735
                                                                    2009        $9.043      $11.304       13,289
                                                                    2010       $11.304      $12.345       12,260
                                                                    2011       $12.345      $11.328       12,101
                                                                    2012       $11.328      $11.616       11,965
                                                                    2013       $11.616      $13.399        1,459
                                                                    2014       $13.399      $13.525          864
------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                    2012       $10.000       $9.394        5,393
                                                                    2013        $9.394      $12.897        3,297
                                                                    2014       $12.897      $13.699        3,048

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.260      $10.940      18,497
                                                         2006       $10.940      $11.395       4,420
                                                         2007       $11.395      $12.501       9,752
                                                         2008       $12.501       $7.043      14,356
                                                         2009        $7.043       $8.349      12,418
                                                         2010        $8.349       $9.446       6,468
                                                         2011        $9.446       $8.523       6,151
                                                         2012        $8.523       $9.773           0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.767       3,608
                                                         2007       $10.767      $11.405      16,749
                                                         2008       $11.405       $7.804      23,452
                                                         2009        $7.804       $9.807      16,715
                                                         2010        $9.807      $10.522      14,055
                                                         2011       $10.522      $10.302      12,208
                                                         2012       $10.302      $11.494      11,510
                                                         2013       $11.494      $14.553       8,377
                                                         2014       $14.553      $15.412       8,069
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $11.781      12,345
                                                         2012       $11.781      $11.825       7,815
                                                         2013       $11.825      $11.281       9,571
                                                         2014       $11.281      $11.508       7,672
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $11.037      $11.892      31,692
                                                         2006       $11.892      $13.544      12,839
                                                         2007       $13.544      $13.635      34,015
                                                         2008       $13.635       $9.076      41,700
                                                         2009        $9.076      $11.062      31,070
                                                         2010       $11.062      $12.187      27,922
                                                         2011       $12.187      $11.698      24,168
                                                         2012       $11.698      $13.135      22,503
                                                         2013       $13.135      $17.254      19,862
                                                         2014       $17.254      $18.632      12,486
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.943      $11.528       3,174
                                                         2006       $11.528      $12.564      10,458
                                                         2007       $12.564      $13.482      12,802
                                                         2008       $13.482       $9.442      35,385
                                                         2009        $9.442      $12.040      23,028
                                                         2010       $12.040      $13.453      21,748
                                                         2011       $13.453      $12.352      22,611
                                                         2012       $12.352      $13.417      17,790
                                                         2013       $13.417      $16.926      16,032
                                                         2014       $16.926      $17.314      14,497
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005       $11.066      $12.075       3,009
                                                         2006       $12.075      $12.441       3,261
                                                         2007       $12.441      $14.367      10,156
                                                         2008       $14.367       $7.500       5,141
                                                         2009        $7.500      $11.517      10,158
                                                         2010       $11.517      $14.395       7,082
                                                         2011       $14.395      $12.813       6,034
                                                         2012       $12.813      $14.045       6,076
                                                         2013       $14.045      $18.840       4,784
                                                         2014       $18.840      $19.924       3,162

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.701      $11.079      24,729
                                                                        2006       $11.079      $12.288       8,519
                                                                        2007       $12.288      $12.230      26,372
                                                                        2008       $12.230       $5.776      28,022
                                                                        2009        $5.776       $8.380      17,395
                                                                        2010        $8.380       $8.801      15,645
                                                                        2011        $8.801       $8.349      12,474
                                                                        2012        $8.349       $9.646       7,102
                                                                        2013        $9.646      $12.624       6,070
                                                                        2014       $12.624      $13.188       4,517
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.145      $10.289      43,426
                                                                        2006       $10.289      $10.419       5,556
                                                                        2007       $10.419      $10.948      21,802
                                                                        2008       $10.948      $10.914      24,600
                                                                        2009       $10.914      $10.809      15,906
                                                                        2010       $10.809      $11.133      41,188
                                                                        2011       $11.133      $11.184           0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $6.916       7,352
                                                                        2009        $6.916      $12.163       7,507
                                                                        2010       $12.163      $14.932       5,973
                                                                        2011       $14.932       $9.922       5,705
                                                                        2012        $9.922      $11.027       6,067
                                                                        2013       $11.027      $12.375       3,622
                                                                        2014       $12.375      $10.681       1,555
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.256      $12.159      21,644
                                                                        2006       $12.159      $13.740      10,246
                                                                        2007       $13.740      $14.459      34,280
                                                                        2008       $14.459      $10.238      42,657
                                                                        2009       $10.238      $13.363      30,080
                                                                        2010       $13.363      $15.139      24,624
                                                                        2011       $15.139      $14.424      21,913
                                                                        2012       $14.424      $15.692      16,678
                                                                        2013       $15.692      $19.386      14,698
                                                                        2014       $19.386      $20.644       8,246
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.940       3,239
                                                                        2006       $10.940      $13.093       2,462
                                                                        2007       $13.093      $12.071      12,418
                                                                        2008       $12.071       $7.596      19,904
                                                                        2009        $7.596       $7.188           0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                        2005       $10.581      $11.187      17,505
                                                                        2006       $11.187      $12.130       1,999
                                                                        2007       $12.130      $13.136      14,877
                                                                        2008       $13.136      $10.828      22,471
                                                                        2009       $10.828      $13.353      19,202
                                                                        2010       $13.353      $14.178      20,105
                                                                        2011       $14.178      $14.112      18,228
                                                                        2012       $14.112      $15.711      10,712
                                                                        2013       $15.711      $18.483       8,198
                                                                        2014       $18.483      $19.646       6,363

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                 2005       $11.270      $11.758       6,336
                                                                 2006       $11.758      $13.632       2,516
                                                                 2007       $13.632      $15.829       6,797
                                                                 2008       $15.829      $14.875           0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                 2005       $11.443      $12.649      11,195
                                                                 2006       $12.649      $13.554       2,354
                                                                 2007       $13.554      $18.185      13,531
                                                                 2008       $18.185       $9.944      14,716
                                                                 2009        $9.944      $14.259      12,938
                                                                 2010       $14.259      $14.910      10,052
                                                                 2011       $14.910      $13.625       8,840
                                                                 2012       $13.625      $16.572       7,253
                                                                 2013       $16.572      $21.300       5,800
                                                                 2014       $21.300      $22.688       3,321
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio -
 Service Shares
                                                                 2005       $11.292      $12.299      28,781
                                                                 2006       $12.299      $13.379         901
                                                                 2007       $13.379      $13.943      13,792
                                                                 2008       $13.943       $8.729      10,922
                                                                 2009        $8.729      $10.506       5,256
---------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                 2013       $10.000      $15.367       4,159
                                                                 2014       $15.367      $15.473       4,685
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                 2005       $10.608      $10.631      20,622
                                                                 2006       $10.631      $11.483       6,286
                                                                 2007       $11.483      $11.449      23,290
                                                                 2008       $11.449       $8.020      27,280
                                                                 2009        $8.020      $11.438      18,164
                                                                 2010       $11.438      $12.849      12,581
                                                                 2011       $12.849      $13.105      10,973
                                                                 2012       $13.105      $14.725       5,772
                                                                 2013       $14.725      $14.899           0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                 2005       $10.428      $10.673      14,429
                                                                 2006       $10.673      $11.248       7,739
                                                                 2007       $11.248      $12.262      18,306
                                                                 2008       $12.262       $7.588      22,364
                                                                 2009        $7.588      $10.365      18,949
                                                                 2010       $10.365      $11.415      15,205
                                                                 2011       $11.415      $11.251      12,320
                                                                 2012       $11.251      $12.892      10,941
                                                                 2013       $12.892      $16.464      10,784
                                                                 2014       $16.464      $17.965       6,946
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                 2005       $10.765      $11.314       5,472
                                                                 2006       $11.314      $12.521       1,693
                                                                 2007       $12.521      $13.528       3,450
                                                                 2008       $13.528       $8.867       5,345
                                                                 2009        $8.867      $11.020       3,217
                                                                 2010       $11.020      $11.999       1,719
                                                                 2011       $11.999      $11.498       3,714
                                                                 2012       $11.498      $13.417       3,388
                                                                 2013       $13.417      $17.358       3,108
                                                                 2014       $17.358      $18.871       2,607

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.903      $10.215        7,704
                                                                   2006       $10.215      $11.329        2,187
                                                                   2007       $11.329      $11.374       10,252
                                                                   2008       $11.374       $6.755       10,509
                                                                   2009        $6.755      $10.807       13,125
                                                                   2010       $10.807      $14.427        9,230
                                                                   2011       $14.427      $12.681        8,946
                                                                   2012       $12.681      $15.055        7,889
                                                                   2013       $15.055      $20.877        4,629
                                                                   2014       $20.877      $18.965        3,804
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.739      $10.820       51,781
                                                                   2006       $10.820      $11.861       18,099
                                                                   2007       $11.861      $12.104       20,247
                                                                   2008       $12.104       $9.233       26,900
                                                                   2009        $9.233      $10.674       20,112
                                                                   2010       $10.674      $11.492       13,332
                                                                   2011       $11.492      $11.464       13,081
                                                                   2012       $11.464      $12.488       11,293
                                                                   2013       $12.488      $14.561        9,152
                                                                   2014       $14.561      $15.477        7,803
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.128      $11.635        5,222
                                                                   2006       $11.635      $13.770        2,124
                                                                   2007       $13.770      $14.547        8,826
                                                                   2008       $14.547       $9.608        4,507
                                                                   2009        $9.608      $11.553        3,502
                                                                   2010       $11.553      $12.618        2,399
                                                                   2011       $12.618      $12.333        2,554
                                                                   2012       $12.333      $14.034        2,402
                                                                   2013       $14.034      $18.688        2,381
                                                                   2014       $18.688      $20.223        1,921
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.687        7,856
                                                                   2006       $11.687      $11.787        7,348
                                                                   2007       $11.787      $12.272        5,022
                                                                   2008       $12.272       $6.120        7,593
                                                                   2009        $6.120       $7.949        8,703
                                                                   2010        $7.949       $9.927        6,348
                                                                   2011        $9.927       $9.830        7,146
                                                                   2012        $9.830      $11.213        5,665
                                                                   2013       $11.213      $14.934        3,682
                                                                   2014       $14.934      $15.475        4,374
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                   2005       $11.343      $12.706       86,497
                                                                   2006       $12.706      $14.644       10,134
                                                                   2007       $14.644      $15.254      111,096
                                                                   2008       $15.254       $8.938       64,672
                                                                   2009        $8.938      $12.231       44,368
                                                                   2010       $12.231      $13.897       41,921
                                                                   2011       $13.897      $12.483       32,097
                                                                   2012       $12.483      $14.826       36,198
                                                                   2013       $14.826      $18.489       32,092
                                                                   2014       $18.489      $18.530       30,546

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                2005       $11.277      $12.150       81,846
                                                                2006       $12.150      $13.681       11,584
                                                                2007       $13.681      $13.246       44,402
                                                                2008       $13.246       $8.064       43,930
                                                                2009        $8.064      $10.840       31,176
                                                                2010       $10.840      $13.099       26,227
                                                                2011       $13.099      $12.557       21,911
                                                                2012       $12.557      $14.509       23,005
                                                                2013       $14.509      $20.037       19,793
                                                                2014       $20.037      $21.969       18,283
--------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -
 Administrative Shares
                                                                2005       $10.339      $10.676       47,366
                                                                2006       $10.676      $10.714        8,948
                                                                2007       $10.714      $10.902       33,647
                                                                2008       $10.902      $10.451       27,562
                                                                2009       $10.451      $11.867       25,316
                                                                2010       $11.867      $12.644       20,331
                                                                2011       $12.644      $13.257       16,521
                                                                2012       $13.257      $14.430       14,395
                                                                2013       $14.430      $14.241       12,784
                                                                2014       $14.241      $15.546        5,997
--------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                2005        $9.918      $10.009      150,481
                                                                2006       $10.009      $10.283       27,607
                                                                2007       $10.283      $10.590       32,822
                                                                2008       $10.590      $10.634       91,586
                                                                2009       $10.634      $10.454       70,508
                                                                2010       $10.454      $10.271       58,599
                                                                2011       $10.271      $10.092       65,420
                                                                2012       $10.092       $9.916       35,580
                                                                2013        $9.916       $9.744       41,518
                                                                2014        $9.744       $9.569       31,288
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                2005       $10.552      $10.579      122,346
                                                                2006       $10.579      $10.462       16,994
                                                                2007       $10.462      $11.371       42,156
                                                                2008       $11.371      $10.380       41,393
                                                                2009       $10.380      $12.068       32,397
                                                                2010       $12.068      $12.812       32,722
                                                                2011       $12.812      $14.051       20,871
                                                                2012       $14.051      $15.005       16,504
                                                                2013       $15.005      $13.377       14,113
                                                                2014       $13.377      $13.542        9,334
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                                2005       $10.240      $10.302       76,949
                                                                2006       $10.302      $10.507       28,759
                                                                2007       $10.507      $11.221       79,939
                                                                2008       $11.221      $11.550      109,474
                                                                2009       $11.550      $12.939       93,450
                                                                2010       $12.939      $13.737       84,488
                                                                2011       $13.737      $13.977      122,070
                                                                2012       $13.977      $15.042      111,189
                                                                2013       $15.042      $14.481       49,016
                                                                2014       $14.481      $14.829       28,408

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                   2005       $10.772      $10.868        6,958
                                                   2006       $10.868      $11.826          560
                                                   2007       $11.826      $11.096        7,098
                                                   2008       $11.096       $7.499        9,792
                                                   2009        $7.499       $7.225            0
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                   2005       $11.182      $10.484       23,563
                                                   2006       $10.484      $11.467        6,181
                                                   2007       $11.467      $11.971       12,010
                                                   2008       $11.971      $10.815            0
-------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                   2005       $10.446      $10.837       57,136
                                                   2006       $10.837      $11.636       16,451
                                                   2007       $11.636      $12.852       54,684
                                                   2008       $12.852       $7.238       68,814
                                                   2009        $7.238      $10.078       50,583
                                                   2010       $10.078      $11.480       35,122
                                                   2011       $11.480      $11.427       29,928
                                                   2012       $11.427      $13.230       30,044
                                                   2013       $13.230      $18.300       22,612
                                                   2014       $18.300      $19.559       16,859
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                   2005       $11.060      $11.263      110,586
                                                   2006       $11.263      $13.123       28,044
                                                   2007       $13.123      $13.276       72,693
                                                   2008       $13.276       $8.309       93,184
                                                   2009        $8.309      $10.220       63,978
                                                   2010       $10.220      $11.515       56,769
                                                   2011       $11.515      $11.193       48,248
                                                   2012       $11.193      $12.851       37,818
                                                   2013       $12.851      $16.331       24,332
                                                   2014       $16.331      $17.176       14,093
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                   2005       $10.340      $11.726        7,296
                                                   2006       $11.726      $11.954        1,579
                                                   2007       $11.954      $14.281        1,834
                                                   2008       $14.281       $7.103        3,770
                                                   2009        $7.103      $11.520        5,504
                                                   2010       $11.520      $13.870        4,539
                                                   2011       $13.870      $13.207        4,772
                                                   2012       $13.207      $14.791        4,328
                                                   2013       $14.791      $21.457        3,807
                                                   2014       $21.457      $22.354        3,003
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                   2005       $12.799      $14.675       59,925
                                                   2006       $14.675      $19.841       23,273
                                                   2007       $19.841      $16.117       49,639
                                                   2008       $16.117       $9.803       52,161
                                                   2009        $9.803      $12.369       39,348
                                                   2010       $12.369      $15.734       29,572
                                                   2011       $15.734      $16.326       27,469
                                                   2012       $16.326      $18.536       24,708
                                                   2013       $18.536      $18.521       21,474
                                                   2014       $18.521      $23.540       15,395

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $12.055      $15.627      18,780
                                                                        2006       $15.627      $21.408       5,890
                                                                        2007       $21.408      $28.927      22,998
                                                                        2008       $28.927      $10.004      15,749
                                                                        2009       $10.004      $20.943      10,954
                                                                        2010       $20.943      $26.087       7,376
                                                                        2011       $26.087      $19.024       5,823
                                                                        2012       $19.024      $24.250       5,143
                                                                        2013       $24.250      $26.676       4,678
                                                                        2014       $26.676      $26.087       2,040
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.403      $18.475      31,637
                                                                        2006       $18.475      $22.587      59,022
                                                                        2007       $22.587      $32.238      35,164
                                                                        2008       $32.238      $17.055      36,260
                                                                        2009       $17.055      $26.383      36,520
                                                                        2010       $26.383      $33.484      30,164
                                                                        2011       $33.484      $27.472      22,360
                                                                        2012       $27.472      $27.890      21,376
                                                                        2013       $27.890      $30.273      19,427
                                                                        2014       $30.273      $24.049      17,441
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.876       $9.719       2,232
                                                                        2006        $9.719      $10.370       8,505
                                                                        2007       $10.370      $10.595       5,710
                                                                        2008       $10.595       $9.042       3,607
                                                                        2009        $9.042      $10.110       2,562
                                                                        2010       $10.110      $10.422       2,634
                                                                        2011       $10.422      $10.003       2,497
                                                                        2012       $10.003       $9.953       2,675
                                                                        2013        $9.953      $10.268       1,125
                                                                        2014       $10.268       $9.975         571
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.826      $11.008      46,676
                                                                        2006       $11.008      $11.929      15,302
                                                                        2007       $11.929      $11.675      47,449
                                                                        2008       $11.675       $7.924      53,932
                                                                        2009        $7.924      $12.049      33,607
                                                                        2010       $12.049      $13.571      22,444
                                                                        2011       $13.571      $13.497      19,914
                                                                        2012       $13.497      $15.649      13,535
                                                                        2013       $15.649      $16.298      11,196
                                                                        2014       $16.298      $15.763       8,819



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                  Contracts -
                                   PROSPECTUS

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                                      High

                           Mortality & Expense = 2.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class S
                                                                        2005       $10.092      $11.210         0
                                                                        2006       $11.210      $12.977         0
                                                                        2007       $12.977      $16.815         0
                                                                        2008       $16.815       $8.955         0
                                                                        2009        $8.955      $13.130         0
                                                                        2010       $13.130      $14.517         0
                                                                        2011       $14.517      $14.037         0
                                                                        2012       $14.037      $16.100         0
                                                                        2013       $16.100      $21.116         0
                                                                        2014       $21.116      $23.309         0
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - Class S
                                                                        2005        $9.977      $10.846         0
                                                                        2006       $10.846      $11.071         0
                                                                        2007       $11.071      $12.885         0
                                                                        2008       $12.885       $6.733         0
                                                                        2009        $6.733       $9.646         0
                                                                        2010        $9.646      $10.597         0
                                                                        2011       $10.597      $10.233         0
                                                                        2012       $10.233      $10.890         0
                                                                        2013       $10.890      $14.260         0
                                                                        2014       $14.260      $15.340         0
----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class S
                                                                        2005       $10.495      $11.187         0
                                                                        2006       $11.187      $11.962         0
                                                                        2007       $11.962      $15.277         0
                                                                        2008       $15.277       $6.172         0
                                                                        2009        $6.172       $9.087         0
                                                                        2010        $9.087      $10.512         0
                                                                        2011       $10.512       $9.350         0
                                                                        2012        $9.350      $10.524         0
                                                                        2013       $10.524      $13.866         0
                                                                        2014       $13.866      $14.514         0
----------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Fundamental All Cap Value Portfolio - Class I
                                                                        2007       $10.000       $9.420         0
                                                                        2008        $9.420       $5.813         0
                                                                        2009        $5.813       $7.316         0
                                                                        2010        $7.316       $8.301         0
                                                                        2011        $8.301       $7.577         0
                                                                        2012        $7.577       $8.476         0
                                                                        2013        $8.476      $10.900         0
                                                                        2014       $10.900      $11.600         0

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value Portfolio - Class I
                                                              2007       $10.000       $9.658         0
                                                              2008        $9.658       $6.049         0
                                                              2009        $6.049       $7.328         0
                                                              2010        $7.328       $7.805         0
                                                              2011        $7.805       $7.971         0
                                                              2012        $7.971       $9.035         0
                                                              2013        $9.035      $11.637         0
                                                              2014       $11.637      $12.649         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2005       $10.089      $10.189         0
                                                              2006       $10.189      $10.622         0
                                                              2007       $10.622      $11.902         0
                                                              2008       $11.902       $8.233         0
                                                              2009        $8.233      $10.314         0
                                                              2010       $10.314      $11.438         0
                                                              2011       $11.438      $10.816         0
                                                              2012       $10.816      $11.811         0
                                                              2013       $11.811      $13.255         0
                                                              2014       $13.255      $13.611         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class 2
                                                              2005       $11.247      $12.767         0
                                                              2006       $12.767      $13.843         0
                                                              2007       $13.843      $15.798         0
                                                              2008       $15.798       $8.809         0
                                                              2009        $8.809      $11.611         0
                                                              2010       $11.611      $13.210         0
                                                              2011       $13.210      $12.496         0
                                                              2012       $12.496      $14.120         0
                                                              2013       $14.120      $17.992         0
                                                              2014       $17.992      $19.546         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2005       $10.705      $10.997         0
                                                              2006       $10.997      $12.834         0
                                                              2007       $12.834      $12.644         0
                                                              2008       $12.644       $7.035         0
                                                              2009        $7.035       $8.891         0
                                                              2010        $8.891       $9.942         0
                                                              2011        $9.942       $9.737         0
                                                              2012        $9.737      $11.089         0
                                                              2013       $11.089      $13.793         0
                                                              2014       $13.793      $14.558         0
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
                                                              2005        $9.686       $9.944         0
                                                              2006        $9.944      $10.313         0
                                                              2007       $10.313      $12.707         0
                                                              2008       $12.707       $6.514         0
                                                              2009        $6.514       $8.111         0
                                                              2010        $8.111       $9.776         0
                                                              2011        $9.776       $9.509         0
                                                              2012        $9.509      $10.584         0
                                                              2013       $10.584      $14.006         0
                                                              2014       $14.006      $15.129         0

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
                                                                    2005       $10.535      $10.719         0
                                                                    2006       $10.719      $12.040         0
                                                                    2007       $12.040      $12.320         0
                                                                    2008       $12.320       $7.533         0
                                                                    2009        $7.533       $9.257         0
                                                                    2010        $9.257      $10.334         0
                                                                    2011       $10.334      $10.235         0
                                                                    2012       $10.235      $11.515         0
                                                                    2013       $11.515      $14.779         0
                                                                    2014       $14.779      $16.291         0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
                                                                    2005       $10.088      $10.002         0
                                                                    2006       $10.002      $10.136         0
                                                                    2007       $10.136      $10.263         0
                                                                    2008       $10.263       $9.641         0
                                                                    2009        $9.641      $10.831         0
                                                                    2010       $10.831      $11.334         0
                                                                    2011       $11.334      $11.805         0
                                                                    2012       $11.805      $12.129         0
                                                                    2013       $12.129      $11.558         0
                                                                    2014       $11.558      $11.878         0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
                                                                    2005        $9.841       $9.842         0
                                                                    2006        $9.842      $10.020         0
                                                                    2007       $10.020      $10.231         0
                                                                    2008       $10.231      $10.230         0
                                                                    2009       $10.230      $10.001         0
                                                                    2010       $10.001       $9.738         0
                                                                    2011        $9.738       $9.477         0
                                                                    2012        $9.477       $9.221         0
                                                                    2013        $9.221       $8.973         0
                                                                    2014        $8.973       $8.732         0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
                                                                    2005       $10.795      $12.477         0
                                                                    2006       $12.477      $14.299         0
                                                                    2007       $14.299      $16.284         0
                                                                    2008       $16.284       $8.878         0
                                                                    2009        $8.878      $10.904         0
                                                                    2010       $10.904      $11.971         0
                                                                    2011       $11.971       $9.628         0
                                                                    2012        $9.628      $11.277         0
                                                                    2013       $11.277      $14.282         0
                                                                    2014       $14.282      $12.744         0
------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity Fund
                                                                    2005       $10.467      $11.582         0
                                                                    2006       $11.582      $12.553         0
                                                                    2007       $12.553      $14.990         0
                                                                    2008       $14.990       $8.643         0
                                                                    2009        $8.643      $10.705         0
                                                                    2010       $10.705      $11.584         0
                                                                    2011       $11.584      $10.532         0
                                                                    2012       $10.532      $10.701         0
                                                                    2013       $10.701      $12.230         0
                                                                    2014       $12.230      $12.233         0
------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                                    2012       $10.000       $8.654         0
                                                                    2013        $8.654      $11.772         0
                                                                    2014       $11.772      $12.390         0

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II
                                                         2005       $10.175      $10.750         0
                                                         2006       $10.750      $11.094         0
                                                         2007       $11.094      $12.059         0
                                                         2008       $12.059       $6.732         0
                                                         2009        $6.732       $7.907         0
                                                         2010        $7.907       $8.864         0
                                                         2011        $8.864       $7.925         0
                                                         2012        $7.925       $9.059         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series II
                                                         2006       $10.000      $10.700         0
                                                         2007       $10.700      $11.230         0
                                                         2008       $11.230       $7.613         0
                                                         2009        $7.613       $9.481         0
                                                         2010        $9.481      $10.078         0
                                                         2011       $10.078       $9.778         0
                                                         2012        $9.778      $10.808         0
                                                         2013       $10.808      $13.560         0
                                                         2014       $13.560      $14.229         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund - Series II
                                                         2011       $10.000      $10.954         0
                                                         2012       $10.954      $10.894         0
                                                         2013       $10.894      $10.297         0
                                                         2014       $10.297      $10.408         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income Fund - Series II
                                                         2005       $10.945      $11.685         0
                                                         2006       $11.685      $13.187         0
                                                         2007       $13.187      $13.153         0
                                                         2008       $13.153       $8.675         0
                                                         2009        $8.675      $10.476         0
                                                         2010       $10.476      $11.436         0
                                                         2011       $11.436      $10.876         0
                                                         2012       $10.876      $12.100         0
                                                         2013       $12.100      $15.749         0
                                                         2014       $15.749      $16.851         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series II
                                                         2005       $10.852      $11.327         0
                                                         2006       $11.327      $12.233         0
                                                         2007       $12.233      $13.005         0
                                                         2008       $13.005       $9.025         0
                                                         2009        $9.025      $11.403         0
                                                         2010       $11.403      $12.624         0
                                                         2011       $12.624      $11.484         0
                                                         2012       $11.484      $12.360         0
                                                         2013       $12.360      $15.450         0
                                                         2014       $15.450      $15.660         0
-------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005       $10.973      $11.864         0
                                                         2006       $11.864      $12.113         0
                                                         2007       $12.113      $13.859         0
                                                         2008       $13.859       $7.169         0
                                                         2009        $7.169      $10.907         0
                                                         2010       $10.907      $13.507         0
                                                         2011       $13.507      $11.913         0
                                                         2012       $11.913      $12.938         0
                                                         2013       $12.938      $17.197         0
                                                         2014       $17.197      $18.020         0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund - Series II
                                                                        2005       $10.611      $10.886         0
                                                                        2006       $10.886      $11.964         0
                                                                        2007       $11.964      $11.798         0
                                                                        2008       $11.798       $5.521         0
                                                                        2009        $5.521       $7.936         0
                                                                        2010        $7.936       $8.258         0
                                                                        2011        $8.258       $7.763         0
                                                                        2012        $7.763       $8.886         0
                                                                        2013        $8.886      $11.523         0
                                                                        2014       $11.523      $11.928         0
----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series II
                                                                        2005       $10.061      $10.110         0
                                                                        2006       $10.110      $10.144         0
                                                                        2007       $10.144      $10.561         0
                                                                        2008       $10.561      $10.431         0
                                                                        2009       $10.431      $10.237         0
                                                                        2010       $10.237      $10.447         0
                                                                        2011       $10.447      $10.464         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares
                                                                        2008       $10.000       $6.611         0
                                                                        2009        $6.611      $11.518         0
                                                                        2010       $11.518      $14.012         0
                                                                        2011       $14.012       $9.225         0
                                                                        2012        $9.225      $10.158         0
                                                                        2013       $10.158      $11.295         0
                                                                        2014       $11.295       $9.660         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares
                                                                        2005       $11.162      $11.948         0
                                                                        2006       $11.948      $13.378         0
                                                                        2007       $13.378      $13.948         0
                                                                        2008       $13.948       $9.785         0
                                                                        2009        $9.785      $12.655         0
                                                                        2010       $12.655      $14.206         0
                                                                        2011       $14.206      $13.411         0
                                                                        2012       $13.411      $14.456         0
                                                                        2013       $14.456      $17.696         0
                                                                        2014       $17.696      $18.671         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio - Service Shares
                                                                        2005       $10.000      $10.873         0
                                                                        2006       $10.873      $12.894         0
                                                                        2007       $12.894      $11.777         0
                                                                        2008       $11.777       $7.343         0
                                                                        2009        $7.343       $6.927         0
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
                                                                        2005       $10.493      $10.992         0
                                                                        2006       $10.992      $11.810         0
                                                                        2007       $11.810      $12.672         0
                                                                        2008       $12.672      $10.349         0
                                                                        2009       $10.349      $12.646         0
                                                                        2010       $12.646      $13.304         0
                                                                        2011       $13.304      $13.121         0
                                                                        2012       $13.121      $14.473         0
                                                                        2013       $14.473      $16.872         0
                                                                        2014       $16.872      $17.768         0

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
                                                                 2005       $11.176      $11.553         0
                                                                 2006       $11.553      $13.273         0
                                                                 2007       $13.273      $15.270         0
                                                                 2008       $15.270      $14.306         0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
                                                                 2005       $11.348      $12.429         0
                                                                 2006       $12.429      $13.197         0
                                                                 2007       $13.197      $17.542         0
                                                                 2008       $17.542       $9.505         0
                                                                 2009        $9.505      $13.504         0
                                                                 2010       $13.504      $13.991         0
                                                                 2011       $13.991      $12.669         0
                                                                 2012       $12.669      $15.267         0
                                                                 2013       $15.267      $19.443         0
                                                                 2014       $19.443      $20.520         0
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio -
 Service Shares
                                                                 2005       $11.198      $12.085         0
                                                                 2006       $12.085      $13.026         0
                                                                 2007       $13.026      $13.450         0
                                                                 2008       $13.450       $8.343         0
                                                                 2009        $8.343       $9.949         0
                                                                 2010        $9.949      $10.633         0
---------------------------------------------------------------------------------------------------------------
MFS VIT II High Yield - Service Class
                                                                 2013       $10.000      $14.027         0
                                                                 2014       $14.027      $13.994         0
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series - Service Class
                                                                 2005       $10.519      $10.446         0
                                                                 2006       $10.446      $11.180         0
                                                                 2007       $11.180      $11.044         0
                                                                 2008       $11.044       $7.666         0
                                                                 2009        $7.666      $10.832         0
                                                                 2010       $10.832      $12.057         0
                                                                 2011       $12.057      $12.185         0
                                                                 2012       $12.185      $13.566         0
                                                                 2013       $13.566      $13.647         0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class
                                                                 2005       $10.341      $10.488         0
                                                                 2006       $10.488      $10.951         0
                                                                 2007       $11.964      $11.798         0
                                                                 2008       $11.798       $7.252         0
                                                                 2009        $7.252       $9.815         0
                                                                 2010        $9.815      $10.711         0
                                                                 2011       $10.711      $10.461         0
                                                                 2012       $10.461      $11.876         0
                                                                 2013       $11.876      $15.029         0
                                                                 2014       $15.029      $16.248         0
---------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series - Service Class
                                                                 2005       $10.675      $11.117         0
                                                                 2006       $11.117      $12.191         0
                                                                 2007       $10.951      $11.828         0
                                                                 2008       $11.828       $8.475         0
                                                                 2009        $8.475      $10.436         0
                                                                 2010       $10.436      $11.259         0
                                                                 2011       $11.259      $10.691         0
                                                                 2012       $10.691      $12.361         0
                                                                 2013       $12.361      $15.844         0
                                                                 2014       $15.844      $17.068         0

                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class
                                                                   2005        $9.821      $10.037         0
                                                                   2006       $10.037      $11.030         0
                                                                   2007       $11.030      $10.972         0
                                                                   2008       $10.972       $6.456         0
                                                                   2009        $6.456      $10.234         0
                                                                   2010       $10.234      $13.538         0
                                                                   2011       $13.538      $11.790         0
                                                                   2012       $11.790      $13.869         0
                                                                   2013       $13.869      $19.057         0
                                                                   2014       $19.057      $17.152         0
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class
                                                                   2005       $10.649      $10.631         0
                                                                   2006       $10.631      $11.548         0
                                                                   2007       $11.548      $11.676         0
                                                                   2008       $11.676       $8.825         0
                                                                   2009        $8.825      $10.109         0
                                                                   2010       $10.109      $10.783         0
                                                                   2011       $10.783      $10.659         0
                                                                   2012       $10.659      $11.505         0
                                                                   2013       $11.505      $13.292         0
                                                                   2014       $13.292      $13.998         0
-----------------------------------------------------------------------------------------------------------------
MFS(R) Value Series - Service Class
                                                                   2005       $11.036      $11.433         0
                                                                   2006       $11.433      $13.407         0
                                                                   2007       $13.407      $14.033         0
                                                                   2008       $14.033       $9.183         0
                                                                   2009        $9.183      $10.941         0
                                                                   2010       $10.941      $11.840         0
                                                                   2011       $11.840      $11.467         0
                                                                   2012       $11.467      $12.929         0
                                                                   2013       $12.929      $17.058         0
                                                                   2014       $17.058      $18.291         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
                                                                   2005       $10.000      $11.615         0
                                                                   2006       $11.615      $11.607         0
                                                                   2007       $11.607      $11.974         0
                                                                   2008       $11.974       $5.917         0
                                                                   2009        $5.917       $7.614         0
                                                                   2010        $7.614       $9.421         0
                                                                   2011        $9.421       $9.244         0
                                                                   2012        $9.244      $10.448         0
                                                                   2013       $10.448      $13.787         0
                                                                   2014       $13.787      $14.156         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Service Shares
                                                                   2005       $11.249      $12.485         0
                                                                   2006       $12.485      $14.258         0
                                                                   2007       $14.258      $14.715         0
                                                                   2008       $14.715       $8.542         0
                                                                   2009        $8.542      $11.583         0
                                                                   2010       $11.583      $13.040         0
                                                                   2011       $13.040      $11.607         0
                                                                   2012       $11.607      $13.659         0
                                                                   2013       $13.659      $16.877         0
                                                                   2014       $16.877      $16.759         0

                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
                                                                2005       $11.183      $11.939         0
                                                                2006       $11.939      $13.320         0
                                                                2007       $13.320      $12.778         0
                                                                2008       $12.778       $7.708         0
                                                                2009        $7.708      $10.265         0
                                                                2010       $10.265      $12.291         0
                                                                2011       $12.291      $11.675         0
                                                                2012       $11.675      $13.367         0
                                                                2013       $13.367      $18.289         0
                                                                2014       $18.289      $19.870         0
--------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -
 Administrative Shares
                                                                2005       $10.252      $10.490         0
                                                                2006       $10.490      $10.431         0
                                                                2007       $10.431      $10.517         0
                                                                2008       $10.517       $9.989         0
                                                                2009        $9.989      $11.239         0
                                                                2010       $11.239      $11.865         0
                                                                2011       $11.865      $12.326         0
                                                                2012       $12.326      $13.294         0
                                                                2013       $13.294      $13.000         0
                                                                2014       $13.000      $14.060         0
--------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio - Administrative Shares
                                                                2005        $9.835       $9.835         0
                                                                2006        $9.835      $10.012         0
                                                                2007       $10.012      $10.215         0
                                                                2008       $10.215      $10.164         0
                                                                2009       $10.164       $9.900         0
                                                                2010        $9.900       $9.638         0
                                                                2011        $9.638       $9.384         0
                                                                2012        $9.384       $9.135         0
                                                                2013        $9.135       $8.894         0
                                                                2014        $8.894       $8.655         0
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Administrative Shares
                                                                2005       $10.464      $10.395         0
                                                                2006       $10.395      $10.186         0
                                                                2007       $10.186      $10.969         0
                                                                2008       $10.969       $9.921         0
                                                                2009        $9.921      $11.429         0
                                                                2010       $11.429      $12.022         0
                                                                2011       $12.022      $13.064         0
                                                                2012       $13.064      $13.824         0
                                                                2013       $13.824      $12.210         0
                                                                2014       $12.210      $12.248         0
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Shares
                                                                2005       $10.155      $10.122         0
                                                                2006       $10.122      $10.230         0
                                                                2007       $10.230      $10.824         0
                                                                2008       $10.824      $11.040         0
                                                                2009       $11.040      $12.254         0
                                                                2010       $12.254      $12.890         0
                                                                2011       $12.890      $12.996         0
                                                                2012       $12.996      $13.857         0
                                                                2013       $13.857      $13.219         0
                                                                2014       $13.219      $13.412         0

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                   2005       $10.706      $10.703         0
                                                   2006       $10.703      $11.539         0
                                                   2007       $11.539      $10.728         0
                                                   2008       $10.728       $7.183         0
                                                   2009        $7.183       $6.901         0
-------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                   2005       $11.089      $10.302         0
                                                   2006       $10.302      $11.164         0
                                                   2007       $11.164      $11.548         0
                                                   2008       $11.548      $10.428         0
-------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
                                                   2005       $10.359      $10.649         0
                                                   2006       $10.649      $11.329         0
                                                   2007       $11.329      $12.398         0
                                                   2008       $12.398       $6.918         0
                                                   2009        $6.918       $9.544         0
                                                   2010        $9.544      $10.772         0
                                                   2011       $10.772      $10.625         0
                                                   2012       $10.625      $12.188         0
                                                   2013       $12.188      $16.704         0
                                                   2014       $16.704      $17.690         0
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
                                                   2005       $10.968      $11.067         0
                                                   2006       $11.067      $12.777         0
                                                   2007       $12.777      $12.807         0
                                                   2008       $12.807       $7.942         0
                                                   2009        $7.942       $9.678         0
                                                   2010        $9.678      $10.805         0
                                                   2011       $10.805      $10.407         0
                                                   2012       $10.407      $11.839         0
                                                   2013       $11.839      $14.907         0
                                                   2014       $14.907      $15.535         0
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II
                                                   2005       $10.254      $11.522         0
                                                   2006       $11.522      $11.639         0
                                                   2007       $11.639      $13.776         0
                                                   2008       $13.776       $6.789         0
                                                   2009        $6.789      $10.909         0
                                                   2010       $10.909      $13.015         0
                                                   2011       $13.015      $12.280         0
                                                   2012       $12.280      $13.626         0
                                                   2013       $13.626      $19.586         0
                                                   2014       $19.586      $20.218         0
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II
                                                   2005       $12.693      $14.420         0
                                                   2006       $14.420      $19.318         0
                                                   2007       $19.318      $15.547         0
                                                   2008       $15.547       $9.370         0
                                                   2009        $9.370      $11.714         0
                                                   2010       $11.714      $14.764         0
                                                   2011       $14.764      $15.179         0
                                                   2012       $15.179      $17.076         0
                                                   2013       $17.076      $16.906         0
                                                   2014       $16.906      $21.290         0

                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets Fund - Initial Class
                                                                        2005       $11.955      $15.355         0
                                                                        2006       $15.355      $20.843         0
                                                                        2007       $20.843      $27.905         0
                                                                        2008       $27.905       $9.562         0
                                                                        2009        $9.562      $19.834         0
                                                                        2010       $19.834      $24.479         0
                                                                        2011       $24.479      $17.688         0
                                                                        2012       $17.688      $22.340         0
                                                                        2013       $22.340      $24.349         0
                                                                        2014       $24.349      $23.594         0
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund - Initial Class
                                                                        2005       $12.300      $18.154         0
                                                                        2006       $18.154      $21.992         0
                                                                        2007       $21.992      $31.099         0
                                                                        2008       $31.099      $16.301         0
                                                                        2009       $16.301      $24.986         0
                                                                        2010       $24.986      $31.420         0
                                                                        2011       $31.420      $25.543         0
                                                                        2012       $25.543      $25.693         0
                                                                        2013       $25.693      $27.633         0
                                                                        2014       $27.633      $21.750         0
----------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternative - Initial Class
                                                                        2005        $9.794       $9.549         0
                                                                        2006        $9.549      $10.097         0
                                                                        2007       $10.097      $10.221         0
                                                                        2008       $10.221       $8.642         0
                                                                        2009        $8.642       $9.575         0
                                                                        2010        $9.575       $9.780         0
                                                                        2011        $9.780       $9.300         0
                                                                        2012        $9.300       $9.169         0
                                                                        2013        $9.169       $9.372         0
                                                                        2014        $9.372       $9.022         0
----------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond Portfolio - Class II
                                                                        2005       $10.735      $10.817         0
                                                                        2006       $10.817      $11.614         0
                                                                        2007       $11.614      $11.262         0
                                                                        2008       $11.262       $7.573         0
                                                                        2009        $7.573      $11.411         0
                                                                        2010       $11.411      $12.735         0
                                                                        2011       $12.735      $12.549         0
                                                                        2012       $12.549      $14.417         0
                                                                        2013       $14.417      $14.877         0
                                                                        2014       $14.877      $14.257         0



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.60% and an administrative expense charge of 0.10%.

535-4

                            [GRAPHIC APPEARS HERE]

                  THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                        (Classic, Elite, Plus, Select)

                         Lincoln Benefit Life Company
                       Variable Annuity Separate Account
                                 PO Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

Statement of Additional Information And Related Prospectus


                               Dated May 1, 2015


This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

The Contract is no longer offered for new sales.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments.......................  2
The Contracts..............................................................  2
Calculation of Accumulation Unit Values....................................  3
Net Investment Factor......................................................  3
Calculation of Variable Income Payments....................................  3
General Matters............................................................  4
Cyber Security Risk........................................................  4
Experts....................................................................  5
Financial Statements.......................................................  5
Accumulation Unit Values................................................... A1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:


..   Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

..   Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.


To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

PURCHASE OF CONTRACTS

The principal underwriter for the Variable Account, Allstate Distributors,LLC ("ADLLC"), distributes the Contracts. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. The offering of the Contracts is continuous. Lincoln Benefit does not pay ADLLC a commission for distribution of the contracts.

TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

    (1)the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

    (2)the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

..   multiplying the Annuity Unit Value at the end of the immediately preceding
    Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..   dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Lincoln Benefit Life Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Lincoln Benefit Life Company and policyholders, whether deliberate or unintentional, could arise not only in connection with our own administration of the annuity business, but also with entities operating the annuity business's underlying funds and with third-party service providers to Lincoln Benefit Life Company. Cyber security failures originating with any of the entities involved with the offering and administration of the annuity business may cause significant disruptions in the business operations related to the annuity business. Potential impacts may include, but are not limited to, potential financial losses under the annuity business, your inability to conduct transactions under the annuity business and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the annuity business and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Lincoln Benefit Life Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Lincoln Benefit Life Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Lincoln Benefit Life Company may also incur considerable expenses in enhancing and upgrading computer systems and systems security to prevent or following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Lincoln Benefit Life Company, our service providers, and the underlying funds offered under the annuity business may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective. Furthermore, Lincoln Benefit Life Company cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

EXPERTS

The financial statements as of and for each of the two years in the period ended December 31, 2013 and for the period from January 1, 2014 through March 31, 2014 of Lincoln Benefit Life Company, the related financial statement schedules included elsewhere in the Registration Statement, and as of and for the year-ended December 31, 2013 of the Lincoln Benefit Life Variable Annuity Account, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements as of December 31, 2014 and for the period from April 1, 2014 through December 31, 2014 of Lincoln Benefit Life Company and the financial statements as of December 31, 2014 and for the year ended
December 31, 2014 of the Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..   Financial statements of Lincoln Benefit Life Company as of December 31,
    2014 and 2013, and for the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and for the two years ended December 31, 2013 and 2012, the related financial statement schedules of Lincoln Benefit Life Company, and

..   The financial statements of the Sub-Accounts comprising Lincoln Benefit
    Life Variable Annuity Account as of December 31, 2014 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.45

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.200      $11.464         6,697
                             2006        $11.464      $13.427        17,263
                             2007        $13.427      $17.606        21,473
                             2008        $17.606      $ 9.487       131,667
                             2009        $ 9.487      $14.074       104,489
                             2010        $14.074      $15.744       103,711
                             2011        $15.744      $15.404        88,456
                             2012        $15.404      $17.877        81,631
                             2013        $17.877      $23.724        54,094
                             2014        $23.724      $26.496        47,231
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.084      $11.091        44,205
                             2006        $11.091      $11.455        36,282
                             2007        $11.455      $13.491        31,855
                             2008        $13.491      $ 7.133       252,657
                             2009        $ 7.133      $10.340       217,489
                             2010        $10.340      $11.494       189,088
                             2011        $11.494      $11.230       139,411
                             2012        $11.230      $12.092        96,100
                             2013        $12.092      $16.021        67,839
                             2014        $16.021      $17.438        54,369
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.608      $11.441        62,045
                             2006        $11.441      $12.377        74,033
                             2007        $12.377      $15.995        70,308
                             2008        $15.995      $ 6.539       448,194
                             2009        $ 6.539      $ 9.741       382,540
                             2010        $ 9.741      $11.401       312,036
                             2011        $11.401      $10.261       265,823
                             2012        $10.261      $11.686       212,330
                             2013        $11.686      $15.578       166,426
                             2014        $15.578      $16.500       131,872
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.496         9,284
                             2008        $ 9.496      $ 5.929        78,084
                             2009        $ 5.929      $ 7.551        64,493
                             2010        $ 7.551      $ 8.668        54,410
                             2011        $ 8.668      $ 8.005        41,829
                             2012        $ 8.005      $ 9.061        35,482
                             2013        $ 9.061      $11.790        29,999
                             2014        $11.790      $12.685             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.735        32,167
                             2008        $ 9.735      $ 6.170        84,142
                             2009        $ 6.170      $ 7.563        69,529
                             2010        $ 7.563      $ 8.150        65,270
                             2011        $ 8.150      $ 8.421        57,030
                             2012        $ 8.421      $ 9.659        42,202
                             2013        $ 9.659      $12.587        36,017
                             2014        $12.587      $13.843        44,069

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.198      $10.420         39,253
                             2006        $10.420      $10.991         39,468
                             2007        $10.991      $12.461         34,660
                             2008        $12.461      $ 8.722        200,576
                             2009        $ 8.722      $11.056        174,938
                             2010        $11.056      $12.405        162,655
                             2011        $12.405      $11.869        131,291
                             2012        $11.869      $13.114         97,344
                             2013        $13.114      $14.892         74,318
                             2014        $14.892      $15.473         46,037
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.368      $13.056        134,063
                             2006        $13.056      $14.324        217,731
                             2007        $14.324      $16.540        195,689
                             2008        $16.540      $ 9.332      1,036,462
                             2009        $ 9.332      $12.446        860,886
                             2010        $12.446      $14.327        791,650
                             2011        $14.327      $13.713        685,524
                             2012        $13.713      $15.679        547,018
                             2013        $15.679      $20.213        419,146
                             2014        $20.213      $22.219        326,693
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.820      $11.246        102,990
                             2006        $11.246      $13.279        134,574
                             2007        $13.279      $13.239        128,535
                             2008        $13.239      $ 7.453        958,622
                             2009        $ 7.453      $ 9.531        838,502
                             2010        $ 9.531      $10.783        770,594
                             2011        $10.783      $10.685        663,554
                             2012        $10.685      $12.314        562,960
                             2013        $12.314      $15.496        416,246
                             2014        $15.496      $16.550        326,978
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.791      $10.170         92,779
                             2006        $10.170      $10.671        102,602
                             2007        $10.671      $13.305         95,094
                             2008        $13.305      $ 6.902        239,711
                             2009        $ 6.902      $ 8.695        226,398
                             2010        $ 8.695      $10.603        196,977
                             2011        $10.603      $10.435        163,363
                             2012        $10.435      $11.753        121,700
                             2013        $11.753      $15.736         95,517
                             2014        $15.736      $17.199         82,906
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.648      $10.961        212,966
                             2006        $10.961      $12.458        286,952
                             2007        $12.458      $12.899        269,615
                             2008        $12.899      $ 7.980      1,372,538
                             2009        $ 7.980      $ 9.923      1,179,069
                             2010        $ 9.923      $11.208      1,056,165
                             2011        $11.208      $11.232        897,385
                             2012        $11.232      $12.785        718,378
                             2013        $12.785      $16.604        526,001
                             2014        $16.604      $18.519        391,701

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.196      $10.229        130,820
                             2006        $10.229      $10.487        204,879
                             2007        $10.487      $10.746        213,778
                             2008        $10.746      $10.213      1,404,977
                             2009        $10.213      $11.610      1,239,977
                             2010        $11.610      $12.293      1,143,680
                             2011        $12.293      $12.954        962,082
                             2012        $12.954      $13.468        788,124
                             2013        $13.468      $12.985        587,576
                             2014        $12.985      $13.502        410,110
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.947      $10.065        159,744
                             2006        $10.065      $10.367        271,059
                             2007        $10.367      $10.712        298,838
                             2008        $10.712      $10.838      2,312,870
                             2009        $10.838      $10.720      1,916,252
                             2010        $10.720      $10.562      1,575,490
                             2011        $10.562      $10.400      1,456,478
                             2012        $10.400      $10.239      1,250,130
                             2013        $10.239      $10.081      1,052,425
                             2014        $10.081      $ 9.926        785,582
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.911      $12.760         74,811
                             2006        $12.760      $14.796        179,382
                             2007        $14.796      $17.049        168,123
                             2008        $17.049      $ 9.406        916,161
                             2009        $ 9.406      $11.688        807,903
                             2010        $11.688      $12.983        685,772
                             2011        $12.983      $10.566        691,059
                             2012        $10.566      $12.521        571,559
                             2013        $12.521      $16.046        450,554
                             2014        $16.046      $14.487        370,578
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.579      $11.844         19,805
                             2006        $11.844      $12.989         24,145
                             2007        $12.989      $15.694         22,364
                             2008        $15.694      $ 9.157        117,641
                             2009        $ 9.157      $11.475        103,531
                             2010        $11.475      $12.564         89,854
                             2011        $12.564      $11.558         85,709
                             2012        $11.558      $11.882         72,991
                             2013        $11.882      $13.741         58,754
                             2014        $13.741      $13.906         30,656
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.610         70,498
                             2013        $ 9.610      $13.226         48,636
                             2014        $13.226      $14.084         36,426
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.284      $10.994         19,954
                             2006        $10.994      $11.479         29,820
                             2007        $11.479      $12.626         28,586
                             2008        $12.626      $ 7.132        125,423
                             2009        $ 7.132      $ 8.476        104,680
                             2010        $ 8.476      $ 9.613         90,374
                             2011        $ 9.613      $ 8.697         82,747
                             2012        $ 8.697      $ 9.980              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.785        56,589
                             2007        $10.785      $11.454        57,114
                             2008        $11.454      $ 7.857       288,185
                             2009        $ 7.857      $ 9.900       241,788
                             2010        $ 9.900      $10.648       206,986
                             2011        $10.648      $10.452       176,338
                             2012        $10.452      $11.691       158,457
                             2013        $11.691      $14.840       130,436
                             2014        $14.840      $15.756        88,838
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $12.020       316,576
                             2012        $12.020      $12.096       290,657
                             2013        $12.096      $11.569       202,678
                             2014        $11.569      $11.831       183,808
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.063      $11.950       100,105
                             2006        $11.950      $13.645       158,421
                             2007        $13.645      $13.771       145,672
                             2008        $13.771      $ 9.191       900,825
                             2009        $ 9.191      $11.230       788,311
                             2010        $11.230      $12.403       688,083
                             2011        $12.403      $11.935       595,214
                             2012        $11.935      $13.436       476,292
                             2013        $13.436      $17.694       331,949
                             2014        $17.694      $19.156       246,664
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.968      $11.584        81,189
                             2006        $11.584      $12.657       103,658
                             2007        $12.657      $13.617        98,214
                             2008        $13.617      $ 9.561       420,218
                             2009        $ 9.561      $12.223       365,382
                             2010        $12.223      $13.691       354,072
                             2011        $13.691      $12.603       317,651
                             2012        $12.603      $13.724       237,613
                             2013        $13.724      $17.358       169,959
                             2014        $17.358      $17.801       134,490
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.091      $12.133        16,935
                             2006        $12.133      $12.534        19,018
                             2007        $12.534      $14.510        12,598
                             2008        $14.510      $ 7.594        49,182
                             2009        $ 7.594      $11.692        81,540
                             2010        $11.692      $14.650        83,826
                             2011        $14.650      $13.073        74,716
                             2012        $13.073      $14.367        43,857
                             2013        $14.367      $19.321        29,770
                             2014        $19.321      $20.485        25,435
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.725      $11.133       107,423
                             2006        $11.133      $12.379       117,460
                             2007        $12.379      $12.352       105,209
                             2008        $12.352      $ 5.849       426,442
                             2009        $ 5.849      $ 8.507       343,201
                             2010        $ 8.507      $ 8.957       319,363
                             2011        $ 8.957      $ 8.519       281,990
                             2012        $ 8.519      $ 9.867       201,378
                             2013        $ 9.867      $12.946       126,948
                             2014        $12.946      $13.560        84,104

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.169      $10.339        48,462
                             2006        $10.339      $10.496        66,783
                             2007        $10.496      $11.057        69,971
                             2008        $11.057      $11.051       541,227
                             2009        $11.051      $10.973       477,547
                             2010        $10.973      $11.331       471,942
                             2011        $11.331      $11.392             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 7.003       153,801
                             2009        $ 7.003      $12.347       149,089
                             2010        $12.347      $15.197       152,251
                             2011        $15.197      $10.123       158,712
                             2012        $10.123      $11.279       100,717
                             2013        $11.279      $12.691        73,848
                             2014        $12.691      $10.982        55,277
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.282      $12.219        87,962
                             2006        $12.219      $13.842       151,773
                             2007        $13.842      $14.604       139,028
                             2008        $14.604      $10.366       628,536
                             2009        $10.366      $13.565       498,879
                             2010        $13.565      $15.407       458,370
                             2011        $15.407      $14.716       389,734
                             2012        $14.716      $16.051       290,229
                             2013        $16.051      $19.881       234,824
                             2014        $19.881      $21.225       182,034
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.959         9,494
                             2006        $10.959      $13.149        38,816
                             2007        $13.149      $12.153        37,931
                             2008        $12.153      $ 7.667       200,043
                             2009        $ 7.667      $ 7.261             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.605      $11.241        45,386
                             2006        $11.241      $12.220        82,978
                             2007        $12.220      $13.267        81,462
                             2008        $13.267      $10.964       387,556
                             2009        $10.964      $13.555       378,329
                             2010        $13.555      $14.429       330,052
                             2011        $14.429      $14.398       275,246
                             2012        $14.398      $16.070       226,957
                             2013        $16.070      $18.954       172,344
                             2014        $18.954      $20.198       136,802
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.296      $11.815        25,972
                             2006        $11.815      $13.733        33,392
                             2007        $13.733      $15.987        35,406
                             2008        $15.987      $15.037             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.470      $12.710        13,973
                             2006        $12.710      $13.654        20,404
                             2007        $13.654      $18.366        22,959
                             2008        $18.366      $10.069       230,987
                             2009        $10.069      $14.475       199,558
                             2010        $14.475      $15.174       172,341
                             2011        $15.174      $13.902       146,080
                             2012        $13.902      $16.952       118,380
                             2013        $16.952      $21.844        70,817
                             2014        $21.844      $23.326        50,625

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.318      $12.359        23,559
                             2006        $12.359      $13.478        29,030
                             2007        $13.478      $14.082        24,547
                             2008        $14.082      $ 8.839       156,723
                             2009        $ 8.839      $10.665       133,212
                             2010        $10.665      $11.441             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.305      $10.523         4,564
                             2006        $10.523      $12.213         9,103
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.402      $10.849        36,017
                             2006        $10.849      $12.578        34,420
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.759       158,197
                             2014        $15.759      $15.908       118,084
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.632      $10.682        40,614
                             2006        $10.682      $11.568        60,294
                             2007        $11.568      $11.563        55,534
                             2008        $11.563      $ 8.121       391,449
                             2009        $ 8.121      $11.611       306,693
                             2010        $11.611      $13.077       294,022
                             2011        $13.077      $13.371       273,293
                             2012        $13.371      $15.063       228,130
                             2013        $15.063      $15.265             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.452      $10.725        34,315
                             2006        $10.725      $11.331        94,816
                             2007        $11.331      $12.384        86,947
                             2008        $12.384      $ 7.683       536,714
                             2009        $ 7.683      $10.521       428,012
                             2010        $10.521      $11.617       388,447
                             2011        $11.617      $11.480       336,778
                             2012        $11.480      $13.187       273,676
                             2013        $13.187      $16.884       204,575
                             2014        $16.884      $18.470       148,779
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.790      $11.369        21,639
                             2006        $11.369      $12.614        29,277
                             2007        $12.614      $13.663        25,201
                             2008        $13.663      $ 8.978        89,673
                             2009        $ 8.978      $11.187        85,026
                             2010        $11.187      $12.212        69,448
                             2011        $12.212      $11.732        62,992
                             2012        $11.732      $13.725        52,324
                             2013        $13.725      $17.801        35,957
                             2014        $17.801      $19.402        26,032
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.926      $10.265        31,832
                             2006        $10.265      $11.413        36,122
                             2007        $11.413      $11.488        32,094
                             2008        $11.488      $ 6.840       145,739
                             2009        $ 6.840      $10.971       134,171
                             2010        $10.971      $14.683       134,012
                             2011        $14.683      $12.939       122,440
                             2012        $12.939      $15.400        83,911
                             2013        $15.400      $21.410        77,443
                             2014        $21.410      $19.499        51,836

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.763      $10.872       104,883
                             2006        $10.872      $11.948       117,350
                             2007        $11.948      $12.225       109,267
                             2008        $12.225      $ 9.349       623,702
                             2009        $ 9.349      $10.836       575,285
                             2010        $10.836      $11.695       513,670
                             2011        $11.695      $11.697       443,345
                             2012        $11.697      $12.774       341,459
                             2013        $12.774      $14.933       288,713
                             2014        $14.933      $15.912       185,627
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.154      $11.692        53,873
                             2006        $11.692      $13.872        73,445
                             2007        $13.872      $14.693        74,283
                             2008        $14.693      $ 9.728       218,888
                             2009        $ 9.728      $11.728       183,765
                             2010        $11.728      $12.841       196,581
                             2011        $12.841      $12.584       179,027
                             2012        $12.584      $14.356       109,358
                             2013        $14.356      $19.164        83,721
                             2014        $19.164      $20.792        58,443
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.707         7,906
                             2006        $11.707      $11.837        19,077
                             2007        $11.837      $12.356        18,524
                             2008        $12.356      $ 6.178        88,007
                             2009        $ 6.178      $ 8.044        77,979
                             2010        $ 8.044      $10.071        77,409
                             2011        $10.071      $ 9.998        78,447
                             2012        $ 9.998      $11.434        69,630
                             2013        $11.434      $15.267        60,472
                             2014        $15.267      $15.861        46,296
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.369      $12.767        59,018
                             2006        $12.767      $14.753        77,552
                             2007        $14.753      $15.406        64,787
                             2008        $15.406      $ 9.050       394,574
                             2009        $ 9.050      $12.416       321,152
                             2010        $12.416      $14.143       280,674
                             2011        $14.143      $12.737       253,922
                             2012        $12.737      $15.166       203,828
                             2013        $15.166      $18.961       154,977
                             2014        $18.961      $19.051       112,800
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.303      $12.209       118,094
                             2006        $12.209      $13.782       172,919
                             2007        $13.782      $13.379       157,590
                             2008        $13.379      $ 8.165       662,016
                             2009        $ 8.165      $11.004       576,312
                             2010        $11.004      $13.331       470,789
                             2011        $13.331      $12.812       400,433
                             2012        $12.812      $14.842       329,397
                             2013        $14.842      $20.548       262,728
                             2014        $20.548      $22.587       196,508

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.363      $10.728         55,574
                             2006        $10.728      $10.793         95,363
                             2007        $10.793      $11.011         95,985
                             2008        $11.011      $10.582        431,280
                             2009        $10.582      $12.047        415,232
                             2010        $12.047      $12.868        419,495
                             2011        $12.868      $13.526        346,787
                             2012        $13.526      $14.760        306,129
                             2013        $14.760      $14.605        250,415
                             2014        $14.605      $15.983        189,665
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.941      $10.057         98,942
                             2006        $10.057      $10.359        124,955
                             2007        $10.359      $10.696        115,296
                             2008        $10.696      $10.767        859,497
                             2009        $10.767      $10.612        907,129
                             2010        $10.612      $10.453        852,225
                             2011        $10.453      $10.297        840,060
                             2012        $10.297      $10.144        627,157
                             2013        $10.144      $ 9.993        504,746
                             2014        $ 9.993      $ 9.838        339,164
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.577      $10.630        145,750
                             2006        $10.630      $10.540        173,089
                             2007        $10.540      $11.484        169,281
                             2008        $11.484      $10.510      1,164,877
                             2009        $10.510      $12.250        983,651
                             2010        $12.250      $13.039        897,156
                             2011        $13.039      $14.336        786,960
                             2012        $14.336      $15.349        687,658
                             2013        $15.349      $13.718        465,157
                             2014        $13.718      $13.923        343,298
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.264      $10.352        212,494
                             2006        $10.352      $10.585        323,894
                             2007        $10.585      $11.333        332,617
                             2008        $11.333      $11.695      1,498,179
                             2009        $11.695      $13.134      1,507,227
                             2010        $13.134      $13.980      1,377,334
                             2011        $13.980      $14.261      1,279,562
                             2012        $14.261      $15.386      1,062,330
                             2013        $15.386      $14.851        772,482
                             2014        $14.851      $15.246        494,725
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.790      $10.914         10,363
                             2006        $10.914      $11.906         20,207
                             2007        $11.906      $11.200         20,359
                             2008        $11.200      $ 7.589         91,560
                             2009        $ 7.589      $ 7.317              0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.208      $10.535         35,411
                             2006        $10.535      $11.552         34,352
                             2007        $11.552      $12.091         29,525
                             2008        $12.091      $10.924              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.470      $10.890        109,546
                             2006        $10.890      $11.722        209,970
                             2007        $11.722      $12.980        192,525
                             2008        $12.980      $ 7.329      1,076,189
                             2009        $ 7.329      $10.230        850,454
                             2010        $10.230      $11.683        736,797
                             2011        $11.683      $11.659        644,527
                             2012        $11.659      $13.533        548,267
                             2013        $13.533      $18.767        405,540
                             2014        $18.767      $20.109        305,885
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.086      $11.318        174,768
                             2006        $11.318      $13.221        259,147
                             2007        $13.221      $13.409        246,409
                             2008        $13.409      $ 8.413      1,608,523
                             2009        $ 8.413      $10.374      1,377,891
                             2010        $10.374      $11.719      1,195,528
                             2011        $11.719      $11.421      1,031,213
                             2012        $11.421      $13.146        823,514
                             2013        $13.146      $16.748        595,171
                             2014        $16.748      $17.659        458,609
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.364      $11.783         17,775
                             2006        $11.783      $12.043         23,083
                             2007        $12.043      $14.424         15,900
                             2008        $14.424      $ 7.193        110,041
                             2009        $ 7.193      $11.694         91,860
                             2010        $11.694      $14.116         75,917
                             2011        $14.116      $13.475         61,271
                             2012        $13.475      $15.130         43,733
                             2013        $15.130      $22.005         33,018
                             2014        $22.005      $22.983         21,144
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.829      $14.747        107,443
                             2006        $14.747      $19.988        138,012
                             2007        $19.988      $16.278        126,834
                             2008        $16.278      $ 9.926        725,507
                             2009        $ 9.926      $12.557        582,988
                             2010        $12.557      $16.013        449,938
                             2011        $16.013      $16.658        391,905
                             2012        $16.658      $18.961        306,501
                             2013        $18.961      $18.994        248,646
                             2014        $18.994      $24.202        174,211
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.083      $15.703         11,194
                             2006        $15.703      $21.566         27,169
                             2007        $21.566      $29.216         23,085
                             2008        $29.216      $10.130        178,770
                             2009        $10.130      $21.260        178,220
                             2010        $21.260      $26.549        152,306
                             2011        $26.549      $19.411        116,500
                             2012        $19.411      $24.805         83,350
                             2013        $24.805      $27.356         66,803
                             2014        $27.356      $26.820         43,893

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.432      $18.565        17,112
                             2006        $18.565      $22.754        22,972
                             2007        $22.754      $32.560        22,014
                             2008        $32.560      $17.269       189,943
                             2009        $17.269      $26.783       172,839
                             2010        $26.783      $34.077       146,787
                             2011        $34.077      $28.030       117,868
                             2012        $28.030      $28.529        92,607
                             2013        $28.529      $31.046        66,782
                             2014        $31.046      $24.725        46,420
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.899      $ 9.766        10,438
                             2006        $ 9.766      $10.447        11,513
                             2007        $10.447      $10.701        10,361
                             2008        $10.701      $ 9.156        83,819
                             2009        $ 9.156      $10.264        84,209
                             2010        $10.264      $10.607        84,068
                             2011        $10.607      $10.206        82,536
                             2012        $10.206      $10.181        57,367
                             2013        $10.181      $10.530        47,261
                             2014        $10.530      $10.256        36,536
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.851      $11.062       101,197
                             2006        $11.062      $12.018       158,362
                             2007        $12.018      $11.791       156,254
                             2008        $11.791      $ 8.023       988,849
                             2009        $ 8.023      $12.232       724,610
                             2010        $12.232      $13.812       624,088
                             2011        $13.812      $13.771       547,554
                             2012        $13.771      $16.007       441,801
                             2013        $16.007      $16.714       360,164
                             2014        $16.714      $16.207       273,843

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.5

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.196      $11.453        1,270
                             2006        $11.453      $13.407        3,612
                             2007        $13.407      $17.571        3,939
                             2008        $17.571      $ 9.463        1,451
                             2009        $ 9.463      $14.032        2,534
                             2010        $14.032      $15.689        2,222
                             2011        $15.689      $15.342        3,606
                             2012        $15.342      $17.797        2,905
                             2013        $17.797      $23.604          164
                             2014        $23.604      $26.350          163
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.079      $11.081        2,176
                             2006        $11.081      $11.438        3,616
                             2007        $11.438      $13.464        3,584
                             2008        $13.464      $ 7.115        3,984
                             2009        $ 7.115      $10.309        2,735
                             2010        $10.309      $11.454        1,403
                             2011        $11.454      $11.185        1,349
                             2012        $11.185      $12.037          711
                             2013        $12.037      $15.940          677
                             2014        $15.940      $17.342          687
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.603      $11.430        3,562
                             2006        $11.430      $12.359        4,250
                             2007        $12.359      $15.963        4,322
                             2008        $15.963      $ 6.523        6,064
                             2009        $ 6.523      $ 9.712        5,339
                             2010        $ 9.712      $11.361        3,617
                             2011        $11.361      $10.219        3,019
                             2012        $10.219      $11.633        1,387
                             2013        $11.633      $15.500          482
                             2014        $15.500      $16.409          387
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.492          588
                             2008        $ 9.492      $ 5.924          305
                             2009        $ 5.924      $ 7.540          282
                             2010        $ 7.540      $ 8.652          249
                             2011        $ 8.652      $ 7.986          168
                             2012        $ 7.986      $ 9.035          166
                             2013        $ 9.035      $11.750          105
                             2014        $11.750      $12.636            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.732        6,894
                             2008        $ 9.732      $ 6.165        6,523
                             2009        $ 6.165      $ 7.552        6,520
                             2010        $ 7.552      $ 8.135        2,348
                             2011        $ 8.135      $ 8.401        1,166
                             2012        $ 8.401      $ 9.631        3,331
                             2013        $ 9.631      $12.545          662
                             2014        $12.545      $13.789          771

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.193      $10.410         3,031
                             2006        $10.410      $10.975         6,107
                             2007        $10.975      $12.437         5,806
                             2008        $12.437      $ 8.700         5,199
                             2009        $ 8.700      $11.023         5,244
                             2010        $11.023      $12.361         5,296
                             2011        $12.361      $11.821         3,146
                             2012        $11.821      $13.055           370
                             2013        $13.055      $14.817           143
                             2014        $14.817      $15.387           202
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.363      $13.043        10,537
                             2006        $13.043      $14.302        12,496
                             2007        $14.302      $16.507         9,971
                             2008        $16.507      $ 9.309         4,954
                             2009        $ 9.309      $12.408         3,200
                             2010        $12.408      $14.277         4,640
                             2011        $14.277      $13.658         6,324
                             2012        $13.658      $15.608         4,824
                             2013        $15.608      $20.112           741
                             2014        $20.112      $22.097           543
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.815      $11.236         4,351
                             2006        $11.236      $13.260         6,752
                             2007        $13.260      $13.212         9,921
                             2008        $13.212      $ 7.435         4,321
                             2009        $ 7.435      $ 9.502         3,038
                             2010        $ 9.502      $10.745         2,994
                             2011        $10.745      $10.643         2,702
                             2012        $10.643      $12.258         4,543
                             2013        $12.258      $15.418         1,858
                             2014        $15.418      $16.458         1,642
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.786      $10.160         9,191
                             2006        $10.160      $10.655         9,936
                             2007        $10.655      $13.278        12,021
                             2008        $13.278      $ 6.884         9,678
                             2009        $ 6.884      $ 8.669         9,810
                             2010        $ 8.669      $10.565         8,102
                             2011        $10.565      $10.393         6,222
                             2012        $10.393      $11.700         5,282
                             2013        $11.700      $15.657         1,433
                             2014        $15.657      $17.103           628
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.643      $10.951        21,913
                             2006        $10.951      $12.440        29,532
                             2007        $12.440      $12.874        29,651
                             2008        $12.874      $ 7.960        30,282
                             2009        $ 7.960      $ 9.893        29,134
                             2010        $ 9.893      $11.169        28,383
                             2011        $11.169      $11.187        24,513
                             2012        $11.187      $12.728        18,781
                             2013        $12.728      $16.521        10,050
                             2014        $16.521      $18.416         5,126

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.192      $10.219         1,813
                             2006        $10.219      $10.472         2,574
                             2007        $10.472      $10.724         2,581
                             2008        $10.724      $10.188         2,010
                             2009        $10.188      $11.575         4,637
                             2010        $11.575      $12.250         4,395
                             2011        $12.250      $12.902         6,556
                             2012        $12.902      $13.407         4,977
                             2013        $13.407      $12.920         1,396
                             2014        $12.920      $13.427         1,460
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.942      $10.055        11,390
                             2006        $10.055      $10.352        14,574
                             2007        $10.352      $10.690        24,720
                             2008        $10.690      $10.811        43,726
                             2009        $10.811      $10.688        14,104
                             2010        $10.688      $10.525        13,961
                             2011        $10.525      $10.358        18,736
                             2012        $10.358      $10.193        11,972
                             2013        $10.193      $10.031         6,333
                             2014        $10.031      $ 9.871         3,502
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.906      $12.748         8,446
                             2006        $12.748      $14.774        12,551
                             2007        $14.774      $17.015        12,485
                             2008        $17.015      $ 9.382         8,236
                             2009        $ 9.382      $11.653         6,384
                             2010        $11.653      $12.938         6,076
                             2011        $12.938      $10.524         2,755
                             2012        $10.524      $12.465         1,710
                             2013        $12.465      $15.966         1,697
                             2014        $15.966      $14.407         1,463
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.574      $11.832             0
                             2006        $11.832      $12.969             0
                             2007        $12.969      $15.663             0
                             2008        $15.663      $ 9.134             0
                             2009        $ 9.134      $11.441             0
                             2010        $11.441      $12.520             0
                             2011        $12.520      $11.511             0
                             2012        $11.511      $11.829             0
                             2013        $11.829      $13.672             0
                             2014        $13.672      $13.829             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.566           248
                             2013        $ 9.566      $13.159           252
                             2014        $13.159      $14.006           256
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.279      $10.983           209
                             2006        $10.983      $11.462           216
                             2007        $11.462      $12.601           220
                             2008        $12.601      $ 7.114           225
                             2009        $ 7.114      $ 8.450           231
                             2010        $ 8.450      $ 9.580           237
                             2011        $ 9.580      $ 8.662           242
                             2012        $ 8.662      $ 9.938             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.782          165
                             2007        $10.782      $11.444          203
                             2008        $11.444      $ 7.846          251
                             2009        $ 7.846      $ 9.881          315
                             2010        $ 9.881      $10.622          371
                             2011        $10.622      $10.422          417
                             2012        $10.422      $11.651          460
                             2013        $11.651      $14.782          247
                             2014        $14.782      $15.687          102
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.972        1,024
                             2012        $11.972      $12.041          454
                             2013        $12.041      $11.511          475
                             2014        $11.511      $11.766          572
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.057      $11.939        4,402
                             2006        $11.939      $13.625        9,234
                             2007        $13.625      $13.744        9,569
                             2008        $13.744      $ 9.168        9,098
                             2009        $ 9.168      $11.196        8,969
                             2010        $11.196      $12.360        9,239
                             2011        $12.360      $11.888        6,319
                             2012        $11.888      $13.375        1,566
                             2013        $13.375      $17.605        1,541
                             2014        $17.605      $19.050        1,090
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.963      $11.572        1,041
                             2006        $11.572      $12.638        1,108
                             2007        $12.638      $13.590          920
                             2008        $13.590      $ 9.537        1,075
                             2009        $ 9.537      $12.186          926
                             2010        $12.186      $13.643          332
                             2011        $13.643      $12.552          167
                             2012        $12.552      $13.662           80
                             2013        $13.662      $17.271           70
                             2014        $17.271      $17.703           99
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.086      $12.121        1,462
                             2006        $12.121      $12.515        1,781
                             2007        $12.515      $14.481        1,813
                             2008        $14.481      $ 7.576        1,756
                             2009        $ 7.576      $11.657          499
                             2010        $11.657      $14.599          449
                             2011        $14.599      $13.021          444
                             2012        $13.021      $14.302          467
                             2013        $14.302      $19.224          471
                             2014        $19.224      $20.372          467
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.720      $11.122        5,172
                             2006        $11.122      $12.361        4,963
                             2007        $12.361      $12.328        4,318
                             2008        $12.328      $ 5.834        3,425
                             2009        $ 5.834      $ 8.481        3,599
                             2010        $ 8.481      $ 8.925        3,534
                             2011        $ 8.925      $ 8.485        3,508
                             2012        $ 8.485      $ 9.823        1,648
                             2013        $ 9.823      $12.881        1,389
                             2014        $12.881      $13.485        1,466

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.164      $10.329          685
                             2006        $10.329      $10.480        1,135
                             2007        $10.480      $11.035        1,119
                             2008        $11.035      $11.023          843
                             2009        $11.023      $10.940        1,365
                             2010        $10.940      $11.291        1,187
                             2011        $11.291      $11.350            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.986        1,128
                             2009        $ 6.986      $12.310        6,429
                             2010        $12.310      $15.143        5,295
                             2011        $15.143      $10.082          715
                             2012        $10.082      $11.228          885
                             2013        $11.228      $12.627          912
                             2014        $12.627      $10.921          944
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.277      $12.207        2,337
                             2006        $12.207      $13.822        4,636
                             2007        $13.822      $14.575        4,792
                             2008        $14.575      $10.340        4,374
                             2009        $10.340      $13.525        4,396
                             2010        $13.525      $15.353        4,114
                             2011        $15.353      $14.657        2,631
                             2012        $14.657      $15.979        1,735
                             2013        $15.979      $19.781        1,695
                             2014        $19.781      $21.107          871
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.955            0
                             2006        $10.955      $13.138          604
                             2007        $13.138      $12.136          608
                             2008        $12.136      $ 7.653          586
                             2009        $ 7.653      $ 7.247            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.600      $11.230        2,045
                             2006        $11.230      $12.202        2,158
                             2007        $12.202      $13.241        2,222
                             2008        $13.241      $10.937        2,250
                             2009        $10.937      $13.515        1,146
                             2010        $13.515      $14.378        1,367
                             2011        $14.378      $14.341        1,304
                             2012        $14.341      $15.998        1,179
                             2013        $15.998      $18.859          922
                             2014        $18.859      $20.086          793
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.291      $11.804          886
                             2006        $11.804      $13.713        3,402
                             2007        $13.713      $15.955        3,524
                             2008        $15.955      $15.004            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.464      $12.698          665
                             2006        $12.698      $13.634          714
                             2007        $13.634      $18.330        3,211
                             2008        $18.330      $10.044        2,385
                             2009        $10.044      $14.431        2,765
                             2010        $14.431      $15.121        2,484
                             2011        $15.121      $13.846          546
                             2012        $13.846      $16.875          555
                             2013        $16.875      $21.734           43
                             2014        $21.734      $23.197           42

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.313      $12.347         2,379
                             2006        $12.347      $13.458         2,427
                             2007        $13.458      $14.054         2,403
                             2008        $14.054      $ 8.817         2,506
                             2009        $ 8.817      $10.633         2,476
                             2010        $10.633      $11.405             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.300      $10.513           416
                             2006        $10.513      $12.195           447
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.397      $10.839         4,728
                             2006        $10.839      $12.559         5,236
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.680           824
                             2014        $15.680      $15.820           892
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.627      $10.672         2,734
                             2006        $10.672      $11.551         4,681
                             2007        $11.551      $11.540         4,704
                             2008        $11.540      $ 8.101         4,474
                             2009        $ 8.101      $11.576         4,246
                             2010        $11.576      $13.031         3,410
                             2011        $13.031      $13.317         2,210
                             2012        $13.317      $14.995           811
                             2013        $14.995      $15.191             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.447      $10.715         5,459
                             2006        $10.715      $11.314         9,544
                             2007        $11.314      $12.360         9,418
                             2008        $12.360      $ 7.664         9,419
                             2009        $ 7.664      $10.490         8,673
                             2010        $10.490      $11.577         8,503
                             2011        $11.577      $11.434         8,023
                             2012        $11.434      $13.127         7,874
                             2013        $13.127      $16.800         4,805
                             2014        $16.800      $18.368         2,072
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.785      $11.358         9,902
                             2006        $11.358      $12.595        13,667
                             2007        $12.595      $13.636        13,140
                             2008        $13.636      $ 8.956        13,378
                             2009        $ 8.956      $11.153        13,385
                             2010        $11.153      $12.169        13,469
                             2011        $12.169      $11.685        13,072
                             2012        $11.685      $13.663        12,676
                             2013        $13.663      $17.711         6,784
                             2014        $17.711      $19.295         2,347
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.922      $10.255         1,523
                             2006        $10.255      $11.396         2,717
                             2007        $11.396      $11.465         2,720
                             2008        $11.465      $ 6.823         2,725
                             2009        $ 6.823      $10.938         2,109
                             2010        $10.938      $14.631         2,791
                             2011        $14.631      $12.887           600
                             2012        $12.887      $15.330           510
                             2013        $15.330      $21.303           519
                             2014        $21.303      $19.391           528

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.758      $10.862         3,475
                             2006        $10.862      $11.931         5,222
                             2007        $11.931      $12.201         5,062
                             2008        $12.201      $ 9.326         4,770
                             2009        $ 9.326      $10.803         4,825
                             2010        $10.803      $11.654         4,780
                             2011        $11.654      $11.650         4,450
                             2012        $11.650      $12.717         3,205
                             2013        $12.717      $14.858         3,125
                             2014        $14.858      $15.824         1,323
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.149      $11.681         7,154
                             2006        $11.681      $13.851         8,948
                             2007        $13.851      $14.663         8,784
                             2008        $14.663      $ 9.704         9,143
                             2009        $ 9.704      $11.693         8,141
                             2010        $11.693      $12.796         7,216
                             2011        $12.796      $12.533         6,958
                             2012        $12.533      $14.291         6,091
                             2013        $14.291      $19.068         3,260
                             2014        $19.068      $20.677         1,138
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.703             0
                             2006        $11.703      $11.827             0
                             2007        $11.827      $12.339             0
                             2008        $12.339      $ 6.166             0
                             2009        $ 6.166      $ 8.025             0
                             2010        $ 8.025      $10.042             0
                             2011        $10.042      $ 9.964             0
                             2012        $ 9.964      $11.389             0
                             2013        $11.389      $15.200             0
                             2014        $15.200      $15.783             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.364      $12.755         2,870
                             2006        $12.755      $14.731         7,163
                             2007        $14.731      $15.375         3,123
                             2008        $15.375      $ 9.027         3,331
                             2009        $ 9.027      $12.379         4,783
                             2010        $12.379      $14.094         3,646
                             2011        $14.094      $12.686         2,263
                             2012        $12.686      $15.098           521
                             2013        $15.098      $18.866           349
                             2014        $18.866      $18.946           263
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.297      $12.197         8,705
                             2006        $12.197      $13.762        15,524
                             2007        $13.762      $13.352        11,484
                             2008        $13.352      $ 8.145         9,143
                             2009        $ 8.145      $10.971         8,844
                             2010        $10.971      $13.285         6,130
                             2011        $13.285      $12.761         3,889
                             2012        $12.761      $14.775         2,318
                             2013        $14.775      $20.445         1,860
                             2014        $20.445      $22.462         1,001

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.358      $10.717        10,445
                             2006        $10.717      $10.777        11,266
                             2007        $10.777      $10.989        14,106
                             2008        $10.989      $10.556         7,305
                             2009        $10.556      $12.010         9,057
                             2010        $12.010      $12.823         8,626
                             2011        $12.823      $13.472         5,774
                             2012        $13.472      $14.694         3,860
                             2013        $14.694      $14.531           556
                             2014        $14.531      $15.894           556
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.936      $10.048         5,385
                             2006        $10.048      $10.344         5,938
                             2007        $10.344      $10.674        11,799
                             2008        $10.674      $10.740        24,378
                             2009        $10.740      $10.580         3,856
                             2010        $10.580      $10.416         5,760
                             2011        $10.416      $10.256        10,555
                             2012        $10.256      $10.098         4,027
                             2013        $10.098      $ 9.942         1,213
                             2014        $ 9.942      $ 9.784         1,296
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.572      $10.620        17,716
                             2006        $10.620      $10.524        17,533
                             2007        $10.524      $11.461        15,700
                             2008        $11.461      $10.484         8,145
                             2009        $10.484      $12.214         6,038
                             2010        $12.214      $12.993         8,816
                             2011        $12.993      $14.278         7,585
                             2012        $14.278      $15.279         4,240
                             2013        $15.279      $13.649         2,472
                             2014        $13.649      $13.846         2,305
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.259      $10.342        10,630
                             2006        $10.342      $10.569        11,430
                             2007        $10.569      $11.311        11,285
                             2008        $11.311      $11.666        25,263
                             2009        $11.666      $13.095         9,397
                             2010        $13.095      $13.931        11,881
                             2011        $13.931      $14.204         9,287
                             2012        $14.204      $15.317         1,656
                             2013        $15.317      $14.776         1,363
                             2014        $14.776      $15.162         1,346
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.787      $10.905            12
                             2006        $10.905      $11.890            12
                             2007        $11.890      $11.180            11
                             2008        $11.180      $ 7.571            11
                             2009        $ 7.571      $ 7.298             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.203      $10.525         6,275
                             2006        $10.525      $11.535         6,179
                             2007        $11.535      $12.067         5,573
                             2008        $12.067      $10.902             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.466      $10.879         2,330
                             2006        $10.879      $11.705         4,918
                             2007        $11.705      $12.955         8,050
                             2008        $12.955      $ 7.310         4,615
                             2009        $ 7.310      $10.200         4,010
                             2010        $10.200      $11.642         4,241
                             2011        $11.642      $11.612         3,964
                             2012        $11.612      $13.472         4,689
                             2013        $13.472      $18.672         2,779
                             2014        $18.672      $19.998         2,691
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.080      $11.307         4,851
                             2006        $11.307      $13.201        10,150
                             2007        $13.201      $13.382        11,201
                             2008        $13.382      $ 8.392         8,945
                             2009        $ 8.392      $10.343         6,071
                             2010        $10.343      $11.678         5,118
                             2011        $11.678      $11.375         4,944
                             2012        $11.375      $13.086         5,519
                             2013        $13.086      $16.664         2,825
                             2014        $16.664      $17.562         2,682
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.359      $11.772         1,285
                             2006        $11.772      $12.025         1,271
                             2007        $12.025      $14.395         1,169
                             2008        $14.395      $ 7.175         1,025
                             2009        $ 7.175      $11.659           527
                             2010        $11.659      $14.067           500
                             2011        $14.067      $13.421           423
                             2012        $13.421      $15.062           426
                             2013        $15.062      $21.894           442
                             2014        $21.894      $22.856           399
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.823      $14.732        11,129
                             2006        $14.732      $19.958        19,390
                             2007        $19.958      $16.245        16,845
                             2008        $16.245      $ 9.902        15,577
                             2009        $ 9.902      $12.519        20,591
                             2010        $12.519      $15.957        18,386
                             2011        $15.957      $16.591        12,038
                             2012        $16.591      $18.875        13,352
                             2013        $18.875      $18.898         5,811
                             2014        $18.898      $24.069         1,993
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.078      $15.688           704
                             2006        $15.688      $21.534         4,213
                             2007        $21.534      $29.158         4,308
                             2008        $29.158      $10.105         1,093
                             2009        $10.105      $21.197         8,608
                             2010        $21.197      $26.456         7,532
                             2011        $26.456      $19.333         2,854
                             2012        $19.333      $24.693         2,871
                             2013        $24.693      $27.219           242
                             2014        $27.219      $26.672           245

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.426      $18.547           928
                             2006        $18.547      $22.721         6,430
                             2007        $22.721      $32.495         3,981
                             2008        $32.495      $17.226         1,212
                             2009        $17.226      $26.703         5,075
                             2010        $26.703      $33.958         4,558
                             2011        $33.958      $27.918         3,001
                             2012        $27.918      $28.400         2,516
                             2013        $28.400      $30.890            67
                             2014        $30.890      $24.589            66
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.895      $ 9.756             0
                             2006        $ 9.756      $10.432            42
                             2007        $10.432      $10.680            42
                             2008        $10.680      $ 9.133            42
                             2009        $ 9.133      $10.233         1,236
                             2010        $10.233      $10.570         1,079
                             2011        $10.570      $10.165            42
                             2012        $10.165      $10.135            42
                             2013        $10.135      $10.477            42
                             2014        $10.477      $10.199            42
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.846      $11.051        10,603
                             2006        $11.051      $12.000        11,830
                             2007        $12.000      $11.768        11,402
                             2008        $11.768      $ 8.003         8,850
                             2009        $ 8.003      $12.195         9,986
                             2010        $12.195      $13.763         6,058
                             2011        $13.763      $13.716         2,638
                             2012        $13.716      $15.935         1,449
                             2013        $15.935      $16.630         1,163
                             2014        $16.630      $16.117         1,150

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.55

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.191      $11.442         1,303
                             2006        $11.442      $13.387         6,872
                             2007        $13.387      $17.536        11,082
                             2008        $17.536      $ 9.440         9,458
                             2009        $ 9.440      $13.990         8,707
                             2010        $13.990      $15.634        10,888
                             2011        $15.634      $15.280         6,658
                             2012        $15.280      $17.716         5,031
                             2013        $17.716      $23.486         2,324
                             2014        $23.486      $26.204           859
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.075      $11.070         7,187
                             2006        $11.070      $11.421        19,477
                             2007        $11.421      $13.437        14,496
                             2008        $13.437      $ 7.097         8,803
                             2009        $ 7.097      $10.278         7,458
                             2010        $10.278      $11.413         7,203
                             2011        $11.413      $11.140         5,355
                             2012        $11.140      $11.983         4,400
                             2013        $11.983      $15.860         2,371
                             2014        $15.860      $17.246         1,636
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.598      $11.418        18,835
                             2006        $11.418      $12.341        29,405
                             2007        $12.341      $15.932        26,346
                             2008        $15.932      $ 6.507        35,873
                             2009        $ 6.507      $ 9.683        31,390
                             2010        $ 9.683      $11.322        27,433
                             2011        $11.322      $10.178        21,605
                             2012        $10.178      $11.581        18,409
                             2013        $11.581      $15.422        14,431
                             2014        $15.422      $16.318        10,446
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.489           219
                             2008        $ 9.489      $ 5.919           378
                             2009        $ 5.919      $ 7.530           377
                             2010        $ 7.530      $ 8.636           378
                             2011        $ 8.636      $ 7.967           384
                             2012        $ 7.967      $ 9.009           378
                             2013        $ 9.009      $11.710           371
                             2014        $11.710      $12.587             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.728        19,221
                             2008        $ 9.728      $ 6.159        16,635
                             2009        $ 6.159      $ 7.542         6,887
                             2010        $ 7.542      $ 8.120         3,634
                             2011        $ 8.120      $ 8.381           773
                             2012        $ 8.381      $ 9.603           508
                             2013        $ 9.603      $12.502         4,769
                             2014        $12.502      $13.736         5,041

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.188      $10.400        11,616
                             2006        $10.400      $10.958        22,682
                             2007        $10.958      $12.412        21,330
                             2008        $12.412      $ 8.678        20,942
                             2009        $ 8.678      $10.990        18,934
                             2010        $10.990      $12.318        17,526
                             2011        $12.318      $11.774        16,362
                             2012        $11.774      $12.996         7,875
                             2013        $12.996      $14.742         7,641
                             2014        $14.742      $15.302         7,353
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.358      $13.031        34,790
                             2006        $13.031      $14.281        59,884
                             2007        $14.281      $16.475        64,736
                             2008        $16.475      $ 9.285        65,487
                             2009        $ 9.285      $12.371        53,073
                             2010        $12.371      $14.227        48,319
                             2011        $14.227      $13.603        42,718
                             2012        $13.603      $15.537        31,673
                             2013        $15.537      $20.011        27,300
                             2014        $20.011      $21.974        21,176
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.810      $11.225        19,113
                             2006        $11.225      $13.240        32,735
                             2007        $13.240      $13.186        32,979
                             2008        $13.186      $ 7.416        30,949
                             2009        $ 7.416      $ 9.473        26,085
                             2010        $ 9.473      $10.707        22,621
                             2011        $10.707      $10.600        16,014
                             2012        $10.600      $12.202        11,194
                             2013        $12.202      $15.341         9,077
                             2014        $15.341      $16.367         5,764
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.782      $10.150        15,133
                             2006        $10.150      $10.639        12,757
                             2007        $10.639      $13.252        11,610
                             2008        $13.252      $ 6.867        10,570
                             2009        $ 6.867      $ 8.643        10,071
                             2010        $ 8.643      $10.528         9,925
                             2011        $10.528      $10.352         6,377
                             2012        $10.352      $11.647         5,167
                             2013        $11.647      $15.579         5,198
                             2014        $15.579      $17.009         4,230
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.639      $10.940        38,956
                             2006        $10.940      $12.421        47,101
                             2007        $12.421      $12.848        43,484
                             2008        $12.848      $ 7.940        42,371
                             2009        $ 7.940      $ 9.863        36,934
                             2010        $ 9.863      $11.130        34,051
                             2011        $11.130      $11.142        29,685
                             2012        $11.142      $12.670        25,855
                             2013        $12.670      $16.438        24,186
                             2014        $16.438      $18.315        18,113

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.187      $10.209        27,560
                             2006        $10.209      $10.457        57,716
                             2007        $10.457      $10.703        57,722
                             2008        $10.703      $10.162        35,678
                             2009        $10.162      $11.541        37,258
                             2010        $11.541      $12.207        30,421
                             2011        $12.207      $12.851        24,861
                             2012        $12.851      $13.346        21,970
                             2013        $13.346      $12.855        21,909
                             2014        $12.855      $13.353        17,983
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.938      $10.045        74,632
                             2006        $10.045      $10.337       192,128
                             2007        $10.337      $10.669        73,953
                             2008        $10.669      $10.784        77,363
                             2009        $10.784      $10.656        72,336
                             2010        $10.656      $10.488        50,233
                             2011        $10.488      $10.316        36,764
                             2012        $10.316      $10.147        36,780
                             2013        $10.147      $ 9.980        28,910
                             2014        $ 9.980      $ 9.817        23,105
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.901      $12.735        18,182
                             2006        $12.735      $14.752        45,465
                             2007        $14.752      $16.981        41,994
                             2008        $16.981      $ 9.359        43,333
                             2009        $ 9.359      $11.618        32,470
                             2010        $11.618      $12.892        27,336
                             2011        $12.892      $10.481        23,625
                             2012        $10.481      $12.409        17,930
                             2013        $12.409      $15.885        14,581
                             2014        $15.885      $14.327        13,642
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.570      $11.821           311
                             2006        $11.821      $12.950         4,899
                             2007        $12.950      $15.632         6,302
                             2008        $15.632      $ 9.111         6,275
                             2009        $ 9.111      $11.407         3,533
                             2010        $11.407      $12.476         1,827
                             2011        $12.476      $11.465         3,454
                             2012        $11.465      $11.775         1,722
                             2013        $11.775      $13.603         1,413
                             2014        $13.603      $13.752           367
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.523         2,968
                             2013        $ 9.523      $13.093         2,893
                             2014        $13.093      $13.929         2,671
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.274      $10.972         4,105
                             2006        $10.972      $11.445         7,474
                             2007        $11.445      $12.576         6,485
                             2008        $12.576      $ 7.096         6,375
                             2009        $ 7.096      $ 8.425         6,393
                             2010        $ 8.425      $ 9.546         3,787
                             2011        $ 9.546      $ 8.627         3,163
                             2012        $ 8.627      $ 9.896             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.778        18,935
                             2007        $10.778      $11.434        18,263
                             2008        $11.434      $ 7.835        16,203
                             2009        $ 7.835      $ 9.863        11,850
                             2010        $ 9.863      $10.597         8,819
                             2011        $10.597      $10.392         6,433
                             2012        $10.392      $11.611         4,085
                             2013        $11.611      $14.724         7,148
                             2014        $14.724      $15.618         6,120
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.924        12,836
                             2012        $11.924      $11.987         9,994
                             2013        $11.987      $11.453         8,223
                             2014        $11.453      $11.701         7,235
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.052      $11.927        35,211
                             2006        $11.927      $13.605        46,567
                             2007        $13.605      $13.717        55,485
                             2008        $13.717      $ 9.145        38,892
                             2009        $ 9.145      $11.162        33,373
                             2010        $11.162      $12.317        28,542
                             2011        $12.317      $11.840        21,525
                             2012        $11.840      $13.315        16,542
                             2013        $13.315      $17.517        15,755
                             2014        $17.517      $18.945        13,030
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.958      $11.561        14,852
                             2006        $11.561      $12.620        21,955
                             2007        $12.620      $13.563        20,268
                             2008        $13.563      $ 9.513        14,214
                             2009        $ 9.513      $12.149        10,312
                             2010        $12.149      $13.595         8,908
                             2011        $13.595      $12.502         7,861
                             2012        $12.502      $13.601         8,205
                             2013        $13.601      $17.184         7,009
                             2014        $17.184      $17.605         5,777
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.081      $12.110         1,749
                             2006        $12.110      $12.497         2,402
                             2007        $12.497      $14.453         2,920
                             2008        $14.453      $ 7.557         2,567
                             2009        $ 7.557      $11.622         1,874
                             2010        $11.622      $14.548         1,405
                             2011        $14.548      $12.969         1,363
                             2012        $12.969      $14.237         1,393
                             2013        $14.237      $19.128         1,328
                             2014        $19.128      $20.259           727
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.715      $11.111        22,138
                             2006        $11.111      $12.343        25,503
                             2007        $12.343      $12.303        24,207
                             2008        $12.303      $ 5.820        24,257
                             2009        $ 5.820      $ 8.456        21,057
                             2010        $ 8.456      $ 8.894        28,948
                             2011        $ 8.894      $ 8.451        24,885
                             2012        $ 8.451      $ 9.778        19,880
                             2013        $ 9.778      $12.817        17,215
                             2014        $12.817      $13.410        12,849

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.159      $10.319        11,040
                             2006        $10.319      $10.465        18,003
                             2007        $10.465      $11.013        17,045
                             2008        $11.013      $10.996        11,905
                             2009        $10.996      $10.907        17,014
                             2010        $10.907      $11.251        15,723
                             2011        $11.251      $11.309             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.969         9,836
                             2009        $ 6.969      $12.273         9,959
                             2010        $12.273      $15.090         8,870
                             2011        $15.090      $10.042         8,075
                             2012        $10.042      $11.178         4,087
                             2013        $11.178      $12.563         3,554
                             2014        $12.563      $10.861         3,785
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.271      $12.195        25,761
                             2006        $12.195      $13.801        38,409
                             2007        $13.801      $14.546        42,000
                             2008        $14.546      $10.315        35,961
                             2009        $10.315      $13.484        32,156
                             2010        $13.484      $15.299        29,120
                             2011        $15.299      $14.599        24,143
                             2012        $14.599      $15.907        16,131
                             2013        $15.907      $19.682        10,842
                             2014        $19.682      $20.991         8,394
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.951         4,643
                             2006        $10.951      $13.127        16,354
                             2007        $13.127      $12.120        20,721
                             2008        $12.120      $ 7.638        16,750
                             2009        $ 7.638      $ 7.232             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.595      $11.219        12,870
                             2006        $11.219      $12.184        13,649
                             2007        $12.184      $13.215        12,653
                             2008        $13.215      $10.909         8,151
                             2009        $10.909      $13.474         8,186
                             2010        $13.474      $14.328         7,425
                             2011        $14.328      $14.283         7,094
                             2012        $14.283      $15.926         4,627
                             2013        $15.926      $18.765         4,419
                             2014        $18.765      $19.975         2,757
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.286      $11.792         5,668
                             2006        $11.792      $13.693         7,470
                             2007        $13.693      $15.924        10,339
                             2008        $15.924      $14.972             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.459      $12.686         2,014
                             2006        $12.686      $13.614         5,844
                             2007        $13.614      $18.293         6,890
                             2008        $18.293      $10.019         8,371
                             2009        $10.019      $14.388         9,450
                             2010        $14.388      $15.068         8,530
                             2011        $15.068      $13.791         6,428
                             2012        $13.791      $16.799         4,556
                             2013        $16.799      $21.625         2,374
                             2014        $21.625      $23.069         1,660

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.307      $12.335         1,544
                             2006        $12.335      $13.439         1,462
                             2007        $13.439      $14.026         1,384
                             2008        $14.026      $ 8.795         1,493
                             2009        $ 8.795      $10.601         1,534
                             2010        $10.601      $11.369             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.296      $10.503         2,460
                             2006        $10.503      $12.177           763
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.392      $10.828        14,773
                             2006        $10.828      $12.541        15,598
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.601         4,104
                             2014        $15.601      $15.733         3,319
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.622      $10.662        13,496
                             2006        $10.662      $11.534        17,658
                             2007        $11.534      $11.518        13,948
                             2008        $11.518      $ 8.081        10,026
                             2009        $ 8.081      $11.541         5,131
                             2010        $11.541      $12.985         3,669
                             2011        $12.985      $13.264         4,313
                             2012        $13.264      $14.927         3,954
                             2013        $14.927      $15.118             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.442      $10.705        16,256
                             2006        $10.705      $11.298        32,341
                             2007        $11.298      $12.335        31,186
                             2008        $12.335      $ 7.645        30,795
                             2009        $ 7.645      $10.458        27,446
                             2010        $10.458      $11.536        23,915
                             2011        $11.536      $11.388        18,788
                             2012        $11.388      $13.068        15,332
                             2013        $13.068      $16.715        11,548
                             2014        $16.715      $18.267         8,744
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.780      $11.347        15,204
                             2006        $11.347      $12.577        13,926
                             2007        $12.577      $13.609        11,547
                             2008        $13.609      $ 8.934        10,227
                             2009        $ 8.934      $11.120        13,056
                             2010        $11.120      $12.126        11,818
                             2011        $12.126      $11.638         5,664
                             2012        $11.638      $13.601         4,991
                             2013        $13.601      $17.622         7,505
                             2014        $17.622      $19.188         7,123
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.917      $10.245        16,617
                             2006        $10.245      $11.379        23,687
                             2007        $11.379      $11.442        23,385
                             2008        $11.442      $ 6.806        20,087
                             2009        $ 6.806      $10.905        11,919
                             2010        $10.905      $14.580        10,453
                             2011        $14.580      $12.835         8,816
                             2012        $12.835      $15.261         7,898
                             2013        $15.261      $21.196         6,865
                             2014        $21.196      $19.283         4,436

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.753      $10.851        33,933
                             2006        $10.851      $11.913        34,252
                             2007        $11.913      $12.177        29,763
                             2008        $12.177      $ 9.303        21,515
                             2009        $ 9.303      $10.771        19,773
                             2010        $10.771      $11.613        19,510
                             2011        $11.613      $11.603        18,210
                             2012        $11.603      $12.659        19,144
                             2013        $12.659      $14.783        18,262
                             2014        $14.783      $15.737        14,829
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.144      $11.669         5,600
                             2006        $11.669      $13.831         9,205
                             2007        $13.831      $14.634         9,903
                             2008        $14.634      $ 9.680         8,466
                             2009        $ 9.680      $11.658        12,118
                             2010        $11.658      $12.752        10,643
                             2011        $12.752      $12.483         4,095
                             2012        $12.483      $14.226         2,968
                             2013        $14.226      $18.972         5,809
                             2014        $18.972      $20.563         4,735
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.699        12,836
                             2006        $11.699      $11.817        22,088
                             2007        $11.817      $12.323        21,162
                             2008        $12.323      $ 6.155        20,131
                             2009        $ 6.155      $ 8.006         7,650
                             2010        $ 8.006      $10.013         7,270
                             2011        $10.013      $ 9.930         6,529
                             2012        $ 9.930      $11.345         6,339
                             2013        $11.345      $15.133         6,106
                             2014        $15.133      $15.705         2,500
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.359      $12.743        23,017
                             2006        $12.743      $14.709        29,712
                             2007        $14.709      $15.345        30,070
                             2008        $15.345      $ 9.005        24,869
                             2009        $ 9.005      $12.342        22,676
                             2010        $12.342      $14.044        19,962
                             2011        $14.044      $12.635        15,382
                             2012        $12.635      $15.029        13,393
                             2013        $15.029      $18.771        10,082
                             2014        $18.771      $18.841         4,646
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.292      $12.185        38,099
                             2006        $12.185      $13.742        53,251
                             2007        $13.742      $13.326        52,122
                             2008        $13.326      $ 8.125        52,425
                             2009        $ 8.125      $10.938        43,733
                             2010        $10.938      $13.238        40,693
                             2011        $13.238      $12.710        30,783
                             2012        $12.710      $14.708        26,286
                             2013        $14.708      $20.342        25,800
                             2014        $20.342      $22.338        20,100

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.353      $10.707        34,317
                             2006        $10.707      $10.761        51,188
                             2007        $10.761      $10.967        48,356
                             2008        $10.967      $10.529        37,586
                             2009        $10.529      $11.974        25,730
                             2010        $11.974      $12.778        23,419
                             2011        $12.778      $13.418        17,780
                             2012        $13.418      $14.627        14,610
                             2013        $14.627      $14.458        12,580
                             2014        $14.458      $15.806         9,580
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.931      $10.038        26,647
                             2006        $10.038      $10.329        31,447
                             2007        $10.329      $10.653        20,612
                             2008        $10.653      $10.714        42,945
                             2009        $10.714      $10.549        48,841
                             2010        $10.549      $10.380        25,708
                             2011        $10.380      $10.215        33,719
                             2012        $10.215      $10.052        22,239
                             2013        $10.052      $ 9.892        21,617
                             2014        $ 9.892      $ 9.730        18,302
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.567      $10.610        34,286
                             2006        $10.610      $10.509        51,726
                             2007        $10.509      $11.439        47,504
                             2008        $11.439      $10.458        39,083
                             2009        $10.458      $12.177        33,968
                             2010        $12.177      $12.948        31,981
                             2011        $12.948      $14.221        30,147
                             2012        $14.221      $15.210        30,004
                             2013        $15.210      $13.580        20,478
                             2014        $13.580      $13.769        14,971
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.254      $10.332        64,239
                             2006        $10.332      $10.554       101,181
                             2007        $10.554      $11.288        84,207
                             2008        $11.288      $11.637        62,363
                             2009        $11.637      $13.056        65,308
                             2010        $13.056      $13.883        50,300
                             2011        $13.883      $14.147        42,409
                             2012        $14.147      $15.248        35,411
                             2013        $15.248      $14.702        31,251
                             2014        $14.702      $15.078        24,532
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.783      $10.896         3,177
                             2006        $10.896      $11.874         5,784
                             2007        $11.874      $11.159         3,124
                             2008        $11.159      $ 7.553         1,365
                             2009        $ 7.553      $ 7.280             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.198      $10.515        19,288
                             2006        $10.515      $11.518        15,921
                             2007        $11.518      $12.043        13,662
                             2008        $12.043      $10.881             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.461      $10.869        50,707
                             2006        $10.869      $11.687        76,862
                             2007        $11.687      $12.929        72,925
                             2008        $12.929      $ 7.292        74,654
                             2009        $ 7.292      $10.169        59,737
                             2010        $10.169      $11.602        46,634
                             2011        $11.602      $11.566        38,347
                             2012        $11.566      $13.411        32,316
                             2013        $13.411      $18.578        26,164
                             2014        $18.578      $19.887        16,428
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.075      $11.296        65,614
                             2006        $11.296      $13.182        88,872
                             2007        $13.182      $13.356        88,547
                             2008        $13.356      $ 8.371        68,009
                             2009        $ 8.371      $10.312        71,822
                             2010        $10.312      $11.637        51,473
                             2011        $11.637      $11.329        48,481
                             2012        $11.329      $13.027        34,514
                             2013        $13.027      $16.580        28,662
                             2014        $16.580      $17.465        21,157
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.354      $11.760        10,581
                             2006        $11.760      $12.008        11,949
                             2007        $12.008      $14.367         8,554
                             2008        $14.367      $ 7.157         7,482
                             2009        $ 7.157      $11.624           636
                             2010        $11.624      $14.018         6,069
                             2011        $14.018      $13.368         4,647
                             2012        $13.368      $14.994         3,540
                             2013        $14.994      $21.784         3,135
                             2014        $21.784      $22.729         2,928
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.817      $14.718        53,066
                             2006        $14.718      $19.929        42,908
                             2007        $19.929      $16.213        32,802
                             2008        $16.213      $ 9.877        25,850
                             2009        $ 9.877      $12.482        22,263
                             2010        $12.482      $15.901        22,389
                             2011        $15.901      $16.524        19,157
                             2012        $16.524      $18.790        14,594
                             2013        $18.790      $18.804        12,415
                             2014        $18.804      $23.935         8,655
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.072      $15.673         4,907
                             2006        $15.673      $21.503        17,362
                             2007        $21.503      $29.100        18,313
                             2008        $29.100      $10.079        17,741
                             2009        $10.079      $21.133        16,198
                             2010        $21.133      $26.363        17,967
                             2011        $26.363      $19.255        12,845
                             2012        $19.255      $24.582        11,146
                             2013        $24.582      $27.082        10,376
                             2014        $27.082      $26.525         7,503

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.421      $18.529        12,647
                             2006        $18.529      $22.687         7,618
                             2007        $22.687      $32.431         7,630
                             2008        $32.431      $17.183         8,198
                             2009        $17.183      $26.623         5,620
                             2010        $26.623      $33.839         5,796
                             2011        $33.839      $27.806         5,399
                             2012        $27.806      $28.272         4,230
                             2013        $28.272      $30.735         2,868
                             2014        $30.735      $24.453         2,389
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.890      $ 9.747           941
                             2006        $ 9.747      $10.416         1,477
                             2007        $10.416      $10.659         1,525
                             2008        $10.659      $ 9.110         1,265
                             2009        $ 9.110      $10.202         1,085
                             2010        $10.202      $10.533         2,057
                             2011        $10.533      $10.124         1,670
                             2012        $10.124      $10.089         1,752
                             2013        $10.089      $10.424         1,919
                             2014        $10.424      $10.143         1,545
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.841      $11.041        31,570
                             2006        $11.041      $11.982        62,665
                             2007        $11.982      $11.745        57,126
                             2008        $11.745      $ 7.983        49,954
                             2009        $ 7.983      $12.158        39,807
                             2010        $12.158      $13.715        40,372
                             2011        $13.715      $13.661        28,400
                             2012        $13.661      $15.863        21,504
                             2013        $15.863      $16.547        18,759
                             2014        $16.547      $16.028        15,952

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.181      $11.420             0
                             2006        $11.420      $13.348             0
                             2007        $13.348      $17.466             0
                             2008        $17.466      $ 9.393        32,517
                             2009        $ 9.393      $13.906        22,452
                             2010        $13.906      $15.525        29,196
                             2011        $15.525      $15.158        23,513
                             2012        $15.158      $17.556        20,206
                             2013        $17.556      $23.250        18,088
                             2014        $23.250      $25.915         7,818
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.065      $11.048             0
                             2006        $11.048      $11.388             0
                             2007        $11.388      $13.384             0
                             2008        $13.384      $ 7.062        64,904
                             2009        $ 7.062      $10.217        49,698
                             2010        $10.217      $11.333        42,857
                             2011        $11.333      $11.051        39,726
                             2012        $11.051      $11.875        21,924
                             2013        $11.875      $15.701        11,897
                             2014        $15.701      $17.055        10,366
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.589      $11.396             0
                             2006        $11.396      $12.304             0
                             2007        $12.304      $15.868             0
                             2008        $15.868      $ 6.474       113,138
                             2009        $ 6.474      $ 9.625       106,835
                             2010        $ 9.625      $11.242        92,270
                             2011        $11.242      $10.097        70,244
                             2012        $10.097      $11.476        56,056
                             2013        $11.476      $15.267        39,334
                             2014        $15.267      $16.138        30,604
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.482             0
                             2008        $ 9.482      $ 5.909        20,287
                             2009        $ 5.909      $ 7.510        18,145
                             2010        $ 7.510      $ 8.603        17,536
                             2011        $ 8.603      $ 7.929        11,586
                             2012        $ 7.929      $ 8.957        10,903
                             2013        $ 8.957      $11.631        10,671
                             2014        $11.631      $12.490             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.722             0
                             2008        $ 9.722      $ 6.149         6,335
                             2009        $ 6.149      $ 7.521         7,613
                             2010        $ 7.521      $ 8.089         6,102
                             2011        $ 8.089      $ 8.342         3,539
                             2012        $ 8.342      $ 9.548         2,722
                             2013        $ 9.548      $12.418         1,991
                             2014        $12.418      $13.629        12,116

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.179      $10.379           719
                             2006        $10.379      $10.926           288
                             2007        $10.926      $12.363           256
                             2008        $12.363      $ 8.635        19,374
                             2009        $ 8.635      $10.924        19,610
                             2010        $10.924      $12.232        21,404
                             2011        $12.232      $11.680        17,255
                             2012        $11.680      $12.879        16,332
                             2013        $12.879      $14.594        15,567
                             2014        $14.594      $15.133         9,836
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.347      $13.005           982
                             2006        $13.005      $14.239         2,052
                             2007        $14.239      $16.409         5,684
                             2008        $16.409      $ 9.239       244,175
                             2009        $ 9.239      $12.297       197,992
                             2010        $12.297      $14.127       193,856
                             2011        $14.127      $13.494       163,474
                             2012        $13.494      $15.397       136,469
                             2013        $15.397      $19.810        91,752
                             2014        $19.810      $21.732        55,356
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.800      $11.203         3,528
                             2006        $11.203      $13.201         3,115
                             2007        $13.201      $13.134         3,120
                             2008        $13.134      $ 7.379       212,525
                             2009        $ 7.379      $ 9.417       176,246
                             2010        $ 9.417      $10.632       166,421
                             2011        $10.632      $10.515       132,778
                             2012        $10.515      $12.092       104,701
                             2013        $12.092      $15.187        80,078
                             2014        $15.187      $16.186        60,727
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.772      $10.130             0
                             2006        $10.130      $10.608             0
                             2007        $10.608      $13.199             0
                             2008        $13.199      $ 6.833        49,050
                             2009        $ 6.833      $ 8.591        43,558
                             2010        $ 8.591      $10.455        41,586
                             2011        $10.455      $10.269        37,333
                             2012        $10.269      $11.542        26,432
                             2013        $11.542      $15.422        14,063
                             2014        $15.422      $16.821        10,381
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.629      $10.919         5,180
                             2006        $10.919      $12.385         2,743
                             2007        $12.385      $12.797         2,714
                             2008        $12.797      $ 7.901       314,943
                             2009        $ 7.901      $ 9.804       289,768
                             2010        $ 9.804      $11.052       266,880
                             2011        $11.052      $11.052       229,370
                             2012        $11.052      $12.556       204,634
                             2013        $12.556      $16.273       163,917
                             2014        $16.273      $18.112       108,656

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.178      $10.189         3,154
                             2006        $10.189      $10.426         3,242
                             2007        $10.426      $10.661         7,173
                             2008        $10.661      $10.112       241,772
                             2009        $10.112      $11.471       249,244
                             2010        $11.471      $12.121       233,054
                             2011        $12.121      $12.748       153,417
                             2012        $12.748      $13.226       351,936
                             2013        $13.226      $12.726       127,436
                             2014        $12.726      $13.206        98,071
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.928      $10.026        17,889
                             2006        $10.026      $10.306        18,959
                             2007        $10.306      $10.627        18,613
                             2008        $10.627      $10.730       361,507
                             2009        $10.730      $10.592       330,590
                             2010        $10.592      $10.414       345,093
                             2011        $10.414      $10.234       271,025
                             2012        $10.234      $10.055       248,158
                             2013        $10.055      $ 9.880       223,808
                             2014        $ 9.880      $ 9.708       163,995
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.891      $12.711           473
                             2006        $12.711      $14.709             0
                             2007        $14.709      $16.914             0
                             2008        $16.914      $ 9.312       203,194
                             2009        $ 9.312      $11.548       184,028
                             2010        $11.548      $12.802       167,026
                             2011        $12.802      $10.397       170,700
                             2012        $10.397      $12.297       144,551
                             2013        $12.297      $15.726       107,359
                             2014        $15.726      $14.169        89,816
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.560      $11.798             0
                             2006        $11.798      $12.912             0
                             2007        $12.912      $15.570             0
                             2008        $15.570      $ 9.066        19,063
                             2009        $ 9.066      $11.338        17,744
                             2010        $11.338      $12.389        16,761
                             2011        $12.389      $11.373        16,594
                             2012        $11.373      $11.669        11,384
                             2013        $11.669      $13.466        10,162
                             2014        $13.466      $13.601         6,353
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.437         6,175
                             2013        $ 9.437      $12.962         4,767
                             2014        $12.962      $13.775         3,431
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.265      $10.951             0
                             2006        $10.951      $11.412             0
                             2007        $11.412      $12.526             0
                             2008        $12.526      $ 7.061        29,899
                             2009        $ 7.061      $ 8.375        28,233
                             2010        $ 8.375      $ 9.479        23,835
                             2011        $ 9.479      $ 8.558        20,110
                             2012        $ 8.558      $ 9.814             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.770             0
                             2007        $10.770      $11.415             0
                             2008        $11.415      $ 7.814        53,384
                             2009        $ 7.814      $ 9.826        45,910
                             2010        $ 9.826      $10.547        42,510
                             2011        $10.547      $10.332        38,329
                             2012        $10.332      $11.533        31,918
                             2013        $11.533      $14.610        24,560
                             2014        $14.610      $15.480        19,787
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.829        34,192
                             2012        $11.829      $11.879        30,285
                             2013        $11.879      $11.338        23,247
                             2014        $11.338      $11.572        22,373
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.042      $11.904             0
                             2006        $11.904      $13.564             0
                             2007        $13.564      $13.662             0
                             2008        $13.662      $ 9.099       269,341
                             2009        $ 9.099      $11.095       222,943
                             2010        $11.095      $12.230       209,080
                             2011        $12.230      $11.745       190,188
                             2012        $11.745      $13.195       165,996
                             2013        $13.195      $17.341       116,844
                             2014        $17.341      $18.736        86,664
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.948      $11.539         1,673
                             2006        $11.539      $12.583         1,625
                             2007        $12.583      $13.509             0
                             2008        $13.509      $ 9.466       119,689
                             2009        $ 9.466      $12.077        92,925
                             2010        $12.077      $13.500        86,699
                             2011        $13.500      $12.402        83,648
                             2012        $12.402      $13.478        78,512
                             2013        $13.478      $17.011        51,898
                             2014        $17.011      $17.411        26,029
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.071      $12.086             0
                             2006        $12.086      $12.460             0
                             2007        $12.460      $14.395             0
                             2008        $14.395      $ 7.519        26,289
                             2009        $ 7.519      $11.552        21,261
                             2010        $11.552      $14.446        21,016
                             2011        $14.446      $12.865        23,963
                             2012        $12.865      $14.109        22,185
                             2013        $14.109      $18.936        15,116
                             2014        $18.936      $20.035        10,134
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.705      $11.090             0
                             2006        $11.090      $12.306             0
                             2007        $12.306      $12.255             0
                             2008        $12.255      $ 5.791        68,752
                             2009        $ 5.791      $ 8.405        53,501
                             2010        $ 8.405      $ 8.832        53,025
                             2011        $ 8.832      $ 8.383        42,814
                             2012        $ 8.383      $ 9.690        32,632
                             2013        $ 9.690      $12.688        22,628
                             2014        $12.688      $13.262        11,534

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.150      $10.299         1,140
                             2006        $10.299      $10.434           301
                             2007        $10.434      $10.970         4,197
                             2008        $10.970      $10.941        40,231
                             2009        $10.941      $10.842        44,663
                             2010        $10.842      $11.172        43,750
                             2011        $11.172      $11.226             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.934        41,584
                             2009        $ 6.934      $12.199        47,953
                             2010        $12.199      $14.985        51,585
                             2011        $14.985      $ 9.962        47,273
                             2012        $ 9.962      $11.077        34,411
                             2013        $11.077      $12.437        18,513
                             2014        $12.437      $10.741        12,717
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.261      $12.171         7,195
                             2006        $12.171      $13.760         7,069
                             2007        $13.760      $14.488         3,814
                             2008        $14.488      $10.263       136,183
                             2009        $10.263      $13.403       117,027
                             2010        $13.403      $15.192       114,662
                             2011        $15.192      $14.482       102,207
                             2012        $14.482      $15.763        79,777
                             2013        $15.763      $19.484        58,257
                             2014        $19.484      $20.759        44,511
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.944             0
                             2006        $10.944      $13.104             0
                             2007        $13.104      $12.087             0
                             2008        $12.087      $ 7.610        45,713
                             2009        $ 7.610      $ 7.203             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.586      $11.198           284
                             2006        $11.198      $12.148           259
                             2007        $12.148      $13.162           240
                             2008        $13.162      $10.855        47,871
                             2009        $10.855      $13.393        50,643
                             2010        $13.393      $14.228        47,831
                             2011        $14.228      $14.169        47,149
                             2012        $14.169      $15.782        25,256
                             2013        $15.782      $18.576        20,438
                             2014        $18.576      $19.755        20,396
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.275      $11.769             0
                             2006        $11.769      $13.652             0
                             2007        $13.652      $15.861             0
                             2008        $15.861      $14.907             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.448      $12.661             0
                             2006        $12.661      $13.574             0
                             2007        $13.574      $18.221             0
                             2008        $18.221      $ 9.969        37,101
                             2009        $ 9.969      $14.302        26,786
                             2010        $14.302      $14.962        22,004
                             2011        $14.962      $13.680        21,433
                             2012        $13.680      $16.647        19,353
                             2013        $16.647      $21.408        13,307
                             2014        $21.408      $22.814         8,512

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.297      $12.311         1,568
                             2006        $12.311      $13.399         1,526
                             2007        $13.399      $13.970         1,452
                             2008        $13.970      $ 8.751        28,477
                             2009        $ 8.751      $10.537        25,376
                             2010        $10.537      $11.297             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.286      $10.482             0
                             2006        $10.482      $12.141             0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.383      $10.807             0
                             2006        $10.807      $12.504             0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.445        26,625
                             2014        $15.445      $15.559        25,068
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.612      $10.641         2,966
                             2006        $10.641      $11.500         2,800
                             2007        $11.500      $11.472         2,786
                             2008        $11.472      $ 8.040        51,340
                             2009        $ 8.040      $11.472        42,595
                             2010        $11.472      $12.894        47,419
                             2011        $12.894      $13.158        38,851
                             2012        $13.158      $14.792        36,430
                             2013        $14.792      $14.972             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.433      $10.684           799
                             2006        $10.684      $11.264           912
                             2007        $11.264      $12.286           908
                             2008        $12.286      $ 7.607       145,460
                             2009        $ 7.607      $10.396       118,836
                             2010        $10.396      $11.455       109,172
                             2011        $11.455      $11.297        94,117
                             2012        $11.297      $12.950        82,369
                             2013        $12.950      $16.548        63,056
                             2014        $16.548      $18.065        41,179
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.770      $11.325         1,516
                             2006        $11.325      $12.540         1,729
                             2007        $12.540      $13.555         1,721
                             2008        $13.555      $ 8.889        19,437
                             2009        $ 8.889      $11.053        16,994
                             2010        $11.053      $12.041        18,853
                             2011        $12.041      $11.545        12,704
                             2012        $11.545      $13.478         8,839
                             2013        $13.478      $17.446         5,369
                             2014        $17.446      $18.976         4,933
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.908      $10.225             0
                             2006        $10.225      $11.345             0
                             2007        $11.345      $11.397             0
                             2008        $11.397      $ 6.772        33,473
                             2009        $ 6.772      $10.840        29,122
                             2010        $10.840      $14.478        26,541
                             2011        $14.478      $12.732        23,878
                             2012        $12.732      $15.123        20,157
                             2013        $15.123      $20.983        11,392
                             2014        $20.983      $19.071         6,916

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.743      $10.830         1,086
                             2006        $10.830      $11.878         1,170
                             2007        $11.878      $12.128         1,162
                             2008        $12.128      $ 9.256       134,563
                             2009        $ 9.256      $10.706       125,107
                             2010        $10.706      $11.532       120,723
                             2011        $11.532      $11.510        73,746
                             2012        $11.510      $12.545        55,434
                             2013        $12.545      $14.635        35,650
                             2014        $14.635      $15.563        27,219
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.134      $11.647           734
                             2006        $11.647      $13.790           838
                             2007        $13.790      $14.576           834
                             2008        $14.576      $ 9.632        34,512
                             2009        $ 9.632      $11.588        25,428
                             2010        $11.588      $12.662        23,947
                             2011        $12.662      $12.383        16,913
                             2012        $12.383      $14.098        10,831
                             2013        $14.098      $18.782         6,149
                             2014        $18.782      $20.336         5,638
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.691             0
                             2006        $11.691      $11.797             0
                             2007        $11.797      $12.289             0
                             2008        $12.289      $ 6.132        32,223
                             2009        $ 6.132      $ 7.968        30,458
                             2010        $ 7.968      $ 9.955        32,693
                             2011        $ 9.955      $ 9.863        29,826
                             2012        $ 9.863      $11.257        26,266
                             2013        $11.257      $15.000        21,145
                             2014        $15.000      $15.551        10,244
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.348      $12.718           417
                             2006        $12.718      $14.666           406
                             2007        $14.666      $15.284           393
                             2008        $15.284      $ 8.960       164,589
                             2009        $ 8.960      $12.268       131,705
                             2010        $12.268      $13.946       127,950
                             2011        $13.946      $12.534       114,768
                             2012        $12.534      $14.894        56,169
                             2013        $14.894      $18.583        40,726
                             2014        $18.583      $18.633        22,695
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.282      $12.162           742
                             2006        $12.162      $13.701           434
                             2007        $13.701      $13.273           453
                             2008        $13.273      $ 8.084       299,590
                             2009        $ 8.084      $10.872       248,792
                             2010        $10.872      $13.145       221,830
                             2011        $13.145      $12.608       235,673
                             2012        $12.608      $14.575       119,448
                             2013        $14.575      $20.138        79,995
                             2014        $20.138      $22.092        59,119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.343      $10.686         4,873
                             2006        $10.686      $10.730         3,016
                             2007        $10.730      $10.924         2,941
                             2008        $10.924      $10.477       115,862
                             2009        $10.477      $11.903       108,436
                             2010        $11.903      $12.688       111,801
                             2011        $12.688      $13.310       106,187
                             2012        $13.310      $14.495        88,426
                             2013        $14.495      $14.313        69,217
                             2014        $14.313      $15.632        43,059
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.922      $10.019         1,269
                             2006        $10.019      $10.298           883
                             2007        $10.298      $10.611           865
                             2008        $10.611      $10.660       184,450
                             2009        $10.660      $10.485       191,412
                             2010        $10.485      $10.307       174,771
                             2011        $10.307      $10.133       159,907
                             2012        $10.133      $ 9.961       144,890
                             2013        $ 9.961      $ 9.793       373,732
                             2014        $ 9.793      $ 9.623        74,033
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.557      $10.589         5,143
                             2006        $10.589      $10.478         3,657
                             2007        $10.478      $11.393         7,110
                             2008        $11.393      $10.406       221,441
                             2009        $10.406      $12.104       187,838
                             2010        $12.104      $12.857       171,279
                             2011        $12.857      $14.107       141,145
                             2012        $14.107      $15.073       121,203
                             2013        $15.073      $13.444       109,484
                             2014        $13.444      $13.617        83,941
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.245      $10.312         5,393
                             2006        $10.312      $10.522         5,018
                             2007        $10.522      $11.244         8,475
                             2008        $11.244      $11.579       431,766
                             2009        $11.579      $12.977       475,997
                             2010        $12.977      $13.785       402,031
                             2011        $13.785      $14.034       349,028
                             2012        $14.034      $15.110       283,603
                             2013        $15.110      $14.554       177,175
                             2014        $14.554      $14.911       133,606
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.776      $10.877             0
                             2006        $10.877      $11.842             0
                             2007        $11.842      $11.117             0
                             2008        $11.117      $ 7.517        60,579
                             2009        $ 7.517      $ 7.243             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.187      $10.494           462
                             2006        $10.494      $11.484             0
                             2007        $11.484      $11.995             0
                             2008        $11.995      $10.837             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.451      $10.848             0
                             2006        $10.848      $11.653             0
                             2007        $11.653      $12.878             0
                             2008        $12.878      $ 7.256       297,848
                             2009        $ 7.256      $10.108       226,097
                             2010        $10.108      $11.520       203,662
                             2011        $11.520      $11.473       175,198
                             2012        $11.473      $13.290       158,013
                             2013        $13.290      $18.392       114,730
                             2014        $18.392      $19.668        80,667
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.065      $11.274         6,445
                             2006        $11.274      $13.143         6,281
                             2007        $13.143      $13.303         6,360
                             2008        $13.303      $ 8.330       469,594
                             2009        $ 8.330      $10.250       406,692
                             2010        $10.250      $11.556       373,229
                             2011        $11.556      $11.238       363,917
                             2012        $11.238      $12.910       259,516
                             2013        $12.910      $16.414       193,399
                             2014        $16.414      $17.272       126,407
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.345      $11.737             0
                             2006        $11.737      $11.972             0
                             2007        $11.972      $14.310             0
                             2008        $14.310      $ 7.121        27,920
                             2009        $ 7.121      $11.554        21,092
                             2010        $11.554      $13.919        18,965
                             2011        $13.919      $13.260        14,589
                             2012        $13.260      $14.859         9,314
                             2013        $14.859      $21.566         8,944
                             2014        $21.566      $22.478         4,790
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.805      $14.690        11,022
                             2006        $14.690      $19.870         9,270
                             2007        $19.870      $16.149         4,718
                             2008        $16.149      $ 9.828       165,032
                             2009        $ 9.828      $12.407       139,134
                             2010        $12.407      $15.789       121,311
                             2011        $15.789      $16.392       112,671
                             2012        $16.392      $18.620        89,357
                             2013        $18.620      $18.615        70,954
                             2014        $18.615      $23.671        36,963
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.061      $15.642             0
                             2006        $15.642      $21.439             0
                             2007        $21.439      $28.985             0
                             2008        $28.985      $10.029        38,919
                             2009        $10.029      $21.006        28,022
                             2010        $21.006      $26.179        23,635
                             2011        $26.179      $19.101        22,136
                             2012        $19.101      $24.360        14,009
                             2013        $24.360      $26.811        11,250
                             2014        $26.811      $26.232         6,430

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.409      $18.493             0
                             2006        $18.493      $22.621             0
                             2007        $22.621      $32.302             0
                             2008        $32.302      $17.097        35,193
                             2009        $17.097      $26.463        31,574
                             2010        $26.463      $33.602        20,755
                             2011        $33.602      $27.583        18,145
                             2012        $27.583      $28.017        14,700
                             2013        $28.017      $30.426         9,498
                             2014        $30.426      $24.183         6,305
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.881      $ 9.728             0
                             2006        $ 9.728      $10.386             0
                             2007        $10.386      $10.617             0
                             2008        $10.617      $ 9.065        22,322
                             2009        $ 9.065      $10.141        13,392
                             2010        $10.141      $10.459        13,355
                             2011        $10.459      $10.043        10,374
                             2012        $10.043      $ 9.998        10,502
                             2013        $ 9.998      $10.319         9,081
                             2014        $10.319      $10.031         7,719
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.831      $11.019        12,655
                             2006        $11.019      $11.947        11,088
                             2007        $11.947      $11.698         6,042
                             2008        $11.698      $ 7.944       197,482
                             2009        $ 7.944      $12.085       154,618
                             2010        $12.085      $13.619       138,393
                             2011        $13.619      $13.551       108,833
                             2012        $13.551      $15.720        92,192
                             2013        $15.720      $16.381        75,251
                             2014        $16.381      $15.851        55,204

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.177      $11.409             0
                             2006        $11.409      $13.328           507
                             2007        $13.328      $17.432           624
                             2008        $17.432      $ 9.369        12,250
                             2009        $ 9.369      $13.864         8,797
                             2010        $13.864      $15.470         4,945
                             2011        $15.470      $15.097         2,846
                             2012        $15.097      $17.477         2,301
                             2013        $17.477      $23.133         1,926
                             2014        $23.133      $25.772         1,300
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.061      $11.038           249
                             2006        $11.038      $11.371           328
                             2007        $11.371      $13.357           424
                             2008        $13.357      $ 7.044        20,165
                             2009        $ 7.044      $10.186        15,504
                             2010        $10.186      $11.294        14,306
                             2011        $11.294      $11.006        13,568
                             2012        $11.006      $11.821        12,190
                             2013        $11.821      $15.622        10,963
                             2014        $15.622      $16.961        10,450
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.584      $11.385        10,090
                             2006        $11.385      $12.286        10,435
                             2007        $12.286      $15.837         8,540
                             2008        $15.837      $ 6.458        30,915
                             2009        $ 6.458      $ 9.596        15,709
                             2010        $ 9.596      $11.203        14,156
                             2011        $11.203      $10.056        12,397
                             2012        $10.056      $11.424         6,470
                             2013        $11.424      $15.191         4,773
                             2014        $15.191      $16.048         3,896
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.479         5,426
                             2008        $ 9.479      $ 5.904         8,461
                             2009        $ 5.904      $ 7.499         6,476
                             2010        $ 7.499      $ 8.587         6,522
                             2011        $ 8.587      $ 7.910         7,429
                             2012        $ 7.910      $ 8.931         7,479
                             2013        $ 8.931      $11.592         2,349
                             2014        $11.592      $12.442             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.718             0
                             2008        $ 9.718      $ 6.144         8,585
                             2009        $ 6.144      $ 7.511         4,311
                             2010        $ 7.511      $ 8.074         3,403
                             2011        $ 8.074      $ 8.322         4,149
                             2012        $ 8.322      $ 9.520         3,911
                             2013        $ 9.520      $12.375         2,511
                             2014        $12.375      $13.576         2,540

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.174      $10.369         3,094
                             2006        $10.369      $10.910         3,248
                             2007        $10.910      $12.338         3,122
                             2008        $12.338      $ 8.614        15,530
                             2009        $ 8.614      $10.891        13,118
                             2010        $10.891      $12.189         8,427
                             2011        $12.189      $11.633         8,191
                             2012        $11.633      $12.821        10,063
                             2013        $12.821      $14.521         7,851
                             2014        $14.521      $15.049         6,124
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.342      $12.993        15,699
                             2006        $12.993      $14.218        15,968
                             2007        $14.218      $16.377        15,223
                             2008        $16.377      $ 9.216       102,855
                             2009        $ 9.216      $12.260        81,493
                             2010        $12.260      $14.077        53,895
                             2011        $14.077      $13.440        45,208
                             2012        $13.440      $15.327        37,230
                             2013        $15.327      $19.710        24,831
                             2014        $19.710      $21.611        23,735
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.795      $11.192        32,085
                             2006        $11.192      $13.182        22,922
                             2007        $13.182      $13.108        22,754
                             2008        $13.108      $ 7.361       102,049
                             2009        $ 7.361      $ 9.388        75,431
                             2010        $ 9.388      $10.595        78,583
                             2011        $10.595      $10.473        57,292
                             2012        $10.473      $12.038        60,518
                             2013        $12.038      $15.111        52,689
                             2014        $15.111      $16.097        45,304
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.768      $10.120         1,379
                             2006        $10.120      $10.592         1,425
                             2007        $10.592      $13.173         1,183
                             2008        $13.173      $ 6.816        71,379
                             2009        $ 6.816      $ 8.565        57,607
                             2010        $ 8.565      $10.418        58,821
                             2011        $10.418      $10.228        39,731
                             2012        $10.228      $11.490        48,616
                             2013        $11.490      $15.345        38,482
                             2014        $15.345      $16.728        42,969
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.624      $10.908        32,026
                             2006        $10.908      $12.366        33,411
                             2007        $12.366      $12.772        33,537
                             2008        $12.772      $ 7.881       225,131
                             2009        $ 7.881      $ 9.775       188,699
                             2010        $ 9.775      $11.013       186,215
                             2011        $11.013      $11.008       112,062
                             2012        $11.008      $12.499        96,761
                             2013        $12.499      $16.191       101,931
                             2014        $16.191      $18.012        85,546

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.173      $10.180        25,284
                             2006        $10.180      $10.410        18,592
                             2007        $10.410      $10.639        17,276
                             2008        $10.639      $10.086       138,607
                             2009        $10.086      $11.437       109,299
                             2010        $11.437      $12.079        73,245
                             2011        $12.079      $12.697        52,851
                             2012        $12.697      $13.166        43,691
                             2013        $13.166      $12.662        32,645
                             2014        $12.662      $13.132        22,768
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.924      $10.016        25,659
                             2006        $10.016      $10.291        23,204
                             2007        $10.291      $10.606        22,503
                             2008        $10.606      $10.703       280,115
                             2009        $10.703      $10.560       204,879
                             2010        $10.560      $10.378       115,332
                             2011        $10.378      $10.193       105,038
                             2012        $10.193      $10.010        93,580
                             2013        $10.010      $ 9.830        99,838
                             2014        $ 9.830      $ 9.654        58,641
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.886      $12.698         1,411
                             2006        $12.698      $14.687         4,357
                             2007        $14.687      $16.880         3,215
                             2008        $16.880      $ 9.289        71,734
                             2009        $ 9.289      $11.514        59,741
                             2010        $11.514      $12.757        48,418
                             2011        $12.757      $10.355        44,346
                             2012        $10.355      $12.241        53,374
                             2013        $12.241      $15.647        46,559
                             2014        $15.647      $14.090        44,726
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.555      $11.787        11,664
                             2006        $11.787      $12.893        11,663
                             2007        $12.893      $15.539        11,661
                             2008        $15.539      $ 9.043        13,735
                             2009        $ 9.043      $11.304        13,289
                             2010        $11.304      $12.345        12,260
                             2011        $12.345      $11.328        12,101
                             2012        $11.328      $11.616        11,965
                             2013        $11.616      $13.399         1,459
                             2014        $13.399      $13.525           864
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.394         5,393
                             2013        $ 9.394      $12.897         3,297
                             2014        $12.897      $13.699         3,048
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.260      $10.940         2,311
                             2006        $10.940      $11.395         5,077
                             2007        $11.395      $12.501         4,934
                             2008        $12.501      $ 7.043        14,356
                             2009        $ 7.043      $ 8.349        12,418
                             2010        $ 8.349      $ 9.446         6,468
                             2011        $ 9.446      $ 8.523         6,151
                             2012        $ 8.523      $ 9.773             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.767         2,840
                             2007        $10.767      $11.405         1,721
                             2008        $11.405      $ 7.804        23,452
                             2009        $ 7.804      $ 9.807        16,715
                             2010        $ 9.807      $10.522        14,055
                             2011        $10.522      $10.302        12,208
                             2012        $10.302      $11.494        11,510
                             2013        $11.494      $14.553         8,377
                             2014        $14.553      $15.412         8,069
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.781        12,345
                             2012        $11.781      $11.825         7,815
                             2013        $11.825      $11.281         9,571
                             2014        $11.281      $11.508         7,672
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.037      $11.892         1,007
                             2006        $11.892      $13.544         2,680
                             2007        $13.544      $13.635         2,368
                             2008        $13.635      $ 9.076        41,700
                             2009        $ 9.076      $11.062        31,070
                             2010        $11.062      $12.187        27,922
                             2011        $12.187      $11.698        24,168
                             2012        $11.698      $13.135        22,503
                             2013        $13.135      $17.254        19,862
                             2014        $17.254      $18.632        12,486
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.943      $11.528        16,495
                             2006        $11.528      $12.564        16,850
                             2007        $12.564      $13.482        15,594
                             2008        $13.482      $ 9.442        35,385
                             2009        $ 9.442      $12.040        23,028
                             2010        $12.040      $13.453        21,748
                             2011        $13.453      $12.352        22,611
                             2012        $12.352      $13.417        17,790
                             2013        $13.417      $16.926        16,032
                             2014        $16.926      $17.314        14,497
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.066      $12.075             0
                             2006        $12.075      $12.441             0
                             2007        $12.441      $14.367             0
                             2008        $14.367      $ 7.500         5,141
                             2009        $ 7.500      $11.517        10,158
                             2010        $11.517      $14.395         7,082
                             2011        $14.395      $12.813         6,034
                             2012        $12.813      $14.045         6,076
                             2013        $14.045      $18.840         4,784
                             2014        $18.840      $19.924         3,162
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.701      $11.079        23,974
                             2006        $11.079      $12.288        14,556
                             2007        $12.288      $12.230        15,042
                             2008        $12.230      $ 5.776        28,022
                             2009        $ 5.776      $ 8.380        17,395
                             2010        $ 8.380      $ 8.801        15,645
                             2011        $ 8.801      $ 8.349        12,474
                             2012        $ 8.349      $ 9.646         7,102
                             2013        $ 9.646      $12.624         6,070
                             2014        $12.624      $13.188         4,517

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.145      $10.289         7,972
                             2006        $10.289      $10.419         8,509
                             2007        $10.419      $10.948         8,280
                             2008        $10.948      $10.914        24,600
                             2009        $10.914      $10.809        15,906
                             2010        $10.809      $11.133        41,188
                             2011        $11.133      $11.184             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.916         7,352
                             2009        $ 6.916      $12.163         7,507
                             2010        $12.163      $14.932         5,973
                             2011        $14.932      $ 9.922         5,705
                             2012        $ 9.922      $11.027         6,067
                             2013        $11.027      $12.375         3,622
                             2014        $12.375      $10.681         1,555
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.256      $12.159        13,532
                             2006        $12.159      $13.740        13,930
                             2007        $13.740      $14.459        13,978
                             2008        $14.459      $10.238        42,657
                             2009        $10.238      $13.363        30,080
                             2010        $13.363      $15.139        24,624
                             2011        $15.139      $14.424        21,913
                             2012        $14.424      $15.692        16,678
                             2013        $15.692      $19.386        14,698
                             2014        $19.386      $20.644         8,246
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.940             0
                             2006        $10.940      $13.093           347
                             2007        $13.093      $12.071           108
                             2008        $12.071      $ 7.596        19,904
                             2009        $ 7.596      $ 7.188             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.581      $11.187         5,924
                             2006        $11.187      $12.130         5,949
                             2007        $12.130      $13.136         5,806
                             2008        $13.136      $10.828        22,471
                             2009        $10.828      $13.353        19,202
                             2010        $13.353      $14.178        20,105
                             2011        $14.178      $14.112        18,228
                             2012        $14.112      $15.711        10,712
                             2013        $15.711      $18.483         8,198
                             2014        $18.483      $19.646         6,363
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.270      $11.758           110
                             2006        $11.758      $13.632             0
                             2007        $13.632      $15.829             0
                             2008        $15.829      $14.875             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.443      $12.649         8,440
                             2006        $12.649      $13.554         5,285
                             2007        $13.554      $18.185         4,166
                             2008        $18.185      $ 9.944        14,716
                             2009        $ 9.944      $14.259        12,938
                             2010        $14.259      $14.910        10,052
                             2011        $14.910      $13.625         8,840
                             2012        $13.625      $16.572         7,253
                             2013        $16.572      $21.300         5,800
                             2014        $21.300      $22.688         3,321

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.292      $12.299           415
                             2006        $12.299      $13.379           402
                             2007        $13.379      $13.943           411
                             2008        $13.943      $ 8.729        10,922
                             2009        $ 8.729      $10.506         5,256
                             2010        $10.506      $11.261             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.281      $10.472         4,277
                             2006        $10.472      $12.123         4,275
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.378      $10.797             0
                             2006        $10.797      $12.485             0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.367         4,159
                             2014        $15.367      $15.473         4,685
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.608      $10.631            60
                             2006        $10.631      $11.483            94
                             2007        $11.483      $11.449            70
                             2008        $11.449      $ 8.020        27,280
                             2009        $ 8.020      $11.438        18,164
                             2010        $11.438      $12.849        12,581
                             2011        $12.849      $13.105        10,973
                             2012        $13.105      $14.725         5,772
                             2013        $14.725      $14.899             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.428      $10.673             0
                             2006        $10.673      $11.248         1,405
                             2007        $11.248      $12.262         1,398
                             2008        $12.262      $ 7.588        22,364
                             2009        $ 7.588      $10.365        18,949
                             2010        $10.365      $11.415        15,205
                             2011        $11.415      $11.251        12,320
                             2012        $11.251      $12.892        10,941
                             2013        $12.892      $16.464        10,784
                             2014        $16.464      $17.965         6,946
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.765      $11.314             0
                             2006        $11.314      $12.521             0
                             2007        $12.521      $13.528             0
                             2008        $13.528      $ 8.867         5,345
                             2009        $ 8.867      $11.020         3,217
                             2010        $11.020      $11.999         1,719
                             2011        $11.999      $11.498         3,714
                             2012        $11.498      $13.417         3,388
                             2013        $13.417      $17.358         3,108
                             2014        $17.358      $18.871         2,607
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.903      $10.215           545
                             2006        $10.215      $11.329           724
                             2007        $11.329      $11.374           760
                             2008        $11.374      $ 6.755        10,509
                             2009        $ 6.755      $10.807        13,125
                             2010        $10.807      $14.427         9,230
                             2011        $14.427      $12.681         8,946
                             2012        $12.681      $15.055         7,889
                             2013        $15.055      $20.877         4,629
                             2014        $20.877      $18.965         3,804

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.739      $10.820           530
                             2006        $10.820      $11.861           527
                             2007        $11.861      $12.104           528
                             2008        $12.104      $ 9.233        26,900
                             2009        $ 9.233      $10.674        20,112
                             2010        $10.674      $11.492        13,332
                             2011        $11.492      $11.464        13,081
                             2012        $11.464      $12.488        11,293
                             2013        $12.488      $14.561         9,152
                             2014        $14.561      $15.477         7,803
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.128      $11.635             0
                             2006        $11.635      $13.770           661
                             2007        $13.770      $14.547           661
                             2008        $14.547      $ 9.608         4,507
                             2009        $ 9.608      $11.553         3,502
                             2010        $11.553      $12.618         2,399
                             2011        $12.618      $12.333         2,554
                             2012        $12.333      $14.034         2,402
                             2013        $14.034      $18.688         2,381
                             2014        $18.688      $20.223         1,921
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.687             0
                             2006        $11.687      $11.787             0
                             2007        $11.787      $12.272             0
                             2008        $12.272      $ 6.120         7,593
                             2009        $ 6.120      $ 7.949         8,703
                             2010        $ 7.949      $ 9.927         6,348
                             2011        $ 9.927      $ 9.830         7,146
                             2012        $ 9.830      $11.213         5,665
                             2013        $11.213      $14.934         3,682
                             2014        $14.934      $15.475         4,374
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.343      $12.706         3,266
                             2006        $12.706      $14.644         2,777
                             2007        $14.644      $15.254         2,087
                             2008        $15.254      $ 8.938        64,672
                             2009        $ 8.938      $12.231        44,368
                             2010        $12.231      $13.897        41,921
                             2011        $13.897      $12.483        32,097
                             2012        $12.483      $14.826        36,198
                             2013        $14.826      $18.489        32,092
                             2014        $18.489      $18.530        30,546
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.277      $12.150        15,083
                             2006        $12.150      $13.681        12,016
                             2007        $13.681      $13.246        11,999
                             2008        $13.246      $ 8.064        43,930
                             2009        $ 8.064      $10.840        31,176
                             2010        $10.840      $13.099        26,227
                             2011        $13.099      $12.557        21,911
                             2012        $12.557      $14.509        23,005
                             2013        $14.509      $20.037        19,793
                             2014        $20.037      $21.969        18,283

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.339      $10.676           991
                             2006        $10.676      $10.714         1,087
                             2007        $10.714      $10.902         1,082
                             2008        $10.902      $10.451        27,562
                             2009        $10.451      $11.867        25,316
                             2010        $11.867      $12.644        20,331
                             2011        $12.644      $13.257        16,521
                             2012        $13.257      $14.430        14,395
                             2013        $14.430      $14.241        12,784
                             2014        $14.241      $15.546         5,997
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.918      $10.009         3,410
                             2006        $10.009      $10.283         5,897
                             2007        $10.283      $10.590         5,990
                             2008        $10.590      $10.634        91,586
                             2009        $10.634      $10.454        70,508
                             2010        $10.454      $10.271        58,599
                             2011        $10.271      $10.092        65,420
                             2012        $10.092      $ 9.916        35,580
                             2013        $ 9.916      $ 9.744        41,518
                             2014        $ 9.744      $ 9.569        31,288
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.552      $10.579         1,088
                             2006        $10.579      $10.462         1,234
                             2007        $10.462      $11.371         1,187
                             2008        $11.371      $10.380        41,393
                             2009        $10.380      $12.068        32,397
                             2010        $12.068      $12.812        32,722
                             2011        $12.812      $14.051        20,871
                             2012        $14.051      $15.005        16,504
                             2013        $15.005      $13.377        14,113
                             2014        $13.377      $13.542         9,334
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.240      $10.302        15,431
                             2006        $10.302      $10.507        17,338
                             2007        $10.507      $11.221        15,482
                             2008        $11.221      $11.550       109,474
                             2009        $11.550      $12.939        93,450
                             2010        $12.939      $13.737        84,488
                             2011        $13.737      $13.977       122,070
                             2012        $13.977      $15.042       111,189
                             2013        $15.042      $14.481        49,016
                             2014        $14.481      $14.829        28,408
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.772      $10.868         3,095
                             2006        $10.868      $11.826         3,236
                             2007        $11.826      $11.096         3,703
                             2008        $11.096      $ 7.499         9,792
                             2009        $ 7.499      $ 7.225             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.182      $10.484           212
                             2006        $10.484      $11.467           324
                             2007        $11.467      $11.971             0
                             2008        $11.971      $10.815             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.446      $10.837            21
                             2006        $10.837      $11.636         3,369
                             2007        $11.636      $12.852         2,677
                             2008        $12.852      $ 7.238        68,814
                             2009        $ 7.238      $10.078        50,583
                             2010        $10.078      $11.480        35,122
                             2011        $11.480      $11.427        29,928
                             2012        $11.427      $13.230        30,044
                             2013        $13.230      $18.300        22,612
                             2014        $18.300      $19.559        16,859
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.060      $11.263         9,808
                             2006        $11.263      $13.123        11,457
                             2007        $13.123      $13.276        11,443
                             2008        $13.276      $ 8.309        93,184
                             2009        $ 8.309      $10.220        63,978
                             2010        $10.220      $11.515        56,769
                             2011        $11.515      $11.193        48,248
                             2012        $11.193      $12.851        37,818
                             2013        $12.851      $16.331        24,332
                             2014        $16.331      $17.176        14,093
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.340      $11.726             0
                             2006        $11.726      $11.954             0
                             2007        $11.954      $14.281             0
                             2008        $14.281      $ 7.103         3,770
                             2009        $ 7.103      $11.520         5,504
                             2010        $11.520      $13.870         4,539
                             2011        $13.870      $13.207         4,772
                             2012        $13.207      $14.791         4,328
                             2013        $14.791      $21.457         3,807
                             2014        $21.457      $22.354         3,003
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.799      $14.675        12,865
                             2006        $14.675      $19.841        11,221
                             2007        $19.841      $16.117        12,760
                             2008        $16.117      $ 9.803        52,161
                             2009        $ 9.803      $12.369        39,348
                             2010        $12.369      $15.734        29,572
                             2011        $15.734      $16.326        27,469
                             2012        $16.326      $18.536        24,708
                             2013        $18.536      $18.521        21,474
                             2014        $18.521      $23.540        15,395
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.055      $15.627           462
                             2006        $15.627      $21.408           788
                             2007        $21.408      $28.927           788
                             2008        $28.927      $10.004        15,749
                             2009        $10.004      $20.943        10,954
                             2010        $20.943      $26.087         7,376
                             2011        $26.087      $19.024         5,823
                             2012        $19.024      $24.250         5,143
                             2013        $24.250      $26.676         4,678
                             2014        $26.676      $26.087         2,040

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.403      $18.475           175
                             2006        $18.475      $22.587           170
                             2007        $22.587      $32.238           133
                             2008        $32.238      $17.055        36,260
                             2009        $17.055      $26.383        36,520
                             2010        $26.383      $33.484        30,164
                             2011        $33.484      $27.472        22,360
                             2012        $27.472      $27.890        21,376
                             2013        $27.890      $30.273        19,427
                             2014        $30.273      $24.049        17,441
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.876      $ 9.719             0
                             2006        $ 9.719      $10.370         1,509
                             2007        $10.370      $10.595         1,506
                             2008        $10.595      $ 9.042         3,607
                             2009        $ 9.042      $10.110         2,562
                             2010        $10.110      $10.422         2,634
                             2011        $10.422      $10.003         2,497
                             2012        $10.003      $ 9.953         2,675
                             2013        $ 9.953      $10.268         1,125
                             2014        $10.268      $ 9.975           571
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.826      $11.008         5,994
                             2006        $11.008      $11.929         6,928
                             2007        $11.929      $11.675         6,308
                             2008        $11.675      $ 7.924        53,932
                             2009        $ 7.924      $12.049        33,607
                             2010        $12.049      $13.571        22,444
                             2011        $13.571      $13.497        19,914
                             2012        $13.497      $15.649        13,535
                             2013        $15.649      $16.298        11,196
                             2014        $16.298      $15.763         8,819

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.172      $11.398         1,201
                             2006        $11.398      $13.309         7,621
                             2007        $13.309      $17.397        14,266
                             2008        $17.397      $ 9.346        17,482
                             2009        $ 9.346      $13.823         4,975
                             2010        $13.823      $15.416         4,040
                             2011        $15.416      $15.036         3,580
                             2012        $15.036      $17.398         8,253
                             2013        $17.398      $23.017         4,978
                             2014        $23.017      $25.629         6,205
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.056      $11.027         6,650
                             2006        $11.027      $11.354         5,034
                             2007        $11.354      $13.331         4,512
                             2008        $13.331      $ 7.027        37,120
                             2009        $ 7.027      $10.155        30,614
                             2010        $10.155      $11.254        27,194
                             2011        $11.254      $10.962        23,788
                             2012        $10.962      $11.768        24,530
                             2013        $11.768      $15.543        21,908
                             2014        $15.543      $16.867         7,838
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.579      $11.374        11,070
                             2006        $11.374      $12.268        10,619
                             2007        $12.268      $15.805         7,015
                             2008        $15.805      $ 6.442        44,023
                             2009        $ 6.442      $ 9.567        43,771
                             2010        $ 9.567      $11.163        43,072
                             2011        $11.163      $10.016        37,577
                             2012        $10.016      $11.373        36,740
                             2013        $11.373      $15.114        33,832
                             2014        $15.114      $15.959        25,974
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.476           746
                             2008        $ 9.476      $ 5.899        12,263
                             2009        $ 5.899      $ 7.489        12,250
                             2010        $ 7.489      $ 8.571         9,859
                             2011        $ 8.571      $ 7.892         9,805
                             2012        $ 7.892      $ 8.905         9,714
                             2013        $ 8.905      $11.552         4,865
                             2014        $11.552      $12.394             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.715         1,850
                             2008        $ 9.715      $ 6.138        13,770
                             2009        $ 6.138      $ 7.501        10,944
                             2010        $ 7.501      $ 8.059         8,251
                             2011        $ 8.059      $ 8.302         5,047
                             2012        $ 8.302      $ 9.493         3,871
                             2013        $ 9.493      $12.333         2,560
                             2014        $12.333      $13.523         6,818

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.170      $10.359         2,642
                             2006        $10.359      $10.894         1,979
                             2007        $10.894      $12.314        14,576
                             2008        $12.314      $ 8.592        26,229
                             2009        $ 8.592      $10.859        22,691
                             2010        $10.859      $12.146        10,745
                             2011        $12.146      $11.586         8,108
                             2012        $11.586      $12.763         8,191
                             2013        $12.763      $14.448         4,834
                             2014        $14.448      $14.966         3,301
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.337      $12.980        26,954
                             2006        $12.980      $14.197        29,471
                             2007        $14.197      $16.344        28,128
                             2008        $16.344      $ 9.193       114,174
                             2009        $ 9.193      $12.223       113,696
                             2010        $12.223      $14.028        99,234
                             2011        $14.028      $13.386        81,510
                             2012        $13.386      $15.258        60,208
                             2013        $15.258      $19.611        48,032
                             2014        $19.611      $21.492        31,061
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.790      $11.181        24,315
                             2006        $11.181      $13.162        26,511
                             2007        $13.162      $13.082        25,360
                             2008        $13.082      $ 7.342        97,712
                             2009        $ 7.342      $ 9.360        89,996
                             2010        $ 9.360      $10.558        82,161
                             2011        $10.558      $10.431        73,532
                             2012        $10.431      $11.983        65,430
                             2013        $11.983      $15.034        51,983
                             2014        $15.034      $16.008        34,923
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.763      $10.111        11,467
                             2006        $10.111      $10.576        13,328
                             2007        $10.576      $13.147        11,803
                             2008        $13.147      $ 6.799        36,191
                             2009        $ 6.799      $ 8.539        38,566
                             2010        $ 8.539      $10.381        33,534
                             2011        $10.381      $10.186        28,785
                             2012        $10.186      $11.437        19,969
                             2013        $11.437      $15.267        21,459
                             2014        $15.267      $16.635        16,862
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.619      $10.898        31,767
                             2006        $10.898      $12.348        37,096
                             2007        $12.348      $12.746        32,216
                             2008        $12.746      $ 7.861       132,729
                             2009        $ 7.861      $ 9.745       125,207
                             2010        $ 9.745      $10.974       108,402
                             2011        $10.974      $10.964       105,183
                             2012        $10.964      $12.442        78,586
                             2013        $12.442      $16.109        56,844
                             2014        $16.109      $17.912        45,913

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.168      $10.170        17,730
                             2006        $10.170      $10.395        18,619
                             2007        $10.395      $10.618        17,577
                             2008        $10.618      $10.061        88,732
                             2009        $10.061      $11.403        75,570
                             2010        $11.403      $12.036        84,463
                             2011        $12.036      $12.646        95,471
                             2012        $12.646      $13.107        68,230
                             2013        $13.107      $12.598        52,859
                             2014        $12.598      $13.060        43,779
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.919      $10.006        26,111
                             2006        $10.006      $10.276        46,146
                             2007        $10.276      $10.585        35,722
                             2008        $10.585      $10.676       380,269
                             2009        $10.676      $10.529       375,156
                             2010        $10.529      $10.341       227,319
                             2011        $10.341      $10.152       175,503
                             2012        $10.152      $ 9.964       152,402
                             2013        $ 9.964      $ 9.781        96,860
                             2014        $ 9.781      $ 9.601        73,405
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.881      $12.686        15,443
                             2006        $12.686      $14.665        18,666
                             2007        $14.665      $16.847        21,837
                             2008        $16.847      $ 9.266        92,489
                             2009        $ 9.266      $11.479        90,321
                             2010        $11.479      $12.712        73,097
                             2011        $12.712      $10.314        58,688
                             2012        $10.314      $12.186        43,645
                             2013        $12.186      $15.568        33,111
                             2014        $15.568      $14.012        25,565
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.550      $11.775         1,160
                             2006        $11.775      $12.874            53
                             2007        $12.874      $15.508            36
                             2008        $15.508      $ 9.021         6,277
                             2009        $ 9.021      $11.270         6,618
                             2010        $11.270      $12.302         6,423
                             2011        $12.302      $11.282         5,282
                             2012        $11.282      $11.564         5,157
                             2013        $11.564      $13.331         5,252
                             2014        $13.331      $13.450         5,126
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.352         8,170
                             2013        $ 9.352      $12.832         6,781
                             2014        $12.832      $13.623         3,102
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.255      $10.930         2,867
                             2006        $10.930      $11.378         3,561
                             2007        $11.378      $12.477         1,778
                             2008        $12.477      $ 7.026        11,216
                             2009        $ 7.026      $ 8.324        12,410
                             2010        $ 8.324      $ 9.413        13,702
                             2011        $ 9.413      $ 8.489        10,342
                             2012        $ 8.489      $ 9.732             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.763         6,887
                             2007        $10.763      $11.395         6,782
                             2008        $11.395      $ 7.793        22,384
                             2009        $ 7.793      $ 9.789        22,275
                             2010        $ 9.789      $10.497        18,247
                             2011        $10.497      $10.273        11,937
                             2012        $10.273      $11.455         9,953
                             2013        $11.455      $14.496         8,453
                             2014        $14.496      $15.344         4,714
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.734        36,077
                             2012        $11.734      $11.772        30,066
                             2013        $11.772      $11.224        25,380
                             2014        $11.224      $11.444        12,233
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.032      $11.881        33,271
                             2006        $11.881      $13.524        40,944
                             2007        $13.524      $13.608        22,621
                             2008        $13.608      $ 9.054        89,162
                             2009        $ 9.054      $11.029        80,792
                             2010        $11.029      $12.145        62,326
                             2011        $12.145      $11.651        54,832
                             2012        $11.651      $13.075        54,504
                             2013        $13.075      $17.167        40,785
                             2014        $17.167      $18.529        32,997
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.938      $11.516        13,413
                             2006        $11.516      $12.545        13,948
                             2007        $12.545      $13.455        14,698
                             2008        $13.455      $ 9.418        51,448
                             2009        $ 9.418      $12.004        41,895
                             2010        $12.004      $13.405        32,492
                             2011        $13.405      $12.302        27,704
                             2012        $12.302      $13.356        18,053
                             2013        $13.356      $16.841        13,092
                             2014        $16.841      $17.218         7,918
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.060      $12.063         5,401
                             2006        $12.063      $12.423         5,478
                             2007        $12.423      $14.338         1,115
                             2008        $14.338      $ 7.481         4,413
                             2009        $ 7.481      $11.483         5,418
                             2010        $11.483      $14.344         8,349
                             2011        $14.344      $12.762         7,157
                             2012        $12.762      $13.981         4,809
                             2013        $13.981      $18.746         6,979
                             2014        $18.746      $19.814         2,745
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.696      $11.068        10,891
                             2006        $11.068      $12.270        11,006
                             2007        $12.270      $12.206         8,453
                             2008        $12.206      $ 5.762        49,020
                             2009        $ 5.762      $ 8.355        44,712
                             2010        $ 8.355      $ 8.770        41,715
                             2011        $ 8.770      $ 8.316        38,709
                             2012        $ 8.316      $ 9.602        37,547
                             2013        $ 9.602      $12.560        23,200
                             2014        $12.560      $13.115        16,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.140      $10.279         6,612
                             2006        $10.279      $10.403         8,806
                             2007        $10.403      $10.926         8,886
                             2008        $10.926      $10.886        44,761
                             2009        $10.886      $10.777        43,013
                             2010        $10.777      $11.094        39,161
                             2011        $11.094      $11.143             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.899        14,710
                             2009        $ 6.899      $12.126        15,237
                             2010        $12.126      $14.879        16,446
                             2011        $14.879      $ 9.882        19,281
                             2012        $ 9.882      $10.977        11,682
                             2013        $10.977      $12.312         9,903
                             2014        $12.312      $10.622         7,299
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.251      $12.148        14,237
                             2006        $12.148      $13.720        17,755
                             2007        $13.720      $14.430        16,855
                             2008        $14.430      $10.212        76,672
                             2009        $10.212      $13.323        72,389
                             2010        $13.323      $15.086        68,872
                             2011        $15.086      $14.366        65,242
                             2012        $14.366      $15.621        48,361
                             2013        $15.621      $19.289        40,449
                             2014        $19.289      $20.530        34,274
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.936         1,432
                             2006        $10.936      $13.082         2,200
                             2007        $13.082      $12.054         2,632
                             2008        $12.054      $ 7.581        10,403
                             2009        $ 7.581      $ 7.173             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.576      $11.176         8,790
                             2006        $11.176      $12.112         8,083
                             2007        $12.112      $13.110        17,819
                             2008        $13.110      $10.801        37,129
                             2009        $10.801      $13.313        27,947
                             2010        $13.313      $14.128        25,332
                             2011        $14.128      $14.055        27,275
                             2012        $14.055      $15.639        14,497
                             2013        $15.639      $18.390        11,055
                             2014        $18.390      $19.537         9,153
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.265      $11.747         3,764
                             2006        $11.747      $13.612         3,723
                             2007        $13.612      $15.798         3,505
                             2008        $15.798      $14.843             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.438      $12.636         3,451
                             2006        $12.636      $13.534         4,951
                             2007        $13.534      $18.148        10,801
                             2008        $18.148      $ 9.919        32,692
                             2009        $ 9.919      $14.216        28,128
                             2010        $14.216      $14.857        24,915
                             2011        $14.857      $13.571        21,691
                             2012        $13.571      $16.497        20,571
                             2013        $16.497      $21.193        16,015
                             2014        $21.193      $22.562        12,596

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.287      $12.287         1,751
                             2006        $12.287      $13.359         1,923
                             2007        $13.359      $13.915         1,263
                             2008        $13.915      $ 8.708        10,916
                             2009        $ 8.708      $10.474        10,569
                             2010        $10.474      $11.226             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.277      $10.462           567
                             2006        $10.462      $12.105         1,160
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.373      $10.786         1,767
                             2006        $10.786      $12.467         1,618
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.290        12,190
                             2014        $15.290      $15.387         6,238
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.603      $10.620         6,882
                             2006        $10.620      $11.466         6,829
                             2007        $11.466      $11.426         6,972
                             2008        $11.426      $ 8.000        37,351
                             2009        $ 8.000      $11.403        31,345
                             2010        $11.403      $12.804        23,895
                             2011        $12.804      $13.052        18,372
                             2012        $13.052      $14.659        28,091
                             2013        $14.659      $14.827             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.423      $10.663        16,397
                             2006        $10.663      $11.231        17,096
                             2007        $11.231      $12.237        14,353
                             2008        $12.237      $ 7.569        34,980
                             2009        $ 7.569      $10.333        27,708
                             2010        $10.333      $11.375        24,435
                             2011        $11.375      $11.206        23,314
                             2012        $11.206      $12.833        18,196
                             2013        $12.833      $16.381        13,717
                             2014        $16.381      $17.865        12,479
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.760      $11.303           762
                             2006        $11.303      $12.503           849
                             2007        $12.503      $13.501           488
                             2008        $13.501      $ 8.845         7,488
                             2009        $ 8.845      $10.987         5,118
                             2010        $10.987      $11.957         6,457
                             2011        $11.957      $11.452         5,226
                             2012        $11.452      $13.357         3,627
                             2013        $13.357      $17.270         2,683
                             2014        $17.270      $18.767         1,924
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.899      $10.205         5,766
                             2006        $10.205      $11.312         5,979
                             2007        $11.312      $11.351         6,542
                             2008        $11.351      $ 6.738        16,254
                             2009        $ 6.738      $10.775        17,595
                             2010        $10.775      $14.376        14,678
                             2011        $14.376      $12.630        12,009
                             2012        $12.630      $14.986         9,153
                             2013        $14.986      $20.772         9,736
                             2014        $20.772      $18.860         3,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.734      $10.809        18,067
                             2006        $10.809      $11.843        18,581
                             2007        $11.843      $12.080        14,928
                             2008        $12.080      $ 9.210        52,421
                             2009        $ 9.210      $10.642        50,344
                             2010        $10.642      $11.451        45,966
                             2011        $11.451      $11.418        37,645
                             2012        $11.418      $12.432        32,642
                             2013        $12.432      $14.488        26,229
                             2014        $14.488      $15.391        21,313
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.123      $11.624         3,427
                             2006        $11.624      $13.749         4,962
                             2007        $13.749      $14.518         3,945
                             2008        $14.518      $ 9.584        13,951
                             2009        $ 9.584      $11.518         9,295
                             2010        $11.518      $12.573         9,542
                             2011        $12.573      $12.284         8,854
                             2012        $12.284      $13.971        12,490
                             2013        $13.971      $18.593         7,954
                             2014        $18.593      $20.111         5,612
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.683         1,007
                             2006        $11.683      $11.777         1,933
                             2007        $11.777      $12.256         1,933
                             2008        $12.256      $ 6.109         8,284
                             2009        $ 6.109      $ 7.930         9,200
                             2010        $ 7.930      $ 9.898        11,436
                             2011        $ 9.898      $ 9.796         9,139
                             2012        $ 9.796      $11.169         6,203
                             2013        $11.169      $14.868         7,955
                             2014        $14.868      $15.399         4,302
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.338      $12.693        16,246
                             2006        $12.693      $14.623        15,106
                             2007        $14.623      $15.223        13,587
                             2008        $15.223      $ 8.915        43,995
                             2009        $ 8.915      $12.194        42,947
                             2010        $12.194      $13.848        33,917
                             2011        $13.848      $12.433        30,528
                             2012        $12.433      $14.759        29,609
                             2013        $14.759      $18.396        16,586
                             2014        $18.396      $18.427        10,402
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.271      $12.138        11,461
                             2006        $12.138      $13.661        12,743
                             2007        $13.661      $13.220        15,692
                             2008        $13.220      $ 8.044        66,995
                             2009        $ 8.044      $10.807        63,118
                             2010        $10.807      $13.053        49,359
                             2011        $13.053      $12.507        42,436
                             2012        $12.507      $14.444        34,744
                             2013        $14.444      $19.936        33,505
                             2014        $19.936      $21.847        24,457

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.334      $10.665         9,165
                             2006        $10.665      $10.698         9,341
                             2007        $10.698      $10.880         8,100
                             2008        $10.880      $10.425        42,154
                             2009        $10.425      $11.831        37,255
                             2010        $11.831      $12.599        35,096
                             2011        $12.599      $13.204        32,720
                             2012        $13.204      $14.365        29,990
                             2013        $14.365      $14.170        22,543
                             2014        $14.170      $15.459        16,273
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.913      $ 9.999        14,091
                             2006        $ 9.999      $10.268        47,729
                             2007        $10.268      $10.569        36,491
                             2008        $10.569      $10.607       181,670
                             2009        $10.607      $10.422       147,236
                             2010        $10.422      $10.235       110,887
                             2011        $10.235      $10.052        84,256
                             2012        $10.052      $ 9.871       109,450
                             2013        $ 9.871      $ 9.695       130,969
                             2014        $ 9.695      $ 9.516        65,012
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.547      $10.569        44,824
                             2006        $10.569      $10.447        44,115
                             2007        $10.447      $11.348        41,283
                             2008        $11.348      $10.354       141,456
                             2009        $10.354      $12.031       117,075
                             2010        $12.031      $12.767        91,965
                             2011        $12.767      $13.994        77,986
                             2012        $13.994      $14.937        93,242
                             2013        $14.937      $13.309        47,557
                             2014        $13.309      $13.467        36,124
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.235      $10.292        39,729
                             2006        $10.292      $10.491        44,592
                             2007        $10.491      $11.199        46,384
                             2008        $11.199      $11.521       146,791
                             2009        $11.521      $12.900       130,197
                             2010        $12.900      $13.689       153,243
                             2011        $13.689      $13.921       130,611
                             2012        $13.921      $14.974        96,329
                             2013        $14.974      $14.408        72,249
                             2014        $14.408      $14.747        55,539
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.768      $10.859           486
                             2006        $10.859      $11.810         1,047
                             2007        $11.810      $11.076         1,115
                             2008        $11.076      $ 7.481        13,158
                             2009        $ 7.481      $ 7.206             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.177      $10.474        12,631
                             2006        $10.474      $11.450         9,914
                             2007        $11.450      $11.948         6,304
                             2008        $11.948      $10.793             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.441      $10.827        19,342
                             2006        $10.827      $11.618        24,978
                             2007        $11.618      $12.826        30,607
                             2008        $12.826      $ 7.219        97,722
                             2009        $ 7.219      $10.047        76,599
                             2010        $10.047      $11.439        64,255
                             2011        $11.439      $11.381        60,094
                             2012        $11.381      $13.170        53,693
                             2013        $13.170      $18.207        48,353
                             2014        $18.207      $19.451        29,892
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.055      $11.252        34,490
                             2006        $11.252      $13.104        34,376
                             2007        $13.104      $13.250        32,505
                             2008        $13.250      $ 8.288       141,687
                             2009        $ 8.288      $10.189       130,348
                             2010        $10.189      $11.475       117,819
                             2011        $11.475      $11.148       105,808
                             2012        $11.148      $12.793        93,194
                             2013        $12.793      $16.249        71,539
                             2014        $16.249      $17.081        55,741
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.335      $11.715        17,631
                             2006        $11.715      $11.937        17,595
                             2007        $11.937      $14.253           645
                             2008        $14.253      $ 7.086         1,679
                             2009        $ 7.086      $11.485         3,587
                             2010        $11.485      $13.822         3,506
                             2011        $13.822      $13.154         3,311
                             2012        $13.154      $14.724         1,249
                             2013        $14.724      $21.349         3,244
                             2014        $21.349      $22.230         3,053
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.794      $14.661        17,301
                             2006        $14.661      $19.812        17,485
                             2007        $19.812      $16.085        16,535
                             2008        $16.085      $ 9.779        88,008
                             2009        $ 9.779      $12.332        73,826
                             2010        $12.332      $15.679        61,930
                             2011        $15.679      $16.260        51,391
                             2012        $16.260      $18.452        38,252
                             2013        $18.452      $18.428        33,206
                             2014        $18.428      $23.410        23,789
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.050      $15.612         1,205
                             2006        $15.612      $21.376         3,116
                             2007        $21.376      $28.870         1,877
                             2008        $28.870      $ 9.979        11,408
                             2009        $ 9.979      $20.880        11,084
                             2010        $20.880      $25.995        11,481
                             2011        $25.995      $18.948        11,119
                             2012        $18.948      $24.140        10,610
                             2013        $24.140      $26.541         8,450
                             2014        $26.541      $25.942         6,411

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.398      $18.457         3,166
                             2006        $18.457      $22.554         1,962
                             2007        $22.554      $32.174         3,637
                             2008        $32.174      $17.012        22,455
                             2009        $17.012      $26.304        22,286
                             2010        $26.304      $33.366        15,744
                             2011        $33.366      $27.362        16,181
                             2012        $27.362      $27.764        15,287
                             2013        $27.764      $30.121        13,904
                             2014        $30.121      $23.915        14,335
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.872      $ 9.709         1,111
                             2006        $ 9.709      $10.355         1,200
                             2007        $10.355      $10.574         1,948
                             2008        $10.574      $ 9.019        16,394
                             2009        $ 9.019      $10.080        14,539
                             2010        $10.080      $10.386        11,150
                             2011        $10.386      $ 9.963        13,458
                             2012        $ 9.963      $ 9.908         5,464
                             2013        $ 9.908      $10.216         6,366
                             2014        $10.216      $ 9.920         2,773
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.821      $10.998        27,131
                             2006        $10.998      $11.912        27,881
                             2007        $11.912      $11.652        10,887
                             2008        $11.652      $ 7.904        71,077
                             2009        $ 7.904      $12.013        56,054
                             2010        $12.013      $13.523        52,022
                             2011        $13.523      $13.443        47,201
                             2012        $13.443      $15.578        39,499
                             2013        $15.578      $16.216        31,679
                             2014        $16.216      $15.676        24,181

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.167      $11.387          457
                             2006        $11.387      $13.289          251
                             2007        $13.289      $17.362          210
                             2008        $17.362      $ 9.322        3,809
                             2009        $ 9.322      $13.781        2,843
                             2010        $13.781      $15.362        2,643
                             2011        $15.362      $14.976        1,121
                             2012        $14.976      $17.319        1,037
                             2013        $17.319      $22.901          909
                             2014        $22.901      $25.487          834
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.051      $11.016          546
                             2006        $11.016      $11.337          582
                             2007        $11.337      $13.304          511
                             2008        $13.304      $ 7.009          736
                             2009        $ 7.009      $10.125          641
                             2010        $10.125      $11.214          641
                             2011        $11.214      $10.918          641
                             2012        $10.918      $11.714           64
                             2013        $11.714      $15.465           58
                             2014        $15.465      $16.773           53
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.574      $11.363        2,158
                             2006        $11.363      $12.250        1,917
                             2007        $12.250      $15.774        1,484
                             2008        $15.774      $ 6.426        3,684
                             2009        $ 6.426      $ 9.538        2,991
                             2010        $ 9.538      $11.124        2,459
                             2011        $11.124      $ 9.976        2,036
                             2012        $ 9.976      $11.321          690
                             2013        $11.321      $15.038          280
                             2014        $15.038      $15.871          270
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.473            0
                             2008        $ 9.473      $ 5.893            0
                             2009        $ 5.893      $ 7.479            0
                             2010        $ 7.479      $ 8.555            0
                             2011        $ 8.555      $ 7.873            0
                             2012        $ 7.873      $ 8.880            0
                             2013        $ 8.880      $11.513            0
                             2014        $11.513      $12.346            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.712            0
                             2008        $ 9.712      $ 6.133            0
                             2009        $ 6.133      $ 7.491            0
                             2010        $ 7.491      $ 8.044            0
                             2011        $ 8.044      $ 8.282            0
                             2012        $ 8.282      $ 9.465            0
                             2013        $ 9.465      $12.291            0
                             2014        $12.291      $13.470            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.165      $10.349             0
                             2006        $10.349      $10.878             0
                             2007        $10.878      $12.289             0
                             2008        $12.289      $ 8.571         2,210
                             2009        $ 8.571      $10.826         2,210
                             2010        $10.826      $12.103         2,210
                             2011        $12.103      $11.539         2,210
                             2012        $11.539      $12.705             0
                             2013        $12.705      $14.375             0
                             2014        $14.375      $14.883             0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.332      $12.968         4,671
                             2006        $12.968      $14.176         8,263
                             2007        $14.176      $16.312         7,188
                             2008        $16.312      $ 9.170        19,287
                             2009        $ 9.170      $12.186         8,927
                             2010        $12.186      $13.979         8,674
                             2011        $13.979      $13.332         8,680
                             2012        $13.332      $15.189         5,668
                             2013        $15.189      $19.512         2,157
                             2014        $19.512      $21.373           978
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.785      $11.170           160
                             2006        $11.170      $13.143           154
                             2007        $13.143      $13.056           157
                             2008        $13.056      $ 7.324        11,541
                             2009        $ 7.324      $ 9.332         3,214
                             2010        $ 9.332      $10.520         3,141
                             2011        $10.520      $10.389         3,114
                             2012        $10.389      $11.929           405
                             2013        $11.929      $14.959           278
                             2014        $14.959      $15.919           210
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.759      $10.101           130
                             2006        $10.101      $10.561           129
                             2007        $10.561      $13.121           129
                             2008        $13.121      $ 6.782         4,991
                             2009        $ 6.782      $ 8.514         2,528
                             2010        $ 8.514      $10.345         2,133
                             2011        $10.345      $10.145           733
                             2012        $10.145      $11.386           415
                             2013        $11.386      $15.190           381
                             2014        $15.190      $16.543           333
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.614      $10.887         4,618
                             2006        $10.887      $12.330         7,027
                             2007        $12.330      $12.721         6,963
                             2008        $12.721      $ 7.842        23,853
                             2009        $ 7.842      $ 9.716        15,967
                             2010        $ 9.716      $10.936        15,476
                             2011        $10.936      $10.920        11,082
                             2012        $10.920      $12.386         6,365
                             2013        $12.386      $16.028         3,620
                             2014        $16.028      $17.813         2,824

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.163      $10.160         2,708
                             2006        $10.160      $10.380         3,061
                             2007        $10.380      $10.597         2,975
                             2008        $10.597      $10.036         7,293
                             2009        $10.036      $11.368         5,296
                             2010        $11.368      $11.994         5,455
                             2011        $11.994      $12.595         3,337
                             2012        $12.595      $13.047         1,916
                             2013        $13.047      $12.535         1,648
                             2014        $12.535      $12.987         1,373
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.915      $ 9.997         7,896
                             2006        $ 9.997      $10.261         8,120
                             2007        $10.261      $10.564         7,070
                             2008        $10.564      $10.650        22,428
                             2009        $10.650      $10.497        13,102
                             2010        $10.497      $10.305        14,327
                             2011        $10.305      $10.111         9,778
                             2012        $10.111      $ 9.919         5,756
                             2013        $ 9.919      $ 9.732         5,329
                             2014        $ 9.732      $ 9.548         4,900
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.876      $12.674            37
                             2006        $12.674      $14.643            37
                             2007        $14.643      $16.813            37
                             2008        $16.813      $ 9.243         5,779
                             2009        $ 9.243      $11.445         4,512
                             2010        $11.445      $12.668         4,335
                             2011        $12.668      $10.272         2,129
                             2012        $10.272      $12.130         1,787
                             2013        $12.130      $15.490         1,577
                             2014        $15.490      $13.935         1,779
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.545      $11.764             0
                             2006        $11.764      $12.855             0
                             2007        $12.855      $15.478             0
                             2008        $15.478      $ 8.998         1,797
                             2009        $ 8.998      $11.236           474
                             2010        $11.236      $12.259           463
                             2011        $12.259      $11.237           457
                             2012        $11.237      $11.511           511
                             2013        $11.511      $13.264           516
                             2014        $13.264      $13.376           546
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.309             0
                             2013        $ 9.309      $12.767             0
                             2014        $12.767      $13.547             0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.251      $10.919             0
                             2006        $10.919      $11.361             0
                             2007        $11.361      $12.452             0
                             2008        $12.452      $ 7.008             0
                             2009        $ 7.008      $ 8.299             0
                             2010        $ 8.299      $ 9.380             0
                             2011        $ 9.380      $ 8.455             0
                             2012        $ 8.455      $ 9.691             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.759            0
                             2007        $10.759      $11.385            0
                             2008        $11.385      $ 7.782          117
                             2009        $ 7.782      $ 9.771          117
                             2010        $ 9.771      $10.472          117
                             2011        $10.472      $10.243          117
                             2012        $10.243      $11.416          117
                             2013        $11.416      $14.439            0
                             2014        $14.439      $15.277            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.687        3,399
                             2012        $11.687      $11.718        1,704
                             2013        $11.718      $11.168          162
                             2014        $11.168      $11.381          162
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.027      $11.869          679
                             2006        $11.869      $13.504          483
                             2007        $13.504      $13.581          498
                             2008        $13.581      $ 9.031        7,108
                             2009        $ 9.031      $10.996        7,229
                             2010        $10.996      $12.102        7,067
                             2011        $12.102      $11.604        3,285
                             2012        $11.604      $13.016        2,665
                             2013        $13.016      $17.081        2,394
                             2014        $17.081      $18.426        2,100
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.933      $11.505        5,375
                             2006        $11.505      $12.527        7,260
                             2007        $12.527      $13.428        7,032
                             2008        $13.428      $ 9.395        7,139
                             2009        $ 9.395      $11.968        6,750
                             2010        $11.968      $13.358        6,678
                             2011        $13.358      $12.253        6,823
                             2012        $12.253      $13.296        3,464
                             2013        $13.296      $16.756        1,323
                             2014        $16.756      $17.123          484
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.055      $12.051          429
                             2006        $12.051      $12.405          265
                             2007        $12.405      $14.309          251
                             2008        $14.309      $ 7.463          304
                             2009        $ 7.463      $11.448          258
                             2010        $11.448      $14.294           54
                             2011        $14.294      $12.710            0
                             2012        $12.710      $13.918            0
                             2013        $13.918      $18.651            0
                             2014        $18.651      $19.704            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.691      $11.057        3,494
                             2006        $11.057      $12.252        3,214
                             2007        $12.252      $12.182        3,109
                             2008        $12.182      $ 5.747        4,282
                             2009        $ 5.747      $ 8.330        3,523
                             2010        $ 8.330      $ 8.739        2,482
                             2011        $ 8.739      $ 8.282        1,299
                             2012        $ 8.282      $ 9.559        1,003
                             2013        $ 9.559      $12.497          101
                             2014        $12.497      $13.043           22

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.136      $10.269         2,303
                             2006        $10.269      $10.388         4,008
                             2007        $10.388      $10.904         3,888
                             2008        $10.904      $10.859         3,318
                             2009        $10.859      $10.744         3,523
                             2010        $10.744      $11.055         3,633
                             2011        $11.055      $11.102             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.882         1,065
                             2009        $ 6.882      $12.090           877
                             2010        $12.090      $14.827           724
                             2011        $14.827      $ 9.842           133
                             2012        $ 9.842      $10.927           133
                             2013        $10.927      $12.250           132
                             2014        $12.250      $10.563           131
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.245      $12.136         5,083
                             2006        $12.136      $13.700         6,900
                             2007        $13.700      $14.402         6,759
                             2008        $14.402      $10.187        15,614
                             2009        $10.187      $13.283         9,872
                             2010        $13.283      $15.033         9,600
                             2011        $15.033      $14.308         7,664
                             2012        $14.308      $15.550         4,724
                             2013        $15.550      $19.192         2,578
                             2014        $19.192      $20.416         1,704
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.933             0
                             2006        $10.933      $13.071           146
                             2007        $13.071      $12.038           145
                             2008        $12.038      $ 7.567           427
                             2009        $ 7.567      $ 7.159             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.571      $11.165         1,752
                             2006        $11.165      $12.094         3,160
                             2007        $12.094      $13.084         3,133
                             2008        $13.084      $10.774         4,946
                             2009        $10.774      $13.273         5,609
                             2010        $13.273      $14.078         5,673
                             2011        $14.078      $13.998         5,605
                             2012        $13.998      $15.569         3,185
                             2013        $15.569      $18.297         1,208
                             2014        $18.297      $19.428           620
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.259      $11.735             0
                             2006        $11.735      $13.592           137
                             2007        $13.592      $15.766           136
                             2008        $15.766      $14.811             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.432      $12.624             0
                             2006        $12.624      $13.514             0
                             2007        $13.514      $18.112             0
                             2008        $18.112      $ 9.895         2,499
                             2009        $ 9.895      $14.173         1,280
                             2010        $14.173      $14.805           763
                             2011        $14.805      $13.516             0
                             2012        $13.516      $16.422             0
                             2013        $16.422      $21.086             0
                             2014        $21.086      $22.437             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.281      $12.275          426
                             2006        $12.275      $13.340          252
                             2007        $13.340      $13.887          261
                             2008        $13.887      $ 8.686        3,021
                             2009        $ 8.686      $10.443        1,174
                             2010        $10.443      $11.190            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.272      $10.452            0
                             2006        $10.452      $12.087            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.368      $10.776            0
                             2006        $10.776      $12.448            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.213          398
                             2014        $15.213      $15.302          338
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.598      $10.610          127
                             2006        $10.610      $11.449          287
                             2007        $11.449      $11.403          289
                             2008        $11.403      $ 7.980        1,699
                             2009        $ 7.980      $11.369          401
                             2010        $11.369      $12.759          392
                             2011        $12.759      $13.000          393
                             2012        $13.000      $14.592          384
                             2013        $14.592      $14.755            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.418      $10.653            0
                             2006        $10.653      $11.214            0
                             2007        $11.214      $12.213            0
                             2008        $12.213      $ 7.550        7,287
                             2009        $ 7.550      $10.302        6,634
                             2010        $10.302      $11.335        6,657
                             2011        $11.335      $11.161        2,630
                             2012        $11.161      $12.775        2,463
                             2013        $12.775      $16.299        2,274
                             2014        $16.299      $17.766        2,131
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.755      $11.292        2,901
                             2006        $11.292      $12.484        2,626
                             2007        $12.484      $13.474        2,504
                             2008        $13.474      $ 8.823        2,154
                             2009        $ 8.823      $10.954        2,472
                             2010        $10.954      $11.915        1,644
                             2011        $11.915      $11.406          980
                             2012        $11.406      $13.296          693
                             2013        $13.296      $17.183            0
                             2014        $17.183      $18.662            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.894      $10.195            0
                             2006        $10.195      $11.295            0
                             2007        $11.295      $11.329            0
                             2008        $11.329      $ 6.721            0
                             2009        $ 6.721      $10.742          760
                             2010        $10.742      $14.326          392
                             2011        $14.326      $12.579            0
                             2012        $12.579      $14.918            0
                             2013        $14.918      $20.668            0
                             2014        $20.668      $18.755            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.729      $10.799        1,685
                             2006        $10.799      $11.826        1,550
                             2007        $11.826      $12.056        1,492
                             2008        $12.056      $ 9.187        5,971
                             2009        $ 9.187      $10.610        2,013
                             2010        $10.610      $11.411        1,720
                             2011        $11.411      $11.372        1,577
                             2012        $11.372      $12.375        1,091
                             2013        $12.375      $14.415          736
                             2014        $14.415      $15.306          521
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.118      $11.613          180
                             2006        $11.613      $13.729          180
                             2007        $13.729      $14.489           33
                             2008        $14.489      $ 9.560        3,261
                             2009        $ 9.560      $11.484          460
                             2010        $11.484      $12.529          484
                             2011        $12.529      $12.234          476
                             2012        $12.234      $13.907          480
                             2013        $13.907      $18.500          413
                             2014        $18.500      $20.000          394
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.679            0
                             2006        $11.679      $11.767            0
                             2007        $11.767      $12.239            0
                             2008        $12.239      $ 6.098        1,169
                             2009        $ 6.098      $ 7.911          933
                             2010        $ 7.911      $ 9.869          743
                             2011        $ 9.869      $ 9.763            0
                             2012        $ 9.763      $11.125            0
                             2013        $11.125      $14.802            0
                             2014        $14.802      $15.323            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.333      $12.681        1,513
                             2006        $12.681      $14.601        1,378
                             2007        $14.601      $15.193        1,243
                             2008        $15.193      $ 8.893        7,844
                             2009        $ 8.893      $12.157        2,670
                             2010        $12.157      $13.799        2,115
                             2011        $13.799      $12.383        1,273
                             2012        $12.383      $14.692          475
                             2013        $14.692      $18.304          127
                             2014        $18.304      $18.325          127
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.266      $12.127          928
                             2006        $12.127      $13.641          727
                             2007        $13.641      $13.194          325
                             2008        $13.194      $ 8.024        6,461
                             2009        $ 8.024      $10.775        5,119
                             2010        $10.775      $13.007        4,684
                             2011        $13.007      $12.456        2,023
                             2012        $12.456      $14.378        1,366
                             2013        $14.378      $19.835        1,169
                             2014        $19.835      $21.726        1,098

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.329      $10.655         1,046
                             2006        $10.655      $10.682         1,117
                             2007        $10.682      $10.859             0
                             2008        $10.859      $10.399         5,554
                             2009        $10.399      $11.796         3,818
                             2010        $11.796      $12.555         3,920
                             2011        $12.555      $13.151         2,012
                             2012        $13.151      $14.299         1,792
                             2013        $14.299      $14.098         2,050
                             2014        $14.098      $15.374         1,975
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.908      $ 9.989           290
                             2006        $ 9.989      $10.253           474
                             2007        $10.253      $10.548           415
                             2008        $10.548      $10.580           684
                             2009        $10.580      $10.391         1,236
                             2010        $10.391      $10.199         1,761
                             2011        $10.199      $10.011           812
                             2012        $10.011      $ 9.827           823
                             2013        $ 9.827      $ 9.646           883
                             2014        $ 9.646      $ 9.464           850
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.542      $10.558           510
                             2006        $10.558      $10.432           552
                             2007        $10.432      $11.325           459
                             2008        $11.325      $10.328         9,728
                             2009        $10.328      $11.995         4,357
                             2010        $11.995      $12.722         4,362
                             2011        $12.722      $13.938         2,412
                             2012        $13.938      $14.869         1,746
                             2013        $14.869      $13.242         1,794
                             2014        $13.242      $13.392         1,808
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.231      $10.282         6,564
                             2006        $10.282      $10.476         6,271
                             2007        $10.476      $11.177         4,775
                             2008        $11.177      $11.493        11,281
                             2009        $11.493      $12.861         7,052
                             2010        $12.861      $13.641         6,399
                             2011        $13.641      $13.865         4,249
                             2012        $13.865      $14.906         2,131
                             2013        $14.906      $14.336         1,698
                             2014        $14.336      $14.665         1,699
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.765      $10.850         2,698
                             2006        $10.850      $11.794         3,829
                             2007        $11.794      $11.055         4,052
                             2008        $11.055      $ 7.463         8,555
                             2009        $ 7.463      $ 7.188             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.172      $10.464           506
                             2006        $10.464      $11.433           297
                             2007        $11.433      $11.924           296
                             2008        $11.924      $10.771             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.437      $10.816           576
                             2006        $10.816      $11.601           577
                             2007        $11.601      $12.801           238
                             2008        $12.801      $ 7.201         9,033
                             2009        $ 7.201      $10.017         7,721
                             2010        $10.017      $11.399         7,497
                             2011        $11.399      $11.335         3,416
                             2012        $11.335      $13.111         3,151
                             2013        $13.111      $18.116         2,641
                             2014        $18.116      $19.343         2,456
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.050      $11.241           555
                             2006        $11.241      $13.085           545
                             2007        $13.085      $13.223           321
                             2008        $13.223      $ 8.267        13,567
                             2009        $ 8.267      $10.158        10,548
                             2010        $10.158      $11.435        10,360
                             2011        $11.435      $11.103         6,337
                             2012        $11.103      $12.735         3,346
                             2013        $12.735      $16.167         3,110
                             2014        $16.167      $16.986         2,891
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.330      $11.703            80
                             2006        $11.703      $11.919            86
                             2007        $11.919      $14.224            74
                             2008        $14.224      $ 7.068           104
                             2009        $ 7.068      $11.451            79
                             2010        $11.451      $13.773            72
                             2011        $13.773      $13.101            75
                             2012        $13.101      $14.658            73
                             2013        $14.658      $21.242            60
                             2014        $21.242      $22.107            13
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.788      $14.647         3,002
                             2006        $14.647      $19.782         3,080
                             2007        $19.782      $16.053         3,529
                             2008        $16.053      $ 9.754        11,287
                             2009        $ 9.754      $12.295         5,378
                             2010        $12.295      $15.623         3,768
                             2011        $15.623      $16.195         3,576
                             2012        $16.195      $18.368         1,847
                             2013        $18.368      $18.335         1,342
                             2014        $18.335      $23.280           787
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.044      $15.597             0
                             2006        $15.597      $21.344             0
                             2007        $21.344      $28.812             0
                             2008        $28.812      $ 9.954         1,194
                             2009        $ 9.954      $20.818         2,799
                             2010        $20.818      $25.904           852
                             2011        $25.904      $18.872           233
                             2012        $18.872      $24.031             0
                             2013        $24.031      $26.408             0
                             2014        $26.408      $25.798             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.392      $18.439             0
                             2006        $18.439      $22.520             0
                             2007        $22.520      $32.110             0
                             2008        $32.110      $16.970         2,758
                             2009        $16.970      $26.225         2,889
                             2010        $26.225      $33.249           488
                             2011        $33.249      $27.252            85
                             2012        $27.252      $27.638             0
                             2013        $27.638      $29.969             0
                             2014        $29.969      $23.783             0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.867      $ 9.700             0
                             2006        $ 9.700      $10.340             0
                             2007        $10.340      $10.553             0
                             2008        $10.553      $ 8.997             0
                             2009        $ 8.997      $10.050             0
                             2010        $10.050      $10.349             0
                             2011        $10.349      $ 9.923             0
                             2012        $ 9.923      $ 9.863             0
                             2013        $ 9.863      $10.164             0
                             2014        $10.164      $ 9.865             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.816      $10.987         5,565
                             2006        $10.987      $11.894         5,516
                             2007        $11.894      $11.628         5,382
                             2008        $11.628      $ 7.884        10,288
                             2009        $ 7.884      $11.977         7,854
                             2010        $11.977      $13.476         7,086
                             2011        $13.476      $13.389         4,825
                             2012        $13.389      $15.508         2,931
                             2013        $15.508      $16.135         1,818
                             2014        $16.135      $15.589         1,568

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.163      $11.375            0
                             2006        $11.375      $13.269            0
                             2007        $13.269      $17.328            0
                             2008        $17.328      $ 9.299            0
                             2009        $ 9.299      $13.739            0
                             2010        $13.739      $15.308            0
                             2011        $15.308      $14.916            0
                             2012        $14.916      $17.241            0
                             2013        $17.241      $22.786            0
                             2014        $22.786      $25.345            0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.047      $11.006            0
                             2006        $11.006      $11.321            0
                             2007        $11.321      $13.278            0
                             2008        $13.278      $ 6.991            0
                             2009        $ 6.991      $10.094            0
                             2010        $10.094      $11.175            0
                             2011        $11.175      $10.874            0
                             2012        $10.874      $11.661            0
                             2013        $11.661      $15.387            0
                             2014        $15.387      $16.680            0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.569      $11.352            0
                             2006        $11.352      $12.232            0
                             2007        $12.232      $15.742            0
                             2008        $15.742      $ 6.410          818
                             2009        $ 6.410      $ 9.510          818
                             2010        $ 9.510      $11.085          818
                             2011        $11.085      $ 9.935            0
                             2012        $ 9.935      $11.270            0
                             2013        $11.270      $14.962            0
                             2014        $14.962      $15.783            0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.469            0
                             2008        $ 9.469      $ 5.888        1,614
                             2009        $ 5.888      $ 7.469            0
                             2010        $ 7.469      $ 8.539            0
                             2011        $ 8.539      $ 7.854            0
                             2012        $ 7.854      $ 8.854            0
                             2013        $ 8.854      $11.474            0
                             2014        $11.474      $12.298            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.708            0
                             2008        $ 9.708      $ 6.128        2,118
                             2009        $ 6.128      $ 7.480        2,118
                             2010        $ 7.480      $ 8.029        2,118
                             2011        $ 8.029      $ 8.262            0
                             2012        $ 8.262      $ 9.438            0
                             2013        $ 9.438      $12.250            0
                             2014        $12.250      $13.417            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.160      $10.339             0
                             2006        $10.339      $10.862             0
                             2007        $10.862      $12.265             0
                             2008        $12.265      $ 8.549         1,449
                             2009        $ 8.549      $10.793         1,277
                             2010        $10.793      $12.061         1,056
                             2011        $12.061      $11.493         1,905
                             2012        $11.493      $12.647         1,086
                             2013        $12.647      $14.303           955
                             2014        $14.303      $14.801           930
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.326      $12.955             0
                             2006        $12.955      $14.155             0
                             2007        $14.155      $16.279             0
                             2008        $16.279      $ 9.147         3,454
                             2009        $ 9.147      $12.150         1,769
                             2010        $12.150      $13.929           154
                             2011        $13.929      $13.278           154
                             2012        $13.278      $15.120           154
                             2013        $15.120      $19.414             0
                             2014        $19.414      $21.254         2,525
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.780      $11.160             0
                             2006        $11.160      $13.123             0
                             2007        $13.123      $13.030             0
                             2008        $13.030      $ 7.306        13,790
                             2009        $ 7.306      $ 9.304         9,851
                             2010        $ 9.304      $10.483             0
                             2011        $10.483      $10.347             0
                             2012        $10.347      $11.875             0
                             2013        $11.875      $14.883             0
                             2014        $14.883      $15.831         3,339
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.754      $10.091             0
                             2006        $10.091      $10.545             0
                             2007        $10.545      $13.095             0
                             2008        $13.095      $ 6.765         1,405
                             2009        $ 6.765      $ 8.488             0
                             2010        $ 8.488      $10.308             0
                             2011        $10.308      $10.105             0
                             2012        $10.105      $11.334             0
                             2013        $11.334      $15.114             0
                             2014        $15.114      $16.451             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.609      $10.877             0
                             2006        $10.877      $12.312             0
                             2007        $12.312      $12.696             0
                             2008        $12.696      $ 7.822         3,478
                             2009        $ 7.822      $ 9.687         3,295
                             2010        $ 9.687      $10.897         2,925
                             2011        $10.897      $10.876         1,336
                             2012        $10.876      $12.330         1,275
                             2013        $12.330      $15.947           859
                             2014        $15.947      $17.714           771

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.159      $10.150             0
                             2006        $10.150      $10.364             0
                             2007        $10.364      $10.576             0
                             2008        $10.576      $10.011        12,178
                             2009        $10.011      $11.334        12,284
                             2010        $11.334      $11.952         4,970
                             2011        $11.952      $12.544         2,861
                             2012        $12.544      $12.988         2,861
                             2013        $12.988      $12.471         2,861
                             2014        $12.471      $12.915         2,861
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.910      $ 9.987             0
                             2006        $ 9.987      $10.245             0
                             2007        $10.245      $10.543             0
                             2008        $10.543      $10.623        65,486
                             2009        $10.623      $10.465        67,465
                             2010        $10.465      $10.269        52,848
                             2011        $10.269      $10.070        52,967
                             2012        $10.070      $ 9.874        53,458
                             2013        $ 9.874      $ 9.683        69,264
                             2014        $ 9.683      $ 9.495        59,070
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.871      $12.661             0
                             2006        $12.661      $14.622             0
                             2007        $14.622      $16.780             0
                             2008        $16.780      $ 9.220         4,501
                             2009        $ 9.220      $11.410         2,609
                             2010        $11.410      $12.623           326
                             2011        $12.623      $10.231           326
                             2012        $10.231      $12.075           326
                             2013        $12.075      $15.412             0
                             2014        $15.412      $13.857             0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.540      $11.752         4,156
                             2006        $11.752      $12.836         3,993
                             2007        $12.836      $15.447         3,725
                             2008        $15.447      $ 8.975         4,744
                             2009        $ 8.975      $11.203         1,054
                             2010        $11.203      $12.215             0
                             2011        $12.215      $11.192             0
                             2012        $11.192      $11.459             0
                             2013        $11.459      $13.197             0
                             2014        $13.197      $13.302             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.267             0
                             2013        $ 9.267      $12.703             0
                             2014        $12.703      $13.472             0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.246      $10.909             0
                             2006        $10.909      $11.344             0
                             2007        $11.344      $12.427             0
                             2008        $12.427      $ 6.990             0
                             2009        $ 6.990      $ 8.274             0
                             2010        $ 8.274      $ 9.347             0
                             2011        $ 9.347      $ 8.421             0
                             2012        $ 8.421      $ 9.651             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.756             0
                             2007        $10.756      $11.376             0
                             2008        $11.376      $ 7.772             0
                             2009        $ 7.772      $ 9.752             0
                             2010        $ 9.752      $10.447             0
                             2011        $10.447      $10.213             0
                             2012        $10.213      $11.377             0
                             2013        $11.377      $14.383             0
                             2014        $14.383      $15.209             0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.640         2,195
                             2012        $11.640      $11.665         2,356
                             2013        $11.665      $11.111         2,453
                             2014        $11.111      $11.317         2,440
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.022      $11.858             0
                             2006        $11.858      $13.484             0
                             2007        $13.484      $13.554             0
                             2008        $13.554      $ 9.009         8,879
                             2009        $ 9.009      $10.963         8,878
                             2010        $10.963      $12.059        13,530
                             2011        $12.059      $11.557        13,530
                             2012        $11.557      $12.957        13,530
                             2013        $12.957      $16.995         6,103
                             2014        $16.995      $18.324         6,103
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.928      $11.494             0
                             2006        $11.494      $12.508             0
                             2007        $12.508      $13.402             0
                             2008        $13.402      $ 9.371         4,243
                             2009        $ 9.371      $11.932         3,223
                             2010        $11.932      $13.311         4,687
                             2011        $13.311      $12.203         5,385
                             2012        $12.203      $13.235         4,687
                             2013        $13.235      $16.671         2,523
                             2014        $16.671      $17.028         2,523
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.050      $12.039             0
                             2006        $12.039      $12.386             0
                             2007        $12.386      $14.281             0
                             2008        $14.281      $ 7.444             0
                             2009        $ 7.444      $11.414             0
                             2010        $11.414      $14.244             0
                             2011        $14.244      $12.659             0
                             2012        $12.659      $13.855             0
                             2013        $13.855      $18.557             0
                             2014        $18.557      $19.595             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.686      $11.047             0
                             2006        $11.047      $12.234             0
                             2007        $12.234      $12.157             0
                             2008        $12.157      $ 5.733             0
                             2009        $ 5.733      $ 8.305             0
                             2010        $ 8.305      $ 8.708             0
                             2011        $ 8.708      $ 8.249             0
                             2012        $ 8.249      $ 9.515             0
                             2013        $ 9.515      $12.434             0
                             2014        $12.434      $12.970             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.131      $10.259            0
                             2006        $10.259      $10.372            0
                             2007        $10.372      $10.883            0
                             2008        $10.883      $10.832        2,258
                             2009        $10.832      $10.712        2,578
                             2010        $10.712      $11.016        2,317
                             2011        $11.016      $11.061            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.865        1,365
                             2009        $ 6.865      $12.053        1,181
                             2010        $12.053      $14.775            0
                             2011        $14.775      $ 9.802            0
                             2012        $ 9.802      $10.877            0
                             2013        $10.877      $12.189            0
                             2014        $12.189      $10.505            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.240      $12.124            0
                             2006        $12.124      $13.679            0
                             2007        $13.679      $14.373            0
                             2008        $14.373      $10.161        6,136
                             2009        $10.161      $13.243        4,254
                             2010        $13.243      $14.980          848
                             2011        $14.980      $14.250        1,523
                             2012        $14.250      $15.479          888
                             2013        $15.479      $19.095          717
                             2014        $19.095      $20.303          673
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.929            0
                             2006        $10.929      $13.060            0
                             2007        $13.060      $12.021            0
                             2008        $12.021      $ 7.553            0
                             2009        $ 7.553      $ 7.144            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.566      $11.154            0
                             2006        $11.154      $12.077            0
                             2007        $12.077      $13.058            0
                             2008        $13.058      $10.747        1,150
                             2009        $10.747      $13.233        1,042
                             2010        $13.233      $14.029          908
                             2011        $14.029      $13.942          916
                             2012        $13.942      $15.498          887
                             2013        $15.498      $18.205          751
                             2014        $18.205      $19.321          710
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.254      $11.724            0
                             2006        $11.724      $13.572            0
                             2007        $13.572      $15.735            0
                             2008        $15.735      $14.779            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.427      $12.612            0
                             2006        $12.612      $13.494            0
                             2007        $13.494      $18.076            0
                             2008        $18.076      $ 9.870            0
                             2009        $ 9.870      $14.131            0
                             2010        $14.131      $14.753            0
                             2011        $14.753      $13.462            0
                             2012        $13.462      $16.348            0
                             2013        $16.348      $20.980            0
                             2014        $20.980      $22.313            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.276      $12.263            0
                             2006        $12.263      $13.320            0
                             2007        $13.320      $13.860            0
                             2008        $13.860      $ 8.664        1,774
                             2009        $ 8.664      $10.411          211
                             2010        $10.411      $11.154            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.267      $10.442            0
                             2006        $10.442      $12.069            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.364      $10.766            0
                             2006        $10.766      $12.430            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.136            0
                             2014        $15.136      $15.217            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.593      $10.600            0
                             2006        $10.600      $11.432            0
                             2007        $11.432      $11.381            0
                             2008        $11.381      $ 7.960            0
                             2009        $ 7.960      $11.335            0
                             2010        $11.335      $12.714            0
                             2011        $12.714      $12.947          755
                             2012        $12.947      $14.526            0
                             2013        $14.526      $14.684            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.413      $10.642            0
                             2006        $10.642      $11.198            0
                             2007        $11.198      $12.189            0
                             2008        $12.189      $ 7.531          253
                             2009        $ 7.531      $10.271          253
                             2010        $10.271      $11.295            0
                             2011        $11.295      $11.116            0
                             2012        $11.116      $12.717            0
                             2013        $12.717      $16.217            0
                             2014        $16.217      $17.668            0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.750      $11.281            0
                             2006        $11.281      $12.466            0
                             2007        $12.466      $13.448            0
                             2008        $13.448      $ 8.801            0
                             2009        $ 8.801      $10.921            0
                             2010        $10.921      $11.873            0
                             2011        $11.873      $11.360            0
                             2012        $11.360      $13.236            0
                             2013        $13.236      $17.097            0
                             2014        $17.097      $18.559            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.890      $10.185            0
                             2006        $10.185      $11.278            0
                             2007        $11.278      $11.306            0
                             2008        $11.306      $ 6.704            0
                             2009        $ 6.704      $10.710            0
                             2010        $10.710      $14.275            0
                             2011        $14.275      $12.529            0
                             2012        $12.529      $14.851            0
                             2013        $14.851      $20.563            0
                             2014        $20.563      $18.651            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.724      $10.788            0
                             2006        $10.788      $11.808            0
                             2007        $11.808      $12.032            0
                             2008        $12.032      $ 9.164        2,383
                             2009        $ 9.164      $10.578        1,300
                             2010        $10.578      $11.371        1,121
                             2011        $11.371      $11.326        1,128
                             2012        $11.326      $12.319        1,115
                             2013        $12.319      $14.342          952
                             2014        $14.342      $15.221          901
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.113      $11.602            0
                             2006        $11.602      $13.709            0
                             2007        $13.709      $14.461            0
                             2008        $14.461      $ 9.536            0
                             2009        $ 9.536      $11.449            0
                             2010        $11.449      $12.485            0
                             2011        $12.485      $12.185            0
                             2012        $12.185      $13.844            0
                             2013        $13.844      $18.407            0
                             2014        $18.407      $19.889            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.675            0
                             2006        $11.675      $11.757            0
                             2007        $11.757      $12.222            0
                             2008        $12.222      $ 6.086            0
                             2009        $ 6.086      $ 7.893            0
                             2010        $ 7.893      $ 9.841            0
                             2011        $ 9.841      $ 9.730            0
                             2012        $ 9.730      $11.082            0
                             2013        $11.082      $14.737            0
                             2014        $14.737      $15.248            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.327      $12.669            0
                             2006        $12.669      $14.579            0
                             2007        $14.579      $15.163            0
                             2008        $15.163      $ 8.871        4,442
                             2009        $ 8.871      $12.121        4,442
                             2010        $12.121      $13.751        6,978
                             2011        $13.751      $12.333        6,978
                             2012        $12.333      $14.626        6,978
                             2013        $14.626      $18.212        8,293
                             2014        $18.212      $18.224        8,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.261      $12.115            0
                             2006        $12.115      $13.620            0
                             2007        $13.620      $13.167            0
                             2008        $13.167      $ 8.004        4,623
                             2009        $ 8.004      $10.742        4,623
                             2010        $10.742      $12.961        5,980
                             2011        $12.961      $12.406        5,980
                             2012        $12.406      $14.313        5,980
                             2013        $14.313      $19.735        4,338
                             2014        $19.735      $21.606        3,890

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.324      $10.645             0
                             2006        $10.645      $10.666             0
                             2007        $10.666      $10.837             0
                             2008        $10.837      $10.373           243
                             2009        $10.373      $11.760           243
                             2010        $11.760      $12.511         2,138
                             2011        $12.511      $13.098             0
                             2012        $13.098      $14.235             0
                             2013        $14.235      $14.027             0
                             2014        $14.027      $15.288             0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.904      $ 9.980             0
                             2006        $ 9.980      $10.237             0
                             2007        $10.237      $10.527             0
                             2008        $10.527      $10.554             0
                             2009        $10.554      $10.360           168
                             2010        $10.360      $10.163           226
                             2011        $10.163      $ 9.971           223
                             2012        $ 9.971      $ 9.782           220
                             2013        $ 9.782      $ 9.597             0
                             2014        $ 9.597      $ 9.411             0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.538      $10.548             0
                             2006        $10.548      $10.416             0
                             2007        $10.416      $11.303             0
                             2008        $11.303      $10.302         6,163
                             2009        $10.302      $11.959         5,258
                             2010        $11.959      $12.677         7,554
                             2011        $12.677      $13.882         4,528
                             2012        $13.882      $14.802         4,528
                             2013        $14.802      $13.176         4,197
                             2014        $13.176      $13.318         4,197
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.226      $10.272             0
                             2006        $10.272      $10.460             0
                             2007        $10.460      $11.154             0
                             2008        $11.154      $11.464        16,322
                             2009        $11.464      $12.822        22,266
                             2010        $12.822      $13.593        16,747
                             2011        $13.593      $13.810        13,175
                             2012        $13.810      $14.838        15,904
                             2013        $14.838      $14.264         7,364
                             2014        $14.264      $14.584         7,348
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.761      $10.840             0
                             2006        $10.840      $11.778             0
                             2007        $11.778      $11.034             0
                             2008        $11.034      $ 7.446           246
                             2009        $ 7.446      $ 7.170             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.167      $10.454             0
                             2006        $10.454      $11.416             0
                             2007        $11.416      $11.900             0
                             2008        $11.900      $10.750             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.432      $10.806             0
                             2006        $10.806      $11.584             0
                             2007        $11.584      $12.775             0
                             2008        $12.775      $ 7.183         3,495
                             2009        $ 7.183      $ 9.987         3,494
                             2010        $ 9.987      $11.359         2,841
                             2011        $11.359      $11.290         2,841
                             2012        $11.290      $13.051         2,841
                             2013        $13.051      $18.024         2,841
                             2014        $18.024      $19.235         2,841
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.045      $11.230             0
                             2006        $11.230      $13.065             0
                             2007        $13.065      $13.197             0
                             2008        $13.197      $ 8.247         6,961
                             2009        $ 8.247      $10.128         5,804
                             2010        $10.128      $11.394         1,117
                             2011        $11.394      $11.059         1,155
                             2012        $11.059      $12.677         1,084
                             2013        $12.677      $16.086           850
                             2014        $16.086      $16.892           809
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.325      $11.692             0
                             2006        $11.692      $11.902             0
                             2007        $11.902      $14.196             0
                             2008        $14.196      $ 7.050             0
                             2009        $ 7.050      $11.416             0
                             2010        $11.416      $13.725             0
                             2011        $13.725      $13.048             0
                             2012        $13.048      $14.591             0
                             2013        $14.591      $21.135             0
                             2014        $21.135      $21.984             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.782      $14.633             0
                             2006        $14.633      $19.753             0
                             2007        $19.753      $16.021             0
                             2008        $16.021      $ 9.730        19,497
                             2009        $ 9.730      $12.258        17,179
                             2010        $12.258      $15.568         9,958
                             2011        $15.568      $16.130         9,865
                             2012        $16.130      $18.285         9,702
                             2013        $18.285      $18.243        11,004
                             2014        $18.243      $23.151        10,378
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.039      $15.582             0
                             2006        $15.582      $21.313             0
                             2007        $21.313      $28.755             0
                             2008        $28.755      $ 9.929             0
                             2009        $ 9.929      $20.755             0
                             2010        $20.755      $25.813             0
                             2011        $25.813      $18.796             0
                             2012        $18.796      $23.922             0
                             2013        $23.922      $26.275             0
                             2014        $26.275      $25.655             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.386      $18.421             0
                             2006        $18.421      $22.487             0
                             2007        $22.487      $32.046             0
                             2008        $32.046      $16.927             0
                             2009        $16.927      $26.146             0
                             2010        $26.146      $33.132           512
                             2011        $33.132      $27.142           512
                             2012        $27.142      $27.513           512
                             2013        $27.513      $29.818           512
                             2014        $29.818      $23.651           512
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.863      $ 9.690             0
                             2006        $ 9.690      $10.324             0
                             2007        $10.324      $10.532             0
                             2008        $10.532      $ 8.974             0
                             2009        $ 8.974      $10.020             0
                             2010        $10.020      $10.313             0
                             2011        $10.313      $ 9.883             0
                             2012        $ 9.883      $ 9.818             0
                             2013        $ 9.818      $10.113             0
                             2014        $10.113      $ 9.810             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.811      $10.976             0
                             2006        $10.976      $11.876             0
                             2007        $11.876      $11.605             0
                             2008        $11.605      $ 7.864        14,736
                             2009        $ 7.864      $11.941        13,067
                             2010        $11.941      $13.429         8,781
                             2011        $13.429      $13.335         8,467
                             2012        $13.335      $15.437         7,620
                             2013        $15.437      $16.053         4,318
                             2014        $16.053      $15.503         4,397

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 1.95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.153      $11.353             0
                             2006        $11.353      $13.230             0
                             2007        $13.230      $17.259             0
                             2008        $17.259      $ 9.253         4,939
                             2009        $ 9.253      $13.657         2,028
                             2010        $13.657      $15.200         1,468
                             2011        $15.200      $14.796         1,417
                             2012        $14.796      $17.084         2,056
                             2013        $17.084      $22.556         1,248
                             2014        $22.556      $25.065         1,796
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.037      $10.984             0
                             2006        $10.984      $11.287             0
                             2007        $11.287      $13.225             0
                             2008        $13.225      $ 6.957         3,946
                             2009        $ 6.957      $10.034           874
                             2010        $10.034      $11.096           665
                             2011        $11.096      $10.786           638
                             2012        $10.786      $11.556           637
                             2013        $11.556      $15.232           635
                             2014        $15.232      $16.496           633
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.559      $11.330           560
                             2006        $11.330      $12.196           560
                             2007        $12.196      $15.680           560
                             2008        $15.680      $ 6.378         7,069
                             2009        $ 6.378      $ 9.452         7,168
                             2010        $ 9.452      $11.007         5,739
                             2011        $11.007      $ 9.856         4,139
                             2012        $ 9.856      $11.168         2,232
                             2013        $11.168      $14.812           435
                             2014        $14.812      $15.608           436
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.463             0
                             2008        $ 9.463      $ 5.878           448
                             2009        $ 5.878      $ 7.448         3,641
                             2010        $ 7.448      $ 8.507         1,483
                             2011        $ 8.507      $ 7.817         1,312
                             2012        $ 7.817      $ 8.803         1,311
                             2013        $ 8.803      $11.396           989
                             2014        $11.396      $12.203             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.702             0
                             2008        $ 9.702      $ 6.117         7,386
                             2009        $ 6.117      $ 7.460         7,097
                             2010        $ 7.460      $ 7.999        14,533
                             2011        $ 7.999      $ 8.223        13,756
                             2012        $ 8.223      $ 9.384           703
                             2013        $ 9.384      $12.166           430
                             2014        $12.166      $13.312         1,326

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.151      $10.319             0
                             2006        $10.319      $10.829             0
                             2007        $10.829      $12.216             0
                             2008        $12.216      $ 8.506        10,597
                             2009        $ 8.506      $10.728         7,371
                             2010        $10.728      $11.976         7,273
                             2011        $11.976      $11.401         7,364
                             2012        $11.401      $12.533         6,400
                             2013        $12.533      $14.159         6,393
                             2014        $14.159      $14.637         6,065
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.316      $12.930         1,012
                             2006        $12.930      $14.113         2,092
                             2007        $14.113      $16.214         1,893
                             2008        $16.214      $ 9.101        28,684
                             2009        $ 9.101      $12.077        21,642
                             2010        $12.077      $13.832        17,751
                             2011        $13.832      $13.171        14,157
                             2012        $13.171      $14.983         6,476
                             2013        $14.983      $19.219         3,804
                             2014        $19.219      $21.019         3,788
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.770      $11.138             0
                             2006        $11.138      $13.084             0
                             2007        $13.084      $12.978             0
                             2008        $12.978      $ 7.269        14,731
                             2009        $ 7.269      $ 9.248        12,029
                             2010        $ 9.248      $10.410         9,669
                             2011        $10.410      $10.264         9,681
                             2012        $10.264      $11.767         8,786
                             2013        $11.767      $14.734         6,595
                             2014        $14.734      $15.655         5,794
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.745      $10.071             0
                             2006        $10.071      $10.514             0
                             2007        $10.514      $13.043             0
                             2008        $13.043      $ 6.731        16,962
                             2009        $ 6.731      $ 8.437        14,390
                             2010        $ 8.437      $10.236        12,852
                             2011        $10.236      $10.023        11,841
                             2012        $10.023      $11.231         4,964
                             2013        $11.231      $14.962         5,245
                             2014        $14.962      $16.269         5,133
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.599      $10.855           960
                             2006        $10.855      $12.275           932
                             2007        $12.275      $12.645           898
                             2008        $12.645      $ 7.783        23,795
                             2009        $ 7.783      $ 9.629        21,289
                             2010        $ 9.629      $10.821        19,513
                             2011        $10.821      $10.788        16,944
                             2012        $10.788      $12.218        13,671
                             2013        $12.218      $15.787         6,520
                             2014        $15.787      $17.518         6,022

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.149      $10.130           514
                             2006        $10.130      $10.334           923
                             2007        $10.334      $10.534           878
                             2008        $10.534      $ 9.961        18,708
                             2009        $ 9.961      $11.266        15,260
                             2010        $11.266      $11.868        13,587
                             2011        $11.868      $12.443        12,365
                             2012        $12.443      $12.871         8,174
                             2013        $12.871      $12.346         6,594
                             2014        $12.346      $12.772         6,370
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.901      $ 9.968         2,346
                             2006        $ 9.968      $10.215         3,989
                             2007        $10.215      $10.501         3,779
                             2008        $10.501      $10.570        20,703
                             2009        $10.570      $10.403        22,027
                             2010        $10.403      $10.197        20,364
                             2011        $10.197      $ 9.989        27,521
                             2012        $ 9.989      $ 9.785        40,094
                             2013        $ 9.785      $ 9.585         9,189
                             2014        $ 9.585      $ 9.390         7,866
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.861      $12.637             0
                             2006        $12.637      $14.579             0
                             2007        $14.579      $16.713             0
                             2008        $16.713      $ 9.174        11,572
                             2009        $ 9.174      $11.341        10,646
                             2010        $11.341      $12.534        10,245
                             2011        $12.534      $10.149        10,325
                             2012        $10.149      $11.966         9,298
                             2013        $11.966      $15.257         3,568
                             2014        $15.257      $13.704         3,357
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.530      $11.730             0
                             2006        $11.730      $12.798             0
                             2007        $12.798      $15.385             0
                             2008        $15.385      $ 8.931         1,114
                             2009        $ 8.931      $11.135         1,695
                             2010        $11.135      $12.130         1,279
                             2011        $12.130      $11.102         1,380
                             2012        $11.102      $11.355         1,699
                             2013        $11.355      $13.064         1,146
                             2014        $13.064      $13.154           618
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.183           532
                             2013        $ 9.183      $12.575           412
                             2014        $12.575      $13.323           118
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.236      $10.887             0
                             2006        $10.887      $11.311             0
                             2007        $11.311      $12.377             0
                             2008        $12.377      $ 6.956           778
                             2009        $ 6.956      $ 8.224           764
                             2010        $ 8.224      $ 9.281           526
                             2011        $ 9.281      $ 8.353           534
                             2012        $ 8.353      $ 9.570             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.748             0
                             2007        $10.748      $11.356             0
                             2008        $11.356      $ 7.750           699
                             2009        $ 7.750      $ 9.716           575
                             2010        $ 9.716      $10.397           574
                             2011        $10.397      $10.154           574
                             2012        $10.154      $11.300           419
                             2013        $11.300      $14.271           223
                             2014        $14.271      $15.075           223
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.546         5,139
                             2012        $11.546      $11.560         2,171
                             2013        $11.560      $10.999         1,790
                             2014        $10.999      $11.192         1,709
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.011      $11.835             0
                             2006        $11.835      $13.445             0
                             2007        $13.445      $13.500             0
                             2008        $13.500      $ 8.964        17,848
                             2009        $ 8.964      $10.897        15,212
                             2010        $10.897      $11.975        13,218
                             2011        $11.975      $11.464        11,010
                             2012        $11.464      $12.840         7,532
                             2013        $12.840      $16.824         4,765
                             2014        $16.824      $18.121         4,179
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.918      $11.472           908
                             2006        $11.472      $12.471         1,223
                             2007        $12.471      $13.348         1,118
                             2008        $13.348      $ 9.325        16,857
                             2009        $ 9.325      $11.860        15,391
                             2010        $11.860      $13.218        14,593
                             2011        $13.218      $12.105        15,355
                             2012        $12.105      $13.116         9,134
                             2013        $13.116      $16.504         3,559
                             2014        $16.504      $16.839         3,521
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.040      $12.016             0
                             2006        $12.016      $12.350             0
                             2007        $12.350      $14.224             0
                             2008        $14.224      $ 7.407         1,437
                             2009        $ 7.407      $11.345           874
                             2010        $11.345      $14.144           883
                             2011        $14.144      $12.557            97
                             2012        $12.557      $13.729           107
                             2013        $13.729      $18.370           825
                             2014        $18.370      $19.378           121
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.676      $11.025             0
                             2006        $11.025      $12.197             0
                             2007        $12.197      $12.109             0
                             2008        $12.109      $ 5.704        12,250
                             2009        $ 5.704      $ 8.255         6,812
                             2010        $ 8.255      $ 8.647         4,371
                             2011        $ 8.647      $ 8.182         4,481
                             2012        $ 8.182      $ 9.429         5,496
                             2013        $ 9.429      $12.309         3,524
                             2014        $12.309      $12.827         3,218

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.122      $10.239         1,017
                             2006        $10.239      $10.342         1,475
                             2007        $10.342      $10.839         1,377
                             2008        $10.839      $10.778         5,873
                             2009        $10.778      $10.648         9,644
                             2010        $10.648      $10.939         7,000
                             2011        $10.939      $10.980             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.830         1,406
                             2009        $ 6.830      $11.981         1,360
                             2010        $11.981      $14.671         1,240
                             2011        $14.671      $ 9.724         1,064
                             2012        $ 9.724      $10.779         1,038
                             2013        $10.779      $12.066           962
                             2014        $12.066      $10.388           381
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.230      $12.101           861
                             2006        $12.101      $13.639         1,119
                             2007        $13.639      $14.316         1,043
                             2008        $14.316      $10.110        13,049
                             2009        $10.110      $13.163         9,890
                             2010        $13.163      $14.874         9,661
                             2011        $14.874      $14.136         8,312
                             2012        $14.136      $15.339         3,084
                             2013        $15.339      $18.903         1,933
                             2014        $18.903      $20.078         1,535
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.921             0
                             2006        $10.921      $13.038             0
                             2007        $13.038      $11.989             0
                             2008        $11.989      $ 7.525         4,642
                             2009        $ 7.525      $ 7.115             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.556      $11.133             0
                             2006        $11.133      $12.041             0
                             2007        $12.041      $13.006             0
                             2008        $13.006      $10.693         3,192
                             2009        $10.693      $13.154         6,741
                             2010        $13.154      $13.930         7,821
                             2011        $13.930      $13.830         4,084
                             2012        $13.830      $15.358         3,986
                             2013        $15.358      $18.022         2,809
                             2014        $18.022      $19.107         2,696
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.244      $11.701             0
                             2006        $11.701      $13.532             0
                             2007        $13.532      $15.672             0
                             2008        $15.672      $14.715             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.417      $12.587             0
                             2006        $12.587      $13.454             0
                             2007        $13.454      $18.004             0
                             2008        $18.004      $ 9.821        13,194
                             2009        $ 9.821      $14.046         8,055
                             2010        $14.046      $14.649         5,350
                             2011        $14.649      $13.354         2,516
                             2012        $13.354      $16.200         3,133
                             2013        $16.200      $20.769         2,214
                             2014        $20.769      $22.066         1,722

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.266      $12.240             0
                             2006        $12.240      $13.281             0
                             2007        $13.281      $13.804             0
                             2008        $13.804      $ 8.621        12,292
                             2009        $ 8.621      $10.349        10,291
                             2010        $10.349      $11.084             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.258      $10.422             0
                             2006        $10.422      $12.033             0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.354      $10.745             0
                             2006        $10.745      $12.393             0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.984         4,199
                             2014        $14.984      $15.049         3,546
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.583      $10.579             0
                             2006        $10.579      $11.398           334
                             2007        $11.398      $11.335           315
                             2008        $11.335      $ 7.921        11,168
                             2009        $ 7.921      $11.267         9,015
                             2010        $11.267      $12.625         7,838
                             2011        $12.625      $12.843         7,024
                             2012        $12.843      $14.395         4,988
                             2013        $14.395      $14.542             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.404      $10.622             0
                             2006        $10.622      $11.165             0
                             2007        $11.165      $12.140             0
                             2008        $12.140      $ 7.493         4,412
                             2009        $ 7.493      $10.209         2,701
                             2010        $10.209      $11.216         2,642
                             2011        $11.216      $11.027         2,727
                             2012        $11.027      $12.602         1,793
                             2013        $12.602      $16.054           862
                             2014        $16.054      $17.472         1,647
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.740      $11.259             0
                             2006        $11.259      $12.429             0
                             2007        $12.429      $13.394             0
                             2008        $13.394      $ 8.757         5,233
                             2009        $ 8.757      $10.855         4,087
                             2010        $10.855      $11.789         3,740
                             2011        $11.789      $11.269         3,834
                             2012        $11.269      $13.116         3,695
                             2013        $13.116      $16.925         3,266
                             2014        $16.925      $18.354         2,842
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.880      $10.165             0
                             2006        $10.165      $11.245             0
                             2007        $11.245      $11.261             0
                             2008        $11.261      $ 6.671         6,557
                             2009        $ 6.671      $10.645         5,377
                             2010        $10.645      $14.175         4,770
                             2011        $14.175      $12.428         4,558
                             2012        $12.428      $14.716         3,674
                             2013        $14.716      $20.357           999
                             2014        $20.357      $18.445           346

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.714      $10.767             0
                             2006        $10.767      $11.773             0
                             2007        $11.773      $11.984             0
                             2008        $11.984      $ 9.118        18,184
                             2009        $ 9.118      $10.514        16,873
                             2010        $10.514      $11.291        13,631
                             2011        $11.291      $11.235        13,093
                             2012        $11.235      $12.208        12,684
                             2013        $12.208      $14.198         6,739
                             2014        $14.198      $15.053         5,131
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.103      $11.579         1,053
                             2006        $11.579      $13.668         1,053
                             2007        $13.668      $14.403         1,053
                             2008        $14.403      $ 9.488         4,064
                             2009        $ 9.488      $11.380         2,246
                             2010        $11.380      $12.397         2,145
                             2011        $12.397      $12.087         2,041
                             2012        $12.087      $13.719         1,937
                             2013        $13.719      $18.221           517
                             2014        $18.221      $19.669           168
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.667             0
                             2006        $11.667      $11.737             0
                             2007        $11.737      $12.189             0
                             2008        $12.189      $ 6.063             0
                             2009        $ 6.063      $ 7.855             0
                             2010        $ 7.855      $ 9.784         1,447
                             2011        $ 9.784      $ 9.664         1,352
                             2012        $ 9.664      $10.996           334
                             2013        $10.996      $14.607           897
                             2014        $14.607      $15.098             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.317      $12.644           523
                             2006        $12.644      $14.536           523
                             2007        $14.536      $15.102           523
                             2008        $15.102      $ 8.826        20,906
                             2009        $ 8.826      $12.048        17,303
                             2010        $12.048      $13.654        14,202
                             2011        $13.654      $12.234        11,596
                             2012        $12.234      $14.493         6,873
                             2013        $14.493      $18.028         4,025
                             2014        $18.028      $18.022         3,270
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.250      $12.091           528
                             2006        $12.091      $13.580           528
                             2007        $13.580      $13.115           528
                             2008        $13.115      $ 7.964        18,816
                             2009        $ 7.964      $10.678        15,659
                             2010        $10.678      $12.870        13,843
                             2011        $12.870      $12.307        11,660
                             2012        $12.307      $14.184         5,710
                             2013        $14.184      $19.537         4,737
                             2014        $19.537      $21.367         3,371

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.315      $10.624             0
                             2006        $10.624      $10.635             0
                             2007        $10.635      $10.794             0
                             2008        $10.794      $10.321        11,021
                             2009        $10.321      $11.690         6,222
                             2010        $11.690      $12.423         4,591
                             2011        $12.423      $12.992         3,728
                             2012        $12.992      $14.106         2,370
                             2013        $14.106      $13.886         2,142
                             2014        $13.886      $15.119         1,977
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.895      $ 9.960           358
                             2006        $ 9.960      $10.207           355
                             2007        $10.207      $10.485           352
                             2008        $10.485      $10.501        25,951
                             2009        $10.501      $10.298        21,518
                             2010        $10.298      $10.092        20,683
                             2011        $10.092      $ 9.891        15,450
                             2012        $ 9.891      $ 9.694        11,457
                             2013        $ 9.694      $ 9.501        10,361
                             2014        $ 9.501      $ 9.307        10,612
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.528      $10.528           478
                             2006        $10.528      $10.385           478
                             2007        $10.385      $11.258           478
                             2008        $11.258      $10.251       121,212
                             2009        $10.251      $11.887       109,743
                             2010        $11.887      $12.588        97,258
                             2011        $12.588      $13.770        77,395
                             2012        $13.770      $14.668        66,979
                             2013        $14.668      $13.043        57,681
                             2014        $13.043      $13.171        37,282
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.216      $10.252         2,375
                             2006        $10.252      $10.429         2,781
                             2007        $10.429      $11.110         2,700
                             2008        $11.110      $11.407        69,955
                             2009        $11.407      $12.745        64,059
                             2010        $12.745      $13.497        59,081
                             2011        $13.497      $13.699        51,186
                             2012        $13.699      $14.704        36,817
                             2013        $14.704      $14.120        30,827
                             2014        $14.120      $14.422        42,782
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.754      $10.822             0
                             2006        $10.822      $11.746             0
                             2007        $11.746      $10.993             0
                             2008        $10.993      $ 7.410         2,774
                             2009        $ 7.410      $ 7.133             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.156      $10.433             0
                             2006        $10.433      $11.382             0
                             2007        $11.382      $11.853             0
                             2008        $11.853      $10.706             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.422      $10.785         2,248
                             2006        $10.785      $11.550         2,248
                             2007        $11.550      $12.725         2,248
                             2008        $12.725      $ 7.148        19,376
                             2009        $ 7.148      $ 9.927        13,870
                             2010        $ 9.927      $11.279        12,522
                             2011        $11.279      $11.199        12,448
                             2012        $11.199      $12.933         8,282
                             2013        $12.933      $17.843         6,193
                             2014        $17.843      $19.022         5,144
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.034      $11.208         1,617
                             2006        $11.208      $13.026         1,617
                             2007        $13.026      $13.145         1,617
                             2008        $13.145      $ 8.206        36,500
                             2009        $ 8.206      $10.067        27,840
                             2010        $10.067      $11.314        23,674
                             2011        $11.314      $10.970        19,401
                             2012        $10.970      $12.563        12,275
                             2013        $12.563      $15.924         4,907
                             2014        $15.924      $16.705         4,629
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.316      $11.669             0
                             2006        $11.669      $11.866             0
                             2007        $11.866      $14.140             0
                             2008        $14.140      $ 7.015         2,023
                             2009        $ 7.015      $11.347         2,446
                             2010        $11.347      $13.628         2,214
                             2011        $13.628      $12.944         2,197
                             2012        $12.944      $14.459         1,483
                             2013        $14.459      $20.922         1,983
                             2014        $20.922      $21.741         1,426
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.770      $14.604         1,070
                             2006        $14.604      $19.695         1,646
                             2007        $19.695      $15.957         1,963
                             2008        $15.957      $ 9.681        24,317
                             2009        $ 9.681      $12.184        20,226
                             2010        $12.184      $15.459        17,238
                             2011        $15.459      $16.000        14,273
                             2012        $16.000      $18.120         9,838
                             2013        $18.120      $18.059         7,340
                             2014        $18.059      $22.894         5,327
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.027      $15.552             0
                             2006        $15.552      $21.250             0
                             2007        $21.250      $28.641             0
                             2008        $28.641      $ 9.880         4,980
                             2009        $ 9.880      $20.630         2,624
                             2010        $20.630      $25.632         1,575
                             2011        $25.632      $18.645         1,059
                             2012        $18.645      $23.705         1,485
                             2013        $23.705      $26.010           358
                             2014        $26.010      $25.371           347

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.375      $18.385             0
                             2006        $18.385      $22.421             0
                             2007        $22.421      $31.918             0
                             2008        $31.918      $16.843        10,186
                             2009        $16.843      $25.989         9,994
                             2010        $25.989      $32.899         9,244
                             2011        $32.899      $26.924         8,702
                             2012        $26.924      $27.264         6,869
                             2013        $27.264      $29.518         6,579
                             2014        $29.518      $23.389         6,538
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.853      $ 9.672             0
                             2006        $ 9.672      $10.294             0
                             2007        $10.294      $10.490             0
                             2008        $10.490      $ 8.929         1,438
                             2009        $ 8.929      $ 9.959           661
                             2010        $ 9.959      $10.240           542
                             2011        $10.240      $ 9.803         1,787
                             2012        $ 9.803      $ 9.730           818
                             2013        $ 9.730      $10.011           535
                             2014        $10.011      $ 9.702           473
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.801      $10.955         1,975
                             2006        $10.955      $11.841         2,642
                             2007        $11.841      $11.559         2,641
                             2008        $11.559      $ 7.825        16,131
                             2009        $ 7.825      $11.869        12,323
                             2010        $11.869      $13.334         9,916
                             2011        $13.334      $13.228         7,926
                             2012        $13.228      $15.298         2,612
                             2013        $15.298      $15.892         1,745
                             2014        $15.892      $15.331         1,335

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.148      $11.342           10
                             2006        $11.342      $13.210           31
                             2007        $13.210      $17.224           66
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
                             2013        $17.007      $22.442          555
                             2014        $22.442      $24.926          289
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.033      $10.974            6
                             2006        $10.974      $11.270            8
                             2007        $11.270      $13.199           12
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
                             2013        $11.503      $15.155          245
                             2014        $15.155      $16.404          231
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.554      $11.319            9
                             2006        $11.319      $12.177           32
                             2007        $12.177      $15.648           71
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501
                             2013        $11.117      $14.737        2,348
                             2014        $14.737      $15.521        1,965
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.459            1
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
                             2013        $ 8.777      $11.357            0
                             2014        $11.357      $12.156            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.698           33
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
                             2013        $ 9.356      $12.125           30
                             2014        $12.125      $13.260           28

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.146      $10.309            29
                             2006        $10.309      $10.813            30
                             2007        $10.813      $12.191            27
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
                             2013        $12.476      $14.087         1,772
                             2014        $14.087      $14.555         1,675
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.311      $12.917           430
                             2006        $12.917      $14.092           636
                             2007        $14.092      $16.182           665
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
                             2013        $14.915      $19.122         2,889
                             2014        $19.122      $20.902         1,185
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.765      $11.127            25
                             2006        $11.127      $13.065           675
                             2007        $13.065      $12.952            30
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
                             2013        $11.714      $14.659           915
                             2014        $14.659      $15.568           904
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.741      $10.062           270
                             2006        $10.062      $10.498           518
                             2007        $10.498      $13.016           521
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041
                             2013        $11.180      $14.886           736
                             2014        $14.886      $16.179           736
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.594      $10.845           536
                             2006        $10.845      $12.257         1,666
                             2007        $12.257      $12.620         1,649
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695
                             2013        $12.163      $15.707         3,948
                             2014        $15.707      $17.421         3,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.145      $10.120           775
                             2006        $10.120      $10.318         2,841
                             2007        $10.318      $10.513         1,211
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
                             2013        $12.812      $12.284         6,268
                             2014        $12.284      $12.701         3,217
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.896      $ 9.958           987
                             2006        $ 9.958      $10.200         3,316
                             2007        $10.200      $10.480         2,476
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
                             2013        $ 9.740      $ 9.537         6,875
                             2014        $ 9.537      $ 9.337         6,061
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.856      $12.625           415
                             2006        $12.625      $14.557         1,880
                             2007        $14.557      $16.680         1,253
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
                             2013        $11.912      $15.180         3,690
                             2014        $15.180      $13.628         3,983
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.526      $11.718             0
                             2006        $11.718      $12.779             0
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119
                             2013        $11.304      $12.999             3
                             2014        $12.999      $13.081             3
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.142           367
                             2013        $ 9.142      $12.511           312
                             2014        $12.511      $13.249           256
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.232      $10.877           116
                             2006        $10.877      $11.294           116
                             2007        $11.294      $12.353           116
                             2008        $12.353      $ 6.938           142
                             2009        $ 6.938      $ 8.200           142
                             2010        $ 8.200      $ 9.248           142
                             2011        $ 9.248      $ 8.320           142
                             2012        $ 8.320      $ 9.530             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745           714
                             2007        $10.745      $11.347            14
                             2008        $11.347      $ 7.740         4,163
                             2009        $ 7.740      $ 9.698         3,963
                             2010        $ 9.698      $10.372         2,964
                             2011        $10.372      $10.125         2,895
                             2012        $10.125      $11.261         2,774
                             2013        $11.261      $14.215         1,761
                             2014        $14.215      $15.008         1,751
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500           772
                             2012        $11.500      $11.507           395
                             2013        $11.507      $10.944            66
                             2014        $10.944      $11.130            68
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.006      $11.823           425
                             2006        $11.823      $13.425         1,636
                             2007        $13.425      $13.473         1,658
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
                             2013        $12.782      $16.739         4,188
                             2014        $16.739      $18.020         3,396
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.913      $11.461             0
                             2006        $11.461      $12.453           379
                             2007        $12.453      $13.322             5
                             2008        $13.322      $ 9.301         5,011
                             2009        $ 9.301      $11.824         3,173
                             2010        $11.824      $13.171         2,724
                             2011        $13.171      $12.057         2,761
                             2012        $12.057      $13.056         2,318
                             2013        $13.056      $16.420         1,920
                             2014        $16.420      $16.746         1,919
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.035      $12.004             0
                             2006        $12.004      $12.331             0
                             2007        $12.331      $14.196             0
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
                             2013        $13.667      $18.278           847
                             2014        $18.278      $19.270           847
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.671      $11.014           307
                             2006        $11.014      $12.179           329
                             2007        $12.179      $12.085           336
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
                             2013        $ 9.386      $12.247         2,659
                             2014        $12.247      $12.755         2,593

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.117      $10.229           59
                             2006        $10.229      $10.326           63
                             2007        $10.326      $10.818           60
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813        1,692
                             2009        $ 6.813      $11.945        1,598
                             2010        $11.945      $14.620        1,557
                             2011        $14.620      $ 9.684        1,556
                             2012        $ 9.684      $10.730        1,556
                             2013        $10.730      $12.005           54
                             2014        $12.005      $10.330            3
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.225      $12.089          488
                             2006        $12.089      $13.619        1,361
                             2007        $13.619      $14.287        1,386
                             2008        $14.287      $10.085        7,350
                             2009        $10.085      $13.123        5,424
                             2010        $13.123      $14.822        4,331
                             2011        $14.822      $14.079        4,570
                             2012        $14.079      $15.270        3,154
                             2013        $15.270      $18.807        1,580
                             2014        $18.807      $19.966        1,460
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027          244
                             2007        $13.027      $11.972           79
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.551      $11.122            1
                             2006        $11.122      $12.023            3
                             2007        $12.023      $12.980            6
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
                             2013        $15.288      $17.931        1,518
                             2014        $17.931      $19.001        1,378
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $11.690            0
                             2006        $11.690      $13.512            0
                             2007        $13.512      $15.641            0
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.411      $12.575          228
                             2006        $12.575      $13.434          427
                             2007        $13.434      $17.968          426
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
                             2013        $16.126      $20.664          825
                             2014        $20.664      $21.943          775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.260      $12.228          141
                             2006        $12.228      $13.261          185
                             2007        $13.261      $13.777          246
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366
                             2010        $10.317      $11.048            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.253      $10.411            1
                             2006        $10.411      $12.016            1
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.349      $10.734           28
                             2006        $10.734      $12.375           26
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.908          857
                             2014        $14.908      $14.965          229
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.578      $10.569          111
                             2006        $10.569      $11.382          111
                             2007        $11.382      $11.313          111
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
                             2013        $14.329      $14.471            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.399      $10.611          214
                             2006        $10.611      $11.148        1,690
                             2007        $11.148      $12.116        1,582
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726
                             2013        $12.545      $15.973        1,815
                             2014        $15.973      $17.375        1,731
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.735      $11.248            0
                             2006        $11.248      $12.411            0
                             2007        $12.411      $13.367            0
                             2008        $13.367      $ 8.735          791
                             2009        $ 8.735      $10.822        1,337
                             2010        $10.822      $11.748        1,213
                             2011        $11.748      $11.224        1,043
                             2012        $11.224      $13.057          902
                             2013        $13.057      $16.839          610
                             2014        $16.839      $18.252            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.876      $10.155            0
                             2006        $10.155      $11.228            0
                             2007        $11.228      $11.239            0
                             2008        $11.239      $ 6.654        1,853
                             2009        $ 6.654      $10.613        2,483
                             2010        $10.613      $14.125        3,909
                             2011        $14.125      $12.378        3,841
                             2012        $12.378      $14.650        3,317
                             2013        $14.650      $20.254        1,253
                             2014        $20.254      $18.342        1,253

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.709      $10.757           501
                             2006        $10.757      $11.756           529
                             2007        $11.756      $11.960           534
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
                             2013        $12.152      $14.127         3,354
                             2014        $14.127      $14.969         3,070
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.097      $11.568             0
                             2006        $11.568      $13.648             0
                             2007        $13.648      $14.374             0
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
                             2013        $13.657      $18.129             0
                             2014        $18.129      $19.560             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727             0
                             2007        $11.727      $12.172             0
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
                             2013        $10.953      $14.543         1,669
                             2014        $14.543      $15.024             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.312      $12.632             1
                             2006        $12.632      $14.515             3
                             2007        $14.515      $15.072             6
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383
                             2013        $14.428      $17.937         1,486
                             2014        $17.937      $17.922         1,473
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.245      $12.079            95
                             2006        $12.079      $13.560           503
                             2007        $13.560      $13.089           530
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
                             2013        $14.119      $19.438         1,595
                             2014        $19.438      $21.248         1,556

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.310      $10.614           142
                             2006        $10.614      $10.619         1,171
                             2007        $10.619      $10.772         1,178
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
                             2013        $14.042      $13.816         1,311
                             2014        $13.816      $15.035         1,265
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.890      $ 9.951           392
                             2006        $ 9.951      $10.192           411
                             2007        $10.192      $10.464           430
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341
                             2013        $ 9.650      $ 9.453         1,699
                             2014        $ 9.453      $ 9.255         1,361
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.523      $10.517           501
                             2006        $10.517      $10.370         1,108
                             2007        $10.370      $11.235         1,058
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449
                             2013        $14.602      $12.977         2,808
                             2014        $12.977      $13.097         2,789
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.212      $10.242           583
                             2006        $10.242      $10.414         3,132
                             2007        $10.414      $11.088           932
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
                             2013        $14.637      $14.049         3,476
                             2014        $14.049      $14.342         3,390
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.750      $10.813             0
                             2006        $10.813      $11.730             0
                             2007        $11.730      $10.973             0
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.151      $10.423           123
                             2006        $10.423      $11.365           124
                             2007        $11.365      $11.829           128
                             2008        $11.829      $10.685             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.417      $10.774           443
                             2006        $10.774      $11.533         2,919
                             2007        $11.533      $12.699         2,176
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
                             2013        $12.874      $17.753         2,631
                             2014        $17.753      $18.917         2,512
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.029      $11.197           903
                             2006        $11.197      $13.007         2,594
                             2007        $13.007      $13.118         2,618
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853
                             2013        $12.506      $15.843         5,577
                             2014        $15.843      $16.612         4,765
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.311      $11.658           114
                             2006        $11.658      $11.849           114
                             2007        $11.849      $14.111           114
                             2008        $14.111      $ 6.997         2,412
                             2009        $ 6.997      $11.313         2,172
                             2010        $11.313      $13.580         1,591
                             2011        $13.580      $12.891         1,594
                             2012        $12.891      $14.394         1,208
                             2013        $14.394      $20.816            84
                             2014        $20.816      $21.620            37
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.764      $14.590           256
                             2006        $14.590      $19.666           280
                             2007        $19.666      $15.925           331
                             2008        $15.925      $ 9.657         3,507
                             2009        $ 9.657      $12.148         2,547
                             2010        $12.148      $15.405         2,238
                             2011        $15.405      $15.936         2,373
                             2012        $15.936      $18.037         1,697
                             2013        $18.037      $17.968           219
                             2014        $17.968      $22.767           157
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.022      $15.536             0
                             2006        $15.536      $21.218             0
                             2007        $21.218      $28.584             0
                             2008        $28.584      $ 9.855         1,602
                             2009        $ 9.855      $20.568         1,715
                             2010        $20.568      $25.541         3,485
                             2011        $25.541      $18.570         1,965
                             2012        $18.570      $23.598         1,921
                             2013        $23.598      $25.879           364
                             2014        $25.879      $25.230             2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.369      $18.368            1
                             2006        $18.368      $22.387            2
                             2007        $22.387      $31.855            3
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183
                             2013        $27.140      $29.369          355
                             2014        $29.369      $23.259          331
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.849      $ 9.662            0
                             2006        $ 9.662      $10.278            0
                             2007        $10.278      $10.469            0
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
                             2013        $ 9.685      $ 9.961            0
                             2014        $ 9.961      $ 9.648            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.796      $10.944          333
                             2006        $10.944      $11.824        1,989
                             2007        $11.824      $11.536        1,332
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775
                             2013        $15.228      $15.812        3,045
                             2014        $15.812      $15.246        2,703

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.167      $11.387            0
                             2006        $11.387      $13.289        2,237
                             2007        $13.289      $17.362            0
                             2008        $17.362      $ 9.322        3,809
                             2009        $ 9.322      $13.781        2,843
                             2010        $13.781      $15.362        2,643
                             2011        $15.362      $14.976        1,121
                             2012        $14.976      $17.319        1,037
                             2013        $17.319      $22.901          909
                             2014        $22.901      $25.487          834
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.051      $11.016            0
                             2006        $11.016      $11.337           35
                             2007        $11.337      $13.304           55
                             2008        $13.304      $ 7.009          736
                             2009        $ 7.009      $10.125          641
                             2010        $10.125      $11.214          641
                             2011        $11.214      $10.918          641
                             2012        $10.918      $11.714           64
                             2013        $11.714      $15.465           58
                             2014        $15.465      $16.773           53
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.574      $11.363          684
                             2006        $11.363      $12.250        4,222
                             2007        $12.250      $15.774        1,912
                             2008        $15.774      $ 6.426        3,684
                             2009        $ 6.426      $ 9.538        2,991
                             2010        $ 9.538      $11.124        2,459
                             2011        $11.124      $ 9.976        2,036
                             2012        $ 9.976      $11.321          690
                             2013        $11.321      $15.038          280
                             2014        $15.038      $15.871          270
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.473            0
                             2008        $ 9.473      $ 5.893            0
                             2009        $ 5.893      $ 7.479            0
                             2010        $ 7.479      $ 8.555            0
                             2011        $ 8.555      $ 7.873            0
                             2012        $ 7.873      $ 8.880            0
                             2013        $ 8.880      $11.513            0
                             2014        $11.513      $12.346            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.712            0
                             2008        $ 9.712      $ 6.133            0
                             2009        $ 6.133      $ 7.491            0
                             2010        $ 7.491      $ 8.044            0
                             2011        $ 8.044      $ 8.282            0
                             2012        $ 8.282      $ 9.465            0
                             2013        $ 9.465      $12.291            0
                             2014        $12.291      $13.470            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.165      $10.349         3,243
                             2006        $10.349      $10.878         2,532
                             2007        $10.878      $12.289         2,308
                             2008        $12.289      $ 8.571         2,210
                             2009        $ 8.571      $10.826         2,210
                             2010        $10.826      $12.103         2,210
                             2011        $12.103      $11.539         2,210
                             2012        $11.539      $12.705             0
                             2013        $12.705      $14.375             0
                             2014        $14.375      $14.883             0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.332      $12.968        20,860
                             2006        $12.968      $14.176        31,703
                             2007        $14.176      $16.312        27,976
                             2008        $16.312      $ 9.170        19,287
                             2009        $ 9.170      $12.186         8,927
                             2010        $12.186      $13.979         8,674
                             2011        $13.979      $13.332         8,680
                             2012        $13.332      $15.189         5,668
                             2013        $15.189      $19.512         2,157
                             2014        $19.512      $21.373           978
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.785      $11.170        11,713
                             2006        $11.170      $13.143        17,421
                             2007        $13.143      $13.056        12,146
                             2008        $13.056      $ 7.324        11,541
                             2009        $ 7.324      $ 9.332         3,214
                             2010        $ 9.332      $10.520         3,141
                             2011        $10.520      $10.389         3,114
                             2012        $10.389      $11.929           405
                             2013        $11.929      $14.959           278
                             2014        $14.959      $15.919           210
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.759      $10.101         1,068
                             2006        $10.101      $10.561         3,056
                             2007        $10.561      $13.121         3,011
                             2008        $13.121      $ 6.782         4,991
                             2009        $ 6.782      $ 8.514         2,528
                             2010        $ 8.514      $10.345         2,133
                             2011        $10.345      $10.145           733
                             2012        $10.145      $11.386           415
                             2013        $11.386      $15.190           381
                             2014        $15.190      $16.543           333
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.614      $10.887        27,295
                             2006        $10.887      $12.330        27,743
                             2007        $12.330      $12.721        27,122
                             2008        $12.721      $ 7.842        23,853
                             2009        $ 7.842      $ 9.716        15,967
                             2010        $ 9.716      $10.936        15,476
                             2011        $10.936      $10.920        11,082
                             2012        $10.920      $12.386         6,365
                             2013        $12.386      $16.028         3,620
                             2014        $16.028      $17.813         2,824

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.163      $10.160         7,157
                             2006        $10.160      $10.380        10,138
                             2007        $10.380      $10.597        10,115
                             2008        $10.597      $10.036         7,293
                             2009        $10.036      $11.368         5,296
                             2010        $11.368      $11.994         5,455
                             2011        $11.994      $12.595         3,337
                             2012        $12.595      $13.047         1,916
                             2013        $13.047      $12.535         1,648
                             2014        $12.535      $12.987         1,373
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.915      $ 9.997        13,959
                             2006        $ 9.997      $10.261        50,381
                             2007        $10.261      $10.564        85,777
                             2008        $10.564      $10.650        22,428
                             2009        $10.650      $10.497        13,102
                             2010        $10.497      $10.305        14,327
                             2011        $10.305      $10.111         9,778
                             2012        $10.111      $ 9.919         5,756
                             2013        $ 9.919      $ 9.732         5,329
                             2014        $ 9.732      $ 9.548         4,900
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.876      $12.674         3,879
                             2006        $12.674      $14.643         6,726
                             2007        $14.643      $16.813         5,215
                             2008        $16.813      $ 9.243         5,779
                             2009        $ 9.243      $11.445         4,512
                             2010        $11.445      $12.668         4,335
                             2011        $12.668      $10.272         2,129
                             2012        $10.272      $12.130         1,787
                             2013        $12.130      $15.490         1,577
                             2014        $15.490      $13.935         1,779
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.545      $11.764             0
                             2006        $11.764      $12.855         2,808
                             2007        $12.855      $15.478         1,695
                             2008        $15.478      $ 8.998         1,797
                             2009        $ 8.998      $11.236           474
                             2010        $11.236      $12.259           463
                             2011        $12.259      $11.237           457
                             2012        $11.237      $11.511           511
                             2013        $11.511      $13.264           516
                             2014        $13.264      $13.376           546
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.309             0
                             2013        $ 9.309      $12.767             0
                             2014        $12.767      $13.547             0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.251      $10.919             0
                             2006        $10.919      $11.361             0
                             2007        $11.361      $12.452             0
                             2008        $12.452      $ 7.008             0
                             2009        $ 7.008      $ 8.299             0
                             2010        $ 8.299      $ 9.380             0
                             2011        $ 9.380      $ 8.455             0
                             2012        $ 8.455      $ 9.691             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.759          117
                             2007        $10.759      $11.385          117
                             2008        $11.385      $ 7.782          117
                             2009        $ 7.782      $ 9.771          117
                             2010        $ 9.771      $10.472          117
                             2011        $10.472      $10.243          117
                             2012        $10.243      $11.416          117
                             2013        $11.416      $14.439            0
                             2014        $14.439      $15.277            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.687        3,399
                             2012        $11.687      $11.718        1,704
                             2013        $11.718      $11.168          162
                             2014        $11.168      $11.381          162
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.027      $11.869        5,952
                             2006        $11.869      $13.504        7,435
                             2007        $13.504      $13.581        7,698
                             2008        $13.581      $ 9.031        7,108
                             2009        $ 9.031      $10.996        7,229
                             2010        $10.996      $12.102        7,067
                             2011        $12.102      $11.604        3,285
                             2012        $11.604      $13.016        2,665
                             2013        $13.016      $17.081        2,394
                             2014        $17.081      $18.426        2,100
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.933      $11.505          399
                             2006        $11.505      $12.527          443
                             2007        $12.527      $13.428          412
                             2008        $13.428      $ 9.395        7,139
                             2009        $ 9.395      $11.968        6,750
                             2010        $11.968      $13.358        6,678
                             2011        $13.358      $12.253        6,823
                             2012        $12.253      $13.296        3,464
                             2013        $13.296      $16.756        1,323
                             2014        $16.756      $17.123          484
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.055      $12.051            0
                             2006        $12.051      $12.405            0
                             2007        $12.405      $14.309            0
                             2008        $14.309      $ 7.463          304
                             2009        $ 7.463      $11.448          258
                             2010        $11.448      $14.294           54
                             2011        $14.294      $12.710            0
                             2012        $12.710      $13.918            0
                             2013        $13.918      $18.651            0
                             2014        $18.651      $19.704            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.691      $11.057          151
                             2006        $11.057      $12.252        2,277
                             2007        $12.252      $12.182        2,546
                             2008        $12.182      $ 5.747        4,282
                             2009        $ 5.747      $ 8.330        3,523
                             2010        $ 8.330      $ 8.739        2,482
                             2011        $ 8.739      $ 8.282        1,299
                             2012        $ 8.282      $ 9.559        1,003
                             2013        $ 9.559      $12.497          101
                             2014        $12.497      $13.043           22

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.136      $10.269         6,793
                             2006        $10.269      $10.388         8,280
                             2007        $10.388      $10.904         8,404
                             2008        $10.904      $10.859         3,318
                             2009        $10.859      $10.744         3,523
                             2010        $10.744      $11.055         3,633
                             2011        $11.055      $11.102             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.882         1,065
                             2009        $ 6.882      $12.090           877
                             2010        $12.090      $14.827           724
                             2011        $14.827      $ 9.842           133
                             2012        $ 9.842      $10.927           133
                             2013        $10.927      $12.250           132
                             2014        $12.250      $10.563           131
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.245      $12.136        10,611
                             2006        $12.136      $13.700        12,544
                             2007        $13.700      $14.402        11,034
                             2008        $14.402      $10.187        15,614
                             2009        $10.187      $13.283         9,872
                             2010        $13.283      $15.033         9,600
                             2011        $15.033      $14.308         7,664
                             2012        $14.308      $15.550         4,724
                             2013        $15.550      $19.192         2,578
                             2014        $19.192      $20.416         1,704
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.933             0
                             2006        $10.933      $13.071         5,910
                             2007        $13.071      $12.038         2,089
                             2008        $12.038      $ 7.567           427
                             2009        $ 7.567      $ 7.159             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.571      $11.165         3,565
                             2006        $11.165      $12.094         4,817
                             2007        $12.094      $13.084         4,768
                             2008        $13.084      $10.774         4,946
                             2009        $10.774      $13.273         5,609
                             2010        $13.273      $14.078         5,673
                             2011        $14.078      $13.998         5,605
                             2012        $13.998      $15.569         3,185
                             2013        $15.569      $18.297         1,208
                             2014        $18.297      $19.428           620
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.259      $11.735             0
                             2006        $11.735      $13.592           930
                             2007        $13.592      $15.766           930
                             2008        $15.766      $14.811             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.432      $12.624         3,195
                             2006        $12.624      $13.514         6,242
                             2007        $13.514      $18.112         6,218
                             2008        $18.112      $ 9.895         2,499
                             2009        $ 9.895      $14.173         1,280
                             2010        $14.173      $14.805           763
                             2011        $14.805      $13.516             0
                             2012        $13.516      $16.422             0
                             2013        $16.422      $21.086             0
                             2014        $21.086      $22.437             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.281      $12.275            0
                             2006        $12.275      $13.340        2,779
                             2007        $13.340      $13.887        2,770
                             2008        $13.887      $ 8.686        3,021
                             2009        $ 8.686      $10.443        1,174
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.272      $10.452            0
                             2006        $10.452      $12.087            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.368      $10.776            0
                             2006        $10.776      $12.448            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.213          398
                             2014        $15.213      $15.302          338
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.598      $10.610        1,132
                             2006        $10.610      $11.449        1,508
                             2007        $11.449      $11.403        1,523
                             2008        $11.403      $ 7.980        1,699
                             2009        $ 7.980      $11.369          401
                             2010        $11.369      $12.759          392
                             2011        $12.759      $13.000          393
                             2012        $13.000      $14.592          384
                             2013        $14.592      $14.755            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.418      $10.653        6,161
                             2006        $10.653      $11.214        6,863
                             2007        $11.214      $12.213        6,611
                             2008        $12.213      $ 7.550        7,287
                             2009        $ 7.550      $10.302        6,634
                             2010        $10.302      $11.335        6,657
                             2011        $11.335      $11.161        2,630
                             2012        $11.161      $12.775        2,463
                             2013        $12.775      $16.299        2,274
                             2014        $16.299      $17.766        2,131
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.755      $11.292            0
                             2006        $11.292      $12.484            0
                             2007        $12.484      $13.474            0
                             2008        $13.474      $ 8.823        2,154
                             2009        $ 8.823      $10.954        2,472
                             2010        $10.954      $11.915        1,644
                             2011        $11.915      $11.406          980
                             2012        $11.406      $13.296          693
                             2013        $13.296      $17.183            0
                             2014        $17.183      $18.662            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.894      $10.195          624
                             2006        $10.195      $11.295            0
                             2007        $11.295      $11.329            0
                             2008        $11.329      $ 6.721            0
                             2009        $ 6.721      $10.742          760
                             2010        $10.742      $14.326          392
                             2011        $14.326      $12.579            0
                             2012        $12.579      $14.918            0
                             2013        $14.918      $20.668            0
                             2014        $20.668      $18.755            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.729      $10.799         2,123
                             2006        $10.799      $11.826        11,717
                             2007        $11.826      $12.056        12,284
                             2008        $12.056      $ 9.187         5,971
                             2009        $ 9.187      $10.610         2,013
                             2010        $10.610      $11.411         1,720
                             2011        $11.411      $11.372         1,577
                             2012        $11.372      $12.375         1,091
                             2013        $12.375      $14.415           736
                             2014        $14.415      $15.306           521
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.118      $11.613         2,441
                             2006        $11.613      $13.729         3,058
                             2007        $13.729      $14.489         3,192
                             2008        $14.489      $ 9.560         3,261
                             2009        $ 9.560      $11.484           460
                             2010        $11.484      $12.529           484
                             2011        $12.529      $12.234           476
                             2012        $12.234      $13.907           480
                             2013        $13.907      $18.500           413
                             2014        $18.500      $20.000           394
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.679             0
                             2006        $11.679      $11.767         1,169
                             2007        $11.767      $12.239         1,169
                             2008        $12.239      $ 6.098         1,169
                             2009        $ 6.098      $ 7.911           933
                             2010        $ 7.911      $ 9.869           743
                             2011        $ 9.869      $ 9.763             0
                             2012        $ 9.763      $11.125             0
                             2013        $11.125      $14.802             0
                             2014        $14.802      $15.323             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.333      $12.681         6,064
                             2006        $12.681      $14.601        10,013
                             2007        $14.601      $15.193         8,168
                             2008        $15.193      $ 8.893         7,844
                             2009        $ 8.893      $12.157         2,670
                             2010        $12.157      $13.799         2,115
                             2011        $13.799      $12.383         1,273
                             2012        $12.383      $14.692           475
                             2013        $14.692      $18.304           127
                             2014        $18.304      $18.325           127
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.266      $12.127         3,151
                             2006        $12.127      $13.641         5,820
                             2007        $13.641      $13.194         5,778
                             2008        $13.194      $ 8.024         6,461
                             2009        $ 8.024      $10.775         5,119
                             2010        $10.775      $13.007         4,684
                             2011        $13.007      $12.456         2,023
                             2012        $12.456      $14.378         1,366
                             2013        $14.378      $19.835         1,169
                             2014        $19.835      $21.726         1,098

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.329      $10.655         5,386
                             2006        $10.655      $10.682         7,679
                             2007        $10.682      $10.859         7,887
                             2008        $10.859      $10.399         5,554
                             2009        $10.399      $11.796         3,818
                             2010        $11.796      $12.555         3,920
                             2011        $12.555      $13.151         2,012
                             2012        $13.151      $14.299         1,792
                             2013        $14.299      $14.098         2,050
                             2014        $14.098      $15.374         1,975
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.908      $ 9.989        16,192
                             2006        $ 9.989      $10.253         1,475
                             2007        $10.253      $10.548         1,386
                             2008        $10.548      $10.580           684
                             2009        $10.580      $10.391         1,236
                             2010        $10.391      $10.199         1,761
                             2011        $10.199      $10.011           812
                             2012        $10.011      $ 9.827           823
                             2013        $ 9.827      $ 9.646           883
                             2014        $ 9.646      $ 9.464           850
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.542      $10.558        12,915
                             2006        $10.558      $10.432        17,896
                             2007        $10.432      $11.325        17,186
                             2008        $11.325      $10.328         9,728
                             2009        $10.328      $11.995         4,357
                             2010        $11.995      $12.722         4,362
                             2011        $12.722      $13.938         2,412
                             2012        $13.938      $14.869         1,746
                             2013        $14.869      $13.242         1,794
                             2014        $13.242      $13.392         1,808
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.231      $10.282         7,925
                             2006        $10.282      $10.476        15,611
                             2007        $10.476      $11.177        16,007
                             2008        $11.177      $11.493        11,281
                             2009        $11.493      $12.861         7,052
                             2010        $12.861      $13.641         6,399
                             2011        $13.641      $13.865         4,249
                             2012        $13.865      $14.906         2,131
                             2013        $14.906      $14.336         1,698
                             2014        $14.336      $14.665         1,699
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.765      $10.850         4,465
                             2006        $10.850      $11.794         4,471
                             2007        $11.794      $11.055         4,671
                             2008        $11.055      $ 7.463         8,555
                             2009        $ 7.463      $ 7.188             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.172      $10.464            40
                             2006        $10.464      $11.433            39
                             2007        $11.433      $11.924            39
                             2008        $11.924      $10.771             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.437      $10.816         6,263
                             2006        $10.816      $11.601         7,726
                             2007        $11.601      $12.801         7,425
                             2008        $12.801      $ 7.201         9,033
                             2009        $ 7.201      $10.017         7,721
                             2010        $10.017      $11.399         7,497
                             2011        $11.399      $11.335         3,416
                             2012        $11.335      $13.111         3,151
                             2013        $13.111      $18.116         2,641
                             2014        $18.116      $19.343         2,456
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.050      $11.241        12,557
                             2006        $11.241      $13.085        18,227
                             2007        $13.085      $13.223        18,328
                             2008        $13.223      $ 8.267        13,567
                             2009        $ 8.267      $10.158        10,548
                             2010        $10.158      $11.435        10,360
                             2011        $11.435      $11.103         6,337
                             2012        $11.103      $12.735         3,346
                             2013        $12.735      $16.167         3,110
                             2014        $16.167      $16.986         2,891
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.330      $11.703             0
                             2006        $11.703      $11.919             0
                             2007        $11.919      $14.224             0
                             2008        $14.224      $ 7.068           104
                             2009        $ 7.068      $11.451            79
                             2010        $11.451      $13.773            72
                             2011        $13.773      $13.101            75
                             2012        $13.101      $14.658            73
                             2013        $14.658      $21.242            60
                             2014        $21.242      $22.107            13
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.788      $14.647         7,963
                             2006        $14.647      $19.782        13,396
                             2007        $19.782      $16.053         9,665
                             2008        $16.053      $ 9.754        11,287
                             2009        $ 9.754      $12.295         5,378
                             2010        $12.295      $15.623         3,768
                             2011        $15.623      $16.195         3,576
                             2012        $16.195      $18.368         1,847
                             2013        $18.368      $18.335         1,342
                             2014        $18.335      $23.280           787
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.044      $15.597         1,306
                             2006        $15.597      $21.344         1,858
                             2007        $21.344      $28.812         1,194
                             2008        $28.812      $ 9.954         1,194
                             2009        $ 9.954      $20.818         2,799
                             2010        $20.818      $25.904           852
                             2011        $25.904      $18.872           233
                             2012        $18.872      $24.031             0
                             2013        $24.031      $26.408             0
                             2014        $26.408      $25.798             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.392      $18.439         3,598
                             2006        $18.439      $22.520         4,335
                             2007        $22.520      $32.110         4,766
                             2008        $32.110      $16.970         2,758
                             2009        $16.970      $26.225         2,889
                             2010        $26.225      $33.249           488
                             2011        $33.249      $27.252            85
                             2012        $27.252      $27.638             0
                             2013        $27.638      $29.969             0
                             2014        $29.969      $23.783             0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.867      $ 9.700             0
                             2006        $ 9.700      $10.340             0
                             2007        $10.340      $10.553             0
                             2008        $10.553      $ 8.997             0
                             2009        $ 8.997      $10.050             0
                             2010        $10.050      $10.349             0
                             2011        $10.349      $ 9.923             0
                             2012        $ 9.923      $ 9.863             0
                             2013        $ 9.863      $10.164             0
                             2014        $10.164      $ 9.865             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.816      $10.987         3,255
                             2006        $10.987      $11.894        10,729
                             2007        $11.894      $11.628         8,566
                             2008        $11.628      $ 7.884        10,288
                             2009        $ 7.884      $11.977         7,854
                             2010        $11.977      $13.476         7,086
                             2011        $13.476      $13.389         4,825
                             2012        $13.389      $15.508         2,931
                             2013        $15.508      $16.135         1,818
                             2014        $16.135      $15.589         1,568

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.163      $11.375            0
                             2006        $11.375      $13.269            0
                             2007        $13.269      $17.328            0
                             2008        $17.328      $ 9.299            0
                             2009        $ 9.299      $13.739            0
                             2010        $13.739      $15.308            0
                             2011        $15.308      $14.916            0
                             2012        $14.916      $17.241            0
                             2013        $17.241      $22.786            0
                             2014        $22.786      $25.345            0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.047      $11.006            0
                             2006        $11.006      $11.321            0
                             2007        $11.321      $13.278            0
                             2008        $13.278      $ 6.991            0
                             2009        $ 6.991      $10.094            0
                             2010        $10.094      $11.175            0
                             2011        $11.175      $10.874            0
                             2012        $10.874      $11.661            0
                             2013        $11.661      $15.387            0
                             2014        $15.387      $16.680            0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.569      $11.352            0
                             2006        $11.352      $12.232            0
                             2007        $12.232      $15.742            0
                             2008        $15.742      $ 6.410          818
                             2009        $ 6.410      $ 9.510          818
                             2010        $ 9.510      $11.085          818
                             2011        $11.085      $ 9.935            0
                             2012        $ 9.935      $11.270            0
                             2013        $11.270      $14.962            0
                             2014        $14.962      $15.783            0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.469        1,399
                             2008        $ 9.469      $ 5.888        1,614
                             2009        $ 5.888      $ 7.469            0
                             2010        $ 7.469      $ 8.539            0
                             2011        $ 8.539      $ 7.854            0
                             2012        $ 7.854      $ 8.854            0
                             2013        $ 8.854      $11.474            0
                             2014        $11.474      $12.298            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.708            0
                             2008        $ 9.708      $ 6.128        2,118
                             2009        $ 6.128      $ 7.480        2,118
                             2010        $ 7.480      $ 8.029        2,118
                             2011        $ 8.029      $ 8.262            0
                             2012        $ 8.262      $ 9.438            0
                             2013        $ 9.438      $12.250            0
                             2014        $12.250      $13.417            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.160      $10.339             0
                             2006        $10.339      $10.862             0
                             2007        $10.862      $12.265             0
                             2008        $12.265      $ 8.549         1,449
                             2009        $ 8.549      $10.793         1,277
                             2010        $10.793      $12.061         1,056
                             2011        $12.061      $11.493         1,905
                             2012        $11.493      $12.647         1,086
                             2013        $12.647      $14.303           955
                             2014        $14.303      $14.801           930
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.326      $12.955           438
                             2006        $12.955      $14.155         3,734
                             2007        $14.155      $16.279         3,166
                             2008        $16.279      $ 9.147         3,454
                             2009        $ 9.147      $12.150         1,769
                             2010        $12.150      $13.929           154
                             2011        $13.929      $13.278           154
                             2012        $13.278      $15.120           154
                             2013        $15.120      $19.414             0
                             2014        $19.414      $21.254         2,525
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.780      $11.160         1,530
                             2006        $11.160      $13.123         1,577
                             2007        $13.123      $13.030         1,017
                             2008        $13.030      $ 7.306        13,790
                             2009        $ 7.306      $ 9.304         9,851
                             2010        $ 9.304      $10.483             0
                             2011        $10.483      $10.347             0
                             2012        $10.347      $11.875             0
                             2013        $11.875      $14.883             0
                             2014        $14.883      $15.831         3,339
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.754      $10.091         1,159
                             2006        $10.091      $10.545         1,196
                             2007        $10.545      $13.095         1,012
                             2008        $13.095      $ 6.765         1,405
                             2009        $ 6.765      $ 8.488             0
                             2010        $ 8.488      $10.308             0
                             2011        $10.308      $10.105             0
                             2012        $10.105      $11.334             0
                             2013        $11.334      $15.114             0
                             2014        $15.114      $16.451             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.609      $10.877           420
                             2006        $10.877      $12.312           540
                             2007        $12.312      $12.696             0
                             2008        $12.696      $ 7.822         3,478
                             2009        $ 7.822      $ 9.687         3,295
                             2010        $ 9.687      $10.897         2,925
                             2011        $10.897      $10.876         1,336
                             2012        $10.876      $12.330         1,275
                             2013        $12.330      $15.947           859
                             2014        $15.947      $17.714           771

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.159      $10.150             0
                             2006        $10.150      $10.364             0
                             2007        $10.364      $10.576             0
                             2008        $10.576      $10.011        12,178
                             2009        $10.011      $11.334        12,284
                             2010        $11.334      $11.952         4,970
                             2011        $11.952      $12.544         2,861
                             2012        $12.544      $12.988         2,861
                             2013        $12.988      $12.471         2,861
                             2014        $12.471      $12.915         2,861
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.910      $ 9.987         6,856
                             2006        $ 9.987      $10.245         7,669
                             2007        $10.245      $10.543         7,192
                             2008        $10.543      $10.623        65,486
                             2009        $10.623      $10.465        67,465
                             2010        $10.465      $10.269        52,848
                             2011        $10.269      $10.070        52,967
                             2012        $10.070      $ 9.874        53,458
                             2013        $ 9.874      $ 9.683        69,264
                             2014        $ 9.683      $ 9.495        59,070
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.871      $12.661             0
                             2006        $12.661      $14.622         3,225
                             2007        $14.622      $16.780         4,637
                             2008        $16.780      $ 9.220         4,501
                             2009        $ 9.220      $11.410         2,609
                             2010        $11.410      $12.623           326
                             2011        $12.623      $10.231           326
                             2012        $10.231      $12.075           326
                             2013        $12.075      $15.412             0
                             2014        $15.412      $13.857             0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.540      $11.752             0
                             2006        $11.752      $12.836             0
                             2007        $12.836      $15.447         1,428
                             2008        $15.447      $ 8.975         4,744
                             2009        $ 8.975      $11.203         1,054
                             2010        $11.203      $12.215             0
                             2011        $12.215      $11.192             0
                             2012        $11.192      $11.459             0
                             2013        $11.459      $13.197             0
                             2014        $13.197      $13.302             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.267             0
                             2013        $ 9.267      $12.703             0
                             2014        $12.703      $13.472             0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.246      $10.909             0
                             2006        $10.909      $11.344             0
                             2007        $11.344      $12.427             0
                             2008        $12.427      $ 6.990             0
                             2009        $ 6.990      $ 8.274             0
                             2010        $ 8.274      $ 9.347             0
                             2011        $ 9.347      $ 8.421             0
                             2012        $ 8.421      $ 9.651             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.756             0
                             2007        $10.756      $11.376             0
                             2008        $11.376      $ 7.772             0
                             2009        $ 7.772      $ 9.752             0
                             2010        $ 9.752      $10.447             0
                             2011        $10.447      $10.213             0
                             2012        $10.213      $11.377             0
                             2013        $11.377      $14.383             0
                             2014        $14.383      $15.209             0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.640         2,195
                             2012        $11.640      $11.665         2,356
                             2013        $11.665      $11.111         2,453
                             2014        $11.111      $11.317         2,440
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.022      $11.858        21,406
                             2006        $11.858      $13.484        22,018
                             2007        $13.484      $13.554        22,309
                             2008        $13.554      $ 9.009         8,879
                             2009        $ 9.009      $10.963         8,878
                             2010        $10.963      $12.059        13,530
                             2011        $12.059      $11.557        13,530
                             2012        $11.557      $12.957        13,530
                             2013        $12.957      $16.995         6,103
                             2014        $16.995      $18.324         6,103
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.928      $11.494         8,254
                             2006        $11.494      $12.508        10,145
                             2007        $12.508      $13.402         8,328
                             2008        $13.402      $ 9.371         4,243
                             2009        $ 9.371      $11.932         3,223
                             2010        $11.932      $13.311         4,687
                             2011        $13.311      $12.203         5,385
                             2012        $12.203      $13.235         4,687
                             2013        $13.235      $16.671         2,523
                             2014        $16.671      $17.028         2,523
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.050      $12.039             0
                             2006        $12.039      $12.386             0
                             2007        $12.386      $14.281             0
                             2008        $14.281      $ 7.444             0
                             2009        $ 7.444      $11.414             0
                             2010        $11.414      $14.244             0
                             2011        $14.244      $12.659             0
                             2012        $12.659      $13.855             0
                             2013        $13.855      $18.557             0
                             2014        $18.557      $19.595             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.686      $11.047             0
                             2006        $11.047      $12.234             0
                             2007        $12.234      $12.157             0
                             2008        $12.157      $ 5.733             0
                             2009        $ 5.733      $ 8.305             0
                             2010        $ 8.305      $ 8.708             0
                             2011        $ 8.708      $ 8.249             0
                             2012        $ 8.249      $ 9.515             0
                             2013        $ 9.515      $12.434             0
                             2014        $12.434      $12.970             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.131      $10.259            0
                             2006        $10.259      $10.372            0
                             2007        $10.372      $10.883            0
                             2008        $10.883      $10.832        2,258
                             2009        $10.832      $10.712        2,578
                             2010        $10.712      $11.016        2,317
                             2011        $11.016      $11.061            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.865        1,365
                             2009        $ 6.865      $12.053        1,181
                             2010        $12.053      $14.775            0
                             2011        $14.775      $ 9.802            0
                             2012        $ 9.802      $10.877            0
                             2013        $10.877      $12.189            0
                             2014        $12.189      $10.505            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.240      $12.124        3,512
                             2006        $12.124      $13.679        5,801
                             2007        $13.679      $14.373        5,440
                             2008        $14.373      $10.161        6,136
                             2009        $10.161      $13.243        4,254
                             2010        $13.243      $14.980          848
                             2011        $14.980      $14.250        1,523
                             2012        $14.250      $15.479          888
                             2013        $15.479      $19.095          717
                             2014        $19.095      $20.303          673
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.929            0
                             2006        $10.929      $13.060          600
                             2007        $13.060      $12.021          598
                             2008        $12.021      $ 7.553            0
                             2009        $ 7.553      $ 7.144            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.566      $11.154            0
                             2006        $11.154      $12.077            0
                             2007        $12.077      $13.058            0
                             2008        $13.058      $10.747        1,150
                             2009        $10.747      $13.233        1,042
                             2010        $13.233      $14.029          908
                             2011        $14.029      $13.942          916
                             2012        $13.942      $15.498          887
                             2013        $15.498      $18.205          751
                             2014        $18.205      $19.321          710
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.254      $11.724            0
                             2006        $11.724      $13.572        1,488
                             2007        $13.572      $15.735        3,082
                             2008        $15.735      $14.779            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.427      $12.612            0
                             2006        $12.612      $13.494            0
                             2007        $13.494      $18.076            0
                             2008        $18.076      $ 9.870            0
                             2009        $ 9.870      $14.131            0
                             2010        $14.131      $14.753            0
                             2011        $14.753      $13.462            0
                             2012        $13.462      $16.348            0
                             2013        $16.348      $20.980            0
                             2014        $20.980      $22.313            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.276      $12.263            0
                             2006        $12.263      $13.320        1,870
                             2007        $13.320      $13.860        1,862
                             2008        $13.860      $ 8.664        1,774
                             2009        $ 8.664      $10.411          211
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.267      $10.442        1,120
                             2006        $10.442      $12.069        1,045
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.364      $10.766            0
                             2006        $10.766      $12.430            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.136            0
                             2014        $15.136      $15.217            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.593      $10.600            0
                             2006        $10.600      $11.432            0
                             2007        $11.432      $11.381            0
                             2008        $11.381      $ 7.960            0
                             2009        $ 7.960      $11.335            0
                             2010        $11.335      $12.714            0
                             2011        $12.714      $12.947          755
                             2012        $12.947      $14.526            0
                             2013        $14.526      $14.684            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.413      $10.642            0
                             2006        $10.642      $11.198            0
                             2007        $11.198      $12.189            0
                             2008        $12.189      $ 7.531          253
                             2009        $ 7.531      $10.271          253
                             2010        $10.271      $11.295            0
                             2011        $11.295      $11.116            0
                             2012        $11.116      $12.717            0
                             2013        $12.717      $16.217            0
                             2014        $16.217      $17.668            0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.750      $11.281            0
                             2006        $11.281      $12.466            0
                             2007        $12.466      $13.448            0
                             2008        $13.448      $ 8.801            0
                             2009        $ 8.801      $10.921            0
                             2010        $10.921      $11.873            0
                             2011        $11.873      $11.360            0
                             2012        $11.360      $13.236            0
                             2013        $13.236      $17.097            0
                             2014        $17.097      $18.559            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.890      $10.185            0
                             2006        $10.185      $11.278            0
                             2007        $11.278      $11.306            0
                             2008        $11.306      $ 6.704            0
                             2009        $ 6.704      $10.710            0
                             2010        $10.710      $14.275            0
                             2011        $14.275      $12.529            0
                             2012        $12.529      $14.851            0
                             2013        $14.851      $20.563            0
                             2014        $20.563      $18.651            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.724      $10.788        1,084
                             2006        $10.788      $11.808        2,425
                             2007        $11.808      $12.032        2,452
                             2008        $12.032      $ 9.164        2,383
                             2009        $ 9.164      $10.578        1,300
                             2010        $10.578      $11.371        1,121
                             2011        $11.371      $11.326        1,128
                             2012        $11.326      $12.319        1,115
                             2013        $12.319      $14.342          952
                             2014        $14.342      $15.221          901
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.113      $11.602            0
                             2006        $11.602      $13.709            0
                             2007        $13.709      $14.461            0
                             2008        $14.461      $ 9.536            0
                             2009        $ 9.536      $11.449            0
                             2010        $11.449      $12.485            0
                             2011        $12.485      $12.185            0
                             2012        $12.185      $13.844            0
                             2013        $13.844      $18.407            0
                             2014        $18.407      $19.889            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.675            0
                             2006        $11.675      $11.757          298
                             2007        $11.757      $12.222          297
                             2008        $12.222      $ 6.086            0
                             2009        $ 6.086      $ 7.893            0
                             2010        $ 7.893      $ 9.841            0
                             2011        $ 9.841      $ 9.730            0
                             2012        $ 9.730      $11.082            0
                             2013        $11.082      $14.737            0
                             2014        $14.737      $15.248            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.327      $12.669        7,200
                             2006        $12.669      $14.579        7,200
                             2007        $14.579      $15.163        7,290
                             2008        $15.163      $ 8.871        4,442
                             2009        $ 8.871      $12.121        4,442
                             2010        $12.121      $13.751        6,978
                             2011        $13.751      $12.333        6,978
                             2012        $12.333      $14.626        6,978
                             2013        $14.626      $18.212        8,293
                             2014        $18.212      $18.224        8,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.261      $12.115        7,310
                             2006        $12.115      $13.620        9,260
                             2007        $13.620      $13.167        7,675
                             2008        $13.167      $ 8.004        4,623
                             2009        $ 8.004      $10.742        4,623
                             2010        $10.742      $12.961        5,980
                             2011        $12.961      $12.406        5,980
                             2012        $12.406      $14.313        5,980
                             2013        $14.313      $19.735        4,338
                             2014        $19.735      $21.606        3,890

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.324      $10.645             0
                             2006        $10.645      $10.666             0
                             2007        $10.666      $10.837             0
                             2008        $10.837      $10.373           243
                             2009        $10.373      $11.760           243
                             2010        $11.760      $12.511         2,138
                             2011        $12.511      $13.098             0
                             2012        $13.098      $14.235             0
                             2013        $14.235      $14.027             0
                             2014        $14.027      $15.288             0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.904      $ 9.980             0
                             2006        $ 9.980      $10.237             0
                             2007        $10.237      $10.527             0
                             2008        $10.527      $10.554             0
                             2009        $10.554      $10.360           168
                             2010        $10.360      $10.163           226
                             2011        $10.163      $ 9.971           223
                             2012        $ 9.971      $ 9.782           220
                             2013        $ 9.782      $ 9.597             0
                             2014        $ 9.597      $ 9.411             0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.538      $10.548         8,558
                             2006        $10.548      $10.416         8,661
                             2007        $10.416      $11.303         8,751
                             2008        $11.303      $10.302         6,163
                             2009        $10.302      $11.959         5,258
                             2010        $11.959      $12.677         7,554
                             2011        $12.677      $13.882         4,528
                             2012        $13.882      $14.802         4,528
                             2013        $14.802      $13.176         4,197
                             2014        $13.176      $13.318         4,197
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.226      $10.272         8,798
                             2006        $10.272      $10.460         8,866
                             2007        $10.460      $11.154         8,977
                             2008        $11.154      $11.464        16,322
                             2009        $11.464      $12.822        22,266
                             2010        $12.822      $13.593        16,747
                             2011        $13.593      $13.810        13,175
                             2012        $13.810      $14.838        15,904
                             2013        $14.838      $14.264         7,364
                             2014        $14.264      $14.584         7,348
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.761      $10.840             0
                             2006        $10.840      $11.778             0
                             2007        $11.778      $11.034             0
                             2008        $11.034      $ 7.446           246
                             2009        $ 7.446      $ 7.170             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.167      $10.454         1,119
                             2006        $10.454      $11.416         1,105
                             2007        $11.416      $11.900         1,114
                             2008        $11.900      $10.750             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.432      $10.806             0
                             2006        $10.806      $11.584             0
                             2007        $11.584      $12.775             0
                             2008        $12.775      $ 7.183         3,495
                             2009        $ 7.183      $ 9.987         3,494
                             2010        $ 9.987      $11.359         2,841
                             2011        $11.359      $11.290         2,841
                             2012        $11.290      $13.051         2,841
                             2013        $13.051      $18.024         2,841
                             2014        $18.024      $19.235         2,841
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.045      $11.230         4,833
                             2006        $11.230      $13.065         4,752
                             2007        $13.065      $13.197         4,560
                             2008        $13.197      $ 8.247         6,961
                             2009        $ 8.247      $10.128         5,804
                             2010        $10.128      $11.394         1,117
                             2011        $11.394      $11.059         1,155
                             2012        $11.059      $12.677         1,084
                             2013        $12.677      $16.086           850
                             2014        $16.086      $16.892           809
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.325      $11.692             0
                             2006        $11.692      $11.902             0
                             2007        $11.902      $14.196             0
                             2008        $14.196      $ 7.050             0
                             2009        $ 7.050      $11.416             0
                             2010        $11.416      $13.725             0
                             2011        $13.725      $13.048             0
                             2012        $13.048      $14.591             0
                             2013        $14.591      $21.135             0
                             2014        $21.135      $21.984             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.782      $14.633        12,186
                             2006        $14.633      $19.753        14,523
                             2007        $19.753      $16.021        14,018
                             2008        $16.021      $ 9.730        19,497
                             2009        $ 9.730      $12.258        17,179
                             2010        $12.258      $15.568         9,958
                             2011        $15.568      $16.130         9,865
                             2012        $16.130      $18.285         9,702
                             2013        $18.285      $18.243        11,004
                             2014        $18.243      $23.151        10,378
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.039      $15.582             0
                             2006        $15.582      $21.313             0
                             2007        $21.313      $28.755             0
                             2008        $28.755      $ 9.929             0
                             2009        $ 9.929      $20.755             0
                             2010        $20.755      $25.813             0
                             2011        $25.813      $18.796             0
                             2012        $18.796      $23.922             0
                             2013        $23.922      $26.275             0
                             2014        $26.275      $25.655             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.386      $18.421             0
                             2006        $18.421      $22.487             0
                             2007        $22.487      $32.046             0
                             2008        $32.046      $16.927             0
                             2009        $16.927      $26.146             0
                             2010        $26.146      $33.132           512
                             2011        $33.132      $27.142           512
                             2012        $27.142      $27.513           512
                             2013        $27.513      $29.818           512
                             2014        $29.818      $23.651           512
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.863      $ 9.690             0
                             2006        $ 9.690      $10.324             0
                             2007        $10.324      $10.532             0
                             2008        $10.532      $ 8.974             0
                             2009        $ 8.974      $10.020             0
                             2010        $10.020      $10.313             0
                             2011        $10.313      $ 9.883             0
                             2012        $ 9.883      $ 9.818             0
                             2013        $ 9.818      $10.113             0
                             2014        $10.113      $ 9.810             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.811      $10.976        12,583
                             2006        $10.976      $11.876        12,964
                             2007        $11.876      $11.605        12,915
                             2008        $11.605      $ 7.864        14,736
                             2009        $ 7.864      $11.941        13,067
                             2010        $11.941      $13.429         8,781
                             2011        $13.429      $13.335         8,467
                             2012        $13.335      $15.437         7,620
                             2013        $15.437      $16.053         4,318
                             2014        $16.053      $15.503         4,397

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.158      $11.364             0
                             2006        $11.364      $13.250             0
                             2007        $13.250      $17.293             0
                             2008        $17.293      $ 9.276           892
                             2009        $ 9.276      $13.698           815
                             2010        $13.698      $15.254           660
                             2011        $15.254      $14.855           659
                             2012        $14.855      $17.162           552
                             2013        $17.162      $22.671           552
                             2014        $22.671      $25.205           551
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.042      $10.995             0
                             2006        $10.995      $11.304             0
                             2007        $11.304      $13.251             0
                             2008        $13.251      $ 6.974         1,538
                             2009        $ 6.974      $10.064         1,364
                             2010        $10.064      $11.136           426
                             2011        $11.136      $10.830           425
                             2012        $10.830      $11.608           424
                             2013        $11.608      $15.310           424
                             2014        $15.310      $16.588           423
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.564      $11.341           137
                             2006        $11.341      $12.214           135
                             2007        $12.214      $15.711           142
                             2008        $15.711      $ 6.394        14,268
                             2009        $ 6.394      $ 9.481        12,988
                             2010        $ 9.481      $11.046        12,472
                             2011        $11.046      $ 9.895        12,477
                             2012        $ 9.895      $11.219        12,441
                             2013        $11.219      $14.887         2,330
                             2014        $14.887      $15.695         1,905
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.466             0
                             2008        $ 9.466      $ 5.883             0
                             2009        $ 5.883      $ 7.458             0
                             2010        $ 7.458      $ 8.523             0
                             2011        $ 8.523      $ 7.835             0
                             2012        $ 7.835      $ 8.828             0
                             2013        $ 8.828      $11.435             0
                             2014        $11.435      $12.250             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.705             0
                             2008        $ 9.705      $ 6.123           764
                             2009        $ 6.123      $ 7.470           763
                             2010        $ 7.470      $ 8.014           762
                             2011        $ 8.014      $ 8.243           761
                             2012        $ 8.243      $ 9.411           761
                             2013        $ 9.411      $12.208           760
                             2014        $12.208      $13.365           760

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.155      $10.329             0
                             2006        $10.329      $10.846             0
                             2007        $10.846      $12.240             0
                             2008        $12.240      $ 8.528         1,658
                             2009        $ 8.528      $10.761         1,242
                             2010        $10.761      $12.018         1,201
                             2011        $12.018      $11.447         1,102
                             2012        $11.447      $12.590           896
                             2013        $12.590      $14.231           611
                             2014        $14.231      $14.718           445
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.321      $12.942           718
                             2006        $12.942      $14.134         1,351
                             2007        $14.134      $16.247           944
                             2008        $16.247      $ 9.124        18,431
                             2009        $ 9.124      $12.113        16,271
                             2010        $12.113      $13.881        16,371
                             2011        $13.881      $13.225        16,283
                             2012        $13.225      $15.051        15,397
                             2013        $15.051      $19.316        16,365
                             2014        $19.316      $21.136        15,837
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.775      $11.149           210
                             2006        $11.149      $13.104         1,107
                             2007        $13.104      $13.004           898
                             2008        $13.004      $ 7.287         7,705
                             2009        $ 7.287      $ 9.276         3,904
                             2010        $ 9.276      $10.447         3,160
                             2011        $10.447      $10.305         2,990
                             2012        $10.305      $11.821         1,903
                             2013        $11.821      $14.808         1,342
                             2014        $14.808      $15.743           670
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.750      $10.081           439
                             2006        $10.081      $10.529           474
                             2007        $10.529      $13.069           188
                             2008        $13.069      $ 6.748         4,688
                             2009        $ 6.748      $ 8.462         2,001
                             2010        $ 8.462      $10.272         1,655
                             2011        $10.272      $10.064         1,596
                             2012        $10.064      $11.283         1,238
                             2013        $11.283      $15.038           946
                             2014        $15.038      $16.360           862
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.604      $10.866         1,191
                             2006        $10.866      $12.293         1,671
                             2007        $12.293      $12.670           666
                             2008        $12.670      $ 7.803        32,912
                             2009        $ 7.803      $ 9.658        30,308
                             2010        $ 9.658      $10.859        25,095
                             2011        $10.859      $10.832        23,744
                             2012        $10.832      $12.274        22,234
                             2013        $12.274      $15.867        20,598
                             2014        $15.867      $17.616        18,438

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.154      $10.140         4,814
                             2006        $10.140      $10.349         4,888
                             2007        $10.349      $10.555         1,973
                             2008        $10.555      $ 9.986        33,831
                             2009        $ 9.986      $11.300        26,436
                             2010        $11.300      $11.910        21,249
                             2011        $11.910      $12.494        20,152
                             2012        $12.494      $12.929        18,648
                             2013        $12.929      $12.409         6,564
                             2014        $12.409      $12.844         6,302
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.905      $ 9.977         3,554
                             2006        $ 9.977      $10.230         3,566
                             2007        $10.230      $10.522           538
                             2008        $10.522      $10.597        31,819
                             2009        $10.597      $10.434        23,675
                             2010        $10.434      $10.233        19,655
                             2011        $10.233      $10.030        18,638
                             2012        $10.030      $ 9.829        57,835
                             2013        $ 9.829      $ 9.634         7,884
                             2014        $ 9.634      $ 9.442         7,313
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.866      $12.649           931
                             2006        $12.649      $14.600           796
                             2007        $14.600      $16.746           584
                             2008        $16.746      $ 9.197         8,612
                             2009        $ 9.197      $11.376         7,199
                             2010        $11.376      $12.579         7,251
                             2011        $12.579      $10.190         7,927
                             2012        $10.190      $12.021         7,181
                             2013        $12.021      $15.334         8,505
                             2014        $15.334      $13.781         7,653
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.535      $11.741             0
                             2006        $11.741      $12.817             0
                             2007        $12.817      $15.416             0
                             2008        $15.416      $ 8.953         1,059
                             2009        $ 8.953      $11.169           235
                             2010        $11.169      $12.172             0
                             2011        $12.172      $11.147             0
                             2012        $11.147      $11.407             0
                             2013        $11.407      $13.131             0
                             2014        $13.131      $13.228             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.225           584
                             2013        $ 9.225      $12.639           319
                             2014        $12.639      $13.398           231
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.241      $10.898             0
                             2006        $10.898      $11.328            21
                             2007        $11.328      $12.402            21
                             2008        $12.402      $ 6.973           935
                             2009        $ 6.973      $ 8.249           895
                             2010        $ 8.249      $ 9.314           798
                             2011        $ 9.314      $ 8.387           660
                             2012        $ 8.387      $ 9.610             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.752           828
                             2007        $10.752      $11.366           214
                             2008        $11.366      $ 7.761         1,752
                             2009        $ 7.761      $ 9.734           234
                             2010        $ 9.734      $10.422           233
                             2011        $10.422      $10.184           231
                             2012        $10.184      $11.338           230
                             2013        $11.338      $14.327            76
                             2014        $14.327      $15.142            57
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.593            28
                             2012        $11.593      $11.612             0
                             2013        $11.612      $11.055             0
                             2014        $11.055      $11.255             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.017      $11.846           667
                             2006        $11.846      $13.465         1,905
                             2007        $13.465      $13.527         1,917
                             2008        $13.527      $ 8.986         8,195
                             2009        $ 8.986      $10.929         7,380
                             2010        $10.929      $12.017         9,608
                             2011        $12.017      $11.511         8,594
                             2012        $11.511      $12.898         8,143
                             2013        $12.898      $16.909         7,229
                             2014        $16.909      $18.222         5,744
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.923      $11.483         1,143
                             2006        $11.483      $12.490           911
                             2007        $12.490      $13.375           463
                             2008        $13.375      $ 9.348        11,043
                             2009        $ 9.348      $11.896         9,240
                             2010        $11.896      $13.265         7,410
                             2011        $13.265      $12.154         7,669
                             2012        $12.154      $13.175         1,119
                             2013        $13.175      $16.587           866
                             2014        $16.587      $16.933           821
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.045      $12.028           184
                             2006        $12.028      $12.368             0
                             2007        $12.368      $14.253             0
                             2008        $14.253      $ 7.425             0
                             2009        $ 7.425      $11.379             0
                             2010        $11.379      $14.194             0
                             2011        $14.194      $12.608             0
                             2012        $12.608      $13.792             0
                             2013        $13.792      $18.464             0
                             2014        $18.464      $19.486             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.681      $11.036         2,121
                             2006        $11.036      $12.215         1,950
                             2007        $12.215      $12.133           401
                             2008        $12.133      $ 5.719         1,960
                             2009        $ 5.719      $ 8.280         1,008
                             2010        $ 8.280      $ 8.678           551
                             2011        $ 8.678      $ 8.216           538
                             2012        $ 8.216      $ 9.472           516
                             2013        $ 9.472      $12.372            53
                             2014        $12.372      $12.898            52

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.126      $10.249             0
                             2006        $10.249      $10.357             0
                             2007        $10.357      $10.861             0
                             2008        $10.861      $10.805         2,287
                             2009        $10.805      $10.680         1,210
                             2010        $10.680      $10.978            31
                             2011        $10.978      $11.021             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.848         1,470
                             2009        $ 6.848      $12.017             0
                             2010        $12.017      $14.723             0
                             2011        $14.723      $ 9.763           326
                             2012        $ 9.763      $10.828           313
                             2013        $10.828      $12.127           299
                             2014        $12.127      $10.446             0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.235      $12.112             0
                             2006        $12.112      $13.659             0
                             2007        $13.659      $14.344             0
                             2008        $14.344      $10.136        25,459
                             2009        $10.136      $13.203        23,011
                             2010        $13.203      $14.927        20,178
                             2011        $14.927      $14.193        17,864
                             2012        $14.193      $15.409        12,201
                             2013        $15.409      $18.999        11,792
                             2014        $18.999      $20.190        10,702
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.925             0
                             2006        $10.925      $13.049             0
                             2007        $13.049      $12.005             0
                             2008        $12.005      $ 7.539           435
                             2009        $ 7.539      $ 7.129             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.561      $11.143           709
                             2006        $11.143      $12.059           687
                             2007        $12.059      $13.032           652
                             2008        $13.032      $10.720           725
                             2009        $10.720      $13.193         1,971
                             2010        $13.193      $13.979         2,003
                             2011        $13.979      $13.886         1,390
                             2012        $13.886      $15.428         1,374
                             2013        $15.428      $18.113         1,144
                             2014        $18.113      $19.213         1,109
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.249      $11.712           387
                             2006        $11.712      $13.552           378
                             2007        $13.552      $15.703           153
                             2008        $15.703      $14.747             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.422      $12.600         1,508
                             2006        $12.600      $13.474         1,508
                             2007        $13.474      $18.040             0
                             2008        $18.040      $ 9.845         2,019
                             2009        $ 9.845      $14.088         1,614
                             2010        $14.088      $14.701         1,184
                             2011        $14.701      $13.408         1,184
                             2012        $13.408      $16.274         1,184
                             2013        $16.274      $20.874         1,184
                             2014        $20.874      $22.189         1,184

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.271      $12.251          366
                             2006        $12.251      $13.300          381
                             2007        $13.300      $13.832          177
                             2008        $13.832      $ 8.642        1,677
                             2009        $ 8.642      $10.380        1,612
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.262      $10.432            0
                             2006        $10.432      $12.051            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.359      $10.755            0
                             2006        $10.755      $12.412            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.060          467
                             2014        $15.060      $15.133          422
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.588      $10.589            0
                             2006        $10.589      $11.415          470
                             2007        $11.415      $11.358          470
                             2008        $11.358      $ 7.940        2,974
                             2009        $ 7.940      $11.301        1,568
                             2010        $11.301      $12.669        1,336
                             2011        $12.669      $12.895        1,030
                             2012        $12.895      $14.460          926
                             2013        $14.460      $14.613            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.408      $10.632            0
                             2006        $10.632      $11.181            0
                             2007        $11.181      $12.164            0
                             2008        $12.164      $ 7.512        5,811
                             2009        $ 7.512      $10.240        4,949
                             2010        $10.240      $11.255        4,799
                             2011        $11.255      $11.071        4,366
                             2012        $11.071      $12.660        3,980
                             2013        $12.660      $16.135        3,658
                             2014        $16.135      $17.570        2,398
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.745      $11.270            0
                             2006        $11.270      $12.447            0
                             2007        $12.447      $13.421            0
                             2008        $13.421      $ 8.779        2,817
                             2009        $ 8.779      $10.888        2,499
                             2010        $10.888      $11.831        2,229
                             2011        $11.831      $11.314        1,757
                             2012        $11.314      $13.176        1,313
                             2013        $13.176      $17.011          994
                             2014        $17.011      $18.456          736
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.885      $10.175          109
                             2006        $10.175      $11.262            0
                             2007        $11.262      $11.284            0
                             2008        $11.284      $ 6.688        1,390
                             2009        $ 6.688      $10.678        1,024
                             2010        $10.678      $14.225          751
                             2011        $14.225      $12.478          617
                             2012        $12.478      $14.783          498
                             2013        $14.783      $20.460          377
                             2014        $20.460      $18.548          349

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.719      $10.778         1,493
                             2006        $10.778      $11.791         3,335
                             2007        $11.791      $12.008         1,842
                             2008        $12.008      $ 9.141         6,555
                             2009        $ 9.141      $10.546         4,746
                             2010        $10.546      $11.331         3,567
                             2011        $11.331      $11.281         3,590
                             2012        $11.281      $12.263         3,401
                             2013        $12.263      $14.270         2,907
                             2014        $14.270      $15.137         2,845
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.108      $11.590           385
                             2006        $11.590      $13.688           796
                             2007        $13.688      $14.432           592
                             2008        $14.432      $ 9.512         6,545
                             2009        $ 9.512      $11.415         6,438
                             2010        $11.415      $12.441         3,588
                             2011        $12.441      $12.136         3,663
                             2012        $12.136      $13.782         3,450
                             2013        $13.782      $18.314         3,009
                             2014        $18.314      $19.779         2,918
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.671             0
                             2006        $11.671      $11.747             0
                             2007        $11.747      $12.206             0
                             2008        $12.206      $ 6.075            87
                             2009        $ 6.075      $ 7.874            86
                             2010        $ 7.874      $ 9.812            85
                             2011        $ 9.812      $ 9.697            85
                             2012        $ 9.697      $11.039            84
                             2013        $11.039      $14.672            28
                             2014        $14.672      $15.173            21
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.322      $12.656           707
                             2006        $12.656      $14.558           687
                             2007        $14.558      $15.133           278
                             2008        $15.133      $ 8.849         5,618
                             2009        $ 8.849      $12.084         3,953
                             2010        $12.084      $13.702         1,711
                             2011        $13.702      $12.284         1,539
                             2012        $12.284      $14.560         1,301
                             2013        $14.560      $18.120         1,045
                             2014        $18.120      $18.122           719
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.256      $12.103         1,245
                             2006        $12.103      $13.600         1,922
                             2007        $13.600      $13.141         1,227
                             2008        $13.141      $ 7.984        18,988
                             2009        $ 7.984      $10.710        16,341
                             2010        $10.710      $12.916        13,708
                             2011        $12.916      $12.356        13,567
                             2012        $12.356      $14.248        13,354
                             2013        $14.248      $19.636         6,567
                             2014        $19.636      $21.486         5,911

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.319      $10.634           301
                             2006        $10.634      $10.650           323
                             2007        $10.650      $10.816           354
                             2008        $10.816      $10.347         9,844
                             2009        $10.347      $11.725         8,141
                             2010        $11.725      $12.467         9,292
                             2011        $12.467      $13.045         8,992
                             2012        $13.045      $14.170         8,864
                             2013        $14.170      $13.956         4,485
                             2014        $13.956      $15.204         2,946
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.899      $ 9.970           885
                             2006        $ 9.970      $10.222           694
                             2007        $10.222      $10.506           704
                             2008        $10.506      $10.528        22,117
                             2009        $10.528      $10.329        10,198
                             2010        $10.329      $10.127         9,982
                             2011        $10.127      $ 9.931         3,992
                             2012        $ 9.931      $ 9.738         3,813
                             2013        $ 9.738      $ 9.549         3,868
                             2014        $ 9.549      $ 9.359         3,771
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.533      $10.538         1,121
                             2006        $10.538      $10.401         1,146
                             2007        $10.401      $11.280           362
                             2008        $11.280      $10.276        11,204
                             2009        $10.276      $11.923         8,997
                             2010        $11.923      $12.633         7,079
                             2011        $12.633      $13.826         6,656
                             2012        $13.826      $14.735         6,329
                             2013        $14.735      $13.109        26,569
                             2014        $13.109      $13.244        26,646
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.221      $10.262         1,552
                             2006        $10.262      $10.445         1,596
                             2007        $10.445      $11.132           869
                             2008        $11.132      $11.435        42,191
                             2009        $11.435      $12.784        35,628
                             2010        $12.784      $13.545        31,262
                             2011        $13.545      $13.754        29,001
                             2012        $13.754      $14.771        20,020
                             2013        $14.771      $14.192         6,236
                             2014        $14.192      $14.503         4,991
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.757      $10.831           790
                             2006        $10.831      $11.762           534
                             2007        $11.762      $11.014           316
                             2008        $11.014      $ 7.428         1,863
                             2009        $ 7.428      $ 7.152             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.162      $10.444           540
                             2006        $10.444      $11.399           450
                             2007        $11.399      $11.876           202
                             2008        $11.876      $10.728             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.427      $10.795           391
                             2006        $10.795      $11.567           603
                             2007        $11.567      $12.750           603
                             2008        $12.750      $ 7.165        18,276
                             2009        $ 7.165      $ 9.957        12,885
                             2010        $ 9.957      $11.319        10,891
                             2011        $11.319      $11.244         9,568
                             2012        $11.244      $12.992         8,218
                             2013        $12.992      $17.934         6,786
                             2014        $17.934      $19.129         4,826
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.039      $11.219         1,637
                             2006        $11.219      $13.046         2,122
                             2007        $13.046      $13.171           609
                             2008        $13.171      $ 8.226        15,396
                             2009        $ 8.226      $10.097        12,397
                             2010        $10.097      $11.354        11,094
                             2011        $11.354      $11.014        10,547
                             2012        $11.014      $12.620         9,524
                             2013        $12.620      $16.005         8,934
                             2014        $16.005      $16.799         7,142
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.321      $11.681             0
                             2006        $11.681      $11.884            42
                             2007        $11.884      $14.168            42
                             2008        $14.168      $ 7.033           639
                             2009        $ 7.033      $11.382            91
                             2010        $11.382      $13.676             0
                             2011        $13.676      $12.996             0
                             2012        $12.996      $14.525             0
                             2013        $14.525      $21.028             0
                             2014        $21.028      $21.862             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.776      $14.618         2,214
                             2006        $14.618      $19.724           961
                             2007        $19.724      $15.989           777
                             2008        $15.989      $ 9.705        28,148
                             2009        $ 9.705      $12.221        27,005
                             2010        $12.221      $15.514        21,492
                             2011        $15.514      $16.065        20,907
                             2012        $16.065      $18.202        10,394
                             2013        $18.202      $18.151        11,006
                             2014        $18.151      $23.022        10,132
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.033      $15.567         1,190
                             2006        $15.567      $21.281           676
                             2007        $21.281      $28.698           252
                             2008        $28.698      $ 9.905         1,306
                             2009        $ 9.905      $20.693         1,015
                             2010        $20.693      $25.722           786
                             2011        $25.722      $18.720           707
                             2012        $18.720      $23.813           683
                             2013        $23.813      $26.142           660
                             2014        $26.142      $25.513            63

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.380      $18.403           112
                             2006        $18.403      $22.454            81
                             2007        $22.454      $31.982            79
                             2008        $31.982      $16.885         1,656
                             2009        $16.885      $26.067         1,045
                             2010        $26.067      $33.015           695
                             2011        $33.015      $27.033           673
                             2012        $27.033      $27.388           588
                             2013        $27.388      $29.668         1,089
                             2014        $29.668      $23.519         1,135
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.858      $ 9.681           464
                             2006        $ 9.681      $10.309           498
                             2007        $10.309      $10.511           235
                             2008        $10.511      $ 8.952           551
                             2009        $ 8.952      $ 9.989           624
                             2010        $ 9.989      $10.277           705
                             2011        $10.277      $ 9.843           778
                             2012        $ 9.843      $ 9.774           598
                             2013        $ 9.774      $10.062           211
                             2014        $10.062      $ 9.756           224
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.806      $10.966         2,777
                             2006        $10.966      $11.859         2,515
                             2007        $11.859      $11.582           903
                             2008        $11.582      $ 7.845        12,802
                             2009        $ 7.845      $11.905         7,831
                             2010        $11.905      $13.381         5,059
                             2011        $13.381      $13.281         4,409
                             2012        $13.281      $15.367         3,988
                             2013        $15.367      $15.972         3,355
                             2014        $15.972      $15.417         2,056

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.148      $11.342            0
                             2006        $11.342      $13.210            0
                             2007        $13.210      $17.224            0
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
                             2013        $17.007      $22.442          555
                             2014        $22.442      $24.926          289
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.033      $10.974            0
                             2006        $10.974      $11.270            0
                             2007        $11.270      $13.199            0
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
                             2013        $11.503      $15.155          245
                             2014        $15.155      $16.404          231
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.554      $11.319            0
                             2006        $11.319      $12.177            0
                             2007        $12.177      $15.648            0
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501
                             2013        $11.117      $14.737        2,348
                             2014        $14.737      $15.521        1,965
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.459            0
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
                             2013        $ 8.777      $11.357            0
                             2014        $11.357      $12.156            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.698            0
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
                             2013        $ 9.356      $12.125           30
                             2014        $12.125      $13.260           28

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.146      $10.309             0
                             2006        $10.309      $10.813             0
                             2007        $10.813      $12.191             0
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
                             2013        $12.476      $14.087         1,772
                             2014        $14.087      $14.555         1,675
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.311      $12.917             0
                             2006        $12.917      $14.092             0
                             2007        $14.092      $16.182             0
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
                             2013        $14.915      $19.122         2,889
                             2014        $19.122      $20.902         1,185
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.765      $11.127             0
                             2006        $11.127      $13.065             0
                             2007        $13.065      $12.952             0
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
                             2013        $11.714      $14.659           915
                             2014        $14.659      $15.568           904
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.741      $10.062             0
                             2006        $10.062      $10.498             0
                             2007        $10.498      $13.016             0
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041
                             2013        $11.180      $14.886           736
                             2014        $14.886      $16.179           736
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.594      $10.845             0
                             2006        $10.845      $12.257             0
                             2007        $12.257      $12.620             0
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695
                             2013        $12.163      $15.707         3,948
                             2014        $15.707      $17.421         3,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.145      $10.120             0
                             2006        $10.120      $10.318             0
                             2007        $10.318      $10.513             0
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
                             2013        $12.812      $12.284         6,268
                             2014        $12.284      $12.701         3,217
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.896      $ 9.958             0
                             2006        $ 9.958      $10.200             0
                             2007        $10.200      $10.480             0
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
                             2013        $ 9.740      $ 9.537         6,875
                             2014        $ 9.537      $ 9.337         6,061
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.856      $12.625             0
                             2006        $12.625      $14.557             0
                             2007        $14.557      $16.680             0
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
                             2013        $11.912      $15.180         3,690
                             2014        $15.180      $13.628         3,983
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.526      $11.718             0
                             2006        $11.718      $12.779             0
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119
                             2013        $11.304      $12.999             3
                             2014        $12.999      $13.081             3
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.142           367
                             2013        $ 9.142      $12.511           312
                             2014        $12.511      $13.249           256
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.232      $10.877             0
                             2006        $10.877      $11.294             0
                             2007        $11.294      $12.353             0
                             2008        $12.353      $ 6.938           142
                             2009        $ 6.938      $ 8.200           142
                             2010        $ 8.200      $ 9.248           142
                             2011        $ 9.248      $ 8.320           142
                             2012        $ 8.320      $ 9.530             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745             0
                             2007        $10.745      $11.347             0
                             2008        $11.347      $ 7.740         4,163
                             2009        $ 7.740      $ 9.698         3,963
                             2010        $ 9.698      $10.372         2,964
                             2011        $10.372      $10.125         2,895
                             2012        $10.125      $11.261         2,774
                             2013        $11.261      $14.215         1,761
                             2014        $14.215      $15.008         1,751
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500           772
                             2012        $11.500      $11.507           395
                             2013        $11.507      $10.944            66
                             2014        $10.944      $11.130            68
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.006      $11.823             0
                             2006        $11.823      $13.425             0
                             2007        $13.425      $13.473             0
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
                             2013        $12.782      $16.739         4,188
                             2014        $16.739      $18.020         3,396
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.913      $11.461             0
                             2006        $11.461      $12.453             0
                             2007        $12.453      $13.322             0
                             2008        $13.322      $ 9.301         5,011
                             2009        $ 9.301      $11.824         3,173
                             2010        $11.824      $13.171         2,724
                             2011        $13.171      $12.057         2,761
                             2012        $12.057      $13.056         2,318
                             2013        $13.056      $16.420         1,920
                             2014        $16.420      $16.746         1,919
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.035      $12.004             0
                             2006        $12.004      $12.331             0
                             2007        $12.331      $14.196             0
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
                             2013        $13.667      $18.278           847
                             2014        $18.278      $19.270           847
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.671      $11.014             0
                             2006        $11.014      $12.179             0
                             2007        $12.179      $12.085             0
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
                             2013        $ 9.386      $12.247         2,659
                             2014        $12.247      $12.755         2,593

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.117      $10.229            0
                             2006        $10.229      $10.326            0
                             2007        $10.326      $10.818            0
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813        1,692
                             2009        $ 6.813      $11.945        1,598
                             2010        $11.945      $14.620        1,557
                             2011        $14.620      $ 9.684        1,556
                             2012        $ 9.684      $10.730        1,556
                             2013        $10.730      $12.005           54
                             2014        $12.005      $10.330            3
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.225      $12.089            0
                             2006        $12.089      $13.619            0
                             2007        $13.619      $14.287            0
                             2008        $14.287      $10.085        7,350
                             2009        $10.085      $13.123        5,424
                             2010        $13.123      $14.822        4,331
                             2011        $14.822      $14.079        4,570
                             2012        $14.079      $15.270        3,154
                             2013        $15.270      $18.807        1,580
                             2014        $18.807      $19.966        1,460
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027            0
                             2007        $13.027      $11.972            0
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.551      $11.122            0
                             2006        $11.122      $12.023            0
                             2007        $12.023      $12.980            0
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
                             2013        $15.288      $17.931        1,518
                             2014        $17.931      $19.001        1,378
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $11.690            0
                             2006        $11.690      $13.512            0
                             2007        $13.512      $15.641            0
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.411      $12.575            0
                             2006        $12.575      $13.434            0
                             2007        $13.434      $17.968            0
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
                             2013        $16.126      $20.664          825
                             2014        $20.664      $21.943          775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.260      $12.228            0
                             2006        $12.228      $13.261            0
                             2007        $13.261      $13.777            0
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.253      $10.411            0
                             2006        $10.411      $12.016            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.349      $10.734            0
                             2006        $10.734      $12.375            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.908          857
                             2014        $14.908      $14.965          229
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.578      $10.569            0
                             2006        $10.569      $11.382            0
                             2007        $11.382      $11.313            0
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
                             2013        $14.329      $14.471            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.399      $10.611            0
                             2006        $10.611      $11.148            0
                             2007        $11.148      $12.116            0
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726
                             2013        $12.545      $15.973        1,815
                             2014        $15.973      $17.375        1,731
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.735      $11.248            0
                             2006        $11.248      $12.411            0
                             2007        $12.411      $13.367            0
                             2008        $13.367      $ 8.735          791
                             2009        $ 8.735      $10.822        1,337
                             2010        $10.822      $11.748        1,213
                             2011        $11.748      $11.224        1,043
                             2012        $11.224      $13.057          902
                             2013        $13.057      $16.839          610
                             2014        $16.839      $18.252            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.876      $10.155            0
                             2006        $10.155      $11.228            0
                             2007        $11.228      $11.239            0
                             2008        $11.239      $ 6.654        1,853
                             2009        $ 6.654      $10.613        2,483
                             2010        $10.613      $14.125        3,909
                             2011        $14.125      $12.378        3,841
                             2012        $12.378      $14.650        3,317
                             2013        $14.650      $20.254        1,253
                             2014        $20.254      $18.342        1,253

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.709      $10.757             0
                             2006        $10.757      $11.756             0
                             2007        $11.756      $11.960             0
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
                             2013        $12.152      $14.127         3,354
                             2014        $14.127      $14.969         3,070
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.097      $11.568             0
                             2006        $11.568      $13.648             0
                             2007        $13.648      $14.374             0
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
                             2013        $13.657      $18.129             0
                             2014        $18.129      $19.560             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727             0
                             2007        $11.727      $12.172             0
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
                             2013        $10.953      $14.543         1,669
                             2014        $14.543      $15.024             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.312      $12.632             0
                             2006        $12.632      $14.515             0
                             2007        $14.515      $15.072             0
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383
                             2013        $14.428      $17.937         1,486
                             2014        $17.937      $17.922         1,473
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.245      $12.079             0
                             2006        $12.079      $13.560             0
                             2007        $13.560      $13.089             0
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
                             2013        $14.119      $19.438         1,595
                             2014        $19.438      $21.248         1,556

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.310      $10.614             0
                             2006        $10.614      $10.619             0
                             2007        $10.619      $10.772             0
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
                             2013        $14.042      $13.816         1,311
                             2014        $13.816      $15.035         1,265
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.890      $ 9.951             0
                             2006        $ 9.951      $10.192             0
                             2007        $10.192      $10.464             0
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341
                             2013        $ 9.650      $ 9.453         1,699
                             2014        $ 9.453      $ 9.255         1,361
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.523      $10.517             0
                             2006        $10.517      $10.370             0
                             2007        $10.370      $11.235             0
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449
                             2013        $14.602      $12.977         2,808
                             2014        $12.977      $13.097         2,789
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.212      $10.242             0
                             2006        $10.242      $10.414             0
                             2007        $10.414      $11.088             0
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
                             2013        $14.637      $14.049         3,476
                             2014        $14.049      $14.342         3,390
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.750      $10.813             0
                             2006        $10.813      $11.730             0
                             2007        $11.730      $10.973             0
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.151      $10.423             0
                             2006        $10.423      $11.365             0
                             2007        $11.365      $11.829             0
                             2008        $11.829      $10.685             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.417      $10.774             0
                             2006        $10.774      $11.533             0
                             2007        $11.533      $12.699             0
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
                             2013        $12.874      $17.753         2,631
                             2014        $17.753      $18.917         2,512
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.029      $11.197             0
                             2006        $11.197      $13.007             0
                             2007        $13.007      $13.118             0
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853
                             2013        $12.506      $15.843         5,577
                             2014        $15.843      $16.612         4,765
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.311      $11.658             0
                             2006        $11.658      $11.849             0
                             2007        $11.849      $14.111             0
                             2008        $14.111      $ 6.997         2,412
                             2009        $ 6.997      $11.313         2,172
                             2010        $11.313      $13.580         1,591
                             2011        $13.580      $12.891         1,594
                             2012        $12.891      $14.394         1,208
                             2013        $14.394      $20.816            84
                             2014        $20.816      $21.620            37
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.764      $14.590             0
                             2006        $14.590      $19.666             0
                             2007        $19.666      $15.925             0
                             2008        $15.925      $ 9.657         3,507
                             2009        $ 9.657      $12.148         2,547
                             2010        $12.148      $15.405         2,238
                             2011        $15.405      $15.936         2,373
                             2012        $15.936      $18.037         1,697
                             2013        $18.037      $17.968           219
                             2014        $17.968      $22.767           157
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.022      $15.536             0
                             2006        $15.536      $21.218             0
                             2007        $21.218      $28.584             0
                             2008        $28.584      $ 9.855         1,602
                             2009        $ 9.855      $20.568         1,715
                             2010        $20.568      $25.541         3,485
                             2011        $25.541      $18.570         1,965
                             2012        $18.570      $23.598         1,921
                             2013        $23.598      $25.879           364
                             2014        $25.879      $25.230             2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.369      $18.368            0
                             2006        $18.368      $22.387            0
                             2007        $22.387      $31.855            0
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183
                             2013        $27.140      $29.369          355
                             2014        $29.369      $23.259          331
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.849      $ 9.662            0
                             2006        $ 9.662      $10.278            0
                             2007        $10.278      $10.469            0
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
                             2013        $ 9.685      $ 9.961            0
                             2014        $ 9.961      $ 9.648            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.796      $10.944            0
                             2006        $10.944      $11.824            0
                             2007        $11.824      $11.536            0
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775
                             2013        $15.228      $15.812        3,045
                             2014        $15.812      $15.246        2,703

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.144      $11.331          0
                             2006        $11.331      $13.191          0
                             2007        $13.191      $17.190          0
                             2008        $17.190      $ 9.206          0
                             2009        $ 9.206      $13.575          0
                             2010        $13.575      $15.093          0
                             2011        $15.093      $14.677          0
                             2012        $14.677      $16.930          0
                             2013        $16.930      $22.329          0
                             2014        $22.329      $24.787          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.028      $10.963          0
                             2006        $10.963      $11.254          0
                             2007        $11.254      $13.172          0
                             2008        $13.172      $ 6.922          0
                             2009        $ 6.922      $ 9.973          0
                             2010        $ 9.973      $11.018          0
                             2011        $11.018      $10.700          0
                             2012        $10.700      $11.451          0
                             2013        $11.451      $15.079          0
                             2014        $15.079      $16.313          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.549      $11.308          0
                             2006        $11.308      $12.159          0
                             2007        $12.159      $15.617          0
                             2008        $15.617      $ 6.346          0
                             2009        $ 6.346      $ 9.395          0
                             2010        $ 9.395      $10.930          0
                             2011        $10.930      $ 9.776          0
                             2012        $ 9.776      $11.067          0
                             2013        $11.067      $14.662          0
                             2014        $14.662      $15.435          0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.456          0
                             2008        $ 9.456      $ 5.868          0
                             2009        $ 5.868      $ 7.428          0
                             2010        $ 7.428      $ 8.475          0
                             2011        $ 8.475      $ 7.779          0
                             2012        $ 7.779      $ 8.752          0
                             2013        $ 8.752      $11.318          0
                             2014        $11.318      $12.108          0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.695          0
                             2008        $ 9.695      $ 6.107          0
                             2009        $ 6.107      $ 7.440          0
                             2010        $ 7.440      $ 7.969          0
                             2011        $ 7.969      $ 8.184          0
                             2012        $ 8.184      $ 9.329          0
                             2013        $ 9.329      $12.084          0
                             2014        $12.084      $13.208          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.141      $10.299            0
                             2006        $10.299      $10.797            0
                             2007        $10.797      $12.167            0
                             2008        $12.167      $ 8.464            0
                             2009        $ 8.464      $10.664            0
                             2010        $10.664      $11.892            0
                             2011        $11.892      $11.309            0
                             2012        $11.309      $12.419            0
                             2013        $12.419      $14.016            0
                             2014        $14.016      $14.475            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.305      $12.905            0
                             2006        $12.905      $14.072            0
                             2007        $14.072      $16.150            0
                             2008        $16.150      $ 9.056        2,514
                             2009        $ 9.056      $12.004        2,248
                             2010        $12.004      $13.734        2,210
                             2011        $13.734      $13.065        2,016
                             2012        $13.065      $14.847        1,815
                             2013        $14.847      $19.025        1,631
                             2014        $19.025      $20.786        1,480
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.760      $11.116            0
                             2006        $11.116      $13.046            0
                             2007        $13.046      $12.926            0
                             2008        $12.926      $ 7.233          336
                             2009        $ 7.233      $ 9.192          324
                             2010        $ 9.192      $10.337            0
                             2011        $10.337      $10.181            0
                             2012        $10.181      $11.661            0
                             2013        $11.661      $14.585            0
                             2014        $14.585      $15.482            0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.736      $10.052            0
                             2006        $10.052      $10.483            0
                             2007        $10.483      $12.991            0
                             2008        $12.991      $ 6.697            0
                             2009        $ 6.697      $ 8.386            0
                             2010        $ 8.386      $10.164            0
                             2011        $10.164      $ 9.943            0
                             2012        $ 9.943      $11.130            0
                             2013        $11.130      $14.811            0
                             2014        $14.811      $16.089            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.589      $10.834            0
                             2006        $10.834      $12.239            0
                             2007        $12.239      $12.595            0
                             2008        $12.595      $ 7.744        3,381
                             2009        $ 7.744      $ 9.571        3,053
                             2010        $ 9.571      $10.744        2,460
                             2011        $10.744      $10.701        1,946
                             2012        $10.701      $12.108        1,714
                             2013        $12.108      $15.628        1,405
                             2014        $15.628      $17.324          964

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.140      $10.110            0
                             2006        $10.110      $10.303            0
                             2007        $10.303      $10.492            0
                             2008        $10.492      $ 9.911          218
                             2009        $ 9.911      $11.198           87
                             2010        $11.198      $11.785            0
                             2011        $11.785      $12.343            0
                             2012        $12.343      $12.754            0
                             2013        $12.754      $12.222            0
                             2014        $12.222      $12.631            0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.892      $ 9.948            0
                             2006        $ 9.948      $10.185            0
                             2007        $10.185      $10.459            0
                             2008        $10.459      $10.517        2,550
                             2009        $10.517      $10.340        2,566
                             2010        $10.340      $10.125        1,882
                             2011        $10.125      $ 9.909        4,184
                             2012        $ 9.909      $ 9.696        3,750
                             2013        $ 9.696      $ 9.489        2,712
                             2014        $ 9.489      $ 9.286          810
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.850      $12.612            0
                             2006        $12.612      $14.535            0
                             2007        $14.535      $16.646            0
                             2008        $16.646      $ 9.128        1,791
                             2009        $ 9.128      $11.273        1,620
                             2010        $11.273      $12.446        1,478
                             2011        $12.446      $10.067        1,398
                             2012        $10.067      $11.858        1,253
                             2013        $11.858      $15.103        1,134
                             2014        $15.103      $13.552        1,038
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.521      $11.707            0
                             2006        $11.707      $12.760            0
                             2007        $12.760      $15.324            0
                             2008        $15.324      $ 8.886            0
                             2009        $ 8.886      $11.068            0
                             2010        $11.068      $12.044            0
                             2011        $12.044      $11.012            0
                             2012        $11.012      $11.253            0
                             2013        $11.253      $12.933            0
                             2014        $12.933      $13.009            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.100          265
                             2013        $ 9.100      $12.448          172
                             2014        $12.448      $13.176            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.227      $10.866            0
                             2006        $10.866      $11.277            0
                             2007        $11.277      $12.328            0
                             2008        $12.328      $ 6.921          353
                             2009        $ 6.921      $ 8.175          377
                             2010        $ 8.175      $ 9.216          374
                             2011        $ 9.216      $ 8.286          306
                             2012        $ 8.286      $ 9.490            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.741            0
                             2007        $10.741      $11.337            0
                             2008        $11.337      $ 7.729            0
                             2009        $ 7.729      $ 9.679            0
                             2010        $ 9.679      $10.347            0
                             2011        $10.347      $10.096            0
                             2012        $10.096      $11.223            0
                             2013        $11.223      $14.159            0
                             2014        $14.159      $14.942            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.453            0
                             2012        $11.453      $11.455            0
                             2013        $11.455      $10.889            0
                             2014        $10.889      $11.068            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.001      $11.812            0
                             2006        $11.812      $13.405            0
                             2007        $13.405      $13.446            0
                             2008        $13.446      $ 8.919        1,956
                             2009        $ 8.919      $10.831        1,742
                             2010        $10.831      $11.890        1,557
                             2011        $11.890      $11.372        1,387
                             2012        $11.372      $12.724        1,225
                             2013        $12.724      $16.654        1,084
                             2014        $16.654      $17.920          957
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.908      $11.449            0
                             2006        $11.449      $12.434            0
                             2007        $12.434      $13.295            0
                             2008        $13.295      $ 9.278          467
                             2009        $ 9.278      $11.789          436
                             2010        $11.789      $13.125          415
                             2011        $13.125      $12.008          326
                             2012        $12.008      $12.997          280
                             2013        $12.997      $16.337          203
                             2014        $16.337      $16.653           78
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.030      $11.993            0
                             2006        $11.993      $12.313            0
                             2007        $12.313      $14.167            0
                             2008        $14.167      $ 7.370            0
                             2009        $ 7.370      $11.277            0
                             2010        $11.277      $14.044            0
                             2011        $14.044      $12.456            0
                             2012        $12.456      $13.605            0
                             2013        $13.605      $18.185            0
                             2014        $18.185      $19.163            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.666      $11.004            0
                             2006        $11.004      $12.161            0
                             2007        $12.161      $12.061            0
                             2008        $12.061      $ 5.676            0
                             2009        $ 5.676      $ 8.205            0
                             2010        $ 8.205      $ 8.586            0
                             2011        $ 8.586      $ 8.117            0
                             2012        $ 8.117      $ 9.344            0
                             2013        $ 9.344      $12.185            0
                             2014        $12.185      $12.684            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.112      $10.220            0
                             2006        $10.220      $10.311            0
                             2007        $10.311      $10.796            0
                             2008        $10.796      $10.724          217
                             2009        $10.724      $10.584           86
                             2010        $10.584      $10.862            0
                             2011        $10.862      $10.899            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.796          200
                             2009        $ 6.796      $11.909          147
                             2010        $11.909      $14.568          132
                             2011        $14.568      $ 9.645            0
                             2012        $ 9.645      $10.681            0
                             2013        $10.681      $11.944            0
                             2014        $11.944      $10.273            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.219      $12.077            0
                             2006        $12.077      $13.598            0
                             2007        $13.598      $14.259            0
                             2008        $14.259      $10.060        1,357
                             2009        $10.060      $13.084        1,223
                             2010        $13.084      $14.770        1,104
                             2011        $14.770      $14.022          995
                             2012        $14.022      $15.200          891
                             2013        $15.200      $18.713          803
                             2014        $18.713      $19.855          723
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.914            0
                             2006        $10.914      $13.016            0
                             2007        $13.016      $11.956            0
                             2008        $11.956      $ 7.497            0
                             2009        $ 7.497      $ 7.086            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.546      $11.111            0
                             2006        $11.111      $12.005            0
                             2007        $12.005      $12.954            0
                             2008        $12.954      $10.640            0
                             2009        $10.640      $13.074          334
                             2010        $13.074      $13.832          348
                             2011        $13.832      $13.719            0
                             2012        $13.719      $15.219            0
                             2013        $15.219      $17.841            0
                             2014        $17.841      $18.895            0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.233      $11.678            0
                             2006        $11.678      $13.492            0
                             2007        $13.492      $15.610            0
                             2008        $15.610      $14.652            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.406      $12.563            0
                             2006        $12.563      $13.414            0
                             2007        $13.414      $17.933            0
                             2008        $17.933      $ 9.771            0
                             2009        $ 9.771      $13.961            0
                             2010        $13.961      $14.546        1,269
                             2011        $14.546      $13.246        1,143
                             2012        $13.246      $16.053        1,024
                             2013        $16.053      $20.560          922
                             2014        $20.560      $21.821          831

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.255      $12.216            0
                             2006        $12.216      $13.241            0
                             2007        $13.241      $13.749            0
                             2008        $13.749      $ 8.578        1,339
                             2009        $ 8.578      $10.286        1,206
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.248      $10.401            0
                             2006        $10.401      $11.998            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.344      $10.724            0
                             2006        $10.724      $12.357            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.833          100
                             2014        $14.833      $14.882            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.573      $10.559            0
                             2006        $10.559      $11.365            0
                             2007        $11.365      $11.290            0
                             2008        $11.290      $ 7.881          504
                             2009        $ 7.881      $11.199          468
                             2010        $11.199      $12.536          236
                             2011        $12.536      $12.740          178
                             2012        $12.740      $14.264          154
                             2013        $14.264      $14.401            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.394      $10.601            0
                             2006        $10.601      $11.132            0
                             2007        $11.132      $12.092            0
                             2008        $12.092      $ 7.456            0
                             2009        $ 7.456      $10.148            0
                             2010        $10.148      $11.137            0
                             2011        $11.137      $10.938            0
                             2012        $10.938      $12.488            0
                             2013        $12.488      $15.892            0
                             2014        $15.892      $17.279            0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.730      $11.237            0
                             2006        $11.237      $12.392            0
                             2007        $12.392      $13.341            0
                             2008        $13.341      $ 8.713        1,204
                             2009        $ 8.713      $10.790        1,227
                             2010        $10.790      $11.706        1,266
                             2011        $11.706      $11.178          751
                             2012        $11.178      $12.997          650
                             2013        $12.997      $16.754          422
                             2014        $16.754      $18.150            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.871      $10.146            0
                             2006        $10.146      $11.212            0
                             2007        $11.212      $11.216            0
                             2008        $11.216      $ 6.637          536
                             2009        $ 6.637      $10.581          416
                             2010        $10.581      $14.075          349
                             2011        $14.075      $12.328          195
                             2012        $12.328      $14.583          169
                             2013        $14.583      $20.151          109
                             2014        $20.151      $18.240            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.704      $10.746            0
                             2006        $10.746      $11.738            0
                             2007        $11.738      $11.937            0
                             2008        $11.937      $ 9.073          608
                             2009        $ 9.073      $10.451          640
                             2010        $10.451      $11.212          429
                             2011        $11.212      $11.145            0
                             2012        $11.145      $12.097            0
                             2013        $12.097      $14.055            0
                             2014        $14.055      $14.886            0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.092      $11.556            0
                             2006        $11.556      $13.628            0
                             2007        $13.628      $14.346            0
                             2008        $14.346      $ 9.441            0
                             2009        $ 9.441      $11.312            0
                             2010        $11.312      $12.310            0
                             2011        $12.310      $11.990            0
                             2012        $11.990      $13.595            0
                             2013        $13.595      $18.038            0
                             2014        $18.038      $19.451            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.659            0
                             2006        $11.659      $11.717            0
                             2007        $11.717      $12.156            0
                             2008        $12.156      $ 6.041            0
                             2009        $ 6.041      $ 7.818            0
                             2010        $ 7.818      $ 9.727            0
                             2011        $ 9.727      $ 9.598            0
                             2012        $ 9.598      $10.910            0
                             2013        $10.910      $14.478            0
                             2014        $14.478      $14.950            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.306      $12.620            0
                             2006        $12.620      $14.493            0
                             2007        $14.493      $15.042            0
                             2008        $15.042      $ 8.782          635
                             2009        $ 8.782      $11.975          591
                             2010        $11.975      $13.558          583
                             2011        $13.558      $12.136          344
                             2012        $12.136      $14.362          297
                             2013        $14.362      $17.847          193
                             2014        $17.847      $17.822            0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.240      $12.068            0
                             2006        $12.068      $13.540            0
                             2007        $13.540      $13.063            0
                             2008        $13.063      $ 7.924        1,733
                             2009        $ 7.924      $10.613        1,548
                             2010        $10.613      $12.780        1,388
                             2011        $12.780      $12.207        1,240
                             2012        $12.207      $14.055        1,100
                             2013        $14.055      $19.340          978
                             2014        $19.340      $21.130          869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.305      $10.603            0
                             2006        $10.603      $10.603            0
                             2007        $10.603      $10.751            0
                             2008        $10.751      $10.269            0
                             2009        $10.269      $11.619            0
                             2010        $11.619      $12.336            0
                             2011        $12.336      $12.888            0
                             2012        $12.888      $13.978            0
                             2013        $13.978      $13.746            0
                             2014        $13.746      $14.952            0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.885      $ 9.941            0
                             2006        $ 9.941      $10.177            0
                             2007        $10.177      $10.443            0
                             2008        $10.443      $10.449        3,369
                             2009        $10.449      $10.236        2,266
                             2010        $10.236      $10.021        1,201
                             2011        $10.021      $ 9.811            0
                             2012        $ 9.811      $ 9.606            0
                             2013        $ 9.606      $ 9.405            0
                             2014        $ 9.405      $ 9.204            0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.518      $10.507            0
                             2006        $10.507      $10.354            0
                             2007        $10.354      $11.213            0
                             2008        $11.213      $10.199        1,725
                             2009        $10.199      $11.816        1,478
                             2010        $11.816      $12.500        1,292
                             2011        $12.500      $13.660        1,152
                             2012        $13.660      $14.535        1,055
                             2013        $14.535      $12.912          999
                             2014        $12.912      $13.025          917
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.207      $10.232            0
                             2006        $10.232      $10.399            0
                             2007        $10.399      $11.066            0
                             2008        $11.066      $11.350        2,425
                             2009        $11.350      $12.668        2,475
                             2010        $12.668      $13.402        2,438
                             2011        $13.402      $13.588        1,568
                             2012        $13.588      $14.571        1,396
                             2013        $14.571      $13.978        1,079
                             2014        $13.978      $14.263          502
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.746      $10.804            0
                             2006        $10.804      $11.714            0
                             2007        $11.714      $10.952            0
                             2008        $10.952      $ 7.375          463
                             2009        $ 7.375      $ 7.097            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.146      $10.413            0
                             2006        $10.413      $11.348            0
                             2007        $11.348      $11.805            0
                             2008        $11.805      $10.663            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.412      $10.764            0
                             2006        $10.764      $11.516            0
                             2007        $11.516      $12.674            0
                             2008        $12.674      $ 7.112        1,691
                             2009        $ 7.112      $ 9.867        1,426
                             2010        $ 9.867      $11.200        1,319
                             2011        $11.200      $11.109          676
                             2012        $11.109      $12.816          585
                             2013        $12.816      $17.663          379
                             2014        $17.663      $18.812            0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.024      $11.186            0
                             2006        $11.186      $12.988            0
                             2007        $12.988      $13.092            0
                             2008        $13.092      $ 8.164        1,911
                             2009        $ 8.164      $10.006        1,636
                             2010        $10.006      $11.235        1,427
                             2011        $11.235      $10.882        1,316
                             2012        $10.882      $12.449        1,192
                             2013        $12.449      $15.763        1,071
                             2014        $15.763      $16.520          985
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.306      $11.647            0
                             2006        $11.647      $11.831            0
                             2007        $11.831      $14.083            0
                             2008        $14.083      $ 6.980            0
                             2009        $ 6.980      $11.279            0
                             2010        $11.279      $13.532            0
                             2011        $13.532      $12.839            0
                             2012        $12.839      $14.328            0
                             2013        $14.328      $20.711            0
                             2014        $20.711      $21.500            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.758      $14.576            0
                             2006        $14.576      $19.636            0
                             2007        $19.636      $15.893            0
                             2008        $15.893      $ 9.633        1,442
                             2009        $ 9.633      $12.111        1,238
                             2010        $12.111      $15.350        1,035
                             2011        $15.350      $15.871          734
                             2012        $15.871      $17.955          664
                             2013        $17.955      $17.877          573
                             2014        $17.877      $22.641          440
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.016      $15.521            0
                             2006        $15.521      $21.187            0
                             2007        $21.187      $28.527            0
                             2008        $28.527      $ 9.830          279
                             2009        $ 9.830      $20.506          173
                             2010        $20.506      $25.451          154
                             2011        $25.451      $18.495           69
                             2012        $18.495      $23.490           60
                             2013        $23.490      $25.748           39
                             2014        $25.748      $25.090            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.363      $18.350           0
                             2006        $18.350      $22.354           0
                             2007        $22.354      $31.791           0
                             2008        $31.791      $16.758           0
                             2009        $16.758      $25.833           0
                             2010        $25.833      $32.668           0
                             2011        $32.668      $26.708           0
                             2012        $26.708      $27.017           0
                             2013        $27.017      $29.221           0
                             2014        $29.221      $23.130           0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.844      $ 9.653           0
                             2006        $ 9.653      $10.263           0
                             2007        $10.263      $10.449           0
                             2008        $10.449      $ 8.885           0
                             2009        $ 8.885      $ 9.899           0
                             2010        $ 9.899      $10.168           0
                             2011        $10.168      $ 9.724           0
                             2012        $ 9.724      $ 9.641           0
                             2013        $ 9.641      $ 9.911           0
                             2014        $ 9.911      $ 9.594           0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.791      $10.934           0
                             2006        $10.934      $11.806           0
                             2007        $11.806      $11.513           0
                             2008        $11.513      $ 7.786         937
                             2009        $ 7.786      $11.798         837
                             2010        $11.798      $13.241         751
                             2011        $13.241      $13.121         671
                             2012        $13.121      $15.159         595
                             2013        $15.159      $15.732         529
                             2014        $15.732      $15.161         469

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.139      $11.320           0
                             2006        $11.320      $13.171           0
                             2007        $13.171      $17.156           0
                             2008        $17.156      $ 9.183           0
                             2009        $ 9.183      $13.534           0
                             2010        $13.534      $15.040           0
                             2011        $15.040      $14.617           0
                             2012        $14.617      $16.853           0
                             2013        $16.853      $22.216           0
                             2014        $22.216      $24.649           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.023      $10.952           0
                             2006        $10.952      $11.237           0
                             2007        $11.237      $13.146           0
                             2008        $13.146      $ 6.904           0
                             2009        $ 6.904      $ 9.943           0
                             2010        $ 9.943      $10.979           0
                             2011        $10.979      $10.657           0
                             2012        $10.657      $11.399           0
                             2013        $11.399      $15.003           0
                             2014        $15.003      $16.222           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.544      $11.297           0
                             2006        $11.297      $12.141         486
                             2007        $12.141      $15.586         486
                             2008        $15.586      $ 6.330         485
                             2009        $ 6.330      $ 9.367         485
                             2010        $ 9.367      $10.891         484
                             2011        $10.891      $ 9.737         483
                             2012        $ 9.737      $11.016         483
                             2013        $11.016      $14.588         482
                             2014        $14.588      $15.349         482
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.453           0
                             2008        $ 9.453      $ 5.863           0
                             2009        $ 5.863      $ 7.418           0
                             2010        $ 7.418      $ 8.459           0
                             2011        $ 8.459      $ 7.761           0
                             2012        $ 7.761      $ 8.726           0
                             2013        $ 8.726      $11.280           0
                             2014        $11.280      $12.061           0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.691           0
                             2008        $ 9.691      $ 6.102           0
                             2009        $ 6.102      $ 7.429           0
                             2010        $ 7.429      $ 7.954           0
                             2011        $ 7.954      $ 8.164           0
                             2012        $ 8.164      $ 9.302           0
                             2013        $ 9.302      $12.043           0
                             2014        $12.043      $13.157           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.137      $10.289            0
                             2006        $10.289      $10.781            0
                             2007        $10.781      $12.143            0
                             2008        $12.143      $ 8.443            0
                             2009        $ 8.443      $10.632            0
                             2010        $10.632      $11.850            0
                             2011        $11.850      $11.263            0
                             2012        $11.263      $12.363            0
                             2013        $12.363      $13.945            0
                             2014        $13.945      $14.394            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.300      $12.892           87
                             2006        $12.892      $14.051          129
                             2007        $14.051      $16.117          690
                             2008        $16.117      $ 9.033        1,139
                             2009        $ 9.033      $11.968        1,046
                             2010        $11.968      $13.686          305
                             2011        $13.686      $13.013          304
                             2012        $13.013      $14.780          555
                             2013        $14.780      $18.929           60
                             2014        $18.929      $20.670            0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.755      $11.105        1,537
                             2006        $11.105      $13.026        2,224
                             2007        $13.026      $12.900        1,413
                             2008        $12.900      $ 7.215        2,090
                             2009        $ 7.215      $ 9.165        1,918
                             2010        $ 9.165      $10.300        1,878
                             2011        $10.300      $10.140        1,846
                             2012        $10.140      $11.608        2,062
                             2013        $11.608      $14.512        1,362
                             2014        $14.512      $15.396          667
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.732      $10.042            0
                             2006        $10.042      $10.467          261
                             2007        $10.467      $12.965          261
                             2008        $12.965      $ 6.681          260
                             2009        $ 6.681      $ 8.361          260
                             2010        $ 8.361      $10.128          260
                             2011        $10.128      $ 9.903          259
                             2012        $ 9.903      $11.079          259
                             2013        $11.079      $14.736          259
                             2014        $14.736      $15.999          258
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.584      $10.824          102
                             2006        $10.824      $12.221          623
                             2007        $12.221      $12.570          587
                             2008        $12.570      $ 7.725          864
                             2009        $ 7.725      $ 9.542          860
                             2010        $ 9.542      $10.707          853
                             2011        $10.707      $10.658          848
                             2012        $10.658      $12.053          824
                             2013        $12.053      $15.549          784
                             2014        $15.549      $17.228          695

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.135      $10.101            0
                             2006        $10.101      $10.288            0
                             2007        $10.288      $10.471            0
                             2008        $10.471      $ 9.886          113
                             2009        $ 9.886      $11.164          125
                             2010        $11.164      $11.743          130
                             2011        $11.743      $12.293          121
                             2012        $12.293      $12.696          129
                             2013        $12.696      $12.160          157
                             2014        $12.160      $12.561          160
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.887      $ 9.939        4,182
                             2006        $ 9.939      $10.170        4,665
                             2007        $10.170      $10.438        4,304
                             2008        $10.438      $10.491        3,361
                             2009        $10.491      $10.309        4,096
                             2010        $10.309      $10.089        2,971
                             2011        $10.089      $ 9.869        2,863
                             2012        $ 9.869      $ 9.652        2,796
                             2013        $ 9.652      $ 9.441        2,763
                             2014        $ 9.441      $ 9.234          434
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.845      $12.600            0
                             2006        $12.600      $14.514          401
                             2007        $14.514      $16.613          401
                             2008        $16.613      $ 9.105          790
                             2009        $ 9.105      $11.239          745
                             2010        $11.239      $12.402          742
                             2011        $12.402      $10.027          766
                             2012        $10.027      $11.804        1,007
                             2013        $11.804      $15.027          526
                             2014        $15.027      $13.477          546
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.516      $11.695            0
                             2006        $11.695      $12.741            0
                             2007        $12.741      $15.293            0
                             2008        $15.293      $ 8.864            0
                             2009        $ 8.864      $11.035            0
                             2010        $11.035      $12.002            0
                             2011        $12.002      $10.968            0
                             2012        $10.968      $11.201            0
                             2013        $11.201      $12.868            0
                             2014        $12.868      $12.936            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.059            0
                             2013        $ 9.059      $12.385            0
                             2014        $12.385      $13.102            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.222      $10.856            0
                             2006        $10.856      $11.261            0
                             2007        $11.261      $12.303            0
                             2008        $12.303      $ 6.903            0
                             2009        $ 6.903      $ 8.150            0
                             2010        $ 8.150      $ 9.183            0
                             2011        $ 9.183      $ 8.253            0
                             2012        $ 8.253      $ 9.450            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.737            0
                             2007        $10.737      $11.327            0
                             2008        $11.327      $ 7.719            0
                             2009        $ 7.719      $ 9.661            0
                             2010        $ 9.661      $10.323            0
                             2011        $10.323      $10.066            0
                             2012        $10.066      $11.185            0
                             2013        $11.185      $14.104            0
                             2014        $14.104      $14.876            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.407        2,397
                             2012        $11.407      $11.403        1,552
                             2013        $11.403      $10.834            0
                             2014        $10.834      $11.007            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.996      $11.800        1,084
                             2006        $11.800      $13.385        1,281
                             2007        $13.385      $13.419        1,146
                             2008        $13.419      $ 8.896        2,176
                             2009        $ 8.896      $10.798        2,073
                             2010        $10.798      $11.848        1,249
                             2011        $11.848      $11.326        1,252
                             2012        $11.326      $12.666        1,185
                             2013        $12.666      $16.570          496
                             2014        $16.570      $17.821          223
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.902      $11.438            0
                             2006        $11.438      $12.416            0
                             2007        $12.416      $13.269            0
                             2008        $13.269      $ 9.255            0
                             2009        $ 9.255      $11.753            0
                             2010        $11.753      $13.079            0
                             2011        $13.079      $11.959            0
                             2012        $11.959      $12.938            0
                             2013        $12.938      $16.255            0
                             2014        $16.255      $16.560            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.025      $11.981            0
                             2006        $11.981      $12.295            0
                             2007        $12.295      $14.139            0
                             2008        $14.139      $ 7.351            0
                             2009        $ 7.351      $11.243            0
                             2010        $11.243      $13.995            0
                             2011        $13.995      $12.406            0
                             2012        $12.406      $13.543            0
                             2013        $13.543      $18.093            0
                             2014        $18.093      $19.056            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.661      $10.993          795
                             2006        $10.993      $12.143          866
                             2007        $12.143      $12.037          787
                             2008        $12.037      $ 5.661        1,160
                             2009        $ 5.661      $ 8.180          936
                             2010        $ 8.180      $ 8.556          899
                             2011        $ 8.556      $ 8.084          866
                             2012        $ 8.084      $ 9.301          819
                             2013        $ 9.301      $12.123          775
                             2014        $12.123      $12.614            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.108      $10.210            0
                             2006        $10.210      $10.296            0
                             2007        $10.296      $10.775            0
                             2008        $10.775      $10.697        2,819
                             2009        $10.697      $10.552        2,419
                             2010        $10.552      $10.824        2,408
                             2011        $10.824      $10.859            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.779          377
                             2009        $ 6.779      $11.873          314
                             2010        $11.873      $14.517          312
                             2011        $14.517      $ 9.606          311
                             2012        $ 9.606      $10.633          310
                             2013        $10.633      $11.884            0
                             2014        $11.884      $10.216            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.214      $12.065          631
                             2006        $12.065      $13.578          638
                             2007        $13.578      $14.230          566
                             2008        $14.230      $10.035        1,088
                             2009        $10.035      $13.044          938
                             2010        $13.044      $14.718          910
                             2011        $14.718      $13.965          891
                             2012        $13.965      $15.131          872
                             2013        $15.131      $18.618          543
                             2014        $18.618      $19.745          100
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.910            0
                             2006        $10.910      $13.004            0
                             2007        $13.004      $11.939            0
                             2008        $11.939      $ 7.482          203
                             2009        $ 7.482      $ 7.071            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.542      $11.100            0
                             2006        $11.100      $11.987            0
                             2007        $11.987      $12.928            0
                             2008        $12.928      $10.613            0
                             2009        $10.613      $13.035            0
                             2010        $13.035      $13.783            0
                             2011        $13.783      $13.664            0
                             2012        $13.664      $15.150            0
                             2013        $15.150      $17.750            0
                             2014        $17.750      $18.790            0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.228      $11.667            0
                             2006        $11.667      $13.472            0
                             2007        $13.472      $15.578            0
                             2008        $15.578      $14.620            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.401      $12.551            0
                             2006        $12.551      $13.394            0
                             2007        $13.394      $17.897            0
                             2008        $17.897      $ 9.747          704
                             2009        $ 9.747      $13.919          586
                             2010        $13.919      $14.495          583
                             2011        $14.495      $13.193          581
                             2012        $13.193      $15.980          578
                             2013        $15.980      $20.456            0
                             2014        $20.456      $21.700            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.250      $12.204         624
                             2006        $12.204      $13.222         656
                             2007        $13.222      $13.722         587
                             2008        $13.722      $ 8.556         703
                             2009        $ 8.556      $10.255         664
                             2010        $10.255      $10.978           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.243      $10.391           0
                             2006        $10.391      $11.980           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.339      $10.713           0
                             2006        $10.713      $12.338           0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.758           0
                             2014        $14.758      $14.799           0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.568      $10.548           0
                             2006        $10.548      $11.348           0
                             2007        $11.348      $11.268           0
                             2008        $11.268      $ 7.861         405
                             2009        $ 7.861      $11.165         337
                             2010        $11.165      $12.492         336
                             2011        $12.492      $12.689         334
                             2012        $12.689      $14.200         333
                             2013        $14.200      $14.331           0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.389      $10.591         105
                             2006        $10.591      $11.115         157
                             2007        $11.115      $12.067         121
                             2008        $12.067      $ 7.437         409
                             2009        $ 7.437      $10.117         379
                             2010        $10.117      $11.097         378
                             2011        $11.097      $10.894         378
                             2012        $10.894      $12.431         352
                             2013        $12.431      $15.812         316
                             2014        $15.812      $17.182         231
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.725      $11.226           0
                             2006        $11.226      $12.374           0
                             2007        $12.374      $13.314           0
                             2008        $13.314      $ 8.691           0
                             2009        $ 8.691      $10.757           0
                             2010        $10.757      $11.665           0
                             2011        $11.665      $11.133           0
                             2012        $11.133      $12.938           0
                             2013        $12.938      $16.670           0
                             2014        $16.670      $18.049           0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.867      $10.136           0
                             2006        $10.136      $11.195           0
                             2007        $11.195      $11.194           0
                             2008        $11.194      $ 6.621           0
                             2009        $ 6.621      $10.549           0
                             2010        $10.549      $14.026           0
                             2011        $14.026      $12.278           0
                             2012        $12.278      $14.517           0
                             2013        $14.517      $20.050           0
                             2014        $20.050      $18.139           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.699      $10.736         623
                             2006        $10.736      $11.721         933
                             2007        $11.721      $11.913         720
                             2008        $11.913      $ 9.050         626
                             2009        $ 9.050      $10.420         625
                             2010        $10.420      $11.172         624
                             2011        $11.172      $11.100         624
                             2012        $11.100      $12.042         524
                             2013        $12.042      $13.984         436
                             2014        $13.984      $14.803           0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.087      $11.545          96
                             2006        $11.545      $13.608         144
                             2007        $13.608      $14.317         111
                             2008        $14.317      $ 9.417          97
                             2009        $ 9.417      $11.278          97
                             2010        $11.278      $12.267          96
                             2011        $12.267      $11.942          96
                             2012        $11.942      $13.533          81
                             2013        $13.533      $17.947          67
                             2014        $17.947      $19.343           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.655           0
                             2006        $11.655      $11.707           0
                             2007        $11.707      $12.139           0
                             2008        $12.139      $ 6.029         460
                             2009        $ 6.029      $ 7.799         383
                             2010        $ 7.799      $ 9.699         381
                             2011        $ 9.699      $ 9.566         379
                             2012        $ 9.566      $10.867         378
                             2013        $10.867      $14.414           0
                             2014        $14.414      $14.876           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.301      $12.607           0
                             2006        $12.607      $14.472           0
                             2007        $14.472      $15.012           0
                             2008        $15.012      $ 8.760           0
                             2009        $ 8.760      $11.939           0
                             2010        $11.939      $13.510           0
                             2011        $13.510      $12.087           0
                             2012        $12.087      $14.297           0
                             2013        $14.297      $17.757           0
                             2014        $17.757      $17.723           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.235      $12.056           0
                             2006        $12.056      $13.520           0
                             2007        $13.520      $13.037           0
                             2008        $13.037      $ 7.904         371
                             2009        $ 7.904      $10.581         446
                             2010        $10.581      $12.735         433
                             2011        $12.735      $12.158         436
                             2012        $12.158      $13.991         429
                             2013        $13.991      $19.242         100
                             2014        $19.242      $21.012          95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.300      $10.593            0
                             2006        $10.593      $10.588            0
                             2007        $10.588      $10.730          887
                             2008        $10.730      $10.243        1,199
                             2009        $10.243      $11.584        1,226
                             2010        $11.584      $12.292          456
                             2011        $12.292      $12.836          447
                             2012        $12.836      $13.915          447
                             2013        $13.915      $13.677          140
                             2014        $13.677      $14.869          135
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.881      $ 9.931            0
                             2006        $ 9.931      $10.162            0
                             2007        $10.162      $10.422            0
                             2008        $10.422      $10.423          567
                             2009        $10.423      $10.205          674
                             2010        $10.205      $ 9.985        1,363
                             2011        $ 9.985      $ 9.772        1,308
                             2012        $ 9.772      $ 9.562        1,254
                             2013        $ 9.562      $ 9.358        1,204
                             2014        $ 9.358      $ 9.153            0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.513      $10.497            0
                             2006        $10.497      $10.339            0
                             2007        $10.339      $11.191            0
                             2008        $11.191      $10.174          753
                             2009        $10.174      $11.780          654
                             2010        $11.780      $12.456          656
                             2011        $12.456      $13.604          640
                             2012        $13.604      $14.469          642
                             2013        $14.469      $12.846          149
                             2014        $12.846      $12.952          155
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.202      $10.222        3,088
                             2006        $10.222      $10.383        3,503
                             2007        $10.383      $11.044        3,046
                             2008        $11.044      $11.321        2,301
                             2009        $11.321      $12.630        2,738
                             2010        $12.630      $13.355        2,690
                             2011        $13.355      $13.534        2,597
                             2012        $13.534      $14.505        2,498
                             2013        $14.505      $13.907        2,093
                             2014        $13.907      $14.183          142
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.742      $10.794            0
                             2006        $10.794      $11.698            0
                             2007        $11.698      $10.931            0
                             2008        $10.931      $ 7.357            0
                             2009        $ 7.357      $ 7.079            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.141      $10.403          732
                             2006        $10.403      $11.332          765
                             2007        $11.332      $11.782          684
                             2008        $11.782      $10.642            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.408      $10.753          103
                             2006        $10.753      $11.499          154
                             2007        $11.499      $12.649          119
                             2008        $12.649      $ 7.094          423
                             2009        $ 7.094      $ 9.837          385
                             2010        $ 9.837      $11.161          375
                             2011        $11.161      $11.064          372
                             2012        $11.064      $12.758          344
                             2013        $12.758      $17.574          291
                             2014        $17.574      $18.707          213
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.019      $11.176          880
                             2006        $11.176      $12.969          967
                             2007        $12.969      $13.066          847
                             2008        $13.066      $ 8.144        1,216
                             2009        $ 8.144      $ 9.976        1,161
                             2010        $ 9.976      $11.195        1,116
                             2011        $11.195      $10.838        1,093
                             2012        $10.838      $12.392        1,026
                             2013        $12.392      $15.684          954
                             2014        $15.684      $16.428          242
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.302      $11.635            0
                             2006        $11.635      $11.814            0
                             2007        $11.814      $14.055            0
                             2008        $14.055      $ 6.962            0
                             2009        $ 6.962      $11.245            0
                             2010        $11.245      $13.485            0
                             2011        $13.485      $12.788            0
                             2012        $12.788      $14.263            0
                             2013        $14.263      $20.607            0
                             2014        $20.607      $21.380            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.752      $14.562        4,090
                             2006        $14.562      $19.607        3,467
                             2007        $19.607      $15.862        3,448
                             2008        $15.862      $ 9.608        4,379
                             2009        $ 9.608      $12.074        3,840
                             2010        $12.074      $15.296        3,079
                             2011        $15.296      $15.807        2,953
                             2012        $15.807      $17.874        2,832
                             2013        $17.874      $17.787        2,718
                             2014        $17.787      $22.515            0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.011      $15.506            0
                             2006        $15.506      $21.156            0
                             2007        $21.156      $28.470            0
                             2008        $28.470      $ 9.806            0
                             2009        $ 9.806      $20.444            0
                             2010        $20.444      $25.362            0
                             2011        $25.362      $18.420            0
                             2012        $18.420      $23.384            0
                             2013        $23.384      $25.618            0
                             2014        $25.618      $24.950            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.357      $18.332            0
                             2006        $18.332      $22.321            0
                             2007        $22.321      $31.728            0
                             2008        $31.728      $16.716            0
                             2009        $16.716      $25.755            0
                             2010        $25.755      $32.553            0
                             2011        $32.553      $26.600            0
                             2012        $26.600      $26.894            0
                             2013        $26.894      $29.073            0
                             2014        $29.073      $23.001            0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.840      $ 9.643            0
                             2006        $ 9.643      $10.248            0
                             2007        $10.248      $10.428            0
                             2008        $10.428      $ 8.863            0
                             2009        $ 8.863      $ 9.869            0
                             2010        $ 9.869      $10.133            0
                             2011        $10.133      $ 9.685            0
                             2012        $ 9.685      $ 9.598            0
                             2013        $ 9.598      $ 9.860            0
                             2014        $ 9.860      $ 9.541            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.786      $10.923        1,273
                             2006        $10.923      $11.789        1,355
                             2007        $11.789      $11.490        1,381
                             2008        $11.490      $ 7.766        1,668
                             2009        $ 7.766      $11.762        1,384
                             2010        $11.762      $13.194          115
                             2011        $13.194      $13.068          114
                             2012        $13.068      $15.090          109
                             2013        $15.090      $15.652          122
                             2014        $15.652      $15.077          133

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.134      $11.309             0
                             2006        $11.309      $13.152             0
                             2007        $13.152      $17.121             0
                             2008        $17.121      $ 9.160             0
                             2009        $ 9.160      $13.493             0
                             2010        $13.493      $14.987             0
                             2011        $14.987      $14.558             0
                             2012        $14.558      $16.776             0
                             2013        $16.776      $22.104             0
                             2014        $22.104      $24.512             0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.019      $10.942             0
                             2006        $10.942      $11.220             0
                             2007        $11.220      $13.120             0
                             2008        $13.120      $ 6.887             0
                             2009        $ 6.887      $ 9.913             0
                             2010        $ 9.913      $10.941             0
                             2011        $10.941      $10.614             0
                             2012        $10.614      $11.347             0
                             2013        $11.347      $14.927             0
                             2014        $14.927      $16.132             0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.539      $11.286        18,946
                             2006        $11.286      $12.123             0
                             2007        $12.123      $15.555        18,946
                             2008        $15.555      $ 6.314        18,946
                             2009        $ 6.314      $ 9.339        18,946
                             2010        $ 9.339      $10.853             0
                             2011        $10.853      $ 9.697             0
                             2012        $ 9.697      $10.966             0
                             2013        $10.966      $14.515             0
                             2014        $14.515      $15.264             0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.450         2,608
                             2008        $ 9.450      $ 5.858         2,596
                             2009        $ 5.858      $ 7.407         2,582
                             2010        $ 7.407      $ 8.443         2,570
                             2011        $ 8.443      $ 7.742             0
                             2012        $ 7.742      $ 8.701             0
                             2013        $ 8.701      $11.241             0
                             2014        $11.241      $12.015             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.688             0
                             2008        $ 9.688      $ 6.096             0
                             2009        $ 6.096      $ 7.419             0
                             2010        $ 7.419      $ 7.939             0
                             2011        $ 7.939      $ 8.145             0
                             2012        $ 8.145      $ 9.275             0
                             2013        $ 9.275      $12.001             0
                             2014        $12.001      $13.105             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.132      $10.279          118
                             2006        $10.279      $10.765            0
                             2007        $10.765      $12.119          123
                             2008        $12.119      $ 8.421          109
                             2009        $ 8.421      $10.600          109
                             2010        $10.600      $11.808          108
                             2011        $11.808      $11.218          109
                             2012        $11.218      $12.307          113
                             2013        $12.307      $13.875          123
                             2014        $13.875      $14.314          124
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.295      $12.880          147
                             2006        $12.880      $14.030          292
                             2007        $14.030      $16.085          136
                             2008        $16.085      $ 9.010        1,763
                             2009        $ 9.010      $11.932        1,704
                             2010        $11.932      $13.638        1,549
                             2011        $13.638      $12.960        1,428
                             2012        $12.960      $14.713        1,134
                             2013        $14.713      $18.833        1,057
                             2014        $18.833      $20.555          993
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.750      $11.095          993
                             2006        $11.095      $13.007            0
                             2007        $13.007      $12.875          957
                             2008        $12.875      $ 7.197        8,417
                             2009        $ 7.197      $ 9.137        8,329
                             2010        $ 9.137      $10.264        7,490
                             2011        $10.264      $10.099        5,648
                             2012        $10.099      $11.555        5,322
                             2013        $11.555      $14.438        4,931
                             2014        $14.438      $15.310        4,672
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.727      $10.032            0
                             2006        $10.032      $10.452            0
                             2007        $10.452      $12.939            0
                             2008        $12.939      $ 6.664            0
                             2009        $ 6.664      $ 8.336            0
                             2010        $ 8.336      $10.092            0
                             2011        $10.092      $ 9.863            0
                             2012        $ 9.863      $11.029            0
                             2013        $11.029      $14.662            0
                             2014        $14.662      $15.910            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.579      $10.813        1,019
                             2006        $10.813      $12.202            0
                             2007        $12.202      $12.544          982
                             2008        $12.544      $ 7.705        1,127
                             2009        $ 7.705      $ 9.513        1,113
                             2010        $ 9.513      $10.669        1,102
                             2011        $10.669      $10.615          136
                             2012        $10.615      $11.998          130
                             2013        $11.998      $15.470          105
                             2014        $15.470      $17.132           97

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.130      $10.091            0
                             2006        $10.091      $10.272            0
                             2007        $10.272      $10.450            0
                             2008        $10.450      $ 9.861        2,057
                             2009        $ 9.861      $11.131        2,068
                             2010        $11.131      $11.702        1,842
                             2011        $11.702      $12.244        1,833
                             2012        $12.244      $12.638          246
                             2013        $12.638      $12.098          268
                             2014        $12.098      $12.491          268
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.882      $ 9.929        1,109
                             2006        $ 9.929      $10.155            0
                             2007        $10.155      $10.417        1,183
                             2008        $10.417      $10.465        3,763
                             2009        $10.465      $10.278        4,430
                             2010        $10.278      $10.054        4,467
                             2011        $10.054      $ 9.829        2,972
                             2012        $ 9.829      $ 9.608        3,233
                             2013        $ 9.608      $ 9.393        3,670
                             2014        $ 9.393      $ 9.183        3,799
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.840      $12.588            0
                             2006        $12.588      $14.492            0
                             2007        $14.492      $16.580            0
                             2008        $16.580      $ 9.082        1,097
                             2009        $ 9.082      $11.205        1,129
                             2010        $11.205      $12.359        1,004
                             2011        $12.359      $ 9.986        1,039
                             2012        $ 9.986      $11.750          946
                             2013        $11.750      $14.951          854
                             2014        $14.951      $13.402          956
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.511      $11.684          943
                             2006        $11.684      $12.722            0
                             2007        $12.722      $15.263          807
                             2008        $15.263      $ 8.841          804
                             2009        $ 8.841      $11.001          799
                             2010        $11.001      $11.959          796
                             2011        $11.959      $10.924            0
                             2012        $10.924      $11.150            0
                             2013        $11.150      $12.803            0
                             2014        $12.803      $12.864            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.018            0
                             2013        $ 9.018      $12.323            0
                             2014        $12.323      $13.029            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.217      $10.845            0
                             2006        $10.845      $11.244            0
                             2007        $11.244      $12.279            0
                             2008        $12.279      $ 6.886            0
                             2009        $ 6.886      $ 8.126            0
                             2010        $ 8.126      $ 9.151            0
                             2011        $ 9.151      $ 8.219            0
                             2012        $ 8.219      $ 9.410            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734            0
                             2007        $10.734      $11.317            0
                             2008        $11.317      $ 7.708            0
                             2009        $ 7.708      $ 9.643            0
                             2010        $ 9.643      $10.298            0
                             2011        $10.298      $10.037            0
                             2012        $10.037      $11.147            0
                             2013        $11.147      $14.049            0
                             2014        $14.049      $14.810            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.361          267
                             2012        $11.361      $11.351          267
                             2013        $11.351      $10.779          267
                             2014        $10.779      $10.945          267
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.991      $11.789          103
                             2006        $11.789      $13.365            0
                             2007        $13.365      $13.392          106
                             2008        $13.392      $ 8.874        6,338
                             2009        $ 8.874      $10.766        6,552
                             2010        $10.766      $11.807        5,971
                             2011        $11.807      $11.281        5,332
                             2012        $11.281      $12.608        5,132
                             2013        $12.608      $16.486        4,569
                             2014        $16.486      $17.721        4,279
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.897      $11.427        1,072
                             2006        $11.427      $12.398            0
                             2007        $12.398      $13.242        1,041
                             2008        $13.242      $ 9.231        1,270
                             2009        $ 9.231      $11.718        1,268
                             2010        $11.718      $13.032        1,264
                             2011        $13.032      $11.911          350
                             2012        $11.911      $12.879          357
                             2013        $12.879      $16.173          352
                             2014        $16.173      $16.468          356
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.019      $11.969            0
                             2006        $11.969      $12.277            0
                             2007        $12.277      $14.111            0
                             2008        $14.111      $ 7.333            0
                             2009        $ 7.333      $11.209            0
                             2010        $11.209      $13.945            0
                             2011        $13.945      $12.356            0
                             2012        $12.356      $13.481            0
                             2013        $13.481      $18.002            0
                             2014        $18.002      $18.950            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.656      $10.982        1,059
                             2006        $10.982      $12.125            0
                             2007        $12.125      $12.013        1,084
                             2008        $12.013      $ 5.647        1,098
                             2009        $ 5.647      $ 8.155        1,086
                             2010        $ 8.155      $ 8.526        1,087
                             2011        $ 8.526      $ 8.051           80
                             2012        $ 8.051      $ 9.259           75
                             2013        $ 9.259      $12.062           73
                             2014        $12.062      $12.544           72

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.103      $10.200           0
                             2006        $10.200      $10.281           0
                             2007        $10.281      $10.753           0
                             2008        $10.753      $10.670         267
                             2009        $10.670      $10.520         267
                             2010        $10.520      $10.786         267
                             2011        $10.786      $10.819           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.762           0
                             2009        $ 6.762      $11.837           0
                             2010        $11.837      $14.465           0
                             2011        $14.465      $ 9.568           0
                             2012        $ 9.568      $10.584           0
                             2013        $10.584      $11.824           0
                             2014        $11.824      $10.159           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.209      $12.053           0
                             2006        $12.053      $13.558         565
                             2007        $13.558      $14.202           0
                             2008        $14.202      $10.009         547
                             2009        $10.009      $13.005         521
                             2010        $13.005      $14.666         506
                             2011        $14.666      $13.909         509
                             2012        $13.909      $15.063         259
                             2013        $15.063      $18.524         223
                             2014        $18.524      $19.635         228
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.906           0
                             2006        $10.906      $12.993           0
                             2007        $12.993      $11.923           0
                             2008        $11.923      $ 7.468           0
                             2009        $ 7.468      $ 7.057           0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.537      $11.089           0
                             2006        $11.089      $11.970           0
                             2007        $11.970      $12.902           0
                             2008        $12.902      $10.586           0
                             2009        $10.586      $12.996           0
                             2010        $12.996      $13.735           0
                             2011        $13.735      $13.608           0
                             2012        $13.608      $15.081           0
                             2013        $15.081      $17.661           0
                             2014        $17.661      $18.686           0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.223      $11.655           0
                             2006        $11.655      $13.452           0
                             2007        $13.452      $15.547           0
                             2008        $15.547      $14.589           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.395      $12.539           0
                             2006        $12.539      $13.375           0
                             2007        $13.375      $17.861           0
                             2008        $17.861      $ 9.723           0
                             2009        $ 9.723      $13.877           0
                             2010        $13.877      $14.444           0
                             2011        $14.444      $13.139           0
                             2012        $13.139      $15.907           0
                             2013        $15.907      $20.352           0
                             2014        $20.352      $21.579           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.245      $12.192            0
                             2006        $12.192      $13.202            0
                             2007        $13.202      $13.695            0
                             2008        $13.695      $ 8.535            0
                             2009        $ 8.535      $10.224            0
                             2010        $10.224      $10.943            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.238      $10.381        2,122
                             2006        $10.381      $11.962            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.335      $10.703            0
                             2006        $10.703      $12.320            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.683        2,048
                             2014        $14.683      $14.717        2,064
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.563      $10.538        1,101
                             2006        $10.538      $11.331            0
                             2007        $11.331      $11.245        1,160
                             2008        $11.245      $ 7.842        3,928
                             2009        $ 7.842      $11.132        3,672
                             2010        $11.132      $12.448        3,380
                             2011        $12.448      $12.637        1,952
                             2012        $12.637      $14.135        1,882
                             2013        $14.135      $14.261            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.384      $10.580            0
                             2006        $10.580      $11.098            0
                             2007        $11.098      $12.043            0
                             2008        $12.043      $ 7.419          155
                             2009        $ 7.419      $10.087          132
                             2010        $10.087      $11.058          129
                             2011        $11.058      $10.850          133
                             2012        $10.850      $12.375          126
                             2013        $12.375      $15.732          103
                             2014        $15.732      $17.087           97
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.720      $11.215          982
                             2006        $11.215      $12.355            0
                             2007        $12.355      $13.288          927
                             2008        $13.288      $ 8.669          923
                             2009        $ 8.669      $10.725          918
                             2010        $10.725      $11.624          914
                             2011        $11.624      $11.088            0
                             2012        $11.088      $12.879            0
                             2013        $12.879      $16.585            0
                             2014        $16.585      $17.949            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.862      $10.126        1,088
                             2006        $10.126      $11.178            0
                             2007        $11.178      $11.171        1,103
                             2008        $11.171      $ 6.604        1,098
                             2009        $ 6.604      $10.518        1,092
                             2010        $10.518      $13.976        1,087
                             2011        $13.976      $12.229            0
                             2012        $12.229      $14.451            0
                             2013        $14.451      $19.948            0
                             2014        $19.948      $18.038            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.694      $10.725         1,027
                             2006        $10.725      $11.703           314
                             2007        $11.703      $11.889         1,036
                             2008        $11.889      $ 9.027         2,083
                             2009        $ 9.027      $10.388         2,077
                             2010        $10.388      $11.133         2,061
                             2011        $11.133      $11.055         1,027
                             2012        $11.055      $11.987           763
                             2013        $11.987      $13.914           763
                             2014        $13.914      $14.721           763
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.082      $11.534           955
                             2006        $11.534      $13.587             0
                             2007        $13.587      $14.288           862
                             2008        $14.288      $ 9.393           858
                             2009        $ 9.393      $11.244           854
                             2010        $11.244      $12.224           850
                             2011        $12.224      $11.893             0
                             2012        $11.893      $13.472             0
                             2013        $13.472      $17.856             0
                             2014        $17.856      $19.235             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.651             0
                             2006        $11.651      $11.697             0
                             2007        $11.697      $12.123             0
                             2008        $12.123      $ 6.018             0
                             2009        $ 6.018      $ 7.780             0
                             2010        $ 7.780      $ 9.671             0
                             2011        $ 9.671      $ 9.533             0
                             2012        $ 9.533      $10.824             0
                             2013        $10.824      $14.350             0
                             2014        $14.350      $14.802             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.296      $12.595        17,587
                             2006        $12.595      $14.450             0
                             2007        $14.450      $14.982        17,580
                             2008        $14.982      $ 8.738        18,728
                             2009        $ 8.738      $11.903        18,643
                             2010        $11.903      $13.463         1,017
                             2011        $13.463      $12.038           961
                             2012        $12.038      $14.232           885
                             2013        $14.232      $17.667           819
                             2014        $17.667      $17.624           826
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.230      $12.044            52
                             2006        $12.044      $13.500             0
                             2007        $13.500      $13.011            52
                             2008        $13.011      $ 7.884         2,247
                             2009        $ 7.884      $10.549         2,138
                             2010        $10.549      $12.690         1,809
                             2011        $12.690      $12.109         1,696
                             2012        $12.109      $13.928           850
                             2013        $13.928      $19.145           713
                             2014        $19.145      $20.895           657

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.296      $10.583        1,041
                             2006        $10.583      $10.572          574
                             2007        $10.572      $10.708        1,151
                             2008        $10.708      $10.218        4,709
                             2009        $10.218      $11.549        4,792
                             2010        $11.549      $12.249        4,688
                             2011        $12.249      $12.784        3,110
                             2012        $12.784      $13.851          806
                             2013        $13.851      $13.608          862
                             2014        $13.608      $14.786          850
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.876      $ 9.922        1,110
                             2006        $ 9.922      $10.147          635
                             2007        $10.147      $10.401        1,184
                             2008        $10.401      $10.396        3,790
                             2009        $10.396      $10.174        3,856
                             2010        $10.174      $ 9.950        3,891
                             2011        $ 9.950      $ 9.732        1,674
                             2012        $ 9.732      $ 9.519        1,607
                             2013        $ 9.519      $ 9.310        1,650
                             2014        $ 9.310      $ 9.102        1,723
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.508      $10.487            0
                             2006        $10.487      $10.324          477
                             2007        $10.324      $11.168            0
                             2008        $11.168      $10.148          918
                             2009        $10.148      $11.745          923
                             2010        $11.745      $12.412          908
                             2011        $12.412      $13.550          872
                             2012        $13.550      $14.404          473
                             2013        $14.404      $12.782          510
                             2014        $12.782      $12.880          518
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.197      $10.212        1,136
                             2006        $10.212      $10.368            0
                             2007        $10.368      $11.022        1,188
                             2008        $11.022      $11.293        6,237
                             2009        $11.293      $12.592        6,277
                             2010        $12.592      $13.308        5,926
                             2011        $13.308      $13.479        4,412
                             2012        $13.479      $14.439          529
                             2013        $14.439      $13.837          558
                             2014        $13.837      $14.104          564
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.739      $10.785            0
                             2006        $10.785      $11.682            0
                             2007        $11.682      $10.911            0
                             2008        $10.911      $ 7.340            0
                             2009        $ 7.340      $ 7.061            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.136      $10.393        1,060
                             2006        $10.393      $11.315            0
                             2007        $11.315      $11.758        1,048
                             2008        $11.758      $10.620            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.403      $10.743           117
                             2006        $10.743      $11.481           335
                             2007        $11.481      $12.623           112
                             2008        $12.623      $ 7.076         2,407
                             2009        $ 7.076      $ 9.808         2,378
                             2010        $ 9.808      $11.121         2,128
                             2011        $11.121      $11.019         2,111
                             2012        $11.019      $12.700           231
                             2013        $12.700      $17.485           198
                             2014        $17.485      $18.603           189
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.014      $11.165        17,654
                             2006        $11.165      $12.949           737
                             2007        $12.949      $13.040        17,611
                             2008        $13.040      $ 8.124        18,755
                             2009        $ 8.124      $ 9.946        18,736
                             2010        $ 9.946      $11.156         2,148
                             2011        $11.156      $10.794         1,218
                             2012        $10.794      $12.336           802
                             2013        $12.336      $15.604           728
                             2014        $15.604      $16.337           735
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.297      $11.624            56
                             2006        $11.624      $11.796             0
                             2007        $11.796      $14.027            51
                             2008        $14.027      $ 6.945           336
                             2009        $ 6.945      $11.211           331
                             2010        $11.211      $13.437           327
                             2011        $13.437      $12.736           324
                             2012        $12.736      $14.198           327
                             2013        $14.198      $20.502           322
                             2014        $20.502      $21.262           320
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.746      $14.547        24,618
                             2006        $14.547      $19.578           582
                             2007        $19.578      $15.830        24,640
                             2008        $15.830      $ 9.584        29,447
                             2009        $ 9.584      $12.038        29,312
                             2010        $12.038      $15.242         4,699
                             2011        $15.242      $15.744         3,609
                             2012        $15.744      $17.793         1,615
                             2013        $17.793      $17.697         1,815
                             2014        $17.697      $22.389         1,463
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.005      $15.491             0
                             2006        $15.491      $21.124           130
                             2007        $21.124      $28.413             0
                             2008        $28.413      $ 9.781           119
                             2009        $ 9.781      $20.382           119
                             2010        $20.382      $25.272           114
                             2011        $25.272      $18.346           109
                             2012        $18.346      $23.277             0
                             2013        $23.277      $25.489             0
                             2014        $25.489      $24.812             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.352      $18.314            0
                             2006        $18.314      $22.288            0
                             2007        $22.288      $31.665            0
                             2008        $31.665      $16.674          818
                             2009        $16.674      $25.677          789
                             2010        $25.677      $32.438          756
                             2011        $32.438      $26.492          641
                             2012        $26.492      $26.772          950
                             2013        $26.772      $28.926           65
                             2014        $28.926      $22.873           63
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.835      $ 9.634        1,143
                             2006        $ 9.634      $10.233            0
                             2007        $10.233      $10.407        1,184
                             2008        $10.407      $ 8.840        1,179
                             2009        $ 8.840      $ 9.840        1,172
                             2010        $ 9.840      $10.097        1,167
                             2011        $10.097      $ 9.646            0
                             2012        $ 9.646      $ 9.554            0
                             2013        $ 9.554      $ 9.811            0
                             2014        $ 9.811      $ 9.488            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.781      $10.912            0
                             2006        $10.912      $11.771          310
                             2007        $11.771      $11.467            0
                             2008        $11.467      $ 7.747        1,488
                             2009        $ 7.747      $11.727        1,421
                             2010        $11.727      $13.147        1,283
                             2011        $13.147      $13.016        1,276
                             2012        $13.016      $15.022          207
                             2013        $15.022      $15.573          209
                             2014        $15.573      $14.993          223

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.130      $11.298             0
                             2006        $11.298      $13.132             0
                             2007        $13.132      $17.087             0
                             2008        $17.087      $ 9.137         5,782
                             2009        $ 9.137      $13.452         3,398
                             2010        $13.452      $14.934         2,444
                             2011        $14.934      $14.500         1,819
                             2012        $14.500      $16.700         1,714
                             2013        $16.700      $21.992         1,529
                             2014        $21.992      $24.376         1,173
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.014      $10.931             0
                             2006        $10.931      $11.204             0
                             2007        $11.204      $13.093             0
                             2008        $13.093      $ 6.870         2,608
                             2009        $ 6.870      $ 9.883         2,626
                             2010        $ 9.883      $10.902         2,004
                             2011        $10.902      $10.571         1,373
                             2012        $10.571      $11.295         1,052
                             2013        $11.295      $14.851           951
                             2014        $14.851      $16.042           930
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.535      $11.275             0
                             2006        $11.275      $12.105             0
                             2007        $12.105      $15.524             0
                             2008        $15.524      $ 6.298         9,160
                             2009        $ 6.298      $ 9.311         6,121
                             2010        $ 9.311      $10.814         4,138
                             2011        $10.814      $ 9.658         1,953
                             2012        $ 9.658      $10.916         1,344
                             2013        $10.916      $14.441         1,265
                             2014        $14.441      $15.179         1,253
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.446             0
                             2008        $ 9.446      $ 5.853         1,197
                             2009        $ 5.853      $ 7.397           328
                             2010        $ 7.397      $ 8.427           163
                             2011        $ 8.427      $ 7.724           162
                             2012        $ 7.724      $ 8.676            81
                             2013        $ 8.676      $11.203             0
                             2014        $11.203      $11.968             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.685             0
                             2008        $ 9.685      $ 6.091         1,880
                             2009        $ 6.091      $ 7.409         1,906
                             2010        $ 7.409      $ 7.924         2,023
                             2011        $ 7.924      $ 8.125           515
                             2012        $ 8.125      $ 9.248             0
                             2013        $ 9.248      $11.960        13,541
                             2014        $11.960      $13.054        13,541

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.127      $10.269             0
                             2006        $10.269      $10.749             0
                             2007        $10.749      $12.094             0
                             2008        $12.094      $ 8.400         4,539
                             2009        $ 8.400      $10.568         4,632
                             2010        $10.568      $11.766         4,311
                             2011        $11.766      $11.173         4,238
                             2012        $11.173      $12.251         4,239
                             2013        $12.251      $13.805         4,243
                             2014        $13.805      $14.234         4,251
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.290      $12.867             0
                             2006        $12.867      $14.009             0
                             2007        $14.009      $16.053             0
                             2008        $16.053      $ 8.988        22,621
                             2009        $ 8.988      $11.896        22,489
                             2010        $11.896      $13.590        20,065
                             2011        $13.590      $12.908        19,225
                             2012        $12.908      $14.646        18,058
                             2013        $14.646      $18.738        15,025
                             2014        $18.738      $20.441        10,676
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.745      $11.084             0
                             2006        $11.084      $12.988             0
                             2007        $12.988      $12.849             0
                             2008        $12.849      $ 7.179        14,844
                             2009        $ 7.179      $ 9.109        15,575
                             2010        $ 9.109      $10.228         7,495
                             2011        $10.228      $10.058         6,959
                             2012        $10.058      $11.502         6,110
                             2013        $11.502      $14.365         5,339
                             2014        $14.365      $15.225         4,638
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.723      $10.022             0
                             2006        $10.022      $10.436             0
                             2007        $10.436      $12.913             0
                             2008        $12.913      $ 6.647         1,195
                             2009        $ 6.647      $ 8.310         1,570
                             2010        $ 8.310      $10.057         1,381
                             2011        $10.057      $ 9.823         1,385
                             2012        $ 9.823      $10.979         1,049
                             2013        $10.979      $14.588           929
                             2014        $14.588      $15.822           912
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.575      $10.803             0
                             2006        $10.803      $12.184             0
                             2007        $12.184      $12.519             0
                             2008        $12.519      $ 7.686        15,389
                             2009        $ 7.686      $ 9.484        13,481
                             2010        $ 9.484      $10.631        15,804
                             2011        $10.631      $10.572         8,492
                             2012        $10.572      $11.943         6,906
                             2013        $11.943      $15.392         2,395
                             2014        $15.392      $17.036        10,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.126      $10.081             0
                             2006        $10.081      $10.257             0
                             2007        $10.257      $10.429             0
                             2008        $10.429      $ 9.837        20,532
                             2009        $ 9.837      $11.097        20,401
                             2010        $11.097      $11.660        20,040
                             2011        $11.660      $12.194        17,569
                             2012        $12.194      $12.581        17,926
                             2013        $12.581      $12.037         4,434
                             2014        $12.037      $12.421         3,766
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.878      $ 9.919             0
                             2006        $ 9.919      $10.140             0
                             2007        $10.140      $10.396             0
                             2008        $10.396      $10.438        12,847
                             2009        $10.438      $10.247        12,906
                             2010        $10.247      $10.018        10,587
                             2011        $10.018      $ 9.789         6,965
                             2012        $ 9.789      $ 9.565         6,817
                             2013        $ 9.565      $ 9.346         6,949
                             2014        $ 9.346      $ 9.132         7,549
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.835      $12.575             0
                             2006        $12.575      $14.471             0
                             2007        $14.471      $16.547             0
                             2008        $16.547      $ 9.059        13,304
                             2009        $ 9.059      $11.171        12,594
                             2010        $11.171      $12.315        11,830
                             2011        $12.315      $ 9.946        11,132
                             2012        $ 9.946      $11.697        10,189
                             2013        $11.697      $14.875         9,216
                             2014        $14.875      $13.327        12,014
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.506      $11.673             0
                             2006        $11.673      $12.703             0
                             2007        $12.703      $15.232             0
                             2008        $15.232      $ 8.819         1,431
                             2009        $ 8.819      $10.968         5,583
                             2010        $10.968      $11.917         5,871
                             2011        $11.917      $10.880         5,879
                             2012        $10.880      $11.100         5,431
                             2013        $11.100      $12.738         4,813
                             2014        $12.738      $12.793         4,527
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.977           582
                             2013        $ 8.977      $12.260           582
                             2014        $12.260      $12.957           581
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.213      $10.834             0
                             2006        $10.834      $11.227             0
                             2007        $11.227      $12.254             0
                             2008        $12.254      $ 6.869           972
                             2009        $ 6.869      $ 8.101           742
                             2010        $ 8.101      $ 9.119           584
                             2011        $ 9.119      $ 8.186           583
                             2012        $ 8.186      $ 9.371             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.730            0
                             2007        $10.730      $11.308            0
                             2008        $11.308      $ 7.698        3,059
                             2009        $ 7.698      $ 9.625        3,018
                             2010        $ 9.625      $10.273        2,259
                             2011        $10.273      $10.008        1,670
                             2012        $10.008      $11.109          277
                             2013        $11.109      $13.994          237
                             2014        $13.994      $14.744          224
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.315            0
                             2012        $11.315      $11.299            0
                             2013        $11.299      $10.724            0
                             2014        $10.724      $10.884            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.986      $11.777            0
                             2006        $11.777      $13.345            0
                             2007        $13.345      $13.366            0
                             2008        $13.366      $ 8.852        7,906
                             2009        $ 8.852      $10.733        8,902
                             2010        $10.733      $11.765        9,770
                             2011        $11.765      $11.235        6,079
                             2012        $11.235      $12.551        5,117
                             2013        $12.551      $16.403        2,833
                             2014        $16.403      $17.623        2,607
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.892      $11.416            0
                             2006        $11.416      $12.379            0
                             2007        $12.379      $13.216            0
                             2008        $13.216      $ 9.208        4,981
                             2009        $ 9.208      $11.682        5,034
                             2010        $11.682      $12.987        4,283
                             2011        $12.987      $11.863        3,420
                             2012        $11.863      $12.820        3,187
                             2013        $12.820      $16.091        4,596
                             2014        $16.091      $16.376        8,161
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.014      $11.958            0
                             2006        $11.958      $12.258            0
                             2007        $12.258      $14.083            0
                             2008        $14.083      $ 7.314        1,261
                             2009        $ 7.314      $11.175          805
                             2010        $11.175      $13.896          625
                             2011        $13.896      $12.306            0
                             2012        $12.306      $13.420            0
                             2013        $13.420      $17.911            0
                             2014        $17.911      $18.845            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.651      $10.972            0
                             2006        $10.972      $12.107            0
                             2007        $12.107      $11.988            0
                             2008        $11.988      $ 5.633        6,071
                             2009        $ 5.633      $ 8.131        4,649
                             2010        $ 8.131      $ 8.496        3,697
                             2011        $ 8.496      $ 8.019          853
                             2012        $ 8.019      $ 9.217          244
                             2013        $ 9.217      $12.001          249
                             2014        $12.001      $12.474          246

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.098      $10.190             0
                             2006        $10.190      $10.265             0
                             2007        $10.265      $10.732             0
                             2008        $10.732      $10.643         1,909
                             2009        $10.643      $10.488           104
                             2010        $10.488      $10.747             0
                             2011        $10.747      $10.779             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.745         1,022
                             2009        $ 6.745      $11.801         2,171
                             2010        $11.801      $14.414         4,779
                             2011        $14.414      $ 9.529         4,917
                             2012        $ 9.529      $10.536         4,544
                             2013        $10.536      $11.764         4,095
                             2014        $11.764      $10.102         3,875
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.204      $12.042             0
                             2006        $12.042      $13.538             0
                             2007        $13.538      $14.173             0
                             2008        $14.173      $ 9.984        15,967
                             2009        $ 9.984      $12.966        11,276
                             2010        $12.966      $14.614         9,669
                             2011        $14.614      $13.853         7,918
                             2012        $13.853      $14.994         7,014
                             2013        $14.994      $18.430         6,125
                             2014        $18.430      $19.526         3,871
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.903             0
                             2006        $10.903      $12.982             0
                             2007        $12.982      $11.907             0
                             2008        $11.907      $ 7.454        10,377
                             2009        $ 7.454      $ 7.042             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.532      $11.079             0
                             2006        $11.079      $11.952             0
                             2007        $11.952      $12.877             0
                             2008        $12.877      $10.560         8,596
                             2009        $10.560      $12.956        11,223
                             2010        $12.956      $13.686         9,973
                             2011        $13.686      $13.554         9,614
                             2012        $13.554      $15.012         8,124
                             2013        $15.012      $17.571         5,867
                             2014        $17.571      $18.582         5,384
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.218      $11.644             0
                             2006        $11.644      $13.432             0
                             2007        $13.432      $15.516             0
                             2008        $15.516      $14.557             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.390      $12.526             0
                             2006        $12.526      $13.355             0
                             2007        $13.355      $17.825             0
                             2008        $17.825      $ 9.698        14,617
                             2009        $ 9.698      $13.835        12,181
                             2010        $13.835      $14.393        11,048
                             2011        $14.393      $13.086        11,339
                             2012        $13.086      $15.835        10,047
                             2013        $15.835      $20.249         8,699
                             2014        $20.249      $21.459         4,833

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $12.180            0
                             2006        $12.180      $13.182            0
                             2007        $13.182      $13.667            0
                             2008        $13.667      $ 8.513        9,818
                             2009        $ 8.513      $10.193        6,138
                             2010        $10.193      $10.908            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.234      $10.371            0
                             2006        $10.371      $11.944            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.330      $10.692            0
                             2006        $10.692      $12.302            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.609        3,789
                             2014        $14.609      $14.635        3,568
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.558      $10.528            0
                             2006        $10.528      $11.314            0
                             2007        $11.314      $11.223            0
                             2008        $11.223      $ 7.822        3,240
                             2009        $ 7.822      $11.098        3,573
                             2010        $11.098      $12.404        3,642
                             2011        $12.404      $12.586        3,508
                             2012        $12.586      $14.071        3,529
                             2013        $14.071      $14.192            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.379      $10.570            0
                             2006        $10.570      $11.082            0
                             2007        $11.082      $12.019            0
                             2008        $12.019      $ 7.400        3,867
                             2009        $ 7.400      $10.056        3,147
                             2010        $10.056      $11.019        2,537
                             2011        $11.019      $10.806          571
                             2012        $10.806      $12.318          319
                             2013        $12.318      $15.652          312
                             2014        $15.652      $16.992          227
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.715      $11.205            0
                             2006        $11.205      $12.337            0
                             2007        $12.337      $13.261            0
                             2008        $13.261      $ 8.647          343
                             2009        $ 8.647      $10.692          397
                             2010        $10.692      $11.583           93
                             2011        $11.583      $11.043            0
                             2012        $11.043      $12.821            0
                             2013        $12.821      $16.502            0
                             2014        $16.502      $17.849            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.857      $10.116            0
                             2006        $10.116      $11.162            0
                             2007        $11.162      $11.149            0
                             2008        $11.149      $ 6.588          499
                             2009        $ 6.588      $10.486          209
                             2010        $10.486      $13.927          182
                             2011        $13.927      $12.179          173
                             2012        $12.179      $14.385          174
                             2013        $14.385      $19.847          151
                             2014        $19.847      $17.937            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.689      $10.715            0
                             2006        $10.715      $11.686            0
                             2007        $11.686      $11.865            0
                             2008        $11.865      $ 9.005        2,180
                             2009        $ 9.005      $10.357        3,779
                             2010        $10.357      $11.093        3,627
                             2011        $11.093      $11.011        3,615
                             2012        $11.011      $11.933        3,361
                             2013        $11.933      $13.843        3,013
                             2014        $13.843      $14.639        2,853
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.077      $11.523            0
                             2006        $11.523      $13.567            0
                             2007        $13.567      $14.260            0
                             2008        $14.260      $ 9.370          661
                             2009        $ 9.370      $11.210          465
                             2010        $11.210      $12.180            0
                             2011        $12.180      $11.845            0
                             2012        $11.845      $13.410        1,162
                             2013        $13.410      $17.766            0
                             2014        $17.766      $19.128            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.647            0
                             2006        $11.647      $11.687            0
                             2007        $11.687      $12.106            0
                             2008        $12.106      $ 6.007        7,330
                             2009        $ 6.007      $ 7.762        6,908
                             2010        $ 7.762      $ 9.643        4,060
                             2011        $ 9.643      $ 9.501        3,858
                             2012        $ 9.501      $10.782        3,666
                             2013        $10.782      $14.287        3,103
                             2014        $14.287      $14.729        2,949
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.291      $12.583            0
                             2006        $12.583      $14.429            0
                             2007        $14.429      $14.952            0
                             2008        $14.952      $ 8.716        5,588
                             2009        $ 8.716      $11.867        5,468
                             2010        $11.867      $13.415        4,418
                             2011        $13.415      $11.990        1,750
                             2012        $11.990      $14.167        2,802
                             2013        $14.167      $17.577        1,519
                             2014        $17.577      $17.526          938
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.224      $12.032            0
                             2006        $12.032      $13.480            0
                             2007        $13.480      $12.985            0
                             2008        $12.985      $ 7.864        8,715
                             2009        $ 7.864      $10.517        9,238
                             2010        $10.517      $12.645        9,408
                             2011        $12.645      $12.060        7,321
                             2012        $12.060      $13.864        6,695
                             2013        $13.864      $19.048        5,966
                             2014        $19.048      $20.779        3,813

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.291      $10.572             0
                             2006        $10.572      $10.556             0
                             2007        $10.556      $10.687             0
                             2008        $10.687      $10.192         6,546
                             2009        $10.192      $11.514         5,678
                             2010        $11.514      $12.206         4,745
                             2011        $12.206      $12.733         3,645
                             2012        $12.733      $13.788         4,603
                             2013        $13.788      $13.539         3,617
                             2014        $13.539      $14.704         3,355
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.872      $ 9.912             0
                             2006        $ 9.912      $10.132             0
                             2007        $10.132      $10.381             0
                             2008        $10.381      $10.370        18,607
                             2009        $10.370      $10.143        22,386
                             2010        $10.143      $ 9.915        25,477
                             2011        $ 9.915      $ 9.693        22,100
                             2012        $ 9.693      $ 9.475        26,643
                             2013        $ 9.475      $ 9.263        17,916
                             2014        $ 9.263      $ 9.051         9,397
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.503      $10.476             0
                             2006        $10.476      $10.308             0
                             2007        $10.308      $11.146             0
                             2008        $11.146      $10.123        13,770
                             2009        $10.123      $11.709        15,158
                             2010        $11.709      $12.368        15,080
                             2011        $12.368      $13.495        14,489
                             2012        $13.495      $14.338        13,259
                             2013        $14.338      $12.717        12,345
                             2014        $12.717      $12.809         9,155
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.193      $10.202             0
                             2006        $10.202      $10.352             0
                             2007        $10.352      $10.999             0
                             2008        $10.999      $11.264        18,123
                             2009        $11.264      $12.554        22,531
                             2010        $12.554      $13.261        28,856
                             2011        $13.261      $13.425        26,162
                             2012        $13.425      $14.373        24,711
                             2013        $14.373      $13.767        21,681
                             2014        $13.767      $14.026        18,649
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.735      $10.776             0
                             2006        $10.776      $11.666             0
                             2007        $11.666      $10.891             0
                             2008        $10.891      $ 7.322           599
                             2009        $ 7.322      $ 7.043             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.130      $10.383             0
                             2006        $10.383      $11.298             0
                             2007        $11.298      $11.735             0
                             2008        $11.735      $10.599             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.398      $10.732             0
                             2006        $10.732      $11.464             0
                             2007        $11.464      $12.598             0
                             2008        $12.598      $ 7.058        10,952
                             2009        $ 7.058      $ 9.778         9,310
                             2010        $ 9.778      $11.082         8,054
                             2011        $11.082      $10.975         3,370
                             2012        $10.975      $12.642         2,852
                             2013        $12.642      $17.397         2,602
                             2014        $17.397      $18.499         2,377
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.009      $11.154             0
                             2006        $11.154      $12.930             0
                             2007        $12.930      $13.014             0
                             2008        $13.014      $ 8.103        17,220
                             2009        $ 8.103      $ 9.916        13,471
                             2010        $ 9.916      $11.116        13,261
                             2011        $11.116      $10.750         9,160
                             2012        $10.750      $12.280         7,798
                             2013        $12.280      $15.525         6,822
                             2014        $15.525      $16.246         6,341
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.292      $11.613             0
                             2006        $11.613      $11.779             0
                             2007        $11.779      $13.999             0
                             2008        $13.999      $ 6.927             0
                             2009        $ 6.927      $11.177             0
                             2010        $11.177      $13.390             0
                             2011        $13.390      $12.685             0
                             2012        $12.685      $14.134             0
                             2013        $14.134      $20.399             0
                             2014        $20.399      $21.143             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.740      $14.533             0
                             2006        $14.533      $19.549             0
                             2007        $19.549      $15.798             0
                             2008        $15.798      $ 9.560         7,669
                             2009        $ 9.560      $12.002        10,495
                             2010        $12.002      $15.188        10,792
                             2011        $15.188      $15.680        10,019
                             2012        $15.680      $17.712         9,048
                             2013        $17.712      $17.607         8,706
                             2014        $17.607      $22.265         8,011
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.000      $15.476             0
                             2006        $15.476      $21.093             0
                             2007        $21.093      $28.356             0
                             2008        $28.356      $ 9.756         2,425
                             2009        $ 9.756      $20.321         2,710
                             2010        $20.321      $25.183         3,228
                             2011        $25.183      $18.272         3,008
                             2012        $18.272      $23.171         2,928
                             2013        $23.171      $25.360         1,771
                             2014        $25.360      $24.674         1,759

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.346      $18.296            0
                             2006        $18.296      $22.255            0
                             2007        $22.255      $31.601            0
                             2008        $31.601      $16.633          759
                             2009        $16.633      $25.599        1,554
                             2010        $25.599      $32.323        1,369
                             2011        $32.323      $26.385        1,385
                             2012        $26.385      $26.650        1,233
                             2013        $26.650      $28.780        1,127
                             2014        $28.780      $22.745        1,120
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.830      $ 9.625            0
                             2006        $ 9.625      $10.218            0
                             2007        $10.218      $10.386            0
                             2008        $10.386      $ 8.818        2,587
                             2009        $ 8.818      $ 9.810        1,888
                             2010        $ 9.810      $10.061        1,546
                             2011        $10.061      $ 9.607        1,577
                             2012        $ 9.607      $ 9.511        1,712
                             2013        $ 9.511      $ 9.761        1,871
                             2014        $ 9.761      $ 9.435            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.776      $10.902            0
                             2006        $10.902      $11.754            0
                             2007        $11.754      $11.444            0
                             2008        $11.444      $ 7.728        9,826
                             2009        $ 7.728      $11.691        7,132
                             2010        $11.691      $13.101        3,486
                             2011        $13.101      $12.963        2,185
                             2012        $12.963      $14.953        1,707
                             2013        $14.953      $15.494        1,712
                             2014        $15.494      $14.910        1,260

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                           MORTALITY & EXPENSE = 2.3

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.120      $11.276          0
                             2006        $11.276      $13.093          0
                             2007        $13.093      $17.019          0
                             2008        $17.019      $ 9.091          0
                             2009        $ 9.091      $13.371          0
                             2010        $13.371      $14.829          0
                             2011        $14.829      $14.383          0
                             2012        $14.383      $16.548          0
                             2013        $16.548      $21.770          0
                             2014        $21.770      $24.105          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.005      $10.910          0
                             2006        $10.910      $11.170          0
                             2007        $11.170      $13.041          0
                             2008        $13.041      $ 6.835          0
                             2009        $ 6.835      $ 9.823          0
                             2010        $ 9.823      $10.825          0
                             2011        $10.825      $10.485          0
                             2012        $10.485      $11.193          0
                             2013        $11.193      $14.701          0
                             2014        $14.701      $15.864          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.525      $11.253          0
                             2006        $11.253      $12.069          0
                             2007        $12.069      $15.462          0
                             2008        $15.462      $ 6.266          0
                             2009        $ 6.266      $ 9.254          0
                             2010        $ 9.254      $10.738          0
                             2011        $10.738      $ 9.580          0
                             2012        $ 9.580      $10.817          0
                             2013        $10.817      $14.295          0
                             2014        $14.295      $15.010          0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.440          0
                             2008        $ 9.440      $ 5.843          0
                             2009        $ 5.843      $ 7.377          0
                             2010        $ 7.377      $ 8.396          0
                             2011        $ 8.396      $ 7.687          0
                             2012        $ 7.687      $ 8.626          0
                             2013        $ 8.626      $11.127          0
                             2014        $11.127      $11.875          0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.678          0
                             2008        $ 9.678      $ 6.081          0
                             2009        $ 6.081      $ 7.389          0
                             2010        $ 7.389      $ 7.894          0
                             2011        $ 7.894      $ 8.087          0
                             2012        $ 8.087      $ 9.195          0
                             2013        $ 9.195      $11.879          0
                             2014        $11.879      $12.951          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.118      $10.249          0
                             2006        $10.249      $10.717          0
                             2007        $10.717      $12.046          0
                             2008        $12.046      $ 8.358          0
                             2009        $ 8.358      $10.504          0
                             2010        $10.504      $11.683          0
                             2011        $11.683      $11.082          0
                             2012        $11.082      $12.139          0
                             2013        $12.139      $13.665          0
                             2014        $13.665      $14.076          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.279      $12.842          0
                             2006        $12.842      $13.967          0
                             2007        $13.967      $15.989          0
                             2008        $15.989      $ 8.943          0
                             2009        $ 8.943      $11.824          0
                             2010        $11.824      $13.494          0
                             2011        $13.494      $12.804          0
                             2012        $12.804      $14.513          0
                             2013        $14.513      $18.549          0
                             2014        $18.549      $20.214          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.735      $11.062          0
                             2006        $11.062      $12.949          0
                             2007        $12.949      $12.798          0
                             2008        $12.798      $ 7.143          0
                             2009        $ 7.143      $ 9.054          0
                             2010        $ 9.054      $10.155          0
                             2011        $10.155      $ 9.977          0
                             2012        $ 9.977      $11.398          0
                             2013        $11.398      $14.220          0
                             2014        $14.220      $15.056          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.714      $10.003          0
                             2006        $10.003      $10.405          0
                             2007        $10.405      $12.861          0
                             2008        $12.861      $ 6.614          0
                             2009        $ 6.614      $ 8.260          0
                             2010        $ 8.260      $ 9.986          0
                             2011        $ 9.986      $ 9.744          0
                             2012        $ 9.744      $10.879          0
                             2013        $10.879      $14.440          0
                             2014        $14.440      $15.646          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.565      $10.782          0
                             2006        $10.782      $12.148          0
                             2007        $12.148      $12.469          0
                             2008        $12.469      $ 7.647          0
                             2009        $ 7.647      $ 9.427          0
                             2010        $ 9.427      $10.556          0
                             2011        $10.556      $10.487          0
                             2012        $10.487      $11.835          0
                             2013        $11.835      $15.237          0
                             2014        $15.237      $16.847          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.116      $10.061          0
                             2006        $10.061      $10.227          0
                             2007        $10.227      $10.388          0
                             2008        $10.388      $ 9.787          0
                             2009        $ 9.787      $11.030          0
                             2010        $11.030      $11.578          0
                             2011        $11.578      $12.096          0
                             2012        $12.096      $12.467          0
                             2013        $12.467      $11.916          0
                             2014        $11.916      $12.283          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.869      $ 9.900          0
                             2006        $ 9.900      $10.110          0
                             2007        $10.110      $10.355          0
                             2008        $10.355      $10.386          0
                             2009        $10.386      $10.185          0
                             2010        $10.185      $ 9.948          0
                             2011        $ 9.948      $ 9.710          0
                             2012        $ 9.710      $ 9.478          0
                             2013        $ 9.478      $ 9.251          0
                             2014        $ 9.251      $ 9.030          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.825      $12.551          0
                             2006        $12.551      $14.428          0
                             2007        $14.428      $16.481          0
                             2008        $16.481      $ 9.014          0
                             2009        $ 9.014      $11.104          0
                             2010        $11.104      $12.228          0
                             2011        $12.228      $ 9.865          0
                             2012        $ 9.865      $11.590          0
                             2013        $11.590      $14.725          0
                             2014        $14.725      $13.179          0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.496      $11.650          0
                             2006        $11.650      $12.666          0
                             2007        $12.666      $15.171          0
                             2008        $15.171      $ 8.775          0
                             2009        $ 8.775      $10.902          0
                             2010        $10.902      $11.833          0
                             2011        $11.833      $10.792          0
                             2012        $10.792      $10.999          0
                             2013        $10.999      $12.609          0
                             2014        $12.609      $12.650          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.895          0
                             2013        $ 8.895      $12.137          0
                             2014        $12.137      $12.813          0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.203      $10.813          0
                             2006        $10.813      $11.194          0
                             2007        $11.194      $12.205          0
                             2008        $12.205      $ 6.834          0
                             2009        $ 6.834      $ 8.052          0
                             2010        $ 8.052      $ 9.054          0
                             2011        $ 9.054      $ 8.120          0
                             2012        $ 8.120      $ 9.292          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.723          0
                             2007        $10.723      $11.288          0
                             2008        $11.288      $ 7.676          0
                             2009        $ 7.676      $ 9.589          0
                             2010        $ 9.589      $10.224          0
                             2011        $10.224      $ 9.950          0
                             2012        $ 9.950      $11.033          0
                             2013        $11.033      $13.884          0
                             2014        $13.884      $14.614          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.224          0
                             2012        $11.224      $11.197          0
                             2013        $11.197      $10.616          0
                             2014        $10.616      $10.764          0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.976      $11.754          0
                             2006        $11.754      $13.306          0
                             2007        $13.306      $13.312          0
                             2008        $13.312      $ 8.807          0
                             2009        $ 8.807      $10.668          0
                             2010        $10.668      $11.682          0
                             2011        $11.682      $11.144          0
                             2012        $11.144      $12.437          0
                             2013        $12.437      $16.237          0
                             2014        $16.237      $17.427          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.882      $11.394          0
                             2006        $11.394      $12.342          0
                             2007        $12.342      $13.163          0
                             2008        $13.163      $ 9.162          0
                             2009        $ 9.162      $11.612          0
                             2010        $11.612      $12.895          0
                             2011        $12.895      $11.767          0
                             2012        $11.767      $12.704          0
                             2013        $12.704      $15.928          0
                             2014        $15.928      $16.194          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.004      $11.934          0
                             2006        $11.934      $12.222          0
                             2007        $12.222      $14.026          0
                             2008        $14.026      $ 7.278          0
                             2009        $ 7.278      $11.107          0
                             2010        $11.107      $13.798          0
                             2011        $13.798      $12.207          0
                             2012        $12.207      $13.298          0
                             2013        $13.298      $17.730          0
                             2014        $17.730      $18.636          0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.641      $10.950          0
                             2006        $10.950      $12.071          0
                             2007        $12.071      $11.941          0
                             2008        $11.941      $ 5.605          0
                             2009        $ 5.605      $ 8.082          0
                             2010        $ 8.082      $ 8.436          0
                             2011        $ 8.436      $ 7.954          0
                             2012        $ 7.954      $ 9.133          0
                             2013        $ 9.133      $11.880          0
                             2014        $11.880      $12.335          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.089      $10.170          0
                             2006        $10.170      $10.235          0
                             2007        $10.235      $10.689          0
                             2008        $10.689      $10.590          0
                             2009        $10.590      $10.425          0
                             2010        $10.425      $10.672          0
                             2011        $10.672      $10.699          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.711          0
                             2009        $ 6.711      $11.730          0
                             2010        $11.730      $14.313          0
                             2011        $14.313      $ 9.452          0
                             2012        $ 9.452      $10.440          0
                             2013        $10.440      $11.645          0
                             2014        $11.645      $ 9.990          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.193      $12.018          0
                             2006        $12.018      $13.498          0
                             2007        $13.498      $14.117          0
                             2008        $14.117      $ 9.934          0
                             2009        $ 9.934      $12.888          0
                             2010        $12.888      $14.511          0
                             2011        $14.511      $13.741          0
                             2012        $13.741      $14.858          0
                             2013        $14.858      $18.244          0
                             2014        $18.244      $19.309          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.895          0
                             2006        $10.895      $12.960          0
                             2007        $12.960      $11.874          0
                             2008        $11.874      $ 7.426          0
                             2009        $ 7.426      $ 7.013          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.522      $11.057          0
                             2006        $11.057      $11.916          0
                             2007        $11.916      $12.825          0
                             2008        $12.825      $10.507          0
                             2009        $10.507      $12.878          0
                             2010        $12.878      $13.590          0
                             2011        $13.590      $13.444          0
                             2012        $13.444      $14.876          0
                             2013        $14.876      $17.394          0
                             2014        $17.394      $18.375          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.207      $11.621          0
                             2006        $11.621      $13.392          0
                             2007        $13.392      $15.454          0
                             2008        $15.454      $14.494          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.379      $12.502          0
                             2006        $12.502      $13.315          0
                             2007        $13.315      $17.754          0
                             2008        $17.754      $ 9.649          0
                             2009        $ 9.649      $13.752          0
                             2010        $13.752      $14.291          0
                             2011        $14.291      $12.981          0
                             2012        $12.981      $15.691          0
                             2013        $15.691      $20.045          0
                             2014        $20.045      $21.221          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.229      $12.156          0
                             2006        $12.156      $13.143          0
                             2007        $13.143      $13.613          0
                             2008        $13.613      $ 8.471          0
                             2009        $ 8.471      $10.132          0
                             2010        $10.132      $10.839          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.224      $10.351          0
                             2006        $10.351      $11.909          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.320      $10.672          0
                             2006        $10.672      $12.265          0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.462          0
                             2014        $14.462      $14.472          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.549      $10.507          0
                             2006        $10.507      $11.281          0
                             2007        $11.281      $11.178          0
                             2008        $11.178      $ 7.783          0
                             2009        $ 7.783      $11.031          0
                             2010        $11.031      $12.316          0
                             2011        $12.316      $12.485          0
                             2012        $12.485      $13.943          0
                             2013        $13.943      $14.054          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.370      $10.549          0
                             2006        $10.549      $11.049          0
                             2007        $11.049      $11.971          0
                             2008        $11.971      $ 7.363          0
                             2009        $ 7.363      $ 9.996          0
                             2010        $ 9.996      $10.942          0
                             2011        $10.942      $10.719          0
                             2012        $10.719      $12.206          0
                             2013        $12.206      $15.494          0
                             2014        $15.494      $16.803          0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.705      $11.183          0
                             2006        $11.183      $12.300          0
                             2007        $12.300      $13.208          0
                             2008        $13.208      $ 8.604          0
                             2009        $ 8.604      $10.628          0
                             2010        $10.628      $11.501          0
                             2011        $11.501      $10.954          0
                             2012        $10.954      $12.704          0
                             2013        $12.704      $16.335          0
                             2014        $16.335      $17.651          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.848      $10.096          0
                             2006        $10.096      $11.129          0
                             2007        $11.129      $11.105          0
                             2008        $11.105      $ 6.555          0
                             2009        $ 6.555      $10.422          0
                             2010        $10.422      $13.829          0
                             2011        $13.829      $12.081          0
                             2012        $12.081      $14.254          0
                             2013        $14.254      $19.647          0
                             2014        $19.647      $17.738          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.679      $10.694          0
                             2006        $10.694      $11.651          0
                             2007        $11.651      $11.818          0
                             2008        $11.818      $ 8.959          0
                             2009        $ 8.959      $10.294          0
                             2010        $10.294      $11.015          0
                             2011        $11.015      $10.922          0
                             2012        $10.922      $11.825          0
                             2013        $11.825      $13.703          0
                             2014        $13.703      $14.476          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.067      $11.500          0
                             2006        $11.500      $13.527          0
                             2007        $13.527      $14.203          0
                             2008        $14.203      $ 9.323          0
                             2009        $ 9.323      $11.142          0
                             2010        $11.142      $12.095          0
                             2011        $12.095      $11.750          0
                             2012        $11.750      $13.288          0
                             2013        $13.288      $17.586          0
                             2014        $17.586      $18.916          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.639          0
                             2006        $11.639      $11.667          0
                             2007        $11.667      $12.073          0
                             2008        $12.073      $ 5.984          0
                             2009        $ 5.984      $ 7.725          0
                             2010        $ 7.725      $ 9.587          0
                             2011        $ 9.587      $ 9.436          0
                             2012        $ 9.436      $10.698          0
                             2013        $10.698      $14.161          0
                             2014        $14.161      $14.584          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.280      $12.558          0
                             2006        $12.558      $14.386          0
                             2007        $14.386      $14.893          0
                             2008        $14.893      $ 8.673          0
                             2009        $ 8.673      $11.796          0
                             2010        $11.796      $13.321          0
                             2011        $13.321      $11.893          0
                             2012        $11.893      $14.038          0
                             2013        $14.038      $17.400          0
                             2014        $17.400      $17.332          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.214      $12.009          0
                             2006        $12.009      $13.440          0
                             2007        $13.440      $12.933          0
                             2008        $12.933      $ 7.825          0
                             2009        $ 7.825      $10.454          0
                             2010        $10.454      $12.556          0
                             2011        $12.556      $11.963          0
                             2012        $11.963      $13.738          0
                             2013        $13.738      $18.856          0
                             2014        $18.856      $20.548          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.281      $10.552          0
                             2006        $10.552      $10.525          0
                             2007        $10.525      $10.644          0
                             2008        $10.644      $10.141          0
                             2009        $10.141      $11.445          0
                             2010        $11.445      $12.120          0
                             2011        $12.120      $12.630          0
                             2012        $12.630      $13.663          0
                             2013        $13.663      $13.402          0
                             2014        $13.402      $14.540          0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.862      $ 9.893          0
                             2006        $ 9.893      $10.102          0
                             2007        $10.102      $10.339          0
                             2008        $10.339      $10.318          0
                             2009        $10.318      $10.082          0
                             2010        $10.082      $ 9.845          0
                             2011        $ 9.845      $ 9.615          0
                             2012        $ 9.615      $ 9.389          0
                             2013        $ 9.389      $ 9.170          0
                             2014        $ 9.170      $ 8.950          0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.494      $10.456          0
                             2006        $10.456      $10.278          0
                             2007        $10.278      $11.101          0
                             2008        $11.101      $10.072          0
                             2009        $10.072      $11.639          0
                             2010        $11.639      $12.281          0
                             2011        $12.281      $13.386          0
                             2012        $13.386      $14.208          0
                             2013        $14.208      $12.589          0
                             2014        $12.589      $12.666          0
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.183      $10.182          0
                             2006        $10.182      $10.322          0
                             2007        $10.322      $10.956          0
                             2008        $10.956      $11.208          0
                             2009        $11.208      $12.478          0
                             2010        $12.478      $13.168          0
                             2011        $13.168      $13.316          0
                             2012        $13.316      $14.243          0
                             2013        $14.243      $13.628          0
                             2014        $13.628      $13.870          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.728      $10.758          0
                             2006        $10.758      $11.634          0
                             2007        $11.634      $10.850          0
                             2008        $10.850      $ 7.287          0
                             2009        $ 7.287      $ 7.007          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.120      $10.362          0
                             2006        $10.362      $11.265          0
                             2007        $11.265      $11.688          0
                             2008        $11.688      $10.556          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.388      $10.711          0
                             2006        $10.711      $11.430          0
                             2007        $11.430      $12.548          0
                             2008        $12.548      $ 7.023          0
                             2009        $ 7.023      $ 9.719          0
                             2010        $ 9.719      $11.004          0
                             2011        $11.004      $10.886          0
                             2012        $10.886      $12.527          0
                             2013        $12.527      $17.221          0
                             2014        $17.221      $18.294          0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $10.999      $11.132          0
                             2006        $11.132      $12.892          0
                             2007        $12.892      $12.962          0
                             2008        $12.962      $ 8.063          0
                             2009        $ 8.063      $ 9.856          0
                             2010        $ 9.856      $11.038          0
                             2011        $11.038      $10.664          0
                             2012        $10.664      $12.168          0
                             2013        $12.168      $15.369          0
                             2014        $15.369      $16.065          0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.282      $11.590          0
                             2006        $11.590      $11.744          0
                             2007        $11.744      $13.943          0
                             2008        $13.943      $ 6.893          0
                             2009        $ 6.893      $11.110          0
                             2010        $11.110      $13.295          0
                             2011        $13.295      $12.582          0
                             2012        $12.582      $14.005          0
                             2013        $14.005      $20.193          0
                             2014        $20.193      $20.908          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.728      $14.505          0
                             2006        $14.505      $19.491          0
                             2007        $19.491      $15.735          0
                             2008        $15.735      $ 9.512          0
                             2009        $ 9.512      $11.929          0
                             2010        $11.929      $15.081          0
                             2011        $15.081      $15.553          0
                             2012        $15.553      $17.551          0
                             2013        $17.551      $17.429          0
                             2014        $17.429      $22.017          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $11.988      $15.446          0
                             2006        $15.446      $21.030          0
                             2007        $21.030      $28.243          0
                             2008        $28.243      $ 9.708          0
                             2009        $ 9.708      $20.198          0
                             2010        $20.198      $25.006          0
                             2011        $25.006      $18.124          0
                             2012        $18.124      $22.961          0
                             2013        $22.961      $25.104          0
                             2014        $25.104      $24.399          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.334      $18.261          0
                             2006        $18.261      $22.189          0
                             2007        $22.189      $31.475          0
                             2008        $31.475      $16.549          0
                             2009        $16.549      $25.445          0
                             2010        $25.445      $32.095          0
                             2011        $32.095      $26.173          0
                             2012        $26.173      $26.408          0
                             2013        $26.408      $28.489          0
                             2014        $28.489      $22.493          0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.821      $ 9.606          0
                             2006        $ 9.606      $10.187          0
                             2007        $10.187      $10.345          0
                             2008        $10.345      $ 8.774          0
                             2009        $ 8.774      $ 9.751          0
                             2010        $ 9.751      $ 9.990          0
                             2011        $ 9.990      $ 9.530          0
                             2012        $ 9.530      $ 9.424          0
                             2013        $ 9.424      $ 9.662          0
                             2014        $ 9.662      $ 9.330          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.766      $10.881          0
                             2006        $10.881      $11.719          0
                             2007        $11.719      $11.398          0
                             2008        $11.398      $ 7.689          0
                             2009        $ 7.689      $11.621          0
                             2010        $11.621      $13.009          0
                             2011        $13.009      $12.859          0
                             2012        $12.859      $14.818          0
                             2013        $14.818      $15.338          0
                             2014        $15.338      $14.744          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.35

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.115      $11.265           0
                             2006        $11.265      $13.074           0
                             2007        $13.074      $16.985           0
                             2008        $16.985      $ 9.069           0
                             2009        $ 9.069      $13.331           0
                             2010        $13.331      $14.776           0
                             2011        $14.776      $14.325           0
                             2012        $14.325      $16.473           0
                             2013        $16.473      $21.660           0
                             2014        $21.660      $23.971           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.000      $10.899         335
                             2006        $10.899      $11.154         534
                             2007        $11.154      $13.015         441
                             2008        $13.015      $ 6.818         626
                             2009        $ 6.818      $ 9.794           0
                             2010        $ 9.794      $10.787           0
                             2011        $10.787      $10.443           0
                             2012        $10.443      $11.142           0
                             2013        $11.142      $14.627           0
                             2014        $14.627      $15.775           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.520      $11.242           0
                             2006        $11.242      $12.051           0
                             2007        $12.051      $15.431           0
                             2008        $15.431      $ 6.251           0
                             2009        $ 6.251      $ 9.226           0
                             2010        $ 9.226      $10.700           0
                             2011        $10.700      $ 9.542           0
                             2012        $ 9.542      $10.768           0
                             2013        $10.768      $14.223           0
                             2014        $14.223      $14.927           0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.436           0
                             2008        $ 9.436      $ 5.838           0
                             2009        $ 5.838      $ 7.367           0
                             2010        $ 7.367      $ 8.380           0
                             2011        $ 8.380      $ 7.668           0
                             2012        $ 7.668      $ 8.600           0
                             2013        $ 8.600      $11.088           0
                             2014        $11.088      $11.829           0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.675           0
                             2008        $ 9.675      $ 6.075           0
                             2009        $ 6.075      $ 7.379           0
                             2010        $ 7.379      $ 7.879           0
                             2011        $ 7.879      $ 8.067           0
                             2012        $ 8.067      $ 9.168           0
                             2013        $ 9.168      $11.838           0
                             2014        $11.838      $12.900           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.113      $10.239        1,170
                             2006        $10.239      $10.702        1,170
                             2007        $10.702      $12.022        1,129
                             2008        $12.022      $ 8.337        1,129
                             2009        $ 8.337      $10.472        1,128
                             2010        $10.472      $11.642        1,127
                             2011        $11.642      $11.038        1,127
                             2012        $11.038      $12.084        1,078
                             2013        $12.084      $13.596        1,029
                             2014        $13.596      $13.998            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.274      $12.829            0
                             2006        $12.829      $13.947            0
                             2007        $13.947      $15.957            0
                             2008        $15.957      $ 8.920            0
                             2009        $ 8.920      $11.788            0
                             2010        $11.788      $13.446            0
                             2011        $13.446      $12.752            0
                             2012        $12.752      $14.447            0
                             2013        $14.447      $18.455            0
                             2014        $18.455      $20.101          706
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.730      $11.051        1,163
                             2006        $11.051      $12.930        1,163
                             2007        $12.930      $12.772        1,122
                             2008        $12.772      $ 7.125        1,122
                             2009        $ 7.125      $ 9.027        1,121
                             2010        $ 9.027      $10.120        1,120
                             2011        $10.120      $ 9.937        1,120
                             2012        $ 9.937      $11.346        1,071
                             2013        $11.346      $14.148        1,022
                             2014        $14.148      $14.972          936
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.709      $ 9.993            0
                             2006        $ 9.993      $10.390            0
                             2007        $10.390      $12.836            0
                             2008        $12.836      $ 6.597            0
                             2009        $ 6.597      $ 8.235            0
                             2010        $ 8.235      $ 9.951            0
                             2011        $ 9.951      $ 9.704            0
                             2012        $ 9.704      $10.829            0
                             2013        $10.829      $14.367            0
                             2014        $14.367      $15.559            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.560      $10.771            0
                             2006        $10.771      $12.130            0
                             2007        $12.130      $12.444            0
                             2008        $12.444      $ 7.628            0
                             2009        $ 7.628      $ 9.398            0
                             2010        $ 9.398      $10.519            0
                             2011        $10.519      $10.445            0
                             2012        $10.445      $11.781            0
                             2013        $11.781      $15.160            0
                             2014        $15.160      $16.753            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.112      $10.051           0
                             2006        $10.051      $10.211           0
                             2007        $10.211      $10.367           0
                             2008        $10.367      $ 9.763           0
                             2009        $ 9.763      $10.997           0
                             2010        $10.997      $11.537           0
                             2011        $11.537      $12.047           0
                             2012        $12.047      $12.410           0
                             2013        $12.410      $11.855           0
                             2014        $11.855      $12.215           0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.864      $ 9.890         370
                             2006        $ 9.890      $10.095         590
                             2007        $10.095      $10.334         556
                             2008        $10.334      $10.360         408
                             2009        $10.360      $10.154           0
                             2010        $10.154      $ 9.912           0
                             2011        $ 9.912      $ 9.671           0
                             2012        $ 9.671      $ 9.435           0
                             2013        $ 9.435      $ 9.204           0
                             2014        $ 9.204      $ 8.980           0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.820      $12.539         757
                             2006        $12.539      $14.406         879
                             2007        $14.406      $16.448         798
                             2008        $16.448      $ 8.991         925
                             2009        $ 8.991      $11.070         449
                             2010        $11.070      $12.185         448
                             2011        $12.185      $ 9.826         448
                             2012        $ 9.826      $11.537         429
                             2013        $11.537      $14.650         409
                             2014        $14.650      $13.106           0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.491      $11.638           0
                             2006        $11.638      $12.647           0
                             2007        $12.647      $15.141           0
                             2008        $15.141      $ 8.753           0
                             2009        $ 8.753      $10.869           0
                             2010        $10.869      $11.791           0
                             2011        $11.791      $10.748           0
                             2012        $10.748      $10.949           0
                             2013        $10.949      $12.545           0
                             2014        $12.545      $12.580           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.854           0
                             2013        $ 8.854      $12.075           0
                             2014        $12.075      $12.741           0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.198      $10.803           0
                             2006        $10.803      $11.177           0
                             2007        $11.177      $12.181           0
                             2008        $12.181      $ 6.817           0
                             2009        $ 6.817      $ 8.028           0
                             2010        $ 8.028      $ 9.022           0
                             2011        $ 9.022      $ 8.087           0
                             2012        $ 8.087      $ 9.253           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.719          0
                             2007        $10.719      $11.279          0
                             2008        $11.279      $ 7.666          0
                             2009        $ 7.666      $ 9.571          0
                             2010        $ 9.571      $10.200          0
                             2011        $10.200      $ 9.921          0
                             2012        $ 9.921      $10.995          0
                             2013        $10.995      $13.829          0
                             2014        $13.829      $14.549          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.178          0
                             2012        $11.178      $11.146          0
                             2013        $11.146      $10.562          0
                             2014        $10.562      $10.704          0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.971      $11.743          0
                             2006        $11.743      $13.286          0
                             2007        $13.286      $13.286          0
                             2008        $13.286      $ 8.785          0
                             2009        $ 8.785      $10.636          0
                             2010        $10.636      $11.641          0
                             2011        $11.641      $11.099          0
                             2012        $11.099      $12.380          0
                             2013        $12.380      $16.155          0
                             2014        $16.155      $17.330          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.877      $11.383          0
                             2006        $11.383      $12.324          0
                             2007        $12.324      $13.137          0
                             2008        $13.137      $ 9.139          0
                             2009        $ 9.139      $11.577          0
                             2010        $11.577      $12.849          0
                             2011        $12.849      $11.720          0
                             2012        $11.720      $12.646          0
                             2013        $12.646      $15.848          0
                             2014        $15.848      $16.104          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $10.999      $11.923          0
                             2006        $11.923      $12.204          0
                             2007        $12.204      $13.998          0
                             2008        $13.998      $ 7.259          0
                             2009        $ 7.259      $11.074          0
                             2010        $11.074      $13.749          0
                             2011        $13.749      $12.157          0
                             2012        $12.157      $13.238          0
                             2013        $13.238      $17.640          0
                             2014        $17.640      $18.532          0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.636      $10.939          0
                             2006        $10.939      $12.053          0
                             2007        $12.053      $11.917          0
                             2008        $11.917      $ 5.591          0
                             2009        $ 5.591      $ 8.057          0
                             2010        $ 8.057      $ 8.406          0
                             2011        $ 8.406      $ 7.922          0
                             2012        $ 7.922      $ 9.092          0
                             2013        $ 9.092      $11.820          0
                             2014        $11.820      $12.266          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.084      $10.160          0
                             2006        $10.160      $10.220          0
                             2007        $10.220      $10.667          0
                             2008        $10.667      $10.563          0
                             2009        $10.563      $10.393          0
                             2010        $10.393      $10.634          0
                             2011        $10.634      $10.660          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.694          0
                             2009        $ 6.694      $11.694          0
                             2010        $11.694      $14.262          0
                             2011        $14.262      $ 9.414          0
                             2012        $ 9.414      $10.393          0
                             2013        $10.393      $11.586          0
                             2014        $11.586      $ 9.934          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.188      $12.007          0
                             2006        $12.007      $13.478          0
                             2007        $13.478      $14.089          0
                             2008        $14.089      $ 9.909          0
                             2009        $ 9.909      $12.849          0
                             2010        $12.849      $14.460          0
                             2011        $14.460      $13.686          0
                             2012        $13.686      $14.790          0
                             2013        $14.790      $18.152          0
                             2014        $18.152      $19.201          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.891          0
                             2006        $10.891      $12.949          0
                             2007        $12.949      $11.858          0
                             2008        $11.858      $ 7.412          0
                             2009        $ 7.412      $ 6.999          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.517      $11.046          0
                             2006        $11.046      $11.899          0
                             2007        $11.899      $12.799          0
                             2008        $12.799      $10.481          0
                             2009        $10.481      $12.839          0
                             2010        $12.839      $13.542          0
                             2011        $13.542      $13.390          0
                             2012        $13.390      $14.808          0
                             2013        $14.808      $17.306          0
                             2014        $17.306      $18.273          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.202      $11.610          0
                             2006        $11.610      $13.372          0
                             2007        $13.372      $15.423          0
                             2008        $15.423      $14.462          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.374      $12.490          0
                             2006        $12.490      $13.295          0
                             2007        $13.295      $17.719          0
                             2008        $17.719      $ 9.625          0
                             2009        $ 9.625      $13.710          0
                             2010        $13.710      $14.241          0
                             2011        $14.241      $12.928          0
                             2012        $12.928      $15.620          0
                             2013        $15.620      $19.943          0
                             2014        $19.943      $21.102          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.224      $12.144          0
                             2006        $12.144      $13.124          0
                             2007        $13.124      $13.585          0
                             2008        $13.585      $ 8.449          0
                             2009        $ 8.449      $10.101          0
                             2010        $10.101      $10.804          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.219      $10.341          0
                             2006        $10.341      $11.891          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.315      $10.661          0
                             2006        $10.661      $12.247          0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.388          0
                             2014        $14.388      $14.392          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.544      $10.497          0
                             2006        $10.497      $11.264          0
                             2007        $11.264      $11.156          0
                             2008        $11.156      $ 7.763          0
                             2009        $ 7.763      $10.998          0
                             2010        $10.998      $12.273          0
                             2011        $12.273      $12.434          0
                             2012        $12.434      $13.879          0
                             2013        $13.879      $13.985          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.365      $10.539          0
                             2006        $10.539      $11.033          0
                             2007        $11.033      $11.947          0
                             2008        $11.947      $ 7.344          0
                             2009        $ 7.344      $ 9.965          0
                             2010        $ 9.965      $10.903          0
                             2011        $10.903      $10.676          0
                             2012        $10.676      $12.151          0
                             2013        $12.151      $15.416          0
                             2014        $15.416      $16.709          0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.700      $11.172          0
                             2006        $11.172      $12.282          0
                             2007        $12.282      $13.182          0
                             2008        $13.182      $ 8.582          0
                             2009        $ 8.582      $10.596          0
                             2010        $10.596      $11.461          0
                             2011        $11.461      $10.910          0
                             2012        $10.910      $12.646          0
                             2013        $12.646      $16.252          0
                             2014        $16.252      $17.552          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.844      $10.086          0
                             2006        $10.086      $11.112          0
                             2007        $11.112      $11.082          0
                             2008        $11.082      $ 6.538          0
                             2009        $ 6.538      $10.391          0
                             2010        $10.391      $13.780          0
                             2011        $13.780      $12.032          0
                             2012        $12.032      $14.189          0
                             2013        $14.189      $19.547          0
                             2014        $19.547      $17.639          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.674      $10.684        2,021
                             2006        $10.684      $11.634        2,445
                             2007        $11.634      $11.794        2,342
                             2008        $11.794      $ 8.937        2,314
                             2009        $ 8.937      $10.263        1,124
                             2010        $10.263      $10.976        1,123
                             2011        $10.976      $10.878        1,123
                             2012        $10.878      $11.771        1,074
                             2013        $11.771      $13.634        1,025
                             2014        $13.634      $14.395          779
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.061      $11.489            0
                             2006        $11.489      $13.507            0
                             2007        $13.507      $14.175            0
                             2008        $14.175      $ 9.299            0
                             2009        $ 9.299      $11.108            0
                             2010        $11.108      $12.052            0
                             2011        $12.052      $11.702            0
                             2012        $11.702      $13.228            0
                             2013        $13.228      $17.497            0
                             2014        $17.497      $18.810            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.635            0
                             2006        $11.635      $11.657            0
                             2007        $11.657      $12.056            0
                             2008        $12.056      $ 5.973            0
                             2009        $ 5.973      $ 7.706            0
                             2010        $ 7.706      $ 9.559            0
                             2011        $ 9.559      $ 9.404            0
                             2012        $ 9.404      $10.656            0
                             2013        $10.656      $14.098            0
                             2014        $14.098      $14.512            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.275      $12.546            0
                             2006        $12.546      $14.365            0
                             2007        $14.365      $14.863            0
                             2008        $14.863      $ 8.651            0
                             2009        $ 8.651      $11.760            0
                             2010        $11.760      $13.274            0
                             2011        $13.274      $11.845            0
                             2012        $11.845      $13.975            0
                             2013        $13.975      $17.312            0
                             2014        $17.312      $17.235            0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.209      $11.997            0
                             2006        $11.997      $13.420            0
                             2007        $13.420      $12.907            0
                             2008        $12.907      $ 7.805            0
                             2009        $ 7.805      $10.422            0
                             2010        $10.422      $12.511            0
                             2011        $12.511      $11.915            0
                             2012        $11.915      $13.676            0
                             2013        $13.676      $18.760            0
                             2014        $18.760      $20.434            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.276      $10.541            0
                             2006        $10.541      $10.509            0
                             2007        $10.509      $10.623            0
                             2008        $10.623      $10.116            0
                             2009        $10.116      $11.410            0
                             2010        $11.410      $12.077            0
                             2011        $12.077      $12.579            0
                             2012        $12.579      $13.601            0
                             2013        $13.601      $13.334            0
                             2014        $13.334      $14.459            0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.858      $ 9.883            0
                             2006        $ 9.883      $10.087            0
                             2007        $10.087      $10.318            0
                             2008        $10.318      $10.292            0
                             2009        $10.292      $10.052            0
                             2010        $10.052      $ 9.810            0
                             2011        $ 9.810      $ 9.576            0
                             2012        $ 9.576      $ 9.347            0
                             2013        $ 9.347      $ 9.123            0
                             2014        $ 9.123      $ 8.901            0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.489      $10.446            0
                             2006        $10.446      $10.263            0
                             2007        $10.263      $11.079            0
                             2008        $11.079      $10.047            0
                             2009        $10.047      $11.603            0
                             2010        $11.603      $12.237            0
                             2011        $12.237      $13.332            0
                             2012        $13.332      $14.143            0
                             2013        $14.143      $12.525            0
                             2014        $12.525      $12.596            0
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.178      $10.172        1,419
                             2006        $10.172      $10.306        1,856
                             2007        $10.306      $10.934        1,726
                             2008        $10.934      $11.180        1,432
                             2009        $11.180      $12.441          675
                             2010        $12.441      $13.121          674
                             2011        $13.121      $13.263          674
                             2012        $13.263      $14.178          645
                             2013        $14.178      $13.559          616
                             2014        $13.559      $13.793            0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.724      $10.749            0
                             2006        $10.749      $11.618            0
                             2007        $11.618      $10.829            0
                             2008        $10.829      $ 7.270            0
                             2009        $ 7.270      $ 6.989            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.115      $10.352            0
                             2006        $10.352      $11.248            0
                             2007        $11.248      $11.665            0
                             2008        $11.665      $10.534            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.383      $10.701            0
                             2006        $10.701      $11.413            0
                             2007        $11.413      $12.523            0
                             2008        $12.523      $ 7.005            0
                             2009        $ 7.005      $ 9.690            0
                             2010        $ 9.690      $10.965            0
                             2011        $10.965      $10.842            0
                             2012        $10.842      $12.470            0
                             2013        $12.470      $17.134            0
                             2014        $17.134      $18.192          621
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $10.993      $11.121          822
                             2006        $11.121      $12.873        1,157
                             2007        $12.873      $12.936        1,110
                             2008        $12.936      $ 8.042        1,333
                             2009        $ 8.042      $ 9.826            0
                             2010        $ 9.826      $10.999            0
                             2011        $10.999      $10.620            0
                             2012        $10.620      $12.113            0
                             2013        $12.113      $15.291            0
                             2014        $15.291      $15.976            0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.278      $11.579            0
                             2006        $11.579      $11.726            0
                             2007        $11.726      $13.915            0
                             2008        $13.915      $ 6.875            0
                             2009        $ 6.875      $11.076            0
                             2010        $11.076      $13.248            0
                             2011        $13.248      $12.531            0
                             2012        $12.531      $13.941            0
                             2013        $13.941      $20.091            0
                             2014        $20.091      $20.792            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.722      $14.491            0
                             2006        $14.491      $19.462            0
                             2007        $19.462      $15.704            0
                             2008        $15.704      $ 9.488            0
                             2009        $ 9.488      $11.893            0
                             2010        $11.893      $15.028            0
                             2011        $15.028      $15.491            0
                             2012        $15.491      $17.471            0
                             2013        $17.471      $17.341            0
                             2014        $17.341      $21.895            0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $11.983      $15.431            0
                             2006        $15.431      $20.999            0
                             2007        $20.999      $28.186            0
                             2008        $28.186      $ 9.683            0
                             2009        $ 9.683      $20.137            0
                             2010        $20.137      $24.917            0
                             2011        $24.917      $18.051            0
                             2012        $18.051      $22.856            0
                             2013        $22.856      $24.977            0
                             2014        $24.977      $24.263          218

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SBB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.329      $18.243          0
                             2006        $18.243      $22.156          0
                             2007        $22.156      $31.412          0
                             2008        $31.412      $16.508          0
                             2009        $16.508      $25.368          0
                             2010        $25.368      $31.982          0
                             2011        $31.982      $26.067          0
                             2012        $26.067      $26.288          0
                             2013        $26.288      $28.345          0
                             2014        $28.345      $22.367          0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.817      $ 9.596          0
                             2006        $ 9.596      $10.172          0
                             2007        $10.172      $10.324          0
                             2008        $10.324      $ 8.752          0
                             2009        $ 8.752      $ 9.721          0
                             2010        $ 9.721      $ 9.955          0
                             2011        $ 9.955      $ 9.491          0
                             2012        $ 9.491      $ 9.381          0
                             2013        $ 9.381      $ 9.614          0
                             2014        $ 9.614      $ 9.278          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.761      $10.870          0
                             2006        $10.870      $11.701          0
                             2007        $11.701      $11.376          0
                             2008        $11.376      $ 7.669          0
                             2009        $ 7.669      $11.585          0
                             2010        $11.585      $12.963          0
                             2011        $12.963      $12.807          0
                             2012        $12.807      $14.750          0
                             2013        $14.750      $15.260          0
                             2014        $15.260      $14.662          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.181      $11.420        25,067
                             2006        $11.420      $13.348        31,784
                             2007        $13.348      $17.466        33,336
                             2008        $17.466      $ 9.393        32,517
                             2009        $ 9.393      $13.906        22,452
                             2010        $13.906      $15.525        29,196
                             2011        $15.525      $15.158        23,513
                             2012        $15.158      $17.556        20,206
                             2013        $17.556      $23.250        18,088
                             2014        $23.250      $25.915         7,818
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.065      $11.048        62,264
                             2006        $11.048      $11.388        76,074
                             2007        $11.388      $13.384        67,894
                             2008        $13.384      $ 7.062        64,904
                             2009        $ 7.062      $10.217        49,698
                             2010        $10.217      $11.333        42,857
                             2011        $11.333      $11.051        39,726
                             2012        $11.051      $11.875        21,924
                             2013        $11.875      $15.701        11,897
                             2014        $15.701      $17.055        10,366
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.589      $11.396        77,293
                             2006        $11.396      $12.304       103,847
                             2007        $12.304      $15.868       104,822
                             2008        $15.868      $ 6.474       113,138
                             2009        $ 6.474      $ 9.625       106,835
                             2010        $ 9.625      $11.242        92,270
                             2011        $11.242      $10.097        70,244
                             2012        $10.097      $11.476        56,056
                             2013        $11.476      $15.267        39,334
                             2014        $15.267      $16.138        30,604
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.482        22,346
                             2008        $ 9.482      $ 5.909        20,287
                             2009        $ 5.909      $ 7.510        18,145
                             2010        $ 7.510      $ 8.603        17,536
                             2011        $ 8.603      $ 7.929        11,586
                             2012        $ 7.929      $ 8.957        10,903
                             2013        $ 8.957      $11.631        10,671
                             2014        $11.631      $12.490             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.722         6,445
                             2008        $ 9.722      $ 6.149         6,335
                             2009        $ 6.149      $ 7.521         7,613
                             2010        $ 7.521      $ 8.089         6,102
                             2011        $ 8.089      $ 8.342         3,539
                             2012        $ 8.342      $ 9.548         2,722
                             2013        $ 9.548      $12.418         1,991
                             2014        $12.418      $13.629        12,116

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.179      $10.379        41,427
                             2006        $10.379      $10.926        31,949
                             2007        $10.926      $12.363        27,998
                             2008        $12.363      $ 8.635        19,374
                             2009        $ 8.635      $10.924        19,610
                             2010        $10.924      $12.232        21,404
                             2011        $12.232      $11.680        17,255
                             2012        $11.680      $12.879        16,332
                             2013        $12.879      $14.594        15,567
                             2014        $14.594      $15.133         9,836
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.347      $13.005       146,508
                             2006        $13.005      $14.239       272,708
                             2007        $14.239      $16.409       270,797
                             2008        $16.409      $ 9.239       244,175
                             2009        $ 9.239      $12.297       197,992
                             2010        $12.297      $14.127       193,856
                             2011        $14.127      $13.494       163,474
                             2012        $13.494      $15.397       136,469
                             2013        $15.397      $19.810        91,752
                             2014        $19.810      $21.732        55,356
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.800      $11.203       170,805
                             2006        $11.203      $13.201       316,047
                             2007        $13.201      $13.134       226,724
                             2008        $13.134      $ 7.379       212,525
                             2009        $ 7.379      $ 9.417       176,246
                             2010        $ 9.417      $10.632       166,421
                             2011        $10.632      $10.515       132,778
                             2012        $10.515      $12.092       104,701
                             2013        $12.092      $15.187        80,078
                             2014        $15.187      $16.186        60,727
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.772      $10.130        72,705
                             2006        $10.130      $10.608        65,962
                             2007        $10.608      $13.199        59,419
                             2008        $13.199      $ 6.833        49,050
                             2009        $ 6.833      $ 8.591        43,558
                             2010        $ 8.591      $10.455        41,586
                             2011        $10.455      $10.269        37,333
                             2012        $10.269      $11.542        26,432
                             2013        $11.542      $15.422        14,063
                             2014        $15.422      $16.821        10,381
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.629      $10.919       288,397
                             2006        $10.919      $12.385       339,575
                             2007        $12.385      $12.797       317,228
                             2008        $12.797      $ 7.901       314,943
                             2009        $ 7.901      $ 9.804       289,768
                             2010        $ 9.804      $11.052       266,880
                             2011        $11.052      $11.052       229,370
                             2012        $11.052      $12.556       204,634
                             2013        $12.556      $16.273       163,917
                             2014        $16.273      $18.112       108,656

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.178      $10.189       212,207
                             2006        $10.189      $10.426       300,071
                             2007        $10.426      $10.661       292,614
                             2008        $10.661      $10.112       241,772
                             2009        $10.112      $11.471       249,244
                             2010        $11.471      $12.121       233,054
                             2011        $12.121      $12.748       153,417
                             2012        $12.748      $13.226       351,936
                             2013        $13.226      $12.726       127,436
                             2014        $12.726      $13.206        98,071
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.928      $10.026       330,319
                             2006        $10.026      $10.306       417,108
                             2007        $10.306      $10.627       421,658
                             2008        $10.627      $10.730       361,507
                             2009        $10.730      $10.592       330,590
                             2010        $10.592      $10.414       345,093
                             2011        $10.414      $10.234       271,025
                             2012        $10.234      $10.055       248,158
                             2013        $10.055      $ 9.880       223,808
                             2014        $ 9.880      $ 9.708       163,995
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.891      $12.711       116,685
                             2006        $12.711      $14.709       214,068
                             2007        $14.709      $16.914       204,604
                             2008        $16.914      $ 9.312       203,194
                             2009        $ 9.312      $11.548       184,028
                             2010        $11.548      $12.802       167,026
                             2011        $12.802      $10.397       170,700
                             2012        $10.397      $12.297       144,551
                             2013        $12.297      $15.726       107,359
                             2014        $15.726      $14.169        89,816
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.560      $11.798        16,556
                             2006        $11.798      $12.912        27,027
                             2007        $12.912      $15.570        23,585
                             2008        $15.570      $ 9.066        19,063
                             2009        $ 9.066      $11.338        17,744
                             2010        $11.338      $12.389        16,761
                             2011        $12.389      $11.373        16,594
                             2012        $11.373      $11.669        11,384
                             2013        $11.669      $13.466        10,162
                             2014        $13.466      $13.601         6,353
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.437         6,175
                             2013        $ 9.437      $12.962         4,767
                             2014        $12.962      $13.775         3,431
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.265      $10.951        34,348
                             2006        $10.951      $11.412        37,917
                             2007        $11.412      $12.526        32,938
                             2008        $12.526      $ 7.061        29,899
                             2009        $ 7.061      $ 8.375        28,233
                             2010        $ 8.375      $ 9.479        23,835
                             2011        $ 9.479      $ 8.558        20,110
                             2012        $ 8.558      $ 9.814             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.770        55,343
                             2007        $10.770      $11.415        62,302
                             2008        $11.415      $ 7.814        53,384
                             2009        $ 7.814      $ 9.826        45,910
                             2010        $ 9.826      $10.547        42,510
                             2011        $10.547      $10.332        38,329
                             2012        $10.332      $11.533        31,918
                             2013        $11.533      $14.610        24,560
                             2014        $14.610      $15.480        19,787
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.829        34,192
                             2012        $11.829      $11.879        30,285
                             2013        $11.879      $11.338        23,247
                             2014        $11.338      $11.572        22,373
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.042      $11.904       226,050
                             2006        $11.904      $13.564       323,677
                             2007        $13.564      $13.662       305,230
                             2008        $13.662      $ 9.099       269,341
                             2009        $ 9.099      $11.095       222,943
                             2010        $11.095      $12.230       209,080
                             2011        $12.230      $11.745       190,188
                             2012        $11.745      $13.195       165,996
                             2013        $13.195      $17.341       116,844
                             2014        $17.341      $18.736        86,664
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.948      $11.539       117,195
                             2006        $11.539      $12.583       140,472
                             2007        $12.583      $13.509       136,462
                             2008        $13.509      $ 9.466       119,689
                             2009        $ 9.466      $12.077        92,925
                             2010        $12.077      $13.500        86,699
                             2011        $13.500      $12.402        83,648
                             2012        $12.402      $13.478        78,512
                             2013        $13.478      $17.011        51,898
                             2014        $17.011      $17.411        26,029
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.071      $12.086        27,195
                             2006        $12.086      $12.460        37,059
                             2007        $12.460      $14.395        30,642
                             2008        $14.395      $ 7.519        26,289
                             2009        $ 7.519      $11.552        21,261
                             2010        $11.552      $14.446        21,016
                             2011        $14.446      $12.865        23,963
                             2012        $12.865      $14.109        22,185
                             2013        $14.109      $18.936        15,116
                             2014        $18.936      $20.035        10,134
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.705      $11.090       114,273
                             2006        $11.090      $12.306       109,607
                             2007        $12.306      $12.255        88,763
                             2008        $12.255      $ 5.791        68,752
                             2009        $ 5.791      $ 8.405        53,501
                             2010        $ 8.405      $ 8.832        53,025
                             2011        $ 8.832      $ 8.383        42,814
                             2012        $ 8.383      $ 9.690        32,632
                             2013        $ 9.690      $12.688        22,628
                             2014        $12.688      $13.262        11,534

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.150      $10.299        63,770
                             2006        $10.299      $10.434        62,454
                             2007        $10.434      $10.970        59,621
                             2008        $10.970      $10.941        40,231
                             2009        $10.941      $10.842        44,663
                             2010        $10.842      $11.172        43,750
                             2011        $11.172      $11.226             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.934        41,584
                             2009        $ 6.934      $12.199        47,953
                             2010        $12.199      $14.985        51,585
                             2011        $14.985      $ 9.962        47,273
                             2012        $ 9.962      $11.077        34,411
                             2013        $11.077      $12.437        18,513
                             2014        $12.437      $10.741        12,717
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.261      $12.171       103,932
                             2006        $12.171      $13.760       153,576
                             2007        $13.760      $14.488       152,056
                             2008        $14.488      $10.263       136,183
                             2009        $10.263      $13.403       117,027
                             2010        $13.403      $15.192       114,662
                             2011        $15.192      $14.482       102,207
                             2012        $14.482      $15.763        79,777
                             2013        $15.763      $19.484        58,257
                             2014        $19.484      $20.759        44,511
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.944        15,736
                             2006        $10.944      $13.104        44,335
                             2007        $13.104      $12.087        53,029
                             2008        $12.087      $ 7.610        45,713
                             2009        $ 7.610      $ 7.203             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.586      $11.198        50,174
                             2006        $11.198      $12.148        60,688
                             2007        $12.148      $13.162        55,951
                             2008        $13.162      $10.855        47,871
                             2009        $10.855      $13.393        50,643
                             2010        $13.393      $14.228        47,831
                             2011        $14.228      $14.169        47,149
                             2012        $14.169      $15.782        25,256
                             2013        $15.782      $18.576        20,438
                             2014        $18.576      $19.755        20,396
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.275      $11.769        23,535
                             2006        $11.769      $13.652        41,000
                             2007        $13.652      $15.861        45,572
                             2008        $15.861      $14.907             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.448      $12.661        11,317
                             2006        $12.661      $13.574        21,648
                             2007        $13.574      $18.221        27,999
                             2008        $18.221      $ 9.969        37,101
                             2009        $ 9.969      $14.302        26,786
                             2010        $14.302      $14.962        22,004
                             2011        $14.962      $13.680        21,433
                             2012        $13.680      $16.647        19,353
                             2013        $16.647      $21.408        13,307
                             2014        $21.408      $22.814         8,512

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.297      $12.311        40,059
                             2006        $12.311      $13.399        40,322
                             2007        $13.399      $13.970        34,771
                             2008        $13.970      $ 8.751        28,477
                             2009        $ 8.751      $10.537        25,376
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.286      $10.482        17,669
                             2006        $10.482      $12.141        35,619
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.383      $10.807         3,923
                             2006        $10.807      $12.504         9,010
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.445        26,625
                             2014        $15.445      $15.559        25,068
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.612      $10.641        56,915
                             2006        $10.641      $11.500        61,974
                             2007        $11.500      $11.472        57,451
                             2008        $11.472      $ 8.040        51,340
                             2009        $ 8.040      $11.472        42,595
                             2010        $11.472      $12.894        47,419
                             2011        $12.894      $13.158        38,851
                             2012        $13.158      $14.792        36,430
                             2013        $14.792      $14.972             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.433      $10.684       120,599
                             2006        $10.684      $11.264       175,764
                             2007        $11.264      $12.286       149,376
                             2008        $12.286      $ 7.607       145,460
                             2009        $ 7.607      $10.396       118,836
                             2010        $10.396      $11.455       109,172
                             2011        $11.455      $11.297        94,117
                             2012        $11.297      $12.950        82,369
                             2013        $12.950      $16.548        63,056
                             2014        $16.548      $18.065        41,179
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.770      $11.325        20,952
                             2006        $11.325      $12.540        26,757
                             2007        $12.540      $13.555        22,482
                             2008        $13.555      $ 8.889        19,437
                             2009        $ 8.889      $11.053        16,994
                             2010        $11.053      $12.041        18,853
                             2011        $12.041      $11.545        12,704
                             2012        $11.545      $13.478         8,839
                             2013        $13.478      $17.446         5,369
                             2014        $17.446      $18.976         4,933
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.908      $10.225        35,645
                             2006        $10.225      $11.345        42,705
                             2007        $11.345      $11.397        36,040
                             2008        $11.397      $ 6.772        33,473
                             2009        $ 6.772      $10.840        29,122
                             2010        $10.840      $14.478        26,541
                             2011        $14.478      $12.732        23,878
                             2012        $12.732      $15.123        20,157
                             2013        $15.123      $20.983        11,392
                             2014        $20.983      $19.071         6,916

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.743      $10.830       157,583
                             2006        $10.830      $11.878       164,040
                             2007        $11.878      $12.128       155,618
                             2008        $12.128      $ 9.256       134,563
                             2009        $ 9.256      $10.706       125,107
                             2010        $10.706      $11.532       120,723
                             2011        $11.532      $11.510        73,746
                             2012        $11.510      $12.545        55,434
                             2013        $12.545      $14.635        35,650
                             2014        $14.635      $15.563        27,219
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.134      $11.647        38,304
                             2006        $11.647      $13.790        40,666
                             2007        $13.790      $14.576        34,721
                             2008        $14.576      $ 9.632        34,512
                             2009        $ 9.632      $11.588        25,428
                             2010        $11.588      $12.662        23,947
                             2011        $12.662      $12.383        16,913
                             2012        $12.383      $14.098        10,831
                             2013        $14.098      $18.782         6,149
                             2014        $18.782      $20.336         5,638
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.691        12,445
                             2006        $11.691      $11.797        42,523
                             2007        $11.797      $12.289        29,125
                             2008        $12.289      $ 6.132        32,223
                             2009        $ 6.132      $ 7.968        30,458
                             2010        $ 7.968      $ 9.955        32,693
                             2011        $ 9.955      $ 9.863        29,826
                             2012        $ 9.863      $11.257        26,266
                             2013        $11.257      $15.000        21,145
                             2014        $15.000      $15.551        10,244
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.348      $12.718       147,659
                             2006        $12.718      $14.666       198,179
                             2007        $14.666      $15.284       187,490
                             2008        $15.284      $ 8.960       164,589
                             2009        $ 8.960      $12.268       131,705
                             2010        $12.268      $13.946       127,950
                             2011        $13.946      $12.534       114,768
                             2012        $12.534      $14.894        56,169
                             2013        $14.894      $18.583        40,726
                             2014        $18.583      $18.633        22,695
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.282      $12.162       246,424
                             2006        $12.162      $13.701       338,479
                             2007        $13.701      $13.273       322,519
                             2008        $13.273      $ 8.084       299,590
                             2009        $ 8.084      $10.872       248,792
                             2010        $10.872      $13.145       221,830
                             2011        $13.145      $12.608       235,673
                             2012        $12.608      $14.575       119,448
                             2013        $14.575      $20.138        79,995
                             2014        $20.138      $22.092        59,119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.343      $10.686       119,452
                             2006        $10.686      $10.730       155,499
                             2007        $10.730      $10.924       159,959
                             2008        $10.924      $10.477       115,862
                             2009        $10.477      $11.903       108,436
                             2010        $11.903      $12.688       111,801
                             2011        $12.688      $13.310       106,187
                             2012        $13.310      $14.495        88,426
                             2013        $14.495      $14.313        69,217
                             2014        $14.313      $15.632        43,059
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.922      $10.019       218,651
                             2006        $10.019      $10.298       131,240
                             2007        $10.298      $10.611       161,059
                             2008        $10.611      $10.660       184,450
                             2009        $10.660      $10.485       191,412
                             2010        $10.485      $10.307       174,771
                             2011        $10.307      $10.133       159,907
                             2012        $10.133      $ 9.961       144,890
                             2013        $ 9.961      $ 9.793       373,732
                             2014        $ 9.793      $ 9.623        74,033
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.557      $10.589       216,189
                             2006        $10.589      $10.478       257,300
                             2007        $10.478      $11.393       245,036
                             2008        $11.393      $10.406       221,441
                             2009        $10.406      $12.104       187,838
                             2010        $12.104      $12.857       171,279
                             2011        $12.857      $14.107       141,145
                             2012        $14.107      $15.073       121,203
                             2013        $15.073      $13.444       109,484
                             2014        $13.444      $13.617        83,941
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.245      $10.312       272,905
                             2006        $10.312      $10.522       405,299
                             2007        $10.522      $11.244       411,173
                             2008        $11.244      $11.579       431,766
                             2009        $11.579      $12.977       475,997
                             2010        $12.977      $13.785       402,031
                             2011        $13.785      $14.034       349,028
                             2012        $14.034      $15.110       283,603
                             2013        $15.110      $14.554       177,175
                             2014        $14.554      $14.911       133,606
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.776      $10.877        53,486
                             2006        $10.877      $11.842        75,860
                             2007        $11.842      $11.117        71,719
                             2008        $11.117      $ 7.517        60,579
                             2009        $ 7.517      $ 7.243             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.187      $10.494        45,352
                             2006        $10.494      $11.484        53,301
                             2007        $11.484      $11.995        34,812
                             2008        $11.995      $10.837             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.451      $10.848       204,589
                             2006        $10.848      $11.653       316,915
                             2007        $11.653      $12.878       285,742
                             2008        $12.878      $ 7.256       297,848
                             2009        $ 7.256      $10.108       226,097
                             2010        $10.108      $11.520       203,662
                             2011        $11.520      $11.473       175,198
                             2012        $11.473      $13.290       158,013
                             2013        $13.290      $18.392       114,730
                             2014        $18.392      $19.668        80,667
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.065      $11.274       403,583
                             2006        $11.274      $13.143       504,857
                             2007        $13.143      $13.303       480,333
                             2008        $13.303      $ 8.330       469,594
                             2009        $ 8.330      $10.250       406,692
                             2010        $10.250      $11.556       373,229
                             2011        $11.556      $11.238       363,917
                             2012        $11.238      $12.910       259,516
                             2013        $12.910      $16.414       193,399
                             2014        $16.414      $17.272       126,407
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.345      $11.737        14,808
                             2006        $11.737      $11.972        35,952
                             2007        $11.972      $14.310        33,619
                             2008        $14.310      $ 7.121        27,920
                             2009        $ 7.121      $11.554        21,092
                             2010        $11.554      $13.919        18,965
                             2011        $13.919      $13.260        14,589
                             2012        $13.260      $14.859         9,314
                             2013        $14.859      $21.566         8,944
                             2014        $21.566      $22.478         4,790
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.805      $14.690       158,632
                             2006        $14.690      $19.870       210,125
                             2007        $19.870      $16.149       182,508
                             2008        $16.149      $ 9.828       165,032
                             2009        $ 9.828      $12.407       139,134
                             2010        $12.407      $15.789       121,311
                             2011        $15.789      $16.392       112,671
                             2012        $16.392      $18.620        89,357
                             2013        $18.620      $18.615        70,954
                             2014        $18.615      $23.671        36,963
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.061      $15.642        21,788
                             2006        $15.642      $21.439        44,632
                             2007        $21.439      $28.985        42,761
                             2008        $28.985      $10.029        38,919
                             2009        $10.029      $21.006        28,022
                             2010        $21.006      $26.179        23,635
                             2011        $26.179      $19.101        22,136
                             2012        $19.101      $24.360        14,009
                             2013        $24.360      $26.811        11,250
                             2014        $26.811      $26.232         6,430

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.409      $18.493        28,154
                             2006        $18.493      $22.621        54,638
                             2007        $22.621      $32.302        46,685
                             2008        $32.302      $17.097        35,193
                             2009        $17.097      $26.463        31,574
                             2010        $26.463      $33.602        20,755
                             2011        $33.602      $27.583        18,145
                             2012        $27.583      $28.017        14,700
                             2013        $28.017      $30.426         9,498
                             2014        $30.426      $24.183         6,305
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.881      $ 9.728        13,753
                             2006        $ 9.728      $10.386        28,329
                             2007        $10.386      $10.617        28,653
                             2008        $10.617      $ 9.065        22,322
                             2009        $ 9.065      $10.141        13,392
                             2010        $10.141      $10.459        13,355
                             2011        $10.459      $10.043        10,374
                             2012        $10.043      $ 9.998        10,502
                             2013        $ 9.998      $10.319         9,081
                             2014        $10.319      $10.031         7,719
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.831      $11.019       160,185
                             2006        $11.019      $11.947       225,066
                             2007        $11.947      $11.698       220,933
                             2008        $11.698      $ 7.944       197,482
                             2009        $ 7.944      $12.085       154,618
                             2010        $12.085      $13.619       138,393
                             2011        $13.619      $13.551       108,833
                             2012        $13.551      $15.720        92,192
                             2013        $15.720      $16.381        75,251
                             2014        $16.381      $15.851        55,204

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.177      $11.409         2,952
                             2006        $11.409      $13.328         4,489
                             2007        $13.328      $17.432         4,230
                             2008        $17.432      $ 9.369        12,250
                             2009        $ 9.369      $13.864         8,797
                             2010        $13.864      $15.470         4,945
                             2011        $15.470      $15.097         2,846
                             2012        $15.097      $17.477         2,301
                             2013        $17.477      $23.133         1,926
                             2014        $23.133      $25.772         1,300
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.061      $11.038         6,527
                             2006        $11.038      $11.371        10,863
                             2007        $11.371      $13.357         7,743
                             2008        $13.357      $ 7.044        20,165
                             2009        $ 7.044      $10.186        15,504
                             2010        $10.186      $11.294        14,306
                             2011        $11.294      $11.006        13,568
                             2012        $11.006      $11.821        12,190
                             2013        $11.821      $15.622        10,963
                             2014        $15.622      $16.961        10,450
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.584      $11.385           993
                             2006        $11.385      $12.286         5,659
                             2007        $12.286      $15.837         6,687
                             2008        $15.837      $ 6.458        30,915
                             2009        $ 6.458      $ 9.596        15,709
                             2010        $ 9.596      $11.203        14,156
                             2011        $11.203      $10.056        12,397
                             2012        $10.056      $11.424         6,470
                             2013        $11.424      $15.191         4,773
                             2014        $15.191      $16.048         3,896
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.479         2,667
                             2008        $ 9.479      $ 5.904         8,461
                             2009        $ 5.904      $ 7.499         6,476
                             2010        $ 7.499      $ 8.587         6,522
                             2011        $ 8.587      $ 7.910         7,429
                             2012        $ 7.910      $ 8.931         7,479
                             2013        $ 8.931      $11.592         2,349
                             2014        $11.592      $12.442             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.718         3,433
                             2008        $ 9.718      $ 6.144         8,585
                             2009        $ 6.144      $ 7.511         4,311
                             2010        $ 7.511      $ 8.074         3,403
                             2011        $ 8.074      $ 8.322         4,149
                             2012        $ 8.322      $ 9.520         3,911
                             2013        $ 9.520      $12.375         2,511
                             2014        $12.375      $13.576         2,540

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.174      $10.369        17,676
                             2006        $10.369      $10.910        19,985
                             2007        $10.910      $12.338        19,145
                             2008        $12.338      $ 8.614        15,530
                             2009        $ 8.614      $10.891        13,118
                             2010        $10.891      $12.189         8,427
                             2011        $12.189      $11.633         8,191
                             2012        $11.633      $12.821        10,063
                             2013        $12.821      $14.521         7,851
                             2014        $14.521      $15.049         6,124
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.342      $12.993        26,092
                             2006        $12.993      $14.218        32,667
                             2007        $14.218      $16.377        31,623
                             2008        $16.377      $ 9.216       102,855
                             2009        $ 9.216      $12.260        81,493
                             2010        $12.260      $14.077        53,895
                             2011        $14.077      $13.440        45,208
                             2012        $13.440      $15.327        37,230
                             2013        $15.327      $19.710        24,831
                             2014        $19.710      $21.611        23,735
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.795      $11.192        16,747
                             2006        $11.192      $13.182        19,478
                             2007        $13.182      $13.108        22,038
                             2008        $13.108      $ 7.361       102,049
                             2009        $ 7.361      $ 9.388        75,431
                             2010        $ 9.388      $10.595        78,583
                             2011        $10.595      $10.473        57,292
                             2012        $10.473      $12.038        60,518
                             2013        $12.038      $15.111        52,689
                             2014        $15.111      $16.097        45,304
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.768      $10.120        10,084
                             2006        $10.120      $10.592        11,849
                             2007        $10.592      $13.173        10,334
                             2008        $13.173      $ 6.816        71,379
                             2009        $ 6.816      $ 8.565        57,607
                             2010        $ 8.565      $10.418        58,821
                             2011        $10.418      $10.228        39,731
                             2012        $10.228      $11.490        48,616
                             2013        $11.490      $15.345        38,482
                             2014        $15.345      $16.728        42,969
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.624      $10.908        38,938
                             2006        $10.908      $12.366        43,696
                             2007        $12.366      $12.772        39,034
                             2008        $12.772      $ 7.881       225,131
                             2009        $ 7.881      $ 9.775       188,699
                             2010        $ 9.775      $11.013       186,215
                             2011        $11.013      $11.008       112,062
                             2012        $11.008      $12.499        96,761
                             2013        $12.499      $16.191       101,931
                             2014        $16.191      $18.012        85,546

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.173      $10.180        25,575
                             2006        $10.180      $10.410        31,813
                             2007        $10.410      $10.639        41,214
                             2008        $10.639      $10.086       138,607
                             2009        $10.086      $11.437       109,299
                             2010        $11.437      $12.079        73,245
                             2011        $12.079      $12.697        52,851
                             2012        $12.697      $13.166        43,691
                             2013        $13.166      $12.662        32,645
                             2014        $12.662      $13.132        22,768
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.924      $10.016        29,651
                             2006        $10.016      $10.291        33,135
                             2007        $10.291      $10.606        37,377
                             2008        $10.606      $10.703       280,115
                             2009        $10.703      $10.560       204,879
                             2010        $10.560      $10.378       115,332
                             2011        $10.378      $10.193       105,038
                             2012        $10.193      $10.010        93,580
                             2013        $10.010      $ 9.830        99,838
                             2014        $ 9.830      $ 9.654        58,641
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.886      $12.698         8,867
                             2006        $12.698      $14.687        16,491
                             2007        $14.687      $16.880        22,191
                             2008        $16.880      $ 9.289        71,734
                             2009        $ 9.289      $11.514        59,741
                             2010        $11.514      $12.757        48,418
                             2011        $12.757      $10.355        44,346
                             2012        $10.355      $12.241        53,374
                             2013        $12.241      $15.647        46,559
                             2014        $15.647      $14.090        44,726
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.555      $11.787         5,525
                             2006        $11.787      $12.893         5,562
                             2007        $12.893      $15.539         5,477
                             2008        $15.539      $ 9.043        13,735
                             2009        $ 9.043      $11.304        13,289
                             2010        $11.304      $12.345        12,260
                             2011        $12.345      $11.328        12,101
                             2012        $11.328      $11.616        11,965
                             2013        $11.616      $13.399         1,459
                             2014        $13.399      $13.525           864
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.394         5,393
                             2013        $ 9.394      $12.897         3,297
                             2014        $12.897      $13.699         3,048
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.260      $10.940         1,360
                             2006        $10.940      $11.395         4,420
                             2007        $11.395      $12.501         4,540
                             2008        $12.501      $ 7.043        14,356
                             2009        $ 7.043      $ 8.349        12,418
                             2010        $ 8.349      $ 9.446         6,468
                             2011        $ 9.446      $ 8.523         6,151
                             2012        $ 8.523      $ 9.773             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.767         3,608
                             2007        $10.767      $11.405        10,323
                             2008        $11.405      $ 7.804        23,452
                             2009        $ 7.804      $ 9.807        16,715
                             2010        $ 9.807      $10.522        14,055
                             2011        $10.522      $10.302        12,208
                             2012        $10.302      $11.494        11,510
                             2013        $11.494      $14.553         8,377
                             2014        $14.553      $15.412         8,069
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.781        12,345
                             2012        $11.781      $11.825         7,815
                             2013        $11.825      $11.281         9,571
                             2014        $11.281      $11.508         7,672
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.037      $11.892         8,218
                             2006        $11.892      $13.544        12,839
                             2007        $13.544      $13.635        13,243
                             2008        $13.635      $ 9.076        41,700
                             2009        $ 9.076      $11.062        31,070
                             2010        $11.062      $12.187        27,922
                             2011        $12.187      $11.698        24,168
                             2012        $11.698      $13.135        22,503
                             2013        $13.135      $17.254        19,862
                             2014        $17.254      $18.632        12,486
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.943      $11.528         7,014
                             2006        $11.528      $12.564        10,458
                             2007        $12.564      $13.482        12,917
                             2008        $13.482      $ 9.442        35,385
                             2009        $ 9.442      $12.040        23,028
                             2010        $12.040      $13.453        21,748
                             2011        $13.453      $12.352        22,611
                             2012        $12.352      $13.417        17,790
                             2013        $13.417      $16.926        16,032
                             2014        $16.926      $17.314        14,497
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.066      $12.075         2,104
                             2006        $12.075      $12.441         3,261
                             2007        $12.441      $14.367         2,843
                             2008        $14.367      $ 7.500         5,141
                             2009        $ 7.500      $11.517        10,158
                             2010        $11.517      $14.395         7,082
                             2011        $14.395      $12.813         6,034
                             2012        $12.813      $14.045         6,076
                             2013        $14.045      $18.840         4,784
                             2014        $18.840      $19.924         3,162
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.701      $11.079         9,229
                             2006        $11.079      $12.288         8,519
                             2007        $12.288      $12.230         6,313
                             2008        $12.230      $ 5.776        28,022
                             2009        $ 5.776      $ 8.380        17,395
                             2010        $ 8.380      $ 8.801        15,645
                             2011        $ 8.801      $ 8.349        12,474
                             2012        $ 8.349      $ 9.646         7,102
                             2013        $ 9.646      $12.624         6,070
                             2014        $12.624      $13.188         4,517

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.145      $10.289         4,725
                             2006        $10.289      $10.419         5,556
                             2007        $10.419      $10.948         3,932
                             2008        $10.948      $10.914        24,600
                             2009        $10.914      $10.809        15,906
                             2010        $10.809      $11.133        41,188
                             2011        $11.133      $11.184             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.916         7,352
                             2009        $ 6.916      $12.163         7,507
                             2010        $12.163      $14.932         5,973
                             2011        $14.932      $ 9.922         5,705
                             2012        $ 9.922      $11.027         6,067
                             2013        $11.027      $12.375         3,622
                             2014        $12.375      $10.681         1,555
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.256      $12.159        12,005
                             2006        $12.159      $13.740        10,246
                             2007        $13.740      $14.459         9,792
                             2008        $14.459      $10.238        42,657
                             2009        $10.238      $13.363        30,080
                             2010        $13.363      $15.139        24,624
                             2011        $15.139      $14.424        21,913
                             2012        $14.424      $15.692        16,678
                             2013        $15.692      $19.386        14,698
                             2014        $19.386      $20.644         8,246
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.940           133
                             2006        $10.940      $13.093         2,462
                             2007        $13.093      $12.071         2,385
                             2008        $12.071      $ 7.596        19,904
                             2009        $ 7.596      $ 7.188             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.581      $11.187         1,564
                             2006        $11.187      $12.130         1,999
                             2007        $12.130      $13.136         2,365
                             2008        $13.136      $10.828        22,471
                             2009        $10.828      $13.353        19,202
                             2010        $13.353      $14.178        20,105
                             2011        $14.178      $14.112        18,228
                             2012        $14.112      $15.711        10,712
                             2013        $15.711      $18.483         8,198
                             2014        $18.483      $19.646         6,363
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.270      $11.758         2,793
                             2006        $11.758      $13.632         2,516
                             2007        $13.632      $15.829         2,184
                             2008        $15.829      $14.875             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.443      $12.649         2,299
                             2006        $12.649      $13.554         2,354
                             2007        $13.554      $18.185         2,032
                             2008        $18.185      $ 9.944        14,716
                             2009        $ 9.944      $14.259        12,938
                             2010        $14.259      $14.910        10,052
                             2011        $14.910      $13.625         8,840
                             2012        $13.625      $16.572         7,253
                             2013        $16.572      $21.300         5,800
                             2014        $21.300      $22.688         3,321

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.292      $12.299           883
                             2006        $12.299      $13.379           901
                             2007        $13.379      $13.943           678
                             2008        $13.943      $ 8.729        10,922
                             2009        $ 8.729      $10.506         5,256
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.281      $10.472           743
                             2006        $10.472      $12.123           819
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.378      $10.797         2,119
                             2006        $10.797      $12.485         3,182
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.367         4,159
                             2014        $15.367      $15.473         4,685
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.608      $10.631         5,899
                             2006        $10.631      $11.483         6,286
                             2007        $11.483      $11.449         6,287
                             2008        $11.449      $ 8.020        27,280
                             2009        $ 8.020      $11.438        18,164
                             2010        $11.438      $12.849        12,581
                             2011        $12.849      $13.105        10,973
                             2012        $13.105      $14.725         5,772
                             2013        $14.725      $14.899             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.428      $10.673         4,431
                             2006        $10.673      $11.248         7,739
                             2007        $11.248      $12.262         5,956
                             2008        $12.262      $ 7.588        22,364
                             2009        $ 7.588      $10.365        18,949
                             2010        $10.365      $11.415        15,205
                             2011        $11.415      $11.251        12,320
                             2012        $11.251      $12.892        10,941
                             2013        $12.892      $16.464        10,784
                             2014        $16.464      $17.965         6,946
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.765      $11.314         1,101
                             2006        $11.314      $12.521         1,693
                             2007        $12.521      $13.528         1,545
                             2008        $13.528      $ 8.867         5,345
                             2009        $ 8.867      $11.020         3,217
                             2010        $11.020      $11.999         1,719
                             2011        $11.999      $11.498         3,714
                             2012        $11.498      $13.417         3,388
                             2013        $13.417      $17.358         3,108
                             2014        $17.358      $18.871         2,607
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.903      $10.215         2,106
                             2006        $10.215      $11.329         2,187
                             2007        $11.329      $11.374         1,740
                             2008        $11.374      $ 6.755        10,509
                             2009        $ 6.755      $10.807        13,125
                             2010        $10.807      $14.427         9,230
                             2011        $14.427      $12.681         8,946
                             2012        $12.681      $15.055         7,889
                             2013        $15.055      $20.877         4,629
                             2014        $20.877      $18.965         3,804

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.739      $10.820        15,628
                             2006        $10.820      $11.861        18,099
                             2007        $11.861      $12.104        17,793
                             2008        $12.104      $ 9.233        26,900
                             2009        $ 9.233      $10.674        20,112
                             2010        $10.674      $11.492        13,332
                             2011        $11.492      $11.464        13,081
                             2012        $11.464      $12.488        11,293
                             2013        $12.488      $14.561         9,152
                             2014        $14.561      $15.477         7,803
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.128      $11.635         2,395
                             2006        $11.635      $13.770         2,124
                             2007        $13.770      $14.547         1,043
                             2008        $14.547      $ 9.608         4,507
                             2009        $ 9.608      $11.553         3,502
                             2010        $11.553      $12.618         2,399
                             2011        $12.618      $12.333         2,554
                             2012        $12.333      $14.034         2,402
                             2013        $14.034      $18.688         2,381
                             2014        $18.688      $20.223         1,921
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.687         2,810
                             2006        $11.687      $11.787         7,348
                             2007        $11.787      $12.272         3,680
                             2008        $12.272      $ 6.120         7,593
                             2009        $ 6.120      $ 7.949         8,703
                             2010        $ 7.949      $ 9.927         6,348
                             2011        $ 9.927      $ 9.830         7,146
                             2012        $ 9.830      $11.213         5,665
                             2013        $11.213      $14.934         3,682
                             2014        $14.934      $15.475         4,374
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.343      $12.706         5,276
                             2006        $12.706      $14.644        10,134
                             2007        $14.644      $15.254        10,053
                             2008        $15.254      $ 8.938        64,672
                             2009        $ 8.938      $12.231        44,368
                             2010        $12.231      $13.897        41,921
                             2011        $13.897      $12.483        32,097
                             2012        $12.483      $14.826        36,198
                             2013        $14.826      $18.489        32,092
                             2014        $18.489      $18.530        30,546
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.277      $12.150         6,014
                             2006        $12.150      $13.681        11,584
                             2007        $13.681      $13.246        11,079
                             2008        $13.246      $ 8.064        43,930
                             2009        $ 8.064      $10.840        31,176
                             2010        $10.840      $13.099        26,227
                             2011        $13.099      $12.557        21,911
                             2012        $12.557      $14.509        23,005
                             2013        $14.509      $20.037        19,793
                             2014        $20.037      $21.969        18,283

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.339      $10.676         5,189
                             2006        $10.676      $10.714         8,948
                             2007        $10.714      $10.902         9,221
                             2008        $10.902      $10.451        27,562
                             2009        $10.451      $11.867        25,316
                             2010        $11.867      $12.644        20,331
                             2011        $12.644      $13.257        16,521
                             2012        $13.257      $14.430        14,395
                             2013        $14.430      $14.241        12,784
                             2014        $14.241      $15.546         5,997
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.918      $10.009        24,188
                             2006        $10.009      $10.283        27,607
                             2007        $10.283      $10.590        23,599
                             2008        $10.590      $10.634        91,586
                             2009        $10.634      $10.454        70,508
                             2010        $10.454      $10.271        58,599
                             2011        $10.271      $10.092        65,420
                             2012        $10.092      $ 9.916        35,580
                             2013        $ 9.916      $ 9.744        41,518
                             2014        $ 9.744      $ 9.569        31,288
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.552      $10.579        14,189
                             2006        $10.579      $10.462        16,994
                             2007        $10.462      $11.371        13,852
                             2008        $11.371      $10.380        41,393
                             2009        $10.380      $12.068        32,397
                             2010        $12.068      $12.812        32,722
                             2011        $12.812      $14.051        20,871
                             2012        $14.051      $15.005        16,504
                             2013        $15.005      $13.377        14,113
                             2014        $13.377      $13.542         9,334
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.240      $10.302        25,460
                             2006        $10.302      $10.507        28,759
                             2007        $10.507      $11.221        31,185
                             2008        $11.221      $11.550       109,474
                             2009        $11.550      $12.939        93,450
                             2010        $12.939      $13.737        84,488
                             2011        $13.737      $13.977       122,070
                             2012        $13.977      $15.042       111,189
                             2013        $15.042      $14.481        49,016
                             2014        $14.481      $14.829        28,408
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.772      $10.868         1,026
                             2006        $10.868      $11.826           560
                             2007        $11.826      $11.096           543
                             2008        $11.096      $ 7.499         9,792
                             2009        $ 7.499      $ 7.225             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.182      $10.484         5,605
                             2006        $10.484      $11.467         6,181
                             2007        $11.467      $11.971         4,565
                             2008        $11.971      $10.815             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.446      $10.837         9,211
                             2006        $10.837      $11.636        16,451
                             2007        $11.636      $12.852        17,983
                             2008        $12.852      $ 7.238        68,814
                             2009        $ 7.238      $10.078        50,583
                             2010        $10.078      $11.480        35,122
                             2011        $11.480      $11.427        29,928
                             2012        $11.427      $13.230        30,044
                             2013        $13.230      $18.300        22,612
                             2014        $18.300      $19.559        16,859
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.060      $11.263        22,659
                             2006        $11.263      $13.123        28,044
                             2007        $13.123      $13.276        26,132
                             2008        $13.276      $ 8.309        93,184
                             2009        $ 8.309      $10.220        63,978
                             2010        $10.220      $11.515        56,769
                             2011        $11.515      $11.193        48,248
                             2012        $11.193      $12.851        37,818
                             2013        $12.851      $16.331        24,332
                             2014        $16.331      $17.176        14,093
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.340      $11.726           812
                             2006        $11.726      $11.954         1,579
                             2007        $11.954      $14.281         1,524
                             2008        $14.281      $ 7.103         3,770
                             2009        $ 7.103      $11.520         5,504
                             2010        $11.520      $13.870         4,539
                             2011        $13.870      $13.207         4,772
                             2012        $13.207      $14.791         4,328
                             2013        $14.791      $21.457         3,807
                             2014        $21.457      $22.354         3,003
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.799      $14.675        26,236
                             2006        $14.675      $19.841        23,273
                             2007        $19.841      $16.117        21,566
                             2008        $16.117      $ 9.803        52,161
                             2009        $ 9.803      $12.369        39,348
                             2010        $12.369      $15.734        29,572
                             2011        $15.734      $16.326        27,469
                             2012        $16.326      $18.536        24,708
                             2013        $18.536      $18.521        21,474
                             2014        $18.521      $23.540        15,395
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.055      $15.627           998
                             2006        $15.627      $21.408         5,890
                             2007        $21.408      $28.927         5,845
                             2008        $28.927      $10.004        15,749
                             2009        $10.004      $20.943        10,954
                             2010        $20.943      $26.087         7,376
                             2011        $26.087      $19.024         5,823
                             2012        $19.024      $24.250         5,143
                             2013        $24.250      $26.676         4,678
                             2014        $26.676      $26.087         2,040

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.403      $18.475        46,948
                             2006        $18.475      $22.587        59,022
                             2007        $22.587      $32.238        57,153
                             2008        $32.238      $17.055        36,260
                             2009        $17.055      $26.383        36,520
                             2010        $26.383      $33.484        30,164
                             2011        $33.484      $27.472        22,360
                             2012        $27.472      $27.890        21,376
                             2013        $27.890      $30.273        19,427
                             2014        $30.273      $24.049        17,441
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.876      $ 9.719         8,406
                             2006        $ 9.719      $10.370         8,505
                             2007        $10.370      $10.595         8,642
                             2008        $10.595      $ 9.042         3,607
                             2009        $ 9.042      $10.110         2,562
                             2010        $10.110      $10.422         2,634
                             2011        $10.422      $10.003         2,497
                             2012        $10.003      $ 9.953         2,675
                             2013        $ 9.953      $10.268         1,125
                             2014        $10.268      $ 9.975           571
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.826      $11.008        10,817
                             2006        $11.008      $11.929        15,302
                             2007        $11.929      $11.675        15,056
                             2008        $11.675      $ 7.924        53,932
                             2009        $ 7.924      $12.049        33,607
                             2010        $12.049      $13.571        22,444
                             2011        $13.571      $13.497        19,914
                             2012        $13.497      $15.649        13,535
                             2013        $15.649      $16.298        11,196
                             2014        $16.298      $15.763         8,819

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.172      $11.398         3,757
                             2006        $11.398      $13.309         4,630
                             2007        $13.309      $17.397         4,596
                             2008        $17.397      $ 9.346        17,482
                             2009        $ 9.346      $13.823         4,975
                             2010        $13.823      $15.416         4,040
                             2011        $15.416      $15.036         3,580
                             2012        $15.036      $17.398         8,253
                             2013        $17.398      $23.017         4,978
                             2014        $23.017      $25.629         6,205
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.056      $11.027        26,696
                             2006        $11.027      $11.354        30,732
                             2007        $11.354      $13.331        28,605
                             2008        $13.331      $ 7.027        37,120
                             2009        $ 7.027      $10.155        30,614
                             2010        $10.155      $11.254        27,194
                             2011        $11.254      $10.962        23,788
                             2012        $10.962      $11.768        24,530
                             2013        $11.768      $15.543        21,908
                             2014        $15.543      $16.867         7,838
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.579      $11.374        42,635
                             2006        $11.374      $12.268        40,957
                             2007        $12.268      $15.805        37,228
                             2008        $15.805      $ 6.442        44,023
                             2009        $ 6.442      $ 9.567        43,771
                             2010        $ 9.567      $11.163        43,072
                             2011        $11.163      $10.016        37,577
                             2012        $10.016      $11.373        36,740
                             2013        $11.373      $15.114        33,832
                             2014        $15.114      $15.959        25,974
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.476        12,790
                             2008        $ 9.476      $ 5.899        12,263
                             2009        $ 5.899      $ 7.489        12,250
                             2010        $ 7.489      $ 8.571         9,859
                             2011        $ 8.571      $ 7.892         9,805
                             2012        $ 7.892      $ 8.905         9,714
                             2013        $ 8.905      $11.552         4,865
                             2014        $11.552      $12.394             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.715        11,271
                             2008        $ 9.715      $ 6.138        13,770
                             2009        $ 6.138      $ 7.501        10,944
                             2010        $ 7.501      $ 8.059         8,251
                             2011        $ 8.059      $ 8.302         5,047
                             2012        $ 8.302      $ 9.493         3,871
                             2013        $ 9.493      $12.333         2,560
                             2014        $12.333      $13.523         6,818

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.170      $10.359        13,904
                             2006        $10.359      $10.894        15,749
                             2007        $10.894      $12.314        15,438
                             2008        $12.314      $ 8.592        26,229
                             2009        $ 8.592      $10.859        22,691
                             2010        $10.859      $12.146        10,745
                             2011        $12.146      $11.586         8,108
                             2012        $11.586      $12.763         8,191
                             2013        $12.763      $14.448         4,834
                             2014        $14.448      $14.966         3,301
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.337      $12.980        86,642
                             2006        $12.980      $14.197       124,819
                             2007        $14.197      $16.344       108,315
                             2008        $16.344      $ 9.193       114,174
                             2009        $ 9.193      $12.223       113,696
                             2010        $12.223      $14.028        99,234
                             2011        $14.028      $13.386        81,510
                             2012        $13.386      $15.258        60,208
                             2013        $15.258      $19.611        48,032
                             2014        $19.611      $21.492        31,061
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.790      $11.181        67,103
                             2006        $11.181      $13.162        82,176
                             2007        $13.162      $13.082        76,374
                             2008        $13.082      $ 7.342        97,712
                             2009        $ 7.342      $ 9.360        89,996
                             2010        $ 9.360      $10.558        82,161
                             2011        $10.558      $10.431        73,532
                             2012        $10.431      $11.983        65,430
                             2013        $11.983      $15.034        51,983
                             2014        $15.034      $16.008        34,923
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.763      $10.111        21,301
                             2006        $10.111      $10.576        23,353
                             2007        $10.576      $13.147        19,758
                             2008        $13.147      $ 6.799        36,191
                             2009        $ 6.799      $ 8.539        38,566
                             2010        $ 8.539      $10.381        33,534
                             2011        $10.381      $10.186        28,785
                             2012        $10.186      $11.437        19,969
                             2013        $11.437      $15.267        21,459
                             2014        $15.267      $16.635        16,862
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.619      $10.898        99,637
                             2006        $10.898      $12.348       116,568
                             2007        $12.348      $12.746       105,586
                             2008        $12.746      $ 7.861       132,729
                             2009        $ 7.861      $ 9.745       125,207
                             2010        $ 9.745      $10.974       108,402
                             2011        $10.974      $10.964       105,183
                             2012        $10.964      $12.442        78,586
                             2013        $12.442      $16.109        56,844
                             2014        $16.109      $17.912        45,913

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.168      $10.170        90,093
                             2006        $10.170      $10.395       108,631
                             2007        $10.395      $10.618        98,044
                             2008        $10.618      $10.061        88,732
                             2009        $10.061      $11.403        75,570
                             2010        $11.403      $12.036        84,463
                             2011        $12.036      $12.646        95,471
                             2012        $12.646      $13.107        68,230
                             2013        $13.107      $12.598        52,859
                             2014        $12.598      $13.060        43,779
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.919      $10.006       154,001
                             2006        $10.006      $10.276       271,678
                             2007        $10.276      $10.585       386,571
                             2008        $10.585      $10.676       380,269
                             2009        $10.676      $10.529       375,156
                             2010        $10.529      $10.341       227,319
                             2011        $10.341      $10.152       175,503
                             2012        $10.152      $ 9.964       152,402
                             2013        $ 9.964      $ 9.781        96,860
                             2014        $ 9.781      $ 9.601        73,405
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.881      $12.686        24,392
                             2006        $12.686      $14.665        72,070
                             2007        $14.665      $16.847        55,918
                             2008        $16.847      $ 9.266        92,489
                             2009        $ 9.266      $11.479        90,321
                             2010        $11.479      $12.712        73,097
                             2011        $12.712      $10.314        58,688
                             2012        $10.314      $12.186        43,645
                             2013        $12.186      $15.568        33,111
                             2014        $15.568      $14.012        25,565
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.550      $11.775         7,196
                             2006        $11.775      $12.874        10,992
                             2007        $12.874      $15.508        10,978
                             2008        $15.508      $ 9.021         6,277
                             2009        $ 9.021      $11.270         6,618
                             2010        $11.270      $12.302         6,423
                             2011        $12.302      $11.282         5,282
                             2012        $11.282      $11.564         5,157
                             2013        $11.564      $13.331         5,252
                             2014        $13.331      $13.450         5,126
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.352         8,170
                             2013        $ 9.352      $12.832         6,781
                             2014        $12.832      $13.623         3,102
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.255      $10.930        16,387
                             2006        $10.930      $11.378        12,962
                             2007        $11.378      $12.477        12,881
                             2008        $12.477      $ 7.026        11,216
                             2009        $ 7.026      $ 8.324        12,410
                             2010        $ 8.324      $ 9.413        13,702
                             2011        $ 9.413      $ 8.489        10,342
                             2012        $ 8.489      $ 9.732             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.763        23,171
                             2007        $10.763      $11.395        23,950
                             2008        $11.395      $ 7.793        22,384
                             2009        $ 7.793      $ 9.789        22,275
                             2010        $ 9.789      $10.497        18,247
                             2011        $10.497      $10.273        11,937
                             2012        $10.273      $11.455         9,953
                             2013        $11.455      $14.496         8,453
                             2014        $14.496      $15.344         4,714
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.734        36,077
                             2012        $11.734      $11.772        30,066
                             2013        $11.772      $11.224        25,380
                             2014        $11.224      $11.444        12,233
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.032      $11.881        77,696
                             2006        $11.881      $13.524        92,352
                             2007        $13.524      $13.608        87,514
                             2008        $13.608      $ 9.054        89,162
                             2009        $ 9.054      $11.029        80,792
                             2010        $11.029      $12.145        62,326
                             2011        $12.145      $11.651        54,832
                             2012        $11.651      $13.075        54,504
                             2013        $13.075      $17.167        40,785
                             2014        $17.167      $18.529        32,997
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.938      $11.516        37,551
                             2006        $11.516      $12.545        56,523
                             2007        $12.545      $13.455        50,239
                             2008        $13.455      $ 9.418        51,448
                             2009        $ 9.418      $12.004        41,895
                             2010        $12.004      $13.405        32,492
                             2011        $13.405      $12.302        27,704
                             2012        $12.302      $13.356        18,053
                             2013        $13.356      $16.841        13,092
                             2014        $16.841      $17.218         7,918
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.060      $12.063         6,508
                             2006        $12.063      $12.423         6,488
                             2007        $12.423      $14.338         6,931
                             2008        $14.338      $ 7.481         4,413
                             2009        $ 7.481      $11.483         5,418
                             2010        $11.483      $14.344         8,349
                             2011        $14.344      $12.762         7,157
                             2012        $12.762      $13.981         4,809
                             2013        $13.981      $18.746         6,979
                             2014        $18.746      $19.814         2,745
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.696      $11.068        43,639
                             2006        $11.068      $12.270        43,366
                             2007        $12.270      $12.206        41,434
                             2008        $12.206      $ 5.762        49,020
                             2009        $ 5.762      $ 8.355        44,712
                             2010        $ 8.355      $ 8.770        41,715
                             2011        $ 8.770      $ 8.316        38,709
                             2012        $ 8.316      $ 9.602        37,547
                             2013        $ 9.602      $12.560        23,200
                             2014        $12.560      $13.115        16,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.140      $10.279        32,119
                             2006        $10.279      $10.403        37,953
                             2007        $10.403      $10.926        41,135
                             2008        $10.926      $10.886        44,761
                             2009        $10.886      $10.777        43,013
                             2010        $10.777      $11.094        39,161
                             2011        $11.094      $11.143             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.899        14,710
                             2009        $ 6.899      $12.126        15,237
                             2010        $12.126      $14.879        16,446
                             2011        $14.879      $ 9.882        19,281
                             2012        $ 9.882      $10.977        11,682
                             2013        $10.977      $12.312         9,903
                             2014        $12.312      $10.622         7,299
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.251      $12.148        69,475
                             2006        $12.148      $13.720        63,353
                             2007        $13.720      $14.430        58,609
                             2008        $14.430      $10.212        76,672
                             2009        $10.212      $13.323        72,389
                             2010        $13.323      $15.086        68,872
                             2011        $15.086      $14.366        65,242
                             2012        $14.366      $15.621        48,361
                             2013        $15.621      $19.289        40,449
                             2014        $19.289      $20.530        34,274
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.936         4,802
                             2006        $10.936      $13.082        11,437
                             2007        $13.082      $12.054        11,220
                             2008        $12.054      $ 7.581        10,403
                             2009        $ 7.581      $ 7.173             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.576      $11.176        29,133
                             2006        $11.176      $12.112        29,043
                             2007        $12.112      $13.110        24,936
                             2008        $13.110      $10.801        37,129
                             2009        $10.801      $13.313        27,947
                             2010        $13.313      $14.128        25,332
                             2011        $14.128      $14.055        27,275
                             2012        $14.055      $15.639        14,497
                             2013        $15.639      $18.390        11,055
                             2014        $18.390      $19.537         9,153
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.265      $11.747        13,252
                             2006        $11.747      $13.612        17,637
                             2007        $13.612      $15.798        15,071
                             2008        $15.798      $14.843             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.438      $12.636        32,651
                             2006        $12.636      $13.534        16,807
                             2007        $13.534      $18.148        15,716
                             2008        $18.148      $ 9.919        32,692
                             2009        $ 9.919      $14.216        28,128
                             2010        $14.216      $14.857        24,915
                             2011        $14.857      $13.571        21,691
                             2012        $13.571      $16.497        20,571
                             2013        $16.497      $21.193        16,015
                             2014        $21.193      $22.562        12,596

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.287      $12.287        16,752
                             2006        $12.287      $13.359        13,339
                             2007        $13.359      $13.915        13,640
                             2008        $13.915      $ 8.708        10,916
                             2009        $ 8.708      $10.474        10,569
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.277      $10.462        17,518
                             2006        $10.462      $12.105        14,318
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.373      $10.786        10,612
                             2006        $10.786      $12.467        10,070
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.290        12,190
                             2014        $15.290      $15.387         6,238
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.603      $10.620        40,014
                             2006        $10.620      $11.466        39,594
                             2007        $11.466      $11.426        42,154
                             2008        $11.426      $ 8.000        37,351
                             2009        $ 8.000      $11.403        31,345
                             2010        $11.403      $12.804        23,895
                             2011        $12.804      $13.052        18,372
                             2012        $13.052      $14.659        28,091
                             2013        $14.659      $14.827             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.423      $10.663        17,565
                             2006        $10.663      $11.231        32,025
                             2007        $11.231      $12.237        26,636
                             2008        $12.237      $ 7.569        34,980
                             2009        $ 7.569      $10.333        27,708
                             2010        $10.333      $11.375        24,435
                             2011        $11.375      $11.206        23,314
                             2012        $11.206      $12.833        18,196
                             2013        $12.833      $16.381        13,717
                             2014        $16.381      $17.865        12,479
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.760      $11.303         7,183
                             2006        $11.303      $12.503         7,484
                             2007        $12.503      $13.501         9,671
                             2008        $13.501      $ 8.845         7,488
                             2009        $ 8.845      $10.987         5,118
                             2010        $10.987      $11.957         6,457
                             2011        $11.957      $11.452         5,226
                             2012        $11.452      $13.357         3,627
                             2013        $13.357      $17.270         2,683
                             2014        $17.270      $18.767         1,924
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.899      $10.205        10,432
                             2006        $10.205      $11.312        11,959
                             2007        $11.312      $11.351        11,834
                             2008        $11.351      $ 6.738        16,254
                             2009        $ 6.738      $10.775        17,595
                             2010        $10.775      $14.376        14,678
                             2011        $14.376      $12.630        12,009
                             2012        $12.630      $14.986         9,153
                             2013        $14.986      $20.772         9,736
                             2014        $20.772      $18.860         3,524

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.734      $10.809        58,710
                             2006        $10.809      $11.843        53,612
                             2007        $11.843      $12.080        50,343
                             2008        $12.080      $ 9.210        52,421
                             2009        $ 9.210      $10.642        50,344
                             2010        $10.642      $11.451        45,966
                             2011        $11.451      $11.418        37,645
                             2012        $11.418      $12.432        32,642
                             2013        $12.432      $14.488        26,229
                             2014        $14.488      $15.391        21,313
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.123      $11.624        19,306
                             2006        $11.624      $13.749        41,143
                             2007        $13.749      $14.518        32,561
                             2008        $14.518      $ 9.584        13,951
                             2009        $ 9.584      $11.518         9,295
                             2010        $11.518      $12.573         9,542
                             2011        $12.573      $12.284         8,854
                             2012        $12.284      $13.971        12,490
                             2013        $13.971      $18.593         7,954
                             2014        $18.593      $20.111         5,612
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.683           494
                             2006        $11.683      $11.777         8,140
                             2007        $11.777      $12.256         9,034
                             2008        $12.256      $ 6.109         8,284
                             2009        $ 6.109      $ 7.930         9,200
                             2010        $ 7.930      $ 9.898        11,436
                             2011        $ 9.898      $ 9.796         9,139
                             2012        $ 9.796      $11.169         6,203
                             2013        $11.169      $14.868         7,955
                             2014        $14.868      $15.399         4,302
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.338      $12.693        36,084
                             2006        $12.693      $14.623        37,787
                             2007        $14.623      $15.223        35,137
                             2008        $15.223      $ 8.915        43,995
                             2009        $ 8.915      $12.194        42,947
                             2010        $12.194      $13.848        33,917
                             2011        $13.848      $12.433        30,528
                             2012        $12.433      $14.759        29,609
                             2013        $14.759      $18.396        16,586
                             2014        $18.396      $18.427        10,402
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.271      $12.138        54,027
                             2006        $12.138      $13.661        82,263
                             2007        $13.661      $13.220        65,741
                             2008        $13.220      $ 8.044        66,995
                             2009        $ 8.044      $10.807        63,118
                             2010        $10.807      $13.053        49,359
                             2011        $13.053      $12.507        42,436
                             2012        $12.507      $14.444        34,744
                             2013        $14.444      $19.936        33,505
                             2014        $19.936      $21.847        24,457

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.334      $10.665        53,068
                             2006        $10.665      $10.698        48,805
                             2007        $10.698      $10.880        45,382
                             2008        $10.880      $10.425        42,154
                             2009        $10.425      $11.831        37,255
                             2010        $11.831      $12.599        35,096
                             2011        $12.599      $13.204        32,720
                             2012        $13.204      $14.365        29,990
                             2013        $14.365      $14.170        22,543
                             2014        $14.170      $15.459        16,273
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.913      $ 9.999        94,849
                             2006        $ 9.999      $10.268        80,245
                             2007        $10.268      $10.569        93,518
                             2008        $10.569      $10.607       181,670
                             2009        $10.607      $10.422       147,236
                             2010        $10.422      $10.235       110,887
                             2011        $10.235      $10.052        84,256
                             2012        $10.052      $ 9.871       109,450
                             2013        $ 9.871      $ 9.695       130,969
                             2014        $ 9.695      $ 9.516        65,012
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.547      $10.569        86,307
                             2006        $10.569      $10.447        92,621
                             2007        $10.447      $11.348        81,615
                             2008        $11.348      $10.354       141,456
                             2009        $10.354      $12.031       117,075
                             2010        $12.031      $12.767        91,965
                             2011        $12.767      $13.994        77,986
                             2012        $13.994      $14.937        93,242
                             2013        $14.937      $13.309        47,557
                             2014        $13.309      $13.467        36,124
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.235      $10.292       106,617
                             2006        $10.292      $10.491       129,231
                             2007        $10.491      $11.199       120,079
                             2008        $11.199      $11.521       146,791
                             2009        $11.521      $12.900       130,197
                             2010        $12.900      $13.689       153,243
                             2011        $13.689      $13.921       130,611
                             2012        $13.921      $14.974        96,329
                             2013        $14.974      $14.408        72,249
                             2014        $14.408      $14.747        55,539
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.768      $10.859        17,797
                             2006        $10.859      $11.810        14,953
                             2007        $11.810      $11.076        13,863
                             2008        $11.076      $ 7.481        13,158
                             2009        $ 7.481      $ 7.206             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.177      $10.474        22,816
                             2006        $10.474      $11.450        15,299
                             2007        $11.450      $11.948        13,927
                             2008        $11.948      $10.793             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.441      $10.827        45,083
                             2006        $10.827      $11.618        74,839
                             2007        $11.618      $12.826        69,595
                             2008        $12.826      $ 7.219        97,722
                             2009        $ 7.219      $10.047        76,599
                             2010        $10.047      $11.439        64,255
                             2011        $11.439      $11.381        60,094
                             2012        $11.381      $13.170        53,693
                             2013        $13.170      $18.207        48,353
                             2014        $18.207      $19.451        29,892
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.055      $11.252       138,919
                             2006        $11.252      $13.104       170,974
                             2007        $13.104      $13.250       138,192
                             2008        $13.250      $ 8.288       141,687
                             2009        $ 8.288      $10.189       130,348
                             2010        $10.189      $11.475       117,819
                             2011        $11.475      $11.148       105,808
                             2012        $11.148      $12.793        93,194
                             2013        $12.793      $16.249        71,539
                             2014        $16.249      $17.081        55,741
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.335      $11.715         4,131
                             2006        $11.715      $11.937         5,472
                             2007        $11.937      $14.253         5,636
                             2008        $14.253      $ 7.086         1,679
                             2009        $ 7.086      $11.485         3,587
                             2010        $11.485      $13.822         3,506
                             2011        $13.822      $13.154         3,311
                             2012        $13.154      $14.724         1,249
                             2013        $14.724      $21.349         3,244
                             2014        $21.349      $22.230         3,053
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.794      $14.661        94,338
                             2006        $14.661      $19.812       102,746
                             2007        $19.812      $16.085        86,255
                             2008        $16.085      $ 9.779        88,008
                             2009        $ 9.779      $12.332        73,826
                             2010        $12.332      $15.679        61,930
                             2011        $15.679      $16.260        51,391
                             2012        $16.260      $18.452        38,252
                             2013        $18.452      $18.428        33,206
                             2014        $18.428      $23.410        23,789
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.050      $15.612        11,500
                             2006        $15.612      $21.376        24,649
                             2007        $21.376      $28.870        17,749
                             2008        $28.870      $ 9.979        11,408
                             2009        $ 9.979      $20.880        11,084
                             2010        $20.880      $25.995        11,481
                             2011        $25.995      $18.948        11,119
                             2012        $18.948      $24.140        10,610
                             2013        $24.140      $26.541         8,450
                             2014        $26.541      $25.942         6,411

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.398      $18.457        24,872
                             2006        $18.457      $22.554        42,805
                             2007        $22.554      $32.174        36,941
                             2008        $32.174      $17.012        22,455
                             2009        $17.012      $26.304        22,286
                             2010        $26.304      $33.366        15,744
                             2011        $33.366      $27.362        16,181
                             2012        $27.362      $27.764        15,287
                             2013        $27.764      $30.121        13,904
                             2014        $30.121      $23.915        14,335
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.872      $ 9.709        10,245
                             2006        $ 9.709      $10.355        14,012
                             2007        $10.355      $10.574        11,156
                             2008        $10.574      $ 9.019        16,394
                             2009        $ 9.019      $10.080        14,539
                             2010        $10.080      $10.386        11,150
                             2011        $10.386      $ 9.963        13,458
                             2012        $ 9.963      $ 9.908         5,464
                             2013        $ 9.908      $10.216         6,366
                             2014        $10.216      $ 9.920         2,773
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.821      $10.998        67,487
                             2006        $10.998      $11.912        76,131
                             2007        $11.912      $11.652        75,484
                             2008        $11.652      $ 7.904        71,077
                             2009        $ 7.904      $12.013        56,054
                             2010        $12.013      $13.523        52,022
                             2011        $13.523      $13.443        47,201
                             2012        $13.443      $15.578        39,499
                             2013        $15.578      $16.216        31,679
                             2014        $16.216      $15.676        24,181

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.163      $11.375            0
                             2006        $11.375      $13.269            0
                             2007        $13.269      $17.328            0
                             2008        $17.328      $ 9.299            0
                             2009        $ 9.299      $13.739            0
                             2010        $13.739      $15.308            0
                             2011        $15.308      $14.916            0
                             2012        $14.916      $17.241            0
                             2013        $17.241      $22.786            0
                             2014        $22.786      $25.345            0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.047      $11.006            0
                             2006        $11.006      $11.321            0
                             2007        $11.321      $13.278            0
                             2008        $13.278      $ 6.991            0
                             2009        $ 6.991      $10.094            0
                             2010        $10.094      $11.175            0
                             2011        $11.175      $10.874            0
                             2012        $10.874      $11.661            0
                             2013        $11.661      $15.387            0
                             2014        $15.387      $16.680            0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.569      $11.352            0
                             2006        $11.352      $12.232            0
                             2007        $12.232      $15.742          818
                             2008        $15.742      $ 6.410          818
                             2009        $ 6.410      $ 9.510          818
                             2010        $ 9.510      $11.085          818
                             2011        $11.085      $ 9.935            0
                             2012        $ 9.935      $11.270            0
                             2013        $11.270      $14.962            0
                             2014        $14.962      $15.783            0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.469            0
                             2008        $ 9.469      $ 5.888        1,614
                             2009        $ 5.888      $ 7.469            0
                             2010        $ 7.469      $ 8.539            0
                             2011        $ 8.539      $ 7.854            0
                             2012        $ 7.854      $ 8.854            0
                             2013        $ 8.854      $11.474            0
                             2014        $11.474      $12.298            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.708        2,118
                             2008        $ 9.708      $ 6.128        2,118
                             2009        $ 6.128      $ 7.480        2,118
                             2010        $ 7.480      $ 8.029        2,118
                             2011        $ 8.029      $ 8.262            0
                             2012        $ 8.262      $ 9.438            0
                             2013        $ 9.438      $12.250            0
                             2014        $12.250      $13.417            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.160      $10.339         1,906
                             2006        $10.339      $10.862         2,013
                             2007        $10.862      $12.265         1,510
                             2008        $12.265      $ 8.549         1,449
                             2009        $ 8.549      $10.793         1,277
                             2010        $10.793      $12.061         1,056
                             2011        $12.061      $11.493         1,905
                             2012        $11.493      $12.647         1,086
                             2013        $12.647      $14.303           955
                             2014        $14.303      $14.801           930
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.326      $12.955           156
                             2006        $12.955      $14.155           542
                             2007        $14.155      $16.279           541
                             2008        $16.279      $ 9.147         3,454
                             2009        $ 9.147      $12.150         1,769
                             2010        $12.150      $13.929           154
                             2011        $13.929      $13.278           154
                             2012        $13.278      $15.120           154
                             2013        $15.120      $19.414             0
                             2014        $19.414      $21.254         2,525
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.780      $11.160         6,054
                             2006        $11.160      $13.123         5,868
                             2007        $13.123      $13.030         6,682
                             2008        $13.030      $ 7.306        13,790
                             2009        $ 7.306      $ 9.304         9,851
                             2010        $ 9.304      $10.483             0
                             2011        $10.483      $10.347             0
                             2012        $10.347      $11.875             0
                             2013        $11.875      $14.883             0
                             2014        $14.883      $15.831         3,339
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.754      $10.091             0
                             2006        $10.091      $10.545             0
                             2007        $10.545      $13.095             0
                             2008        $13.095      $ 6.765         1,405
                             2009        $ 6.765      $ 8.488             0
                             2010        $ 8.488      $10.308             0
                             2011        $10.308      $10.105             0
                             2012        $10.105      $11.334             0
                             2013        $11.334      $15.114             0
                             2014        $15.114      $16.451             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.609      $10.877         3,695
                             2006        $10.877      $12.312         3,659
                             2007        $12.312      $12.696         3,341
                             2008        $12.696      $ 7.822         3,478
                             2009        $ 7.822      $ 9.687         3,295
                             2010        $ 9.687      $10.897         2,925
                             2011        $10.897      $10.876         1,336
                             2012        $10.876      $12.330         1,275
                             2013        $12.330      $15.947           859
                             2014        $15.947      $17.714           771

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.159      $10.150        11,047
                             2006        $10.150      $10.364        11,692
                             2007        $10.364      $10.576        12,360
                             2008        $10.576      $10.011        12,178
                             2009        $10.011      $11.334        12,284
                             2010        $11.334      $11.952         4,970
                             2011        $11.952      $12.544         2,861
                             2012        $12.544      $12.988         2,861
                             2013        $12.988      $12.471         2,861
                             2014        $12.471      $12.915         2,861
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.910      $ 9.987        12,403
                             2006        $ 9.987      $10.245        13,549
                             2007        $10.245      $10.543        12,533
                             2008        $10.543      $10.623        65,486
                             2009        $10.623      $10.465        67,465
                             2010        $10.465      $10.269        52,848
                             2011        $10.269      $10.070        52,967
                             2012        $10.070      $ 9.874        53,458
                             2013        $ 9.874      $ 9.683        69,264
                             2014        $ 9.683      $ 9.495        59,070
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.871      $12.661           329
                             2006        $12.661      $14.622           328
                             2007        $14.622      $16.780           327
                             2008        $16.780      $ 9.220         4,501
                             2009        $ 9.220      $11.410         2,609
                             2010        $11.410      $12.623           326
                             2011        $12.623      $10.231           326
                             2012        $10.231      $12.075           326
                             2013        $12.075      $15.412             0
                             2014        $15.412      $13.857             0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.540      $11.752             0
                             2006        $11.752      $12.836             0
                             2007        $12.836      $15.447             0
                             2008        $15.447      $ 8.975         4,744
                             2009        $ 8.975      $11.203         1,054
                             2010        $11.203      $12.215             0
                             2011        $12.215      $11.192             0
                             2012        $11.192      $11.459             0
                             2013        $11.459      $13.197             0
                             2014        $13.197      $13.302             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.267             0
                             2013        $ 9.267      $12.703             0
                             2014        $12.703      $13.472             0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.246      $10.909             0
                             2006        $10.909      $11.344             0
                             2007        $11.344      $12.427             0
                             2008        $12.427      $ 6.990             0
                             2009        $ 6.990      $ 8.274             0
                             2010        $ 8.274      $ 9.347             0
                             2011        $ 9.347      $ 8.421             0
                             2012        $ 8.421      $ 9.651             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.756             0
                             2007        $10.756      $11.376             0
                             2008        $11.376      $ 7.772             0
                             2009        $ 7.772      $ 9.752             0
                             2010        $ 9.752      $10.447             0
                             2011        $10.447      $10.213             0
                             2012        $10.213      $11.377             0
                             2013        $11.377      $14.383             0
                             2014        $14.383      $15.209             0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.640         2,195
                             2012        $11.640      $11.665         2,356
                             2013        $11.665      $11.111         2,453
                             2014        $11.111      $11.317         2,440
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.022      $11.858           226
                             2006        $11.858      $13.484           225
                             2007        $13.484      $13.554           225
                             2008        $13.554      $ 9.009         8,879
                             2009        $ 9.009      $10.963         8,878
                             2010        $10.963      $12.059        13,530
                             2011        $12.059      $11.557        13,530
                             2012        $11.557      $12.957        13,530
                             2013        $12.957      $16.995         6,103
                             2014        $16.995      $18.324         6,103
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.928      $11.494           208
                             2006        $11.494      $12.508           208
                             2007        $12.508      $13.402           208
                             2008        $13.402      $ 9.371         4,243
                             2009        $ 9.371      $11.932         3,223
                             2010        $11.932      $13.311         4,687
                             2011        $13.311      $12.203         5,385
                             2012        $12.203      $13.235         4,687
                             2013        $13.235      $16.671         2,523
                             2014        $16.671      $17.028         2,523
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.050      $12.039             0
                             2006        $12.039      $12.386             0
                             2007        $12.386      $14.281             0
                             2008        $14.281      $ 7.444             0
                             2009        $ 7.444      $11.414             0
                             2010        $11.414      $14.244             0
                             2011        $14.244      $12.659             0
                             2012        $12.659      $13.855             0
                             2013        $13.855      $18.557             0
                             2014        $18.557      $19.595             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.686      $11.047             0
                             2006        $11.047      $12.234             0
                             2007        $12.234      $12.157             0
                             2008        $12.157      $ 5.733             0
                             2009        $ 5.733      $ 8.305             0
                             2010        $ 8.305      $ 8.708             0
                             2011        $ 8.708      $ 8.249             0
                             2012        $ 8.249      $ 9.515             0
                             2013        $ 9.515      $12.434             0
                             2014        $12.434      $12.970             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.131      $10.259        3,969
                             2006        $10.259      $10.372        4,217
                             2007        $10.372      $10.883        3,404
                             2008        $10.883      $10.832        2,258
                             2009        $10.832      $10.712        2,578
                             2010        $10.712      $11.016        2,317
                             2011        $11.016      $11.061            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.865        1,365
                             2009        $ 6.865      $12.053        1,181
                             2010        $12.053      $14.775            0
                             2011        $14.775      $ 9.802            0
                             2012        $ 9.802      $10.877            0
                             2013        $10.877      $12.189            0
                             2014        $12.189      $10.505            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.240      $12.124        1,625
                             2006        $12.124      $13.679        1,599
                             2007        $13.679      $14.373        1,289
                             2008        $14.373      $10.161        6,136
                             2009        $10.161      $13.243        4,254
                             2010        $13.243      $14.980          848
                             2011        $14.980      $14.250        1,523
                             2012        $14.250      $15.479          888
                             2013        $15.479      $19.095          717
                             2014        $19.095      $20.303          673
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.929            0
                             2006        $10.929      $13.060            0
                             2007        $13.060      $12.021            0
                             2008        $12.021      $ 7.553            0
                             2009        $ 7.553      $ 7.144            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.566      $11.154        1,767
                             2006        $11.154      $12.077        1,811
                             2007        $12.077      $13.058        1,418
                             2008        $13.058      $10.747        1,150
                             2009        $10.747      $13.233        1,042
                             2010        $13.233      $14.029          908
                             2011        $14.029      $13.942          916
                             2012        $13.942      $15.498          887
                             2013        $15.498      $18.205          751
                             2014        $18.205      $19.321          710
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.254      $11.724            0
                             2006        $11.724      $13.572            0
                             2007        $13.572      $15.735            0
                             2008        $15.735      $14.779            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.427      $12.612            0
                             2006        $12.612      $13.494            0
                             2007        $13.494      $18.076            0
                             2008        $18.076      $ 9.870            0
                             2009        $ 9.870      $14.131            0
                             2010        $14.131      $14.753            0
                             2011        $14.753      $13.462            0
                             2012        $13.462      $16.348            0
                             2013        $16.348      $20.980            0
                             2014        $20.980      $22.313            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.276      $12.263          213
                             2006        $12.263      $13.320          213
                             2007        $13.320      $13.860          212
                             2008        $13.860      $ 8.664        1,774
                             2009        $ 8.664      $10.411          211
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.267      $10.442            0
                             2006        $10.442      $12.069            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.364      $10.766        1,625
                             2006        $10.766      $12.430        1,625
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.136            0
                             2014        $15.136      $15.217            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.593      $10.600            0
                             2006        $10.600      $11.432            0
                             2007        $11.432      $11.381            0
                             2008        $11.381      $ 7.960            0
                             2009        $ 7.960      $11.335            0
                             2010        $11.335      $12.714            0
                             2011        $12.714      $12.947          755
                             2012        $12.947      $14.526            0
                             2013        $14.526      $14.684            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.413      $10.642          254
                             2006        $10.642      $11.198          254
                             2007        $11.198      $12.189          253
                             2008        $12.189      $ 7.531          253
                             2009        $ 7.531      $10.271          253
                             2010        $10.271      $11.295            0
                             2011        $11.295      $11.116            0
                             2012        $11.116      $12.717            0
                             2013        $12.717      $16.217            0
                             2014        $16.217      $17.668            0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.750      $11.281            0
                             2006        $11.281      $12.466            0
                             2007        $12.466      $13.448            0
                             2008        $13.448      $ 8.801            0
                             2009        $ 8.801      $10.921            0
                             2010        $10.921      $11.873            0
                             2011        $11.873      $11.360            0
                             2012        $11.360      $13.236            0
                             2013        $13.236      $17.097            0
                             2014        $17.097      $18.559            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.890      $10.185            0
                             2006        $10.185      $11.278            0
                             2007        $11.278      $11.306            0
                             2008        $11.306      $ 6.704            0
                             2009        $ 6.704      $10.710            0
                             2010        $10.710      $14.275            0
                             2011        $14.275      $12.529            0
                             2012        $12.529      $14.851            0
                             2013        $14.851      $20.563            0
                             2014        $20.563      $18.651            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.724      $10.788        1,827
                             2006        $10.788      $11.808        1,852
                             2007        $11.808      $12.032        1,539
                             2008        $12.032      $ 9.164        2,383
                             2009        $ 9.164      $10.578        1,300
                             2010        $10.578      $11.371        1,121
                             2011        $11.371      $11.326        1,128
                             2012        $11.326      $12.319        1,115
                             2013        $12.319      $14.342          952
                             2014        $14.342      $15.221          901
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.113      $11.602            0
                             2006        $11.602      $13.709            0
                             2007        $13.709      $14.461            0
                             2008        $14.461      $ 9.536            0
                             2009        $ 9.536      $11.449            0
                             2010        $11.449      $12.485            0
                             2011        $12.485      $12.185            0
                             2012        $12.185      $13.844            0
                             2013        $13.844      $18.407            0
                             2014        $18.407      $19.889            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.675            0
                             2006        $11.675      $11.757            0
                             2007        $11.757      $12.222            0
                             2008        $12.222      $ 6.086            0
                             2009        $ 6.086      $ 7.893            0
                             2010        $ 7.893      $ 9.841            0
                             2011        $ 9.841      $ 9.730            0
                             2012        $ 9.730      $11.082            0
                             2013        $11.082      $14.737            0
                             2014        $14.737      $15.248            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.327      $12.669            0
                             2006        $12.669      $14.579            0
                             2007        $14.579      $15.163            0
                             2008        $15.163      $ 8.871        4,442
                             2009        $ 8.871      $12.121        4,442
                             2010        $12.121      $13.751        6,978
                             2011        $13.751      $12.333        6,978
                             2012        $12.333      $14.626        6,978
                             2013        $14.626      $18.212        8,293
                             2014        $18.212      $18.224        8,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.261      $12.115        1,606
                             2006        $12.115      $13.620        1,606
                             2007        $13.620      $13.167        1,606
                             2008        $13.167      $ 8.004        4,623
                             2009        $ 8.004      $10.742        4,623
                             2010        $10.742      $12.961        5,980
                             2011        $12.961      $12.406        5,980
                             2012        $12.406      $14.313        5,980
                             2013        $14.313      $19.735        4,338
                             2014        $19.735      $21.606        3,890

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.324      $10.645           244
                             2006        $10.645      $10.666           244
                             2007        $10.666      $10.837           243
                             2008        $10.837      $10.373           243
                             2009        $10.373      $11.760           243
                             2010        $11.760      $12.511         2,138
                             2011        $12.511      $13.098             0
                             2012        $13.098      $14.235             0
                             2013        $14.235      $14.027             0
                             2014        $14.027      $15.288             0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.904      $ 9.980             0
                             2006        $ 9.980      $10.237             0
                             2007        $10.237      $10.527             0
                             2008        $10.527      $10.554             0
                             2009        $10.554      $10.360           168
                             2010        $10.360      $10.163           226
                             2011        $10.163      $ 9.971           223
                             2012        $ 9.971      $ 9.782           220
                             2013        $ 9.782      $ 9.597             0
                             2014        $ 9.597      $ 9.411             0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.538      $10.548         2,332
                             2006        $10.548      $10.416         2,088
                             2007        $10.416      $11.303         2,088
                             2008        $11.303      $10.302         6,163
                             2009        $10.302      $11.959         5,258
                             2010        $11.959      $12.677         7,554
                             2011        $12.677      $13.882         4,528
                             2012        $13.882      $14.802         4,528
                             2013        $14.802      $13.176         4,197
                             2014        $13.176      $13.318         4,197
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.226      $10.272        13,752
                             2006        $10.272      $10.460        14,624
                             2007        $10.460      $11.154        14,134
                             2008        $11.154      $11.464        16,322
                             2009        $11.464      $12.822        22,266
                             2010        $12.822      $13.593        16,747
                             2011        $13.593      $13.810        13,175
                             2012        $13.810      $14.838        15,904
                             2013        $14.838      $14.264         7,364
                             2014        $14.264      $14.584         7,348
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.761      $10.840           246
                             2006        $10.840      $11.778           246
                             2007        $11.778      $11.034           246
                             2008        $11.034      $ 7.446           246
                             2009        $ 7.446      $ 7.170             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.167      $10.454         1,052
                             2006        $10.454      $11.416         1,052
                             2007        $11.416      $11.900             0
                             2008        $11.900      $10.750             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.432      $10.806         3,495
                             2006        $10.806      $11.584         3,495
                             2007        $11.584      $12.775         3,495
                             2008        $12.775      $ 7.183         3,495
                             2009        $ 7.183      $ 9.987         3,494
                             2010        $ 9.987      $11.359         2,841
                             2011        $11.359      $11.290         2,841
                             2012        $11.290      $13.051         2,841
                             2013        $13.051      $18.024         2,841
                             2014        $18.024      $19.235         2,841
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.045      $11.230         1,992
                             2006        $11.230      $13.065         1,911
                             2007        $13.065      $13.197         1,640
                             2008        $13.197      $ 8.247         6,961
                             2009        $ 8.247      $10.128         5,804
                             2010        $10.128      $11.394         1,117
                             2011        $11.394      $11.059         1,155
                             2012        $11.059      $12.677         1,084
                             2013        $12.677      $16.086           850
                             2014        $16.086      $16.892           809
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.325      $11.692             0
                             2006        $11.692      $11.902             0
                             2007        $11.902      $14.196             0
                             2008        $14.196      $ 7.050             0
                             2009        $ 7.050      $11.416             0
                             2010        $11.416      $13.725             0
                             2011        $13.725      $13.048             0
                             2012        $13.048      $14.591             0
                             2013        $14.591      $21.135             0
                             2014        $21.135      $21.984             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.782      $14.633         8,821
                             2006        $14.633      $19.753         7,862
                             2007        $19.753      $16.021         8,058
                             2008        $16.021      $ 9.730        19,497
                             2009        $ 9.730      $12.258        17,179
                             2010        $12.258      $15.568         9,958
                             2011        $15.568      $16.130         9,865
                             2012        $16.130      $18.285         9,702
                             2013        $18.285      $18.243        11,004
                             2014        $18.243      $23.151        10,378
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.039      $15.582             0
                             2006        $15.582      $21.313             0
                             2007        $21.313      $28.755             0
                             2008        $28.755      $ 9.929             0
                             2009        $ 9.929      $20.755             0
                             2010        $20.755      $25.813             0
                             2011        $25.813      $18.796             0
                             2012        $18.796      $23.922             0
                             2013        $23.922      $26.275             0
                             2014        $26.275      $25.655             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.386      $18.421             0
                             2006        $18.421      $22.487             0
                             2007        $22.487      $32.046             0
                             2008        $32.046      $16.927             0
                             2009        $16.927      $26.146             0
                             2010        $26.146      $33.132           512
                             2011        $33.132      $27.142           512
                             2012        $27.142      $27.513           512
                             2013        $27.513      $29.818           512
                             2014        $29.818      $23.651           512
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.863      $ 9.690             0
                             2006        $ 9.690      $10.324             0
                             2007        $10.324      $10.532             0
                             2008        $10.532      $ 8.974             0
                             2009        $ 8.974      $10.020             0
                             2010        $10.020      $10.313             0
                             2011        $10.313      $ 9.883             0
                             2012        $ 9.883      $ 9.818             0
                             2013        $ 9.818      $10.113             0
                             2014        $10.113      $ 9.810             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.811      $10.976         6,493
                             2006        $10.976      $11.876         6,585
                             2007        $11.876      $11.605         6,094
                             2008        $11.605      $ 7.864        14,736
                             2009        $ 7.864      $11.941        13,067
                             2010        $11.941      $13.429         8,781
                             2011        $13.429      $13.335         8,467
                             2012        $13.335      $15.437         7,620
                             2013        $15.437      $16.053         4,318
                             2014        $16.053      $15.503         4,397

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.158      $11.364             0
                             2006        $11.364      $13.250             0
                             2007        $13.250      $17.293             0
                             2008        $17.293      $ 9.276           892
                             2009        $ 9.276      $13.698           815
                             2010        $13.698      $15.254           660
                             2011        $15.254      $14.855           659
                             2012        $14.855      $17.162           552
                             2013        $17.162      $22.671           552
                             2014        $22.671      $25.205           551
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.042      $10.995             0
                             2006        $10.995      $11.304             0
                             2007        $11.304      $13.251             0
                             2008        $13.251      $ 6.974         1,538
                             2009        $ 6.974      $10.064         1,364
                             2010        $10.064      $11.136           426
                             2011        $11.136      $10.830           425
                             2012        $10.830      $11.608           424
                             2013        $11.608      $15.310           424
                             2014        $15.310      $16.588           423
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.564      $11.341            63
                             2006        $11.341      $12.214            67
                             2007        $12.214      $15.711           411
                             2008        $15.711      $ 6.394        14,268
                             2009        $ 6.394      $ 9.481        12,988
                             2010        $ 9.481      $11.046        12,472
                             2011        $11.046      $ 9.895        12,477
                             2012        $ 9.895      $11.219        12,441
                             2013        $11.219      $14.887         2,330
                             2014        $14.887      $15.695         1,905
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.466             0
                             2008        $ 9.466      $ 5.883             0
                             2009        $ 5.883      $ 7.458             0
                             2010        $ 7.458      $ 8.523             0
                             2011        $ 8.523      $ 7.835             0
                             2012        $ 7.835      $ 8.828             0
                             2013        $ 8.828      $11.435             0
                             2014        $11.435      $12.250             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.705             0
                             2008        $ 9.705      $ 6.123           764
                             2009        $ 6.123      $ 7.470           763
                             2010        $ 7.470      $ 8.014           762
                             2011        $ 8.014      $ 8.243           761
                             2012        $ 8.243      $ 9.411           761
                             2013        $ 9.411      $12.208           760
                             2014        $12.208      $13.365           760

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.155      $10.329         2,216
                             2006        $10.329      $10.846         1,877
                             2007        $10.846      $12.240         1,385
                             2008        $12.240      $ 8.528         1,658
                             2009        $ 8.528      $10.761         1,242
                             2010        $10.761      $12.018         1,201
                             2011        $12.018      $11.447         1,102
                             2012        $11.447      $12.590           896
                             2013        $12.590      $14.231           611
                             2014        $14.231      $14.718           445
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.321      $12.942         4,028
                             2006        $12.942      $14.134         6,636
                             2007        $14.134      $16.247         6,179
                             2008        $16.247      $ 9.124        18,431
                             2009        $ 9.124      $12.113        16,271
                             2010        $12.113      $13.881        16,371
                             2011        $13.881      $13.225        16,283
                             2012        $13.225      $15.051        15,397
                             2013        $15.051      $19.316        16,365
                             2014        $19.316      $21.136        15,837
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.775      $11.149         3,762
                             2006        $11.149      $13.104         4,317
                             2007        $13.104      $13.004         4,509
                             2008        $13.004      $ 7.287         7,705
                             2009        $ 7.287      $ 9.276         3,904
                             2010        $ 9.276      $10.447         3,160
                             2011        $10.447      $10.305         2,990
                             2012        $10.305      $11.821         1,903
                             2013        $11.821      $14.808         1,342
                             2014        $14.808      $15.743           670
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.750      $10.081         2,261
                             2006        $10.081      $10.529         1,878
                             2007        $10.529      $13.069         1,208
                             2008        $13.069      $ 6.748         4,688
                             2009        $ 6.748      $ 8.462         2,001
                             2010        $ 8.462      $10.272         1,655
                             2011        $10.272      $10.064         1,596
                             2012        $10.064      $11.283         1,238
                             2013        $11.283      $15.038           946
                             2014        $15.038      $16.360           862
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.604      $10.866         8,307
                             2006        $10.866      $12.293        11,898
                             2007        $12.293      $12.670        12,628
                             2008        $12.670      $ 7.803        32,912
                             2009        $ 7.803      $ 9.658        30,308
                             2010        $ 9.658      $10.859        25,095
                             2011        $10.859      $10.832        23,744
                             2012        $10.832      $12.274        22,234
                             2013        $12.274      $15.867        20,598
                             2014        $15.867      $17.616        18,438

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.154      $10.140         7,560
                             2006        $10.140      $10.349         6,226
                             2007        $10.349      $10.555         5,991
                             2008        $10.555      $ 9.986        33,831
                             2009        $ 9.986      $11.300        26,436
                             2010        $11.300      $11.910        21,249
                             2011        $11.910      $12.494        20,152
                             2012        $12.494      $12.929        18,648
                             2013        $12.929      $12.409         6,564
                             2014        $12.409      $12.844         6,302
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.905      $ 9.977        14,709
                             2006        $ 9.977      $10.230        24,968
                             2007        $10.230      $10.522        22,516
                             2008        $10.522      $10.597        31,819
                             2009        $10.597      $10.434        23,675
                             2010        $10.434      $10.233        19,655
                             2011        $10.233      $10.030        18,638
                             2012        $10.030      $ 9.829        57,835
                             2013        $ 9.829      $ 9.634         7,884
                             2014        $ 9.634      $ 9.442         7,313
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.866      $12.649         2,630
                             2006        $12.649      $14.600         5,232
                             2007        $14.600      $16.746         5,475
                             2008        $16.746      $ 9.197         8,612
                             2009        $ 9.197      $11.376         7,199
                             2010        $11.376      $12.579         7,251
                             2011        $12.579      $10.190         7,927
                             2012        $10.190      $12.021         7,181
                             2013        $12.021      $15.334         8,505
                             2014        $15.334      $13.781         7,653
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.535      $11.741             0
                             2006        $11.741      $12.817             0
                             2007        $12.817      $15.416             0
                             2008        $15.416      $ 8.953         1,059
                             2009        $ 8.953      $11.169           235
                             2010        $11.169      $12.172             0
                             2011        $12.172      $11.147             0
                             2012        $11.147      $11.407             0
                             2013        $11.407      $13.131             0
                             2014        $13.131      $13.228             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.225           584
                             2013        $ 9.225      $12.639           319
                             2014        $12.639      $13.398           231
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.241      $10.898           714
                             2006        $10.898      $11.328           732
                             2007        $11.328      $12.402           696
                             2008        $12.402      $ 6.973           935
                             2009        $ 6.973      $ 8.249           895
                             2010        $ 8.249      $ 9.314           798
                             2011        $ 9.314      $ 8.387           660
                             2012        $ 8.387      $ 9.610             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.752           239
                             2007        $10.752      $11.366           238
                             2008        $11.366      $ 7.761         1,752
                             2009        $ 7.761      $ 9.734           234
                             2010        $ 9.734      $10.422           233
                             2011        $10.422      $10.184           231
                             2012        $10.184      $11.338           230
                             2013        $11.338      $14.327            76
                             2014        $14.327      $15.142            57
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.593            28
                             2012        $11.593      $11.612             0
                             2013        $11.612      $11.055             0
                             2014        $11.055      $11.255             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.017      $11.846         3,826
                             2006        $11.846      $13.465         5,347
                             2007        $13.465      $13.527         6,119
                             2008        $13.527      $ 8.986         8,195
                             2009        $ 8.986      $10.929         7,380
                             2010        $10.929      $12.017         9,608
                             2011        $12.017      $11.511         8,594
                             2012        $11.511      $12.898         8,143
                             2013        $12.898      $16.909         7,229
                             2014        $16.909      $18.222         5,744
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.923      $11.483         7,447
                             2006        $11.483      $12.490         8,219
                             2007        $12.490      $13.375         7,383
                             2008        $13.375      $ 9.348        11,043
                             2009        $ 9.348      $11.896         9,240
                             2010        $11.896      $13.265         7,410
                             2011        $13.265      $12.154         7,669
                             2012        $12.154      $13.175         1,119
                             2013        $13.175      $16.587           866
                             2014        $16.587      $16.933           821
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.045      $12.028             0
                             2006        $12.028      $12.368             0
                             2007        $12.368      $14.253             0
                             2008        $14.253      $ 7.425             0
                             2009        $ 7.425      $11.379             0
                             2010        $11.379      $14.194             0
                             2011        $14.194      $12.608             0
                             2012        $12.608      $13.792             0
                             2013        $13.792      $18.464             0
                             2014        $18.464      $19.486             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.681      $11.036           476
                             2006        $11.036      $12.215           327
                             2007        $12.215      $12.133           205
                             2008        $12.133      $ 5.719         1,960
                             2009        $ 5.719      $ 8.280         1,008
                             2010        $ 8.280      $ 8.678           551
                             2011        $ 8.678      $ 8.216           538
                             2012        $ 8.216      $ 9.472           516
                             2013        $ 9.472      $12.372            53
                             2014        $12.372      $12.898            52

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.126      $10.249           496
                             2006        $10.249      $10.357           541
                             2007        $10.357      $10.861           530
                             2008        $10.861      $10.805         2,287
                             2009        $10.805      $10.680         1,210
                             2010        $10.680      $10.978            31
                             2011        $10.978      $11.021             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.848         1,470
                             2009        $ 6.848      $12.017             0
                             2010        $12.017      $14.723             0
                             2011        $14.723      $ 9.763           326
                             2012        $ 9.763      $10.828           313
                             2013        $10.828      $12.127           299
                             2014        $12.127      $10.446             0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.235      $12.112         8,225
                             2006        $12.112      $13.659        12,885
                             2007        $13.659      $14.344        12,482
                             2008        $14.344      $10.136        25,459
                             2009        $10.136      $13.203        23,011
                             2010        $13.203      $14.927        20,178
                             2011        $14.927      $14.193        17,864
                             2012        $14.193      $15.409        12,201
                             2013        $15.409      $18.999        11,792
                             2014        $18.999      $20.190        10,702
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.925             0
                             2006        $10.925      $13.049            51
                             2007        $13.049      $12.005            51
                             2008        $12.005      $ 7.539           435
                             2009        $ 7.539      $ 7.129             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.561      $11.143            35
                             2006        $11.143      $12.059            39
                             2007        $12.059      $13.032            42
                             2008        $13.032      $10.720           725
                             2009        $10.720      $13.193         1,971
                             2010        $13.193      $13.979         2,003
                             2011        $13.979      $13.886         1,390
                             2012        $13.886      $15.428         1,374
                             2013        $15.428      $18.113         1,144
                             2014        $18.113      $19.213         1,109
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.249      $11.712             0
                             2006        $11.712      $13.552             0
                             2007        $13.552      $15.703             0
                             2008        $15.703      $14.747             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.422      $12.600             0
                             2006        $12.600      $13.474             0
                             2007        $13.474      $18.040             0
                             2008        $18.040      $ 9.845         2,019
                             2009        $ 9.845      $14.088         1,614
                             2010        $14.088      $14.701         1,184
                             2011        $14.701      $13.408         1,184
                             2012        $13.408      $16.274         1,184
                             2013        $16.274      $20.874         1,184
                             2014        $20.874      $22.189         1,184

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.271      $12.251            0
                             2006        $12.251      $13.300        1,663
                             2007        $13.300      $13.832        1,433
                             2008        $13.832      $ 8.642        1,677
                             2009        $ 8.642      $10.380        1,612
                             2010        $10.380      $11.119            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.262      $10.432            0
                             2006        $10.432      $12.051            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.359      $10.755            0
                             2006        $10.755      $12.412            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.060          467
                             2014        $15.060      $15.133          422
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.588      $10.589          591
                             2006        $10.589      $11.415          890
                             2007        $11.415      $11.358          933
                             2008        $11.358      $ 7.940        2,974
                             2009        $ 7.940      $11.301        1,568
                             2010        $11.301      $12.669        1,336
                             2011        $12.669      $12.895        1,030
                             2012        $12.895      $14.460          926
                             2013        $14.460      $14.613            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.408      $10.632        2,596
                             2006        $10.632      $11.181        4,585
                             2007        $11.181      $12.164        5,041
                             2008        $12.164      $ 7.512        5,811
                             2009        $ 7.512      $10.240        4,949
                             2010        $10.240      $11.255        4,799
                             2011        $11.255      $11.071        4,366
                             2012        $11.071      $12.660        3,980
                             2013        $12.660      $16.135        3,658
                             2014        $16.135      $17.570        2,398
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.745      $11.270        2,899
                             2006        $11.270      $12.447        2,867
                             2007        $12.447      $13.421        2,811
                             2008        $13.421      $ 8.779        2,817
                             2009        $ 8.779      $10.888        2,499
                             2010        $10.888      $11.831        2,229
                             2011        $11.831      $11.314        1,757
                             2012        $11.314      $13.176        1,313
                             2013        $13.176      $17.011          994
                             2014        $17.011      $18.456          736
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.885      $10.175        1,093
                             2006        $10.175      $11.262        1,082
                             2007        $11.262      $11.284        1,035
                             2008        $11.284      $ 6.688        1,390
                             2009        $ 6.688      $10.678        1,024
                             2010        $10.678      $14.225          751
                             2011        $14.225      $12.478          617
                             2012        $12.478      $14.783          498
                             2013        $14.783      $20.460          377
                             2014        $20.460      $18.548          349

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.719      $10.778         3,339
                             2006        $10.778      $11.791         3,258
                             2007        $11.791      $12.008         3,174
                             2008        $12.008      $ 9.141         6,555
                             2009        $ 9.141      $10.546         4,746
                             2010        $10.546      $11.331         3,567
                             2011        $11.331      $11.281         3,590
                             2012        $11.281      $12.263         3,401
                             2013        $12.263      $14.270         2,907
                             2014        $14.270      $15.137         2,845
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.108      $11.590         1,189
                             2006        $11.590      $13.688         3,367
                             2007        $13.688      $14.432         3,182
                             2008        $14.432      $ 9.512         6,545
                             2009        $ 9.512      $11.415         6,438
                             2010        $11.415      $12.441         3,588
                             2011        $12.441      $12.136         3,663
                             2012        $12.136      $13.782         3,450
                             2013        $13.782      $18.314         3,009
                             2014        $18.314      $19.779         2,918
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.671             0
                             2006        $11.671      $11.747            88
                             2007        $11.747      $12.206            87
                             2008        $12.206      $ 6.075            87
                             2009        $ 6.075      $ 7.874            86
                             2010        $ 7.874      $ 9.812            85
                             2011        $ 9.812      $ 9.697            85
                             2012        $ 9.697      $11.039            84
                             2013        $11.039      $14.672            28
                             2014        $14.672      $15.173            21
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.322      $12.656         2,164
                             2006        $12.656      $14.558         2,145
                             2007        $14.558      $15.133         2,755
                             2008        $15.133      $ 8.849         5,618
                             2009        $ 8.849      $12.084         3,953
                             2010        $12.084      $13.702         1,711
                             2011        $13.702      $12.284         1,539
                             2012        $12.284      $14.560         1,301
                             2013        $14.560      $18.120         1,045
                             2014        $18.120      $18.122           719
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.256      $12.103         2,186
                             2006        $12.103      $13.600         4,985
                             2007        $13.600      $13.141         5,481
                             2008        $13.141      $ 7.984        18,988
                             2009        $ 7.984      $10.710        16,341
                             2010        $10.710      $12.916        13,708
                             2011        $12.916      $12.356        13,567
                             2012        $12.356      $14.248        13,354
                             2013        $14.248      $19.636         6,567
                             2014        $19.636      $21.486         5,911

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.319      $10.634         6,883
                             2006        $10.634      $10.650         7,436
                             2007        $10.650      $10.816         8,128
                             2008        $10.816      $10.347         9,844
                             2009        $10.347      $11.725         8,141
                             2010        $11.725      $12.467         9,292
                             2011        $12.467      $13.045         8,992
                             2012        $13.045      $14.170         8,864
                             2013        $14.170      $13.956         4,485
                             2014        $13.956      $15.204         2,946
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.899      $ 9.970         4,121
                             2006        $ 9.970      $10.222         4,267
                             2007        $10.222      $10.506         4,431
                             2008        $10.506      $10.528        22,117
                             2009        $10.528      $10.329        10,198
                             2010        $10.329      $10.127         9,982
                             2011        $10.127      $ 9.931         3,992
                             2012        $ 9.931      $ 9.738         3,813
                             2013        $ 9.738      $ 9.549         3,868
                             2014        $ 9.549      $ 9.359         3,771
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.533      $10.538         4,763
                             2006        $10.538      $10.401         9,244
                             2007        $10.401      $11.280         8,080
                             2008        $11.280      $10.276        11,204
                             2009        $10.276      $11.923         8,997
                             2010        $11.923      $12.633         7,079
                             2011        $12.633      $13.826         6,656
                             2012        $13.826      $14.735         6,329
                             2013        $14.735      $13.109        26,569
                             2014        $13.109      $13.244        26,646
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.221      $10.262        20,347
                             2006        $10.262      $10.445        20,232
                             2007        $10.445      $11.132        32,181
                             2008        $11.132      $11.435        42,191
                             2009        $11.435      $12.784        35,628
                             2010        $12.784      $13.545        31,262
                             2011        $13.545      $13.754        29,001
                             2012        $13.754      $14.771        20,020
                             2013        $14.771      $14.192         6,236
                             2014        $14.192      $14.503         4,991
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.757      $10.831         1,016
                             2006        $10.831      $11.762         1,766
                             2007        $11.762      $11.014         1,772
                             2008        $11.014      $ 7.428         1,863
                             2009        $ 7.428      $ 7.152             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.162      $10.444             0
                             2006        $10.444      $11.399             0
                             2007        $11.399      $11.876             0
                             2008        $11.876      $10.728             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.427      $10.795         8,767
                             2006        $10.795      $11.567        11,775
                             2007        $11.567      $12.750        12,093
                             2008        $12.750      $ 7.165        18,276
                             2009        $ 7.165      $ 9.957        12,885
                             2010        $ 9.957      $11.319        10,891
                             2011        $11.319      $11.244         9,568
                             2012        $11.244      $12.992         8,218
                             2013        $12.992      $17.934         6,786
                             2014        $17.934      $19.129         4,826
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.039      $11.219         9,039
                             2006        $11.219      $13.046        11,853
                             2007        $13.046      $13.171        12,871
                             2008        $13.171      $ 8.226        15,396
                             2009        $ 8.226      $10.097        12,397
                             2010        $10.097      $11.354        11,094
                             2011        $11.354      $11.014        10,547
                             2012        $11.014      $12.620         9,524
                             2013        $12.620      $16.005         8,934
                             2014        $16.005      $16.799         7,142
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.321      $11.681             0
                             2006        $11.681      $11.884             0
                             2007        $11.884      $14.168             0
                             2008        $14.168      $ 7.033           639
                             2009        $ 7.033      $11.382            91
                             2010        $11.382      $13.676             0
                             2011        $13.676      $12.996             0
                             2012        $12.996      $14.525             0
                             2013        $14.525      $21.028             0
                             2014        $21.028      $21.862             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.776      $14.618        17,464
                             2006        $14.618      $19.724        21,655
                             2007        $19.724      $15.989        16,605
                             2008        $15.989      $ 9.705        28,148
                             2009        $ 9.705      $12.221        27,005
                             2010        $12.221      $15.514        21,492
                             2011        $15.514      $16.065        20,907
                             2012        $16.065      $18.202        10,394
                             2013        $18.202      $18.151        11,006
                             2014        $18.151      $23.022        10,132
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.033      $15.567           910
                             2006        $15.567      $21.281           911
                             2007        $21.281      $28.698         1,023
                             2008        $28.698      $ 9.905         1,306
                             2009        $ 9.905      $20.693         1,015
                             2010        $20.693      $25.722           786
                             2011        $25.722      $18.720           707
                             2012        $18.720      $23.813           683
                             2013        $23.813      $26.142           660
                             2014        $26.142      $25.513            63

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.380      $18.403             0
                             2006        $18.403      $22.454         3,267
                             2007        $22.454      $31.982         1,677
                             2008        $31.982      $16.885         1,656
                             2009        $16.885      $26.067         1,045
                             2010        $26.067      $33.015           695
                             2011        $33.015      $27.033           673
                             2012        $27.033      $27.388           588
                             2013        $27.388      $29.668         1,089
                             2014        $29.668      $23.519         1,135
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.858      $ 9.681           407
                             2006        $ 9.681      $10.309           405
                             2007        $10.309      $10.511           431
                             2008        $10.511      $ 8.952           551
                             2009        $ 8.952      $ 9.989           624
                             2010        $ 9.989      $10.277           705
                             2011        $10.277      $ 9.843           778
                             2012        $ 9.843      $ 9.774           598
                             2013        $ 9.774      $10.062           211
                             2014        $10.062      $ 9.756           224
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.806      $10.966         1,958
                             2006        $10.966      $11.859         5,390
                             2007        $11.859      $11.582         5,889
                             2008        $11.582      $ 7.845        12,802
                             2009        $ 7.845      $11.905         7,831
                             2010        $11.905      $13.381         5,059
                             2011        $13.381      $13.281         4,409
                             2012        $13.281      $15.367         3,988
                             2013        $15.367      $15.972         3,355
                             2014        $15.972      $15.417         2,056

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.153      $11.353         4,169
                             2006        $11.353      $13.230         7,804
                             2007        $13.230      $17.259         5,808
                             2008        $17.259      $ 9.253         4,939
                             2009        $ 9.253      $13.657         2,028
                             2010        $13.657      $15.200         1,468
                             2011        $15.200      $14.796         1,417
                             2012        $14.796      $17.084         2,056
                             2013        $17.084      $22.556         1,248
                             2014        $22.556      $25.065         1,796
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.037      $10.984         5,782
                             2006        $10.984      $11.287         5,275
                             2007        $11.287      $13.225         5,002
                             2008        $13.225      $ 6.957         3,946
                             2009        $ 6.957      $10.034           874
                             2010        $10.034      $11.096           665
                             2011        $11.096      $10.786           638
                             2012        $10.786      $11.556           637
                             2013        $11.556      $15.232           635
                             2014        $15.232      $16.496           633
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.559      $11.330         7,639
                             2006        $11.330      $12.196         6,408
                             2007        $12.196      $15.680         8,470
                             2008        $15.680      $ 6.378         7,069
                             2009        $ 6.378      $ 9.452         7,168
                             2010        $ 9.452      $11.007         5,739
                             2011        $11.007      $ 9.856         4,139
                             2012        $ 9.856      $11.168         2,232
                             2013        $11.168      $14.812           435
                             2014        $14.812      $15.608           436
 CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.463        21,243
                             2008        $ 9.463      $ 5.878           448
                             2009        $ 5.878      $ 7.448         3,641
                             2010        $ 7.448      $ 8.507         1,483
                             2011        $ 8.507      $ 7.817         1,312
                             2012        $ 7.817      $ 8.803         1,311
                             2013        $ 8.803      $11.396           989
                             2014        $11.396      $12.203             0
 CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.702        13,748
                             2008        $ 9.702      $ 6.117         7,386
                             2009        $ 6.117      $ 7.460         7,097
                             2010        $ 7.460      $ 7.999        14,533
                             2011        $ 7.999      $ 8.223        13,756
                             2012        $ 8.223      $ 9.384           703
                             2013        $ 9.384      $12.166           430
                             2014        $12.166      $13.312         1,326

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.151      $10.319        13,998
                             2006        $10.319      $10.829        16,458
                             2007        $10.829      $12.216        15,388
                             2008        $12.216      $ 8.506        10,597
                             2009        $ 8.506      $10.728         7,371
                             2010        $10.728      $11.976         7,273
                             2011        $11.976      $11.401         7,364
                             2012        $11.401      $12.533         6,400
                             2013        $12.533      $14.159         6,393
                             2014        $14.159      $14.637         6,065
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.316      $12.930        59,255
                             2006        $12.930      $14.113        65,282
                             2007        $14.113      $16.214        54,574
                             2008        $16.214      $ 9.101        28,684
                             2009        $ 9.101      $12.077        21,642
                             2010        $12.077      $13.832        17,751
                             2011        $13.832      $13.171        14,157
                             2012        $13.171      $14.983         6,476
                             2013        $14.983      $19.219         3,804
                             2014        $19.219      $21.019         3,788
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.770      $11.138        27,390
                             2006        $11.138      $13.084        32,295
                             2007        $13.084      $12.978        31,313
                             2008        $12.978      $ 7.269        14,731
                             2009        $ 7.269      $ 9.248        12,029
                             2010        $ 9.248      $10.410         9,669
                             2011        $10.410      $10.264         9,681
                             2012        $10.264      $11.767         8,786
                             2013        $11.767      $14.734         6,595
                             2014        $14.734      $15.655         5,794
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.745      $10.071        17,303
                             2006        $10.071      $10.514        16,300
                             2007        $10.514      $13.043        14,847
                             2008        $13.043      $ 6.731        16,962
                             2009        $ 6.731      $ 8.437        14,390
                             2010        $ 8.437      $10.236        12,852
                             2011        $10.236      $10.023        11,841
                             2012        $10.023      $11.231         4,964
                             2013        $11.231      $14.962         5,245
                             2014        $14.962      $16.269         5,133
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.599      $10.855        32,536
                             2006        $10.855      $12.275        38,468
                             2007        $12.275      $12.645        32,864
                             2008        $12.645      $ 7.783        23,795
                             2009        $ 7.783      $ 9.629        21,289
                             2010        $ 9.629      $10.821        19,513
                             2011        $10.821      $10.788        16,944
                             2012        $10.788      $12.218        13,671
                             2013        $12.218      $15.787         6,520
                             2014        $15.787      $17.518         6,022

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.149      $10.130        14,522
                             2006        $10.130      $10.334        16,968
                             2007        $10.334      $10.534        17,831
                             2008        $10.534      $ 9.961        18,708
                             2009        $ 9.961      $11.266        15,260
                             2010        $11.266      $11.868        13,587
                             2011        $11.868      $12.443        12,365
                             2012        $12.443      $12.871         8,174
                             2013        $12.871      $12.346         6,594
                             2014        $12.346      $12.772         6,370
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.901      $ 9.968        27,497
                             2006        $ 9.968      $10.215        30,026
                             2007        $10.215      $10.501        28,575
                             2008        $10.501      $10.570        20,703
                             2009        $10.570      $10.403        22,027
                             2010        $10.403      $10.197        20,364
                             2011        $10.197      $ 9.989        27,521
                             2012        $ 9.989      $ 9.785        40,094
                             2013        $ 9.785      $ 9.585         9,189
                             2014        $ 9.585      $ 9.390         7,866
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.861      $12.637        13,631
                             2006        $12.637      $14.579        18,288
                             2007        $14.579      $16.713        19,041
                             2008        $16.713      $ 9.174        11,572
                             2009        $ 9.174      $11.341        10,646
                             2010        $11.341      $12.534        10,245
                             2011        $12.534      $10.149        10,325
                             2012        $10.149      $11.966         9,298
                             2013        $11.966      $15.257         3,568
                             2014        $15.257      $13.704         3,357
 GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.530      $11.730         4,353
                             2006        $11.730      $12.798         5,343
                             2007        $12.798      $15.385         6,713
                             2008        $15.385      $ 8.931         1,114
                             2009        $ 8.931      $11.135         1,695
                             2010        $11.135      $12.130         1,279
                             2011        $12.130      $11.102         1,380
                             2012        $11.102      $11.355         1,699
                             2013        $11.355      $13.064         1,146
                             2014        $13.064      $13.154           618
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.183           532
                             2013        $ 9.183      $12.575           412
                             2014        $12.575      $13.323           118
 INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.236      $10.887           589
                             2006        $10.887      $11.311         2,569
                             2007        $11.311      $12.377         2,321
                             2008        $12.377      $ 6.956           778
                             2009        $ 6.956      $ 8.224           764
                             2010        $ 8.224      $ 9.281           526
                             2011        $ 9.281      $ 8.353           534
                             2012        $ 8.353      $ 9.570             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.748           522
                             2007        $10.748      $11.356           518
                             2008        $11.356      $ 7.750           699
                             2009        $ 7.750      $ 9.716           575
                             2010        $ 9.716      $10.397           574
                             2011        $10.397      $10.154           574
                             2012        $10.154      $11.300           419
                             2013        $11.300      $14.271           223
                             2014        $14.271      $15.075           223
 INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.546         5,139
                             2012        $11.546      $11.560         2,171
                             2013        $11.560      $10.999         1,790
                             2014        $10.999      $11.192         1,709
 INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.011      $11.835        25,547
                             2006        $11.835      $13.445        37,978
                             2007        $13.445      $13.500        35,763
                             2008        $13.500      $ 8.964        17,848
                             2009        $ 8.964      $10.897        15,212
                             2010        $10.897      $11.975        13,218
                             2011        $11.975      $11.464        11,010
                             2012        $11.464      $12.840         7,532
                             2013        $12.840      $16.824         4,765
                             2014        $16.824      $18.121         4,179
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.918      $11.472        26,741
                             2006        $11.472      $12.471        25,889
                             2007        $12.471      $13.348        24,088
                             2008        $13.348      $ 9.325        16,857
                             2009        $ 9.325      $11.860        15,391
                             2010        $11.860      $13.218        14,593
                             2011        $13.218      $12.105        15,355
                             2012        $12.105      $13.116         9,134
                             2013        $13.116      $16.504         3,559
                             2014        $16.504      $16.839         3,521
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.040      $12.016           577
                             2006        $12.016      $12.350         2,086
                             2007        $12.350      $14.224         1,839
                             2008        $14.224      $ 7.407         1,437
                             2009        $ 7.407      $11.345           874
                             2010        $11.345      $14.144           883
                             2011        $14.144      $12.557            97
                             2012        $12.557      $13.729           107
                             2013        $13.729      $18.370           825
                             2014        $18.370      $19.378           121
 INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.676      $11.025        18,061
                             2006        $11.025      $12.197        19,411
                             2007        $12.197      $12.109        15,658
                             2008        $12.109      $ 5.704        12,250
                             2009        $ 5.704      $ 8.255         6,812
                             2010        $ 8.255      $ 8.647         4,371
                             2011        $ 8.647      $ 8.182         4,481
                             2012        $ 8.182      $ 9.429         5,496
                             2013        $ 9.429      $12.309         3,524
                             2014        $12.309      $12.827         3,218

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.122      $10.239         3,202
                             2006        $10.239      $10.342         3,263
                             2007        $10.342      $10.839         2,127
                             2008        $10.839      $10.778         5,873
                             2009        $10.778      $10.648         9,644
                             2010        $10.648      $10.939         7,000
                             2011        $10.939      $10.980             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.830         1,406
                             2009        $ 6.830      $11.981         1,360
                             2010        $11.981      $14.671         1,240
                             2011        $14.671      $ 9.724         1,064
                             2012        $ 9.724      $10.779         1,038
                             2013        $10.779      $12.066           962
                             2014        $12.066      $10.388           381
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.230      $12.101        10,214
                             2006        $12.101      $13.639        14,006
                             2007        $13.639      $14.316        15,868
                             2008        $14.316      $10.110        13,049
                             2009        $10.110      $13.163         9,890
                             2010        $13.163      $14.874         9,661
                             2011        $14.874      $14.136         8,312
                             2012        $14.136      $15.339         3,084
                             2013        $15.339      $18.903         1,933
                             2014        $18.903      $20.078         1,535
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.921           211
                             2006        $10.921      $13.038           588
                             2007        $13.038      $11.989         2,069
                             2008        $11.989      $ 7.525         4,642
                             2009        $ 7.525      $ 7.115             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.556      $11.133         9,179
                             2006        $11.133      $12.041        13,595
                             2007        $12.041      $13.006         7,497
                             2008        $13.006      $10.693         3,192
                             2009        $10.693      $13.154         6,741
                             2010        $13.154      $13.930         7,821
                             2011        $13.930      $13.830         4,084
                             2012        $13.830      $15.358         3,986
                             2013        $15.358      $18.022         2,809
                             2014        $18.022      $19.107         2,696
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.244      $11.701         4,646
                             2006        $11.701      $13.532         5,236
                             2007        $13.532      $15.672         4,867
                             2008        $15.672      $14.715             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.417      $12.587         6,143
                             2006        $12.587      $13.454         6,506
                             2007        $13.454      $18.004         9,883
                             2008        $18.004      $ 9.821        13,194
                             2009        $ 9.821      $14.046         8,055
                             2010        $14.046      $14.649         5,350
                             2011        $14.649      $13.354         2,516
                             2012        $13.354      $16.200         3,133
                             2013        $16.200      $20.769         2,214
                             2014        $20.769      $22.066         1,722

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.266      $12.240        12,355
                             2006        $12.240      $13.281        11,852
                             2007        $13.281      $13.804        13,172
                             2008        $13.804      $ 8.621        12,292
                             2009        $ 8.621      $10.349        10,291
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.258      $10.422        16,070
                             2006        $10.422      $12.033        18,963
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.354      $10.745        11,248
                             2006        $10.745      $12.393        10,825
 MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.984         4,199
                             2014        $14.984      $15.049         3,546
 MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.583      $10.579        18,318
                             2006        $10.579      $11.398        21,030
                             2007        $11.398      $11.335        19,692
                             2008        $11.335      $ 7.921        11,168
                             2009        $ 7.921      $11.267         9,015
                             2010        $11.267      $12.625         7,838
                             2011        $12.625      $12.843         7,024
                             2012        $12.843      $14.395         4,988
                             2013        $14.395      $14.542             0
 MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.404      $10.622         8,577
                             2006        $10.622      $11.165        13,353
                             2007        $11.165      $12.140         9,913
                             2008        $12.140      $ 7.493         4,412
                             2009        $ 7.493      $10.209         2,701
                             2010        $10.209      $11.216         2,642
                             2011        $11.216      $11.027         2,727
                             2012        $11.027      $12.602         1,793
                             2013        $12.602      $16.054           862
                             2014        $16.054      $17.472         1,647
 MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.740      $11.259         6,693
                             2006        $11.259      $12.429         7,250
                             2007        $12.429      $13.394         7,065
                             2008        $13.394      $ 8.757         5,233
                             2009        $ 8.757      $10.855         4,087
                             2010        $10.855      $11.789         3,740
                             2011        $11.789      $11.269         3,834
                             2012        $11.269      $13.116         3,695
                             2013        $13.116      $16.925         3,266
                             2014        $16.925      $18.354         2,842
 MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.880      $10.165         5,365
                             2006        $10.165      $11.245         5,573
                             2007        $11.245      $11.261         6,678
                             2008        $11.261      $ 6.671         6,557
                             2009        $ 6.671      $10.645         5,377
                             2010        $10.645      $14.175         4,770
                             2011        $14.175      $12.428         4,558
                             2012        $12.428      $14.716         3,674
                             2013        $14.716      $20.357           999
                             2014        $20.357      $18.445           346

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.714      $10.767        36,152
                             2006        $10.767      $11.773        46,523
                             2007        $11.773      $11.984        45,867
                             2008        $11.984      $ 9.118        18,184
                             2009        $ 9.118      $10.514        16,873
                             2010        $10.514      $11.291        13,631
                             2011        $11.291      $11.235        13,093
                             2012        $11.235      $12.208        12,684
                             2013        $12.208      $14.198         6,739
                             2014        $14.198      $15.053         5,131
 MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.103      $11.579         1,804
                             2006        $11.579      $13.668         3,375
                             2007        $13.668      $14.403         4,439
                             2008        $14.403      $ 9.488         4,064
                             2009        $ 9.488      $11.380         2,246
                             2010        $11.380      $12.397         2,145
                             2011        $12.397      $12.087         2,041
                             2012        $12.087      $13.719         1,937
                             2013        $13.719      $18.221           517
                             2014        $18.221      $19.669           168
 OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.667             0
                             2006        $11.667      $11.737           531
                             2007        $11.737      $12.189           623
                             2008        $12.189      $ 6.063             0
                             2009        $ 6.063      $ 7.855             0
                             2010        $ 7.855      $ 9.784         1,447
                             2011        $ 9.784      $ 9.664         1,352
                             2012        $ 9.664      $10.996           334
                             2013        $10.996      $14.607           897
                             2014        $14.607      $15.098             0
 OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.317      $12.644        25,190
                             2006        $12.644      $14.536        28,756
                             2007        $14.536      $15.102        24,221
                             2008        $15.102      $ 8.826        20,906
                             2009        $ 8.826      $12.048        17,303
                             2010        $12.048      $13.654        14,202
                             2011        $13.654      $12.234        11,596
                             2012        $12.234      $14.493         6,873
                             2013        $14.493      $18.028         4,025
                             2014        $18.028      $18.022         3,270
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.250      $12.091        22,441
                             2006        $12.091      $13.580        28,061
                             2007        $13.580      $13.115        28,280
                             2008        $13.115      $ 7.964        18,816
                             2009        $ 7.964      $10.678        15,659
                             2010        $10.678      $12.870        13,843
                             2011        $12.870      $12.307        11,660
                             2012        $12.307      $14.184         5,710
                             2013        $14.184      $19.537         4,737
                             2014        $19.537      $21.367         3,371

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.315      $10.624        12,288
                             2006        $10.624      $10.635        13,005
                             2007        $10.635      $10.794        15,131
                             2008        $10.794      $10.321        11,021
                             2009        $10.321      $11.690         6,222
                             2010        $11.690      $12.423         4,591
                             2011        $12.423      $12.992         3,728
                             2012        $12.992      $14.106         2,370
                             2013        $14.106      $13.886         2,142
                             2014        $13.886      $15.119         1,977
 PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.895      $ 9.960        20,087
                             2006        $ 9.960      $10.207        22,094
                             2007        $10.207      $10.485        16,495
                             2008        $10.485      $10.501        25,951
                             2009        $10.501      $10.298        21,518
                             2010        $10.298      $10.092        20,683
                             2011        $10.092      $ 9.891        15,450
                             2012        $ 9.891      $ 9.694        11,457
                             2013        $ 9.694      $ 9.501        10,361
                             2014        $ 9.501      $ 9.307        10,612
 PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.528      $10.528        49,899
                             2006        $10.528      $10.385        44,452
                             2007        $10.385      $11.258        45,476
                             2008        $11.258      $10.251       121,212
                             2009        $10.251      $11.887       109,743
                             2010        $11.887      $12.588        97,258
                             2011        $12.588      $13.770        77,395
                             2012        $13.770      $14.668        66,979
                             2013        $14.668      $13.043        57,681
                             2014        $13.043      $13.171        37,282
 PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.216      $10.252        39,871
                             2006        $10.252      $10.429        53,599
                             2007        $10.429      $11.110        64,026
                             2008        $11.110      $11.407        69,955
                             2009        $11.407      $12.745        64,059
                             2010        $12.745      $13.497        59,081
                             2011        $13.497      $13.699        51,186
                             2012        $13.699      $14.704        36,817
                             2013        $14.704      $14.120        30,827
                             2014        $14.120      $14.422        42,782
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.754      $10.822        11,241
                             2006        $10.822      $11.746        11,704
                             2007        $11.746      $10.993        10,598
                             2008        $10.993      $ 7.410         2,774
                             2009        $ 7.410      $ 7.133             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.156      $10.433        11,931
                             2006        $10.433      $11.382         8,906
                             2007        $11.382      $11.853         8,240
                             2008        $11.853      $10.706             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.422      $10.785        29,258
                             2006        $10.785      $11.550        36,982
                             2007        $11.550      $12.725        37,232
                             2008        $12.725      $ 7.148        19,376
                             2009        $ 7.148      $ 9.927        13,870
                             2010        $ 9.927      $11.279        12,522
                             2011        $11.279      $11.199        12,448
                             2012        $11.199      $12.933         8,282
                             2013        $12.933      $17.843         6,193
                             2014        $17.843      $19.022         5,144
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.034      $11.208        50,042
                             2006        $11.208      $13.026        58,001
                             2007        $13.026      $13.145        54,480
                             2008        $13.145      $ 8.206        36,500
                             2009        $ 8.206      $10.067        27,840
                             2010        $10.067      $11.314        23,674
                             2011        $11.314      $10.970        19,401
                             2012        $10.970      $12.563        12,275
                             2013        $12.563      $15.924         4,907
                             2014        $15.924      $16.705         4,629
 UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.316      $11.669         2,101
                             2006        $11.669      $11.866         3,578
                             2007        $11.866      $14.140         3,694
                             2008        $14.140      $ 7.015         2,023
                             2009        $ 7.015      $11.347         2,446
                             2010        $11.347      $13.628         2,214
                             2011        $13.628      $12.944         2,197
                             2012        $12.944      $14.459         1,483
                             2013        $14.459      $20.922         1,983
                             2014        $20.922      $21.741         1,426
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.770      $14.604        22,875
                             2006        $14.604      $19.695        21,823
                             2007        $19.695      $15.957        23,853
                             2008        $15.957      $ 9.681        24,317
                             2009        $ 9.681      $12.184        20,226
                             2010        $12.184      $15.459        17,238
                             2011        $15.459      $16.000        14,273
                             2012        $16.000      $18.120         9,838
                             2013        $18.120      $18.059         7,340
                             2014        $18.059      $22.894         5,327
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.027      $15.552         3,538
                             2006        $15.552      $21.250         7,274
                             2007        $21.250      $28.641         5,309
                             2008        $28.641      $ 9.880         4,980
                             2009        $ 9.880      $20.630         2,624
                             2010        $20.630      $25.632         1,575
                             2011        $25.632      $18.645         1,059
                             2012        $18.645      $23.705         1,485
                             2013        $23.705      $26.010           358
                             2014        $26.010      $25.371           347

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.375      $18.385         4,127
                             2006        $18.385      $22.421         8,066
                             2007        $22.421      $31.918         7,757
                             2008        $31.918      $16.843        10,186
                             2009        $16.843      $25.989         9,994
                             2010        $25.989      $32.899         9,244
                             2011        $32.899      $26.924         8,702
                             2012        $26.924      $27.264         6,869
                             2013        $27.264      $29.518         6,579
                             2014        $29.518      $23.389         6,538
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.853      $ 9.672         1,040
                             2006        $ 9.672      $10.294         1,039
                             2007        $10.294      $10.490           424
                             2008        $10.490      $ 8.929         1,438
                             2009        $ 8.929      $ 9.959           661
                             2010        $ 9.959      $10.240           542
                             2011        $10.240      $ 9.803         1,787
                             2012        $ 9.803      $ 9.730           818
                             2013        $ 9.730      $10.011           535
                             2014        $10.011      $ 9.702           473
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.801      $10.955        22,236
                             2006        $10.955      $11.841        28,744
                             2007        $11.841      $11.559        21,319
                             2008        $11.559      $ 7.825        16,131
                             2009        $ 7.825      $11.869        12,323
                             2010        $11.869      $13.334         9,916
                             2011        $13.334      $13.228         7,926
                             2012        $13.228      $15.298         2,612
                             2013        $15.298      $15.892         1,745
                             2014        $15.892      $15.331         1,335

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.148      $11.342          437
                             2006        $11.342      $13.210        1,034
                             2007        $13.210      $17.224        2,628
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
                             2013        $17.007      $22.442          555
                             2014        $22.442      $24.926          289
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.033      $10.974        3,053
                             2006        $10.974      $11.270        3,463
                             2007        $11.270      $13.199        2,296
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
                             2013        $11.503      $15.155          245
                             2014        $15.155      $16.404          231
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.554      $11.319        4,928
                             2006        $11.319      $12.177        6,020
                             2007        $12.177      $15.648        3,822
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501
                             2013        $11.117      $14.737        2,348
                             2014        $14.737      $15.521        1,965
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.459            0
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
                             2013        $ 8.777      $11.357            0
                             2014        $11.357      $12.156            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.698            0
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
                             2013        $ 9.356      $12.125           30
                             2014        $12.125      $13.260           28

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.146      $10.309         5,198
                             2006        $10.309      $10.813         5,143
                             2007        $10.813      $12.191         4,840
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
                             2013        $12.476      $14.087         1,772
                             2014        $14.087      $14.555         1,675
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.311      $12.917         6,317
                             2006        $12.917      $14.092         7,143
                             2007        $14.092      $16.182         6,925
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
                             2013        $14.915      $19.122         2,889
                             2014        $19.122      $20.902         1,185
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.765      $11.127         5,631
                             2006        $11.127      $13.065         5,812
                             2007        $13.065      $12.952         6,302
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
                             2013        $11.714      $14.659           915
                             2014        $14.659      $15.568           904
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.741      $10.062         1,785
                             2006        $10.062      $10.498         1,785
                             2007        $10.498      $13.016         1,329
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041
                             2013        $11.180      $14.886           736
                             2014        $14.886      $16.179           736
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.594      $10.845         9,049
                             2006        $10.845      $12.257        10,988
                             2007        $12.257      $12.620         9,871
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695
                             2013        $12.163      $15.707         3,948
                             2014        $15.707      $17.421         3,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.145      $10.120         7,060
                             2006        $10.120      $10.318         8,068
                             2007        $10.318      $10.513         6,914
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
                             2013        $12.812      $12.284         6,268
                             2014        $12.284      $12.701         3,217
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.896      $ 9.958        34,371
                             2006        $ 9.958      $10.200        24,171
                             2007        $10.200      $10.480        30,601
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
                             2013        $ 9.740      $ 9.537         6,875
                             2014        $ 9.537      $ 9.337         6,061
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.856      $12.625         2,407
                             2006        $12.625      $14.557         2,853
                             2007        $14.557      $16.680         2,153
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
                             2013        $11.912      $15.180         3,690
                             2014        $15.180      $13.628         3,983
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.526      $11.718           917
                             2006        $11.718      $12.779           917
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119
                             2013        $11.304      $12.999             3
                             2014        $12.999      $13.081             3
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.142           367
                             2013        $ 9.142      $12.511           312
                             2014        $12.511      $13.249           256
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.232      $10.877           466
                             2006        $10.877      $11.294           712
                             2007        $11.294      $12.353           712
                             2008        $12.353      $ 6.938           142
                             2009        $ 6.938      $ 8.200           142
                             2010        $ 8.200      $ 9.248           142
                             2011        $ 9.248      $ 8.320           142
                             2012        $ 8.320      $ 9.530             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745         1,759
                             2007        $10.745      $11.347         2,640
                             2008        $11.347      $ 7.740         4,163
                             2009        $ 7.740      $ 9.698         3,963
                             2010        $ 9.698      $10.372         2,964
                             2011        $10.372      $10.125         2,895
                             2012        $10.125      $11.261         2,774
                             2013        $11.261      $14.215         1,761
                             2014        $14.215      $15.008         1,751
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500           772
                             2012        $11.500      $11.507           395
                             2013        $11.507      $10.944            66
                             2014        $10.944      $11.130            68
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.006      $11.823         9,480
                             2006        $11.823      $13.425        10,060
                             2007        $13.425      $13.473         9,712
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
                             2013        $12.782      $16.739         4,188
                             2014        $16.739      $18.020         3,396
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.913      $11.461         2,769
                             2006        $11.461      $12.453         3,507
                             2007        $12.453      $13.322         3,950
                             2008        $13.322      $ 9.301         5,011
                             2009        $ 9.301      $11.824         3,173
                             2010        $11.824      $13.171         2,724
                             2011        $13.171      $12.057         2,761
                             2012        $12.057      $13.056         2,318
                             2013        $13.056      $16.420         1,920
                             2014        $16.420      $16.746         1,919
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.035      $12.004            37
                             2006        $12.004      $12.331           224
                             2007        $12.331      $14.196           759
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
                             2013        $13.667      $18.278           847
                             2014        $18.278      $19.270           847
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.671      $11.014         6,944
                             2006        $11.014      $12.179         4,656
                             2007        $12.179      $12.085         3,415
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
                             2013        $ 9.386      $12.247         2,659
                             2014        $12.247      $12.755         2,593

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.117      $10.229        1,661
                             2006        $10.229      $10.326        2,059
                             2007        $10.326      $10.818        2,154
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813        1,692
                             2009        $ 6.813      $11.945        1,598
                             2010        $11.945      $14.620        1,557
                             2011        $14.620      $ 9.684        1,556
                             2012        $ 9.684      $10.730        1,556
                             2013        $10.730      $12.005           54
                             2014        $12.005      $10.330            3
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.225      $12.089        4,238
                             2006        $12.089      $13.619        5,181
                             2007        $13.619      $14.287        5,577
                             2008        $14.287      $10.085        7,350
                             2009        $10.085      $13.123        5,424
                             2010        $13.123      $14.822        4,331
                             2011        $14.822      $14.079        4,570
                             2012        $14.079      $15.270        3,154
                             2013        $15.270      $18.807        1,580
                             2014        $18.807      $19.966        1,460
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027            0
                             2007        $13.027      $11.972          533
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.551      $11.122        4,544
                             2006        $11.122      $12.023        5,105
                             2007        $12.023      $12.980        5,025
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
                             2013        $15.288      $17.931        1,518
                             2014        $17.931      $19.001        1,378
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $11.690        1,202
                             2006        $11.690      $13.512        1,202
                             2007        $13.512      $15.641        1,543
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.411      $12.575          373
                             2006        $12.575      $13.434          373
                             2007        $13.434      $17.968          330
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
                             2013        $16.126      $20.664          825
                             2014        $20.664      $21.943          775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.260      $12.228        1,730
                             2006        $12.228      $13.261        1,725
                             2007        $13.261      $13.777          180
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.253      $10.411            0
                             2006        $10.411      $12.016            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.349      $10.734            0
                             2006        $10.734      $12.375            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.908          857
                             2014        $14.908      $14.965          229
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.578      $10.569        6,420
                             2006        $10.569      $11.382        6,663
                             2007        $11.382      $11.313        6,648
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
                             2013        $14.329      $14.471            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.399      $10.611        3,709
                             2006        $10.611      $11.148        4,405
                             2007        $11.148      $12.116        2,004
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726
                             2013        $12.545      $15.973        1,815
                             2014        $15.973      $17.375        1,731
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.735      $11.248          845
                             2006        $11.248      $12.411          814
                             2007        $12.411      $13.367          793
                             2008        $13.367      $ 8.735          791
                             2009        $ 8.735      $10.822        1,337
                             2010        $10.822      $11.748        1,213
                             2011        $11.748      $11.224        1,043
                             2012        $11.224      $13.057          902
                             2013        $13.057      $16.839          610
                             2014        $16.839      $18.252            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.876      $10.155          794
                             2006        $10.155      $11.228          759
                             2007        $11.228      $11.239        1,315
                             2008        $11.239      $ 6.654        1,853
                             2009        $ 6.654      $10.613        2,483
                             2010        $10.613      $14.125        3,909
                             2011        $14.125      $12.378        3,841
                             2012        $12.378      $14.650        3,317
                             2013        $14.650      $20.254        1,253
                             2014        $20.254      $18.342        1,253

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.709      $10.757        10,396
                             2006        $10.757      $11.756        11,256
                             2007        $11.756      $11.960         9,968
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
                             2013        $12.152      $14.127         3,354
                             2014        $14.127      $14.969         3,070
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.097      $11.568         1,147
                             2006        $11.568      $13.648         1,104
                             2007        $13.648      $14.374         1,093
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
                             2013        $13.657      $18.129             0
                             2014        $18.129      $19.560             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727           193
                             2007        $11.727      $12.172           794
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
                             2013        $10.953      $14.543         1,669
                             2014        $14.543      $15.024             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.312      $12.632         6,268
                             2006        $12.632      $14.515         6,487
                             2007        $14.515      $15.072         6,311
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383
                             2013        $14.428      $17.937         1,486
                             2014        $17.937      $17.922         1,473
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.245      $12.079         7,138
                             2006        $12.079      $13.560         7,267
                             2007        $13.560      $13.089         4,830
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
                             2013        $14.119      $19.438         1,595
                             2014        $19.438      $21.248         1,556

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.310      $10.614         3,739
                             2006        $10.614      $10.619         2,026
                             2007        $10.619      $10.772         1,728
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
                             2013        $14.042      $13.816         1,311
                             2014        $13.816      $15.035         1,265
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.890      $ 9.951        15,412
                             2006        $ 9.951      $10.192        15,970
                             2007        $10.192      $10.464        18,821
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341
                             2013        $ 9.650      $ 9.453         1,699
                             2014        $ 9.453      $ 9.255         1,361
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.523      $10.517         4,203
                             2006        $10.517      $10.370         5,230
                             2007        $10.370      $11.235         5,419
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449
                             2013        $14.602      $12.977         2,808
                             2014        $12.977      $13.097         2,789
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.212      $10.242         5,771
                             2006        $10.242      $10.414         6,523
                             2007        $10.414      $11.088         2,733
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
                             2013        $14.637      $14.049         3,476
                             2014        $14.049      $14.342         3,390
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.750      $10.813           119
                             2006        $10.813      $11.730            64
                             2007        $11.730      $10.973             0
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.151      $10.423         4,214
                             2006        $10.423      $11.365         4,697
                             2007        $11.365      $11.829         3,683
                             2008        $11.829      $10.685             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.417      $10.774         4,786
                             2006        $10.774      $11.533         5,763
                             2007        $11.533      $12.699         2,568
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
                             2013        $12.874      $17.753         2,631
                             2014        $17.753      $18.917         2,512
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.029      $11.197         9,332
                             2006        $11.197      $13.007        10,239
                             2007        $13.007      $13.118         9,210
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853
                             2013        $12.506      $15.843         5,577
                             2014        $15.843      $16.612         4,765
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.311      $11.658         2,858
                             2006        $11.658      $11.849         3,691
                             2007        $11.849      $14.111         3,603
                             2008        $14.111      $ 6.997         2,412
                             2009        $ 6.997      $11.313         2,172
                             2010        $11.313      $13.580         1,591
                             2011        $13.580      $12.891         1,594
                             2012        $12.891      $14.394         1,208
                             2013        $14.394      $20.816            84
                             2014        $20.816      $21.620            37
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.764      $14.590         2,671
                             2006        $14.590      $19.666         1,356
                             2007        $19.666      $15.925         2,742
                             2008        $15.925      $ 9.657         3,507
                             2009        $ 9.657      $12.148         2,547
                             2010        $12.148      $15.405         2,238
                             2011        $15.405      $15.936         2,373
                             2012        $15.936      $18.037         1,697
                             2013        $18.037      $17.968           219
                             2014        $17.968      $22.767           157
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.022      $15.536           641
                             2006        $15.536      $21.218           641
                             2007        $21.218      $28.584         1,601
                             2008        $28.584      $ 9.855         1,602
                             2009        $ 9.855      $20.568         1,715
                             2010        $20.568      $25.541         3,485
                             2011        $25.541      $18.570         1,965
                             2012        $18.570      $23.598         1,921
                             2013        $23.598      $25.879           364
                             2014        $25.879      $25.230             2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.369      $18.368          357
                             2006        $18.368      $22.387          357
                             2007        $22.387      $31.855        1,233
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183
                             2013        $27.140      $29.369          355
                             2014        $29.369      $23.259          331
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.849      $ 9.662        1,385
                             2006        $ 9.662      $10.278        1,437
                             2007        $10.278      $10.469        1,301
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
                             2013        $ 9.685      $ 9.961            0
                             2014        $ 9.961      $ 9.648            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.796      $10.944        5,298
                             2006        $10.944      $11.824        6,018
                             2007        $11.824      $11.536        4,563
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775
                             2013        $15.228      $15.812        3,045
                             2014        $15.812      $15.246        2,703

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.144      $11.331            0
                             2006        $11.331      $13.191            0
                             2007        $13.191      $17.190            0
                             2008        $17.190      $ 9.206            0
                             2009        $ 9.206      $13.575            0
                             2010        $13.575      $15.093            0
                             2011        $15.093      $14.677            0
                             2012        $14.677      $16.930            0
                             2013        $16.930      $22.329            0
                             2014        $22.329      $24.787            0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.028      $10.963        4,285
                             2006        $10.963      $11.254            0
                             2007        $11.254      $13.172            0
                             2008        $13.172      $ 6.922            0
                             2009        $ 6.922      $ 9.973            0
                             2010        $ 9.973      $11.018            0
                             2011        $11.018      $10.700            0
                             2012        $10.700      $11.451            0
                             2013        $11.451      $15.079            0
                             2014        $15.079      $16.313            0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.549      $11.308            0
                             2006        $11.308      $12.159            0
                             2007        $12.159      $15.617            0
                             2008        $15.617      $ 6.346            0
                             2009        $ 6.346      $ 9.395            0
                             2010        $ 9.395      $10.930            0
                             2011        $10.930      $ 9.776            0
                             2012        $ 9.776      $11.067            0
                             2013        $11.067      $14.662            0
                             2014        $14.662      $15.435            0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.456            0
                             2008        $ 9.456      $ 5.868            0
                             2009        $ 5.868      $ 7.428            0
                             2010        $ 7.428      $ 8.475            0
                             2011        $ 8.475      $ 7.779            0
                             2012        $ 7.779      $ 8.752            0
                             2013        $ 8.752      $11.318            0
                             2014        $11.318      $12.108            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.695            0
                             2008        $ 9.695      $ 6.107            0
                             2009        $ 6.107      $ 7.440            0
                             2010        $ 7.440      $ 7.969            0
                             2011        $ 7.969      $ 8.184            0
                             2012        $ 8.184      $ 9.329            0
                             2013        $ 9.329      $12.084            0
                             2014        $12.084      $13.208            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.141      $10.299            0
                             2006        $10.299      $10.797            0
                             2007        $10.797      $12.167            0
                             2008        $12.167      $ 8.464            0
                             2009        $ 8.464      $10.664            0
                             2010        $10.664      $11.892            0
                             2011        $11.892      $11.309            0
                             2012        $11.309      $12.419            0
                             2013        $12.419      $14.016            0
                             2014        $14.016      $14.475            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.305      $12.905        3,328
                             2006        $12.905      $14.072        2,862
                             2007        $14.072      $16.150        2,662
                             2008        $16.150      $ 9.056        2,514
                             2009        $ 9.056      $12.004        2,248
                             2010        $12.004      $13.734        2,210
                             2011        $13.734      $13.065        2,016
                             2012        $13.065      $14.847        1,815
                             2013        $14.847      $19.025        1,631
                             2014        $19.025      $20.786        1,480
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.760      $11.116          391
                             2006        $11.116      $13.046          377
                             2007        $13.046      $12.926          361
                             2008        $12.926      $ 7.233          336
                             2009        $ 7.233      $ 9.192          324
                             2010        $ 9.192      $10.337            0
                             2011        $10.337      $10.181            0
                             2012        $10.181      $11.661            0
                             2013        $11.661      $14.585            0
                             2014        $14.585      $15.482            0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.736      $10.052            0
                             2006        $10.052      $10.483            0
                             2007        $10.483      $12.991            0
                             2008        $12.991      $ 6.697            0
                             2009        $ 6.697      $ 8.386            0
                             2010        $ 8.386      $10.164            0
                             2011        $10.164      $ 9.943            0
                             2012        $ 9.943      $11.130            0
                             2013        $11.130      $14.811            0
                             2014        $14.811      $16.089            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.589      $10.834        7,033
                             2006        $10.834      $12.239        3,893
                             2007        $12.239      $12.595        3,465
                             2008        $12.595      $ 7.744        3,381
                             2009        $ 7.744      $ 9.571        3,053
                             2010        $ 9.571      $10.744        2,460
                             2011        $10.744      $10.701        1,946
                             2012        $10.701      $12.108        1,714
                             2013        $12.108      $15.628        1,405
                             2014        $15.628      $17.324          964

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.140      $10.110          235
                             2006        $10.110      $10.303          229
                             2007        $10.303      $10.492          224
                             2008        $10.492      $ 9.911          218
                             2009        $ 9.911      $11.198           87
                             2010        $11.198      $11.785            0
                             2011        $11.785      $12.343            0
                             2012        $12.343      $12.754            0
                             2013        $12.754      $12.222            0
                             2014        $12.222      $12.631            0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.892      $ 9.948        1,953
                             2006        $ 9.948      $10.185        3,789
                             2007        $10.185      $10.459        3,091
                             2008        $10.459      $10.517        2,550
                             2009        $10.517      $10.340        2,566
                             2010        $10.340      $10.125        1,882
                             2011        $10.125      $ 9.909        4,184
                             2012        $ 9.909      $ 9.696        3,750
                             2013        $ 9.696      $ 9.489        2,712
                             2014        $ 9.489      $ 9.286          810
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.850      $12.612        1,510
                             2006        $12.612      $14.535        2,009
                             2007        $14.535      $16.646        1,868
                             2008        $16.646      $ 9.128        1,791
                             2009        $ 9.128      $11.273        1,620
                             2010        $11.273      $12.446        1,478
                             2011        $12.446      $10.067        1,398
                             2012        $10.067      $11.858        1,253
                             2013        $11.858      $15.103        1,134
                             2014        $15.103      $13.552        1,038
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.521      $11.707            0
                             2006        $11.707      $12.760            0
                             2007        $12.760      $15.324            0
                             2008        $15.324      $ 8.886            0
                             2009        $ 8.886      $11.068            0
                             2010        $11.068      $12.044            0
                             2011        $12.044      $11.012            0
                             2012        $11.012      $11.253            0
                             2013        $11.253      $12.933            0
                             2014        $12.933      $13.009            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.100          265
                             2013        $ 9.100      $12.448          172
                             2014        $12.448      $13.176            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.227      $10.866        1,662
                             2006        $10.866      $11.277          288
                             2007        $11.277      $12.328          277
                             2008        $12.328      $ 6.921          353
                             2009        $ 6.921      $ 8.175          377
                             2010        $ 8.175      $ 9.216          374
                             2011        $ 9.216      $ 8.286          306
                             2012        $ 8.286      $ 9.490            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.741            0
                             2007        $10.741      $11.337            0
                             2008        $11.337      $ 7.729            0
                             2009        $ 7.729      $ 9.679            0
                             2010        $ 9.679      $10.347            0
                             2011        $10.347      $10.096            0
                             2012        $10.096      $11.223            0
                             2013        $11.223      $14.159            0
                             2014        $14.159      $14.942            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.453            0
                             2012        $11.453      $11.455            0
                             2013        $11.455      $10.889            0
                             2014        $10.889      $11.068            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.001      $11.812        1,482
                             2006        $11.812      $13.405        2,305
                             2007        $13.405      $13.446        2,146
                             2008        $13.446      $ 8.919        1,956
                             2009        $ 8.919      $10.831        1,742
                             2010        $10.831      $11.890        1,557
                             2011        $11.890      $11.372        1,387
                             2012        $11.372      $12.724        1,225
                             2013        $12.724      $16.654        1,084
                             2014        $16.654      $17.920          957
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.908      $11.449          260
                             2006        $11.449      $12.434          508
                             2007        $12.434      $13.295          481
                             2008        $13.295      $ 9.278          467
                             2009        $ 9.278      $11.789          436
                             2010        $11.789      $13.125          415
                             2011        $13.125      $12.008          326
                             2012        $12.008      $12.997          280
                             2013        $12.997      $16.337          203
                             2014        $16.337      $16.653           78
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.030      $11.993            0
                             2006        $11.993      $12.313            0
                             2007        $12.313      $14.167            0
                             2008        $14.167      $ 7.370            0
                             2009        $ 7.370      $11.277            0
                             2010        $11.277      $14.044            0
                             2011        $14.044      $12.456            0
                             2012        $12.456      $13.605            0
                             2013        $13.605      $18.185            0
                             2014        $18.185      $19.163            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.666      $11.004        3,951
                             2006        $11.004      $12.161            0
                             2007        $12.161      $12.061            0
                             2008        $12.061      $ 5.676            0
                             2009        $ 5.676      $ 8.205            0
                             2010        $ 8.205      $ 8.586            0
                             2011        $ 8.586      $ 8.117            0
                             2012        $ 8.117      $ 9.344            0
                             2013        $ 9.344      $12.185            0
                             2014        $12.185      $12.684            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.112      $10.220          234
                             2006        $10.220      $10.311          228
                             2007        $10.311      $10.796          223
                             2008        $10.796      $10.724          217
                             2009        $10.724      $10.584           86
                             2010        $10.584      $10.862            0
                             2011        $10.862      $10.899            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.796          200
                             2009        $ 6.796      $11.909          147
                             2010        $11.909      $14.568          132
                             2011        $14.568      $ 9.645            0
                             2012        $ 9.645      $10.681            0
                             2013        $10.681      $11.944            0
                             2014        $11.944      $10.273            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.219      $12.077        1,483
                             2006        $12.077      $13.598        1,813
                             2007        $13.598      $14.259        1,480
                             2008        $14.259      $10.060        1,357
                             2009        $10.060      $13.084        1,223
                             2010        $13.084      $14.770        1,104
                             2011        $14.770      $14.022          995
                             2012        $14.022      $15.200          891
                             2013        $15.200      $18.713          803
                             2014        $18.713      $19.855          723
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.914            0
                             2006        $10.914      $13.016            0
                             2007        $13.016      $11.956            0
                             2008        $11.956      $ 7.497            0
                             2009        $ 7.497      $ 7.086            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.546      $11.111            0
                             2006        $11.111      $12.005            0
                             2007        $12.005      $12.954            0
                             2008        $12.954      $10.640            0
                             2009        $10.640      $13.074          334
                             2010        $13.074      $13.832          348
                             2011        $13.832      $13.719            0
                             2012        $13.719      $15.219            0
                             2013        $15.219      $17.841            0
                             2014        $17.841      $18.895            0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.233      $11.678          150
                             2006        $11.678      $13.492          146
                             2007        $13.492      $15.610          129
                             2008        $15.610      $14.652            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.406      $12.563            0
                             2006        $12.563      $13.414            0
                             2007        $13.414      $17.933            0
                             2008        $17.933      $ 9.771            0
                             2009        $ 9.771      $13.961            0
                             2010        $13.961      $14.546        1,269
                             2011        $14.546      $13.246        1,143
                             2012        $13.246      $16.053        1,024
                             2013        $16.053      $20.560          922
                             2014        $20.560      $21.821          831

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.255      $12.216        1,465
                             2006        $12.216      $13.241        1,559
                             2007        $13.241      $13.749        1,460
                             2008        $13.749      $ 8.578        1,339
                             2009        $ 8.578      $10.286        1,206
                             2010        $10.286      $11.013            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.248      $10.401            0
                             2006        $10.401      $11.998            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.344      $10.724            0
                             2006        $10.724      $12.357            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.833          100
                             2014        $14.833      $14.882            0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.573      $10.559          519
                             2006        $10.559      $11.365          509
                             2007        $11.365      $11.290          516
                             2008        $11.290      $ 7.881          504
                             2009        $ 7.881      $11.199          468
                             2010        $11.199      $12.536          236
                             2011        $12.536      $12.740          178
                             2012        $12.740      $14.264          154
                             2013        $14.264      $14.401            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.394      $10.601            0
                             2006        $10.601      $11.132            0
                             2007        $11.132      $12.092            0
                             2008        $12.092      $ 7.456            0
                             2009        $ 7.456      $10.148            0
                             2010        $10.148      $11.137            0
                             2011        $11.137      $10.938            0
                             2012        $10.938      $12.488            0
                             2013        $12.488      $15.892            0
                             2014        $15.892      $17.279            0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.730      $11.237        1,134
                             2006        $11.237      $12.392        1,125
                             2007        $12.392      $13.341        1,097
                             2008        $13.341      $ 8.713        1,204
                             2009        $ 8.713      $10.790        1,227
                             2010        $10.790      $11.706        1,266
                             2011        $11.706      $11.178          751
                             2012        $11.178      $12.997          650
                             2013        $12.997      $16.754          422
                             2014        $16.754      $18.150            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.871      $10.146          419
                             2006        $10.146      $11.212          436
                             2007        $11.212      $11.216          435
                             2008        $11.216      $ 6.637          536
                             2009        $ 6.637      $10.581          416
                             2010        $10.581      $14.075          349
                             2011        $14.075      $12.328          195
                             2012        $12.328      $14.583          169
                             2013        $14.583      $20.151          109
                             2014        $20.151      $18.240            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.704      $10.746          678
                             2006        $10.746      $11.738          680
                             2007        $11.738      $11.937          670
                             2008        $11.937      $ 9.073          608
                             2009        $ 9.073      $10.451          640
                             2010        $10.451      $11.212          429
                             2011        $11.212      $11.145            0
                             2012        $11.145      $12.097            0
                             2013        $12.097      $14.055            0
                             2014        $14.055      $14.886            0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.092      $11.556            0
                             2006        $11.556      $13.628          233
                             2007        $13.628      $14.346            0
                             2008        $14.346      $ 9.441            0
                             2009        $ 9.441      $11.312            0
                             2010        $11.312      $12.310            0
                             2011        $12.310      $11.990            0
                             2012        $11.990      $13.595            0
                             2013        $13.595      $18.038            0
                             2014        $18.038      $19.451            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.659            0
                             2006        $11.659      $11.717            0
                             2007        $11.717      $12.156            0
                             2008        $12.156      $ 6.041            0
                             2009        $ 6.041      $ 7.818            0
                             2010        $ 7.818      $ 9.727            0
                             2011        $ 9.727      $ 9.598            0
                             2012        $ 9.598      $10.910            0
                             2013        $10.910      $14.478            0
                             2014        $14.478      $14.950            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.306      $12.620          539
                             2006        $12.620      $14.493          529
                             2007        $14.493      $15.042          519
                             2008        $15.042      $ 8.782          635
                             2009        $ 8.782      $11.975          591
                             2010        $11.975      $13.558          583
                             2011        $13.558      $12.136          344
                             2012        $12.136      $14.362          297
                             2013        $14.362      $17.847          193
                             2014        $17.847      $17.822            0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.240      $12.068        2,759
                             2006        $12.068      $13.540        2,035
                             2007        $13.540      $13.063        1,898
                             2008        $13.063      $ 7.924        1,733
                             2009        $ 7.924      $10.613        1,548
                             2010        $10.613      $12.780        1,388
                             2011        $12.780      $12.207        1,240
                             2012        $12.207      $14.055        1,100
                             2013        $14.055      $19.340          978
                             2014        $19.340      $21.130          869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.305      $10.603         2,702
                             2006        $10.603      $10.603             0
                             2007        $10.603      $10.751             0
                             2008        $10.751      $10.269             0
                             2009        $10.269      $11.619             0
                             2010        $11.619      $12.336             0
                             2011        $12.336      $12.888             0
                             2012        $12.888      $13.978             0
                             2013        $13.978      $13.746             0
                             2014        $13.746      $14.952             0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.885      $ 9.941         3,072
                             2006        $ 9.941      $10.177        29,618
                             2007        $10.177      $10.443        23,882
                             2008        $10.443      $10.449         3,369
                             2009        $10.449      $10.236         2,266
                             2010        $10.236      $10.021         1,201
                             2011        $10.021      $ 9.811             0
                             2012        $ 9.811      $ 9.606             0
                             2013        $ 9.606      $ 9.405             0
                             2014        $ 9.405      $ 9.204             0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.518      $10.507         1,038
                             2006        $10.507      $10.354         2,656
                             2007        $10.354      $11.213         1,910
                             2008        $11.213      $10.199         1,725
                             2009        $10.199      $11.816         1,478
                             2010        $11.816      $12.500         1,292
                             2011        $12.500      $13.660         1,152
                             2012        $13.660      $14.535         1,055
                             2013        $14.535      $12.912           999
                             2014        $12.912      $13.025           917
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.207      $10.232         4,966
                             2006        $10.232      $10.399         3,252
                             2007        $10.399      $11.066         3,238
                             2008        $11.066      $11.350         2,425
                             2009        $11.350      $12.668         2,475
                             2010        $12.668      $13.402         2,438
                             2011        $13.402      $13.588         1,568
                             2012        $13.588      $14.571         1,396
                             2013        $14.571      $13.978         1,079
                             2014        $13.978      $14.263           502
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.746      $10.804           406
                             2006        $10.804      $11.714           421
                             2007        $11.714      $10.952           459
                             2008        $10.952      $ 7.375           463
                             2009        $ 7.375      $ 7.097             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.146      $10.413             0
                             2006        $10.413      $11.348             0
                             2007        $11.348      $11.805             0
                             2008        $11.805      $10.663             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.412      $10.764        1,413
                             2006        $10.764      $11.516        1,445
                             2007        $11.516      $12.674        1,373
                             2008        $12.674      $ 7.112        1,691
                             2009        $ 7.112      $ 9.867        1,426
                             2010        $ 9.867      $11.200        1,319
                             2011        $11.200      $11.109          676
                             2012        $11.109      $12.816          585
                             2013        $12.816      $17.663          379
                             2014        $17.663      $18.812            0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.024      $11.186        1,795
                             2006        $11.186      $12.988        2,106
                             2007        $12.988      $13.092        1,995
                             2008        $13.092      $ 8.164        1,911
                             2009        $ 8.164      $10.006        1,636
                             2010        $10.006      $11.235        1,427
                             2011        $11.235      $10.882        1,316
                             2012        $10.882      $12.449        1,192
                             2013        $12.449      $15.763        1,071
                             2014        $15.763      $16.520          985
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.306      $11.647            0
                             2006        $11.647      $11.831            0
                             2007        $11.831      $14.083            0
                             2008        $14.083      $ 6.980            0
                             2009        $ 6.980      $11.279            0
                             2010        $11.279      $13.532            0
                             2011        $13.532      $12.839            0
                             2012        $12.839      $14.328            0
                             2013        $14.328      $20.711            0
                             2014        $20.711      $21.500            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.758      $14.576        2,849
                             2006        $14.576      $19.636        1,482
                             2007        $19.636      $15.893        1,279
                             2008        $15.893      $ 9.633        1,442
                             2009        $ 9.633      $12.111        1,238
                             2010        $12.111      $15.350        1,035
                             2011        $15.350      $15.871          734
                             2012        $15.871      $17.955          664
                             2013        $17.955      $17.877          573
                             2014        $17.877      $22.641          440
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.016      $15.521          222
                             2006        $15.521      $21.187          191
                             2007        $21.187      $28.527          139
                             2008        $28.527      $ 9.830          279
                             2009        $ 9.830      $20.506          173
                             2010        $20.506      $25.451          154
                             2011        $25.451      $18.495           69
                             2012        $18.495      $23.490           60
                             2013        $23.490      $25.748           39
                             2014        $25.748      $25.090            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.363      $18.350            0
                             2006        $18.350      $22.354            0
                             2007        $22.354      $31.791            0
                             2008        $31.791      $16.758            0
                             2009        $16.758      $25.833            0
                             2010        $25.833      $32.668            0
                             2011        $32.668      $26.708            0
                             2012        $26.708      $27.017            0
                             2013        $27.017      $29.221            0
                             2014        $29.221      $23.130            0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.844      $ 9.653            0
                             2006        $ 9.653      $10.263            0
                             2007        $10.263      $10.449            0
                             2008        $10.449      $ 8.885            0
                             2009        $ 8.885      $ 9.899            0
                             2010        $ 9.899      $10.168            0
                             2011        $10.168      $ 9.724            0
                             2012        $ 9.724      $ 9.641            0
                             2013        $ 9.641      $ 9.911            0
                             2014        $ 9.911      $ 9.594            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.791      $10.934          782
                             2006        $10.934      $11.806        1,371
                             2007        $11.806      $11.513        1,027
                             2008        $11.513      $ 7.786          937
                             2009        $ 7.786      $11.798          837
                             2010        $11.798      $13.241          751
                             2011        $13.241      $13.121          671
                             2012        $13.121      $15.159          595
                             2013        $15.159      $15.732          529
                             2014        $15.732      $15.161          469

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 2.15

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.134      $11.309             0
                             2006        $11.309      $13.152             0
                             2007        $13.152      $17.121             0
                             2008        $17.121      $ 9.160             0
                             2009        $ 9.160      $13.493             0
                             2010        $13.493      $14.987             0
                             2011        $14.987      $14.558             0
                             2012        $14.558      $16.776             0
                             2013        $16.776      $22.104             0
                             2014        $22.104      $24.512             0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.019      $10.942             0
                             2006        $10.942      $11.220             0
                             2007        $11.220      $13.120             0
                             2008        $13.120      $ 6.887             0
                             2009        $ 6.887      $ 9.913             0
                             2010        $ 9.913      $10.941             0
                             2011        $10.941      $10.614             0
                             2012        $10.614      $11.347             0
                             2013        $11.347      $14.927             0
                             2014        $14.927      $16.132             0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.539      $11.286             0
                             2006        $11.286      $12.123             0
                             2007        $12.123      $15.555             0
                             2008        $15.555      $ 6.314        18,946
                             2009        $ 6.314      $ 9.339        18,946
                             2010        $ 9.339      $10.853             0
                             2011        $10.853      $ 9.697             0
                             2012        $ 9.697      $10.966             0
                             2013        $10.966      $14.515             0
                             2014        $14.515      $15.264             0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.450             0
                             2008        $ 9.450      $ 5.858         2,596
                             2009        $ 5.858      $ 7.407         2,582
                             2010        $ 7.407      $ 8.443         2,570
                             2011        $ 8.443      $ 7.742             0
                             2012        $ 7.742      $ 8.701             0
                             2013        $ 8.701      $11.241             0
                             2014        $11.241      $12.015             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.688             0
                             2008        $ 9.688      $ 6.096             0
                             2009        $ 6.096      $ 7.419             0
                             2010        $ 7.419      $ 7.939             0
                             2011        $ 7.939      $ 8.145             0
                             2012        $ 8.145      $ 9.275             0
                             2013        $ 9.275      $12.001             0
                             2014        $12.001      $13.105             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.132      $10.279            0
                             2006        $10.279      $10.765            0
                             2007        $10.765      $12.119            0
                             2008        $12.119      $ 8.421          109
                             2009        $ 8.421      $10.600          109
                             2010        $10.600      $11.808          108
                             2011        $11.808      $11.218          109
                             2012        $11.218      $12.307          113
                             2013        $12.307      $13.875          123
                             2014        $13.875      $14.314          124
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.295      $12.880        1,479
                             2006        $12.880      $14.030        1,454
                             2007        $14.030      $16.085        1,197
                             2008        $16.085      $ 9.010        1,763
                             2009        $ 9.010      $11.932        1,704
                             2010        $11.932      $13.638        1,549
                             2011        $13.638      $12.960        1,428
                             2012        $12.960      $14.713        1,134
                             2013        $14.713      $18.833        1,057
                             2014        $18.833      $20.555          993
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.750      $11.095        7,712
                             2006        $11.095      $13.007        7,072
                             2007        $13.007      $12.875        6,500
                             2008        $12.875      $ 7.197        8,417
                             2009        $ 7.197      $ 9.137        8,329
                             2010        $ 9.137      $10.264        7,490
                             2011        $10.264      $10.099        5,648
                             2012        $10.099      $11.555        5,322
                             2013        $11.555      $14.438        4,931
                             2014        $14.438      $15.310        4,672
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.727      $10.032            0
                             2006        $10.032      $10.452            0
                             2007        $10.452      $12.939            0
                             2008        $12.939      $ 6.664            0
                             2009        $ 6.664      $ 8.336            0
                             2010        $ 8.336      $10.092            0
                             2011        $10.092      $ 9.863            0
                             2012        $ 9.863      $11.029            0
                             2013        $11.029      $14.662            0
                             2014        $14.662      $15.910            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.579      $10.813            0
                             2006        $10.813      $12.202            0
                             2007        $12.202      $12.544            0
                             2008        $12.544      $ 7.705        1,127
                             2009        $ 7.705      $ 9.513        1,113
                             2010        $ 9.513      $10.669        1,102
                             2011        $10.669      $10.615          136
                             2012        $10.615      $11.998          130
                             2013        $11.998      $15.470          105
                             2014        $15.470      $17.132           97

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.130      $10.091        1,826
                             2006        $10.091      $10.272        1,826
                             2007        $10.272      $10.450        1,826
                             2008        $10.450      $ 9.861        2,057
                             2009        $ 9.861      $11.131        2,068
                             2010        $11.131      $11.702        1,842
                             2011        $11.702      $12.244        1,833
                             2012        $12.244      $12.638          246
                             2013        $12.638      $12.098          268
                             2014        $12.098      $12.491          268
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.882      $ 9.929        3,490
                             2006        $ 9.929      $10.155        3,633
                             2007        $10.155      $10.417        3,232
                             2008        $10.417      $10.465        3,763
                             2009        $10.465      $10.278        4,430
                             2010        $10.278      $10.054        4,467
                             2011        $10.054      $ 9.829        2,972
                             2012        $ 9.829      $ 9.608        3,233
                             2013        $ 9.608      $ 9.393        3,670
                             2014        $ 9.393      $ 9.183        3,799
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.840      $12.588        1,269
                             2006        $12.588      $14.492        1,177
                             2007        $14.492      $16.580          930
                             2008        $16.580      $ 9.082        1,097
                             2009        $ 9.082      $11.205        1,129
                             2010        $11.205      $12.359        1,004
                             2011        $12.359      $ 9.986        1,039
                             2012        $ 9.986      $11.750          946
                             2013        $11.750      $14.951          854
                             2014        $14.951      $13.402          956
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.511      $11.684            0
                             2006        $11.684      $12.722            0
                             2007        $12.722      $15.263            0
                             2008        $15.263      $ 8.841          804
                             2009        $ 8.841      $11.001          799
                             2010        $11.001      $11.959          796
                             2011        $11.959      $10.924            0
                             2012        $10.924      $11.150            0
                             2013        $11.150      $12.803            0
                             2014        $12.803      $12.864            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.018            0
                             2013        $ 9.018      $12.323            0
                             2014        $12.323      $13.029            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.217      $10.845            0
                             2006        $10.845      $11.244            0
                             2007        $11.244      $12.279            0
                             2008        $12.279      $ 6.886            0
                             2009        $ 6.886      $ 8.126            0
                             2010        $ 8.126      $ 9.151            0
                             2011        $ 9.151      $ 8.219            0
                             2012        $ 8.219      $ 9.410            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734            0
                             2007        $10.734      $11.317            0
                             2008        $11.317      $ 7.708            0
                             2009        $ 7.708      $ 9.643            0
                             2010        $ 9.643      $10.298            0
                             2011        $10.298      $10.037            0
                             2012        $10.037      $11.147            0
                             2013        $11.147      $14.049            0
                             2014        $14.049      $14.810            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.361          267
                             2012        $11.361      $11.351          267
                             2013        $11.351      $10.779          267
                             2014        $10.779      $10.945          267
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.991      $11.789        7,269
                             2006        $11.789      $13.365        6,876
                             2007        $13.365      $13.392        6,248
                             2008        $13.392      $ 8.874        6,338
                             2009        $ 8.874      $10.766        6,552
                             2010        $10.766      $11.807        5,971
                             2011        $11.807      $11.281        5,332
                             2012        $11.281      $12.608        5,132
                             2013        $12.608      $16.486        4,569
                             2014        $16.486      $17.721        4,279
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.897      $11.427          246
                             2006        $11.427      $12.398          246
                             2007        $12.398      $13.242          246
                             2008        $13.242      $ 9.231        1,270
                             2009        $ 9.231      $11.718        1,268
                             2010        $11.718      $13.032        1,264
                             2011        $13.032      $11.911          350
                             2012        $11.911      $12.879          357
                             2013        $12.879      $16.173          352
                             2014        $16.173      $16.468          356
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.019      $11.969            0
                             2006        $11.969      $12.277            0
                             2007        $12.277      $14.111            0
                             2008        $14.111      $ 7.333            0
                             2009        $ 7.333      $11.209            0
                             2010        $11.209      $13.945            0
                             2011        $13.945      $12.356            0
                             2012        $12.356      $13.481            0
                             2013        $13.481      $18.002            0
                             2014        $18.002      $18.950            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.656      $10.982            0
                             2006        $10.982      $12.125            0
                             2007        $12.125      $12.013            0
                             2008        $12.013      $ 5.647        1,098
                             2009        $ 5.647      $ 8.155        1,086
                             2010        $ 8.155      $ 8.526        1,087
                             2011        $ 8.526      $ 8.051           80
                             2012        $ 8.051      $ 9.259           75
                             2013        $ 9.259      $12.062           73
                             2014        $12.062      $12.544           72

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.103      $10.200         267
                             2006        $10.200      $10.281         267
                             2007        $10.281      $10.753         267
                             2008        $10.753      $10.670         267
                             2009        $10.670      $10.520         267
                             2010        $10.520      $10.786         267
                             2011        $10.786      $10.819           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.762           0
                             2009        $ 6.762      $11.837           0
                             2010        $11.837      $14.465           0
                             2011        $14.465      $ 9.568           0
                             2012        $ 9.568      $10.584           0
                             2013        $10.584      $11.824           0
                             2014        $11.824      $10.159           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.209      $12.053           0
                             2006        $12.053      $13.558           0
                             2007        $13.558      $14.202           0
                             2008        $14.202      $10.009         547
                             2009        $10.009      $13.005         521
                             2010        $13.005      $14.666         506
                             2011        $14.666      $13.909         509
                             2012        $13.909      $15.063         259
                             2013        $15.063      $18.524         223
                             2014        $18.524      $19.635         228
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.906           0
                             2006        $10.906      $12.993           0
                             2007        $12.993      $11.923           0
                             2008        $11.923      $ 7.468           0
                             2009        $ 7.468      $ 7.057           0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.537      $11.089           0
                             2006        $11.089      $11.970           0
                             2007        $11.970      $12.902           0
                             2008        $12.902      $10.586           0
                             2009        $10.586      $12.996           0
                             2010        $12.996      $13.735           0
                             2011        $13.735      $13.608           0
                             2012        $13.608      $15.081           0
                             2013        $15.081      $17.661           0
                             2014        $17.661      $18.686           0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.223      $11.655           0
                             2006        $11.655      $13.452           0
                             2007        $13.452      $15.547           0
                             2008        $15.547      $14.589           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.395      $12.539           0
                             2006        $12.539      $13.375           0
                             2007        $13.375      $17.861           0
                             2008        $17.861      $ 9.723           0
                             2009        $ 9.723      $13.877           0
                             2010        $13.877      $14.444           0
                             2011        $14.444      $13.139           0
                             2012        $13.139      $15.907           0
                             2013        $15.907      $20.352           0
                             2014        $20.352      $21.579           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.245      $12.192            0
                             2006        $12.192      $13.202            0
                             2007        $13.202      $13.695            0
                             2008        $13.695      $ 8.535            0
                             2009        $ 8.535      $10.224            0
                             2010        $10.224      $10.943            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.238      $10.381            0
                             2006        $10.381      $11.962            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.335      $10.703            0
                             2006        $10.703      $12.320            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.683        2,048
                             2014        $14.683      $14.717        2,064
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.563      $10.538        3,292
                             2006        $10.538      $11.331        3,272
                             2007        $11.331      $11.245        3,002
                             2008        $11.245      $ 7.842        3,928
                             2009        $ 7.842      $11.132        3,672
                             2010        $11.132      $12.448        3,380
                             2011        $12.448      $12.637        1,952
                             2012        $12.637      $14.135        1,882
                             2013        $14.135      $14.261            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.384      $10.580            0
                             2006        $10.580      $11.098            0
                             2007        $11.098      $12.043            0
                             2008        $12.043      $ 7.419          155
                             2009        $ 7.419      $10.087          132
                             2010        $10.087      $11.058          129
                             2011        $11.058      $10.850          133
                             2012        $10.850      $12.375          126
                             2013        $12.375      $15.732          103
                             2014        $15.732      $17.087           97
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.720      $11.215            0
                             2006        $11.215      $12.355            0
                             2007        $12.355      $13.288            0
                             2008        $13.288      $ 8.669          923
                             2009        $ 8.669      $10.725          918
                             2010        $10.725      $11.624          914
                             2011        $11.624      $11.088            0
                             2012        $11.088      $12.879            0
                             2013        $12.879      $16.585            0
                             2014        $16.585      $17.949            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.862      $10.126            0
                             2006        $10.126      $11.178            0
                             2007        $11.178      $11.171            0
                             2008        $11.171      $ 6.604        1,098
                             2009        $ 6.604      $10.518        1,092
                             2010        $10.518      $13.976        1,087
                             2011        $13.976      $12.229            0
                             2012        $12.229      $14.451            0
                             2013        $14.451      $19.948            0
                             2014        $19.948      $18.038            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.694      $10.725           763
                             2006        $10.725      $11.703           763
                             2007        $11.703      $11.889           763
                             2008        $11.889      $ 9.027         2,083
                             2009        $ 9.027      $10.388         2,077
                             2010        $10.388      $11.133         2,061
                             2011        $11.133      $11.055         1,027
                             2012        $11.055      $11.987           763
                             2013        $11.987      $13.914           763
                             2014        $13.914      $14.721           763
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.082      $11.534             0
                             2006        $11.534      $13.587             0
                             2007        $13.587      $14.288             0
                             2008        $14.288      $ 9.393           858
                             2009        $ 9.393      $11.244           854
                             2010        $11.244      $12.224           850
                             2011        $12.224      $11.893             0
                             2012        $11.893      $13.472             0
                             2013        $13.472      $17.856             0
                             2014        $17.856      $19.235             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.651             0
                             2006        $11.651      $11.697             0
                             2007        $11.697      $12.123             0
                             2008        $12.123      $ 6.018             0
                             2009        $ 6.018      $ 7.780             0
                             2010        $ 7.780      $ 9.671             0
                             2011        $ 9.671      $ 9.533             0
                             2012        $ 9.533      $10.824             0
                             2013        $10.824      $14.350             0
                             2014        $14.350      $14.802             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.296      $12.595         1,269
                             2006        $12.595      $14.450         1,181
                             2007        $14.450      $14.982         1,029
                             2008        $14.982      $ 8.738        18,728
                             2009        $ 8.738      $11.903        18,643
                             2010        $11.903      $13.463         1,017
                             2011        $13.463      $12.038           961
                             2012        $12.038      $14.232           885
                             2013        $14.232      $17.667           819
                             2014        $17.667      $17.624           826
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.230      $12.044         2,225
                             2006        $12.044      $13.500         2,163
                             2007        $13.500      $13.011         2,084
                             2008        $13.011      $ 7.884         2,247
                             2009        $ 7.884      $10.549         2,138
                             2010        $10.549      $12.690         1,809
                             2011        $12.690      $12.109         1,696
                             2012        $12.109      $13.928           850
                             2013        $13.928      $19.145           713
                             2014        $19.145      $20.895           657

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.296      $10.583        4,134
                             2006        $10.583      $10.572        3,049
                             2007        $10.572      $10.708        2,938
                             2008        $10.708      $10.218        4,709
                             2009        $10.218      $11.549        4,792
                             2010        $11.549      $12.249        4,688
                             2011        $12.249      $12.784        3,110
                             2012        $12.784      $13.851          806
                             2013        $13.851      $13.608          862
                             2014        $13.608      $14.786          850
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.876      $ 9.922          795
                             2006        $ 9.922      $10.147          795
                             2007        $10.147      $10.401          795
                             2008        $10.401      $10.396        3,790
                             2009        $10.396      $10.174        3,856
                             2010        $10.174      $ 9.950        3,891
                             2011        $ 9.950      $ 9.732        1,674
                             2012        $ 9.732      $ 9.519        1,607
                             2013        $ 9.519      $ 9.310        1,650
                             2014        $ 9.310      $ 9.102        1,723
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.508      $10.487          257
                             2006        $10.487      $10.324          257
                             2007        $10.324      $11.168          257
                             2008        $11.168      $10.148          918
                             2009        $10.148      $11.745          923
                             2010        $11.745      $12.412          908
                             2011        $12.412      $13.550          872
                             2012        $13.550      $14.404          473
                             2013        $14.404      $12.782          510
                             2014        $12.782      $12.880          518
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.197      $10.212        6,260
                             2006        $10.212      $10.368        5,143
                             2007        $10.368      $11.022        5,032
                             2008        $11.022      $11.293        6,237
                             2009        $11.293      $12.592        6,277
                             2010        $12.592      $13.308        5,926
                             2011        $13.308      $13.479        4,412
                             2012        $13.479      $14.439          529
                             2013        $14.439      $13.837          558
                             2014        $13.837      $14.104          564
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.739      $10.785            0
                             2006        $10.785      $11.682            0
                             2007        $11.682      $10.911            0
                             2008        $10.911      $ 7.340            0
                             2009        $ 7.340      $ 7.061            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.136      $10.393          264
                             2006        $10.393      $11.315          264
                             2007        $11.315      $11.758          264
                             2008        $11.758      $10.620            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.403      $10.743         1,813
                             2006        $10.743      $11.481         1,813
                             2007        $11.481      $12.623         1,813
                             2008        $12.623      $ 7.076         2,407
                             2009        $ 7.076      $ 9.808         2,378
                             2010        $ 9.808      $11.121         2,128
                             2011        $11.121      $11.019         2,111
                             2012        $11.019      $12.700           231
                             2013        $12.700      $17.485           198
                             2014        $17.485      $18.603           189
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.014      $11.165           247
                             2006        $11.165      $12.949           247
                             2007        $12.949      $13.040           247
                             2008        $13.040      $ 8.124        18,755
                             2009        $ 8.124      $ 9.946        18,736
                             2010        $ 9.946      $11.156         2,148
                             2011        $11.156      $10.794         1,218
                             2012        $10.794      $12.336           802
                             2013        $12.336      $15.604           728
                             2014        $15.604      $16.337           735
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.297      $11.624           277
                             2006        $11.624      $11.796           277
                             2007        $11.796      $14.027           277
                             2008        $14.027      $ 6.945           336
                             2009        $ 6.945      $11.211           331
                             2010        $11.211      $13.437           327
                             2011        $13.437      $12.736           324
                             2012        $12.736      $14.198           327
                             2013        $14.198      $20.502           322
                             2014        $20.502      $21.262           320
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.746      $14.547         4,118
                             2006        $14.547      $19.578         3,664
                             2007        $19.578      $15.830         3,869
                             2008        $15.830      $ 9.584        29,447
                             2009        $ 9.584      $12.038        29,312
                             2010        $12.038      $15.242         4,699
                             2011        $15.242      $15.744         3,609
                             2012        $15.744      $17.793         1,615
                             2013        $17.793      $17.697         1,815
                             2014        $17.697      $22.389         1,463
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.005      $15.491             0
                             2006        $15.491      $21.124             0
                             2007        $21.124      $28.413             0
                             2008        $28.413      $ 9.781           119
                             2009        $ 9.781      $20.382           119
                             2010        $20.382      $25.272           114
                             2011        $25.272      $18.346           109
                             2012        $18.346      $23.277             0
                             2013        $23.277      $25.489             0
                             2014        $25.489      $24.812             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.352      $18.314            0
                             2006        $18.314      $22.288          896
                             2007        $22.288      $31.665          863
                             2008        $31.665      $16.674          818
                             2009        $16.674      $25.677          789
                             2010        $25.677      $32.438          756
                             2011        $32.438      $26.492          641
                             2012        $26.492      $26.772          950
                             2013        $26.772      $28.926           65
                             2014        $28.926      $22.873           63
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.835      $ 9.634            0
                             2006        $ 9.634      $10.233            0
                             2007        $10.233      $10.407            0
                             2008        $10.407      $ 8.840        1,179
                             2009        $ 8.840      $ 9.840        1,172
                             2010        $ 9.840      $10.097        1,167
                             2011        $10.097      $ 9.646            0
                             2012        $ 9.646      $ 9.554            0
                             2013        $ 9.554      $ 9.811            0
                             2014        $ 9.811      $ 9.488            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.781      $10.912          907
                             2006        $10.912      $11.771          907
                             2007        $11.771      $11.467          907
                             2008        $11.467      $ 7.747        1,488
                             2009        $ 7.747      $11.727        1,421
                             2010        $11.727      $13.147        1,283
                             2011        $13.147      $13.016        1,276
                             2012        $13.016      $15.022          207
                             2013        $15.022      $15.573          209
                             2014        $15.573      $14.993          223

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.130      $11.298         4,025
                             2006        $11.298      $13.132         5,908
                             2007        $13.132      $17.087         6,031
                             2008        $17.087      $ 9.137         5,782
                             2009        $ 9.137      $13.452         3,398
                             2010        $13.452      $14.934         2,444
                             2011        $14.934      $14.500         1,819
                             2012        $14.500      $16.700         1,714
                             2013        $16.700      $21.992         1,529
                             2014        $21.992      $24.376         1,173
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.014      $10.931         3,362
                             2006        $10.931      $11.204         6,679
                             2007        $11.204      $13.093         6,768
                             2008        $13.093      $ 6.870         2,608
                             2009        $ 6.870      $ 9.883         2,626
                             2010        $ 9.883      $10.902         2,004
                             2011        $10.902      $10.571         1,373
                             2012        $10.571      $11.295         1,052
                             2013        $11.295      $14.851           951
                             2014        $14.851      $16.042           930
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.535      $11.275         8,135
                             2006        $11.275      $12.105        14,126
                             2007        $12.105      $15.524        10,838
                             2008        $15.524      $ 6.298         9,160
                             2009        $ 6.298      $ 9.311         6,121
                             2010        $ 9.311      $10.814         4,138
                             2011        $10.814      $ 9.658         1,953
                             2012        $ 9.658      $10.916         1,344
                             2013        $10.916      $14.441         1,265
                             2014        $14.441      $15.179         1,253
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.446         1,968
                             2008        $ 9.446      $ 5.853         1,197
                             2009        $ 5.853      $ 7.397           328
                             2010        $ 7.397      $ 8.427           163
                             2011        $ 8.427      $ 7.724           162
                             2012        $ 7.724      $ 8.676            81
                             2013        $ 8.676      $11.203             0
                             2014        $11.203      $11.968             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.685         2,118
                             2008        $ 9.685      $ 6.091         1,880
                             2009        $ 6.091      $ 7.409         1,906
                             2010        $ 7.409      $ 7.924         2,023
                             2011        $ 7.924      $ 8.125           515
                             2012        $ 8.125      $ 9.248             0
                             2013        $ 9.248      $11.960        13,541
                             2014        $11.960      $13.054        13,541

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.127      $10.269           857
                             2006        $10.269      $10.749         6,558
                             2007        $10.749      $12.094         9,610
                             2008        $12.094      $ 8.400         4,539
                             2009        $ 8.400      $10.568         4,632
                             2010        $10.568      $11.766         4,311
                             2011        $11.766      $11.173         4,238
                             2012        $11.173      $12.251         4,239
                             2013        $12.251      $13.805         4,243
                             2014        $13.805      $14.234         4,251
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.290      $12.867         8,853
                             2006        $12.867      $14.009        50,416
                             2007        $14.009      $16.053        21,355
                             2008        $16.053      $ 8.988        22,621
                             2009        $ 8.988      $11.896        22,489
                             2010        $11.896      $13.590        20,065
                             2011        $13.590      $12.908        19,225
                             2012        $12.908      $14.646        18,058
                             2013        $14.646      $18.738        15,025
                             2014        $18.738      $20.441        10,676
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.745      $11.084        12,553
                             2006        $11.084      $12.988        22,674
                             2007        $12.988      $12.849        23,919
                             2008        $12.849      $ 7.179        14,844
                             2009        $ 7.179      $ 9.109        15,575
                             2010        $ 9.109      $10.228         7,495
                             2011        $10.228      $10.058         6,959
                             2012        $10.058      $11.502         6,110
                             2013        $11.502      $14.365         5,339
                             2014        $14.365      $15.225         4,638
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.723      $10.022         2,183
                             2006        $10.022      $10.436         2,175
                             2007        $10.436      $12.913         1,964
                             2008        $12.913      $ 6.647         1,195
                             2009        $ 6.647      $ 8.310         1,570
                             2010        $ 8.310      $10.057         1,381
                             2011        $10.057      $ 9.823         1,385
                             2012        $ 9.823      $10.979         1,049
                             2013        $10.979      $14.588           929
                             2014        $14.588      $15.822           912
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.575      $10.803        21,389
                             2006        $10.803      $12.184        24,147
                             2007        $12.184      $12.519        16,342
                             2008        $12.519      $ 7.686        15,389
                             2009        $ 7.686      $ 9.484        13,481
                             2010        $ 9.484      $10.631        15,804
                             2011        $10.631      $10.572         8,492
                             2012        $10.572      $11.943         6,906
                             2013        $11.943      $15.392         2,395
                             2014        $15.392      $17.036        10,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.126      $10.081        14,528
                             2006        $10.081      $10.257        20,760
                             2007        $10.257      $10.429        33,308
                             2008        $10.429      $ 9.837        20,532
                             2009        $ 9.837      $11.097        20,401
                             2010        $11.097      $11.660        20,040
                             2011        $11.660      $12.194        17,569
                             2012        $12.194      $12.581        17,926
                             2013        $12.581      $12.037         4,434
                             2014        $12.037      $12.421         3,766
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.878      $ 9.919        23,664
                             2006        $ 9.919      $10.140        26,813
                             2007        $10.140      $10.396        18,907
                             2008        $10.396      $10.438        12,847
                             2009        $10.438      $10.247        12,906
                             2010        $10.247      $10.018        10,587
                             2011        $10.018      $ 9.789         6,965
                             2012        $ 9.789      $ 9.565         6,817
                             2013        $ 9.565      $ 9.346         6,949
                             2014        $ 9.346      $ 9.132         7,549
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.835      $12.575         5,549
                             2006        $12.575      $14.471        11,617
                             2007        $14.471      $16.547        12,513
                             2008        $16.547      $ 9.059        13,304
                             2009        $ 9.059      $11.171        12,594
                             2010        $11.171      $12.315        11,830
                             2011        $12.315      $ 9.946        11,132
                             2012        $ 9.946      $11.697        10,189
                             2013        $11.697      $14.875         9,216
                             2014        $14.875      $13.327        12,014
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.506      $11.673           814
                             2006        $11.673      $12.703           892
                             2007        $12.703      $15.232           408
                             2008        $15.232      $ 8.819         1,431
                             2009        $ 8.819      $10.968         5,583
                             2010        $10.968      $11.917         5,871
                             2011        $11.917      $10.880         5,879
                             2012        $10.880      $11.100         5,431
                             2013        $11.100      $12.738         4,813
                             2014        $12.738      $12.793         4,527
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.977           582
                             2013        $ 8.977      $12.260           582
                             2014        $12.260      $12.957           581
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.213      $10.834           374
                             2006        $10.834      $11.227         3,116
                             2007        $11.227      $12.254         3,003
                             2008        $12.254      $ 6.869           972
                             2009        $ 6.869      $ 8.101           742
                             2010        $ 8.101      $ 9.119           584
                             2011        $ 9.119      $ 8.186           583
                             2012        $ 8.186      $ 9.371             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.730         3,274
                             2007        $10.730      $11.308         2,776
                             2008        $11.308      $ 7.698         3,059
                             2009        $ 7.698      $ 9.625         3,018
                             2010        $ 9.625      $10.273         2,259
                             2011        $10.273      $10.008         1,670
                             2012        $10.008      $11.109           277
                             2013        $11.109      $13.994           237
                             2014        $13.994      $14.744           224
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.315             0
                             2012        $11.315      $11.299             0
                             2013        $11.299      $10.724             0
                             2014        $10.724      $10.884             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.986      $11.777        13,897
                             2006        $11.777      $13.345        14,963
                             2007        $13.345      $13.366         8,886
                             2008        $13.366      $ 8.852         7,906
                             2009        $ 8.852      $10.733         8,902
                             2010        $10.733      $11.765         9,770
                             2011        $11.765      $11.235         6,079
                             2012        $11.235      $12.551         5,117
                             2013        $12.551      $16.403         2,833
                             2014        $16.403      $17.623         2,607
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.892      $11.416         6,590
                             2006        $11.416      $12.379         6,560
                             2007        $12.379      $13.216         5,005
                             2008        $13.216      $ 9.208         4,981
                             2009        $ 9.208      $11.682         5,034
                             2010        $11.682      $12.987         4,283
                             2011        $12.987      $11.863         3,420
                             2012        $11.863      $12.820         3,187
                             2013        $12.820      $16.091         4,596
                             2014        $16.091      $16.376         8,161
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.014      $11.958         1,055
                             2006        $11.958      $12.258         1,123
                             2007        $12.258      $14.083         1,025
                             2008        $14.083      $ 7.314         1,261
                             2009        $ 7.314      $11.175           805
                             2010        $11.175      $13.896           625
                             2011        $13.896      $12.306             0
                             2012        $12.306      $13.420             0
                             2013        $13.420      $17.911             0
                             2014        $17.911      $18.845             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.651      $10.972         9,041
                             2006        $10.972      $12.107         8,335
                             2007        $12.107      $11.988         8,449
                             2008        $11.988      $ 5.633         6,071
                             2009        $ 5.633      $ 8.131         4,649
                             2010        $ 8.131      $ 8.496         3,697
                             2011        $ 8.496      $ 8.019           853
                             2012        $ 8.019      $ 9.217           244
                             2013        $ 9.217      $12.001           249
                             2014        $12.001      $12.474           246

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.098      $10.190           112
                             2006        $10.190      $10.265           442
                             2007        $10.265      $10.732           590
                             2008        $10.732      $10.643         1,909
                             2009        $10.643      $10.488           104
                             2010        $10.488      $10.747             0
                             2011        $10.747      $10.779             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.745         1,022
                             2009        $ 6.745      $11.801         2,171
                             2010        $11.801      $14.414         4,779
                             2011        $14.414      $ 9.529         4,917
                             2012        $ 9.529      $10.536         4,544
                             2013        $10.536      $11.764         4,095
                             2014        $11.764      $10.102         3,875
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.204      $12.042        16,349
                             2006        $12.042      $13.538        19,740
                             2007        $13.538      $14.173        18,073
                             2008        $14.173      $ 9.984        15,967
                             2009        $ 9.984      $12.966        11,276
                             2010        $12.966      $14.614         9,669
                             2011        $14.614      $13.853         7,918
                             2012        $13.853      $14.994         7,014
                             2013        $14.994      $18.430         6,125
                             2014        $18.430      $19.526         3,871
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.903             0
                             2006        $10.903      $12.982         1,608
                             2007        $12.982      $11.907         1,499
                             2008        $11.907      $ 7.454        10,377
                             2009        $ 7.454      $ 7.042             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.532      $11.079         4,075
                             2006        $11.079      $11.952        10,584
                             2007        $11.952      $12.877        11,173
                             2008        $12.877      $10.560         8,596
                             2009        $10.560      $12.956        11,223
                             2010        $12.956      $13.686         9,973
                             2011        $13.686      $13.554         9,614
                             2012        $13.554      $15.012         8,124
                             2013        $15.012      $17.571         5,867
                             2014        $17.571      $18.582         5,384
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.218      $11.644           752
                             2006        $11.644      $13.432           717
                             2007        $13.432      $15.516           596
                             2008        $15.516      $14.557             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.390      $12.526           213
                             2006        $12.526      $13.355           213
                             2007        $13.355      $17.825         6,005
                             2008        $17.825      $ 9.698        14,617
                             2009        $ 9.698      $13.835        12,181
                             2010        $13.835      $14.393        11,048
                             2011        $14.393      $13.086        11,339
                             2012        $13.086      $15.835        10,047
                             2013        $15.835      $20.249         8,699
                             2014        $20.249      $21.459         4,833

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $12.180        11,212
                             2006        $12.180      $13.182        13,239
                             2007        $13.182      $13.667        11,419
                             2008        $13.667      $ 8.513         9,818
                             2009        $ 8.513      $10.193         6,138
                             2010        $10.193      $10.908             0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.234      $10.371         1,901
                             2006        $10.371      $11.944         2,011
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.330      $10.692           413
                             2006        $10.692      $12.302         1,697
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.609         3,789
                             2014        $14.609      $14.635         3,568
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.558      $10.528         3,630
                             2006        $10.528      $11.314         6,054
                             2007        $11.314      $11.223         6,119
                             2008        $11.223      $ 7.822         3,240
                             2009        $ 7.822      $11.098         3,573
                             2010        $11.098      $12.404         3,642
                             2011        $12.404      $12.586         3,508
                             2012        $12.586      $14.071         3,529
                             2013        $14.071      $14.192             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.379      $10.570        10,095
                             2006        $10.570      $11.082         9,597
                             2007        $11.082      $12.019         3,695
                             2008        $12.019      $ 7.400         3,867
                             2009        $ 7.400      $10.056         3,147
                             2010        $10.056      $11.019         2,537
                             2011        $11.019      $10.806           571
                             2012        $10.806      $12.318           319
                             2013        $12.318      $15.652           312
                             2014        $15.652      $16.992           227
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.715      $11.205           246
                             2006        $11.205      $12.337           303
                             2007        $12.337      $13.261           289
                             2008        $13.261      $ 8.647           343
                             2009        $ 8.647      $10.692           397
                             2010        $10.692      $11.583            93
                             2011        $11.583      $11.043             0
                             2012        $11.043      $12.821             0
                             2013        $12.821      $16.502             0
                             2014        $16.502      $17.849             0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.857      $10.116           497
                             2006        $10.116      $11.162           501
                             2007        $11.162      $11.149           497
                             2008        $11.149      $ 6.588           499
                             2009        $ 6.588      $10.486           209
                             2010        $10.486      $13.927           182
                             2011        $13.927      $12.179           173
                             2012        $12.179      $14.385           174
                             2013        $14.385      $19.847           151
                             2014        $19.847      $17.937             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.689      $10.715         3,566
                             2006        $10.715      $11.686         7,359
                             2007        $11.686      $11.865         6,747
                             2008        $11.865      $ 9.005         2,180
                             2009        $ 9.005      $10.357         3,779
                             2010        $10.357      $11.093         3,627
                             2011        $11.093      $11.011         3,615
                             2012        $11.011      $11.933         3,361
                             2013        $11.933      $13.843         3,013
                             2014        $13.843      $14.639         2,853
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.077      $11.523         1,399
                             2006        $11.523      $13.567           898
                             2007        $13.567      $14.260           797
                             2008        $14.260      $ 9.370           661
                             2009        $ 9.370      $11.210           465
                             2010        $11.210      $12.180             0
                             2011        $12.180      $11.845             0
                             2012        $11.845      $13.410         1,162
                             2013        $13.410      $17.766             0
                             2014        $17.766      $19.128             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.647             0
                             2006        $11.647      $11.687        11,485
                             2007        $11.687      $12.106         9,302
                             2008        $12.106      $ 6.007         7,330
                             2009        $ 6.007      $ 7.762         6,908
                             2010        $ 7.762      $ 9.643         4,060
                             2011        $ 9.643      $ 9.501         3,858
                             2012        $ 9.501      $10.782         3,666
                             2013        $10.782      $14.287         3,103
                             2014        $14.287      $14.729         2,949
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.291      $12.583         5,282
                             2006        $12.583      $14.429         8,245
                             2007        $14.429      $14.952         6,303
                             2008        $14.952      $ 8.716         5,588
                             2009        $ 8.716      $11.867         5,468
                             2010        $11.867      $13.415         4,418
                             2011        $13.415      $11.990         1,750
                             2012        $11.990      $14.167         2,802
                             2013        $14.167      $17.577         1,519
                             2014        $17.577      $17.526           938
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.224      $12.032         9,779
                             2006        $12.032      $13.480        12,150
                             2007        $13.480      $12.985        10,609
                             2008        $12.985      $ 7.864         8,715
                             2009        $ 7.864      $10.517         9,238
                             2010        $10.517      $12.645         9,408
                             2011        $12.645      $12.060         7,321
                             2012        $12.060      $13.864         6,695
                             2013        $13.864      $19.048         5,966
                             2014        $19.048      $20.779         3,813

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.291      $10.572        10,061
                             2006        $10.572      $10.556        11,417
                             2007        $10.556      $10.687         8,324
                             2008        $10.687      $10.192         6,546
                             2009        $10.192      $11.514         5,678
                             2010        $11.514      $12.206         4,745
                             2011        $12.206      $12.733         3,645
                             2012        $12.733      $13.788         4,603
                             2013        $13.788      $13.539         3,617
                             2014        $13.539      $14.704         3,355
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.872      $ 9.912         5,232
                             2006        $ 9.912      $10.132         4,492
                             2007        $10.132      $10.381        27,322
                             2008        $10.381      $10.370        18,607
                             2009        $10.370      $10.143        22,386
                             2010        $10.143      $ 9.915        25,477
                             2011        $ 9.915      $ 9.693        22,100
                             2012        $ 9.693      $ 9.475        26,643
                             2013        $ 9.475      $ 9.263        17,916
                             2014        $ 9.263      $ 9.051         9,397
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.503      $10.476        16,860
                             2006        $10.476      $10.308        14,230
                             2007        $10.308      $11.146        14,218
                             2008        $11.146      $10.123        13,770
                             2009        $10.123      $11.709        15,158
                             2010        $11.709      $12.368        15,080
                             2011        $12.368      $13.495        14,489
                             2012        $13.495      $14.338        13,259
                             2013        $14.338      $12.717        12,345
                             2014        $12.717      $12.809         9,155
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.193      $10.202        10,588
                             2006        $10.202      $10.352        16,018
                             2007        $10.352      $10.999        18,254
                             2008        $10.999      $11.264        18,123
                             2009        $11.264      $12.554        22,531
                             2010        $12.554      $13.261        28,856
                             2011        $13.261      $13.425        26,162
                             2012        $13.425      $14.373        24,711
                             2013        $14.373      $13.767        21,681
                             2014        $13.767      $14.026        18,649
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.735      $10.776           679
                             2006        $10.776      $11.666           684
                             2007        $11.666      $10.891           673
                             2008        $10.891      $ 7.322           599
                             2009        $ 7.322      $ 7.043             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.130      $10.383         9,350
                             2006        $10.383      $11.298        10,310
                             2007        $11.298      $11.735         8,637
                             2008        $11.735      $10.599             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.398      $10.732        15,118
                             2006        $10.732      $11.464        19,421
                             2007        $11.464      $12.598        11,074
                             2008        $12.598      $ 7.058        10,952
                             2009        $ 7.058      $ 9.778         9,310
                             2010        $ 9.778      $11.082         8,054
                             2011        $11.082      $10.975         3,370
                             2012        $10.975      $12.642         2,852
                             2013        $12.642      $17.397         2,602
                             2014        $17.397      $18.499         2,377
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.009      $11.154        24,548
                             2006        $11.154      $12.930        25,487
                             2007        $12.930      $13.014        18,070
                             2008        $13.014      $ 8.103        17,220
                             2009        $ 8.103      $ 9.916        13,471
                             2010        $ 9.916      $11.116        13,261
                             2011        $11.116      $10.750         9,160
                             2012        $10.750      $12.280         7,798
                             2013        $12.280      $15.525         6,822
                             2014        $15.525      $16.246         6,341
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.292      $11.613             0
                             2006        $11.613      $11.779             0
                             2007        $11.779      $13.999             0
                             2008        $13.999      $ 6.927             0
                             2009        $ 6.927      $11.177             0
                             2010        $11.177      $13.390             0
                             2011        $13.390      $12.685             0
                             2012        $12.685      $14.134             0
                             2013        $14.134      $20.399             0
                             2014        $20.399      $21.143             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.740      $14.533         8,446
                             2006        $14.533      $19.549         8,865
                             2007        $19.549      $15.798         8,682
                             2008        $15.798      $ 9.560         7,669
                             2009        $ 9.560      $12.002        10,495
                             2010        $12.002      $15.188        10,792
                             2011        $15.188      $15.680        10,019
                             2012        $15.680      $17.712         9,048
                             2013        $17.712      $17.607         8,706
                             2014        $17.607      $22.265         8,011
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.000      $15.476         2,671
                             2006        $15.476      $21.093        61,578
                             2007        $21.093      $28.356         1,887
                             2008        $28.356      $ 9.756         2,425
                             2009        $ 9.756      $20.321         2,710
                             2010        $20.321      $25.183         3,228
                             2011        $25.183      $18.272         3,008
                             2012        $18.272      $23.171         2,928
                             2013        $23.171      $25.360         1,771
                             2014        $25.360      $24.674         1,759

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.346      $18.296           463
                             2006        $18.296      $22.255         2,912
                             2007        $22.255      $31.601         1,702
                             2008        $31.601      $16.633           759
                             2009        $16.633      $25.599         1,554
                             2010        $25.599      $32.323         1,369
                             2011        $32.323      $26.385         1,385
                             2012        $26.385      $26.650         1,233
                             2013        $26.650      $28.780         1,127
                             2014        $28.780      $22.745         1,120
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.830      $ 9.625         3,085
                             2006        $ 9.625      $10.218         3,109
                             2007        $10.218      $10.386         3,775
                             2008        $10.386      $ 8.818         2,587
                             2009        $ 8.818      $ 9.810         1,888
                             2010        $ 9.810      $10.061         1,546
                             2011        $10.061      $ 9.607         1,577
                             2012        $ 9.607      $ 9.511         1,712
                             2013        $ 9.511      $ 9.761         1,871
                             2014        $ 9.761      $ 9.435             0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.776      $10.902        15,092
                             2006        $10.902      $11.754        19,469
                             2007        $11.754      $11.444        14,125
                             2008        $11.444      $ 7.728         9,826
                             2009        $ 7.728      $11.691         7,132
                             2010        $11.691      $13.101         3,486
                             2011        $13.101      $12.963         2,185
                             2012        $12.963      $14.953         1,707
                             2013        $14.953      $15.494         1,712
                             2014        $15.494      $14.910         1,260

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.158      $11.364           155
                             2006        $11.364      $13.250         4,517
                             2007        $13.250      $17.293         4,281
                             2008        $17.293      $ 9.276           892
                             2009        $ 9.276      $13.698           815
                             2010        $13.698      $15.254           660
                             2011        $15.254      $14.855           659
                             2012        $14.855      $17.162           552
                             2013        $17.162      $22.671           552
                             2014        $22.671      $25.205           551
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.042      $10.995         2,125
                             2006        $10.995      $11.304         3,717
                             2007        $11.304      $13.251         2,620
                             2008        $13.251      $ 6.974         1,538
                             2009        $ 6.974      $10.064         1,364
                             2010        $10.064      $11.136           426
                             2011        $11.136      $10.830           425
                             2012        $10.830      $11.608           424
                             2013        $11.608      $15.310           424
                             2014        $15.310      $16.588           423
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.564      $11.341        19,808
                             2006        $11.341      $12.214        23,196
                             2007        $12.214      $15.711        16,263
                             2008        $15.711      $ 6.394        14,268
                             2009        $ 6.394      $ 9.481        12,988
                             2010        $ 9.481      $11.046        12,472
                             2011        $11.046      $ 9.895        12,477
                             2012        $ 9.895      $11.219        12,441
                             2013        $11.219      $14.887         2,330
                             2014        $14.887      $15.695         1,905
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.466           698
                             2008        $ 9.466      $ 5.883             0
                             2009        $ 5.883      $ 7.458             0
                             2010        $ 7.458      $ 8.523             0
                             2011        $ 8.523      $ 7.835             0
                             2012        $ 7.835      $ 8.828             0
                             2013        $ 8.828      $11.435             0
                             2014        $11.435      $12.250             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.705           839
                             2008        $ 9.705      $ 6.123           764
                             2009        $ 6.123      $ 7.470           763
                             2010        $ 7.470      $ 8.014           762
                             2011        $ 8.014      $ 8.243           761
                             2012        $ 8.243      $ 9.411           761
                             2013        $ 9.411      $12.208           760
                             2014        $12.208      $13.365           760

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.155      $10.329         2,469
                             2006        $10.329      $10.846           685
                             2007        $10.846      $12.240           680
                             2008        $12.240      $ 8.528         1,658
                             2009        $ 8.528      $10.761         1,242
                             2010        $10.761      $12.018         1,201
                             2011        $12.018      $11.447         1,102
                             2012        $11.447      $12.590           896
                             2013        $12.590      $14.231           611
                             2014        $14.231      $14.718           445
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.321      $12.942        27,262
                             2006        $12.942      $14.134        33,066
                             2007        $14.134      $16.247        27,583
                             2008        $16.247      $ 9.124        18,431
                             2009        $ 9.124      $12.113        16,271
                             2010        $12.113      $13.881        16,371
                             2011        $13.881      $13.225        16,283
                             2012        $13.225      $15.051        15,397
                             2013        $15.051      $19.316        16,365
                             2014        $19.316      $21.136        15,837
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.775      $11.149        10,195
                             2006        $11.149      $13.104        11,111
                             2007        $13.104      $13.004         6,541
                             2008        $13.004      $ 7.287         7,705
                             2009        $ 7.287      $ 9.276         3,904
                             2010        $ 9.276      $10.447         3,160
                             2011        $10.447      $10.305         2,990
                             2012        $10.305      $11.821         1,903
                             2013        $11.821      $14.808         1,342
                             2014        $14.808      $15.743           670
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.750      $10.081         6,355
                             2006        $10.081      $10.529         5,469
                             2007        $10.529      $13.069         3,754
                             2008        $13.069      $ 6.748         4,688
                             2009        $ 6.748      $ 8.462         2,001
                             2010        $ 8.462      $10.272         1,655
                             2011        $10.272      $10.064         1,596
                             2012        $10.064      $11.283         1,238
                             2013        $11.283      $15.038           946
                             2014        $15.038      $16.360           862
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.604      $10.866        30,063
                             2006        $10.866      $12.293        27,918
                             2007        $12.293      $12.670        22,518
                             2008        $12.670      $ 7.803        32,912
                             2009        $ 7.803      $ 9.658        30,308
                             2010        $ 9.658      $10.859        25,095
                             2011        $10.859      $10.832        23,744
                             2012        $10.832      $12.274        22,234
                             2013        $12.274      $15.867        20,598
                             2014        $15.867      $17.616        18,438

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.154      $10.140        15,474
                             2006        $10.140      $10.349        17,406
                             2007        $10.349      $10.555        34,659
                             2008        $10.555      $ 9.986        33,831
                             2009        $ 9.986      $11.300        26,436
                             2010        $11.300      $11.910        21,249
                             2011        $11.910      $12.494        20,152
                             2012        $12.494      $12.929        18,648
                             2013        $12.929      $12.409         6,564
                             2014        $12.409      $12.844         6,302
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.905      $ 9.977        33,219
                             2006        $ 9.977      $10.230        30,594
                             2007        $10.230      $10.522        58,705
                             2008        $10.522      $10.597        31,819
                             2009        $10.597      $10.434        23,675
                             2010        $10.434      $10.233        19,655
                             2011        $10.233      $10.030        18,638
                             2012        $10.030      $ 9.829        57,835
                             2013        $ 9.829      $ 9.634         7,884
                             2014        $ 9.634      $ 9.442         7,313
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.866      $12.649        10,086
                             2006        $12.649      $14.600        11,504
                             2007        $14.600      $16.746         7,791
                             2008        $16.746      $ 9.197         8,612
                             2009        $ 9.197      $11.376         7,199
                             2010        $11.376      $12.579         7,251
                             2011        $12.579      $10.190         7,927
                             2012        $10.190      $12.021         7,181
                             2013        $12.021      $15.334         8,505
                             2014        $15.334      $13.781         7,653
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.535      $11.741         2,718
                             2006        $11.741      $12.817         5,108
                             2007        $12.817      $15.416         1,454
                             2008        $15.416      $ 8.953         1,059
                             2009        $ 8.953      $11.169           235
                             2010        $11.169      $12.172             0
                             2011        $12.172      $11.147             0
                             2012        $11.147      $11.407             0
                             2013        $11.407      $13.131             0
                             2014        $13.131      $13.228             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.225           584
                             2013        $ 9.225      $12.639           319
                             2014        $12.639      $13.398           231
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.241      $10.898           128
                             2006        $10.898      $11.328           458
                             2007        $11.328      $12.402           125
                             2008        $12.402      $ 6.973           935
                             2009        $ 6.973      $ 8.249           895
                             2010        $ 8.249      $ 9.314           798
                             2011        $ 9.314      $ 8.387           660
                             2012        $ 8.387      $ 9.610             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.752         2,670
                             2007        $10.752      $11.366         1,963
                             2008        $11.366      $ 7.761         1,752
                             2009        $ 7.761      $ 9.734           234
                             2010        $ 9.734      $10.422           233
                             2011        $10.422      $10.184           231
                             2012        $10.184      $11.338           230
                             2013        $11.338      $14.327            76
                             2014        $14.327      $15.142            57
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.593            28
                             2012        $11.593      $11.612             0
                             2013        $11.612      $11.055             0
                             2014        $11.055      $11.255             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.017      $11.846         6,892
                             2006        $11.846      $13.465         5,866
                             2007        $13.465      $13.527         4,258
                             2008        $13.527      $ 8.986         8,195
                             2009        $ 8.986      $10.929         7,380
                             2010        $10.929      $12.017         9,608
                             2011        $12.017      $11.511         8,594
                             2012        $11.511      $12.898         8,143
                             2013        $12.898      $16.909         7,229
                             2014        $16.909      $18.222         5,744
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.923      $11.483         1,880
                             2006        $11.483      $12.490         3,197
                             2007        $12.490      $13.375         2,922
                             2008        $13.375      $ 9.348        11,043
                             2009        $ 9.348      $11.896         9,240
                             2010        $11.896      $13.265         7,410
                             2011        $13.265      $12.154         7,669
                             2012        $12.154      $13.175         1,119
                             2013        $13.175      $16.587           866
                             2014        $16.587      $16.933           821
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.045      $12.028           426
                             2006        $12.028      $12.368             0
                             2007        $12.368      $14.253             0
                             2008        $14.253      $ 7.425             0
                             2009        $ 7.425      $11.379             0
                             2010        $11.379      $14.194             0
                             2011        $14.194      $12.608             0
                             2012        $12.608      $13.792             0
                             2013        $13.792      $18.464             0
                             2014        $18.464      $19.486             0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.681      $11.036         2,107
                             2006        $11.036      $12.215         2,063
                             2007        $12.215      $12.133         1,847
                             2008        $12.133      $ 5.719         1,960
                             2009        $ 5.719      $ 8.280         1,008
                             2010        $ 8.280      $ 8.678           551
                             2011        $ 8.678      $ 8.216           538
                             2012        $ 8.216      $ 9.472           516
                             2013        $ 9.472      $12.372            53
                             2014        $12.372      $12.898            52

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.126      $10.249         7,045
                             2006        $10.249      $10.357         6,647
                             2007        $10.357      $10.861         4,330
                             2008        $10.861      $10.805         2,287
                             2009        $10.805      $10.680         1,210
                             2010        $10.680      $10.978            31
                             2011        $10.978      $11.021             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.848         1,470
                             2009        $ 6.848      $12.017             0
                             2010        $12.017      $14.723             0
                             2011        $14.723      $ 9.763           326
                             2012        $ 9.763      $10.828           313
                             2013        $10.828      $12.127           299
                             2014        $12.127      $10.446             0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.235      $12.112        12,439
                             2006        $12.112      $13.659        14,131
                             2007        $13.659      $14.344        12,674
                             2008        $14.344      $10.136        25,459
                             2009        $10.136      $13.203        23,011
                             2010        $13.203      $14.927        20,178
                             2011        $14.927      $14.193        17,864
                             2012        $14.193      $15.409        12,201
                             2013        $15.409      $18.999        11,792
                             2014        $18.999      $20.190        10,702
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.925         1,895
                             2006        $10.925      $13.049         2,029
                             2007        $13.049      $12.005         1,285
                             2008        $12.005      $ 7.539           435
                             2009        $ 7.539      $ 7.129             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.561      $11.143           139
                             2006        $11.143      $12.059           766
                             2007        $12.059      $13.032           136
                             2008        $13.032      $10.720           725
                             2009        $10.720      $13.193         1,971
                             2010        $13.193      $13.979         2,003
                             2011        $13.979      $13.886         1,390
                             2012        $13.886      $15.428         1,374
                             2013        $15.428      $18.113         1,144
                             2014        $18.113      $19.213         1,109
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.249      $11.712         4,923
                             2006        $11.712      $13.552         5,597
                             2007        $13.552      $15.703         1,390
                             2008        $15.703      $14.747             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.422      $12.600         1,699
                             2006        $12.600      $13.474         7,523
                             2007        $13.474      $18.040        11,663
                             2008        $18.040      $ 9.845         2,019
                             2009        $ 9.845      $14.088         1,614
                             2010        $14.088      $14.701         1,184
                             2011        $14.701      $13.408         1,184
                             2012        $13.408      $16.274         1,184
                             2013        $16.274      $20.874         1,184
                             2014        $20.874      $22.189         1,184

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.271      $12.251           373
                             2006        $12.251      $13.300           573
                             2007        $13.300      $13.832           198
                             2008        $13.832      $ 8.642         1,677
                             2009        $ 8.642      $10.380         1,612
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.262      $10.432             0
                             2006        $10.432      $12.051           554
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.359      $10.755           470
                             2006        $10.755      $12.412           892
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $15.060           467
                             2014        $15.060      $15.133           422
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.588      $10.589         4,887
                             2006        $10.589      $11.415        14,188
                             2007        $11.415      $11.358         3,582
                             2008        $11.358      $ 7.940         2,974
                             2009        $ 7.940      $11.301         1,568
                             2010        $11.301      $12.669         1,336
                             2011        $12.669      $12.895         1,030
                             2012        $12.895      $14.460           926
                             2013        $14.460      $14.613             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.408      $10.632         4,112
                             2006        $10.632      $11.181         4,568
                             2007        $11.181      $12.164         2,898
                             2008        $12.164      $ 7.512         5,811
                             2009        $ 7.512      $10.240         4,949
                             2010        $10.240      $11.255         4,799
                             2011        $11.255      $11.071         4,366
                             2012        $11.071      $12.660         3,980
                             2013        $12.660      $16.135         3,658
                             2014        $16.135      $17.570         2,398
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.745      $11.270           459
                             2006        $11.270      $12.447           378
                             2007        $12.447      $13.421           142
                             2008        $13.421      $ 8.779         2,817
                             2009        $ 8.779      $10.888         2,499
                             2010        $10.888      $11.831         2,229
                             2011        $11.831      $11.314         1,757
                             2012        $11.314      $13.176         1,313
                             2013        $13.176      $17.011           994
                             2014        $17.011      $18.456           736
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.885      $10.175           544
                             2006        $10.175      $11.262           369
                             2007        $11.262      $11.284           356
                             2008        $11.284      $ 6.688         1,390
                             2009        $ 6.688      $10.678         1,024
                             2010        $10.678      $14.225           751
                             2011        $14.225      $12.478           617
                             2012        $12.478      $14.783           498
                             2013        $14.783      $20.460           377
                             2014        $20.460      $18.548           349

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.719      $10.778         5,134
                             2006        $10.778      $11.791         7,274
                             2007        $11.791      $12.008         5,554
                             2008        $12.008      $ 9.141         6,555
                             2009        $ 9.141      $10.546         4,746
                             2010        $10.546      $11.331         3,567
                             2011        $11.331      $11.281         3,590
                             2012        $11.281      $12.263         3,401
                             2013        $12.263      $14.270         2,907
                             2014        $14.270      $15.137         2,845
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.108      $11.590         2,510
                             2006        $11.590      $13.688         3,711
                             2007        $13.688      $14.432         3,041
                             2008        $14.432      $ 9.512         6,545
                             2009        $ 9.512      $11.415         6,438
                             2010        $11.415      $12.441         3,588
                             2011        $12.441      $12.136         3,663
                             2012        $12.136      $13.782         3,450
                             2013        $13.782      $18.314         3,009
                             2014        $18.314      $19.779         2,918
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.671           417
                             2006        $11.671      $11.747         5,019
                             2007        $11.747      $12.206         2,120
                             2008        $12.206      $ 6.075            87
                             2009        $ 6.075      $ 7.874            86
                             2010        $ 7.874      $ 9.812            85
                             2011        $ 9.812      $ 9.697            85
                             2012        $ 9.697      $11.039            84
                             2013        $11.039      $14.672            28
                             2014        $14.672      $15.173            21
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.322      $12.656         5,459
                             2006        $12.656      $14.558         6,829
                             2007        $14.558      $15.133         3,984
                             2008        $15.133      $ 8.849         5,618
                             2009        $ 8.849      $12.084         3,953
                             2010        $12.084      $13.702         1,711
                             2011        $13.702      $12.284         1,539
                             2012        $12.284      $14.560         1,301
                             2013        $14.560      $18.120         1,045
                             2014        $18.120      $18.122           719
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.256      $12.103        19,667
                             2006        $12.103      $13.600        32,628
                             2007        $13.600      $13.141        16,955
                             2008        $13.141      $ 7.984        18,988
                             2009        $ 7.984      $10.710        16,341
                             2010        $10.710      $12.916        13,708
                             2011        $12.916      $12.356        13,567
                             2012        $12.356      $14.248        13,354
                             2013        $14.248      $19.636         6,567
                             2014        $19.636      $21.486         5,911

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.319      $10.634         5,310
                             2006        $10.634      $10.650        10,289
                             2007        $10.650      $10.816         5,960
                             2008        $10.816      $10.347         9,844
                             2009        $10.347      $11.725         8,141
                             2010        $11.725      $12.467         9,292
                             2011        $12.467      $13.045         8,992
                             2012        $13.045      $14.170         8,864
                             2013        $14.170      $13.956         4,485
                             2014        $13.956      $15.204         2,946
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.899      $ 9.970        18,027
                             2006        $ 9.970      $10.222         5,651
                             2007        $10.222      $10.506         2,581
                             2008        $10.506      $10.528        22,117
                             2009        $10.528      $10.329        10,198
                             2010        $10.329      $10.127         9,982
                             2011        $10.127      $ 9.931         3,992
                             2012        $ 9.931      $ 9.738         3,813
                             2013        $ 9.738      $ 9.549         3,868
                             2014        $ 9.549      $ 9.359         3,771
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.533      $10.538        23,913
                             2006        $10.538      $10.401        26,542
                             2007        $10.401      $11.280         9,115
                             2008        $11.280      $10.276        11,204
                             2009        $10.276      $11.923         8,997
                             2010        $11.923      $12.633         7,079
                             2011        $12.633      $13.826         6,656
                             2012        $13.826      $14.735         6,329
                             2013        $14.735      $13.109        26,569
                             2014        $13.109      $13.244        26,646
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.221      $10.262         9,506
                             2006        $10.262      $10.445        31,675
                             2007        $10.445      $11.132        16,486
                             2008        $11.132      $11.435        42,191
                             2009        $11.435      $12.784        35,628
                             2010        $12.784      $13.545        31,262
                             2011        $13.545      $13.754        29,001
                             2012        $13.754      $14.771        20,020
                             2013        $14.771      $14.192         6,236
                             2014        $14.192      $14.503         4,991
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.757      $10.831             0
                             2006        $10.831      $11.762             0
                             2007        $11.762      $11.014             0
                             2008        $11.014      $ 7.428         1,863
                             2009        $ 7.428      $ 7.152             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.162      $10.444         5,963
                             2006        $10.444      $11.399         4,133
                             2007        $11.399      $11.876           662
                             2008        $11.876      $10.728             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.427      $10.795         7,799
                             2006        $10.795      $11.567        11,606
                             2007        $11.567      $12.750         8,278
                             2008        $12.750      $ 7.165        18,276
                             2009        $ 7.165      $ 9.957        12,885
                             2010        $ 9.957      $11.319        10,891
                             2011        $11.319      $11.244         9,568
                             2012        $11.244      $12.992         8,218
                             2013        $12.992      $17.934         6,786
                             2014        $17.934      $19.129         4,826
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.039      $11.219        36,088
                             2006        $11.219      $13.046        47,715
                             2007        $13.046      $13.171        30,708
                             2008        $13.171      $ 8.226        15,396
                             2009        $ 8.226      $10.097        12,397
                             2010        $10.097      $11.354        11,094
                             2011        $11.354      $11.014        10,547
                             2012        $11.014      $12.620         9,524
                             2013        $12.620      $16.005         8,934
                             2014        $16.005      $16.799         7,142
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.321      $11.681         1,716
                             2006        $11.681      $11.884         1,978
                             2007        $11.884      $14.168         1,066
                             2008        $14.168      $ 7.033           639
                             2009        $ 7.033      $11.382            91
                             2010        $11.382      $13.676             0
                             2011        $13.676      $12.996             0
                             2012        $12.996      $14.525             0
                             2013        $14.525      $21.028             0
                             2014        $21.028      $21.862             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.776      $14.618        19,150
                             2006        $14.618      $19.724        46,931
                             2007        $19.724      $15.989        21,887
                             2008        $15.989      $ 9.705        28,148
                             2009        $ 9.705      $12.221        27,005
                             2010        $12.221      $15.514        21,492
                             2011        $15.514      $16.065        20,907
                             2012        $16.065      $18.202        10,394
                             2013        $18.202      $18.151        11,006
                             2014        $18.151      $23.022        10,132
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.033      $15.567         5,085
                             2006        $15.567      $21.281         4,699
                             2007        $21.281      $28.698         2,539
                             2008        $28.698      $ 9.905         1,306
                             2009        $ 9.905      $20.693         1,015
                             2010        $20.693      $25.722           786
                             2011        $25.722      $18.720           707
                             2012        $18.720      $23.813           683
                             2013        $23.813      $26.142           660
                             2014        $26.142      $25.513            63

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.380      $18.403         5,352
                             2006        $18.403      $22.454         9,502
                             2007        $22.454      $31.982         5,004
                             2008        $31.982      $16.885         1,656
                             2009        $16.885      $26.067         1,045
                             2010        $26.067      $33.015           695
                             2011        $33.015      $27.033           673
                             2012        $27.033      $27.388           588
                             2013        $27.388      $29.668         1,089
                             2014        $29.668      $23.519         1,135
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.858      $ 9.681           419
                             2006        $ 9.681      $10.309           329
                             2007        $10.309      $10.511            90
                             2008        $10.511      $ 8.952           551
                             2009        $ 8.952      $ 9.989           624
                             2010        $ 9.989      $10.277           705
                             2011        $10.277      $ 9.843           778
                             2012        $ 9.843      $ 9.774           598
                             2013        $ 9.774      $10.062           211
                             2014        $10.062      $ 9.756           224
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.806      $10.966        14,725
                             2006        $10.966      $11.859        29,666
                             2007        $11.859      $11.582        13,040
                             2008        $11.582      $ 7.845        12,802
                             2009        $ 7.845      $11.905         7,831
                             2010        $11.905      $13.381         5,059
                             2011        $13.381      $13.281         4,409
                             2012        $13.281      $15.367         3,988
                             2013        $15.367      $15.972         3,355
                             2014        $15.972      $15.417         2,056

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.153      $11.353             0
                             2006        $11.353      $13.230             0
                             2007        $13.230      $17.259             0
                             2008        $17.259      $ 9.253         4,939
                             2009        $ 9.253      $13.657         2,028
                             2010        $13.657      $15.200         1,468
                             2011        $15.200      $14.796         1,417
                             2012        $14.796      $17.084         2,056
                             2013        $17.084      $22.556         1,248
                             2014        $22.556      $25.065         1,796
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.037      $10.984             0
                             2006        $10.984      $11.287             0
                             2007        $11.287      $13.225             0
                             2008        $13.225      $ 6.957         3,946
                             2009        $ 6.957      $10.034           874
                             2010        $10.034      $11.096           665
                             2011        $11.096      $10.786           638
                             2012        $10.786      $11.556           637
                             2013        $11.556      $15.232           635
                             2014        $15.232      $16.496           633
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.559      $11.330         1,039
                             2006        $11.330      $12.196           687
                             2007        $12.196      $15.680           685
                             2008        $15.680      $ 6.378         7,069
                             2009        $ 6.378      $ 9.452         7,168
                             2010        $ 9.452      $11.007         5,739
                             2011        $11.007      $ 9.856         4,139
                             2012        $ 9.856      $11.168         2,232
                             2013        $11.168      $14.812           435
                             2014        $14.812      $15.608           436
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO-CLASS I
                             2007        $10.000      $ 9.463             0
                             2008        $ 9.463      $ 5.878           448
                             2009        $ 5.878      $ 7.448         3,641
                             2010        $ 7.448      $ 8.507         1,483
                             2011        $ 8.507      $ 7.817         1,312
                             2012        $ 7.817      $ 8.803         1,311
                             2013        $ 8.803      $11.396           989
                             2014        $11.396      $12.203             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO-CLASS I
                             2007        $10.000      $ 9.702             0
                             2008        $ 9.702      $ 6.117         7,386
                             2009        $ 6.117      $ 7.460         7,097
                             2010        $ 7.460      $ 7.999        14,533
                             2011        $ 7.999      $ 8.223        13,756
                             2012        $ 8.223      $ 9.384           703
                             2013        $ 9.384      $12.166           430
                             2014        $12.166      $13.312         1,326

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.151      $10.319         1,104
                             2006        $10.319      $10.829           819
                             2007        $10.829      $12.216           703
                             2008        $12.216      $ 8.506        10,597
                             2009        $ 8.506      $10.728         7,371
                             2010        $10.728      $11.976         7,273
                             2011        $11.976      $11.401         7,364
                             2012        $11.401      $12.533         6,400
                             2013        $12.533      $14.159         6,393
                             2014        $14.159      $14.637         6,065
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.316      $12.930         2,646
                             2006        $12.930      $14.113         2,345
                             2007        $14.113      $16.214         3,577
                             2008        $16.214      $ 9.101        28,684
                             2009        $ 9.101      $12.077        21,642
                             2010        $12.077      $13.832        17,751
                             2011        $13.832      $13.171        14,157
                             2012        $13.171      $14.983         6,476
                             2013        $14.983      $19.219         3,804
                             2014        $19.219      $21.019         3,788
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.770      $11.138         2,747
                             2006        $11.138      $13.084         2,436
                             2007        $13.084      $12.978           732
                             2008        $12.978      $ 7.269        14,731
                             2009        $ 7.269      $ 9.248        12,029
                             2010        $ 9.248      $10.410         9,669
                             2011        $10.410      $10.264         9,681
                             2012        $10.264      $11.767         8,786
                             2013        $11.767      $14.734         6,595
                             2014        $14.734      $15.655         5,794
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.745      $10.071           692
                             2006        $10.071      $10.514           665
                             2007        $10.514      $13.043           602
                             2008        $13.043      $ 6.731        16,962
                             2009        $ 6.731      $ 8.437        14,390
                             2010        $ 8.437      $10.236        12,852
                             2011        $10.236      $10.023        11,841
                             2012        $10.023      $11.231         4,964
                             2013        $11.231      $14.962         5,245
                             2014        $14.962      $16.269         5,133
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.599      $10.855         1,960
                             2006        $10.855      $12.275         1,674
                             2007        $12.275      $12.645         1,557
                             2008        $12.645      $ 7.783        23,795
                             2009        $ 7.783      $ 9.629        21,289
                             2010        $ 9.629      $10.821        19,513
                             2011        $10.821      $10.788        16,944
                             2012        $10.788      $12.218        13,671
                             2013        $12.218      $15.787         6,520
                             2014        $15.787      $17.518         6,022

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.149      $10.130         2,755
                             2006        $10.130      $10.334         2,446
                             2007        $10.334      $10.534         2,274
                             2008        $10.534      $ 9.961        18,708
                             2009        $ 9.961      $11.266        15,260
                             2010        $11.266      $11.868        13,587
                             2011        $11.868      $12.443        12,365
                             2012        $12.443      $12.871         8,174
                             2013        $12.871      $12.346         6,594
                             2014        $12.346      $12.772         6,370
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.901      $ 9.968         2,760
                             2006        $ 9.968      $10.215         2,458
                             2007        $10.215      $10.501         2,287
                             2008        $10.501      $10.570        20,703
                             2009        $10.570      $10.403        22,027
                             2010        $10.403      $10.197        20,364
                             2011        $10.197      $ 9.989        27,521
                             2012        $ 9.989      $ 9.785        40,094
                             2013        $ 9.785      $ 9.585         9,189
                             2014        $ 9.585      $ 9.390         7,866
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.861      $12.637           169
                             2006        $12.637      $14.579           169
                             2007        $14.579      $16.713           169
                             2008        $16.713      $ 9.174        11,572
                             2009        $ 9.174      $11.341        10,646
                             2010        $11.341      $12.534        10,245
                             2011        $12.534      $10.149        10,325
                             2012        $10.149      $11.966         9,298
                             2013        $11.966      $15.257         3,568
                             2014        $15.257      $13.704         3,357
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.530      $11.730             0
                             2006        $11.730      $12.798             0
                             2007        $12.798      $15.385             0
                             2008        $15.385      $ 8.931         1,114
                             2009        $ 8.931      $11.135         1,695
                             2010        $11.135      $12.130         1,279
                             2011        $12.130      $11.102         1,380
                             2012        $11.102      $11.355         1,699
                             2013        $11.355      $13.064         1,146
                             2014        $13.064      $13.154           618
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.183           532
                             2013        $ 9.183      $12.575           412
                             2014        $12.575      $13.323           118
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.236      $10.887         2,032
                             2006        $10.887      $11.311         1,740
                             2007        $11.311      $12.377             0
                             2008        $12.377      $ 6.956           778
                             2009        $ 6.956      $ 8.224           764
                             2010        $ 8.224      $ 9.281           526
                             2011        $ 9.281      $ 8.353           534
                             2012        $ 8.353      $ 9.570             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.748             0
                             2007        $10.748      $11.356             0
                             2008        $11.356      $ 7.750           699
                             2009        $ 7.750      $ 9.716           575
                             2010        $ 9.716      $10.397           574
                             2011        $10.397      $10.154           574
                             2012        $10.154      $11.300           419
                             2013        $11.300      $14.271           223
                             2014        $14.271      $15.075           223
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.546         5,139
                             2012        $11.546      $11.560         2,171
                             2013        $11.560      $10.999         1,790
                             2014        $10.999      $11.192         1,709
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.011      $11.835           104
                             2006        $11.835      $13.445            79
                             2007        $13.445      $13.500            22
                             2008        $13.500      $ 8.964        17,848
                             2009        $ 8.964      $10.897        15,212
                             2010        $10.897      $11.975        13,218
                             2011        $11.975      $11.464        11,010
                             2012        $11.464      $12.840         7,532
                             2013        $12.840      $16.824         4,765
                             2014        $16.824      $18.121         4,179
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.918      $11.472           633
                             2006        $11.472      $12.471           608
                             2007        $12.471      $13.348           552
                             2008        $13.348      $ 9.325        16,857
                             2009        $ 9.325      $11.860        15,391
                             2010        $11.860      $13.218        14,593
                             2011        $13.218      $12.105        15,355
                             2012        $12.105      $13.116         9,134
                             2013        $13.116      $16.504         3,559
                             2014        $16.504      $16.839         3,521
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.040      $12.016             0
                             2006        $12.016      $12.350             0
                             2007        $12.350      $14.224             0
                             2008        $14.224      $ 7.407         1,437
                             2009        $ 7.407      $11.345           874
                             2010        $11.345      $14.144           883
                             2011        $14.144      $12.557            97
                             2012        $12.557      $13.729           107
                             2013        $13.729      $18.370           825
                             2014        $18.370      $19.378           121
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.676      $11.025             0
                             2006        $11.025      $12.197             0
                             2007        $12.197      $12.109             0
                             2008        $12.109      $ 5.704        12,250
                             2009        $ 5.704      $ 8.255         6,812
                             2010        $ 8.255      $ 8.647         4,371
                             2011        $ 8.647      $ 8.182         4,481
                             2012        $ 8.182      $ 9.429         5,496
                             2013        $ 9.429      $12.309         3,524
                             2014        $12.309      $12.827         3,218

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.122      $10.239           557
                             2006        $10.239      $10.342           557
                             2007        $10.342      $10.839           557
                             2008        $10.839      $10.778         5,873
                             2009        $10.778      $10.648         9,644
                             2010        $10.648      $10.939         7,000
                             2011        $10.939      $10.980             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.830         1,406
                             2009        $ 6.830      $11.981         1,360
                             2010        $11.981      $14.671         1,240
                             2011        $14.671      $ 9.724         1,064
                             2012        $ 9.724      $10.779         1,038
                             2013        $10.779      $12.066           962
                             2014        $12.066      $10.388           381
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.230      $12.101             0
                             2006        $12.101      $13.639             0
                             2007        $13.639      $14.316             0
                             2008        $14.316      $10.110        13,049
                             2009        $10.110      $13.163         9,890
                             2010        $13.163      $14.874         9,661
                             2011        $14.874      $14.136         8,312
                             2012        $14.136      $15.339         3,084
                             2013        $15.339      $18.903         1,933
                             2014        $18.903      $20.078         1,535
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.921             0
                             2006        $10.921      $13.038           659
                             2007        $13.038      $11.989             0
                             2008        $11.989      $ 7.525         4,642
                             2009        $ 7.525      $ 7.115             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.556      $11.133            19
                             2006        $11.133      $12.041            19
                             2007        $12.041      $13.006            19
                             2008        $13.006      $10.693         3,192
                             2009        $10.693      $13.154         6,741
                             2010        $13.154      $13.930         7,821
                             2011        $13.930      $13.830         4,084
                             2012        $13.830      $15.358         3,986
                             2013        $15.358      $18.022         2,809
                             2014        $18.022      $19.107         2,696
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.244      $11.701             0
                             2006        $11.701      $13.532             0
                             2007        $13.532      $15.672             0
                             2008        $15.672      $14.715             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.417      $12.587             0
                             2006        $12.587      $13.454             0
                             2007        $13.454      $18.004             0
                             2008        $18.004      $ 9.821        13,194
                             2009        $ 9.821      $14.046         8,055
                             2010        $14.046      $14.649         5,350
                             2011        $14.649      $13.354         2,516
                             2012        $13.354      $16.200         3,133
                             2013        $16.200      $20.769         2,214
                             2014        $20.769      $22.066         1,722

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.266      $12.240             0
                             2006        $12.240      $13.281             0
                             2007        $13.281      $13.804             0
                             2008        $13.804      $ 8.621        12,292
                             2009        $ 8.621      $10.349        10,291
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.258      $10.422             0
                             2006        $10.422      $12.033             0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.354      $10.745             0
                             2006        $10.745      $12.393             0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.984         4,199
                             2014        $14.984      $15.049         3,546
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.583      $10.579         1,603
                             2006        $10.579      $11.398         1,579
                             2007        $11.398      $11.335         1,523
                             2008        $11.335      $ 7.921        11,168
                             2009        $ 7.921      $11.267         9,015
                             2010        $11.267      $12.625         7,838
                             2011        $12.625      $12.843         7,024
                             2012        $12.843      $14.395         4,988
                             2013        $14.395      $14.542             0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.404      $10.622             0
                             2006        $10.622      $11.165             0
                             2007        $11.165      $12.140             0
                             2008        $12.140      $ 7.493         4,412
                             2009        $ 7.493      $10.209         2,701
                             2010        $10.209      $11.216         2,642
                             2011        $11.216      $11.027         2,727
                             2012        $11.027      $12.602         1,793
                             2013        $12.602      $16.054           862
                             2014        $16.054      $17.472         1,647
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.740      $11.259             0
                             2006        $11.259      $12.429             0
                             2007        $12.429      $13.394             0
                             2008        $13.394      $ 8.757         5,233
                             2009        $ 8.757      $10.855         4,087
                             2010        $10.855      $11.789         3,740
                             2011        $11.789      $11.269         3,834
                             2012        $11.269      $13.116         3,695
                             2013        $13.116      $16.925         3,266
                             2014        $16.925      $18.354         2,842
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.880      $10.165             0
                             2006        $10.165      $11.245             0
                             2007        $11.245      $11.261             0
                             2008        $11.261      $ 6.671         6,557
                             2009        $ 6.671      $10.645         5,377
                             2010        $10.645      $14.175         4,770
                             2011        $14.175      $12.428         4,558
                             2012        $12.428      $14.716         3,674
                             2013        $14.716      $20.357           999
                             2014        $20.357      $18.445           346

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.714      $10.767           161
                             2006        $10.767      $11.773           161
                             2007        $11.773      $11.984           161
                             2008        $11.984      $ 9.118        18,184
                             2009        $ 9.118      $10.514        16,873
                             2010        $10.514      $11.291        13,631
                             2011        $11.291      $11.235        13,093
                             2012        $11.235      $12.208        12,684
                             2013        $12.208      $14.198         6,739
                             2014        $14.198      $15.053         5,131
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.103      $11.579             0
                             2006        $11.579      $13.668             0
                             2007        $13.668      $14.403             0
                             2008        $14.403      $ 9.488         4,064
                             2009        $ 9.488      $11.380         2,246
                             2010        $11.380      $12.397         2,145
                             2011        $12.397      $12.087         2,041
                             2012        $12.087      $13.719         1,937
                             2013        $13.719      $18.221           517
                             2014        $18.221      $19.669           168
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.667             0
                             2006        $11.667      $11.737             0
                             2007        $11.737      $12.189             0
                             2008        $12.189      $ 6.063             0
                             2009        $ 6.063      $ 7.855             0
                             2010        $ 7.855      $ 9.784         1,447
                             2011        $ 9.784      $ 9.664         1,352
                             2012        $ 9.664      $10.996           334
                             2013        $10.996      $14.607           897
                             2014        $14.607      $15.098             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.317      $12.644             0
                             2006        $12.644      $14.536             0
                             2007        $14.536      $15.102             0
                             2008        $15.102      $ 8.826        20,906
                             2009        $ 8.826      $12.048        17,303
                             2010        $12.048      $13.654        14,202
                             2011        $13.654      $12.234        11,596
                             2012        $12.234      $14.493         6,873
                             2013        $14.493      $18.028         4,025
                             2014        $18.028      $18.022         3,270
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.250      $12.091         1,806
                             2006        $12.091      $13.580         1,780
                             2007        $13.580      $13.115           191
                             2008        $13.115      $ 7.964        18,816
                             2009        $ 7.964      $10.678        15,659
                             2010        $10.678      $12.870        13,843
                             2011        $12.870      $12.307        11,660
                             2012        $12.307      $14.184         5,710
                             2013        $14.184      $19.537         4,737
                             2014        $19.537      $21.367         3,371

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.315      $10.624             0
                             2006        $10.624      $10.635             0
                             2007        $10.635      $10.794             0
                             2008        $10.794      $10.321        11,021
                             2009        $10.321      $11.690         6,222
                             2010        $11.690      $12.423         4,591
                             2011        $12.423      $12.992         3,728
                             2012        $12.992      $14.106         2,370
                             2013        $14.106      $13.886         2,142
                             2014        $13.886      $15.119         1,977
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.895      $ 9.960             0
                             2006        $ 9.960      $10.207             0
                             2007        $10.207      $10.485             0
                             2008        $10.485      $10.501        25,951
                             2009        $10.501      $10.298        21,518
                             2010        $10.298      $10.092        20,683
                             2011        $10.092      $ 9.891        15,450
                             2012        $ 9.891      $ 9.694        11,457
                             2013        $ 9.694      $ 9.501        10,361
                             2014        $ 9.501      $ 9.307        10,612
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.528      $10.528             0
                             2006        $10.528      $10.385             0
                             2007        $10.385      $11.258             0
                             2008        $11.258      $10.251       121,212
                             2009        $10.251      $11.887       109,743
                             2010        $11.887      $12.588        97,258
                             2011        $12.588      $13.770        77,395
                             2012        $13.770      $14.668        66,979
                             2013        $14.668      $13.043        57,681
                             2014        $13.043      $13.171        37,282
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.216      $10.252             0
                             2006        $10.252      $10.429             0
                             2007        $10.429      $11.110             0
                             2008        $11.110      $11.407        69,955
                             2009        $11.407      $12.745        64,059
                             2010        $12.745      $13.497        59,081
                             2011        $13.497      $13.699        51,186
                             2012        $13.699      $14.704        36,817
                             2013        $14.704      $14.120        30,827
                             2014        $14.120      $14.422        42,782
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.754      $10.822             0
                             2006        $10.822      $11.746             0
                             2007        $11.746      $10.993             0
                             2008        $10.993      $ 7.410         2,774
                             2009        $ 7.410      $ 7.133             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.156      $10.433             0
                             2006        $10.433      $11.382             0
                             2007        $11.382      $11.853             0
                             2008        $11.853      $10.706             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.422      $10.785           167
                             2006        $10.785      $11.550           167
                             2007        $11.550      $12.725           167
                             2008        $12.725      $ 7.148        19,376
                             2009        $ 7.148      $ 9.927        13,870
                             2010        $ 9.927      $11.279        12,522
                             2011        $11.279      $11.199        12,448
                             2012        $11.199      $12.933         8,282
                             2013        $12.933      $17.843         6,193
                             2014        $17.843      $19.022         5,144
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.034      $11.208             0
                             2006        $11.208      $13.026             0
                             2007        $13.026      $13.145             0
                             2008        $13.145      $ 8.206        36,500
                             2009        $ 8.206      $10.067        27,840
                             2010        $10.067      $11.314        23,674
                             2011        $11.314      $10.970        19,401
                             2012        $10.970      $12.563        12,275
                             2013        $12.563      $15.924         4,907
                             2014        $15.924      $16.705         4,629
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.316      $11.669             0
                             2006        $11.669      $11.866             0
                             2007        $11.866      $14.140             0
                             2008        $14.140      $ 7.015         2,023
                             2009        $ 7.015      $11.347         2,446
                             2010        $11.347      $13.628         2,214
                             2011        $13.628      $12.944         2,197
                             2012        $12.944      $14.459         1,483
                             2013        $14.459      $20.922         1,983
                             2014        $20.922      $21.741         1,426
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.770      $14.604         2,613
                             2006        $14.604      $19.695         2,755
                             2007        $19.695      $15.957           720
                             2008        $15.957      $ 9.681        24,317
                             2009        $ 9.681      $12.184        20,226
                             2010        $12.184      $15.459        17,238
                             2011        $15.459      $16.000        14,273
                             2012        $16.000      $18.120         9,838
                             2013        $18.120      $18.059         7,340
                             2014        $18.059      $22.894         5,327
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.027      $15.552           427
                             2006        $15.552      $21.250           124
                             2007        $21.250      $28.641             0
                             2008        $28.641      $ 9.880         4,980
                             2009        $ 9.880      $20.630         2,624
                             2010        $20.630      $25.632         1,575
                             2011        $25.632      $18.645         1,059
                             2012        $18.645      $23.705         1,485
                             2013        $23.705      $26.010           358
                             2014        $26.010      $25.371           347

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.375      $18.385             0
                             2006        $18.385      $22.421             0
                             2007        $22.421      $31.918             0
                             2008        $31.918      $16.843        10,186
                             2009        $16.843      $25.989         9,994
                             2010        $25.989      $32.899         9,244
                             2011        $32.899      $26.924         8,702
                             2012        $26.924      $27.264         6,869
                             2013        $27.264      $29.518         6,579
                             2014        $29.518      $23.389         6,538
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.853      $ 9.672         1,559
                             2006        $ 9.672      $10.294             0
                             2007        $10.294      $10.490             0
                             2008        $10.490      $ 8.929         1,438
                             2009        $ 8.929      $ 9.959           661
                             2010        $ 9.959      $10.240           542
                             2011        $10.240      $ 9.803         1,787
                             2012        $ 9.803      $ 9.730           818
                             2013        $ 9.730      $10.011           535
                             2014        $10.011      $ 9.702           473
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.801      $10.955           960
                             2006        $10.955      $11.841           673
                             2007        $11.841      $11.559           556
                             2008        $11.559      $ 7.825        16,131
                             2009        $ 7.825      $11.869        12,323
                             2010        $11.869      $13.334         9,916
                             2011        $13.334      $13.228         7,926
                             2012        $13.228      $15.298         2,612
                             2013        $15.298      $15.892         1,745
                             2014        $15.892      $15.331         1,335

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.148      $11.342          255
                             2006        $11.342      $13.210          160
                             2007        $13.210      $17.224          160
                             2008        $17.224      $ 9.229        2,212
                             2009        $ 9.229      $13.616        1,983
                             2010        $13.616      $15.146        4,601
                             2011        $15.146      $14.736        2,012
                             2012        $14.736      $17.007        1,971
                             2013        $17.007      $22.442          555
                             2014        $22.442      $24.926          289
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.033      $10.974          124
                             2006        $10.974      $11.270          124
                             2007        $11.270      $13.199          124
                             2008        $13.199      $ 6.939        1,813
                             2009        $ 6.939      $10.003          271
                             2010        $10.003      $11.057          268
                             2011        $11.057      $10.743          265
                             2012        $10.743      $11.503          272
                             2013        $11.503      $15.155          245
                             2014        $15.155      $16.404          231
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.554      $11.319        2,375
                             2006        $11.319      $12.177          538
                             2007        $12.177      $15.648          519
                             2008        $15.648      $ 6.362        6,222
                             2009        $ 6.362      $ 9.424        3,353
                             2010        $ 9.424      $10.968        3,421
                             2011        $10.968      $ 9.816        3,589
                             2012        $ 9.816      $11.117        2,501
                             2013        $11.117      $14.737        2,348
                             2014        $14.737      $15.521        1,965
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.459        1,963
                             2008        $ 9.459      $ 5.873          157
                             2009        $ 5.873      $ 7.438          131
                             2010        $ 7.438      $ 8.491          124
                             2011        $ 8.491      $ 7.798           31
                             2012        $ 7.798      $ 8.777            0
                             2013        $ 8.777      $11.357            0
                             2014        $11.357      $12.156            0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.698          673
                             2008        $ 9.698      $ 6.112           42
                             2009        $ 6.112      $ 7.450           40
                             2010        $ 7.450      $ 7.984           41
                             2011        $ 7.984      $ 8.204           40
                             2012        $ 8.204      $ 9.356           37
                             2013        $ 9.356      $12.125           30
                             2014        $12.125      $13.260           28

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.146      $10.309         2,292
                             2006        $10.309      $10.813        11,517
                             2007        $10.813      $12.191         1,718
                             2008        $12.191      $ 8.485         5,702
                             2009        $ 8.485      $10.696         5,339
                             2010        $10.696      $11.934         4,968
                             2011        $11.934      $11.355         4,752
                             2012        $11.355      $12.476         4,536
                             2013        $12.476      $14.087         1,772
                             2014        $14.087      $14.555         1,675
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.311      $12.917         2,442
                             2006        $12.917      $14.092         1,477
                             2007        $14.092      $16.182         1,239
                             2008        $16.182      $ 9.079         8,088
                             2009        $ 9.079      $12.040         5,836
                             2010        $12.040      $13.783         5,460
                             2011        $13.783      $13.118         5,899
                             2012        $13.118      $14.915         4,859
                             2013        $14.915      $19.122         2,889
                             2014        $19.122      $20.902         1,185
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.765      $11.127         3,097
                             2006        $11.127      $13.065         3,614
                             2007        $13.065      $12.952         3,192
                             2008        $12.952      $ 7.251         8,265
                             2009        $ 7.251      $ 9.220         8,091
                             2010        $ 9.220      $10.373         2,975
                             2011        $10.373      $10.222         3,658
                             2012        $10.222      $11.714         1,891
                             2013        $11.714      $14.659           915
                             2014        $14.659      $15.568           904
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.741      $10.062           147
                             2006        $10.062      $10.498           147
                             2007        $10.498      $13.016           147
                             2008        $13.016      $ 6.714         2,303
                             2009        $ 6.714      $ 8.411         2,571
                             2010        $ 8.411      $10.200         2,136
                             2011        $10.200      $ 9.983         2,695
                             2012        $ 9.983      $11.180         2,041
                             2013        $11.180      $14.886           736
                             2014        $14.886      $16.179           736
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.594      $10.845         3,185
                             2006        $10.845      $12.257         3,797
                             2007        $12.257      $12.620         1,000
                             2008        $12.620      $ 7.764        12,992
                             2009        $ 7.764      $ 9.600         8,947
                             2010        $ 9.600      $10.782         5,824
                             2011        $10.782      $10.745         5,859
                             2012        $10.745      $12.163         5,695
                             2013        $12.163      $15.707         3,948
                             2014        $15.707      $17.421         3,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.145      $10.120         1,979
                             2006        $10.120      $10.318         3,566
                             2007        $10.318      $10.513         2,552
                             2008        $10.513      $ 9.936         8,137
                             2009        $ 9.936      $11.232         6,423
                             2010        $11.232      $11.826         5,419
                             2011        $11.826      $12.393         4,604
                             2012        $12.393      $12.812         6,424
                             2013        $12.812      $12.284         6,268
                             2014        $12.284      $12.701         3,217
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.896      $ 9.958        30,383
                             2006        $ 9.958      $10.200        13,269
                             2007        $10.200      $10.480         2,402
                             2008        $10.480      $10.544        32,210
                             2009        $10.544      $10.371        10,057
                             2010        $10.371      $10.161         9,033
                             2011        $10.161      $ 9.949         8,566
                             2012        $ 9.949      $ 9.740         6,620
                             2013        $ 9.740      $ 9.537         6,875
                             2014        $ 9.537      $ 9.337         6,061
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.856      $12.625         1,169
                             2006        $12.625      $14.557         2,017
                             2007        $14.557      $16.680         1,679
                             2008        $16.680      $ 9.151         4,791
                             2009        $ 9.151      $11.307         4,373
                             2010        $11.307      $12.490         4,191
                             2011        $12.490      $10.108         4,816
                             2012        $10.108      $11.912         4,431
                             2013        $11.912      $15.180         3,690
                             2014        $15.180      $13.628         3,983
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.526      $11.718             0
                             2006        $11.718      $12.779           435
                             2007        $12.779      $15.355             0
                             2008        $15.355      $ 8.908             1
                             2009        $ 8.908      $11.102           409
                             2010        $11.102      $12.087           183
                             2011        $12.087      $11.057           483
                             2012        $11.057      $11.304           119
                             2013        $11.304      $12.999             3
                             2014        $12.999      $13.081             3
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.142           367
                             2013        $ 9.142      $12.511           312
                             2014        $12.511      $13.249           256
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.232      $10.877           489
                             2006        $10.877      $11.294           418
                             2007        $11.294      $12.353           584
                             2008        $12.353      $ 6.938           142
                             2009        $ 6.938      $ 8.200           142
                             2010        $ 8.200      $ 9.248           142
                             2011        $ 9.248      $ 8.320           142
                             2012        $ 8.320      $ 9.530             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745         1,275
                             2007        $10.745      $11.347         1,049
                             2008        $11.347      $ 7.740         4,163
                             2009        $ 7.740      $ 9.698         3,963
                             2010        $ 9.698      $10.372         2,964
                             2011        $10.372      $10.125         2,895
                             2012        $10.125      $11.261         2,774
                             2013        $11.261      $14.215         1,761
                             2014        $14.215      $15.008         1,751
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.500           772
                             2012        $11.500      $11.507           395
                             2013        $11.507      $10.944            66
                             2014        $10.944      $11.130            68
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $11.006      $11.823         2,147
                             2006        $11.823      $13.425         3,456
                             2007        $13.425      $13.473         3,317
                             2008        $13.473      $ 8.941        10,380
                             2009        $ 8.941      $10.864        10,965
                             2010        $10.864      $11.932         8,005
                             2011        $11.932      $11.418         7,975
                             2012        $11.418      $12.782         6,919
                             2013        $12.782      $16.739         4,188
                             2014        $16.739      $18.020         3,396
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.913      $11.461         1,535
                             2006        $11.461      $12.453         1,485
                             2007        $12.453      $13.322         1,085
                             2008        $13.322      $ 9.301         5,011
                             2009        $ 9.301      $11.824         3,173
                             2010        $11.824      $13.171         2,724
                             2011        $13.171      $12.057         2,761
                             2012        $12.057      $13.056         2,318
                             2013        $13.056      $16.420         1,920
                             2014        $16.420      $16.746         1,919
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.035      $12.004           931
                             2006        $12.004      $12.331           859
                             2007        $12.331      $14.196         1,006
                             2008        $14.196      $ 7.388           908
                             2009        $ 7.388      $11.311         1,675
                             2010        $11.311      $14.094         3,034
                             2011        $14.094      $12.507         2,939
                             2012        $12.507      $13.667         2,829
                             2013        $13.667      $18.278           847
                             2014        $18.278      $19.270           847
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.671      $11.014         1,767
                             2006        $11.014      $12.179         1,679
                             2007        $12.179      $12.085         1,565
                             2008        $12.085      $ 5.690         5,172
                             2009        $ 5.690      $ 8.230         4,860
                             2010        $ 8.230      $ 8.616         5,990
                             2011        $ 8.616      $ 8.149         5,975
                             2012        $ 8.149      $ 9.386         5,884
                             2013        $ 9.386      $12.247         2,659
                             2014        $12.247      $12.755         2,593

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.117      $10.229          929
                             2006        $10.229      $10.326          929
                             2007        $10.326      $10.818          896
                             2008        $10.818      $10.751        3,095
                             2009        $10.751      $10.616        1,679
                             2010        $10.616      $10.900          967
                             2011        $10.900      $10.940            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.813        1,692
                             2009        $ 6.813      $11.945        1,598
                             2010        $11.945      $14.620        1,557
                             2011        $14.620      $ 9.684        1,556
                             2012        $ 9.684      $10.730        1,556
                             2013        $10.730      $12.005           54
                             2014        $12.005      $10.330            3
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.225      $12.089          978
                             2006        $12.089      $13.619          980
                             2007        $13.619      $14.287          980
                             2008        $14.287      $10.085        7,350
                             2009        $10.085      $13.123        5,424
                             2010        $13.123      $14.822        4,331
                             2011        $14.822      $14.079        4,570
                             2012        $14.079      $15.270        3,154
                             2013        $15.270      $18.807        1,580
                             2014        $18.807      $19.966        1,460
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.918            0
                             2006        $10.918      $13.027          329
                             2007        $13.027      $11.972          271
                             2008        $11.972      $ 7.511        1,246
                             2009        $ 7.511      $ 7.100            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.551      $11.122        5,025
                             2006        $11.122      $12.023        2,920
                             2007        $12.023      $12.980        2,821
                             2008        $12.980      $10.666        7,141
                             2009        $10.666      $13.114        5,509
                             2010        $13.114      $13.881        5,233
                             2011        $13.881      $13.774        4,968
                             2012        $13.774      $15.288        4,189
                             2013        $15.288      $17.931        1,518
                             2014        $17.931      $19.001        1,378
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $11.690          149
                             2006        $11.690      $13.512          149
                             2007        $13.512      $15.641          149
                             2008        $15.641      $14.684            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.411      $12.575        1,623
                             2006        $12.575      $13.434        1,152
                             2007        $13.434      $17.968          840
                             2008        $17.968      $ 9.796          866
                             2009        $ 9.796      $14.003          620
                             2010        $14.003      $14.598          619
                             2011        $14.598      $13.300        1,081
                             2012        $13.300      $16.126          849
                             2013        $16.126      $20.664          825
                             2014        $20.664      $21.943          775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.260      $12.228        2,512
                             2006        $12.228      $13.261        2,342
                             2007        $13.261      $13.777        1,791
                             2008        $13.777      $ 8.599          577
                             2009        $ 8.599      $10.317          366
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.253      $10.411        1,472
                             2006        $10.411      $12.016        1,401
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.349      $10.734          938
                             2006        $10.734      $12.375          539
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.908          857
                             2014        $14.908      $14.965          229
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.578      $10.569        2,843
                             2006        $10.569      $11.382        2,300
                             2007        $11.382      $11.313        1,561
                             2008        $11.313      $ 7.901        6,496
                             2009        $ 7.901      $11.233        5,026
                             2010        $11.233      $12.580        5,042
                             2011        $12.580      $12.791        4,713
                             2012        $12.791      $14.329        3,878
                             2013        $14.329      $14.471            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.399      $10.611          497
                             2006        $10.611      $11.148        1,599
                             2007        $11.148      $12.116        1,304
                             2008        $12.116      $ 7.475        3,472
                             2009        $ 7.475      $10.179        3,243
                             2010        $10.179      $11.176        2,796
                             2011        $11.176      $10.982        2,786
                             2012        $10.982      $12.545        2,726
                             2013        $12.545      $15.973        1,815
                             2014        $15.973      $17.375        1,731
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.735      $11.248            0
                             2006        $11.248      $12.411            0
                             2007        $12.411      $13.367            0
                             2008        $13.367      $ 8.735          791
                             2009        $ 8.735      $10.822        1,337
                             2010        $10.822      $11.748        1,213
                             2011        $11.748      $11.224        1,043
                             2012        $11.224      $13.057          902
                             2013        $13.057      $16.839          610
                             2014        $16.839      $18.252            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.876      $10.155          648
                             2006        $10.155      $11.228          648
                             2007        $11.228      $11.239          648
                             2008        $11.239      $ 6.654        1,853
                             2009        $ 6.654      $10.613        2,483
                             2010        $10.613      $14.125        3,909
                             2011        $14.125      $12.378        3,841
                             2012        $12.378      $14.650        3,317
                             2013        $14.650      $20.254        1,253
                             2014        $20.254      $18.342        1,253

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.709      $10.757         5,018
                             2006        $10.757      $11.756         4,464
                             2007        $11.756      $11.960         3,946
                             2008        $11.960      $ 9.095        12,294
                             2009        $ 9.095      $10.483        10,700
                             2010        $10.483      $11.251         7,267
                             2011        $11.251      $11.190         6,824
                             2012        $11.190      $12.152         6,209
                             2013        $12.152      $14.127         3,354
                             2014        $14.127      $14.969         3,070
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.097      $11.568           611
                             2006        $11.568      $13.648           611
                             2007        $13.648      $14.374           611
                             2008        $14.374      $ 9.464         1,222
                             2009        $ 9.464      $11.346         1,559
                             2010        $11.346      $12.354         1,111
                             2011        $12.354      $12.038         1,032
                             2012        $12.038      $13.657           959
                             2013        $13.657      $18.129             0
                             2014        $18.129      $19.560             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.663             0
                             2006        $11.663      $11.727             0
                             2007        $11.727      $12.172             0
                             2008        $12.172      $ 6.052           684
                             2009        $ 6.052      $ 7.836           523
                             2010        $ 7.836      $ 9.756         2,804
                             2011        $ 9.756      $ 9.631         2,573
                             2012        $ 9.631      $10.953         2,360
                             2013        $10.953      $14.543         1,669
                             2014        $14.543      $15.024             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.312      $12.632         3,331
                             2006        $12.632      $14.515         1,350
                             2007        $14.515      $15.072         1,321
                             2008        $15.072      $ 8.804         5,985
                             2009        $ 8.804      $12.012         5,293
                             2010        $12.012      $13.606         6,574
                             2011        $13.606      $12.185         6,427
                             2012        $12.185      $14.428         5,383
                             2013        $14.428      $17.937         1,486
                             2014        $17.937      $17.922         1,473
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.245      $12.079         5,235
                             2006        $12.079      $13.560         1,896
                             2007        $13.560      $13.089         1,454
                             2008        $13.089      $ 7.944         5,504
                             2009        $ 7.944      $10.645         4,884
                             2010        $10.645      $12.825         4,510
                             2011        $12.825      $12.257         4,369
                             2012        $12.257      $14.119         3,783
                             2013        $14.119      $19.438         1,595
                             2014        $19.438      $21.248         1,556

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.310      $10.614             0
                             2006        $10.614      $10.619         1,711
                             2007        $10.619      $10.772         1,064
                             2008        $10.772      $10.295         1,059
                             2009        $10.295      $11.654         1,204
                             2010        $11.654      $12.379         1,213
                             2011        $12.379      $12.940         1,135
                             2012        $12.940      $14.042         1,141
                             2013        $14.042      $13.816         1,311
                             2014        $13.816      $15.035         1,265
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.890      $ 9.951         2,680
                             2006        $ 9.951      $10.192         2,875
                             2007        $10.192      $10.464         4,107
                             2008        $10.464      $10.475        33,726
                             2009        $10.475      $10.267        27,652
                             2010        $10.267      $10.056        15,987
                             2011        $10.056      $ 9.851        12,817
                             2012        $ 9.851      $ 9.650         6,341
                             2013        $ 9.650      $ 9.453         1,699
                             2014        $ 9.453      $ 9.255         1,361
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.523      $10.517         1,841
                             2006        $10.517      $10.370         2,597
                             2007        $10.370      $11.235         2,541
                             2008        $11.235      $10.225         6,340
                             2009        $10.225      $11.852         6,080
                             2010        $11.852      $12.544         9,891
                             2011        $12.544      $13.715         5,329
                             2012        $13.715      $14.602         5,449
                             2013        $14.602      $12.977         2,808
                             2014        $12.977      $13.097         2,789
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.212      $10.242         2,136
                             2006        $10.242      $10.414         5,114
                             2007        $10.414      $11.088         5,071
                             2008        $11.088      $11.378         6,794
                             2009        $11.378      $12.707         6,216
                             2010        $12.707      $13.450         6,982
                             2011        $13.450      $13.643         3,449
                             2012        $13.643      $14.637         4,378
                             2013        $14.637      $14.049         3,476
                             2014        $14.049      $14.342         3,390
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.750      $10.813         1,548
                             2006        $10.813      $11.730         1,548
                             2007        $11.730      $10.973         1,497
                             2008        $10.973      $ 7.393           997
                             2009        $ 7.393      $ 7.115             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.151      $10.423             0
                             2006        $10.423      $11.365             0
                             2007        $11.365      $11.829             0
                             2008        $11.829      $10.685             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.417      $10.774         2,830
                             2006        $10.774      $11.533         4,191
                             2007        $11.533      $12.699         3,370
                             2008        $12.699      $ 7.130         6,422
                             2009        $ 7.130      $ 9.897         5,969
                             2010        $ 9.897      $11.240         3,905
                             2011        $11.240      $11.154         3,643
                             2012        $11.154      $12.874         3,535
                             2013        $12.874      $17.753         2,631
                             2014        $17.753      $18.917         2,512
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.029      $11.197         3,621
                             2006        $11.197      $13.007         2,534
                             2007        $13.007      $13.118         2,398
                             2008        $13.118      $ 8.185        12,005
                             2009        $ 8.185      $10.036        11,529
                             2010        $10.036      $11.274         8,979
                             2011        $11.274      $10.926         8,687
                             2012        $10.926      $12.506         7,853
                             2013        $12.506      $15.843         5,577
                             2014        $15.843      $16.612         4,765
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.311      $11.658           509
                             2006        $11.658      $11.849           508
                             2007        $11.849      $14.111           508
                             2008        $14.111      $ 6.997         2,412
                             2009        $ 6.997      $11.313         2,172
                             2010        $11.313      $13.580         1,591
                             2011        $13.580      $12.891         1,594
                             2012        $12.891      $14.394         1,208
                             2013        $14.394      $20.816            84
                             2014        $20.816      $21.620            37
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.764      $14.590         8,945
                             2006        $14.590      $19.666         6,691
                             2007        $19.666      $15.925         5,850
                             2008        $15.925      $ 9.657         3,507
                             2009        $ 9.657      $12.148         2,547
                             2010        $12.148      $15.405         2,238
                             2011        $15.405      $15.936         2,373
                             2012        $15.936      $18.037         1,697
                             2013        $18.037      $17.968           219
                             2014        $17.968      $22.767           157
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.022      $15.536           401
                             2006        $15.536      $21.218           401
                             2007        $21.218      $28.584           401
                             2008        $28.584      $ 9.855         1,602
                             2009        $ 9.855      $20.568         1,715
                             2010        $20.568      $25.541         3,485
                             2011        $25.541      $18.570         1,965
                             2012        $18.570      $23.598         1,921
                             2013        $23.598      $25.879           364
                             2014        $25.879      $25.230             2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.369      $18.368          884
                             2006        $18.368      $22.387          552
                             2007        $22.387      $31.855          549
                             2008        $31.855      $16.800        1,461
                             2009        $16.800      $25.911        1,612
                             2010        $25.911      $32.783        2,593
                             2011        $32.783      $26.816        1,214
                             2012        $26.816      $27.140        1,183
                             2013        $27.140      $29.369          355
                             2014        $29.369      $23.259          331
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.849      $ 9.662        2,732
                             2006        $ 9.662      $10.278        2,143
                             2007        $10.278      $10.469        1,735
                             2008        $10.469      $ 8.907          697
                             2009        $ 8.907      $ 9.929            0
                             2010        $ 9.929      $10.204            0
                             2011        $10.204      $ 9.764            0
                             2012        $ 9.764      $ 9.685            0
                             2013        $ 9.685      $ 9.961            0
                             2014        $ 9.961      $ 9.648            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.796      $10.944        3,533
                             2006        $10.944      $11.824        5,058
                             2007        $11.824      $11.536        4,694
                             2008        $11.536      $ 7.806        5,887
                             2009        $ 7.806      $11.833        3,715
                             2010        $11.833      $13.287        3,300
                             2011        $13.287      $13.174        3,215
                             2012        $13.174      $15.228        2,775
                             2013        $15.228      $15.812        3,045
                             2014        $15.812      $15.246        2,703

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.139      $11.320           0
                             2006        $11.320      $13.171           0
                             2007        $13.171      $17.156           0
                             2008        $17.156      $ 9.183           0
                             2009        $ 9.183      $13.534           0
                             2010        $13.534      $15.040           0
                             2011        $15.040      $14.617           0
                             2012        $14.617      $16.853           0
                             2013        $16.853      $22.216           0
                             2014        $22.216      $24.649           0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.023      $10.952           0
                             2006        $10.952      $11.237           0
                             2007        $11.237      $13.146           0
                             2008        $13.146      $ 6.904           0
                             2009        $ 6.904      $ 9.943           0
                             2010        $ 9.943      $10.979           0
                             2011        $10.979      $10.657           0
                             2012        $10.657      $11.399           0
                             2013        $11.399      $15.003           0
                             2014        $15.003      $16.222           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.544      $11.297           0
                             2006        $11.297      $12.141           0
                             2007        $12.141      $15.586           0
                             2008        $15.586      $ 6.330         485
                             2009        $ 6.330      $ 9.367         485
                             2010        $ 9.367      $10.891         484
                             2011        $10.891      $ 9.737         483
                             2012        $ 9.737      $11.016         483
                             2013        $11.016      $14.588         482
                             2014        $14.588      $15.349         482
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.453           0
                             2008        $ 9.453      $ 5.863           0
                             2009        $ 5.863      $ 7.418           0
                             2010        $ 7.418      $ 8.459           0
                             2011        $ 8.459      $ 7.761           0
                             2012        $ 7.761      $ 8.726           0
                             2013        $ 8.726      $11.280           0
                             2014        $11.280      $12.061           0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.691           0
                             2008        $ 9.691      $ 6.102           0
                             2009        $ 6.102      $ 7.429           0
                             2010        $ 7.429      $ 7.954           0
                             2011        $ 7.954      $ 8.164           0
                             2012        $ 8.164      $ 9.302           0
                             2013        $ 9.302      $12.043           0
                             2014        $12.043      $13.157           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.137      $10.289            0
                             2006        $10.289      $10.781            0
                             2007        $10.781      $12.143            0
                             2008        $12.143      $ 8.443            0
                             2009        $ 8.443      $10.632            0
                             2010        $10.632      $11.850            0
                             2011        $11.850      $11.263            0
                             2012        $11.263      $12.363            0
                             2013        $12.363      $13.945            0
                             2014        $13.945      $14.394            0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.300      $12.892        1,069
                             2006        $12.892      $14.051        1,064
                             2007        $14.051      $16.117          265
                             2008        $16.117      $ 9.033        1,139
                             2009        $ 9.033      $11.968        1,046
                             2010        $11.968      $13.686          305
                             2011        $13.686      $13.013          304
                             2012        $13.013      $14.780          555
                             2013        $14.780      $18.929           60
                             2014        $18.929      $20.670            0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.755      $11.105          489
                             2006        $11.105      $13.026          487
                             2007        $13.026      $12.900          485
                             2008        $12.900      $ 7.215        2,090
                             2009        $ 7.215      $ 9.165        1,918
                             2010        $ 9.165      $10.300        1,878
                             2011        $10.300      $10.140        1,846
                             2012        $10.140      $11.608        2,062
                             2013        $11.608      $14.512        1,362
                             2014        $14.512      $15.396          667
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.732      $10.042            0
                             2006        $10.042      $10.467            0
                             2007        $10.467      $12.965            0
                             2008        $12.965      $ 6.681          260
                             2009        $ 6.681      $ 8.361          260
                             2010        $ 8.361      $10.128          260
                             2011        $10.128      $ 9.903          259
                             2012        $ 9.903      $11.079          259
                             2013        $11.079      $14.736          259
                             2014        $14.736      $15.999          258
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.584      $10.824            0
                             2006        $10.824      $12.221          438
                             2007        $12.221      $12.570          252
                             2008        $12.570      $ 7.725          864
                             2009        $ 7.725      $ 9.542          860
                             2010        $ 9.542      $10.707          853
                             2011        $10.707      $10.658          848
                             2012        $10.658      $12.053          824
                             2013        $12.053      $15.549          784
                             2014        $15.549      $17.228          695

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.135      $10.101            0
                             2006        $10.101      $10.288          260
                             2007        $10.288      $10.471          151
                             2008        $10.471      $ 9.886          113
                             2009        $ 9.886      $11.164          125
                             2010        $11.164      $11.743          130
                             2011        $11.743      $12.293          121
                             2012        $12.293      $12.696          129
                             2013        $12.696      $12.160          157
                             2014        $12.160      $12.561          160
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.887      $ 9.939            0
                             2006        $ 9.939      $10.170          526
                             2007        $10.170      $10.438          303
                             2008        $10.438      $10.491        3,361
                             2009        $10.491      $10.309        4,096
                             2010        $10.309      $10.089        2,971
                             2011        $10.089      $ 9.869        2,863
                             2012        $ 9.869      $ 9.652        2,796
                             2013        $ 9.652      $ 9.441        2,763
                             2014        $ 9.441      $ 9.234          434
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.845      $12.600          539
                             2006        $12.600      $14.514          720
                             2007        $14.514      $16.613          362
                             2008        $16.613      $ 9.105          790
                             2009        $ 9.105      $11.239          745
                             2010        $11.239      $12.402          742
                             2011        $12.402      $10.027          766
                             2012        $10.027      $11.804        1,007
                             2013        $11.804      $15.027          526
                             2014        $15.027      $13.477          546
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.516      $11.695            0
                             2006        $11.695      $12.741            0
                             2007        $12.741      $15.293            0
                             2008        $15.293      $ 8.864            0
                             2009        $ 8.864      $11.035            0
                             2010        $11.035      $12.002            0
                             2011        $12.002      $10.968            0
                             2012        $10.968      $11.201            0
                             2013        $11.201      $12.868            0
                             2014        $12.868      $12.936            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.059            0
                             2013        $ 9.059      $12.385            0
                             2014        $12.385      $13.102            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.222      $10.856            0
                             2006        $10.856      $11.261            0
                             2007        $11.261      $12.303            0
                             2008        $12.303      $ 6.903            0
                             2009        $ 6.903      $ 8.150            0
                             2010        $ 8.150      $ 9.183            0
                             2011        $ 9.183      $ 8.253            0
                             2012        $ 8.253      $ 9.450            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.737            0
                             2007        $10.737      $11.327            0
                             2008        $11.327      $ 7.719            0
                             2009        $ 7.719      $ 9.661            0
                             2010        $ 9.661      $10.323            0
                             2011        $10.323      $10.066            0
                             2012        $10.066      $11.185            0
                             2013        $11.185      $14.104            0
                             2014        $14.104      $14.876            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.407        2,397
                             2012        $11.407      $11.403        1,552
                             2013        $11.403      $10.834            0
                             2014        $10.834      $11.007            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.996      $11.800          752
                             2006        $11.800      $13.385        1,148
                             2007        $13.385      $13.419          981
                             2008        $13.419      $ 8.896        2,176
                             2009        $ 8.896      $10.798        2,073
                             2010        $10.798      $11.848        1,249
                             2011        $11.848      $11.326        1,252
                             2012        $11.326      $12.666        1,185
                             2013        $12.666      $16.570          496
                             2014        $16.570      $17.821          223
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.902      $11.438            0
                             2006        $11.438      $12.416            0
                             2007        $12.416      $13.269            0
                             2008        $13.269      $ 9.255            0
                             2009        $ 9.255      $11.753            0
                             2010        $11.753      $13.079            0
                             2011        $13.079      $11.959            0
                             2012        $11.959      $12.938            0
                             2013        $12.938      $16.255            0
                             2014        $16.255      $16.560            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.025      $11.981            0
                             2006        $11.981      $12.295            0
                             2007        $12.295      $14.139            0
                             2008        $14.139      $ 7.351            0
                             2009        $ 7.351      $11.243            0
                             2010        $11.243      $13.995            0
                             2011        $13.995      $12.406            0
                             2012        $12.406      $13.543            0
                             2013        $13.543      $18.093            0
                             2014        $18.093      $19.056            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.661      $10.993            0
                             2006        $10.993      $12.143            0
                             2007        $12.143      $12.037            0
                             2008        $12.037      $ 5.661        1,160
                             2009        $ 5.661      $ 8.180          936
                             2010        $ 8.180      $ 8.556          899
                             2011        $ 8.556      $ 8.084          866
                             2012        $ 8.084      $ 9.301          819
                             2013        $ 9.301      $12.123          775
                             2014        $12.123      $12.614            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.108      $10.210            0
                             2006        $10.210      $10.296            0
                             2007        $10.296      $10.775        2,834
                             2008        $10.775      $10.697        2,819
                             2009        $10.697      $10.552        2,419
                             2010        $10.552      $10.824        2,408
                             2011        $10.824      $10.859            0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.779          377
                             2009        $ 6.779      $11.873          314
                             2010        $11.873      $14.517          312
                             2011        $14.517      $ 9.606          311
                             2012        $ 9.606      $10.633          310
                             2013        $10.633      $11.884            0
                             2014        $11.884      $10.216            0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.214      $12.065          755
                             2006        $12.065      $13.578          948
                             2007        $13.578      $14.230          485
                             2008        $14.230      $10.035        1,088
                             2009        $10.035      $13.044          938
                             2010        $13.044      $14.718          910
                             2011        $14.718      $13.965          891
                             2012        $13.965      $15.131          872
                             2013        $15.131      $18.618          543
                             2014        $18.618      $19.745          100
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.910          412
                             2006        $10.910      $13.004          410
                             2007        $13.004      $11.939          204
                             2008        $11.939      $ 7.482          203
                             2009        $ 7.482      $ 7.071            0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.542      $11.100            0
                             2006        $11.100      $11.987            0
                             2007        $11.987      $12.928            0
                             2008        $12.928      $10.613            0
                             2009        $10.613      $13.035            0
                             2010        $13.035      $13.783            0
                             2011        $13.783      $13.664            0
                             2012        $13.664      $15.150            0
                             2013        $15.150      $17.750            0
                             2014        $17.750      $18.790            0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.228      $11.667          765
                             2006        $11.667      $13.472          761
                             2007        $13.472      $15.578          379
                             2008        $15.578      $14.620            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.401      $12.551          714
                             2006        $12.551      $13.394          711
                             2007        $13.394      $17.897          708
                             2008        $17.897      $ 9.747          704
                             2009        $ 9.747      $13.919          586
                             2010        $13.919      $14.495          583
                             2011        $14.495      $13.193          581
                             2012        $13.193      $15.980          578
                             2013        $15.980      $20.456            0
                             2014        $20.456      $21.700            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.250      $12.204           0
                             2006        $12.204      $13.222           0
                             2007        $13.222      $13.722           0
                             2008        $13.722      $ 8.556         703
                             2009        $ 8.556      $10.255         664
                             2010        $10.255      $10.978           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.243      $10.391           0
                             2006        $10.391      $11.980           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.339      $10.713           0
                             2006        $10.713      $12.338           0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.758           0
                             2014        $14.758      $14.799           0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.568      $10.548         411
                             2006        $10.548      $11.348         409
                             2007        $11.348      $11.268         407
                             2008        $11.268      $ 7.861         405
                             2009        $ 7.861      $11.165         337
                             2010        $11.165      $12.492         336
                             2011        $12.492      $12.689         334
                             2012        $12.689      $14.200         333
                             2013        $14.200      $14.331           0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.389      $10.591           0
                             2006        $10.591      $11.115         481
                             2007        $11.115      $12.067         262
                             2008        $12.067      $ 7.437         409
                             2009        $ 7.437      $10.117         379
                             2010        $10.117      $11.097         378
                             2011        $11.097      $10.894         378
                             2012        $10.894      $12.431         352
                             2013        $12.431      $15.812         316
                             2014        $15.812      $17.182         231
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.725      $11.226           0
                             2006        $11.226      $12.374           0
                             2007        $12.374      $13.314           0
                             2008        $13.314      $ 8.691           0
                             2009        $ 8.691      $10.757           0
                             2010        $10.757      $11.665           0
                             2011        $11.665      $11.133           0
                             2012        $11.133      $12.938           0
                             2013        $12.938      $16.670           0
                             2014        $16.670      $18.049           0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.867      $10.136           0
                             2006        $10.136      $11.195           0
                             2007        $11.195      $11.194           0
                             2008        $11.194      $ 6.621           0
                             2009        $ 6.621      $10.549           0
                             2010        $10.549      $14.026           0
                             2011        $14.026      $12.278           0
                             2012        $12.278      $14.517           0
                             2013        $14.517      $20.050           0
                             2014        $20.050      $18.139           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.699      $10.736           0
                             2006        $10.736      $11.721           0
                             2007        $11.721      $11.913           0
                             2008        $11.913      $ 9.050         626
                             2009        $ 9.050      $10.420         625
                             2010        $10.420      $11.172         624
                             2011        $11.172      $11.100         624
                             2012        $11.100      $12.042         524
                             2013        $12.042      $13.984         436
                             2014        $13.984      $14.803           0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.087      $11.545           0
                             2006        $11.545      $13.608           0
                             2007        $13.608      $14.317           0
                             2008        $14.317      $ 9.417          97
                             2009        $ 9.417      $11.278          97
                             2010        $11.278      $12.267          96
                             2011        $12.267      $11.942          96
                             2012        $11.942      $13.533          81
                             2013        $13.533      $17.947          67
                             2014        $17.947      $19.343           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.655         466
                             2006        $11.655      $11.707         464
                             2007        $11.707      $12.139         462
                             2008        $12.139      $ 6.029         460
                             2009        $ 6.029      $ 7.799         383
                             2010        $ 7.799      $ 9.699         381
                             2011        $ 9.699      $ 9.566         379
                             2012        $ 9.566      $10.867         378
                             2013        $10.867      $14.414           0
                             2014        $14.414      $14.876           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.301      $12.607           0
                             2006        $12.607      $14.472           0
                             2007        $14.472      $15.012           0
                             2008        $15.012      $ 8.760           0
                             2009        $ 8.760      $11.939           0
                             2010        $11.939      $13.510           0
                             2011        $13.510      $12.087           0
                             2012        $12.087      $14.297           0
                             2013        $14.297      $17.757           0
                             2014        $17.757      $17.723           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.235      $12.056         228
                             2006        $12.056      $13.520         424
                             2007        $13.520      $13.037         347
                             2008        $13.037      $ 7.904         371
                             2009        $ 7.904      $10.581         446
                             2010        $10.581      $12.735         433
                             2011        $12.735      $12.158         436
                             2012        $12.158      $13.991         429
                             2013        $13.991      $19.242         100
                             2014        $19.242      $21.012          95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.300      $10.593          406
                             2006        $10.593      $10.588          657
                             2007        $10.588      $10.730          550
                             2008        $10.730      $10.243        1,199
                             2009        $10.243      $11.584        1,226
                             2010        $11.584      $12.292          456
                             2011        $12.292      $12.836          447
                             2012        $12.836      $13.915          447
                             2013        $13.915      $13.677          140
                             2014        $13.677      $14.869          135
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.881      $ 9.931            0
                             2006        $ 9.931      $10.162            0
                             2007        $10.162      $10.422            0
                             2008        $10.422      $10.423          567
                             2009        $10.423      $10.205          674
                             2010        $10.205      $ 9.985        1,363
                             2011        $ 9.985      $ 9.772        1,308
                             2012        $ 9.772      $ 9.562        1,254
                             2013        $ 9.562      $ 9.358        1,204
                             2014        $ 9.358      $ 9.153            0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.513      $10.497          653
                             2006        $10.497      $10.339          908
                             2007        $10.339      $11.191          789
                             2008        $11.191      $10.174          753
                             2009        $10.174      $11.780          654
                             2010        $11.780      $12.456          656
                             2011        $12.456      $13.604          640
                             2012        $13.604      $14.469          642
                             2013        $14.469      $12.846          149
                             2014        $12.846      $12.952          155
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.202      $10.222            0
                             2006        $10.222      $10.383          258
                             2007        $10.383      $11.044          143
                             2008        $11.044      $11.321        2,301
                             2009        $11.321      $12.630        2,738
                             2010        $12.630      $13.355        2,690
                             2011        $13.355      $13.534        2,597
                             2012        $13.534      $14.505        2,498
                             2013        $14.505      $13.907        2,093
                             2014        $13.907      $14.183          142
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.742      $10.794            0
                             2006        $10.794      $11.698            0
                             2007        $11.698      $10.931            0
                             2008        $10.931      $ 7.357            0
                             2009        $ 7.357      $ 7.079            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.141      $10.403            0
                             2006        $10.403      $11.332            0
                             2007        $11.332      $11.782            0
                             2008        $11.782      $10.642            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.408      $10.753            0
                             2006        $10.753      $11.499          465
                             2007        $11.499      $12.649          250
                             2008        $12.649      $ 7.094          423
                             2009        $ 7.094      $ 9.837          385
                             2010        $ 9.837      $11.161          375
                             2011        $11.161      $11.064          372
                             2012        $11.064      $12.758          344
                             2013        $12.758      $17.574          291
                             2014        $17.574      $18.707          213
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.019      $11.176            0
                             2006        $11.176      $12.969          412
                             2007        $12.969      $13.066          242
                             2008        $13.066      $ 8.144        1,216
                             2009        $ 8.144      $ 9.976        1,161
                             2010        $ 9.976      $11.195        1,116
                             2011        $11.195      $10.838        1,093
                             2012        $10.838      $12.392        1,026
                             2013        $12.392      $15.684          954
                             2014        $15.684      $16.428          242
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.302      $11.635            0
                             2006        $11.635      $11.814            0
                             2007        $11.814      $14.055            0
                             2008        $14.055      $ 6.962            0
                             2009        $ 6.962      $11.245            0
                             2010        $11.245      $13.485            0
                             2011        $13.485      $12.788            0
                             2012        $12.788      $14.263            0
                             2013        $14.263      $20.607            0
                             2014        $20.607      $21.380            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.752      $14.562            0
                             2006        $14.562      $19.607            0
                             2007        $19.607      $15.862            0
                             2008        $15.862      $ 9.608        4,379
                             2009        $ 9.608      $12.074        3,840
                             2010        $12.074      $15.296        3,079
                             2011        $15.296      $15.807        2,953
                             2012        $15.807      $17.874        2,832
                             2013        $17.874      $17.787        2,718
                             2014        $17.787      $22.515            0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.011      $15.506            0
                             2006        $15.506      $21.156            0
                             2007        $21.156      $28.470            0
                             2008        $28.470      $ 9.806            0
                             2009        $ 9.806      $20.444            0
                             2010        $20.444      $25.362            0
                             2011        $25.362      $18.420            0
                             2012        $18.420      $23.384            0
                             2013        $23.384      $25.618            0
                             2014        $25.618      $24.950            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.357      $18.332            0
                             2006        $18.332      $22.321            0
                             2007        $22.321      $31.728            0
                             2008        $31.728      $16.716            0
                             2009        $16.716      $25.755            0
                             2010        $25.755      $32.553            0
                             2011        $32.553      $26.600            0
                             2012        $26.600      $26.894            0
                             2013        $26.894      $29.073            0
                             2014        $29.073      $23.001            0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.840      $ 9.643            0
                             2006        $ 9.643      $10.248            0
                             2007        $10.248      $10.428            0
                             2008        $10.428      $ 8.863            0
                             2009        $ 8.863      $ 9.869            0
                             2010        $ 9.869      $10.133            0
                             2011        $10.133      $ 9.685            0
                             2012        $ 9.685      $ 9.598            0
                             2013        $ 9.598      $ 9.860            0
                             2014        $ 9.860      $ 9.541            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.786      $10.923            0
                             2006        $10.923      $11.789          227
                             2007        $11.789      $11.490          138
                             2008        $11.490      $ 7.766        1,668
                             2009        $ 7.766      $11.762        1,384
                             2010        $11.762      $13.194          115
                             2011        $13.194      $13.068          114
                             2012        $13.068      $15.090          109
                             2013        $15.090      $15.652          122
                             2014        $15.652      $15.077          133

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.134      $11.309             0
                             2006        $11.309      $13.152             0
                             2007        $13.152      $17.121             0
                             2008        $17.121      $ 9.160             0
                             2009        $ 9.160      $13.493             0
                             2010        $13.493      $14.987             0
                             2011        $14.987      $14.558             0
                             2012        $14.558      $16.776             0
                             2013        $16.776      $22.104             0
                             2014        $22.104      $24.512             0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.019      $10.942             0
                             2006        $10.942      $11.220             0
                             2007        $11.220      $13.120             0
                             2008        $13.120      $ 6.887             0
                             2009        $ 6.887      $ 9.913             0
                             2010        $ 9.913      $10.941             0
                             2011        $10.941      $10.614             0
                             2012        $10.614      $11.347             0
                             2013        $11.347      $14.927             0
                             2014        $14.927      $16.132             0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.539      $11.286             0
                             2006        $11.286      $12.123             0
                             2007        $12.123      $15.555             0
                             2008        $15.555      $ 6.314        18,946
                             2009        $ 6.314      $ 9.339        18,946
                             2010        $ 9.339      $10.853             0
                             2011        $10.853      $ 9.697             0
                             2012        $ 9.697      $10.966             0
                             2013        $10.966      $14.515             0
                             2014        $14.515      $15.264             0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.450             0
                             2008        $ 9.450      $ 5.858         2,596
                             2009        $ 5.858      $ 7.407         2,582
                             2010        $ 7.407      $ 8.443         2,570
                             2011        $ 8.443      $ 7.742             0
                             2012        $ 7.742      $ 8.701             0
                             2013        $ 8.701      $11.241             0
                             2014        $11.241      $12.015             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.688             0
                             2008        $ 9.688      $ 6.096             0
                             2009        $ 6.096      $ 7.419             0
                             2010        $ 7.419      $ 7.939             0
                             2011        $ 7.939      $ 8.145             0
                             2012        $ 8.145      $ 9.275             0
                             2013        $ 9.275      $12.001             0
                             2014        $12.001      $13.105             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.132      $10.279            0
                             2006        $10.279      $10.765            0
                             2007        $10.765      $12.119            0
                             2008        $12.119      $ 8.421          109
                             2009        $ 8.421      $10.600          109
                             2010        $10.600      $11.808          108
                             2011        $11.808      $11.218          109
                             2012        $11.218      $12.307          113
                             2013        $12.307      $13.875          123
                             2014        $13.875      $14.314          124
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.295      $12.880          500
                             2006        $12.880      $14.030          499
                             2007        $14.030      $16.085          498
                             2008        $16.085      $ 9.010        1,763
                             2009        $ 9.010      $11.932        1,704
                             2010        $11.932      $13.638        1,549
                             2011        $13.638      $12.960        1,428
                             2012        $12.960      $14.713        1,134
                             2013        $14.713      $18.833        1,057
                             2014        $18.833      $20.555          993
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.750      $11.095            0
                             2006        $11.095      $13.007            0
                             2007        $13.007      $12.875            0
                             2008        $12.875      $ 7.197        8,417
                             2009        $ 7.197      $ 9.137        8,329
                             2010        $ 9.137      $10.264        7,490
                             2011        $10.264      $10.099        5,648
                             2012        $10.099      $11.555        5,322
                             2013        $11.555      $14.438        4,931
                             2014        $14.438      $15.310        4,672
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.727      $10.032            0
                             2006        $10.032      $10.452            0
                             2007        $10.452      $12.939            0
                             2008        $12.939      $ 6.664            0
                             2009        $ 6.664      $ 8.336            0
                             2010        $ 8.336      $10.092            0
                             2011        $10.092      $ 9.863            0
                             2012        $ 9.863      $11.029            0
                             2013        $11.029      $14.662            0
                             2014        $14.662      $15.910            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.579      $10.813          302
                             2006        $10.813      $12.202          215
                             2007        $12.202      $12.544          215
                             2008        $12.544      $ 7.705        1,127
                             2009        $ 7.705      $ 9.513        1,113
                             2010        $ 9.513      $10.669        1,102
                             2011        $10.669      $10.615          136
                             2012        $10.615      $11.998          130
                             2013        $11.998      $15.470          105
                             2014        $15.470      $17.132           97

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.130      $10.091          442
                             2006        $10.091      $10.272          366
                             2007        $10.272      $10.450          370
                             2008        $10.450      $ 9.861        2,057
                             2009        $ 9.861      $11.131        2,068
                             2010        $11.131      $11.702        1,842
                             2011        $11.702      $12.244        1,833
                             2012        $12.244      $12.638          246
                             2013        $12.638      $12.098          268
                             2014        $12.098      $12.491          268
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.882      $ 9.929          897
                             2006        $ 9.929      $10.155          742
                             2007        $10.155      $10.417          744
                             2008        $10.417      $10.465        3,763
                             2009        $10.465      $10.278        4,430
                             2010        $10.278      $10.054        4,467
                             2011        $10.054      $ 9.829        2,972
                             2012        $ 9.829      $ 9.608        3,233
                             2013        $ 9.608      $ 9.393        3,670
                             2014        $ 9.393      $ 9.183        3,799
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.840      $12.588            0
                             2006        $12.588      $14.492            0
                             2007        $14.492      $16.580            0
                             2008        $16.580      $ 9.082        1,097
                             2009        $ 9.082      $11.205        1,129
                             2010        $11.205      $12.359        1,004
                             2011        $12.359      $ 9.986        1,039
                             2012        $ 9.986      $11.750          946
                             2013        $11.750      $14.951          854
                             2014        $14.951      $13.402          956
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.511      $11.684            0
                             2006        $11.684      $12.722            0
                             2007        $12.722      $15.263            0
                             2008        $15.263      $ 8.841          804
                             2009        $ 8.841      $11.001          799
                             2010        $11.001      $11.959          796
                             2011        $11.959      $10.924            0
                             2012        $10.924      $11.150            0
                             2013        $11.150      $12.803            0
                             2014        $12.803      $12.864            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 9.018            0
                             2013        $ 9.018      $12.323            0
                             2014        $12.323      $13.029            0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.217      $10.845            0
                             2006        $10.845      $11.244            0
                             2007        $11.244      $12.279            0
                             2008        $12.279      $ 6.886            0
                             2009        $ 6.886      $ 8.126            0
                             2010        $ 8.126      $ 9.151            0
                             2011        $ 9.151      $ 8.219            0
                             2012        $ 8.219      $ 9.410            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734            0
                             2007        $10.734      $11.317            0
                             2008        $11.317      $ 7.708            0
                             2009        $ 7.708      $ 9.643            0
                             2010        $ 9.643      $10.298            0
                             2011        $10.298      $10.037            0
                             2012        $10.037      $11.147            0
                             2013        $11.147      $14.049            0
                             2014        $14.049      $14.810            0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.361          267
                             2012        $11.361      $11.351          267
                             2013        $11.351      $10.779          267
                             2014        $10.779      $10.945          267
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.991      $11.789          107
                             2006        $11.789      $13.365           98
                             2007        $13.365      $13.392          101
                             2008        $13.392      $ 8.874        6,338
                             2009        $ 8.874      $10.766        6,552
                             2010        $10.766      $11.807        5,971
                             2011        $11.807      $11.281        5,332
                             2012        $11.281      $12.608        5,132
                             2013        $12.608      $16.486        4,569
                             2014        $16.486      $17.721        4,279
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.897      $11.427          175
                             2006        $11.427      $12.398          101
                             2007        $12.398      $13.242          101
                             2008        $13.242      $ 9.231        1,270
                             2009        $ 9.231      $11.718        1,268
                             2010        $11.718      $13.032        1,264
                             2011        $13.032      $11.911          350
                             2012        $11.911      $12.879          357
                             2013        $12.879      $16.173          352
                             2014        $16.173      $16.468          356
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.019      $11.969            0
                             2006        $11.969      $12.277            0
                             2007        $12.277      $14.111            0
                             2008        $14.111      $ 7.333            0
                             2009        $ 7.333      $11.209            0
                             2010        $11.209      $13.945            0
                             2011        $13.945      $12.356            0
                             2012        $12.356      $13.481            0
                             2013        $13.481      $18.002            0
                             2014        $18.002      $18.950            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.656      $10.982            0
                             2006        $10.982      $12.125            0
                             2007        $12.125      $12.013            0
                             2008        $12.013      $ 5.647        1,098
                             2009        $ 5.647      $ 8.155        1,086
                             2010        $ 8.155      $ 8.526        1,087
                             2011        $ 8.526      $ 8.051           80
                             2012        $ 8.051      $ 9.259           75
                             2013        $ 9.259      $12.062           73
                             2014        $12.062      $12.544           72

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.103      $10.200         381
                             2006        $10.200      $10.281         221
                             2007        $10.281      $10.753         220
                             2008        $10.753      $10.670         267
                             2009        $10.670      $10.520         267
                             2010        $10.520      $10.786         267
                             2011        $10.786      $10.819           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.762           0
                             2009        $ 6.762      $11.837           0
                             2010        $11.837      $14.465           0
                             2011        $14.465      $ 9.568           0
                             2012        $ 9.568      $10.584           0
                             2013        $10.584      $11.824           0
                             2014        $11.824      $10.159           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.209      $12.053         829
                             2006        $12.053      $13.558         756
                             2007        $13.558      $14.202         755
                             2008        $14.202      $10.009         547
                             2009        $10.009      $13.005         521
                             2010        $13.005      $14.666         506
                             2011        $14.666      $13.909         509
                             2012        $13.909      $15.063         259
                             2013        $15.063      $18.524         223
                             2014        $18.524      $19.635         228
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.906           0
                             2006        $10.906      $12.993           0
                             2007        $12.993      $11.923           0
                             2008        $11.923      $ 7.468           0
                             2009        $ 7.468      $ 7.057           0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.537      $11.089           0
                             2006        $11.089      $11.970           0
                             2007        $11.970      $12.902           0
                             2008        $12.902      $10.586           0
                             2009        $10.586      $12.996           0
                             2010        $12.996      $13.735           0
                             2011        $13.735      $13.608           0
                             2012        $13.608      $15.081           0
                             2013        $15.081      $17.661           0
                             2014        $17.661      $18.686           0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.223      $11.655           0
                             2006        $11.655      $13.452           0
                             2007        $13.452      $15.547           0
                             2008        $15.547      $14.589           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.395      $12.539           0
                             2006        $12.539      $13.375           0
                             2007        $13.375      $17.861           0
                             2008        $17.861      $ 9.723           0
                             2009        $ 9.723      $13.877           0
                             2010        $13.877      $14.444           0
                             2011        $14.444      $13.139           0
                             2012        $13.139      $15.907           0
                             2013        $15.907      $20.352           0
                             2014        $20.352      $21.579           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.245      $12.192            0
                             2006        $12.192      $13.202            0
                             2007        $13.202      $13.695            0
                             2008        $13.695      $ 8.535            0
                             2009        $ 8.535      $10.224            0
                             2010        $10.224      $10.943            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.238      $10.381            0
                             2006        $10.381      $11.962            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.335      $10.703            0
                             2006        $10.703      $12.320            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.683        2,048
                             2014        $14.683      $14.717        2,064
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.563      $10.538            0
                             2006        $10.538      $11.331            0
                             2007        $11.331      $11.245            0
                             2008        $11.245      $ 7.842        3,928
                             2009        $ 7.842      $11.132        3,672
                             2010        $11.132      $12.448        3,380
                             2011        $12.448      $12.637        1,952
                             2012        $12.637      $14.135        1,882
                             2013        $14.135      $14.261            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.384      $10.580          120
                             2006        $10.580      $11.098          118
                             2007        $11.098      $12.043          113
                             2008        $12.043      $ 7.419          155
                             2009        $ 7.419      $10.087          132
                             2010        $10.087      $11.058          129
                             2011        $11.058      $10.850          133
                             2012        $10.850      $12.375          126
                             2013        $12.375      $15.732          103
                             2014        $15.732      $17.087           97
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.720      $11.215            0
                             2006        $11.215      $12.355            0
                             2007        $12.355      $13.288            0
                             2008        $13.288      $ 8.669          923
                             2009        $ 8.669      $10.725          918
                             2010        $10.725      $11.624          914
                             2011        $11.624      $11.088            0
                             2012        $11.088      $12.879            0
                             2013        $12.879      $16.585            0
                             2014        $16.585      $17.949            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.862      $10.126            0
                             2006        $10.126      $11.178            0
                             2007        $11.178      $11.171            0
                             2008        $11.171      $ 6.604        1,098
                             2009        $ 6.604      $10.518        1,092
                             2010        $10.518      $13.976        1,087
                             2011        $13.976      $12.229            0
                             2012        $12.229      $14.451            0
                             2013        $14.451      $19.948            0
                             2014        $19.948      $18.038            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.694      $10.725             0
                             2006        $10.725      $11.703             0
                             2007        $11.703      $11.889             0
                             2008        $11.889      $ 9.027         2,083
                             2009        $ 9.027      $10.388         2,077
                             2010        $10.388      $11.133         2,061
                             2011        $11.133      $11.055         1,027
                             2012        $11.055      $11.987           763
                             2013        $11.987      $13.914           763
                             2014        $13.914      $14.721           763
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.082      $11.534             0
                             2006        $11.534      $13.587             0
                             2007        $13.587      $14.288             0
                             2008        $14.288      $ 9.393           858
                             2009        $ 9.393      $11.244           854
                             2010        $11.244      $12.224           850
                             2011        $12.224      $11.893             0
                             2012        $11.893      $13.472             0
                             2013        $13.472      $17.856             0
                             2014        $17.856      $19.235             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.651             0
                             2006        $11.651      $11.697             0
                             2007        $11.697      $12.123             0
                             2008        $12.123      $ 6.018             0
                             2009        $ 6.018      $ 7.780             0
                             2010        $ 7.780      $ 9.671             0
                             2011        $ 9.671      $ 9.533             0
                             2012        $ 9.533      $10.824             0
                             2013        $10.824      $14.350             0
                             2014        $14.350      $14.802             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.296      $12.595           671
                             2006        $12.595      $14.450           670
                             2007        $14.450      $14.982           669
                             2008        $14.982      $ 8.738        18,728
                             2009        $ 8.738      $11.903        18,643
                             2010        $11.903      $13.463         1,017
                             2011        $13.463      $12.038           961
                             2012        $12.038      $14.232           885
                             2013        $14.232      $17.667           819
                             2014        $17.667      $17.624           826
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.230      $12.044             0
                             2006        $12.044      $13.500             0
                             2007        $13.500      $13.011             0
                             2008        $13.011      $ 7.884         2,247
                             2009        $ 7.884      $10.549         2,138
                             2010        $10.549      $12.690         1,809
                             2011        $12.690      $12.109         1,696
                             2012        $12.109      $13.928           850
                             2013        $13.928      $19.145           713
                             2014        $19.145      $20.895           657

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.296      $10.583          359
                             2006        $10.583      $10.572          373
                             2007        $10.572      $10.708          380
                             2008        $10.708      $10.218        4,709
                             2009        $10.218      $11.549        4,792
                             2010        $11.549      $12.249        4,688
                             2011        $12.249      $12.784        3,110
                             2012        $12.784      $13.851          806
                             2013        $13.851      $13.608          862
                             2014        $13.608      $14.786          850
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.876      $ 9.922            0
                             2006        $ 9.922      $10.147            0
                             2007        $10.147      $10.401            0
                             2008        $10.401      $10.396        3,790
                             2009        $10.396      $10.174        3,856
                             2010        $10.174      $ 9.950        3,891
                             2011        $ 9.950      $ 9.732        1,674
                             2012        $ 9.732      $ 9.519        1,607
                             2013        $ 9.519      $ 9.310        1,650
                             2014        $ 9.310      $ 9.102        1,723
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.508      $10.487          241
                             2006        $10.487      $10.324          255
                             2007        $10.324      $11.168          243
                             2008        $11.168      $10.148          918
                             2009        $10.148      $11.745          923
                             2010        $11.745      $12.412          908
                             2011        $12.412      $13.550          872
                             2012        $13.550      $14.404          473
                             2013        $14.404      $12.782          510
                             2014        $12.782      $12.880          518
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.197      $10.212          248
                             2006        $10.212      $10.368          254
                             2007        $10.368      $11.022          246
                             2008        $11.022      $11.293        6,237
                             2009        $11.293      $12.592        6,277
                             2010        $12.592      $13.308        5,926
                             2011        $13.308      $13.479        4,412
                             2012        $13.479      $14.439          529
                             2013        $14.439      $13.837          558
                             2014        $13.837      $14.104          564
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.739      $10.785            0
                             2006        $10.785      $11.682            0
                             2007        $11.682      $10.911            0
                             2008        $10.911      $ 7.340            0
                             2009        $ 7.340      $ 7.061            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.136      $10.393            0
                             2006        $10.393      $11.315            0
                             2007        $11.315      $11.758            0
                             2008        $11.758      $10.620            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.403      $10.743           118
                             2006        $10.743      $11.481           115
                             2007        $11.481      $12.623           107
                             2008        $12.623      $ 7.076         2,407
                             2009        $ 7.076      $ 9.808         2,378
                             2010        $ 9.808      $11.121         2,128
                             2011        $11.121      $11.019         2,111
                             2012        $11.019      $12.700           231
                             2013        $12.700      $17.485           198
                             2014        $17.485      $18.603           189
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.014      $11.165           113
                             2006        $11.165      $12.949           102
                             2007        $12.949      $13.040           104
                             2008        $13.040      $ 8.124        18,755
                             2009        $ 8.124      $ 9.946        18,736
                             2010        $ 9.946      $11.156         2,148
                             2011        $11.156      $10.794         1,218
                             2012        $10.794      $12.336           802
                             2013        $12.336      $15.604           728
                             2014        $15.604      $16.337           735
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.297      $11.624             0
                             2006        $11.624      $11.796             0
                             2007        $11.796      $14.027             0
                             2008        $14.027      $ 6.945           336
                             2009        $ 6.945      $11.211           331
                             2010        $11.211      $13.437           327
                             2011        $13.437      $12.736           324
                             2012        $12.736      $14.198           327
                             2013        $14.198      $20.502           322
                             2014        $20.502      $21.262           320
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.746      $14.547         1,183
                             2006        $14.547      $19.578         1,048
                             2007        $19.578      $15.830         1,047
                             2008        $15.830      $ 9.584        29,447
                             2009        $ 9.584      $12.038        29,312
                             2010        $12.038      $15.242         4,699
                             2011        $15.242      $15.744         3,609
                             2012        $15.744      $17.793         1,615
                             2013        $17.793      $17.697         1,815
                             2014        $17.697      $22.389         1,463
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.005      $15.491           695
                             2006        $15.491      $21.124           694
                             2007        $21.124      $28.413           693
                             2008        $28.413      $ 9.781           119
                             2009        $ 9.781      $20.382           119
                             2010        $20.382      $25.272           114
                             2011        $25.272      $18.346           109
                             2012        $18.346      $23.277             0
                             2013        $23.277      $25.489             0
                             2014        $25.489      $24.812             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.352      $18.314          829
                             2006        $18.314      $22.288          828
                             2007        $22.288      $31.665          827
                             2008        $31.665      $16.674          818
                             2009        $16.674      $25.677          789
                             2010        $25.677      $32.438          756
                             2011        $32.438      $26.492          641
                             2012        $26.492      $26.772          950
                             2013        $26.772      $28.926           65
                             2014        $28.926      $22.873           63
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.835      $ 9.634            0
                             2006        $ 9.634      $10.233            0
                             2007        $10.233      $10.407            0
                             2008        $10.407      $ 8.840        1,179
                             2009        $ 8.840      $ 9.840        1,172
                             2010        $ 9.840      $10.097        1,167
                             2011        $10.097      $ 9.646            0
                             2012        $ 9.646      $ 9.554            0
                             2013        $ 9.554      $ 9.811            0
                             2014        $ 9.811      $ 9.488            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.781      $10.912          232
                             2006        $10.912      $11.771          223
                             2007        $11.771      $11.467          236
                             2008        $11.467      $ 7.747        1,488
                             2009        $ 7.747      $11.727        1,421
                             2010        $11.727      $13.147        1,283
                             2011        $13.147      $13.016        1,276
                             2012        $13.016      $15.022          207
                             2013        $15.022      $15.573          209
                             2014        $15.573      $14.993          223

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.130      $11.298             0
                             2006        $11.298      $13.132             0
                             2007        $13.132      $17.087             0
                             2008        $17.087      $ 9.137         5,782
                             2009        $ 9.137      $13.452         3,398
                             2010        $13.452      $14.934         2,444
                             2011        $14.934      $14.500         1,819
                             2012        $14.500      $16.700         1,714
                             2013        $16.700      $21.992         1,529
                             2014        $21.992      $24.376         1,173
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.014      $10.931             0
                             2006        $10.931      $11.204             0
                             2007        $11.204      $13.093             0
                             2008        $13.093      $ 6.870         2,608
                             2009        $ 6.870      $ 9.883         2,626
                             2010        $ 9.883      $10.902         2,004
                             2011        $10.902      $10.571         1,373
                             2012        $10.571      $11.295         1,052
                             2013        $11.295      $14.851           951
                             2014        $14.851      $16.042           930
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.535      $11.275             0
                             2006        $11.275      $12.105             0
                             2007        $12.105      $15.524             0
                             2008        $15.524      $ 6.298         9,160
                             2009        $ 6.298      $ 9.311         6,121
                             2010        $ 9.311      $10.814         4,138
                             2011        $10.814      $ 9.658         1,953
                             2012        $ 9.658      $10.916         1,344
                             2013        $10.916      $14.441         1,265
                             2014        $14.441      $15.179         1,253
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.446             0
                             2008        $ 9.446      $ 5.853         1,197
                             2009        $ 5.853      $ 7.397           328
                             2010        $ 7.397      $ 8.427           163
                             2011        $ 8.427      $ 7.724           162
                             2012        $ 7.724      $ 8.676            81
                             2013        $ 8.676      $11.203             0
                             2014        $11.203      $11.968             0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.685             0
                             2008        $ 9.685      $ 6.091         1,880
                             2009        $ 6.091      $ 7.409         1,906
                             2010        $ 7.409      $ 7.924         2,023
                             2011        $ 7.924      $ 8.125           515
                             2012        $ 8.125      $ 9.248             0
                             2013        $ 9.248      $11.960        13,541
                             2014        $11.960      $13.054        13,541

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.127      $10.269             0
                             2006        $10.269      $10.749             0
                             2007        $10.749      $12.094             0
                             2008        $12.094      $ 8.400         4,539
                             2009        $ 8.400      $10.568         4,632
                             2010        $10.568      $11.766         4,311
                             2011        $11.766      $11.173         4,238
                             2012        $11.173      $12.251         4,239
                             2013        $12.251      $13.805         4,243
                             2014        $13.805      $14.234         4,251
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.290      $12.867            36
                             2006        $12.867      $14.009           979
                             2007        $14.009      $16.053           817
                             2008        $16.053      $ 8.988        22,621
                             2009        $ 8.988      $11.896        22,489
                             2010        $11.896      $13.590        20,065
                             2011        $13.590      $12.908        19,225
                             2012        $12.908      $14.646        18,058
                             2013        $14.646      $18.738        15,025
                             2014        $18.738      $20.441        10,676
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.745      $11.084             0
                             2006        $11.084      $12.988             0
                             2007        $12.988      $12.849             0
                             2008        $12.849      $ 7.179        14,844
                             2009        $ 7.179      $ 9.109        15,575
                             2010        $ 9.109      $10.228         7,495
                             2011        $10.228      $10.058         6,959
                             2012        $10.058      $11.502         6,110
                             2013        $11.502      $14.365         5,339
                             2014        $14.365      $15.225         4,638
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.723      $10.022             0
                             2006        $10.022      $10.436             0
                             2007        $10.436      $12.913             0
                             2008        $12.913      $ 6.647         1,195
                             2009        $ 6.647      $ 8.310         1,570
                             2010        $ 8.310      $10.057         1,381
                             2011        $10.057      $ 9.823         1,385
                             2012        $ 9.823      $10.979         1,049
                             2013        $10.979      $14.588           929
                             2014        $14.588      $15.822           912
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.575      $10.803            35
                             2006        $10.803      $12.184           138
                             2007        $12.184      $12.519           127
                             2008        $12.519      $ 7.686        15,389
                             2009        $ 7.686      $ 9.484        13,481
                             2010        $ 9.484      $10.631        15,804
                             2011        $10.631      $10.572         8,492
                             2012        $10.572      $11.943         6,906
                             2013        $11.943      $15.392         2,395
                             2014        $15.392      $17.036        10,697

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.126      $10.081            75
                             2006        $10.081      $10.257           302
                             2007        $10.257      $10.429           279
                             2008        $10.429      $ 9.837        20,532
                             2009        $ 9.837      $11.097        20,401
                             2010        $11.097      $11.660        20,040
                             2011        $11.660      $12.194        17,569
                             2012        $12.194      $12.581        17,926
                             2013        $12.581      $12.037         4,434
                             2014        $12.037      $12.421         3,766
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.878      $ 9.919           114
                             2006        $ 9.919      $10.140           455
                             2007        $10.140      $10.396           420
                             2008        $10.396      $10.438        12,847
                             2009        $10.438      $10.247        12,906
                             2010        $10.247      $10.018        10,587
                             2011        $10.018      $ 9.789         6,965
                             2012        $ 9.789      $ 9.565         6,817
                             2013        $ 9.565      $ 9.346         6,949
                             2014        $ 9.346      $ 9.132         7,549
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.835      $12.575            51
                             2006        $12.575      $14.471         1,034
                             2007        $14.471      $16.547           834
                             2008        $16.547      $ 9.059        13,304
                             2009        $ 9.059      $11.171        12,594
                             2010        $11.171      $12.315        11,830
                             2011        $12.315      $ 9.946        11,132
                             2012        $ 9.946      $11.697        10,189
                             2013        $11.697      $14.875         9,216
                             2014        $14.875      $13.327        12,014
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.506      $11.673             0
                             2006        $11.673      $12.703             0
                             2007        $12.703      $15.232           716
                             2008        $15.232      $ 8.819         1,431
                             2009        $ 8.819      $10.968         5,583
                             2010        $10.968      $11.917         5,871
                             2011        $11.917      $10.880         5,879
                             2012        $10.880      $11.100         5,431
                             2013        $11.100      $12.738         4,813
                             2014        $12.738      $12.793         4,527
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.977           582
                             2013        $ 8.977      $12.260           582
                             2014        $12.260      $12.957           581
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.213      $10.834             0
                             2006        $10.834      $11.227             0
                             2007        $11.227      $12.254             0
                             2008        $12.254      $ 6.869           972
                             2009        $ 6.869      $ 8.101           742
                             2010        $ 8.101      $ 9.119           584
                             2011        $ 9.119      $ 8.186           583
                             2012        $ 8.186      $ 9.371             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.730            0
                             2007        $10.730      $11.308          909
                             2008        $11.308      $ 7.698        3,059
                             2009        $ 7.698      $ 9.625        3,018
                             2010        $ 9.625      $10.273        2,259
                             2011        $10.273      $10.008        1,670
                             2012        $10.008      $11.109          277
                             2013        $11.109      $13.994          237
                             2014        $13.994      $14.744          224
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.315            0
                             2012        $11.315      $11.299            0
                             2013        $11.299      $10.724            0
                             2014        $10.724      $10.884            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.986      $11.777           32
                             2006        $11.777      $13.345          126
                             2007        $13.345      $13.366          116
                             2008        $13.366      $ 8.852        7,906
                             2009        $ 8.852      $10.733        8,902
                             2010        $10.733      $11.765        9,770
                             2011        $11.765      $11.235        6,079
                             2012        $11.235      $12.551        5,117
                             2013        $12.551      $16.403        2,833
                             2014        $16.403      $17.623        2,607
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.892      $11.416            0
                             2006        $11.416      $12.379            0
                             2007        $12.379      $13.216            0
                             2008        $13.216      $ 9.208        4,981
                             2009        $ 9.208      $11.682        5,034
                             2010        $11.682      $12.987        4,283
                             2011        $12.987      $11.863        3,420
                             2012        $11.863      $12.820        3,187
                             2013        $12.820      $16.091        4,596
                             2014        $16.091      $16.376        8,161
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.014      $11.958            0
                             2006        $11.958      $12.258            0
                             2007        $12.258      $14.083            0
                             2008        $14.083      $ 7.314        1,261
                             2009        $ 7.314      $11.175          805
                             2010        $11.175      $13.896          625
                             2011        $13.896      $12.306            0
                             2012        $12.306      $13.420            0
                             2013        $13.420      $17.911            0
                             2014        $17.911      $18.845            0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.651      $10.972            0
                             2006        $10.972      $12.107            0
                             2007        $12.107      $11.988            0
                             2008        $11.988      $ 5.633        6,071
                             2009        $ 5.633      $ 8.131        4,649
                             2010        $ 8.131      $ 8.496        3,697
                             2011        $ 8.496      $ 8.019          853
                             2012        $ 8.019      $ 9.217          244
                             2013        $ 9.217      $12.001          249
                             2014        $12.001      $12.474          246

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.098      $10.190             0
                             2006        $10.190      $10.265             0
                             2007        $10.265      $10.732             0
                             2008        $10.732      $10.643         1,909
                             2009        $10.643      $10.488           104
                             2010        $10.488      $10.747             0
                             2011        $10.747      $10.779             0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.745         1,022
                             2009        $ 6.745      $11.801         2,171
                             2010        $11.801      $14.414         4,779
                             2011        $14.414      $ 9.529         4,917
                             2012        $ 9.529      $10.536         4,544
                             2013        $10.536      $11.764         4,095
                             2014        $11.764      $10.102         3,875
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.204      $12.042             0
                             2006        $12.042      $13.538           867
                             2007        $13.538      $14.173             0
                             2008        $14.173      $ 9.984        15,967
                             2009        $ 9.984      $12.966        11,276
                             2010        $12.966      $14.614         9,669
                             2011        $14.614      $13.853         7,918
                             2012        $13.853      $14.994         7,014
                             2013        $14.994      $18.430         6,125
                             2014        $18.430      $19.526         3,871
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.903             0
                             2006        $10.903      $12.982             0
                             2007        $12.982      $11.907             0
                             2008        $11.907      $ 7.454        10,377
                             2009        $ 7.454      $ 7.042             0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.532      $11.079             0
                             2006        $11.079      $11.952             0
                             2007        $11.952      $12.877             0
                             2008        $12.877      $10.560         8,596
                             2009        $10.560      $12.956        11,223
                             2010        $12.956      $13.686         9,973
                             2011        $13.686      $13.554         9,614
                             2012        $13.554      $15.012         8,124
                             2013        $15.012      $17.571         5,867
                             2014        $17.571      $18.582         5,384
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.218      $11.644             0
                             2006        $11.644      $13.432             0
                             2007        $13.432      $15.516             0
                             2008        $15.516      $14.557             0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.390      $12.526             0
                             2006        $12.526      $13.355             0
                             2007        $13.355      $17.825           626
                             2008        $17.825      $ 9.698        14,617
                             2009        $ 9.698      $13.835        12,181
                             2010        $13.835      $14.393        11,048
                             2011        $14.393      $13.086        11,339
                             2012        $13.086      $15.835        10,047
                             2013        $15.835      $20.249         8,699
                             2014        $20.249      $21.459         4,833

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.239      $12.180            0
                             2006        $12.180      $13.182            0
                             2007        $13.182      $13.667            0
                             2008        $13.667      $ 8.513        9,818
                             2009        $ 8.513      $10.193        6,138
                             2010        $10.193      $10.908            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.234      $10.371            0
                             2006        $10.371      $11.944            0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.330      $10.692            0
                             2006        $10.692      $12.302            0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.609        3,789
                             2014        $14.609      $14.635        3,568
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.558      $10.528            0
                             2006        $10.528      $11.314            0
                             2007        $11.314      $11.223            0
                             2008        $11.223      $ 7.822        3,240
                             2009        $ 7.822      $11.098        3,573
                             2010        $11.098      $12.404        3,642
                             2011        $12.404      $12.586        3,508
                             2012        $12.586      $14.071        3,529
                             2013        $14.071      $14.192            0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.379      $10.570            0
                             2006        $10.570      $11.082            0
                             2007        $11.082      $12.019            0
                             2008        $12.019      $ 7.400        3,867
                             2009        $ 7.400      $10.056        3,147
                             2010        $10.056      $11.019        2,537
                             2011        $11.019      $10.806          571
                             2012        $10.806      $12.318          319
                             2013        $12.318      $15.652          312
                             2014        $15.652      $16.992          227
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.715      $11.205            0
                             2006        $11.205      $12.337            0
                             2007        $12.337      $13.261            0
                             2008        $13.261      $ 8.647          343
                             2009        $ 8.647      $10.692          397
                             2010        $10.692      $11.583           93
                             2011        $11.583      $11.043            0
                             2012        $11.043      $12.821            0
                             2013        $12.821      $16.502            0
                             2014        $16.502      $17.849            0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.857      $10.116           23
                             2006        $10.116      $11.162           88
                             2007        $11.162      $11.149           81
                             2008        $11.149      $ 6.588          499
                             2009        $ 6.588      $10.486          209
                             2010        $10.486      $13.927          182
                             2011        $13.927      $12.179          173
                             2012        $12.179      $14.385          174
                             2013        $14.385      $19.847          151
                             2014        $19.847      $17.937            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.689      $10.715            0
                             2006        $10.715      $11.686            0
                             2007        $11.686      $11.865            0
                             2008        $11.865      $ 9.005        2,180
                             2009        $ 9.005      $10.357        3,779
                             2010        $10.357      $11.093        3,627
                             2011        $11.093      $11.011        3,615
                             2012        $11.011      $11.933        3,361
                             2013        $11.933      $13.843        3,013
                             2014        $13.843      $14.639        2,853
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.077      $11.523            0
                             2006        $11.523      $13.567            0
                             2007        $13.567      $14.260          720
                             2008        $14.260      $ 9.370          661
                             2009        $ 9.370      $11.210          465
                             2010        $11.210      $12.180            0
                             2011        $12.180      $11.845            0
                             2012        $11.845      $13.410        1,162
                             2013        $13.410      $17.766            0
                             2014        $17.766      $19.128            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.647            0
                             2006        $11.647      $11.687            0
                             2007        $11.687      $12.106            0
                             2008        $12.106      $ 6.007        7,330
                             2009        $ 6.007      $ 7.762        6,908
                             2010        $ 7.762      $ 9.643        4,060
                             2011        $ 9.643      $ 9.501        3,858
                             2012        $ 9.501      $10.782        3,666
                             2013        $10.782      $14.287        3,103
                             2014        $14.287      $14.729        2,949
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.291      $12.583            0
                             2006        $12.583      $14.429            0
                             2007        $14.429      $14.952            0
                             2008        $14.952      $ 8.716        5,588
                             2009        $ 8.716      $11.867        5,468
                             2010        $11.867      $13.415        4,418
                             2011        $13.415      $11.990        1,750
                             2012        $11.990      $14.167        2,802
                             2013        $14.167      $17.577        1,519
                             2014        $17.577      $17.526          938
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.224      $12.032            0
                             2006        $12.032      $13.480          860
                             2007        $13.480      $12.985            0
                             2008        $12.985      $ 7.864        8,715
                             2009        $ 7.864      $10.517        9,238
                             2010        $10.517      $12.645        9,408
                             2011        $12.645      $12.060        7,321
                             2012        $12.060      $13.864        6,695
                             2013        $13.864      $19.048        5,966
                             2014        $19.048      $20.779        3,813

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.291      $10.572            72
                             2006        $10.572      $10.556           289
                             2007        $10.556      $10.687           267
                             2008        $10.687      $10.192         6,546
                             2009        $10.192      $11.514         5,678
                             2010        $11.514      $12.206         4,745
                             2011        $12.206      $12.733         3,645
                             2012        $12.733      $13.788         4,603
                             2013        $13.788      $13.539         3,617
                             2014        $13.539      $14.704         3,355
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.872      $ 9.912         2,282
                             2006        $ 9.912      $10.132             0
                             2007        $10.132      $10.381             0
                             2008        $10.381      $10.370        18,607
                             2009        $10.370      $10.143        22,386
                             2010        $10.143      $ 9.915        25,477
                             2011        $ 9.915      $ 9.693        22,100
                             2012        $ 9.693      $ 9.475        26,643
                             2013        $ 9.475      $ 9.263        17,916
                             2014        $ 9.263      $ 9.051         9,397
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.503      $10.476            72
                             2006        $10.476      $10.308           292
                             2007        $10.308      $11.146           269
                             2008        $11.146      $10.123        13,770
                             2009        $10.123      $11.709        15,158
                             2010        $11.709      $12.368        15,080
                             2011        $12.368      $13.495        14,489
                             2012        $13.495      $14.338        13,259
                             2013        $14.338      $12.717        12,345
                             2014        $12.717      $12.809         9,155
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.193      $10.202            74
                             2006        $10.202      $10.352           299
                             2007        $10.352      $10.999           275
                             2008        $10.999      $11.264        18,123
                             2009        $11.264      $12.554        22,531
                             2010        $12.554      $13.261        28,856
                             2011        $13.261      $13.425        26,162
                             2012        $13.425      $14.373        24,711
                             2013        $14.373      $13.767        21,681
                             2014        $13.767      $14.026        18,649
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.735      $10.776             0
                             2006        $10.776      $11.666             0
                             2007        $11.666      $10.891             0
                             2008        $10.891      $ 7.322           599
                             2009        $ 7.322      $ 7.043             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.130      $10.383             0
                             2006        $10.383      $11.298             0
                             2007        $11.298      $11.735             0
                             2008        $11.735      $10.599             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.398      $10.732            36
                             2006        $10.732      $11.464           141
                             2007        $11.464      $12.598           131
                             2008        $12.598      $ 7.058        10,952
                             2009        $ 7.058      $ 9.778         9,310
                             2010        $ 9.778      $11.082         8,054
                             2011        $11.082      $10.975         3,370
                             2012        $10.975      $12.642         2,852
                             2013        $12.642      $17.397         2,602
                             2014        $17.397      $18.499         2,377
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.009      $11.154            34
                             2006        $11.154      $12.930           132
                             2007        $12.930      $13.014           122
                             2008        $13.014      $ 8.103        17,220
                             2009        $ 8.103      $ 9.916        13,471
                             2010        $ 9.916      $11.116        13,261
                             2011        $11.116      $10.750         9,160
                             2012        $10.750      $12.280         7,798
                             2013        $12.280      $15.525         6,822
                             2014        $15.525      $16.246         6,341
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.292      $11.613             0
                             2006        $11.613      $11.779             0
                             2007        $11.779      $13.999             0
                             2008        $13.999      $ 6.927             0
                             2009        $ 6.927      $11.177             0
                             2010        $11.177      $13.390             0
                             2011        $13.390      $12.685             0
                             2012        $12.685      $14.134             0
                             2013        $14.134      $20.399             0
                             2014        $20.399      $21.143             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.740      $14.533            16
                             2006        $14.533      $19.549           672
                             2007        $19.549      $15.798            54
                             2008        $15.798      $ 9.560         7,669
                             2009        $ 9.560      $12.002        10,495
                             2010        $12.002      $15.188        10,792
                             2011        $15.188      $15.680        10,019
                             2012        $15.680      $17.712         9,048
                             2013        $17.712      $17.607         8,706
                             2014        $17.607      $22.265         8,011
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $12.000      $15.476             0
                             2006        $15.476      $21.093             0
                             2007        $21.093      $28.356             0
                             2008        $28.356      $ 9.756         2,425
                             2009        $ 9.756      $20.321         2,710
                             2010        $20.321      $25.183         3,228
                             2011        $25.183      $18.272         3,008
                             2012        $18.272      $23.171         2,928
                             2013        $23.171      $25.360         1,771
                             2014        $25.360      $24.674         1,759

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.346      $18.296            0
                             2006        $18.296      $22.255            0
                             2007        $22.255      $31.601            0
                             2008        $31.601      $16.633          759
                             2009        $16.633      $25.599        1,554
                             2010        $25.599      $32.323        1,369
                             2011        $32.323      $26.385        1,385
                             2012        $26.385      $26.650        1,233
                             2013        $26.650      $28.780        1,127
                             2014        $28.780      $22.745        1,120
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.830      $ 9.625            0
                             2006        $ 9.625      $10.218            0
                             2007        $10.218      $10.386            0
                             2008        $10.386      $ 8.818        2,587
                             2009        $ 8.818      $ 9.810        1,888
                             2010        $ 9.810      $10.061        1,546
                             2011        $10.061      $ 9.607        1,577
                             2012        $ 9.607      $ 9.511        1,712
                             2013        $ 9.511      $ 9.761        1,871
                             2014        $ 9.761      $ 9.435            0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.776      $10.902           35
                             2006        $10.902      $11.754          137
                             2007        $11.754      $11.444          126
                             2008        $11.444      $ 7.728        9,826
                             2009        $ 7.728      $11.691        7,132
                             2010        $11.691      $13.101        3,486
                             2011        $13.101      $12.963        2,185
                             2012        $12.963      $14.953        1,707
                             2013        $14.953      $15.494        1,712
                             2014        $15.494      $14.910        1,260

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.25

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.125      $11.287          0
                             2006        $11.287      $13.113          0
                             2007        $13.113      $17.053          0
                             2008        $17.053      $ 9.114          0
                             2009        $ 9.114      $13.412          0
                             2010        $13.412      $14.881          0
                             2011        $14.881      $14.441          0
                             2012        $14.441      $16.624          0
                             2013        $16.624      $21.881          0
                             2014        $21.881      $24.240          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.009      $10.920          0
                             2006        $10.920      $11.187          0
                             2007        $11.187      $13.067          0
                             2008        $13.067      $ 6.852          0
                             2009        $ 6.852      $ 9.853          0
                             2010        $ 9.853      $10.864          0
                             2011        $10.864      $10.528          0
                             2012        $10.528      $11.244          0
                             2013        $11.244      $14.776          0
                             2014        $14.776      $15.953          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.530      $11.264          0
                             2006        $11.264      $12.087          0
                             2007        $12.087      $15.493          0
                             2008        $15.493      $ 6.282          0
                             2009        $ 6.282      $ 9.282          0
                             2010        $ 9.282      $10.776          0
                             2011        $10.776      $ 9.619          0
                             2012        $ 9.619      $10.867          0
                             2013        $10.867      $14.368          0
                             2014        $14.368      $15.094          0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.443          0
                             2008        $ 9.443      $ 5.848          0
                             2009        $ 5.848      $ 7.387          0
                             2010        $ 7.387      $ 8.411          0
                             2011        $ 8.411      $ 7.705          0
                             2012        $ 7.705      $ 8.651          0
                             2013        $ 8.651      $11.165          0
                             2014        $11.165      $11.921          0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.681          0
                             2008        $ 9.681      $ 6.086          0
                             2009        $ 6.086      $ 7.399          0
                             2010        $ 7.399      $ 7.909          0
                             2011        $ 7.909      $ 8.106          0
                             2012        $ 8.106      $ 9.221          0
                             2013        $ 9.221      $11.920          0
                             2014        $11.920      $13.002          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.122      $10.259          0
                             2006        $10.259      $10.733          0
                             2007        $10.733      $12.070          0
                             2008        $12.070      $ 8.379          0
                             2009        $ 8.379      $10.536          0
                             2010        $10.536      $11.725          0
                             2011        $11.725      $11.127          0
                             2012        $11.127      $12.195          0
                             2013        $12.195      $13.735          0
                             2014        $13.735      $14.155          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.284      $12.854          0
                             2006        $12.854      $13.988          0
                             2007        $13.988      $16.021          0
                             2008        $16.021      $ 8.965          0
                             2009        $ 8.965      $11.860          0
                             2010        $11.860      $13.542          0
                             2011        $13.542      $12.856          0
                             2012        $12.856      $14.579          0
                             2013        $14.579      $18.643          0
                             2014        $18.643      $20.327          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.740      $11.073          0
                             2006        $11.073      $12.968          0
                             2007        $12.968      $12.823          0
                             2008        $12.823      $ 7.161          0
                             2009        $ 7.161      $ 9.082          0
                             2010        $ 9.082      $10.191          0
                             2011        $10.191      $10.018          0
                             2012        $10.018      $11.450          0
                             2013        $11.450      $14.292          0
                             2014        $14.292      $15.140          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.718      $10.013          0
                             2006        $10.013      $10.421          0
                             2007        $10.421      $12.887          0
                             2008        $12.887      $ 6.630          0
                             2009        $ 6.630      $ 8.285          0
                             2010        $ 8.285      $10.021          0
                             2011        $10.021      $ 9.783          0
                             2012        $ 9.783      $10.929          0
                             2013        $10.929      $14.514          0
                             2014        $14.514      $15.734          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.570      $10.792          0
                             2006        $10.792      $12.166          0
                             2007        $12.166      $12.494          0
                             2008        $12.494      $ 7.667          0
                             2009        $ 7.667      $ 9.456          0
                             2010        $ 9.456      $10.594          0
                             2011        $10.594      $10.530          0
                             2012        $10.530      $11.889          0
                             2013        $11.889      $15.314          0
                             2014        $15.314      $16.942          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.121      $10.071          0
                             2006        $10.071      $10.242          0
                             2007        $10.242      $10.408          0
                             2008        $10.408      $ 9.812          0
                             2009        $ 9.812      $11.064          0
                             2010        $11.064      $11.619          0
                             2011        $11.619      $12.145          0
                             2012        $12.145      $12.524          0
                             2013        $12.524      $11.976          0
                             2014        $11.976      $12.352          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.873      $ 9.909          0
                             2006        $ 9.909      $10.125          0
                             2007        $10.125      $10.375          0
                             2008        $10.375      $10.412          0
                             2009        $10.412      $10.216          0
                             2010        $10.216      $ 9.983          0
                             2011        $ 9.983      $ 9.750          0
                             2012        $ 9.750      $ 9.521          0
                             2013        $ 9.521      $ 9.298          0
                             2014        $ 9.298      $ 9.081          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.830      $12.563          0
                             2006        $12.563      $14.449          0
                             2007        $14.449      $16.514          0
                             2008        $16.514      $ 9.036          0
                             2009        $ 9.036      $11.138          0
                             2010        $11.138      $12.272          0
                             2011        $12.272      $ 9.906          0
                             2012        $ 9.906      $11.643          0
                             2013        $11.643      $14.800          0
                             2014        $14.800      $13.253          0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.501      $11.661          0
                             2006        $11.661      $12.684          0
                             2007        $12.684      $15.202          0
                             2008        $15.202      $ 8.797          0
                             2009        $ 8.797      $10.935          0
                             2010        $10.935      $11.875          0
                             2011        $11.875      $10.836          0
                             2012        $10.836      $11.049          0
                             2013        $11.049      $12.673          0
                             2014        $12.673      $12.721          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.936          0
                             2013        $ 8.936      $12.198          0
                             2014        $12.198      $12.885          0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.208      $10.824          0
                             2006        $10.824      $11.210          0
                             2007        $11.210      $12.230          0
                             2008        $12.230      $ 6.852          0
                             2009        $ 6.852      $ 8.077          0
                             2010        $ 8.077      $ 9.086          0
                             2011        $ 9.086      $ 8.153          0
                             2012        $ 8.153      $ 9.331          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.726          0
                             2007        $10.726      $11.298          0
                             2008        $11.298      $ 7.687          0
                             2009        $ 7.687      $ 9.607          0
                             2010        $ 9.607      $10.249          0
                             2011        $10.249      $ 9.979          0
                             2012        $ 9.979      $11.071          0
                             2013        $11.071      $13.939          0
                             2014        $13.939      $14.679          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.269          0
                             2012        $11.269      $11.248          0
                             2013        $11.248      $10.670          0
                             2014        $10.670      $10.824          0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.981      $11.766          0
                             2006        $11.766      $13.325          0
                             2007        $13.325      $13.339          0
                             2008        $13.339      $ 8.830          0
                             2009        $ 8.830      $10.701          0
                             2010        $10.701      $11.723          0
                             2011        $11.723      $11.190          0
                             2012        $11.190      $12.494          0
                             2013        $12.494      $16.320          0
                             2014        $16.320      $17.525          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.887      $11.405          0
                             2006        $11.405      $12.361          0
                             2007        $12.361      $13.189          0
                             2008        $13.189      $ 9.185          0
                             2009        $ 9.185      $11.647          0
                             2010        $11.647      $12.941          0
                             2011        $12.941      $11.815          0
                             2012        $11.815      $12.762          0
                             2013        $12.762      $16.009          0
                             2014        $16.009      $16.285          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.009      $11.946          0
                             2006        $11.946      $12.240          0
                             2007        $12.240      $14.055          0
                             2008        $14.055      $ 7.296          0
                             2009        $ 7.296      $11.141          0
                             2010        $11.141      $13.847          0
                             2011        $13.847      $12.256          0
                             2012        $12.256      $13.359          0
                             2013        $13.359      $17.820          0
                             2014        $17.820      $18.740          0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.646      $10.961          0
                             2006        $10.961      $12.089          0
                             2007        $12.089      $11.965          0
                             2008        $11.965      $ 5.619          0
                             2009        $ 5.619      $ 8.106          0
                             2010        $ 8.106      $ 8.466          0
                             2011        $ 8.466      $ 7.986          0
                             2012        $ 7.986      $ 9.175          0
                             2013        $ 9.175      $11.940          0
                             2014        $11.940      $12.404          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.093      $10.180          0
                             2006        $10.180      $10.250          0
                             2007        $10.250      $10.710          0
                             2008        $10.710      $10.617          0
                             2009        $10.617      $10.456          0
                             2010        $10.456      $10.710          0
                             2011        $10.710      $10.739          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.728          0
                             2009        $ 6.728      $11.765          0
                             2010        $11.765      $14.364          0
                             2011        $14.364      $ 9.490          0
                             2012        $ 9.490      $10.488          0
                             2013        $10.488      $11.705          0
                             2014        $11.705      $10.046          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.198      $12.030          0
                             2006        $12.030      $13.518          0
                             2007        $13.518      $14.145          0
                             2008        $14.145      $ 9.959          0
                             2009        $ 9.959      $12.927          0
                             2010        $12.927      $14.563          0
                             2011        $14.563      $13.797          0
                             2012        $13.797      $14.926          0
                             2013        $14.926      $18.337          0
                             2014        $18.337      $19.417          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.899          0
                             2006        $10.899      $12.971          0
                             2007        $12.971      $11.891          0
                             2008        $11.891      $ 7.440          0
                             2009        $ 7.440      $ 7.028          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.527      $11.068          0
                             2006        $11.068      $11.934          0
                             2007        $11.934      $12.851          0
                             2008        $12.851      $10.533          0
                             2009        $10.533      $12.917          0
                             2010        $12.917      $13.638          0
                             2011        $13.638      $13.499          0
                             2012        $13.499      $14.944          0
                             2013        $14.944      $17.483          0
                             2014        $17.483      $18.478          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.213      $11.633          0
                             2006        $11.633      $13.412          0
                             2007        $13.412      $15.485          0
                             2008        $15.485      $14.525          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.385      $12.514          0
                             2006        $12.514      $13.335          0
                             2007        $13.335      $17.790          0
                             2008        $17.790      $ 9.674          0
                             2009        $ 9.674      $13.793          0
                             2010        $13.793      $14.342          0
                             2011        $14.342      $13.034          0
                             2012        $13.034      $15.763          0
                             2013        $15.763      $20.147          0
                             2014        $20.147      $21.339          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.234      $12.168          0
                             2006        $12.168      $13.163          0
                             2007        $13.163      $13.640          0
                             2008        $13.640      $ 8.492          0
                             2009        $ 8.492      $10.163          0
                             2010        $10.163      $10.874          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.229      $10.361          0
                             2006        $10.361      $11.927          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.325      $10.682          0
                             2006        $10.682      $12.283          0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.535          0
                             2014        $14.535      $14.553          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.554      $10.517          0
                             2006        $10.517      $11.297          0
                             2007        $11.297      $11.200          0
                             2008        $11.200      $ 7.802          0
                             2009        $ 7.802      $11.064          0
                             2010        $11.064      $12.360          0
                             2011        $12.360      $12.536          0
                             2012        $12.536      $14.007          0
                             2013        $14.007      $14.123          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.375      $10.560          0
                             2006        $10.560      $11.066          0
                             2007        $11.066      $11.995          0
                             2008        $11.995      $ 7.381          0
                             2009        $ 7.381      $10.026          0
                             2010        $10.026      $10.980          0
                             2011        $10.980      $10.763          0
                             2012        $10.763      $12.262          0
                             2013        $12.262      $15.573          0
                             2014        $15.573      $16.897          0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.710      $11.194          0
                             2006        $11.194      $12.319          0
                             2007        $12.319      $13.234          0
                             2008        $13.234      $ 8.626          0
                             2009        $ 8.626      $10.660          0
                             2010        $10.660      $11.542          0
                             2011        $11.542      $10.999          0
                             2012        $10.999      $12.762          0
                             2013        $12.762      $16.418          0
                             2014        $16.418      $17.749          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.853      $10.106          0
                             2006        $10.106      $11.145          0
                             2007        $11.145      $11.127          0
                             2008        $11.127      $ 6.571          0
                             2009        $ 6.571      $10.454          0
                             2010        $10.454      $13.878          0
                             2011        $13.878      $12.130          0
                             2012        $12.130      $14.319          0
                             2013        $14.319      $19.747          0
                             2014        $19.747      $17.838          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.684      $10.704          0
                             2006        $10.704      $11.669          0
                             2007        $11.669      $11.841          0
                             2008        $11.841      $ 8.982          0
                             2009        $ 8.982      $10.325          0
                             2010        $10.325      $11.054          0
                             2011        $11.054      $10.966          0
                             2012        $10.966      $11.879          0
                             2013        $11.879      $13.773          0
                             2014        $13.773      $14.557          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.072      $11.512          0
                             2006        $11.512      $13.547          0
                             2007        $13.547      $14.231          0
                             2008        $14.231      $ 9.346          0
                             2009        $ 9.346      $11.176          0
                             2010        $11.176      $12.137          0
                             2011        $12.137      $11.797          0
                             2012        $11.797      $13.349          0
                             2013        $13.349      $17.676          0
                             2014        $17.676      $19.021          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.643          0
                             2006        $11.643      $11.677          0
                             2007        $11.677      $12.090          0
                             2008        $12.090      $ 5.995          0
                             2009        $ 5.995      $ 7.743          0
                             2010        $ 7.743      $ 9.615          0
                             2011        $ 9.615      $ 9.468          0
                             2012        $ 9.468      $10.740          0
                             2013        $10.740      $14.224          0
                             2014        $14.224      $14.657          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.285      $12.570          0
                             2006        $12.570      $14.407          0
                             2007        $14.407      $14.923          0
                             2008        $14.923      $ 8.694          0
                             2009        $ 8.694      $11.831          0
                             2010        $11.831      $13.368          0
                             2011        $13.368      $11.941          0
                             2012        $11.941      $14.103          0
                             2013        $14.103      $17.489          0
                             2014        $17.489      $17.429          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.219      $12.021          0
                             2006        $12.021      $13.460          0
                             2007        $13.460      $12.959          0
                             2008        $12.959      $ 7.845          0
                             2009        $ 7.845      $10.486          0
                             2010        $10.486      $12.600          0
                             2011        $12.600      $12.012          0
                             2012        $12.012      $13.801          0
                             2013        $13.801      $18.952          0
                             2014        $18.952      $20.663          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.286      $10.562          0
                             2006        $10.562      $10.540          0
                             2007        $10.540      $10.665          0
                             2008        $10.665      $10.167          0
                             2009        $10.167      $11.480          0
                             2010        $11.480      $12.163          0
                             2011        $12.163      $12.681          0
                             2012        $12.681      $13.726          0
                             2013        $13.726      $13.470          0
                             2014        $13.470      $14.622          0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.867      $ 9.902          0
                             2006        $ 9.902      $10.117          0
                             2007        $10.117      $10.360          0
                             2008        $10.360      $10.344          0
                             2009        $10.344      $10.113          0
                             2010        $10.113      $ 9.880          0
                             2011        $ 9.880      $ 9.654          0
                             2012        $ 9.654      $ 9.432          0
                             2013        $ 9.432      $ 9.216          0
                             2014        $ 9.216      $ 9.001          0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.498      $10.466          0
                             2006        $10.466      $10.293          0
                             2007        $10.293      $11.124          0
                             2008        $11.124      $10.097          0
                             2009        $10.097      $11.674          0
                             2010        $11.674      $12.324          0
                             2011        $12.324      $13.440          0
                             2012        $13.440      $14.273          0
                             2013        $14.273      $12.653          0
                             2014        $12.653      $12.737          0
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.188      $10.192          0
                             2006        $10.192      $10.337          0
                             2007        $10.337      $10.977          0
                             2008        $10.977      $11.236          0
                             2009        $11.236      $12.516          0
                             2010        $12.516      $13.214          0
                             2011        $13.214      $13.370          0
                             2012        $13.370      $14.308          0
                             2013        $14.308      $13.697          0
                             2014        $13.697      $13.948          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.731      $10.767          0
                             2006        $10.767      $11.650          0
                             2007        $11.650      $10.870          0
                             2008        $10.870      $ 7.305          0
                             2009        $ 7.305      $ 7.025          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.125      $10.373          0
                             2006        $10.373      $11.281          0
                             2007        $11.281      $11.711          0
                             2008        $11.711      $10.577          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.393      $10.722          0
                             2006        $10.722      $11.447          0
                             2007        $11.447      $12.573          0
                             2008        $12.573      $ 7.041          0
                             2009        $ 7.041      $ 9.748          0
                             2010        $ 9.748      $11.043          0
                             2011        $11.043      $10.931          0
                             2012        $10.931      $12.584          0
                             2013        $12.584      $17.309          0
                             2014        $17.309      $18.396          0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $11.004      $11.143          0
                             2006        $11.143      $12.911          0
                             2007        $12.911      $12.988          0
                             2008        $12.988      $ 8.083          0
                             2009        $ 8.083      $ 9.886          0
                             2010        $ 9.886      $11.077          0
                             2011        $11.077      $10.707          0
                             2012        $10.707      $12.224          0
                             2013        $12.224      $15.447          0
                             2014        $15.447      $16.155          0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.287      $11.601          0
                             2006        $11.601      $11.761          0
                             2007        $11.761      $13.971          0
                             2008        $13.971      $ 6.910          0
                             2009        $ 6.910      $11.143          0
                             2010        $11.143      $13.342          0
                             2011        $13.342      $12.633          0
                             2012        $12.633      $14.069          0
                             2013        $14.069      $20.296          0
                             2014        $20.296      $21.025          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.734      $14.519          0
                             2006        $14.519      $19.520          0
                             2007        $19.520      $15.767          0
                             2008        $15.767      $ 9.536          0
                             2009        $ 9.536      $11.965          0
                             2010        $11.965      $15.135          0
                             2011        $15.135      $15.617          0
                             2012        $15.617      $17.631          0
                             2013        $17.631      $17.518          0
                             2014        $17.518      $22.141          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $11.994      $15.461          0
                             2006        $15.461      $21.061          0
                             2007        $21.061      $28.299          0
                             2008        $28.299      $ 9.732          0
                             2009        $ 9.732      $20.260          0
                             2010        $20.260      $25.094          0
                             2011        $25.094      $18.198          0
                             2012        $18.198      $23.066          0
                             2013        $23.066      $25.232          0
                             2014        $25.232      $24.536          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.340      $18.278          0
                             2006        $18.278      $22.222          0
                             2007        $22.222      $31.538          0
                             2008        $31.538      $16.591          0
                             2009        $16.591      $25.522          0
                             2010        $25.522      $32.209          0
                             2011        $32.209      $26.279          0
                             2012        $26.279      $26.529          0
                             2013        $26.529      $28.634          0
                             2014        $28.634      $22.619          0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.826      $ 9.615          0
                             2006        $ 9.615      $10.202          0
                             2007        $10.202      $10.365          0
                             2008        $10.365      $ 8.796          0
                             2009        $ 8.796      $ 9.780          0
                             2010        $ 9.780      $10.026          0
                             2011        $10.026      $ 9.568          0
                             2012        $ 9.568      $ 9.467          0
                             2013        $ 9.467      $ 9.712          0
                             2014        $ 9.712      $ 9.382          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.771      $10.891          0
                             2006        $10.891      $11.736          0
                             2007        $11.736      $11.421          0
                             2008        $11.421      $ 7.708          0
                             2009        $ 7.708      $11.656          0
                             2010        $11.656      $13.055          0
                             2011        $13.055      $12.911          0
                             2012        $12.911      $14.885          0
                             2013        $14.885      $15.416          0
                             2014        $15.416      $14.826          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.3

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.120      $11.276          0
                             2006        $11.276      $13.093          0
                             2007        $13.093      $17.019          0
                             2008        $17.019      $ 9.091          0
                             2009        $ 9.091      $13.371          0
                             2010        $13.371      $14.829          0
                             2011        $14.829      $14.383          0
                             2012        $14.383      $16.548          0
                             2013        $16.548      $21.770          0
                             2014        $21.770      $24.105          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.005      $10.910          0
                             2006        $10.910      $11.170          0
                             2007        $11.170      $13.041          0
                             2008        $13.041      $ 6.835          0
                             2009        $ 6.835      $ 9.823          0
                             2010        $ 9.823      $10.825          0
                             2011        $10.825      $10.485          0
                             2012        $10.485      $11.193          0
                             2013        $11.193      $14.701          0
                             2014        $14.701      $15.864          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.525      $11.253          0
                             2006        $11.253      $12.069          0
                             2007        $12.069      $15.462          0
                             2008        $15.462      $ 6.266          0
                             2009        $ 6.266      $ 9.254          0
                             2010        $ 9.254      $10.738          0
                             2011        $10.738      $ 9.580          0
                             2012        $ 9.580      $10.817          0
                             2013        $10.817      $14.295          0
                             2014        $14.295      $15.010          0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.440          0
                             2008        $ 9.440      $ 5.843          0
                             2009        $ 5.843      $ 7.377          0
                             2010        $ 7.377      $ 8.396          0
                             2011        $ 8.396      $ 7.687          0
                             2012        $ 7.687      $ 8.626          0
                             2013        $ 8.626      $11.127          0
                             2014        $11.127      $11.875          0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.678          0
                             2008        $ 9.678      $ 6.081          0
                             2009        $ 6.081      $ 7.389          0
                             2010        $ 7.389      $ 7.894          0
                             2011        $ 7.894      $ 8.087          0
                             2012        $ 8.087      $ 9.195          0
                             2013        $ 9.195      $11.879          0
                             2014        $11.879      $12.951          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.118      $10.249          0
                             2006        $10.249      $10.717          0
                             2007        $10.717      $12.046          0
                             2008        $12.046      $ 8.358          0
                             2009        $ 8.358      $10.504          0
                             2010        $10.504      $11.683          0
                             2011        $11.683      $11.082          0
                             2012        $11.082      $12.139          0
                             2013        $12.139      $13.665          0
                             2014        $13.665      $14.076          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.279      $12.842          0
                             2006        $12.842      $13.967          0
                             2007        $13.967      $15.989          0
                             2008        $15.989      $ 8.943          0
                             2009        $ 8.943      $11.824          0
                             2010        $11.824      $13.494          0
                             2011        $13.494      $12.804          0
                             2012        $12.804      $14.513          0
                             2013        $14.513      $18.549          0
                             2014        $18.549      $20.214          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.735      $11.062          0
                             2006        $11.062      $12.949          0
                             2007        $12.949      $12.798          0
                             2008        $12.798      $ 7.143          0
                             2009        $ 7.143      $ 9.054          0
                             2010        $ 9.054      $10.155          0
                             2011        $10.155      $ 9.977          0
                             2012        $ 9.977      $11.398          0
                             2013        $11.398      $14.220          0
                             2014        $14.220      $15.056          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.714      $10.003          0
                             2006        $10.003      $10.405          0
                             2007        $10.405      $12.861          0
                             2008        $12.861      $ 6.614          0
                             2009        $ 6.614      $ 8.260          0
                             2010        $ 8.260      $ 9.986          0
                             2011        $ 9.986      $ 9.744          0
                             2012        $ 9.744      $10.879          0
                             2013        $10.879      $14.440          0
                             2014        $14.440      $15.646          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.565      $10.782          0
                             2006        $10.782      $12.148          0
                             2007        $12.148      $12.469          0
                             2008        $12.469      $ 7.647          0
                             2009        $ 7.647      $ 9.427          0
                             2010        $ 9.427      $10.556          0
                             2011        $10.556      $10.487          0
                             2012        $10.487      $11.835          0
                             2013        $11.835      $15.237          0
                             2014        $15.237      $16.847          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.116      $10.061          0
                             2006        $10.061      $10.227          0
                             2007        $10.227      $10.388          0
                             2008        $10.388      $ 9.787          0
                             2009        $ 9.787      $11.030          0
                             2010        $11.030      $11.578          0
                             2011        $11.578      $12.096          0
                             2012        $12.096      $12.467          0
                             2013        $12.467      $11.916          0
                             2014        $11.916      $12.283          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.869      $ 9.900          0
                             2006        $ 9.900      $10.110          0
                             2007        $10.110      $10.355          0
                             2008        $10.355      $10.386          0
                             2009        $10.386      $10.185          0
                             2010        $10.185      $ 9.948          0
                             2011        $ 9.948      $ 9.710          0
                             2012        $ 9.710      $ 9.478          0
                             2013        $ 9.478      $ 9.251          0
                             2014        $ 9.251      $ 9.030          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.825      $12.551          0
                             2006        $12.551      $14.428          0
                             2007        $14.428      $16.481          0
                             2008        $16.481      $ 9.014          0
                             2009        $ 9.014      $11.104          0
                             2010        $11.104      $12.228          0
                             2011        $12.228      $ 9.865          0
                             2012        $ 9.865      $11.590          0
                             2013        $11.590      $14.725          0
                             2014        $14.725      $13.179          0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.496      $11.650          0
                             2006        $11.650      $12.666          0
                             2007        $12.666      $15.171          0
                             2008        $15.171      $ 8.775          0
                             2009        $ 8.775      $10.902          0
                             2010        $10.902      $11.833          0
                             2011        $11.833      $10.792          0
                             2012        $10.792      $10.999          0
                             2013        $10.999      $12.609          0
                             2014        $12.609      $12.650          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.895          0
                             2013        $ 8.895      $12.137          0
                             2014        $12.137      $12.813          0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.203      $10.813          0
                             2006        $10.813      $11.194          0
                             2007        $11.194      $12.205          0
                             2008        $12.205      $ 6.834          0
                             2009        $ 6.834      $ 8.052          0
                             2010        $ 8.052      $ 9.054          0
                             2011        $ 9.054      $ 8.120          0
                             2012        $ 8.120      $ 9.292          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.723          0
                             2007        $10.723      $11.288          0
                             2008        $11.288      $ 7.676          0
                             2009        $ 7.676      $ 9.589          0
                             2010        $ 9.589      $10.224          0
                             2011        $10.224      $ 9.950          0
                             2012        $ 9.950      $11.033          0
                             2013        $11.033      $13.884          0
                             2014        $13.884      $14.614          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.224          0
                             2012        $11.224      $11.197          0
                             2013        $11.197      $10.616          0
                             2014        $10.616      $10.764          0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.976      $11.754          0
                             2006        $11.754      $13.306          0
                             2007        $13.306      $13.312          0
                             2008        $13.312      $ 8.807          0
                             2009        $ 8.807      $10.668          0
                             2010        $10.668      $11.682          0
                             2011        $11.682      $11.144          0
                             2012        $11.144      $12.437          0
                             2013        $12.437      $16.237          0
                             2014        $16.237      $17.427          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.882      $11.394          0
                             2006        $11.394      $12.342          0
                             2007        $12.342      $13.163          0
                             2008        $13.163      $ 9.162          0
                             2009        $ 9.162      $11.612          0
                             2010        $11.612      $12.895          0
                             2011        $12.895      $11.767          0
                             2012        $11.767      $12.704          0
                             2013        $12.704      $15.928          0
                             2014        $15.928      $16.194          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.004      $11.934          0
                             2006        $11.934      $12.222          0
                             2007        $12.222      $14.026          0
                             2008        $14.026      $ 7.278          0
                             2009        $ 7.278      $11.107          0
                             2010        $11.107      $13.798          0
                             2011        $13.798      $12.207          0
                             2012        $12.207      $13.298          0
                             2013        $13.298      $17.730          0
                             2014        $17.730      $18.636          0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.641      $10.950          0
                             2006        $10.950      $12.071          0
                             2007        $12.071      $11.941          0
                             2008        $11.941      $ 5.605          0
                             2009        $ 5.605      $ 8.082          0
                             2010        $ 8.082      $ 8.436          0
                             2011        $ 8.436      $ 7.954          0
                             2012        $ 7.954      $ 9.133          0
                             2013        $ 9.133      $11.880          0
                             2014        $11.880      $12.335          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.089      $10.170          0
                             2006        $10.170      $10.235          0
                             2007        $10.235      $10.689          0
                             2008        $10.689      $10.590          0
                             2009        $10.590      $10.425          0
                             2010        $10.425      $10.672          0
                             2011        $10.672      $10.699          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.711          0
                             2009        $ 6.711      $11.730          0
                             2010        $11.730      $14.313          0
                             2011        $14.313      $ 9.452          0
                             2012        $ 9.452      $10.440          0
                             2013        $10.440      $11.645          0
                             2014        $11.645      $ 9.990          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.193      $12.018          0
                             2006        $12.018      $13.498          0
                             2007        $13.498      $14.117          0
                             2008        $14.117      $ 9.934          0
                             2009        $ 9.934      $12.888          0
                             2010        $12.888      $14.511          0
                             2011        $14.511      $13.741          0
                             2012        $13.741      $14.858          0
                             2013        $14.858      $18.244          0
                             2014        $18.244      $19.309          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.895          0
                             2006        $10.895      $12.960          0
                             2007        $12.960      $11.874          0
                             2008        $11.874      $ 7.426          0
                             2009        $ 7.426      $ 7.013          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.522      $11.057          0
                             2006        $11.057      $11.916          0
                             2007        $11.916      $12.825          0
                             2008        $12.825      $10.507          0
                             2009        $10.507      $12.878          0
                             2010        $12.878      $13.590          0
                             2011        $13.590      $13.444          0
                             2012        $13.444      $14.876          0
                             2013        $14.876      $17.394          0
                             2014        $17.394      $18.375          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.207      $11.621          0
                             2006        $11.621      $13.392          0
                             2007        $13.392      $15.454          0
                             2008        $15.454      $14.494          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.379      $12.502          0
                             2006        $12.502      $13.315          0
                             2007        $13.315      $17.754          0
                             2008        $17.754      $ 9.649          0
                             2009        $ 9.649      $13.752          0
                             2010        $13.752      $14.291          0
                             2011        $14.291      $12.981          0
                             2012        $12.981      $15.691          0
                             2013        $15.691      $20.045          0
                             2014        $20.045      $21.221          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.229      $12.156          0
                             2006        $12.156      $13.143          0
                             2007        $13.143      $13.613          0
                             2008        $13.613      $ 8.471          0
                             2009        $ 8.471      $10.132          0
                             2010        $10.132      $10.839          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.224      $10.351          0
                             2006        $10.351      $11.909          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.320      $10.672          0
                             2006        $10.672      $12.265          0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.462          0
                             2014        $14.462      $14.472          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.549      $10.507          0
                             2006        $10.507      $11.281          0
                             2007        $11.281      $11.178          0
                             2008        $11.178      $ 7.783          0
                             2009        $ 7.783      $11.031          0
                             2010        $11.031      $12.316          0
                             2011        $12.316      $12.485          0
                             2012        $12.485      $13.943          0
                             2013        $13.943      $14.054          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.370      $10.549          0
                             2006        $10.549      $11.049          0
                             2007        $11.049      $11.971          0
                             2008        $11.971      $ 7.363          0
                             2009        $ 7.363      $ 9.996          0
                             2010        $ 9.996      $10.942          0
                             2011        $10.942      $10.719          0
                             2012        $10.719      $12.206          0
                             2013        $12.206      $15.494          0
                             2014        $15.494      $16.803          0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.705      $11.183          0
                             2006        $11.183      $12.300          0
                             2007        $12.300      $13.208          0
                             2008        $13.208      $ 8.604          0
                             2009        $ 8.604      $10.628          0
                             2010        $10.628      $11.501          0
                             2011        $11.501      $10.954          0
                             2012        $10.954      $12.704          0
                             2013        $12.704      $16.335          0
                             2014        $16.335      $17.651          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.848      $10.096          0
                             2006        $10.096      $11.129          0
                             2007        $11.129      $11.105          0
                             2008        $11.105      $ 6.555          0
                             2009        $ 6.555      $10.422          0
                             2010        $10.422      $13.829          0
                             2011        $13.829      $12.081          0
                             2012        $12.081      $14.254          0
                             2013        $14.254      $19.647          0
                             2014        $19.647      $17.738          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.679      $10.694          0
                             2006        $10.694      $11.651          0
                             2007        $11.651      $11.818          0
                             2008        $11.818      $ 8.959          0
                             2009        $ 8.959      $10.294          0
                             2010        $10.294      $11.015          0
                             2011        $11.015      $10.922          0
                             2012        $10.922      $11.825          0
                             2013        $11.825      $13.703          0
                             2014        $13.703      $14.476          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.067      $11.500          0
                             2006        $11.500      $13.527          0
                             2007        $13.527      $14.203          0
                             2008        $14.203      $ 9.323          0
                             2009        $ 9.323      $11.142          0
                             2010        $11.142      $12.095          0
                             2011        $12.095      $11.750          0
                             2012        $11.750      $13.288          0
                             2013        $13.288      $17.586          0
                             2014        $17.586      $18.916          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.639          0
                             2006        $11.639      $11.667          0
                             2007        $11.667      $12.073          0
                             2008        $12.073      $ 5.984          0
                             2009        $ 5.984      $ 7.725          0
                             2010        $ 7.725      $ 9.587          0
                             2011        $ 9.587      $ 9.436          0
                             2012        $ 9.436      $10.698          0
                             2013        $10.698      $14.161          0
                             2014        $14.161      $14.584          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.280      $12.558          0
                             2006        $12.558      $14.386          0
                             2007        $14.386      $14.893          0
                             2008        $14.893      $ 8.673          0
                             2009        $ 8.673      $11.796          0
                             2010        $11.796      $13.321          0
                             2011        $13.321      $11.893          0
                             2012        $11.893      $14.038          0
                             2013        $14.038      $17.400          0
                             2014        $17.400      $17.332          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.214      $12.009          0
                             2006        $12.009      $13.440          0
                             2007        $13.440      $12.933          0
                             2008        $12.933      $ 7.825          0
                             2009        $ 7.825      $10.454          0
                             2010        $10.454      $12.556          0
                             2011        $12.556      $11.963          0
                             2012        $11.963      $13.738          0
                             2013        $13.738      $18.856          0
                             2014        $18.856      $20.548          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.281      $10.552          0
                             2006        $10.552      $10.525          0
                             2007        $10.525      $10.644          0
                             2008        $10.644      $10.141          0
                             2009        $10.141      $11.445          0
                             2010        $11.445      $12.120          0
                             2011        $12.120      $12.630          0
                             2012        $12.630      $13.663          0
                             2013        $13.663      $13.402          0
                             2014        $13.402      $14.540          0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.862      $ 9.893          0
                             2006        $ 9.893      $10.102          0
                             2007        $10.102      $10.339          0
                             2008        $10.339      $10.318          0
                             2009        $10.318      $10.082          0
                             2010        $10.082      $ 9.845          0
                             2011        $ 9.845      $ 9.615          0
                             2012        $ 9.615      $ 9.389          0
                             2013        $ 9.389      $ 9.170          0
                             2014        $ 9.170      $ 8.950          0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.494      $10.456          0
                             2006        $10.456      $10.278          0
                             2007        $10.278      $11.101          0
                             2008        $11.101      $10.072          0
                             2009        $10.072      $11.639          0
                             2010        $11.639      $12.281          0
                             2011        $12.281      $13.386          0
                             2012        $13.386      $14.208          0
                             2013        $14.208      $12.589          0
                             2014        $12.589      $12.666          0
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.183      $10.182          0
                             2006        $10.182      $10.322          0
                             2007        $10.322      $10.956          0
                             2008        $10.956      $11.208          0
                             2009        $11.208      $12.478          0
                             2010        $12.478      $13.168          0
                             2011        $13.168      $13.316          0
                             2012        $13.316      $14.243          0
                             2013        $14.243      $13.628          0
                             2014        $13.628      $13.870          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.728      $10.758          0
                             2006        $10.758      $11.634          0
                             2007        $11.634      $10.850          0
                             2008        $10.850      $ 7.287          0
                             2009        $ 7.287      $ 7.007          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.120      $10.362          0
                             2006        $10.362      $11.265          0
                             2007        $11.265      $11.688          0
                             2008        $11.688      $10.556          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.388      $10.711          0
                             2006        $10.711      $11.430          0
                             2007        $11.430      $12.548          0
                             2008        $12.548      $ 7.023          0
                             2009        $ 7.023      $ 9.719          0
                             2010        $ 9.719      $11.004          0
                             2011        $11.004      $10.886          0
                             2012        $10.886      $12.527          0
                             2013        $12.527      $17.221          0
                             2014        $17.221      $18.294          0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $10.999      $11.132          0
                             2006        $11.132      $12.892          0
                             2007        $12.892      $12.962          0
                             2008        $12.962      $ 8.063          0
                             2009        $ 8.063      $ 9.856          0
                             2010        $ 9.856      $11.038          0
                             2011        $11.038      $10.664          0
                             2012        $10.664      $12.168          0
                             2013        $12.168      $15.369          0
                             2014        $15.369      $16.065          0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.282      $11.590          0
                             2006        $11.590      $11.744          0
                             2007        $11.744      $13.943          0
                             2008        $13.943      $ 6.893          0
                             2009        $ 6.893      $11.110          0
                             2010        $11.110      $13.295          0
                             2011        $13.295      $12.582          0
                             2012        $12.582      $14.005          0
                             2013        $14.005      $20.193          0
                             2014        $20.193      $20.908          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.728      $14.505          0
                             2006        $14.505      $19.491          0
                             2007        $19.491      $15.735          0
                             2008        $15.735      $ 9.512          0
                             2009        $ 9.512      $11.929          0
                             2010        $11.929      $15.081          0
                             2011        $15.081      $15.553          0
                             2012        $15.553      $17.551          0
                             2013        $17.551      $17.429          0
                             2014        $17.429      $22.017          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $11.988      $15.446          0
                             2006        $15.446      $21.030          0
                             2007        $21.030      $28.243          0
                             2008        $28.243      $ 9.708          0
                             2009        $ 9.708      $20.198          0
                             2010        $20.198      $25.006          0
                             2011        $25.006      $18.124          0
                             2012        $18.124      $22.961          0
                             2013        $22.961      $25.104          0
                             2014        $25.104      $24.399          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.334      $18.261          0
                             2006        $18.261      $22.189          0
                             2007        $22.189      $31.475          0
                             2008        $31.475      $16.549          0
                             2009        $16.549      $25.445          0
                             2010        $25.445      $32.095          0
                             2011        $32.095      $26.173          0
                             2012        $26.173      $26.408          0
                             2013        $26.408      $28.489          0
                             2014        $28.489      $22.493          0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.821      $ 9.606          0
                             2006        $ 9.606      $10.187          0
                             2007        $10.187      $10.345          0
                             2008        $10.345      $ 8.774          0
                             2009        $ 8.774      $ 9.751          0
                             2010        $ 9.751      $ 9.990          0
                             2011        $ 9.990      $ 9.530          0
                             2012        $ 9.530      $ 9.424          0
                             2013        $ 9.424      $ 9.662          0
                             2014        $ 9.662      $ 9.330          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.766      $10.881          0
                             2006        $10.881      $11.719          0
                             2007        $11.719      $11.398          0
                             2008        $11.398      $ 7.689          0
                             2009        $ 7.689      $11.621          0
                             2010        $11.621      $13.009          0
                             2011        $13.009      $12.859          0
                             2012        $12.859      $14.818          0
                             2013        $14.818      $15.338          0
                             2014        $15.338      $14.744          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.4

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.111      $11.254          0
                             2006        $11.254      $13.054          0
                             2007        $13.054      $16.951          0
                             2008        $16.951      $ 9.046          0
                             2009        $ 9.046      $13.290          0
                             2010        $13.290      $14.724          0
                             2011        $14.724      $14.267          0
                             2012        $14.267      $16.398          0
                             2013        $16.398      $21.550          0
                             2014        $21.550      $23.837          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $ 9.995      $10.888          0
                             2006        $10.888      $11.137          0
                             2007        $11.137      $12.989          0
                             2008        $12.989      $ 6.801          0
                             2009        $ 6.801      $ 9.764          0
                             2010        $ 9.764      $10.749          0
                             2011        $10.749      $10.401          0
                             2012        $10.401      $11.091          0
                             2013        $11.091      $14.553          0
                             2014        $14.553      $15.687          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.515      $11.231          0
                             2006        $11.231      $12.034          0
                             2007        $12.034      $15.400          0
                             2008        $15.400      $ 6.235          0
                             2009        $ 6.235      $ 9.198          0
                             2010        $ 9.198      $10.662          0
                             2011        $10.662      $ 9.503          0
                             2012        $ 9.503      $10.719          0
                             2013        $10.719      $14.151          0
                             2014        $14.151      $14.843          0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.433          0
                             2008        $ 9.433      $ 5.833          0
                             2009        $ 5.833      $ 7.357          0
                             2010        $ 7.357      $ 8.364          0
                             2011        $ 8.364      $ 7.650          0
                             2012        $ 7.650      $ 8.575          0
                             2013        $ 8.575      $11.051          0
                             2014        $11.051      $11.783          0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.671          0
                             2008        $ 9.671      $ 6.070          0
                             2009        $ 6.070      $ 7.368          0
                             2010        $ 7.368      $ 7.864          0
                             2011        $ 7.864      $ 8.048          0
                             2012        $ 8.048      $ 9.141          0
                             2013        $ 9.141      $11.798          0
                             2014        $11.798      $12.850          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.108      $10.229          0
                             2006        $10.229      $10.686          0
                             2007        $10.686      $11.998          0
                             2008        $11.998      $ 8.316          0
                             2009        $ 8.316      $10.440          0
                             2010        $10.440      $11.601          0
                             2011        $11.601      $10.993          0
                             2012        $10.993      $12.029          0
                             2013        $12.029      $13.527          0
                             2014        $13.527      $13.920          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.268      $12.817          0
                             2006        $12.817      $13.926          0
                             2007        $13.926      $15.925          0
                             2008        $15.925      $ 8.898          0
                             2009        $ 8.898      $11.752          0
                             2010        $11.752      $13.398          0
                             2011        $13.398      $12.700          0
                             2012        $12.700      $14.381          0
                             2013        $14.381      $18.362          0
                             2014        $18.362      $19.989          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.725      $11.040          0
                             2006        $11.040      $12.911          0
                             2007        $12.911      $12.746          0
                             2008        $12.746      $ 7.107          0
                             2009        $ 7.107      $ 9.000          0
                             2010        $ 9.000      $10.084          0
                             2011        $10.084      $ 9.897          0
                             2012        $ 9.897      $11.294          0
                             2013        $11.294      $14.076          0
                             2014        $14.076      $14.888          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.705      $ 9.983          0
                             2006        $ 9.983      $10.374          0
                             2007        $10.374      $12.810          0
                             2008        $12.810      $ 6.581          0
                             2009        $ 6.581      $ 8.210          0
                             2010        $ 8.210      $ 9.915          0
                             2011        $ 9.915      $ 9.665          0
                             2012        $ 9.665      $10.780          0
                             2013        $10.780      $14.294          0
                             2014        $14.294      $15.472          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.555      $10.761          0
                             2006        $10.761      $12.112          0
                             2007        $12.112      $12.419          0
                             2008        $12.419      $ 7.609          0
                             2009        $ 7.609      $ 9.370          0
                             2010        $ 9.370      $10.482          0
                             2011        $10.482      $10.402          0
                             2012        $10.402      $11.727          0
                             2013        $11.727      $15.083          0
                             2014        $15.083      $16.660          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.107      $10.042          0
                             2006        $10.042      $10.196          0
                             2007        $10.196      $10.346          0
                             2008        $10.346      $ 9.738          0
                             2009        $ 9.738      $10.964          0
                             2010        $10.964      $11.496          0
                             2011        $11.496      $11.998          0
                             2012        $11.998      $12.353          0
                             2013        $12.353      $11.795          0
                             2014        $11.795      $12.147          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.859      $ 9.880          0
                             2006        $ 9.880      $10.079          0
                             2007        $10.079      $10.313          0
                             2008        $10.313      $10.334          0
                             2009        $10.334      $10.123          0
                             2010        $10.123      $ 9.877          0
                             2011        $ 9.877      $ 9.632          0
                             2012        $ 9.632      $ 9.392          0
                             2013        $ 9.392      $ 9.158          0
                             2014        $ 9.158      $ 8.930          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.815      $12.526          0
                             2006        $12.526      $14.385          0
                             2007        $14.385      $16.415          0
                             2008        $16.415      $ 8.968          0
                             2009        $ 8.968      $11.037          0
                             2010        $11.037      $12.142          0
                             2011        $12.142      $ 9.786          0
                             2012        $ 9.786      $11.485          0
                             2013        $11.485      $14.576          0
                             2014        $14.576      $13.032          0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.486      $11.627          0
                             2006        $11.627      $12.628          0
                             2007        $12.628      $15.111          0
                             2008        $15.111      $ 8.731          0
                             2009        $ 8.731      $10.836          0
                             2010        $10.836      $11.750          0
                             2011        $11.750      $10.705          0
                             2012        $10.705      $10.899          0
                             2013        $10.899      $12.482          0
                             2014        $12.482      $12.510          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.814          0
                             2013        $ 8.814      $12.014          0
                             2014        $12.014      $12.670          0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.194      $10.792          0
                             2006        $10.792      $11.161          0
                             2007        $11.161      $12.157          0
                             2008        $12.157      $ 6.800          0
                             2009        $ 6.800      $ 8.004          0
                             2010        $ 8.004      $ 8.990          0
                             2011        $ 8.990      $ 8.055          0
                             2012        $ 8.055      $ 9.214          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.715          0
                             2007        $10.715      $11.269          0
                             2008        $11.269      $ 7.655          0
                             2009        $ 7.655      $ 9.553          0
                             2010        $ 9.553      $10.175          0
                             2011        $10.175      $ 9.892          0
                             2012        $ 9.892      $10.958          0
                             2013        $10.958      $13.775          0
                             2014        $13.775      $14.485          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.133          0
                             2012        $11.133      $11.095          0
                             2013        $11.095      $10.509          0
                             2014        $10.509      $10.644          0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.965      $11.731          0
                             2006        $11.731      $13.266          0
                             2007        $13.266      $13.259          0
                             2008        $13.259      $ 8.763          0
                             2009        $ 8.763      $10.604          0
                             2010        $10.604      $11.600          0
                             2011        $11.600      $11.054          0
                             2012        $11.054      $12.324          0
                             2013        $12.324      $16.073          0
                             2014        $16.073      $17.233          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.872      $11.371          0
                             2006        $11.371      $12.306          0
                             2007        $12.306      $13.110          0
                             2008        $13.110      $ 9.116          0
                             2009        $ 9.116      $11.542          0
                             2010        $11.542      $12.804          0
                             2011        $12.804      $11.672          0
                             2012        $11.672      $12.588          0
                             2013        $12.588      $15.767          0
                             2014        $15.767      $16.014          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $10.994      $11.911          0
                             2006        $11.911      $12.186          0
                             2007        $12.186      $13.970          0
                             2008        $13.970      $ 7.241          0
                             2009        $ 7.241      $11.040          0
                             2010        $11.040      $13.701          0
                             2011        $13.701      $12.108          0
                             2012        $12.108      $13.177          0
                             2013        $13.177      $17.551          0
                             2014        $17.551      $18.428          0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.631      $10.929          0
                             2006        $10.929      $12.035          0
                             2007        $12.035      $11.893          0
                             2008        $11.893      $ 5.577          0
                             2009        $ 5.577      $ 8.033          0
                             2010        $ 8.033      $ 8.376          0
                             2011        $ 8.376      $ 7.890          0
                             2012        $ 7.890      $ 9.050          0
                             2013        $ 9.050      $11.760          0
                             2014        $11.760      $12.198          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.079      $10.150          0
                             2006        $10.150      $10.204          0
                             2007        $10.204      $10.646          0
                             2008        $10.646      $10.537          0
                             2009        $10.537      $10.362          0
                             2010        $10.362      $10.596          0
                             2011        $10.596      $10.620          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.678          0
                             2009        $ 6.678      $11.659          0
                             2010        $11.659      $14.212          0
                             2011        $14.212      $ 9.376          0
                             2012        $ 9.376      $10.346          0
                             2013        $10.346      $11.528          0
                             2014        $11.528      $ 9.879          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.183      $11.995          0
                             2006        $11.995      $13.458          0
                             2007        $13.458      $14.060          0
                             2008        $14.060      $ 9.884          0
                             2009        $ 9.884      $12.810          0
                             2010        $12.810      $14.409          0
                             2011        $14.409      $13.630          0
                             2012        $13.630      $14.723          0
                             2013        $14.723      $18.060          0
                             2014        $18.060      $19.094          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.888          0
                             2006        $10.888      $12.938          0
                             2007        $12.938      $11.842          0
                             2008        $11.842      $ 7.398          0
                             2009        $ 7.398      $ 6.985          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.512      $11.035          0
                             2006        $11.035      $11.881          0
                             2007        $11.881      $12.774          0
                             2008        $12.774      $10.454          0
                             2009        $10.454      $12.801          0
                             2010        $12.801      $13.494          0
                             2011        $13.494      $13.336          0
                             2012        $13.336      $14.741          0
                             2013        $14.741      $17.218          0
                             2014        $17.218      $18.171          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.197      $11.599          0
                             2006        $11.599      $13.352          0
                             2007        $13.352      $15.393          0
                             2008        $15.393      $14.431          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.369      $12.477          0
                             2006        $12.477      $13.275          0
                             2007        $13.275      $17.683          0
                             2008        $17.683      $ 9.601          0
                             2009        $ 9.601      $13.669          0
                             2010        $13.669      $14.191          0
                             2011        $14.191      $12.876          0
                             2012        $12.876      $15.549          0
                             2013        $15.549      $19.842          0
                             2014        $19.842      $20.985          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.219      $12.133          0
                             2006        $12.133      $13.104          0
                             2007        $13.104      $13.558          0
                             2008        $13.558      $ 8.428          0
                             2009        $ 8.428      $10.071          0
                             2010        $10.071      $10.770          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.215      $10.330          0
                             2006        $10.330      $11.874          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.311      $10.651          0
                             2006        $10.651      $12.229          0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.316          0
                             2014        $14.316      $14.311          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.539      $10.487          0
                             2006        $10.487      $11.247          0
                             2007        $11.247      $11.133          0
                             2008        $11.133      $ 7.744          0
                             2009        $ 7.744      $10.964          0
                             2010        $10.964      $12.229          0
                             2011        $12.229      $12.384          0
                             2012        $12.384      $13.816          0
                             2013        $13.816      $13.917          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.360      $10.529          0
                             2006        $10.529      $11.016          0
                             2007        $11.016      $11.923          0
                             2008        $11.923      $ 7.326          0
                             2009        $ 7.326      $ 9.935          0
                             2010        $ 9.935      $10.864          0
                             2011        $10.864      $10.632          0
                             2012        $10.632      $12.095          0
                             2013        $12.095      $15.338          0
                             2014        $15.338      $16.616          0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.695      $11.161          0
                             2006        $11.161      $12.264          0
                             2007        $12.264      $13.155          0
                             2008        $13.155      $ 8.561          0
                             2009        $ 8.561      $10.563          0
                             2010        $10.563      $11.420          0
                             2011        $11.420      $10.866          0
                             2012        $10.866      $12.589          0
                             2013        $12.589      $16.170          0
                             2014        $16.170      $17.454          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.839      $10.076          0
                             2006        $10.076      $11.096          0
                             2007        $11.096      $11.060          0
                             2008        $11.060      $ 6.522          0
                             2009        $ 6.522      $10.360          0
                             2010        $10.360      $13.731          0
                             2011        $13.731      $11.983          0
                             2012        $11.983      $14.125          0
                             2013        $14.125      $19.448          0
                             2014        $19.448      $17.541          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.669      $10.673          0
                             2006        $10.673      $11.617          0
                             2007        $11.617      $11.770          0
                             2008        $11.770      $ 8.914          0
                             2009        $ 8.914      $10.232          0
                             2010        $10.232      $10.937          0
                             2011        $10.937      $10.834          0
                             2012        $10.834      $11.717          0
                             2013        $11.717      $13.565          0
                             2014        $13.565      $14.315          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.056      $11.478          0
                             2006        $11.478      $13.487          0
                             2007        $13.487      $14.146          0
                             2008        $14.146      $ 9.276          0
                             2009        $ 9.276      $11.075          0
                             2010        $11.075      $12.009          0
                             2011        $12.009      $11.655          0
                             2012        $11.655      $13.168          0
                             2013        $13.168      $17.409          0
                             2014        $17.409      $18.705          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.631          0
                             2006        $11.631      $11.647          0
                             2007        $11.647      $12.040          0
                             2008        $12.040      $ 5.962          0
                             2009        $ 5.962      $ 7.688          0
                             2010        $ 7.688      $ 9.532          0
                             2011        $ 9.532      $ 9.372          0
                             2012        $ 9.372      $10.614          0
                             2013        $10.614      $14.035          0
                             2014        $14.035      $14.440          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.270      $12.534          0
                             2006        $12.534      $14.343          0
                             2007        $14.343      $14.833          0
                             2008        $14.833      $ 8.629          0
                             2009        $ 8.629      $11.724          0
                             2010        $11.724      $13.227          0
                             2011        $13.227      $11.797          0
                             2012        $11.797      $13.911          0
                             2013        $13.911      $17.224          0
                             2014        $17.224      $17.139          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.203      $11.986          0
                             2006        $11.986      $13.400          0
                             2007        $13.400      $12.881          0
                             2008        $12.881      $ 7.786          0
                             2009        $ 7.786      $10.391          0
                             2010        $10.391      $12.467          0
                             2011        $12.467      $11.866          0
                             2012        $11.866      $13.613          0
                             2013        $13.613      $18.665          0
                             2014        $18.665      $20.320          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.272      $10.531          0
                             2006        $10.531      $10.493          0
                             2007        $10.493      $10.601          0
                             2008        $10.601      $10.090          0
                             2009        $10.090      $11.376          0
                             2010        $11.376      $12.034          0
                             2011        $12.034      $12.528          0
                             2012        $12.528      $13.539          0
                             2013        $13.539      $13.267          0
                             2014        $13.267      $14.379          0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.853      $ 9.873          0
                             2006        $ 9.873      $10.072          0
                             2007        $10.072      $10.298          0
                             2008        $10.298      $10.267          0
                             2009        $10.267      $10.021          0
                             2010        $10.021      $ 9.775          0
                             2011        $ 9.775      $ 9.537          0
                             2012        $ 9.537      $ 9.304          0
                             2013        $ 9.304      $ 9.077          0
                             2014        $ 9.077      $ 8.851          0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.484      $10.435          0
                             2006        $10.435      $10.247          0
                             2007        $10.247      $11.057          0
                             2008        $11.057      $10.021          0
                             2009        $10.021      $11.568          0
                             2010        $11.568      $12.194          0
                             2011        $12.194      $13.278          0
                             2012        $13.278      $14.079          0
                             2013        $14.079      $12.461          0
                             2014        $12.461      $12.525          0
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.174      $10.162          0
                             2006        $10.162      $10.291          0
                             2007        $10.291      $10.912          0
                             2008        $10.912      $11.152          0
                             2009        $11.152      $12.403          0
                             2010        $12.403      $13.075          0
                             2011        $13.075      $13.209          0
                             2012        $13.209      $14.113          0
                             2013        $14.113      $13.490          0
                             2014        $13.490      $13.716          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.720      $10.739          0
                             2006        $10.739      $11.602          0
                             2007        $11.602      $10.809          0
                             2008        $10.809      $ 7.253          0
                             2009        $ 7.253      $ 6.972          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.110      $10.342          0
                             2006        $10.342      $11.231          0
                             2007        $11.231      $11.641          0
                             2008        $11.641      $10.513          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.378      $10.691          0
                             2006        $10.691      $11.396          0
                             2007        $11.396      $12.498          0
                             2008        $12.498      $ 6.988          0
                             2009        $ 6.988      $ 9.660          0
                             2010        $ 9.660      $10.926          0
                             2011        $10.926      $10.799          0
                             2012        $10.799      $12.413          0
                             2013        $12.413      $17.047          0
                             2014        $17.047      $18.090          0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $10.988      $11.110          0
                             2006        $11.110      $12.854          0
                             2007        $12.854      $12.910          0
                             2008        $12.910      $ 8.022          0
                             2009        $ 8.022      $ 9.796          0
                             2010        $ 9.796      $10.960          0
                             2011        $10.960      $10.577          0
                             2012        $10.577      $12.058          0
                             2013        $12.058      $15.213          0
                             2014        $15.213      $15.887          0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.273      $11.567          0
                             2006        $11.567      $11.709          0
                             2007        $11.709      $13.887          0
                             2008        $13.887      $ 6.858          0
                             2009        $ 6.858      $11.043          0
                             2010        $11.043      $13.201          0
                             2011        $13.201      $12.481          0
                             2012        $12.481      $13.878          0
                             2013        $13.878      $19.989          0
                             2014        $19.989      $20.676          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.716      $14.477          0
                             2006        $14.477      $19.433          0
                             2007        $19.433      $15.672          0
                             2008        $15.672      $ 9.465          0
                             2009        $ 9.465      $11.857          0
                             2010        $11.857      $14.975          0
                             2011        $14.975      $15.428          0
                             2012        $15.428      $17.391          0
                             2013        $17.391      $17.253          0
                             2014        $17.253      $21.773          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $11.977      $15.416          0
                             2006        $15.416      $20.968          0
                             2007        $20.968      $28.130          0
                             2008        $28.130      $ 9.659          0
                             2009        $ 9.659      $20.076          0
                             2010        $20.076      $24.829          0
                             2011        $24.829      $17.978          0
                             2012        $17.978      $22.752          0
                             2013        $22.752      $24.850          0
                             2014        $24.850      $24.128          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.323      $18.225          0
                             2006        $18.225      $22.123          0
                             2007        $22.123      $31.349          0
                             2008        $31.349      $16.466          0
                             2009        $16.466      $25.291          0
                             2010        $25.291      $31.869          0
                             2011        $31.869      $25.961          0
                             2012        $25.961      $26.168          0
                             2013        $26.168      $28.201          0
                             2014        $28.201      $22.243          0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.812      $ 9.587          0
                             2006        $ 9.587      $10.157          0
                             2007        $10.157      $10.303          0
                             2008        $10.303      $ 8.730          0
                             2009        $ 8.730      $ 9.692          0
                             2010        $ 9.692      $ 9.920          0
                             2011        $ 9.920      $ 9.453          0
                             2012        $ 9.453      $ 9.338          0
                             2013        $ 9.338      $ 9.565          0
                             2014        $ 9.565      $ 9.226          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.756      $10.859          0
                             2006        $10.859      $11.684          0
                             2007        $11.684      $11.353          0
                             2008        $11.353      $ 7.650          0
                             2009        $ 7.650      $11.550          0
                             2010        $11.550      $12.917          0
                             2011        $12.917      $12.755          0
                             2012        $12.755      $14.683          0
                             2013        $14.683      $15.183          0
                             2014        $15.183      $14.580          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.45

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                             2005        $10.106      $11.243          0
                             2006        $11.243      $13.035          0
                             2007        $13.035      $16.917          0
                             2008        $16.917      $ 9.023          0
                             2009        $ 9.023      $13.250          0
                             2010        $13.250      $14.672          0
                             2011        $14.672      $14.209          0
                             2012        $14.209      $16.323          0
                             2013        $16.323      $21.441          0
                             2014        $21.441      $23.704          0
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                             2005        $ 9.991      $10.878          0
                             2006        $10.878      $11.121          0
                             2007        $11.121      $12.963          0
                             2008        $12.963      $ 6.784          0
                             2009        $ 6.784      $ 9.734          0
                             2010        $ 9.734      $10.711          0
                             2011        $10.711      $10.359          0
                             2012        $10.359      $11.040          0
                             2013        $11.040      $14.479          0
                             2014        $14.479      $15.600          0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                             2005        $10.510      $11.220          0
                             2006        $11.220      $12.016          0
                             2007        $12.016      $15.369          0
                             2008        $15.369      $ 6.219          0
                             2009        $ 6.219      $ 9.171          0
                             2010        $ 9.171      $10.624          0
                             2011        $10.624      $ 9.465          0
                             2012        $ 9.465      $10.670          0
                             2013        $10.670      $14.079          0
                             2014        $14.079      $14.760          0
CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.430          0
                             2008        $ 9.430      $ 5.828          0
                             2009        $ 5.828      $ 7.347          0
                             2010        $ 7.347      $ 8.348          0
                             2011        $ 8.348      $ 7.632          0
                             2012        $ 7.632      $ 8.550          0
                             2013        $ 8.550      $11.013          0
                             2014        $11.013      $11.737          0
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
                             2007        $10.000      $ 9.668          0
                             2008        $ 9.668      $ 6.065          0
                             2009        $ 6.065      $ 7.358          0
                             2010        $ 7.358      $ 7.849          0
                             2011        $ 7.849      $ 8.029          0
                             2012        $ 8.029      $ 9.115          0
                             2013        $ 9.115      $11.758          0
                             2014        $11.758      $12.799          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                             2005        $10.104      $10.219          0
                             2006        $10.219      $10.670          0
                             2007        $10.670      $11.974          0
                             2008        $11.974      $ 8.295          0
                             2009        $ 8.295      $10.409          0
                             2010        $10.409      $11.560          0
                             2011        $11.560      $10.949          0
                             2012        $10.949      $11.974          0
                             2013        $11.974      $13.459          0
                             2014        $13.459      $13.842          0
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $11.263      $12.804          0
                             2006        $12.804      $13.905          0
                             2007        $13.905      $15.893          0
                             2008        $15.893      $ 8.875          0
                             2009        $ 8.875      $11.717          0
                             2010        $11.717      $13.351          0
                             2011        $13.351      $12.649          0
                             2012        $12.649      $14.315          0
                             2013        $14.315      $18.268          0
                             2014        $18.268      $19.877          0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.720      $11.030          0
                             2006        $11.030      $12.891          0
                             2007        $12.891      $12.721          0
                             2008        $12.721      $ 7.089          0
                             2009        $ 7.089      $ 8.972          0
                             2010        $ 8.972      $10.048          0
                             2011        $10.048      $ 9.856          0
                             2012        $ 9.856      $11.243          0
                             2013        $11.243      $14.005          0
                             2014        $14.005      $14.805          0
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.700      $ 9.974          0
                             2006        $ 9.974      $10.359          0
                             2007        $10.359      $12.784          0
                             2008        $12.784      $ 6.564          0
                             2009        $ 6.564      $ 8.185          0
                             2010        $ 8.185      $ 9.880          0
                             2011        $ 9.880      $ 9.626          0
                             2012        $ 9.626      $10.731          0
                             2013        $10.731      $14.222          0
                             2014        $14.222      $15.386          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2005        $10.550      $10.750          0
                             2006        $10.750      $12.094          0
                             2007        $12.094      $12.395          0
                             2008        $12.395      $ 7.590          0
                             2009        $ 7.590      $ 9.342          0
                             2010        $ 9.342      $10.445          0
                             2011        $10.445      $10.360          0
                             2012        $10.360      $11.674          0
                             2013        $11.674      $15.006          0
                             2014        $15.006      $16.567          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                             2005        $10.102      $10.032          0
                             2006        $10.032      $10.181          0
                             2007        $10.181      $10.325          0
                             2008        $10.325      $ 9.714          0
                             2009        $ 9.714      $10.930          0
                             2010        $10.930      $11.456          0
                             2011        $11.456      $11.950          0
                             2012        $11.950      $12.297          0
                             2013        $12.297      $11.736          0
                             2014        $11.736      $12.079          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2005        $ 9.855      $ 9.871          0
                             2006        $ 9.871      $10.064          0
                             2007        $10.064      $10.293          0
                             2008        $10.293      $10.308          0
                             2009        $10.308      $10.093          0
                             2010        $10.093      $ 9.842          0
                             2011        $ 9.842      $ 9.593          0
                             2012        $ 9.593      $ 9.349          0
                             2013        $ 9.349      $ 9.111          0
                             2014        $ 9.111      $ 8.880          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                             2005        $10.810      $12.514          0
                             2006        $12.514      $14.364          0
                             2007        $14.364      $16.382          0
                             2008        $16.382      $ 8.946          0
                             2009        $ 8.946      $11.003          0
                             2010        $11.003      $12.099          0
                             2011        $12.099      $ 9.746          0
                             2012        $ 9.746      $11.432          0
                             2013        $11.432      $14.502          0
                             2014        $14.502      $12.960          0
GUGGENHEIM VIF LONG SHORT EQUITY FUND
                             2005        $10.482      $11.616          0
                             2006        $11.616      $12.609          0
                             2007        $12.609      $15.081          0
                             2008        $15.081      $ 8.709          0
                             2009        $ 8.709      $10.803          0
                             2010        $10.803      $11.708          0
                             2011        $11.708      $10.661          0
                             2012        $10.661      $10.849          0
                             2013        $10.849      $12.418          0
                             2014        $12.418      $12.440          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2012        $10.000      $ 8.774          0
                             2013        $ 8.774      $11.953          0
                             2014        $11.953      $12.600          0
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2005        $10.189      $10.782          0
                             2006        $10.782      $11.144          0
                             2007        $11.144      $12.132          0
                             2008        $12.132      $ 6.783          0
                             2009        $ 6.783      $ 7.979          0
                             2010        $ 7.979      $ 8.958          0
                             2011        $ 8.958      $ 8.022          0
                             2012        $ 8.022      $ 9.175          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.712          0
                             2007        $10.712      $11.259          0
                             2008        $11.259      $ 7.645          0
                             2009        $ 7.645      $ 9.535          0
                             2010        $ 9.535      $10.151          0
                             2011        $10.151      $ 9.864          0
                             2012        $ 9.864      $10.920          0
                             2013        $10.920      $13.721          0
                             2014        $13.721      $14.420          0
INVESCO V.I. GOVERNMENT SECURITIES FUND - SERIES II
                             2011        $10.000      $11.088          0
                             2012        $11.088      $11.044          0
                             2013        $11.044      $10.456          0
                             2014        $10.456      $10.584          0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
                             2005        $10.960      $11.720          0
                             2006        $11.720      $13.246          0
                             2007        $13.246      $13.232          0
                             2008        $13.232      $ 8.741          0
                             2009        $ 8.741      $10.572          0
                             2010        $10.572      $11.559          0
                             2011        $11.559      $11.010          0
                             2012        $11.010      $12.268          0
                             2013        $12.268      $15.992          0
                             2014        $15.992      $17.137          0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2005        $10.867      $11.360          0
                             2006        $11.360      $12.287          0
                             2007        $12.287      $13.084          0
                             2008        $13.084      $ 9.093          0
                             2009        $ 9.093      $11.507          0
                             2010        $11.507      $12.759          0
                             2011        $12.759      $11.625          0
                             2012        $11.625      $12.531          0
                             2013        $12.531      $15.688          0
                             2014        $15.688      $15.925          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $10.989      $11.899          0
                             2006        $11.899      $12.168          0
                             2007        $12.168      $13.942          0
                             2008        $13.942      $ 7.223          0
                             2009        $ 7.223      $11.007          0
                             2010        $11.007      $13.652          0
                             2011        $13.652      $12.059          0
                             2012        $12.059      $13.117          0
                             2013        $13.117      $17.462          0
                             2014        $17.462      $18.325          0
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2005        $10.626      $10.918          0
                             2006        $10.918      $12.017          0
                             2007        $12.017      $11.869          0
                             2008        $11.869      $ 5.563          0
                             2009        $ 5.563      $ 8.008          0
                             2010        $ 8.008      $ 8.346          0
                             2011        $ 8.346      $ 7.858          0
                             2012        $ 7.858      $ 9.009          0
                             2013        $ 9.009      $11.700          0
                             2014        $11.700      $12.130          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
                             2005        $10.075      $10.140          0
                             2006        $10.140      $10.189          0
                             2007        $10.189      $10.625          0
                             2008        $10.625      $10.510          0
                             2009        $10.510      $10.331          0
                             2010        $10.331      $10.559          0
                             2011        $10.559      $10.581          0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 6.661          0
                             2009        $ 6.661      $11.624          0
                             2010        $11.624      $14.161          0
                             2011        $14.161      $ 9.338          0
                             2012        $ 9.338      $10.298          0
                             2013        $10.298      $11.469          0
                             2014        $11.469      $ 9.824          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                             2005        $11.178      $11.983          0
                             2006        $11.983      $13.438          0
                             2007        $13.438      $14.032          0
                             2008        $14.032      $ 9.859          0
                             2009        $ 9.859      $12.771          0
                             2010        $12.771      $14.358          0
                             2011        $14.358      $13.575          0
                             2012        $13.575      $14.656          0
                             2013        $14.656      $17.968          0
                             2014        $17.968      $18.988          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                             2005        $10.000      $10.884          0
                             2006        $10.884      $12.927          0
                             2007        $12.927      $11.826          0
                             2008        $11.826      $ 7.384          0
                             2009        $ 7.384      $ 6.970          0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                             2005        $10.507      $11.025          0
                             2006        $11.025      $11.863          0
                             2007        $11.863      $12.748          0
                             2008        $12.748      $10.428          0
                             2009        $10.428      $12.762          0
                             2010        $12.762      $13.446          0
                             2011        $13.446      $13.282          0
                             2012        $13.282      $14.673          0
                             2013        $14.673      $17.131          0
                             2014        $17.131      $18.069          0
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2005        $11.192      $11.587          0
                             2006        $11.587      $13.332          0
                             2007        $13.332      $15.362          0
                             2008        $15.362      $14.400          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                             2005        $11.364      $12.465          0
                             2006        $12.465      $13.256          0
                             2007        $13.256      $17.648          0
                             2008        $17.648      $ 9.577          0
                             2009        $ 9.577      $13.627          0
                             2010        $13.627      $14.140          0
                             2011        $14.140      $12.824          0
                             2012        $12.824      $15.478          0
                             2013        $15.478      $19.742          0
                             2014        $19.742      $20.868          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                             2005        $11.213      $12.121          0
                             2006        $12.121      $13.085          0
                             2007        $13.085      $13.531          0
                             2008        $13.531      $ 8.407          0
                             2009        $ 8.407      $10.040          0
                             2010        $10.040      $10.735          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                             2005        $10.210      $10.320          0
                             2006        $10.320      $11.856          0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                             2005        $10.306      $10.640          0
                             2006        $10.640      $12.210          0
MFS VIT II HIGH YIELD - SERVICE CLASS
                             2013        $10.000      $14.243          0
                             2014        $14.243      $14.231          0
MFS(R) HIGH INCOME SERIES - SERVICE CLASS
                             2005        $10.534      $10.476          0
                             2006        $10.476      $11.230          0
                             2007        $11.230      $11.111          0
                             2008        $11.111      $ 7.724          0
                             2009        $ 7.724      $10.931          0
                             2010        $10.931      $12.186          0
                             2011        $12.186      $12.334          0
                             2012        $12.334      $13.753          0
                             2013        $13.753      $13.849          0
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                             2005        $10.355      $10.519          0
                             2006        $10.519      $11.000          0
                             2007        $11.000      $11.900          0
                             2008        $11.900      $ 7.307          0
                             2009        $ 7.307      $ 9.905          0
                             2010        $ 9.905      $10.826          0
                             2011        $10.826      $10.589          0
                             2012        $10.589      $12.040          0
                             2013        $12.040      $15.260          0
                             2014        $15.260      $16.523          0
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
                             2005        $10.690      $11.150          0
                             2006        $11.150      $12.246          0
                             2007        $12.246      $13.129          0
                             2008        $13.129      $ 8.539          0
                             2009        $ 8.539      $10.531          0
                             2010        $10.531      $11.380          0
                             2011        $11.380      $10.822          0
                             2012        $10.822      $12.531          0
                             2013        $12.531      $16.088          0
                             2014        $16.088      $17.357          0
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
                             2005        $ 9.834      $10.067          0
                             2006        $10.067      $11.079          0
                             2007        $11.079      $11.038          0
                             2008        $11.038      $ 6.505          0
                             2009        $ 6.505      $10.328          0
                             2010        $10.328      $13.683          0
                             2011        $13.683      $11.935          0
                             2012        $11.935      $14.060          0
                             2013        $14.060      $19.350          0
                             2014        $19.350      $17.443          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
                             2005        $10.664      $10.663          0
                             2006        $10.663      $11.599          0
                             2007        $11.599      $11.747          0
                             2008        $11.747      $ 8.892          0
                             2009        $ 8.892      $10.201          0
                             2010        $10.201      $10.899          0
                             2011        $10.899      $10.790          0
                             2012        $10.790      $11.664          0
                             2013        $11.664      $13.496          0
                             2014        $13.496      $14.235          0
MFS(R) VALUE SERIES - SERVICE CLASS
                             2005        $11.051      $11.467          0
                             2006        $11.467      $13.467          0
                             2007        $13.467      $14.118          0
                             2008        $14.118      $ 9.253          0
                             2009        $ 9.253      $11.041          0
                             2010        $11.041      $11.967          0
                             2011        $11.967      $11.608          0
                             2012        $11.608      $13.108          0
                             2013        $13.108      $17.320          0
                             2014        $17.320      $18.601          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
                             2005        $10.000      $11.627          0
                             2006        $11.627      $11.637          0
                             2007        $11.637      $12.023          0
                             2008        $12.023      $ 5.950          0
                             2009        $ 5.950      $ 7.669          0
                             2010        $ 7.669      $ 9.504          0
                             2011        $ 9.504      $ 9.340          0
                             2012        $ 9.340      $10.572          0
                             2013        $10.572      $13.973          0
                             2014        $13.973      $14.369          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
                             2005        $11.264      $12.521          0
                             2006        $12.521      $14.322          0
                             2007        $14.322      $14.803          0
                             2008        $14.803      $ 8.607          0
                             2009        $ 8.607      $11.689          0
                             2010        $11.689      $13.180          0
                             2011        $13.180      $11.749          0
                             2012        $11.749      $13.847          0
                             2013        $13.847      $17.137          0
                             2014        $17.137      $17.043          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2005        $11.198      $11.974          0
                             2006        $11.974      $13.380          0
                             2007        $13.380      $12.855          0
                             2008        $12.855      $ 7.766          0
                             2009        $ 7.766      $10.359          0
                             2010        $10.359      $12.423          0
                             2011        $12.423      $11.818          0
                             2012        $11.818      $13.551          0
                             2013        $13.551      $18.571          0
                             2014        $18.571      $20.206          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2005        $10.267      $10.521          0
                             2006        $10.521      $10.478          0
                             2007        $10.478      $10.580          0
                             2008        $10.580      $10.065          0
                             2009        $10.065      $11.341          0
                             2010        $11.341      $11.992          0
                             2011        $11.992      $12.477          0
                             2012        $12.477      $13.477          0
                             2013        $13.477      $13.200          0
                             2014        $13.200      $14.298          0
PIMCO MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $ 9.849      $ 9.864          0
                             2006        $ 9.864      $10.057          0
                             2007        $10.057      $10.277          0
                             2008        $10.277      $10.241          0
                             2009        $10.241      $ 9.991          0
                             2010        $ 9.991      $ 9.741          0
                             2011        $ 9.741      $ 9.499          0
                             2012        $ 9.499      $ 9.262          0
                             2013        $ 9.262      $ 9.031          0
                             2014        $ 9.031      $ 8.801          0
PIMCO REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.479      $10.425          0
                             2006        $10.425      $10.232          0
                             2007        $10.232      $11.035          0
                             2008        $11.035      $ 9.996          0
                             2009        $ 9.996      $11.533          0
                             2010        $11.533      $12.151          0
                             2011        $12.151      $13.224          0
                             2012        $13.224      $14.015          0
                             2013        $14.015      $12.398          0
                             2014        $12.398      $12.456          0
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2005        $10.169      $10.152          0
                             2006        $10.152      $10.276          0
                             2007        $10.276      $10.890          0
                             2008        $10.890      $11.124          0
                             2009        $11.124      $12.366          0
                             2010        $12.366      $13.028          0
                             2011        $13.028      $13.156          0
                             2012        $13.156      $14.049          0
                             2013        $14.049      $13.422          0
                             2014        $13.422      $13.639          0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2005        $10.717      $10.730          0
                             2006        $10.730      $11.587          0
                             2007        $11.587      $10.789          0
                             2008        $10.789      $ 7.235          0
                             2009        $ 7.235      $ 6.954          0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                             2005        $11.105      $10.332          0
                             2006        $10.332      $11.214          0
                             2007        $11.214      $11.618          0
                             2008        $11.618      $10.492          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                             2005        $10.374      $10.680          0
                             2006        $10.680      $11.379          0
                             2007        $11.379      $12.473          0
                             2008        $12.473      $ 6.970          0
                             2009        $ 6.970      $ 9.631          0
                             2010        $ 9.631      $10.887          0
                             2011        $10.887      $10.755          0
                             2012        $10.755      $12.356          0
                             2013        $12.356      $16.961          0
                             2014        $16.961      $17.989          0
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                             2005        $10.983      $11.099          0
                             2006        $11.099      $12.834          0
                             2007        $12.834      $12.884          0
                             2008        $12.884      $ 8.002          0
                             2009        $ 8.002      $ 9.767          0
                             2010        $ 9.767      $10.921          0
                             2011        $10.921      $10.535          0
                             2012        $10.535      $12.003          0
                             2013        $12.003      $15.136          0
                             2014        $15.136      $15.798          0
UIF GROWTH PORTFOLIO, CLASS II
                             2005        $10.268      $11.556          0
                             2006        $11.556      $11.691          0
                             2007        $11.691      $13.860          0
                             2008        $13.860      $ 6.841          0
                             2009        $ 6.841      $11.009          0
                             2010        $11.009      $13.155          0
                             2011        $13.155      $12.430          0
                             2012        $12.430      $13.815          0
                             2013        $13.815      $19.887          0
                             2014        $19.887      $20.560          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2005        $12.711      $14.462          0
                             2006        $14.462      $19.404          0
                             2007        $19.404      $15.641          0
                             2008        $15.641      $ 9.441          0
                             2009        $ 9.441      $11.821          0
                             2010        $11.821      $14.922          0
                             2011        $14.922      $15.365          0
                             2012        $15.365      $17.312          0
                             2013        $17.312      $17.166          0
                             2014        $17.166      $21.651          0
VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
                             2005        $11.972      $15.401          0
                             2006        $15.401      $20.937          0
                             2007        $20.937      $28.074          0
                             2008        $28.074      $ 9.634          0
                             2009        $ 9.634      $20.016          0
                             2010        $20.016      $24.741          0
                             2011        $24.741      $17.905          0
                             2012        $17.905      $22.649          0
                             2013        $22.649      $24.724          0
                             2014        $24.724      $23.993          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
                             2005        $12.317      $18.207          0
                             2006        $18.207      $22.090          0
                             2007        $22.090      $31.287          0
                             2008        $31.287      $16.425          0
                             2009        $16.425      $25.215          0
                             2010        $25.215      $31.756          0
                             2011        $31.756      $25.856          0
                             2012        $25.856      $26.048          0
                             2013        $26.048      $28.058          0
                             2014        $28.058      $22.118          0
VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
                             2005        $ 9.808      $ 9.578          0
                             2006        $ 9.578      $10.142          0
                             2007        $10.142      $10.283          0
                             2008        $10.283      $ 8.708          0
                             2009        $ 8.708      $ 9.663          0
                             2010        $ 9.663      $ 9.885          0
                             2011        $ 9.885      $ 9.414          0
                             2012        $ 9.414      $ 9.296          0
                             2013        $ 9.296      $ 9.516          0
                             2014        $ 9.516      $ 9.175          0
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                             2005        $10.751      $10.849          0
                             2006        $10.849      $11.667          0
                             2007        $11.667      $11.330          0
                             2008        $11.330      $ 7.631          0
                             2009        $ 7.631      $11.515          0
                             2010        $11.515      $12.871          0
                             2011        $12.871      $12.703          0
                             2012        $12.703      $14.616          0
                             2013        $14.616      $15.106          0
                             2014        $15.106      $14.499          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.10%.

                         ------------------------------
                         LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         Financial Statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, and Reports of Independent Registered Public Accounting Firms

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of Lincoln Benefit Life Variable Annuity Account and Board of Directors of Lincoln Benefit Life Company:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Lincoln Benefit Life Variable Annuity Account (the "Account") at December 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014 by correspondence with the unaffiliated mutual fund managers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 13, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of
Lincoln Benefit Life Variable Annuity Account and Board of Directors of
Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                     -------------------------------------------------------------------------
                                      THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                                      PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                                     (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ----------- ----------- ----------- ------------
                                        ALGER        ALGER       ALGER       ALGER       ALGER       ALGER
                                       CAPITAL     GROWTH &    LARGE CAP    MID CAP    SMALL CAP    CAPITAL
                                     APPRECIATION   INCOME      GROWTH      GROWTH      GROWTH    APPRECIATION
                                     (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                     ------------ ----------- ----------- ----------- ----------- ------------
ASSETS
Investments, at fair value.......... $12,122,739  $5,095,623  $5,287,573  $10,035,978 $5,583,749   $2,938,277
                                     -----------  ----------  ----------  ----------- ----------   ----------
    Total assets.................... $12,122,739  $5,095,623  $5,287,573  $10,035,978 $5,583,749   $2,938,277
                                     ===========  ==========  ==========  =========== ==========   ==========
NET ASSETS
Accumulation units.................. $12,076,821  $5,069,018  $5,254,704  $ 9,958,054 $5,491,669   $2,938,277
Contracts in payout (annuitization)
 period.............................      45,918      26,605      32,869       77,924     92,080           --
                                     -----------  ----------  ----------  ----------- ----------   ----------
    Total net assets................ $12,122,739  $5,095,623  $5,287,573  $10,035,978 $5,583,749   $2,938,277
                                     ===========  ==========  ==========  =========== ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     169,905     311,278      90,001      506,356    187,626       42,534
                                     ===========  ==========  ==========  =========== ==========   ==========
Cost of investments................. $ 9,195,463  $3,474,912  $4,193,625  $ 8,526,750 $5,135,564   $2,397,848
                                     ===========  ==========  ==========  =========== ==========   ==========
ACCUMULATION UNIT
 VALUE (I)
    Lowest.......................... $     15.11  $    11.66  $    11.17  $     15.15 $    11.38   $    23.31
                                     ===========  ==========  ==========  =========== ==========   ==========
    Highest......................... $     39.43  $    22.82  $    21.92  $     28.93 $    19.62   $    27.09
                                     ===========  ==========  ==========  =========== ==========   ==========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                     -----------------------------------------------------------------------
                                                              DEUTSCHE    DEUTSCHE
                                      THE ALGER   THE ALGER   VARIABLE    VARIABLE    DEUTSCHE    DEUTSCHE
                                     PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE   VARIABLE    VARIABLE
                                      (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS  SERIES I    SERIES I
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                        ALGER       ALGER
                                      LARGE CAP    MID CAP    DEUTSCHE    DEUTSCHE    DEUTSCHE    DEUTSCHE
                                       GROWTH      GROWTH    EQUITY 500   SMALL CAP     BOND     CORE EQUITY
                                      (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    VIP A       VIP A
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.......... $6,381,308  $5,058,562  $1,080,778   $516,851   $3,274,982  $1,336,055
                                     ----------  ----------  ----------   --------   ----------  ----------
    Total assets.................... $6,381,308  $5,058,562  $1,080,778   $516,851   $3,274,982  $1,336,055
                                     ==========  ==========  ==========   ========   ==========  ==========
NET ASSETS
Accumulation units.................. $6,376,715  $5,058,562  $1,080,778   $516,851   $3,242,956  $1,322,765
Contracts in payout (annuitization)
 period.............................      4,593          --          --         --       32,026      13,290
                                     ----------  ----------  ----------   --------   ----------  ----------
    Total net assets................ $6,381,308  $5,058,562  $1,080,778   $516,851   $3,274,982  $1,336,055
                                     ==========  ==========  ==========   ========   ==========  ==========
FUND SHARE INFORMATION
Number of shares....................    109,739     266,100      52,979     29,859      577,598     104,707
                                     ==========  ==========  ==========   ========   ==========  ==========
Cost of investments................. $5,309,264  $4,069,824  $  666,174   $387,051   $3,631,989  $  931,626
                                     ==========  ==========  ==========   ========   ==========  ==========
ACCUMULATION UNIT
 VALUE
    Lowest.......................... $    15.34  $    14.51  $    20.87   $  25.42   $    13.41  $    14.57
                                     ==========  ==========  ==========   ========   ==========  ==========
    Highest......................... $    22.65  $    16.87  $    22.95   $  27.95   $    17.62  $    17.49
                                     ==========  ==========  ==========   ========   ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------
                             DEUTSCHE     DEUTSCHE      DEUTSCHE      FEDERATED    FEDERATED   FEDERATED
                             VARIABLE     VARIABLE      VARIABLE      INSURANCE    INSURANCE   INSURANCE
                             SERIES I     SERIES I      SERIES II      SERIES       SERIES      SERIES
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ------------- ------------- ------------- ----------- -----------
                             DEUTSCHE                   DEUTSCHE      FEDERATED    FEDERATED   FEDERATED
                              GLOBAL      DEUTSCHE    GLOBAL INCOME FUND FOR U.S.    HIGH       MANAGED
                             SMALL CAP  INTERNATIONAL    BUILDER     GOVERNMENT   INCOME BOND VOLATILITY
                               VIP A        VIP A       VIP A II    SECURITIES II   FUND II     FUND II
                            ----------- ------------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value. $4,632,036   $1,276,068    $3,263,561    $8,901,088   $9,009,195  $2,720,767
                            ----------   ----------    ----------    ----------   ----------  ----------
    Total assets........... $4,632,036   $1,276,068    $3,263,561    $8,901,088   $9,009,195  $2,720,767
                            ==========   ==========    ==========    ==========   ==========  ==========
NET ASSETS
Accumulation units......... $4,588,550   $1,255,477    $3,216,268    $8,706,949   $8,972,222  $2,699,276
Contracts in payout
 (annuitization) period....     43,486       20,591        47,293       194,139       36,973      21,491
                            ----------   ----------    ----------    ----------   ----------  ----------
    Total net assets....... $4,632,036   $1,276,068    $3,263,561    $8,901,088   $9,009,195  $2,720,767
                            ==========   ==========    ==========    ==========   ==========  ==========
FUND SHARE
 INFORMATION
Number of shares...........    317,046      162,350       132,557       800,458    1,303,791     258,382
                            ==========   ==========    ==========    ==========   ==========  ==========
Cost of investments........ $4,388,349   $1,538,385    $2,891,842    $9,056,529   $8,958,541  $2,471,386
                            ==========   ==========    ==========    ==========   ==========  ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    15.80   $     7.14    $    13.97    $    14.84   $    19.73  $    13.62
                            ==========   ==========    ==========    ==========   ==========  ==========
    Highest................ $    30.89   $    10.85    $    14.73    $    20.02   $    30.19  $    25.49
                            ==========   ==========    ==========    ==========   ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                      -----------------------------------------------------------------------------------
                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ------------- ------------- ------------- ------------- ------------- -------------
                           VIP           VIP           VIP           VIP           VIP           VIP
                      ASSET MANAGER  CONTRAFUND   EQUITY-INCOME    GROWTH       INDEX 500   MONEY MARKET
                      ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value...............  $4,387,641    $36,706,740   $17,037,938   $16,344,198   $25,018,253   $14,234,260
                       ----------    -----------   -----------   -----------   -----------   -----------
    Total assets.....  $4,387,641    $36,706,740   $17,037,938   $16,344,198   $25,018,253   $14,234,260
                       ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units...  $4,377,354    $36,394,919   $16,805,253   $16,138,984   $24,870,525   $14,150,346
Contracts in payout
 (annuitization)
 period..............      10,287        311,821       232,685       205,214       147,728        83,914
                       ----------    -----------   -----------   -----------   -----------   -----------
    Total net
     assets..........  $4,387,641    $36,706,740   $17,037,938   $16,344,198   $25,018,253   $14,234,260
                       ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.....     255,839        982,514       702,016       257,470       120,211    14,234,260
                       ==========    ===========   ===========   ===========   ===========   ===========
Cost of investments..  $3,810,981    $25,285,294   $15,453,088   $ 9,763,568   $16,660,396   $14,234,260
                       ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest...........  $    14.77    $     20.15   $     18.04   $     10.86   $     14.22   $     10.22
                       ==========    ===========   ===========   ===========   ===========   ===========
    Highest..........  $    27.05    $     44.84   $     41.60   $     40.05   $     21.24   $     13.83
                       ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                        -------------------------------------------------------------------------------------------------------
                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                          VIP ASSET            VIP               VIP
                                           MANAGER         CONTRAFUND       EQUITY-INCOME      VIP GROWTH       VIP INDEX 500
                        VIP OVERSEAS  (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $7,597,451      $2,062,155        $16,363,074       $12,974,948       $6,922,788        $19,143,352
                         ----------      ----------        -----------       -----------       ----------        -----------
    Total assets.......  $7,597,451      $2,062,155        $16,363,074       $12,974,948       $6,922,788        $19,143,352
                         ==========      ==========        ===========       ===========       ==========        ===========
NET ASSETS
Accumulation units.....  $7,481,665      $2,062,155        $16,363,074       $12,961,806       $6,912,475        $19,130,954
Contracts in payout
 (annuitization)
 period................     115,786              --                 --            13,142           10,313             12,398
                         ----------      ----------        -----------       -----------       ----------        -----------
    Total net assets...  $7,597,451      $2,062,155        $16,363,074       $12,974,948       $6,922,788        $19,143,352
                         ==========      ==========        ===========       ===========       ==========        ===========
FUND SHARE
 INFORMATION
Number of shares.......     406,281         122,529            445,860           544,480          110,235             92,920
                         ==========      ==========        ===========       ===========       ==========        ===========
Cost of investments....  $7,252,956      $1,750,637        $12,065,830       $11,724,756       $3,974,874        $12,503,222
                         ==========      ==========        ===========       ===========       ==========        ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    10.69      $    13.61        $     19.55       $     14.56       $    15.13        $     16.29
                         ==========      ==========        ===========       ===========       ==========        ===========
    Highest............  $    21.50      $    15.82        $     22.72       $     17.30       $    22.73        $     18.93
                         ==========      ==========        ===========       ===========       ==========        ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                      ----------------------------------------------------------------------------------------------
                          FIDELITY          FIDELITY          FIDELITY
                          VARIABLE          VARIABLE          VARIABLE      GOLDMAN SACHS GOLDMAN SACHS
                          INSURANCE         INSURANCE         INSURANCE       VARIABLE      VARIABLE      INVESCO
                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE     INSURANCE    INVESTMENT
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     TRUST         TRUST       SERVICES
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                      ----------------- ----------------- ----------------- ------------- ------------- ------------
                                                                                 VIT           VIT
                       VIP INVESTMENT       VIP MONEY                         SMALL CAP     STRATEGIC   INVESCO V.I.
                         GRADE BOND          MARKET         VIP OVERSEAS       EQUITY     INTERNATIONAL   AMERICAN
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   INSIGHTS       EQUITY      FRANCHISE
                      ----------------- ----------------- ----------------- ------------- ------------- ------------
ASSETS
Investments, at fair
 value...............    $14,832,186       $16,837,810       $13,198,799      $849,615      $655,034      $293,043
                         -----------       -----------       -----------      --------      --------      --------
    Total assets.....    $14,832,186       $16,837,810       $13,198,799      $849,615      $655,034      $293,043
                         ===========       ===========       ===========      ========      ========      ========
NET ASSETS
Accumulation
 units...............    $14,783,818       $16,837,810       $13,198,799      $817,448      $650,746      $293,043
Contracts in payout
 (annuitization)
 period..............         48,368                --                --        32,167         4,288            --
                         -----------       -----------       -----------      --------      --------      --------
    Total net
     assets..........    $14,832,186       $16,837,810       $13,198,799      $849,615      $655,034      $293,043
                         ===========       ===========       ===========      ========      ========      ========
FUND SHARE
 INFORMATION
Number of shares.....      1,185,626        16,837,810           711,526        62,152        70,738         5,340
                         ===========       ===========       ===========      ========      ========      ========
Cost of
 investments.........    $14,855,889       $16,837,810       $12,539,304      $736,103      $677,346      $202,260
                         ===========       ===========       ===========      ========      ========      ========
ACCUMULATION
 UNIT VALUE
    Lowest...........    $     11.88       $      8.73       $     12.74      $  26.44      $  11.13      $  12.29
                         ===========       ===========       ===========      ========      ========      ========
    Highest..........    $     15.85       $     10.15       $     16.43      $  27.26      $  11.48      $  13.13
                         ===========       ===========       ===========      ========      ========      ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                      INVESCO      INVESCO       INVESCO
                              INVESCO      INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT   INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES
                              SERVICES     SERVICES     SERVICES    (SERIES II)  (SERIES II)   (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------- ------------ ------------ -------------
                            INVESCO V.I.              INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              AMERICAN   INVESCO V.I.     VALUE       AMERICAN       CORE      GOVERNMENT
                               VALUE      HIGH YIELD  OPPORTUNITIES FRANCHISE II  EQUITY II   SECURITIES II
                            ------------ ------------ ------------- ------------ ------------ -------------
ASSETS
Investments, at fair value. $13,872,968   $1,368,781   $4,962,660     $874,222    $3,072,305   $3,363,689
                            -----------   ----------   ----------     --------    ----------   ----------
    Total assets........... $13,872,968   $1,368,781   $4,962,660     $874,222    $3,072,305   $3,363,689
                            ===========   ==========   ==========     ========    ==========   ==========
NET ASSETS
Accumulation units......... $13,824,404   $1,359,847   $4,958,947     $874,222    $3,072,305   $3,344,776
Contracts in payout
 (annuitization) period....      48,564        8,934        3,713           --            --       18,913
                            -----------   ----------   ----------     --------    ----------   ----------
    Total net assets....... $13,872,968   $1,368,781   $4,962,660     $874,222    $3,072,305   $3,363,689
                            ===========   ==========   ==========     ========    ==========   ==========
FUND SHARE
 INFORMATION
Number of shares...........     696,434      247,519      504,335       16,301        75,785      288,977
                            ===========   ==========   ==========     ========    ==========   ==========
Cost of investments........ $10,382,494   $1,329,284   $4,138,665     $617,625    $1,924,971   $3,422,975
                            ===========   ==========   ==========     ========    ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     23.09   $    16.13   $    13.12     $  12.39    $    14.23   $    10.41
                            ===========   ==========   ==========     ========    ==========   ==========
    Highest................ $     31.17   $    18.43   $    14.48     $  14.40    $    16.04   $    12.10
                            ===========   ==========   ==========     ========    ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ----------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO        INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT     J.P. MORGAN
                              SERVICES     SERVICES     SERVICES       SERVICES         SERIES     JANUS ASPEN
                            (SERIES II)  (SERIES II)  (SERIES II)    (SERIES II)       TRUST II      SERIES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ---------------- -------------- -----------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I.   INVESCO V.I.   J.P. MORGAN IT
                             GROWTH AND  MID CAP CORE   MID CAP         VALUE         SMALL CAP
                             INCOME II    EQUITY II    GROWTH II   OPPORTUNITIES II CORE PORTFOLIO  BALANCED
                            ------------ ------------ ------------ ---------------- -------------- -----------
ASSETS
Investments, at fair value. $19,710,477   $5,549,961   $4,438,873     $2,865,799      $1,135,968   $23,893,560
                            -----------   ----------   ----------     ----------      ----------   -----------
    Total assets........... $19,710,477   $5,549,961   $4,438,873     $2,865,799      $1,135,968   $23,893,560
                            ===========   ==========   ==========     ==========      ==========   ===========
NET ASSETS
Accumulation units......... $19,685,256   $5,549,961   $4,428,394     $2,865,799      $1,127,799   $23,723,506
Contracts in payout
 (annuitization) period....      25,221           --       10,479             --           8,169       170,054
                            -----------   ----------   ----------     ----------      ----------   -----------
    Total net assets....... $19,710,477   $5,549,961   $4,438,873     $2,865,799      $1,135,968   $23,893,560
                            ===========   ==========   ==========     ==========      ==========   ===========
FUND SHARE
 INFORMATION
Number of shares...........     785,591      401,009      773,323        292,727          47,214       760,215
                            ===========   ==========   ==========     ==========      ==========   ===========
Cost of investments........ $15,109,009   $4,985,579   $3,128,324     $2,298,052      $  717,966   $19,436,259
                            ===========   ==========   ==========     ==========      ==========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     16.85   $    15.66   $    18.02     $    11.93      $    25.73   $     18.85
                            ===========   ==========   ==========     ==========      ==========   ===========
    Highest................ $     20.72   $    18.20   $    21.26     $    13.86      $    26.52   $     54.16
                            ===========   ==========   ==========     ==========      ==========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ---------------------------------------------------------------------------------
                                                                                               JANUS ASPEN
                               JANUS        JANUS        JANUS        JANUS        JANUS          SERIES
                            ASPEN SERIES ASPEN SERIES ASPEN SERIES ASPEN SERIES ASPEN SERIES (SERVICE SHARES)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ ----------------
                                           FLEXIBLE      FORTY        GLOBAL       JANUS         BALANCED
                             ENTERPRISE      BOND      PORTFOLIO     RESEARCH    PORTFOLIO   (SERVICE SHARES)
                            ------------ ------------ ------------ ------------ ------------ ----------------
ASSETS
Investments, at fair value. $14,649,504   $8,777,167   $2,243,185  $11,436,733  $11,507,048     $5,389,067
                            -----------   ----------   ----------  -----------  -----------     ----------
    Total assets........... $14,649,504   $8,777,167   $2,243,185  $11,436,733  $11,507,048     $5,389,067
                            ===========   ==========   ==========  ===========  ===========     ==========
NET ASSETS
Accumulation units......... $14,495,463   $8,723,117   $2,243,185  $11,248,330  $11,346,013     $5,389,067
Contracts in payout
 (annuitization) period....     154,041       54,050           --      188,403      161,035             --
                            -----------   ----------   ----------  -----------  -----------     ----------
    Total net assets....... $14,649,504   $8,777,167   $2,243,185  $11,436,733  $11,507,048     $5,389,067
                            ===========   ==========   ==========  ===========  ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........     237,201      732,652       55,704      275,916      321,785        163,454
                            ===========   ==========   ==========  ===========  ===========     ==========
Cost of investments........ $ 8,571,493   $8,858,057   $1,785,012  $ 8,372,644  $ 7,957,285     $4,500,645
                            ===========   ==========   ==========  ===========  ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     10.12   $    19.02   $    22.23  $      8.27  $     10.25     $    17.77
                            ===========   ==========   ==========  ===========  ===========     ==========
    Highest................ $     54.92   $    30.51   $    24.24  $     34.09  $     37.26     $    20.65
                            ===========   ==========   ==========  ===========  ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                        ----------------------------------------------------------------------------------------------
                             JANUS            JANUS            JANUS            JANUS          LAZARD       LAZARD
                          ASPEN SERIES     ASPEN SERIES     ASPEN SERIES     ASPEN SERIES    RETIREMENT   RETIREMENT
                        (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                                             PERKINS MID
                             FORTY            GLOBAL                          CAP VALUE
                           PORTFOLIO         RESEARCH         OVERSEAS        PORTFOLIO       EMERGING
                            (SERVICE         (SERVICE         (SERVICE         (SERVICE       MARKETS    INTERNATIONAL
                            SHARES)          SHARES)          SHARES)          SHARES)         EQUITY       EQUITY
                        ---------------- ---------------- ---------------- ---------------- ------------ -------------
ASSETS
Investments, at fair
 value.................    $2,777,747        $649,163        $3,475,045       $8,705,655     $2,150,705    $414,004
                           ----------        --------        ----------       ----------     ----------    --------
    Total assets.......    $2,777,747        $649,163        $3,475,045       $8,705,655     $2,150,705    $414,004
                           ==========        ========        ==========       ==========     ==========    ========
NET ASSETS
Accumulation units.....    $2,777,747        $649,163        $3,474,900       $8,705,655     $2,100,778    $414,004
Contracts in payout
 (annuitization)
 period................            --              --               145               --         49,927          --
                           ----------        --------        ----------       ----------     ----------    --------
    Total net assets...    $2,777,747        $649,163        $3,475,045       $8,705,655     $2,150,705    $414,004
                           ==========        ========        ==========       ==========     ==========    ========
FUND SHARE
 INFORMATION
Number of shares.......        70,843          15,923           110,144          473,391        107,751      33,120
                           ==========        ========        ==========       ==========     ==========    ========
Cost of investments....    $2,396,144        $428,603        $4,873,233       $7,230,568     $2,022,783    $367,439
                           ==========        ========        ==========       ==========     ==========    ========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    20.52        $  11.74        $     9.66       $    18.67     $    34.42    $  12.76
                           ==========        ========        ==========       ==========     ==========    ========
    Highest............    $    23.85        $  14.40        $    13.91       $    21.70     $    40.17    $  13.15
                           ==========        ========        ==========       ==========     ==========    ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                        ----------------------------------------------------------------------------------
                          LEGG MASON    LEGG MASON
                           PARTNERS      PARTNERS   MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                           VARIABLE      VARIABLE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                         EQUITY TRUST  INCOME TRUST    TRUST          TRUST         TRUST        TRUST
                         SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                        -------------- ------------ ------------ --------------- ------------ ------------
                                         WESTERN
                                          ASSET
                         CLEARBRIDGE     VARIABLE
                        VARIABLE LARGE GLOBAL HIGH
                          CAP VALUE     YIELD BOND                     MFS         MFS NEW
                         PORTFOLIO I   PORTFOLIO II  MFS GROWTH  INVESTORS TRUST  DISCOVERY   MFS RESEARCH
                        -------------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments, at fair
 value.................   $8,826,081    $8,882,162   $2,744,226    $1,704,878     $5,612,818   $1,389,161
                          ----------    ----------   ----------    ----------     ----------   ----------
    Total assets.......   $8,826,081    $8,882,162   $2,744,226    $1,704,878     $5,612,818   $1,389,161
                          ==========    ==========   ==========    ==========     ==========   ==========
NET ASSETS
Accumulation units.....   $8,757,449    $8,882,162   $2,710,597    $1,702,212     $5,498,908   $1,373,565
Contracts in payout
 (annuitization)
 period................       68,632            --       33,629         2,666        113,910       15,596
                          ----------    ----------   ----------    ----------     ----------   ----------
    Total net assets...   $8,826,081    $8,882,162   $2,744,226    $1,704,878     $5,612,818   $1,389,161
                          ==========    ==========   ==========    ==========     ==========   ==========
FUND SHARE
 INFORMATION
Number of shares.......      453,317     1,168,706       69,037        56,063        343,923       47,721
                          ==========    ==========   ==========    ==========     ==========   ==========
Cost of investments....   $7,864,097    $9,817,008   $1,708,809    $1,172,149     $5,341,804   $  949,667
                          ==========    ==========   ==========    ==========     ==========   ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    12.65    $    14.26   $    10.16    $    14.91     $    15.17   $    13.13
                          ==========    ==========   ==========    ==========     ==========   ==========
    Highest............   $    20.07    $    16.57   $    21.92    $    19.03     $    34.39   $    20.39
                          ==========    ==========   ==========    ==========     ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                        --------------------------------------------------------------------------------------------
                                      MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                        MFS VARIABLE    INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                         INSURANCE        TRUST           TRUST           TRUST           TRUST           TRUST
                           TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                        ------------ --------------- --------------- --------------- --------------- ---------------
                                           MFS        MFS INVESTORS   MFS INVESTORS      MFS NEW        MFS TOTAL
                            MFS        HIGH YIELD     GROWTH STOCK        TRUST         DISCOVERY        RETURN
                        TOTAL RETURN (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                        ------------ --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
 value................. $10,290,233    $3,548,343      $5,763,536      $1,146,792      $3,526,787      $5,446,127
                        -----------    ----------      ----------      ----------      ----------      ----------
    Total assets....... $10,290,233    $3,548,343      $5,763,536      $1,146,792      $3,526,787      $5,446,127
                        ===========    ==========      ==========      ==========      ==========      ==========
NET ASSETS
Accumulation units..... $10,268,796    $3,535,757      $5,763,536      $1,146,792      $3,488,897      $5,433,632
Contracts in payout
 (annuitization)
 period................      21,437        12,586              --              --          37,890          12,495
                        -----------    ----------      ----------      ----------      ----------      ----------
    Total net assets... $10,290,233    $3,548,343      $5,763,536      $1,146,792      $3,526,787      $5,446,127
                        ===========    ==========      ==========      ==========      ==========      ==========
FUND SHARE
 INFORMATION
Number of shares.......     423,292       587,474         368,748          38,061         230,509         227,396
                        ===========    ==========      ==========      ==========      ==========      ==========
Cost of investments.... $ 8,272,314    $3,599,869      $3,758,341      $  778,383      $3,519,889      $4,508,639
                        ===========    ==========      ==========      ==========      ==========      ==========
ACCUMULATION
 UNIT VALUE
    Lowest............. $     18.99    $    13.99      $    16.25      $    17.07      $    17.15      $    14.00
                        ===========    ==========      ==========      ==========      ==========      ==========
    Highest............ $     22.65    $    16.26      $    18.88      $    19.84      $    20.56      $    16.27
                        ===========    ==========      ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------------------
                                                              OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                             MFS VARIABLE    MFS VARIABLE      VARIABLE        VARIABLE        VARIABLE     PANORAMA SERIES
                               INSURANCE       INSURANCE     ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    FUND, INC.
                                 TRUST           TRUST      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                            (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))         ("SS"))         ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- --------------- --------------- --------------- --------------- ---------------
                                                              OPPENHEIMER
                                                               DISCOVERY                      OPPENHEIMER     OPPENHEIMER
                             MFS UTILITIES     MFS VALUE        MID CAP       OPPENHEIMER     MAIN STREET    INTERNATIONAL
                            (SERVICE CLASS) (SERVICE CLASS)   GROWTH (SS)     GLOBAL (SS)   SMALL CAP (SS)    GROWTH (SS)
                            --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value.   $2,404,724      $2,233,890      $1,620,307      $5,513,034      $21,797,184     $1,440,058
                              ----------      ----------      ----------      ----------      -----------     ----------
    Total assets...........   $2,404,724      $2,233,890      $1,620,307      $5,513,034      $21,797,184     $1,440,058
                              ==========      ==========      ==========      ==========      ===========     ==========
NET ASSETS
Accumulation units.........   $2,403,238      $2,233,890      $1,620,307      $5,513,034      $21,751,545     $1,436,782
Contracts in payout
 (annuitization) period....        1,486              --              --              --           45,639          3,276
                              ----------      ----------      ----------      ----------      -----------     ----------
    Total net assets.......   $2,404,724      $2,233,890      $1,620,307      $5,513,034      $21,797,184     $1,440,058
                              ==========      ==========      ==========      ==========      ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........       71,826         111,416          21,261         140,962          830,053        600,024
                              ==========      ==========      ==========      ==========      ===========     ==========
Cost of investments........   $1,834,013      $1,487,662      $1,051,719      $4,232,398      $14,707,054     $1,044,328
                              ==========      ==========      ==========      ==========      ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    27.21      $    18.29      $    14.16      $    16.76      $     19.87     $    17.60
                              ==========      ==========      ==========      ==========      ===========     ==========
    Highest................   $    37.09      $    21.26      $    16.17      $    19.48      $     29.16     $    20.28
                              ==========      ==========      ==========      ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                        ------------------------------------------------------------------------------------------------
                                                PIMCO           PIMCO           PIMCO
                          PIMCO VARIABLE      VARIABLE        VARIABLE        VARIABLE         PUTNAM         PUTNAM
                         INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST VARIABLE TRUST VARIABLE TRUST
                           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        ------------------ --------------- --------------- --------------- -------------- --------------
                                                                                                                VT
                           FOREIGN BOND                       PIMCO VIT       PIMCO VIT          VT       INTERNATIONAL
                        (US DOLLAR-HEDGED)  MONEY MARKET     REAL RETURN    TOTAL RETURN     HIGH YIELD       VALUE
                        ------------------ --------------- --------------- --------------- -------------- --------------
ASSETS
Investments, at fair
 value.................    $11,325,072       $14,625,824     $11,717,515     $40,788,588     $1,950,307     $1,880,580
                           -----------       -----------     -----------     -----------     ----------     ----------
    Total assets.......    $11,325,072       $14,625,824     $11,717,515     $40,788,588     $1,950,307     $1,880,580
                           ===========       ===========     ===========     ===========     ==========     ==========
NET ASSETS
Accumulation units.....    $11,313,765       $14,564,176     $11,717,128     $40,640,865     $1,937,910     $1,871,282
Contracts in payout
 (annuitization)
 period................         11,307            61,648             387         147,723         12,397          9,298
                           -----------       -----------     -----------     -----------     ----------     ----------
    Total net assets...    $11,325,072       $14,625,824     $11,717,515     $40,788,588     $1,950,307     $1,880,580
                           ===========       ===========     ===========     ===========     ==========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      1,038,997        14,625,824         914,716       3,641,838        288,934        190,342
                           ===========       ===========     ===========     ===========     ==========     ==========
Cost of investments....    $10,690,103       $14,625,824     $11,917,257     $39,273,419     $1,968,114     $2,354,259
                           ===========       ===========     ===========     ===========     ==========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $     14.06       $      8.65     $     12.25     $     13.41     $    19.79     $    13.43
                           ===========       ===========     ===========     ===========     ==========     ==========
    Highest............    $     20.47       $     10.72     $     15.13     $     20.47     $    22.07     $    15.48
                           ===========       ===========     ===========     ===========     ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ---------------------------------------------------------------------------------
                               RYDEX       RYDEX    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE
                             VARIABLE    VARIABLE      EQUITY        EQUITY        EQUITY         EQUITY
                               TRUST       TRUST    SERIES, INC.  SERIES, INC.  SERIES, INC.  SERIES, INC. II
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ----------- ----------- ------------- ------------- ------------- ---------------
                            GUGGENHEIM
                                VIF        RYDEX    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE
                            LONG SHORT      VIF        EQUITY        MID-CAP     NEW AMERICA     BLUE CHIP
                              EQUITY    NASDAQ-100     INCOME        GROWTH        GROWTH        GROWTH II
                            ----------- ----------- ------------- ------------- ------------- ---------------
ASSETS
Investments, at fair value. $1,235,295  $1,060,933   $11,805,765   $10,753,347   $3,023,913     $12,944,128
                            ----------  ----------   -----------   -----------   ----------     -----------
    Total assets........... $1,235,295  $1,060,933   $11,805,765   $10,753,347   $3,023,913     $12,944,128
                            ==========  ==========   ===========   ===========   ==========     ===========
NET ASSETS
Accumulation units......... $1,235,295  $1,060,933   $11,776,084   $10,668,211   $3,009,790     $12,944,128
Contracts in payout
 (annuitization) period....         --          --        29,681        85,136       14,123              --
                            ----------  ----------   -----------   -----------   ----------     -----------
    Total net assets....... $1,235,295  $1,060,933   $11,805,765   $10,753,347   $3,023,913     $12,944,128
                            ==========  ==========   ===========   ===========   ==========     ===========
FUND SHARE
 INFORMATION
Number of shares...........     81,916      31,482       393,263       385,701      121,442         641,116
                            ==========  ==========   ===========   ===========   ==========     ===========
Cost of investments........ $1,021,587  $  620,476   $ 8,495,674   $ 8,197,776   $2,625,995     $ 6,875,817
                            ==========  ==========   ===========   ===========   ==========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    12.23  $    11.28   $     21.73   $     28.07   $    15.80     $     17.69
                            ==========  ==========   ===========   ===========   ==========     ===========
    Highest................ $    18.27  $    19.86   $     25.13   $     44.94   $    20.95     $     20.56
                            ==========  ==========   ===========   ===========   ==========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                     -------------------------------------------------------------------------------------
                                                                                               THE UNIVERSAL THE UNIVERSAL
                                      T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL
                                         EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.
                                     SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.   (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     --------------- ------------- ------------- ------------- ------------- -------------
                                                                                                              VAN KAMPEN
                                      T. ROWE PRICE  T. ROWE PRICE                VAN KAMPEN    VAN KAMPEN     UIF U.S.
                                         EQUITY      INTERNATIONAL  VAN KAMPEN    UIF MID CAP   UIF GROWTH    REAL ESTATE
                                        INCOME II        STOCK      UIF GROWTH      GROWTH      (CLASS II)    (CLASS II)
                                     --------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value..........   $17,127,220    $3,202,892    $8,228,232    $1,642,242    $2,166,251    $10,487,574
                                       -----------    ----------    ----------    ----------    ----------    -----------
    Total assets....................   $17,127,220    $3,202,892    $8,228,232    $1,642,242    $2,166,251    $10,487,574
                                       ===========    ==========    ==========    ==========    ==========    ===========
NET ASSETS
Accumulation units..................   $17,127,220    $3,199,840    $8,198,868    $1,620,411    $2,166,251    $10,487,574
Contracts in payout (annuitization)
 period.............................            --         3,052        29,364        21,831            --             --
                                       -----------    ----------    ----------    ----------    ----------    -----------
    Total net assets................   $17,127,220    $3,202,892    $8,228,232    $1,642,242    $2,166,251    $10,487,574
                                       ===========    ==========    ==========    ==========    ==========    ===========
FUND SHARE INFORMATION
Number of shares....................       572,051       209,888       267,759       129,006        72,281        523,855
                                       ===========    ==========    ==========    ==========    ==========    ===========
Cost of investments.................   $12,184,592    $2,872,623    $4,316,780    $1,340,685    $1,687,235    $ 7,962,878
                                       ===========    ==========    ==========    ==========    ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $     15.53    $    10.19    $    22.93    $    20.89    $    20.22    $     21.29
                                       ===========    ==========    ==========    ==========    ==========    ===========
    Highest.........................   $     18.05    $    14.83    $    25.01    $    21.54    $    23.50    $     33.03
                                       ===========    ==========    ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                     -------------------------------------------------------------------
                                       VAN ECK     VAN ECK      VAN ECK
                                      WORLDWIDE   WORLDWIDE    WORLDWIDE
                                      INSURANCE   INSURANCE    INSURANCE    WELLS FARGO    WELLS FARGO
                                        TRUST       TRUST        TRUST     VARIABLE TRUST VARIABLE TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     ----------- ----------- ------------- -------------- --------------
                                     VAN ECK VIP VAN ECK VIP  VAN ECK VIP   WELLS FARGO    WELLS FARGO
                                      EMERGING   GLOBAL HARD MULTI-MANAGER  ADVANTAGE VT   ADVANTAGE VT
                                       MARKETS     ASSETS    ALTERNATIVES    DISCOVERY     OPPORTUNITY
                                     ----------- ----------- ------------- -------------- --------------
ASSETS
Investments, at fair value.......... $2,677,087  $3,082,005    $740,731      $3,682,641     $5,014,700
                                     ----------  ----------    --------      ----------     ----------
    Total assets.................... $2,677,087  $3,082,005    $740,731      $3,682,641     $5,014,700
                                     ==========  ==========    ========      ==========     ==========
NET ASSETS
Accumulation units.................. $2,677,087  $3,082,005    $740,731      $3,676,705     $5,005,477
Contracts in payout (annuitization)
 period.............................         --          --          --           5,936          9,223
                                     ----------  ----------    --------      ----------     ----------
    Total net assets................ $2,677,087  $3,082,005    $740,731      $3,682,641     $5,014,700
                                     ==========  ==========    ========      ==========     ==========
FUND SHARE INFORMATION
Number of shares....................    206,725     121,482      73,485         119,917        173,760
                                     ==========  ==========    ========      ==========     ==========
Cost of investments................. $2,890,418  $3,635,118    $721,826      $2,727,234     $3,524,320
                                     ==========  ==========    ========      ==========     ==========
ACCUMULATION UNIT VALUE
    Lowest.......................... $    23.59  $    21.75    $   9.02      $    24.62     $    19.30
                                     ==========  ==========    ========      ==========     ==========
    Highest......................... $    27.42  $    25.28    $  10.49      $    25.97     $    20.36
                                     ==========  ==========    ========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              -------------------------------------------------------------------------
                                               THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                                               PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                                              (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------ ----------- ----------- ----------- ----------- ------------
                                                 ALGER        ALGER       ALGER       ALGER       ALGER       ALGER
                                                CAPITAL     GROWTH &    LARGE CAP    MID CAP    SMALL CAP    CAPITAL
                                              APPRECIATION   INCOME      GROWTH      GROWTH      GROWTH    APPRECIATION
                                              (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                              ------------ ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $    11,147  $  114,127  $    8,174  $       --  $       --   $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (168,823)    (73,088)    (75,532)   (156,103)    (83,239)    (42,158)
    Administrative expense...................     (12,724)     (5,637)     (5,804)    (11,536)     (6,696)     (2,931)
                                              -----------  ----------  ----------  ----------  ----------   ---------
    Net investment income (loss).............    (170,400)     35,402     (73,162)   (167,639)    (89,935)    (45,089)
                                              -----------  ----------  ----------  ----------  ----------   ---------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,594,408   1,302,921   1,433,258   2,456,488   1,266,408     938,303
    Cost of investments sold.................   1,689,723     923,370     948,204   2,168,010   1,073,525     668,519
                                              -----------  ----------  ----------  ----------  ----------   ---------
       Realized gains (losses) on fund
        shares...............................     904,685     379,551     485,054     288,478     192,883     269,784
Realized gain distributions..................   1,782,233          --     828,206          --     515,914     434,064
                                              -----------  ----------  ----------  ----------  ----------   ---------
    Net realized gains (losses)..............   2,686,918     379,551   1,313,260     288,478     708,797     703,848
Change in unrealized gains (losses)..........  (1,168,758)    115,344    (758,036)    543,122    (720,917)   (352,170)
                                              -----------  ----------  ----------  ----------  ----------   ---------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................   1,518,160     494,895     555,224     831,600     (12,120)    351,678
                                              -----------  ----------  ----------  ----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $ 1,347,760  $  530,297  $  482,062  $  663,961  $ (102,055)  $ 306,589
                                              ===========  ==========  ==========  ==========  ==========   =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              --------------------------------------------------------------------------
                                                                        DEUTSCHE    DEUTSCHE
                                                                        VARIABLE    VARIABLE
                                               THE ALGER    THE ALGER   INSURANCE   INSURANCE    DEUTSCHE     DEUTSCHE
                                              PORTFOLIOS   PORTFOLIOS     TRUST       TRUST      VARIABLE     VARIABLE
                                               (CLASS S)    (CLASS S)   FUNDS (A)   FUNDS (A)  SERIES I (D) SERIES I (D)
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                              -----------  ----------- ----------- ----------- ------------ ------------
                                                 ALGER        ALGER     DEUTSCHE    DEUTSCHE
                                               LARGE CAP     MID CAP   EQUITY 500   SMALL CAP    DEUTSCHE     DEUTSCHE
                                                GROWTH       GROWTH       INDEX       INDEX        BOND     CORE EQUITY
                                               (CLASS S)    (CLASS S)   VIP B (B)   VIP B (C)   VIP A (E)    VIP A (F)
                                              -----------  ----------- ----------- ----------- ------------ ------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $        --  $       --   $ 19,038    $  4,239     $131,992     $ 14,589
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............     (68,822)    (80,461)   (17,117)     (7,713)     (50,893)     (20,281)
    Administrative expense...................      (4,976)     (5,540)    (1,154)       (561)      (3,932)      (1,368)
                                              -----------  ----------   --------    --------     --------     --------
    Net investment income (loss).............     (73,798)    (86,001)       767      (4,035)      77,167       (7,060)
                                              -----------  ----------   --------    --------     --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   1,371,131   1,423,211    287,753     148,127      862,412      507,646
    Cost of investments sold.................     772,483   1,185,581    185,161     112,830      961,252      361,372
                                              -----------  ----------   --------    --------     --------     --------
       Realized gains (losses) on fund
        shares...............................     598,648     237,630    102,592      35,297      (98,840)     146,274
Realized gain distributions..................   1,004,319          --     39,197      32,284           --           --
                                              -----------  ----------   --------    --------     --------     --------
    Net realized gains (losses)..............   1,602,967     237,630    141,789      67,581      (98,840)     146,274
Change in unrealized gains (losses)..........  (1,123,944)    169,834    (21,694)    (47,917)     211,487       (9,651)
                                              -----------  ----------   --------    --------     --------     --------
    Net realized and change in unrealized
     gains (losses) on investments...........     479,023     407,464    120,095      19,664      112,647      136,623
                                              -----------  ----------   --------    --------     --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $   405,225  $  321,463   $120,862    $ 15,629     $189,814     $129,563
                                              ===========  ==========   ========    ========     ========     ========

--------
(a)Previously known as DWS Investments Variable Insurance Trust Funds
(b)Previously known as DWS Equity 500 Index VIP B
(c)Previously known as DWS Small Cap Index VIP B
(d)Previously known as DWS Variable Series I
(e)Previously known as DWS Bond VIP A
(f)Previously known as DWS Core Equity VIP A

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           DEUTSCHE     DEUTSCHE      DEUTSCHE      FEDERATED    FEDERATED   FEDERATED
                                           VARIABLE     VARIABLE      VARIABLE      INSURANCE    INSURANCE   INSURANCE
                                         SERIES I (D) SERIES I (D)  SERIES II (I)    SERIES       SERIES      SERIES
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------- ------------- ------------- ----------- -----------
                                           DEUTSCHE                   DEUTSCHE      FEDERATED    FEDERATED   FEDERATED
                                            GLOBAL      DEUTSCHE    GLOBAL INCOME FUND FOR U.S. HIGH INCOME   MANAGED
                                          SMALL CAP   INTERNATIONAL    BUILDER     GOVERNMENT      BOND     VOLATILITY
                                          VIP A (G)     VIP A (H)   VIP A II (J)  SECURITIES II   FUND II     FUND II
                                         ------------ ------------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   42,307    $  30,698     $ 104,886    $  272,132   $  657,580   $ 104,936
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (71,536)     (23,568)      (46,331)     (126,350)    (145,226)    (40,330)
    Administrative expense..............      (4,875)      (1,653)       (4,105)       (9,847)     (11,349)     (3,556)
                                          ----------    ---------     ---------    ----------   ----------   ---------
    Net investment income (loss)........     (34,104)       5,477        54,450       135,935      501,005      61,050
                                          ----------    ---------     ---------    ----------   ----------   ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   1,129,582      582,067       535,898     1,979,634    3,832,791     749,942
    Cost of investments sold............     984,486      635,356       457,050     2,040,887    3,757,997     656,823
                                          ----------    ---------     ---------    ----------   ----------   ---------
       Realized gains (losses) on
        fund shares.....................     145,096      (53,289)       78,848       (61,253)      74,794      93,119
Realized gain distributions.............     548,234           --       345,771            --           --     220,894
                                          ----------    ---------     ---------    ----------   ----------   ---------
    Net realized gains (losses).........     693,330      (53,289)      424,619       (61,253)      74,794     314,013
Change in unrealized gains (losses).....    (942,635)    (160,716)     (401,277)      205,665     (433,502)   (281,331)
                                          ----------    ---------     ---------    ----------   ----------   ---------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (249,305)    (214,005)       23,342       144,412     (358,708)     32,682
                                          ----------    ---------     ---------    ----------   ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $ (283,409)   $(208,528)    $  77,792    $  280,347   $  142,297   $  93,732
                                          ==========    =========     =========    ==========   ==========   =========

--------
(d)Previously known as DWS Variable Series I
(g)Previously known as DWS Global Small Cap Growth VIP A
(h)Previously known as DWS International VIP A
(i)Previously known as DWS Variable Series II
(j)Previously known as DWS Global Income Builder VIP A II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                 -----------------------------------------------------------------------------------
                                   FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                   VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                   INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                 PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------- ------------- ------------- ------------- ------------- -------------
                                      VIP                                                                   VIP
                                     ASSET          VIP           VIP           VIP           VIP          MONEY
                                    MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH       INDEX 500      MARKET
                                 ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................   $  66,554    $  342,301    $  479,605    $   30,093    $  394,028    $     1,599
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................     (60,696)     (528,272)     (232,988)     (226,443)     (366,848)      (217,902)
    Administrative
     expense....................      (5,886)      (42,103)      (21,945)      (19,573)      (27,922)       (17,178)
                                   ---------    ----------    ----------    ----------    ----------    -----------
    Net investment income
     (loss).....................         (28)     (228,074)      224,672      (215,923)         (742)      (233,481)
                                   ---------    ----------    ----------    ----------    ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     790,593     8,004,691     2,890,824     2,942,054     6,186,358     14,910,452
    Cost of investments
     sold.......................     667,822     5,573,022     2,606,690     1,803,675     4,229,720     14,910,452
                                   ---------    ----------    ----------    ----------    ----------    -----------
       Realized gains
        (losses) on fund
        shares..................     122,771     2,431,669       284,134     1,138,379     1,956,638             --
Realized gain distributions.....     219,067       718,162       238,633            --        21,871             --
                                   ---------    ----------    ----------    ----------    ----------    -----------
    Net realized gains
     (losses)...................     341,838     3,149,831       522,767     1,138,379     1,978,509             --
Change in unrealized gains
 (losses).......................    (134,775)      773,482       466,054       611,299       907,389             --
                                   ---------    ----------    ----------    ----------    ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................     207,063     3,923,313       988,821     1,749,678     2,885,898             --
                                   ---------    ----------    ----------    ----------    ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................   $ 207,035    $3,695,239    $1,213,493    $1,533,755    $2,885,156    $  (233,481)
                                   =========    ==========    ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             --------------------------------------------------------------------------------------
                                               FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ------------- ----------------- ----------------- ----------------- -----------------
                                                  VIP               VIP               VIP               VIP
                                  VIP        ASSET MANAGER      CONTRAFUND       EQUITY-INCOME        GROWTH
                               OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $  109,096       $  26,484        $  116,757        $  342,142        $       --
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........    (113,430)        (34,688)         (255,115)         (209,395)         (103,316)
    Administrative
     expense................      (8,823)         (2,349)          (17,507)          (14,294)           (7,153)
                              ----------       ---------        ----------        ----------        ----------
    Net investment
     income (loss)..........     (13,157)        (10,553)         (155,865)          118,453          (110,469)
                              ----------       ---------        ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................   1,251,919         725,342         5,014,771         3,924,850         1,760,546
    Cost of investments
     sold...................   1,115,017         607,172         3,817,944         3,547,474         1,000,517
                              ----------       ---------        ----------        ----------        ----------
       Realized gains
        (losses) on
        fund shares.........     136,902         118,170         1,196,827           377,376           760,029
Realized gain
 distributions..............       2,072         117,466           325,096           191,292                --
                              ----------       ---------        ----------        ----------        ----------
    Net realized gains
     (losses)...............     138,974         235,636         1,521,923           568,668           760,029
Change in unrealized gains
 (losses)...................    (932,683)       (130,041)          240,885           252,251           (15,951)
                              ----------       ---------        ----------        ----------        ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (793,709)        105,595         1,762,808           820,919           744,078
                              ----------       ---------        ----------        ----------        ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................  $ (806,866)      $  95,042        $1,606,943        $  939,372        $  633,609
                              ==========       =========        ==========        ==========        ==========

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                               PRODUCTS FUND
                             (SERVICE CLASS 2)
                                SUB-ACCOUNT
                             -----------------
                                    VIP
                                 INDEX 500
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  270,011
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (294,748)
    Administrative
     expense................       (20,160)
                                ----------
    Net investment
     income (loss)..........       (44,897)
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     5,644,608
    Cost of investments
     sold...................     3,865,714
                                ----------
       Realized gains
        (losses) on
        fund shares.........     1,778,894
Realized gain
 distributions..............        16,988
                                ----------
    Net realized gains
     (losses)...............     1,795,882
Change in unrealized gains
 (losses)...................       387,688
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............     2,183,570
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $2,138,673
                                ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------------
                                    FIDELITY          FIDELITY          FIDELITY
                                    VARIABLE          VARIABLE          VARIABLE      GOLDMAN SACHS GOLDMAN SACHS
                                    INSURANCE         INSURANCE         INSURANCE       VARIABLE      VARIABLE      INVESCO
                                  PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE     INSURANCE    INVESTMENT
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     TRUST         TRUST       SERVICES
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                ----------------- ----------------- ----------------- ------------- ------------- ------------
                                                                                           VIT           VIT
                                 VIP INVESTMENT       VIP MONEY            VIP          SMALL CAP     STRATEGIC   INVESCO V.I.
                                   GRADE BOND          MARKET           OVERSEAS         EQUITY     INTERNATIONAL   AMERICAN
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSIGHTS (K)     EQUITY      FRANCHISE
                                ----------------- ----------------- ----------------- ------------- ------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  294,549        $     2,021       $   150,987      $  6,364      $ 25,958      $    123
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................      (247,925)          (297,519)         (217,808)      (11,662)      (10,725)       (5,339)
    Administrative
     expense...................       (17,124)           (20,369)          (15,034)         (853)         (789)         (357)
                                   ----------        -----------       -----------      --------      --------      --------
    Net investment income
     (loss)....................        29,500           (315,867)          (81,855)       (6,151)       14,444        (5,573)
                                   ----------        -----------       -----------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     5,500,362         10,275,766         3,859,920       113,864       171,605       155,955
    Cost of investments
     sold......................     5,498,841         10,275,766         3,430,181        87,547       157,741       114,233
                                   ----------        -----------       -----------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares.................         1,521                 --           429,739        26,317        13,864        41,722
Realized gain distributions....         7,178                 --             4,103       119,506            --            --
                                   ----------        -----------       -----------      --------      --------      --------
    Net realized gains
     (losses)..................         8,699                 --           433,842       145,823        13,864        41,722
Change in unrealized gains
 (losses)......................       657,633                 --        (1,862,720)      (97,076)      (93,100)      (16,216)
                                   ----------        -----------       -----------      --------      --------      --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............       666,332                 --        (1,428,878)       48,747       (79,236)       25,506
                                   ----------        -----------       -----------      --------      --------      --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $  695,832        $  (315,867)      $(1,510,733)     $ 42,596      $(64,792)     $ 19,933
                                   ==========        ===========       ===========      ========      ========      ========

--------
(k)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              -------------------------------------------------------------------------------
                                                                                        INVESCO      INVESCO       INVESCO
                                                INVESCO      INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT
                                               INVESTMENT   INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES
                                                SERVICES     SERVICES     SERVICES    (SERIES II)  (SERIES II)   (SERIES II)
                                              SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------ ------------ ------------- ------------ ------------ -------------
                                              INVESCO V.I.              INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                AMERICAN   INVESCO V.I.     VALUE       AMERICAN       CORE      GOVERNMENT
                                                 VALUE      HIGH YIELD  OPPORTUNITIES FRANCHISE II  EQUITY II   SECURITIES II
                                              ------------ ------------ ------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   65,614    $ 64,366    $   71,904     $     --    $   22,560    $ 99,072
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (208,920)    (20,291)      (78,781)     (14,716)      (51,951)    (51,850)
    Administrative expense...................     (15,178)     (1,469)       (5,481)      (1,007)       (3,619)     (3,550)
                                               ----------    --------    ----------     --------    ----------    --------
    Net investment income (loss).............    (158,484)     42,606       (12,358)     (15,723)      (33,010)     43,672
                                               ----------    --------    ----------     --------    ----------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   3,643,800     313,849     1,899,639      398,927     1,226,513     654,105
    Cost of investments sold.................   2,643,916     288,251     1,611,542      289,098       776,180     664,118
                                               ----------    --------    ----------     --------    ----------    --------
       Realized gains (losses) on fund
        shares...............................     999,884      25,598       288,097      109,829       450,333     (10,013)
Realized gain distributions..................   1,171,390          --            --           --        16,056          --
                                               ----------    --------    ----------     --------    ----------    --------
    Net realized gains (losses)..............   2,171,274      25,598       288,097      109,829       466,389     (10,013)
Change in unrealized gains (losses)..........    (860,926)    (60,197)      (15,577)     (29,796)     (206,162)     46,251
                                               ----------    --------    ----------     --------    ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................   1,310,348     (34,599)      272,520       80,033       260,227      36,238
                                               ----------    --------    ----------     --------    ----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $1,151,864    $  8,007    $  260,162     $ 64,310    $  227,217    $ 79,910
                                               ==========    ========    ==========     ========    ==========    ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ----------------------------------------------------------------------------------
                                        INVESCO      INVESCO      INVESCO        INVESCO
                                       INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT     J.P. MORGAN
                                        SERVICES     SERVICES     SERVICES       SERVICES         SERIES     JANUS ASPEN
                                      (SERIES II)  (SERIES II)  (SERIES II)    (SERIES II)       TRUST II      SERIES
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------ ------------ ---------------- -------------- -----------
                                      INVESCO V.I. INVESCO V.I. INVESCO V.I.   INVESCO V.I.   J.P. MORGAN IT
                                       GROWTH AND  MID CAP CORE   MID CAP         VALUE         SMALL CAP
                                       INCOME II    EQUITY II    GROWTH II   OPPORTUNITIES II CORE PORTFOLIO  BALANCED
                                      ------------ ------------ ------------ ---------------- -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   306,985   $       --   $       --     $   37,807       $  1,660    $  426,790
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (312,558)     (91,794)     (69,464)       (49,181)       (16,198)     (332,192)
    Administrative expense...........     (21,838)      (6,309)      (4,881)        (3,395)        (1,158)      (28,084)
                                      -----------   ----------   ----------     ----------       --------    ----------
    Net investment income
     (loss)..........................     (27,411)     (98,103)     (74,345)       (14,769)       (15,696)       66,514
                                      -----------   ----------   ----------     ----------       --------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   6,277,064    1,903,040    1,624,585      1,250,779        222,756     4,228,128
    Cost of investments sold.........   4,431,440    1,549,632    1,184,901      1,017,105        144,350     3,506,887
                                      -----------   ----------   ----------     ----------       --------    ----------
       Realized gains (losses)
        on fund shares...............   1,845,624      353,408      439,684        233,674         78,406       721,241
Realized gain distributions..........   2,398,608      651,593           --             --         95,095       651,368
                                      -----------   ----------   ----------     ----------       --------    ----------
    Net realized gains (losses)......   4,244,232    1,005,001      439,684        233,674        173,501     1,372,609
Change in unrealized gains
 (losses)............................  (2,515,176)    (732,028)     (94,442)       (60,647)       (72,962)      209,963
                                      -----------   ----------   ----------     ----------       --------    ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   1,729,056      272,973      345,242        173,027        100,539     1,582,572
                                      -----------   ----------   ----------     ----------       --------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 1,701,645   $  174,870   $  270,897     $  158,258       $ 84,843    $1,649,086
                                      ===========   ==========   ==========     ==========       ========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ----------------------------------------------------------------------------
                                                                                                       JANUS ASPEN
                                         JANUS ASPEN JANUS ASPEN JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                                           SERIES      SERIES      SERIES      SERIES      SERIES    (SERVICE SHARES)
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- ----------------
                                                      FLEXIBLE      FORTY      GLOBAL       JANUS        BALANCED
                                         ENTERPRISE     BOND      PORTFOLIO   RESEARCH    PORTFOLIO  (SERVICE SHARES)
                                         ----------- ----------- ----------- ----------- ----------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $   22,808  $  315,430   $   3,716  $  125,729  $   40,779     $   84,693
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (192,067)   (132,149)    (32,972)   (155,698)   (146,668)       (82,902)
    Administrative expense..............    (17,020)    (10,081)     (2,317)    (14,665)    (14,078)        (5,722)
                                         ----------  ----------   ---------  ----------  ----------     ----------
    Net investment income (loss)........   (186,279)    173,200     (31,573)    (44,634)   (119,967)        (3,931)
                                         ----------  ----------   ---------  ----------  ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................  2,078,153   2,145,111     520,752   1,929,550   1,935,905      1,417,188
    Cost of investments sold............  1,247,436   2,150,413     361,227   1,454,347   1,394,670      1,201,311
                                         ----------  ----------   ---------  ----------  ----------     ----------
       Realized gains (losses) on
        fund shares.....................    830,717      (5,302)    159,525     475,203     541,235        215,877
Realized gain distributions.............    975,955          --     687,758          --     802,262        143,276
                                         ----------  ----------   ---------  ----------  ----------     ----------
    Net realized gains (losses).........  1,806,672      (5,302)    847,283     475,203   1,343,497        359,153
Change in unrealized gains (losses).....   (135,825)    151,785    (670,315)    236,833     (30,400)         6,127
                                         ----------  ----------   ---------  ----------  ----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................  1,670,847     146,483     176,968     712,036   1,313,097        365,280
                                         ----------  ----------   ---------  ----------  ----------     ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................. $1,484,568  $  319,683   $ 145,395  $  667,402  $1,193,130     $  361,349
                                         ==========  ==========   =========  ==========  ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------------
                                  JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                                     SERIES           SERIES           SERIES           SERIES       RETIREMENT   RETIREMENT
                                (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                                                       PERKINS
                                                                                    MID CAP VALUE     EMERGING
                                FORTY PORTFOLIO  GLOBAL RESEARCH      OVERSEAS        PORTFOLIO       MARKETS    INTERNATIONAL
                                (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                                ---------------- ---------------- ---------------- ---------------- ------------ -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $       976        $  6,405        $  127,677       $  114,816     $   38,598    $  6,965
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................       (47,243)         (9,687)          (61,206)        (139,383)       (40,146)     (7,262)
    Administrative
     expense...................        (3,144)           (686)           (4,435)          (9,440)        (2,886)       (530)
                                  -----------        --------        ----------       ----------     ----------    --------
    Net investment income
     (loss)....................       (49,411)         (3,968)           62,036          (34,007)        (4,434)       (827)
                                  -----------        --------        ----------       ----------     ----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     1,224,895         169,888         1,266,814        2,540,974      1,220,837     187,346
    Cost of investments
     sold......................       949,847         114,770         1,523,064        2,055,726      1,011,949     156,022
                                  -----------        --------        ----------       ----------     ----------    --------
       Realized gains
        (losses) on fund
        shares.................       275,048          55,118          (256,250)         485,248        208,888      31,324
Realized gain distributions....       963,509              --           431,336          913,873         21,700          --
                                  -----------        --------        ----------       ----------     ----------    --------
    Net realized gains
     (losses)..................     1,238,557          55,118           175,086        1,399,121        230,588      31,324
Change in unrealized gains
 (losses)......................    (1,021,115)        (14,438)         (783,767)        (761,587)      (319,621)    (55,842)
                                  -----------        --------        ----------       ----------     ----------    --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............       217,442          40,680          (608,681)         637,534        (89,033)    (24,518)
                                  -----------        --------        ----------       ----------     ----------    --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $   168,031        $ 36,712        $ (546,645)      $  603,527     $  (93,467)   $(25,345)
                                  ===========        ========        ==========       ==========     ==========    ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ------------------------------------------------------------------------------------------------
                                     LEGG MASON          LEGG MASON       LEGG MASON
                                      PARTNERS            PARTNERS         PARTNERS      MFS VARIABLE MFS VARIABLE  MFS VARIABLE
                                      VARIABLE            VARIABLE         VARIABLE       INSURANCE     INSURANCE    INSURANCE
                                    EQUITY TRUST      EQUITY TRUST (L)   INCOME TRUST       TRUST         TRUST        TRUST
                                     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                --------------------- ---------------- ----------------- ------------ ------------- ------------
                                                        CLEARBRIDGE
                                     CLEARBRIDGE          VARIABLE       WESTERN ASSET
                                      VARIABLE           LARGE CAP      VARIABLE GLOBAL
                                    ALL CAP VALUE          VALUE          HIGH YIELD                  MFS INVESTORS   MFS NEW
                                PORTFOLIO I (M)(N)(O) PORTFOLIO I (N)  BOND PORTFOLIO II  MFS GROWTH      TRUST      DISCOVERY
                                --------------------- ---------------- ----------------- ------------ ------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $   594,226         $  152,507       $  597,209      $   2,902     $  14,927   $        --
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................          (44,074)           (86,786)        (149,294)       (40,687)      (22,802)      (95,440)
    Administrative
     expense...................           (3,084)            (6,104)         (10,290)        (2,863)       (1,594)       (6,450)
                                     -----------         ----------       ----------      ---------     ---------   -----------
    Net investment income
     (loss)....................          547,068             59,617          437,625        (40,648)       (9,469)     (101,890)
                                     -----------         ----------       ----------      ---------     ---------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        3,856,100          1,807,431        3,299,923        761,564       374,040     1,738,266
    Cost of investments
     sold......................        5,634,931          1,385,904        3,290,966        462,556       246,533     1,380,803
                                     -----------         ----------       ----------      ---------     ---------   -----------
       Realized gains
        (losses) on fund
        shares.................       (1,778,831)           421,527            8,957        299,008       127,507       357,463
Realized gain distributions....        1,820,299            593,528               --        185,167       122,003     1,248,528
                                     -----------         ----------       ----------      ---------     ---------   -----------
    Net realized gains
     (losses)..................           41,468          1,015,055            8,957        484,175       249,510     1,605,991
Change in unrealized gains
 (losses)......................         (368,135)          (560,762)        (655,823)      (251,998)     (101,735)   (2,154,669)
                                     -----------         ----------       ----------      ---------     ---------   -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............         (326,667)           454,293         (646,866)       232,177       147,775      (548,678)
                                     -----------         ----------       ----------      ---------     ---------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................      $   220,401         $  513,910       $ (209,241)     $ 191,529     $ 138,306   $  (650,568)
                                     ===========         ==========       ==========      =========     =========   ===========

--------
(l)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(m)Previously known as ClearBridge Variable Fundamental All Cap Value Portfolio
   I
(n)On December 5, 2014, Clearbridge Variable All Cap Value Portfolio I merged into Clearbridge Variable Large Cap Value Portfolio I
(o)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------------
                                                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE    INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE    INSURANCE        TRUST           TRUST           TRUST           TRUST
                                         TRUST        TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------ --------------- --------------- --------------- ---------------
                                                                      MFS        MFS INVESTORS   MFS INVESTORS      MFS NEW
                                          MFS       MFS TOTAL     HIGH YIELD     GROWTH STOCK        TRUST         DISCOVERY
                                        RESEARCH      RETURN    (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   15,132   $  214,197    $  197,171      $   17,423       $   9,149      $        --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (26,886)    (161,059)      (59,031)        (93,484)        (18,924)         (60,549)
    Administrative expense...........      (1,907)     (11,286)       (4,025)         (6,412)         (1,258)          (4,313)
                                       ----------   ----------    ----------      ----------       ---------      -----------
    Net investment income
     (loss)..........................     (13,661)      41,852       134,115         (82,473)        (11,033)         (64,862)
                                       ----------   ----------    ----------      ----------       ---------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,025,448    2,947,778     1,408,674       2,088,943         378,794        1,529,473
    Cost of investments sold.........     687,914    2,380,899     1,366,770       1,370,520         253,143        1,270,454
                                       ----------   ----------    ----------      ----------       ---------      -----------
       Realized gains (losses)
        on fund shares...............     337,534      566,879        41,904         718,423         125,651          259,019
Realized gain distributions..........     137,307      298,125            --         351,898          92,943          847,171
                                       ----------   ----------    ----------      ----------       ---------      -----------
    Net realized gains
     (losses)........................     474,841      865,004        41,904       1,070,321         218,594        1,106,190
Change in unrealized gains
 (losses)............................    (301,485)    (159,282)     (119,339)       (440,702)       (108,241)      (1,469,866)
                                       ----------   ----------    ----------      ----------       ---------      -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     173,356      705,722       (77,435)        629,619         110,353         (363,676)
                                       ----------   ----------    ----------      ----------       ---------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  159,695   $  747,574    $   56,680      $  547,146       $  99,320      $  (428,538)
                                       ==========   ==========    ==========      ==========       =========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------------
                                                                                  OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE      VARIABLE        VARIABLE        VARIABLE
                                   INSURANCE       INSURANCE       INSURANCE     ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                                     TRUST           TRUST           TRUST      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))         ("SS"))
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                  OPPENHEIMER                     OPPENHEIMER
                                   MFS TOTAL                                       DISCOVERY                      MAIN STREET
                                    RETURN       MFS UTILITIES     MFS VALUE        MID CAP       OPPENHEIMER      SMALL CAP
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)   GROWTH (SS)     GLOBAL (SS)        (SS)
                                --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   98,620       $ 51,911        $  32,902       $      --      $   56,303      $   148,269
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................      (89,723)       (37,428)         (37,182)        (27,907)        (94,848)        (341,131)
    Administrative
     expense...................       (6,080)        (2,675)          (2,563)         (1,907)         (6,457)         (23,402)
                                  ----------       --------        ---------       ---------      ----------      -----------
    Net investment income
     (loss)....................        2,817         11,808           (6,843)        (29,814)        (45,002)        (216,264)
                                  ----------       --------        ---------       ---------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,753,552        890,552          867,888         825,554       2,170,767        6,892,964
    Cost of investments
     sold......................    2,314,593        675,507          591,816         564,055       1,609,592        4,549,461
                                  ----------       --------        ---------       ---------      ----------      -----------
       Realized gains
        (losses) on fund
        shares.................      438,959        215,045          276,072         261,499         561,175        2,343,503
Realized gain distributions....      152,478        100,058           77,196              --         296,241        3,290,844
                                  ----------       --------        ---------       ---------      ----------      -----------
    Net realized gains
     (losses)..................      591,437        315,103          353,268         261,499         857,416        5,634,347
Change in unrealized gains
 (losses)......................     (234,970)       (67,188)        (148,938)       (185,868)       (771,371)      (3,332,514)
                                  ----------       --------        ---------       ---------      ----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      356,467        247,915          204,330          75,631          86,045        2,301,833
                                  ----------       --------        ---------       ---------      ----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  359,284       $259,723        $ 197,487       $  45,817      $   41,043      $ 2,085,569
                                  ==========       ========        =========       =========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                         PANORAMA SERIES    PIMCO        PIMCO        PIMCO       PIMCO
                                           FUND, INC.      VARIABLE    VARIABLE     VARIABLE     VARIABLE     PUTNAM
                                         (SERVICE SHARES  INSURANCE    INSURANCE    INSURANCE   INSURANCE    VARIABLE
                                             ("SS"))        TRUST        TRUST        TRUST       TRUST        TRUST
                                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         --------------- ------------ -----------  ----------- ------------ -----------
                                           OPPENHEIMER   FOREIGN BOND
                                          INTERNATIONAL  (US DOLLAR-     MONEY      PIMCO VIT   PIMCO VIT       VT
                                           GROWTH (SS)     HEDGED)      MARKET     REAL RETURN TOTAL RETURN HIGH YIELD
                                         --------------- ------------ -----------  ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  15,385     $  224,183  $     1,335  $  192,004  $   992,652   $ 163,915
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (22,579)      (173,993)    (286,696)   (202,799)    (664,052)    (34,306)
    Administrative expense..............       (2,069)       (12,568)     (19,538)    (13,635)     (48,156)     (2,452)
                                            ---------     ----------  -----------  ----------  -----------   ---------
    Net investment income (loss)........       (9,263)        37,622     (304,899)    (24,430)     280,444     127,157
                                            ---------     ----------  -----------  ----------  -----------   ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      348,927      3,997,409   11,422,327   4,164,662   14,774,497     941,955
    Cost of investments sold............      232,847      3,927,148   11,422,327   4,165,363   14,238,990     928,860
                                            ---------     ----------  -----------  ----------  -----------   ---------
       Realized gains (losses) on
        fund shares.....................      116,080         70,261           --        (701)     535,507      13,095
Realized gain distributions.............       32,805         73,396          150          --           --          --
                                            ---------     ----------  -----------  ----------  -----------   ---------
    Net realized gains (losses).........      148,885        143,657          150        (701)     535,507      13,095
Change in unrealized gains
 (losses)...............................     (283,324)       931,841           --     316,723      490,178    (120,805)
                                            ---------     ----------  -----------  ----------  -----------   ---------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     (134,439)     1,075,498          150     316,022    1,025,685    (107,710)
                                            ---------     ----------  -----------  ----------  -----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(143,702)    $1,113,120  $  (304,749) $  291,592  $ 1,306,129   $  19,447
                                            =========     ==========  ===========  ==========  ===========   =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------
                                                                               T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                                    PUTNAM          RYDEX           RYDEX         EQUITY        EQUITY        EQUITY
                                VARIABLE TRUST  VARIABLE TRUST  VARIABLE TRUST SERIES, INC.  SERIES, INC.  SERIES, INC.
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -------------- ---------------- -------------- ------------- ------------- -------------
                                      VT        GUGGENHEIM VIF                               T. ROWE PRICE T. ROWE PRICE
                                INTERNATIONAL        LONG         RYDEX VIF    T. ROWE PRICE    MID-CAP     NEW AMERICA
                                    VALUE      SHORT EQUITY (P) NASDAQ-100 (Q) EQUITY INCOME    GROWTH        GROWTH
                                -------------- ---------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  34,690        $     --        $     --     $  212,483    $       --     $      --
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................     (34,026)        (23,382)        (13,669)      (182,833)     (160,997)      (41,231)
    Administrative
     expense...................      (2,533)         (1,621)           (945)       (12,421)      (11,007)       (2,943)
                                  ---------        --------        --------     ----------    ----------     ---------
    Net investment income
     (loss)....................      (1,869)        (25,003)        (14,614)        17,229      (172,004)      (44,174)
                                  ---------        --------        --------     ----------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     848,206         734,072         179,339      3,069,908     1,892,286       432,054
    Cost of investments
     sold......................     958,874         629,642          85,072      2,229,345     1,332,938       336,717
                                  ---------        --------        --------     ----------    ----------     ---------
       Realized gains
        (losses) on fund
        shares.................    (110,668)        104,430          94,267        840,563       559,348        95,337
Realized gain
 distributions.................          --              --          58,453             --     1,171,157       427,997
                                  ---------        --------        --------     ----------    ----------     ---------
    Net realized gains
     (losses)..................    (110,668)        104,430         152,720        840,563     1,730,505       523,334
Change in unrealized gains
 (losses)......................    (120,391)        (78,242)         (1,016)      (188,611)     (376,484)     (258,417)
                                  ---------        --------        --------     ----------    ----------     ---------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............    (231,059)         26,188         151,704        651,952     1,354,021       264,917
                                  ---------        --------        --------     ----------    ----------     ---------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................   $(232,928)       $  1,185        $137,090     $  669,181    $1,182,017     $ 220,743
                                  =========        ========        ========     ==========    ==========     =========

--------
(p)Previously known as Guggenheim VT US Long Short Equity
(q)Previously known as Rydex VT NASDAQ 100 Strategy Fund

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------------------
                                                                                                                   THE UNIVERSAL
                                          T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL
                                             EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.
                                         SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.   (CLASS II)
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         --------------- --------------- ------------- ------------- ------------- -------------
                                          T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE                VAN KAMPEN    VAN KAMPEN
                                            BLUE CHIP        EQUITY      INTERNATIONAL  VAN KAMPEN    UIF MID CAP   UIF GROWTH
                                            GROWTH II       INCOME II        STOCK      UIF GROWTH      GROWTH      (CLASS II)
                                         --------------- --------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $        --     $  286,391     $   35,121    $        --    $      --     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (232,168)      (284,295)       (56,565)      (123,732)     (24,503)      (24,756)
    Administrative expense..............       (16,068)       (19,515)        (3,908)        (8,741)      (1,803)       (1,729)
                                           -----------     ----------     ----------    -----------    ---------     ---------
    Net investment income
     (loss).............................      (248,236)       (17,419)       (25,352)      (132,473)     (26,306)      (26,485)
                                           -----------     ----------     ----------    -----------    ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     6,576,156      6,305,800      1,408,214      1,977,590      469,535       566,799
    Cost of investments sold............     3,615,421      4,611,338      1,197,120        981,419      358,636       360,568
                                           -----------     ----------     ----------    -----------    ---------     ---------
       Realized gains (losses) on
        fund shares.....................     2,960,735      1,694,462        211,094        996,171      110,899       206,231
Realized gain distributions.............            --             --         18,593        596,331      247,865       114,394
                                           -----------     ----------     ----------    -----------    ---------     ---------
    Net realized gains (losses).........     2,960,735      1,694,462        229,687      1,592,502      358,764       320,625
Change in unrealized gains
 (losses)...............................    (1,628,765)      (683,747)      (299,055)    (1,068,896)    (325,612)     (237,402)
                                           -----------     ----------     ----------    -----------    ---------     ---------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     1,331,970      1,010,715        (69,368)       523,606       33,152        83,223
                                           -----------     ----------     ----------    -----------    ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 1,083,734     $  993,296     $  (94,720)   $   391,133    $   6,846     $  56,738
                                           ===========     ==========     ==========    ===========    =========     =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ---------------------------------------------------------------------------------
                                      THE UNIVERSAL   VAN ECK     VAN ECK      VAN ECK
                                      INSTITUTIONAL  WORLDWIDE   WORLDWIDE    WORLDWIDE
                                       FUNDS, INC.   INSURANCE   INSURANCE    INSURANCE    WELLS FARGO    WELLS FARGO
                                       (CLASS II)      TRUST       TRUST        TRUST     VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ----------- ----------- ------------- -------------- --------------
                                       VAN KAMPEN
                                        UIF U.S.    VAN ECK VIP VAN ECK VIP  VAN ECK VIP   WELLS FARGO    WELLS FARGO
                                       REAL ESTATE   EMERGING   GLOBAL HARD MULTI-MANAGER  ADVANTAGE VT   ADVANTAGE VT
                                       (CLASS II)     MARKETS     ASSETS    ALTERNATIVES    DISCOVERY     OPPORTUNITY
                                      ------------- ----------- ----------- ------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  136,032   $   19,341  $    4,165    $     --     $        --     $    3,067
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (170,730)     (48,842)    (65,774)    (12,991)        (70,536)       (78,806)
    Administrative expense...........     (11,523)      (3,344)     (4,306)       (898)         (4,743)        (5,453)
                                       ----------   ----------  ----------    --------     -----------     ----------
    Net investment income
     (loss)..........................     (46,221)     (32,845)    (65,915)    (13,889)        (75,279)       (81,192)
                                       ----------   ----------  ----------    --------     -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   4,698,118    1,298,341   1,258,633     328,173       2,588,420      1,529,985
    Cost of investments sold.........   3,953,290    1,364,500   1,181,543     317,168       1,858,242      1,121,663
                                       ----------   ----------  ----------    --------     -----------     ----------
       Realized gains (losses)
        on fund shares...............     744,828      (66,159)     77,090      11,005         730,178        408,322
Realized gain distributions..........          --      441,540          --      13,515         664,679             --
                                       ----------   ----------  ----------    --------     -----------     ----------
    Net realized gains (losses)......     744,828      375,381      77,090      24,520       1,394,857        408,322
Change in unrealized gains
 (losses)............................   2,105,612     (388,151)   (775,724)    (33,805)     (1,457,961)       119,888
                                       ----------   ----------  ----------    --------     -----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   2,850,440      (12,770)   (698,634)     (9,285)        (63,104)       528,210
                                       ----------   ----------  ----------    --------     -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $2,804,219   $  (45,615) $ (764,549)   $(23,174)    $  (138,383)    $  447,018
                                       ==========   ==========  ==========    ========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                  THE ALGER                THE ALGER               THE ALGER
                                           PORTFOLIOS (CLASS 1-2)   PORTFOLIOS (CLASS 1-2)  PORTFOLIOS (CLASS 1-2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                    ALGER                    ALGER                   ALGER
                                            CAPITAL APPRECIATION        GROWTH & INCOME        LARGE CAP GROWTH
                                                 (CLASS 1-2)              (CLASS 1-2)             (CLASS 1-2)
                                          ------------------------  ----------------------  ----------------------
                                              2014         2013        2014        2013        2014        2013
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (170,400) $  (121,084) $   35,402  $   22,529  $  (73,162) $  (37,366)
Net realized gains (losses)..............   2,686,918    2,182,864     379,551     235,314   1,313,260     231,559
Change in unrealized gains (losses)......  (1,168,758)     970,841     115,344   1,018,398    (758,036)  1,269,357
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,347,760    3,032,621     530,297   1,276,241     482,062   1,463,550
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      52,984       76,134      37,478      41,475     274,239      29,530
Benefit payments.........................    (121,131)     (83,941)    (52,693)    (62,555)   (128,525)    (73,882)
Payments on termination..................  (1,562,179)  (1,357,810)   (724,072)   (687,153)   (722,092)   (596,569)
Loans--net...............................       4,821        4,618        (940)      2,056         856       2,670
Contract Maintenance Charge..............      (7,098)      (7,474)     (3,498)     (3,845)     (4,362)     (4,749)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     356,729    1,009,023     (99,814)   (169,609)    (51,196)   (159,490)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,275,874)    (359,450)   (843,539)   (879,631)   (631,080)   (802,490)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      71,886    2,673,171    (313,242)    396,610    (149,018)    661,060
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,050,853    9,377,682   5,408,865   5,012,255   5,436,591   4,775,531
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $12,122,739  $12,050,853  $5,095,623  $5,408,865  $5,287,573  $5,436,591
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     577,284      577,104     357,789     429,363     373,948     442,289
       Units issued......................     101,007      143,132      28,102      32,831      72,012      11,422
       Units redeemed....................    (163,131)    (142,952)    (89,790)   (104,405)   (102,010)    (79,763)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     515,160      577,284     296,101     357,789     343,950     373,948
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                                THE ALGER                THE ALGER                THE ALGER
                                         PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS S)
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  -----------------------  -----------------------
                                                  ALGER                    ALGER                    ALGER
                                             MID CAP GROWTH           SMALL CAP GROWTH       CAPITAL APPRECIATION
                                               (CLASS 1-2)              (CLASS 1-2)               (CLASS S)
                                        ------------------------  -----------------------  -----------------------
                                            2014         2013         2014        2013        2014         2013
                                        -----------  -----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (167,639) $  (133,326) $   (89,935) $  (96,729) $  (45,089) $   (53,920)
Net realized gains (losses)............     288,478     (154,615)     708,797   1,249,024     703,848      977,474
Change in unrealized gains
 (losses)..............................     543,122    3,441,580     (720,917)    644,139    (352,170)      79,740
                                        -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations............................     663,961    3,153,639     (102,055)  1,796,434     306,589    1,003,294
                                        -----------  -----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      62,228       84,441       37,969      49,448      21,117        8,104
Benefit payments.......................     (72,386)    (100,159)     (41,627)    (30,339)    (15,633)     (28,227)
Payments on termination................  (1,614,354)  (1,594,627)    (787,085)   (907,075)   (676,784)    (909,631)
Loans--net.............................         445           99          491         480          50           50
Contract Maintenance Charge............      (7,392)      (8,207)      (3,684)     (4,269)     (1,604)      (2,064)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (540,687)    (215,874)    (186,393)      5,059     222,039     (985,786)
                                        -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (2,172,146)  (1,834,327)    (980,329)   (886,696)   (450,815)  (1,917,554)
                                        -----------  -----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (1,508,185)   1,319,312   (1,082,384)    909,738    (144,226)    (914,260)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  11,544,163   10,224,851    6,666,133   5,756,395   3,082,503    3,996,763
                                        -----------  -----------  -----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $10,035,978  $11,544,163  $ 5,583,749  $6,666,133  $2,938,277  $ 3,082,503
                                        ===========  ===========  ===========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     606,761      718,783      411,097     479,308     129,994      222,985
       Units issued....................      19,736       25,001       30,332      65,204      20,716       25,205
       Units redeemed..................    (136,948)    (137,023)     (93,465)   (133,415)    (40,024)    (118,196)
                                        -----------  -----------  -----------  ----------  ----------  -----------
    Units outstanding at end of
     period............................     489,549      606,761      347,964     411,097     110,686      129,994
                                        ===========  ===========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                                                                     DEUTSCHE
                                                  THE ALGER                 THE ALGER           VARIABLE INSURANCE
                                            PORTFOLIOS (CLASS S)      PORTFOLIOS (CLASS S)        TRUST FUNDS (A)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                    ALGER                     ALGER                  DEUTSCHE
                                              LARGE CAP GROWTH           MID CAP GROWTH             EQUITY 500
                                                  (CLASS S)                 (CLASS S)             INDEX VIP B (B)
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (73,798) $   (66,696) $   (86,001) $   (95,000) $      767  $   (1,210)
Net realized gains (losses)..............   1,602,967      515,316      237,630       24,192     141,789     245,814
Change in unrealized gains (losses)......  (1,123,944)   1,000,780      169,834    1,802,886     (21,694)    124,622
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     405,225    1,449,400      321,463    1,732,078     120,862     369,226
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,479       18,510       24,843       34,881          29       4,108
Benefit payments.........................      (9,085)     (59,263)     (66,697)     (42,645)     (5,790)         --
Payments on termination..................  (1,166,061)  (1,073,881)    (995,873)  (1,205,601)   (205,552)   (611,879)
Loans--net...............................          --          180           --           --       1,471       1,446
Contract Maintenance Charge..............      (3,042)      (3,535)      (4,188)      (5,107)         --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,961,988     (153,550)    (210,931)    (374,584)    (48,018)   (103,780)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................     802,279   (1,271,539)  (1,252,846)  (1,593,056)   (257,860)   (710,105)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,207,504      177,861     (931,383)     139,022    (136,998)   (340,879)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,173,804    4,995,943    5,989,945    5,850,923   1,217,776   1,558,655
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,381,308  $ 5,173,804  $ 5,058,562  $ 5,989,945  $1,080,778  $1,217,776
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     295,223      380,172      384,687      501,229      60,716     100,081
       Units issued......................     118,502       29,713        9,784       40,641         661       1,985
       Units redeemed....................     (74,651)    (114,662)     (87,841)    (157,183)    (12,876)    (41,350)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     339,074      295,223      306,630      384,687      48,501      60,716
                                          ===========  ===========  ===========  ===========  ==========  ==========

--------
(a)Previously known as DWS Investments Variable Insurance Trust Funds
(b)Previously known as DWS Equity 500 Index VIP B

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ---------------------------------------------------------------------
                                             DEUTSCHE VARIABLE
                                                 INSURANCE          DEUTSCHE VARIABLE       DEUTSCHE VARIABLE
                                              TRUST FUNDS (A)         SERIES I (D)            SERIES I (D)
                                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           --------------------  ----------------------  ----------------------
                                            DEUTSCHE SMALL CAP          DEUTSCHE                DEUTSCHE
                                              INDEX VIP B (C)        BOND VIP A (E)       CORE EQUITY VIP A (F)
                                           --------------------  ----------------------  ----------------------
                                              2014       2013       2014        2013        2014        2013
                                           ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (4,035) $    (254) $   77,167  $   95,907  $   (7,060) $   (1,588)
Net realized gains (losses)...............    67,581     68,872     (98,840)    (96,782)    146,274      50,767
Change in unrealized gains (losses).......   (47,917)   123,152     211,487    (196,850)     (9,651)    304,669
                                           ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    15,629    191,770     189,814    (197,725)    129,563     353,848
                                           ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --         --      23,395      27,609      10,202       6,728
Benefit payments..........................   (47,955)        --    (152,344)    (11,530)    (75,996)     (1,674)
Payments on termination...................   (91,968)  (113,563)   (411,373)   (591,915)   (163,809)    (53,371)
Loans--net................................        --         --          --         (70)         78          75
Contract Maintenance Charge...............        --         --      (2,416)     (2,910)       (683)       (691)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    35,555    (64,982)   (215,059)    (13,286)     79,598      32,725
                                           ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (104,368)  (178,545)   (757,797)   (592,102)   (150,610)    (16,208)
                                           ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (88,739)    13,225    (567,983)   (789,827)    (21,047)    337,640
NET ASSETS AT BEGINNING OF
 PERIOD...................................   605,590    592,365   3,842,965   4,632,792   1,357,102   1,019,462
                                           ---------  ---------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 516,851  $ 605,590  $3,274,982  $3,842,965  $1,336,055  $1,357,102
                                           =========  =========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    22,624     30,216     277,020     319,112      94,527      96,375
       Units issued.......................     1,418        971       7,300      10,526      24,957      15,726
       Units redeemed.....................    (5,258)    (8,563)    (59,028)    (52,618)    (34,076)    (17,574)
                                           ---------  ---------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    18,784     22,624     225,292     277,020      85,408      94,527
                                           =========  =========  ==========  ==========  ==========  ==========

--------
(a)Previously known as DWS Investments Variable Insurance Trust Funds
(c)Previously known as DWS Small Cap Index VIP B
(d)Previously known as DWS Variable Series I
(e)Previously known as DWS Bond VIP A
(f)Previously known as DWS Core Equity VIP A

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                             DEUTSCHE VARIABLE        DEUTSCHE VARIABLE       DEUTSCHE VARIABLE
                                                SERIES I (D)            SERIES I (D)            SERIES II (I)
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          -----------------------  ----------------------  ----------------------
                                                  DEUTSCHE                                        DEUTSCHE
                                              GLOBAL SMALL CAP            DEUTSCHE          GLOBAL INCOME BUILDER
                                                 VIP A (G)         INTERNATIONAL VIP A (H)      VIP A II (J)
                                          -----------------------  ----------------------  ----------------------
                                             2014         2013        2014        2013        2014        2013
                                          ----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (34,104) $   (46,467) $    5,477  $   72,834  $   54,450  $   21,483
Net realized gains (losses)..............    693,330      600,132     (53,289)    (62,395)    424,619      96,610
Change in unrealized gains (losses)......   (942,635)     934,854    (160,716)    316,457    (401,277)    371,644
                                          ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   (283,409)   1,488,519    (208,528)    326,896      77,792     489,737
                                          ----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     21,014       81,232       8,657      14,667      18,577      15,056
Benefit payments.........................    (46,285)     (51,945)    (18,536)    141,044     (54,747)   (111,845)
Payments on termination..................   (591,350)    (836,769)   (267,931)   (306,174)   (345,191)   (324,633)
Loans--net...............................         --           --         351         345      (2,070)         --
Contract Maintenance Charge..............     (2,593)      (2,915)       (641)       (737)     (2,514)     (2,787)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    316,794     (409,894)   (172,496)    (14,290)     37,854      10,664
                                          ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (302,420)  (1,220,291)   (450,596)   (165,145)   (348,091)   (413,545)
                                          ----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (585,829)     268,228    (659,124)    161,751    (270,299)     76,192
NET ASSETS AT BEGINNING OF
 PERIOD..................................  5,217,865    4,949,637   1,935,192   1,773,441   3,533,860   3,457,668
                                          ----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $4,632,036  $ 5,217,865  $1,276,068  $1,935,192  $3,263,561  $3,533,860
                                          ==========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    231,345      300,058     190,997     213,747     250,655     281,980
       Units issued......................     47,647       39,308      12,351      25,382      12,099      11,217
       Units redeemed....................    (54,596)    (108,021)    (58,029)    (48,132)    (36,347)    (42,542)
                                          ----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................    224,396      231,345     145,319     190,997     226,407     250,655
                                          ==========  ===========  ==========  ==========  ==========  ==========

--------
(d)Previously known as DWS Variable Series I
(g)Previously known as DWS Global Small Cap Growth VIP A
(h)Previously known as DWS International VIP A
(i)Previously known as DWS Variable Series II
(j)Previously known as DWS Global Income Builder VIP A II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ----------------------------------------------------------------------------
                                               FEDERATED                 FEDERATED                FEDERATED
                                               INSURANCE                 INSURANCE                INSURANCE
                                                SERIES                    SERIES                    SERIES
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                       ------------------------  ------------------------  -----------------------
                                            FEDERATED FUND
                                               FOR U.S.               FEDERATED HIGH              FEDERATED
                                              GOVERNMENT                INCOME BOND           MANAGED VOLATILITY
                                             SECURITIES II                FUND II                  FUND II
                                       ------------------------  ------------------------  -----------------------
                                           2014         2013         2014         2013        2014         2013
                                       -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   135,935  $   227,126  $   501,005  $   664,766  $   61,050  $    60,301
Net realized gains (losses)...........     (61,253)     (75,288)      74,794      102,354     314,013      234,856
Change in unrealized gains
 (losses).............................     205,665     (568,056)    (433,502)    (144,775)   (281,331)     360,259
                                       -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
 from operations......................     280,347     (416,218)     142,297      622,345      93,732      655,416
                                       -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................     113,143      140,193       54,563       41,439      10,757       11,192
Benefit payments......................    (207,465)    (187,904)    (139,155)     (61,240)    (39,447)     (35,423)
Payments on termination...............  (1,209,028)  (1,770,076)  (1,598,155)  (1,759,975)   (382,001)    (733,495)
Loans--net............................         246        2,719          185          788          --           --
Contract Maintenance Charge...........      (4,899)      (6,069)      (4,915)      (6,015)     (1,588)      (1,743)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      81,129     (505,820)    (693,456)     (79,390)   (144,415)    (395,536)
                                       -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,226,874)  (2,326,957)  (2,380,933)  (1,864,393)   (556,694)  (1,155,005)
                                       -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................    (946,527)  (2,743,175)  (2,238,636)  (1,242,048)   (462,962)    (499,589)
NET ASSETS AT BEGINNING
 OF PERIOD............................   9,847,615   12,590,790   11,247,831   12,489,879   3,183,729    3,683,318
                                       -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 8,901,088  $ 9,847,615  $ 9,009,195  $11,247,831  $2,720,767  $ 3,183,729
                                       ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     620,861      766,098      525,461      614,762     185,770      274,342
       Units issued...................      51,819       90,158       63,555      113,346      11,092       44,842
       Units redeemed.................    (127,132)    (235,395)    (172,849)    (202,647)    (44,257)    (133,414)
                                       -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period...........................     545,548      620,861      416,167      525,461     152,605      185,770
                                       ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                           FIDELITY VARIABLE        FIDELITY VARIABLE         FIDELITY VARIABLE
                                        INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                                  VIP                      VIP                       VIP
                                             ASSET MANAGER             CONTRAFUND               EQUITY-INCOME
                                        ----------------------  ------------------------  ------------------------
                                           2014        2013         2014         2013         2014         2013
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $      (28) $    4,569  $  (228,074) $  (178,080) $   224,672  $   165,777
Net realized gains (losses)............    341,838     121,469    3,149,831    1,430,904      522,767    1,319,889
Change in unrealized gains
 (losses)..............................   (134,775)    506,759      773,482    8,305,565      466,054    2,641,454
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    207,035     632,797    3,695,239    9,558,389    1,213,493    4,127,120
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................     33,098      30,192      194,238      316,206       56,199      166,244
Benefit payments.......................   (112,031)    (83,182)    (617,065)    (254,462)    (224,062)    (173,607)
Payments on termination................   (576,521)   (579,557)  (5,232,876)  (4,703,995)  (1,767,474)  (2,287,632)
Loans--net.............................      1,260       2,291        6,888        2,892        1,882       (1,529)
Contract Maintenance Charge............     (2,822)     (3,077)     (18,761)     (20,386)     (10,116)     (11,497)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     16,464    (177,470)    (327,794)  (1,413,180)    (263,252)    (681,977)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (640,552)   (810,803)  (5,995,370)  (6,072,925)  (2,206,823)  (2,989,998)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (433,517)   (178,006)  (2,300,131)   3,485,464     (993,330)   1,137,122
NET ASSETS AT BEGINNING
 OF PERIOD.............................  4,821,158   4,999,164   39,006,871   35,521,407   18,031,268   16,894,146
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $4,387,641  $4,821,158  $36,706,740  $39,006,871  $17,037,938  $18,031,268
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    237,237     290,006    1,567,794    1,865,441      723,143      859,050
       Units issued....................      8,947      11,936       97,577      116,592       28,196       53,633
       Units redeemed..................    (41,040)    (64,705)    (329,873)    (414,239)    (120,961)    (189,540)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    205,144     237,237    1,335,498    1,567,794      630,378      723,143
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -----------------------------------------------------------------------------
                                        FIDELITY VARIABLE         FIDELITY VARIABLE         FIDELITY VARIABLE
                                     INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                           VIP GROWTH               VIP INDEX 500           VIP MONEY MARKET
                                    ------------------------  ------------------------  ------------------------
                                        2014         2013         2014         2013         2014         2013
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (215,923) $  (183,383) $      (742) $    80,749  $  (233,481) $  (282,534)
Net realized gains (losses)........   1,138,379      757,928    1,978,509    1,322,046           --           --
Change in unrealized gains
 (losses)..........................     611,299    3,967,048      907,389    4,957,324           --           --
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   1,533,755    4,541,593    2,885,156    6,360,119     (233,481)    (282,534)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     103,428       98,221      351,075      330,445      287,643      227,289
Benefit payments...................    (132,665)     (89,957)    (256,366)    (304,144)    (292,315)    (179,711)
Payments on termination............  (1,784,792)  (1,665,925)  (4,445,171)  (3,274,859)  (6,653,245)  (6,288,325)
Loans--net.........................       8,856        7,630          548        2,544        3,979       34,897
Contract Maintenance Charge........     (11,989)     (12,424)     (15,214)     (16,594)     (10,838)     (12,092)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................         515     (515,531)     438,722      636,820    4,088,840    1,863,331
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,816,647)  (2,177,986)  (3,926,406)  (2,625,788)  (2,575,936)  (4,354,611)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................    (282,892)   2,363,607   (1,041,250)   3,734,331   (2,809,417)  (4,637,145)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  16,627,090   14,263,483   26,059,503   22,325,172   17,043,677   21,680,822
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $16,344,198  $16,627,090  $25,018,253  $26,059,503  $14,234,260  $17,043,677
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     972,392    1,133,126    1,658,422    1,855,103    1,453,057    1,837,520
       Units issued................      93,136       55,874      179,166      161,731    1,223,314      810,845
       Units redeemed..............    (196,346)    (216,608)    (410,839)    (358,412)  (1,443,410)  (1,195,308)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................     869,182      972,392    1,426,749    1,658,422    1,232,961    1,453,057
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------
                                                                       FIDELITY VARIABLE
                                                                           INSURANCE            FIDELITY VARIABLE
                                              FIDELITY VARIABLE          PRODUCTS FUND       INSURANCE PRODUCTS FUND
                                           INSURANCE PRODUCTS FUND     (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                                                       VIP ASSET MANAGER         VIP CONTRAFUND
                                                VIP OVERSEAS           (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (13,157) $   (19,640) $  (10,553) $   (9,882) $  (155,865) $  (155,801)
Net realized gains (losses)..............     138,974       90,926     235,636     100,284    1,521,923      638,565
Change in unrealized gains (losses)......    (932,683)   2,025,093    (130,041)    253,170      240,885    4,416,438
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (806,866)   2,096,379      95,042     343,572    1,606,943    4,899,202
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      57,763       78,294      22,579      11,979      233,169       79,411
Benefit payments.........................     (49,416)    (174,538)    (11,975)    (11,988)     (67,312)     (89,563)
Payments on termination..................    (850,573)  (1,104,825)   (573,400)   (643,815)  (4,220,432)  (4,498,202)
Loans--net...............................       1,941          688         339         435           (5)        (196)
Contract Maintenance Charge..............      (3,852)      (4,371)     (4,043)     (5,463)     (27,322)     (36,902)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     609,994     (545,759)   (103,468)    105,704     (302,924)    (814,516)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (234,143)  (1,750,511)   (669,968)   (543,148)  (4,384,826)  (5,359,968)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,041,009)     345,868    (574,926)   (199,576)  (2,777,883)    (460,766)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,638,460    8,292,592   2,637,081   2,836,657   19,140,957   19,601,723
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,597,451  $ 8,638,460  $2,062,155  $2,637,081  $16,363,074  $19,140,957
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     554,478      687,687     177,686     217,044      947,924    1,251,637
       Units issued......................      89,206       40,385       2,971      20,850       48,499       60,581
       Units redeemed....................     (95,861)    (173,594)    (46,976)    (60,208)    (259,649)    (364,294)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     547,823      554,478     133,681     177,686      736,774      947,924
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                              FIDELITY VARIABLE         FIDELITY VARIABLE         FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                              VIP EQUITY-INCOME            VIP GROWTH               VIP INDEX 500
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   118,453  $    81,101  $  (110,469) $  (108,590) $   (44,897) $    (6,513)
Net realized gains (losses)..............     568,668    1,327,474      760,029      792,337    1,795,882    1,683,310
Change in unrealized gains (losses)......     252,251    2,444,959      (15,951)   1,416,919      387,688    4,129,290
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     939,372    3,853,534      633,609    2,100,666    2,138,673    5,806,087
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      67,360      173,202      187,196      141,535      237,355      446,710
Benefit payments.........................    (209,714)    (103,587)     (20,515)     (77,327)     (68,505)    (108,338)
Payments on termination..................  (2,930,684)  (4,002,333)  (1,197,639)  (1,939,090)  (4,559,871)  (5,239,324)
Loans--net...............................       3,569        3,693           --           --        1,181        2,827
Contract Maintenance Charge..............     (22,553)     (27,169)      (2,895)      (3,191)     (40,653)     (52,677)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (450,358)    (920,528)      34,547      (76,839)    (375,917)  (1,328,691)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,542,380)  (4,876,722)    (999,306)  (1,954,912)  (4,806,410)  (6,279,493)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,603,008)  (1,023,188)    (365,697)     145,754   (2,667,737)    (473,406)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,577,956   16,601,144    7,288,485    7,142,731   21,811,089   22,284,495
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,974,948  $15,577,956  $ 6,922,788  $ 7,288,485  $19,143,352  $21,811,089
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,004,156    1,345,748      419,871      548,864    1,315,814    1,744,471
       Units issued......................      23,900       64,567       49,765       40,172       68,938       96,924
       Units redeemed....................    (244,543)    (406,159)    (104,913)    (169,165)    (349,138)    (525,581)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     783,513    1,004,156      364,723      419,871    1,035,614    1,315,814
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                              FIDELITY VARIABLE          FIDELITY VARIABLE          FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)          (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                                VIP INVESTMENT
                                                  GRADE BOND              VIP MONEY MARKET            VIP OVERSEAS
                                              (SERVICE CLASS 2)          (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          -------------------------  -------------------------  ------------------------
                                              2014         2013          2014         2013          2014         2013
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    29,500  $     56,625  $  (315,867) $   (388,847) $   (81,855) $   (95,450)
Net realized gains (losses)..............       8,699       342,401           --            --      433,842      260,033
Change in unrealized gains (losses)......     657,633    (1,240,945)          --            --   (1,862,720)   4,128,904
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     695,832      (841,919)    (315,867)     (388,847)  (1,510,733)   4,293,487
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      84,375       118,930      168,904       245,433       85,394       62,960
Benefit payments.........................    (161,157)     (605,920)    (298,550)     (136,968)     (86,153)     (47,803)
Payments on termination..................  (4,881,691)   (6,882,029)  (8,725,934)  (10,924,693)  (3,220,965)  (3,611,694)
Loans--net...............................       3,044         3,887         (151)           --          163          930
Contract Maintenance Charge..............     (31,593)      (44,583)     (49,407)      (65,126)     (29,595)     (37,981)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     303,576    (2,063,901)   3,311,840     5,692,207      772,170     (717,635)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,683,446)   (9,473,616)  (5,593,298)   (5,189,147)  (2,478,986)  (4,351,223)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,987,614)  (10,315,535)  (5,909,165)   (5,577,994)  (3,989,719)     (57,736)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,819,800    29,135,335   22,746,975    28,324,969   17,188,518   17,246,254
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $14,832,186  $ 18,819,800  $16,837,810  $ 22,746,975  $13,198,799  $17,188,518
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,411,353     2,112,533    2,259,397     2,771,336    1,065,590    1,369,846
       Units issued......................      81,517       169,229      567,378       909,220       97,111       57,246
       Units redeemed....................    (424,580)     (870,409)  (1,127,952)   (1,421,159)    (256,302)    (361,502)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   1,068,290     1,411,353    1,698,823     2,259,397      906,399    1,065,590
                                          ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -----------------------------------------------------------------
                                                     GOLDMAN SACHS         GOLDMAN SACHS
                                                  VARIABLE INSURANCE    VARIABLE INSURANCE         INVESCO
                                                         TRUST                 TRUST         INVESTMENT SERVICES
                                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  --------------------  -------------------
                                                     VIT SMALL CAP         VIT STRATEGIC
                                                        EQUITY             INTERNATIONAL     INVESCO V.I. AMERICAN
                                                     INSIGHTS (K)             EQUITY              FRANCHISE
                                                 --------------------  --------------------  -------------------
                                                   2014       2013        2014       2013       2014       2013
                                                 --------  ----------  ---------  ---------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (6,151) $   (5,037) $  14,444  $   2,424  $  (5,573)  $ (4,427)
Net realized gains (losses).....................  145,823     191,967     13,864     (6,324)    41,722     11,949
Change in unrealized gains (losses).............  (97,076)     79,473    (93,100)   179,184    (16,216)   115,020
                                                 --------  ----------  ---------  ---------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................   42,596     266,403    (64,792)   175,284     19,933    122,542
                                                 --------  ----------  ---------  ---------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --          --      1,637      2,432      1,785      1,558
Benefit payments................................   (6,999)    (18,325)    (5,100)    (9,003)    (4,682)        --
Payments on termination.........................  (92,012)   (369,445)  (130,532)  (152,301)  (141,186)   (42,084)
Loans--net......................................       --          --        435        427         --         --
Contract Maintenance Charge.....................     (335)       (372)      (322)      (370)        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (421)    (15,303)   (19,821)   (47,986)     4,188     (8,964)
                                                 --------  ----------  ---------  ---------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (99,767)   (403,445)  (153,703)  (206,801)  (139,895)   (49,490)
                                                 --------  ----------  ---------  ---------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (57,171)   (137,042)  (218,495)   (31,517)  (119,962)    73,052
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  906,786   1,043,828    873,529    905,046    413,005    339,953
                                                 --------  ----------  ---------  ---------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $849,615  $  906,786  $ 655,034  $ 873,529  $ 293,043   $413,005
                                                 ========  ==========  =========  =========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   35,425      54,718     69,987     88,771     34,288     38,892
       Units issued.............................      100         226      1,043      1,020      1,092      2,801
       Units redeemed...........................   (4,055)    (19,519)   (13,441)   (19,804)   (12,601)    (7,405)
                                                 --------  ----------  ---------  ---------  ---------   --------
    Units outstanding at end of period..........   31,470      35,425     57,589     69,987     22,779     34,288
                                                 ========  ==========  =========  =========  =========   ========

--------
(k)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           ---------------------------------------------------------------------------
                                                    INVESCO                  INVESCO                  INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  ----------------------  ------------------------
                                                 INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                                AMERICAN VALUE             HIGH YIELD           VALUE OPPORTUNITIES
                                           ------------------------  ----------------------  ------------------------
                                               2014         2013        2014        2013         2014         2013
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (158,484) $  (130,909) $   42,606  $   54,465  $   (12,358) $    (9,742)
Net realized gains (losses)...............   2,171,274      784,487      25,598      66,476      288,097       43,860
Change in unrealized gains (losses).......    (860,926)   3,505,910     (60,197)    (29,262)     (15,577)   1,621,566
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,151,864    4,159,488       8,007      91,679      260,162    1,655,684
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     342,589       43,277       1,036       2,146       14,806       19,119
Benefit payments..........................     (84,845)     (74,794)     (9,023)    (16,928)     (99,363)     (92,476)
Payments on termination...................  (2,301,790)  (2,526,175)   (274,326)   (609,339)  (1,141,532)  (1,144,253)
Loans--net................................       1,532        2,074          --          --           --           --
Contract Maintenance Charge...............      (4,505)      (5,127)       (375)       (449)      (2,151)      (2,573)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (470,594)    (423,260)     93,814     (32,135)    (164,366)    (166,816)
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,517,613)  (2,984,005)   (188,874)   (656,705)  (1,392,606)  (1,386,999)
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,365,749)   1,175,483    (180,867)   (565,026)  (1,132,444)     268,685
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,238,717   14,063,234   1,549,648   2,114,674    6,095,104    5,826,419
                                           -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $13,872,968  $15,238,717  $1,368,781  $1,549,648  $ 4,962,660  $ 6,095,104
                                           ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     626,366      761,650      91,358     130,754      456,693      574,743
       Units issued.......................      48,560       44,195       6,781      15,440       36,701       26,965
       Units redeemed.....................    (147,012)    (179,479)    (17,389)    (54,836)    (139,145)    (145,015)
                                           -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....     527,914      626,366      80,750      91,358      354,249      456,693
                                           ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  -----------------------  -----------------------
                                               INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                           AMERICAN FRANCHISE II       CORE EQUITY II      GOVERNMENT SECURITIES II
                                          ----------------------  -----------------------  -----------------------
                                             2014        2013         2014        2013        2014         2013
                                          ----------  ----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (15,723) $  (14,642) $   (33,010) $  (13,502) $   43,672  $    73,339
Net realized gains (losses)..............    109,829      44,328      466,389     318,783     (10,013)      21,456
Change in unrealized gains (losses)......    (29,796)    314,011     (206,162)    638,119      46,251     (306,025)
                                          ----------  ----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................     64,310     343,697      227,217     943,400      79,910     (211,230)
                                          ----------  ----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      3,021       4,318       31,730      13,330       5,698       21,683
Benefit payments.........................     (3,053)    (23,348)     (44,840)    (33,459)     (1,279)      (7,755)
Payments on termination..................   (265,838)   (247,135)    (913,785)   (750,020)   (576,789)  (1,595,796)
Loans--net...............................        169         216           --          --          (4)         (64)
Contract Maintenance Charge..............     (1,003)     (1,103)      (7,250)     (8,550)     (7,898)      (9,933)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (7,861)    (76,493)    (201,706)   (107,213)     56,015       59,270
                                          ----------  ----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (274,565)   (343,545)  (1,135,851)   (885,912)   (524,257)  (1,532,595)
                                          ----------  ----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (210,255)        152     (908,634)     57,488    (444,347)  (1,743,825)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,084,477   1,084,325    3,980,939   3,923,451   3,808,036    5,551,861
                                          ----------  ----------  -----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $  874,222  $1,084,477  $ 3,072,305  $3,980,939  $3,363,689  $ 3,808,036
                                          ==========  ==========  ===========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     82,249     113,130      267,903     335,138     329,829      459,494
       Units issued......................      8,664       1,645        3,854      18,264      10,837       57,748
       Units redeemed....................    (28,720)    (32,526)     (76,995)    (85,499)    (55,953)    (187,413)
                                          ----------  ----------  -----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................     62,193      82,249      194,762     267,903     284,713      329,829
                                          ==========  ==========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------------
                                             INVESCO INVESTMENT        INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                            GROWTH AND INCOME II     MID CAP CORE EQUITY II      MID CAP GROWTH II
                                          ------------------------  ------------------------  -----------------------
                                              2014         2013         2014         2013         2014        2013
                                          -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (27,411) $   (84,031) $   (98,103) $   (78,950) $   (74,345) $  (66,324)
Net realized gains (losses)..............   4,244,232    2,065,677    1,005,001      894,707      439,684     250,962
Change in unrealized gains (losses)......  (2,515,176)   4,731,352     (732,028)     919,962      (94,442)  1,270,595
                                          -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,701,645    6,712,998      174,870    1,735,719      270,897   1,455,233
                                          -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      72,185       91,396       32,570       21,751       35,813      79,579
Benefit payments.........................    (317,383)    (389,995)     (44,709)     (25,849)     (22,996)    (19,406)
Payments on termination..................  (4,561,503)  (5,539,141)  (1,507,105)  (1,600,005)    (906,242)   (966,066)
Loans--net...............................       4,392        3,467           (4)        (164)         652         605
Contract Maintenance Charge..............     (28,945)     (38,012)     (12,827)     (15,661)      (1,752)     (2,021)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (606,612)  (1,201,899)     (70,504)    (744,559)    (161,453)     (9,549)
                                          -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (5,437,866)  (7,074,184)  (1,602,579)  (2,364,487)  (1,055,978)   (916,858)
                                          -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,736,221)    (361,186)  (1,427,709)    (628,768)    (785,081)    538,375
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,446,698   23,807,884    6,977,670    7,606,438    5,223,954   4,685,579
                                          -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $19,710,477  $23,446,698  $ 5,549,961  $ 6,977,670  $ 4,438,873  $5,223,954
                                          ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,303,278    1,745,474      402,375      554,677      269,514     325,196
       Units issued......................      40,822      110,954       16,271       25,407       30,608      36,789
       Units redeemed....................    (332,215)    (553,150)    (106,513)    (177,709)     (84,344)    (92,471)
                                          -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................   1,011,885    1,303,278      312,133      402,375      215,778     269,514
                                          ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------
                                             INVESCO INVESTMENT           J.P. MORGAN
                                            SERVICES (SERIES II)        SERIES TRUST II        JANUS ASPEN SERIES
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                                                          J.P. MORGAN
                                             INVESCO V.I. VALUE        IT SMALL CAP CORE
                                              OPPORTUNITIES II             PORTFOLIO                BALANCED
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (14,769) $   (19,069) $  (15,696) $  (10,069) $    66,514  $    12,198
Net realized gains (losses)..............     233,674      102,401     173,501      56,329    1,372,609    2,214,789
Change in unrealized gains (losses)......     (60,647)   1,043,073     (72,962)    315,572      209,963    2,130,776
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     158,258    1,126,405      84,843     361,832    1,649,086    4,357,763
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      12,540       10,446         391         406      155,114      145,147
Benefit payments.........................     (11,423)     (28,018)    (10,602)    (10,989)    (560,465)    (320,300)
Payments on termination..................    (950,998)  (1,097,233)   (135,419)   (112,181)  (2,775,141)  (4,350,624)
Loans--net...............................          (5)        (212)        277         354        1,057        6,170
Contract Maintenance Charge..............      (8,025)     (10,056)       (465)       (498)     (13,644)     (15,264)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (126,681)    (484,617)     (8,251)      6,697     (219,771)   1,053,007
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,084,592)  (1,609,690)   (154,069)   (116,211)  (3,412,850)  (3,481,864)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (926,334)    (483,285)    (69,226)    245,621   (1,763,764)     875,899
NET ASSETS AT BEGINNING OF
 PERIOD..................................   3,792,133    4,275,418   1,205,194     959,573   25,657,324   24,781,425
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 2,865,799  $ 3,792,133  $1,135,968  $1,205,194  $23,893,560  $25,657,324
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     293,038      433,751      49,810      55,554      930,623    1,081,802
       Units issued......................      12,149        6,245       2,170       4,564       31,045      130,037
       Units redeemed....................     (94,018)    (146,958)     (8,471)    (10,308)    (163,313)    (281,216)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     211,169      293,038      43,509      49,810      798,355      930,623
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                             JANUS ASPEN SERIES        JANUS ASPEN SERIES       JANUS ASPEN SERIES
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                 ENTERPRISE               FLEXIBLE BOND           FORTY PORTFOLIO
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (186,279) $  (131,150) $   173,200  $    92,594  $  (31,573) $  (20,603)
Net realized gains (losses)..............   1,806,672      888,454       (5,302)     418,225     847,283     265,858
Change in unrealized gains (losses)......    (135,825)   2,909,816      151,785     (705,367)   (670,315)    406,605
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,484,568    3,667,120      319,683     (194,548)    145,395     651,860
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      84,304      111,336       45,533       45,973         873       1,533
Benefit payments.........................    (153,988)    (151,434)    (212,885)    (160,460)     (1,980)     (5,703)
Payments on termination..................  (1,452,119)  (1,613,333)  (1,262,773)  (1,581,376)   (340,752)   (529,717)
Loans--net...............................       1,647        3,179          147        9,756          --         912
Contract Maintenance Charge..............     (11,455)     (12,355)      (3,729)      (4,710)       (283)       (396)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (100,460)    (132,952)    (132,265)    (360,604)   (126,770)    (90,302)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,632,071)  (1,795,559)  (1,565,972)  (2,051,421)   (468,912)   (623,673)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (147,503)   1,871,561   (1,246,289)  (2,245,969)   (323,517)     28,187
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,797,007   12,925,446   10,023,456   12,269,425   2,566,702   2,538,515
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $14,649,504  $14,797,007  $ 8,777,167  $10,023,456  $2,243,185  $2,566,702
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     628,903      729,112      489,992      591,147     115,461     147,715
       Units issued......................      23,366       40,690       31,511       43,959       1,226       5,571
       Units redeemed....................    (100,098)    (140,899)    (107,562)    (145,114)    (22,478)    (37,825)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     552,171      628,903      413,941      489,992      94,209     115,461
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                                                                 JANUS ASPEN SERIES
                                             JANUS ASPEN SERIES        JANUS ASPEN SERIES         (SERVICE SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                   GLOBAL                     JANUS                   BALANCED
                                                  RESEARCH                  PORTFOLIO             (SERVICE SHARES)
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (44,634) $   (28,100) $  (119,967) $   (72,650) $    (3,931) $   (16,262)
Net realized gains (losses)..............     475,203      236,348    1,343,497      387,726      359,153      590,974
Change in unrealized gains (losses)......     236,833    2,502,532      (30,400)   2,496,750        6,127      516,767
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     667,402    2,710,780    1,193,130    2,811,826      361,349    1,091,479
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      67,327       85,331       75,916       80,601       30,366       23,600
Benefit payments.........................    (159,428)    (163,116)    (239,711)    (163,563)      (9,634)     (83,752)
Payments on termination..................  (1,212,799)  (1,078,842)  (1,174,840)  (1,248,984)  (1,042,585)  (1,439,658)
Loans--net...............................         843       (3,059)       1,479        2,726          150          329
Contract Maintenance Charge..............      (8,964)      (9,813)      (9,214)     (10,093)      (8,178)     (11,745)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (127,264)     (96,971)    (200,199)    (223,562)    (106,459)    (174,963)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,440,285)  (1,266,470)  (1,546,569)  (1,562,875)  (1,136,340)  (1,686,189)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (772,883)   1,444,310     (353,439)   1,248,951     (774,991)    (594,710)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,209,616   10,765,306   11,860,487   10,611,536    6,164,058    6,758,768
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,436,733  $12,209,616  $11,507,048  $11,860,487  $ 5,389,067  $ 6,164,058
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     714,939      800,630      598,367      697,243      325,247      420,887
       Units issued......................      36,679       34,816       23,478       20,475       13,702       30,141
       Units redeemed....................    (121,003)    (120,507)    (100,974)    (119,351)     (71,966)    (125,781)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     630,615      714,939      520,871      598,367      266,983      325,247
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                 JANUS ASPEN             JANUS ASPEN             JANUS ASPEN
                                                   SERIES                  SERIES                  SERIES
                                              (SERVICE SHARES)        (SERVICE SHARES)        (SERVICE SHARES)
                                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  --------------------  ------------------------
                                               FORTY PORTFOLIO         GLOBAL RESEARCH            OVERSEAS
                                              (SERVICE SHARES)        (SERVICE SHARES)        (SERVICE SHARES)
                                          ------------------------  --------------------  ------------------------
                                              2014         2013        2014       2013        2014         2013
                                          -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (49,411) $   (41,719) $  (3,968) $  (3,655) $    62,036  $    76,407
Net realized gains (losses)..............   1,238,557      586,785     55,118     52,988      175,086     (427,692)
Change in unrealized gains (losses)......  (1,021,115)     476,104    (14,438)   127,109     (783,767)     942,147
                                          -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     168,031    1,021,170     36,712    176,442     (546,645)     590,862
                                          -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      10,968       10,141      7,213        628       53,781       42,703
Benefit payments.........................      (3,325)     (27,938)    (1,421)    (1,685)     (12,083)     (15,813)
Payments on termination..................    (938,590)  (1,094,149)  (132,091)  (177,788)    (817,721)  (1,126,308)
Loans--net...............................          --           --        166        212        1,704          681
Contract Maintenance Charge..............      (4,821)      (7,122)      (195)      (215)      (4,078)      (6,155)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (187,494)    (499,537)   (11,756)   (13,087)     (65,770)    (312,736)
                                          -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,123,262)  (1,618,605)  (138,084)  (191,935)    (844,167)  (1,417,628)
                                          -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (955,231)    (597,435)  (101,372)   (15,493)  (1,390,812)    (826,766)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   3,732,978    4,330,413    750,535    766,028    4,865,857    5,692,623
                                          -----------  -----------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 2,777,747  $ 3,732,978  $ 649,163  $ 750,535  $ 3,475,045  $ 4,865,857
                                          ===========  ===========  =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     171,744      256,337     58,364     74,816      369,732      487,557
       Units issued......................       3,960       20,573      2,212      2,071       48,609       37,338
       Units redeemed....................     (55,981)    (105,166)   (12,518)   (18,523)    (114,040)    (155,163)
                                          -----------  -----------  ---------  ---------  -----------  -----------
    Units outstanding at end of
     period..............................     119,723      171,744     48,058     58,364      304,301      369,732
                                          ===========  ===========  =========  =========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                                 JANUS ASPEN                 LAZARD                 LAZARD
                                                   SERIES                  RETIREMENT             RETIREMENT
                                              (SERVICE SHARES)            SERIES, INC.           SERIES, INC.
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  -----------------------  --------------------
                                                   PERKINS
                                                MID CAP VALUE
                                                  PORTFOLIO                 EMERGING             INTERNATIONAL
                                              (SERVICE SHARES)           MARKETS EQUITY             EQUITY
                                          ------------------------  -----------------------  --------------------
                                              2014         2013         2014        2013        2014       2013
                                          -----------  -----------  -----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (34,007) $   (55,121) $    (4,434) $   (9,787) $    (827) $  (1,511)
Net realized gains (losses)..............   1,399,121      697,942      230,588     183,060     31,324     17,316
Change in unrealized gains (losses)......    (761,587)   1,694,424     (319,621)   (284,220)   (55,842)    90,955
                                          -----------  -----------  -----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................     603,527    2,337,245      (93,467)   (110,947)   (25,345)   106,760
                                          -----------  -----------  -----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,477       56,902        1,257       1,762      4,042      1,262
Benefit payments.........................     (50,767)     (11,600)    (397,785)    (40,134)    (4,250)    (6,703)
Payments on termination..................  (2,003,010)  (2,524,662)    (531,488)   (716,061)  (144,350)  (265,233)
Loans--net...............................         (78)          50           --         608         --         --
Contract Maintenance Charge..............     (20,680)     (27,422)        (553)       (782)      (214)      (251)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (255,715)    (417,836)    (157,557)    (44,916)   (21,700)    36,334
                                          -----------  -----------  -----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,299,773)  (2,924,568)  (1,086,126)   (799,523)  (166,472)  (234,591)
                                          -----------  -----------  -----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,696,246)    (587,323)  (1,179,593)   (910,470)  (191,817)  (127,831)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,401,901   10,989,224    3,330,298   4,240,768    605,821    733,652
                                          -----------  -----------  -----------  ----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,705,655  $10,401,901  $ 2,150,705  $3,330,298  $ 414,004  $ 605,821
                                          ===========  ===========  ===========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     524,665      685,848       86,356     106,765     43,971     63,628
       Units issued......................      12,882       23,635        3,491       7,063      1,075      3,775
       Units redeemed....................    (126,267)    (184,818)     (30,148)    (27,472)   (13,174)   (23,432)
                                          -----------  -----------  -----------  ----------  ---------  ---------
    Units outstanding at end of
     period..............................     411,280      524,665       59,699      86,356     31,872     43,971
                                          ===========  ===========  ===========  ==========  =========  =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                 LEGG MASON               LEGG MASON               LEGG MASON
                                          PARTNERS VARIABLE EQUITY PARTNERS VARIABLE EQUITY PARTNERS VARIABLE INCOME
                                             TRUST SUB-ACCOUNT      TRUST (L) SUB-ACCOUNT       TRUST SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                                                                  WESTERN ASSET
                                            CLEARBRIDGE VARIABLE     CLEARBRIDGE VARIABLE        VARIABLE GLOBAL
                                               ALL CAP VALUE           LARGE CAP VALUE           HIGH YIELD BOND
                                              PORTFOLIO I (M)            PORTFOLIO I              PORTFOLIO II
                                          -----------------------  -----------------------  ------------------------
                                          2014 (N)(O)     2013      2014 (N)       2013         2014         2013
                                          -----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   547,068  $   (9,217) $   59,617  $    (4,040) $   437,625  $   441,458
Net realized gains (losses)..............      41,468     330,802   1,015,055      848,558        8,957        9,500
Change in unrealized gains (losses)......    (368,135)    629,698    (560,762)     898,898     (655,823)     104,958
                                          -----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     220,401     951,283     513,910    1,743,416     (209,241)     555,916
                                          -----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,548       7,430       9,229       11,815       45,351       60,235
Benefit payments.........................     (26,422)    (23,108)    (48,277)     (29,239)    (110,636)    (137,483)
Payments on termination..................    (594,681)   (927,212)   (750,021)  (1,094,538)  (2,731,651)  (3,465,947)
Loans--net...............................          --          --       1,608          480         (124)         (18)
Contract Maintenance Charge..............      (1,685)     (2,480)     (2,741)      (3,265)     (23,045)     (30,380)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (3,179,480)     15,756   2,676,737     (713,875)     395,930      418,228
                                          -----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,794,720)   (929,614)  1,886,535   (1,828,622)  (2,424,175)  (3,155,365)
                                          -----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,574,319)     21,669   2,400,445      (85,206)  (2,633,416)  (2,599,449)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   3,574,319   3,552,650   6,425,636    6,510,842   11,515,578   14,115,027
                                          -----------  ----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $        --  $3,574,319  $8,826,081  $ 6,425,636  $ 8,882,162  $11,515,578
                                          ===========  ==========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     302,554     391,216     388,153      510,589      689,341      881,565
       Units issued......................       1,708      15,210     204,148       65,114       61,367       99,390
       Units redeemed....................    (304,262)   (103,872)   (103,276)    (187,550)    (202,786)    (291,614)
                                          -----------  ----------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................          --     302,554     489,025      388,153      547,922      689,341
                                          ===========  ==========  ==========  ===========  ===========  ===========

--------
(l)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(m)Previously known as ClearBridge Variable Fundamental All Cap Value Portfolio
   I
(n)On December 5, 2014, Clearbridge Variable All Cap Value Portfolio I merged into Clearbridge Variable Large Cap Value Portfolio I
(o)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                               MFS VARIABLE            MFS VARIABLE             MFS VARIABLE
                                              INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                                                       MFS INVESTORS
                                                MFS GROWTH                 TRUST             MFS NEW DISCOVERY
                                          ----------------------  ----------------------  -----------------------
                                             2014        2013        2014        2013         2014        2013
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (40,648) $  (37,096) $   (9,469) $   (8,874) $  (101,890) $ (108,348)
Net realized gains (losses)..............    484,175     299,041     249,510     188,555    1,605,991     447,326
Change in unrealized gains (losses)......   (251,998)    600,889    (101,735)    294,339   (2,154,669)  1,901,499
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    191,529     862,834     138,306     474,020     (650,568)  2,240,477
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     14,599      54,031      19,642       9,836       73,836      68,326
Benefit payments.........................    (51,884)    (34,113)    (52,453)    (91,989)     (62,161)    (89,675)
Payments on termination..................   (394,806)   (328,623)   (215,606)   (287,563)    (801,304)   (837,042)
Loans--net...............................        263         982          --          --           --         267
Contract Maintenance Charge..............     (2,276)     (2,453)     (1,286)     (1,437)      (3,470)     (4,190)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (74,888)   (281,763)     57,886    (136,393)    (590,577)    498,479
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (508,992)   (591,939)   (191,817)   (507,546)  (1,383,676)   (363,835)
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (317,463)    270,895     (53,511)    (33,526)  (2,034,244)  1,876,642
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,061,689   2,790,794   1,758,389   1,791,915    7,647,062   5,770,420
                                          ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,744,226  $3,061,689  $1,704,878  $1,758,389  $ 5,612,818  $7,647,062
                                          ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    197,408     249,540     112,549     150,555      344,543     355,585
       Units issued......................     23,009      14,656      13,052      12,329       19,651     111,275
       Units redeemed....................    (54,052)    (66,788)    (24,516)    (50,335)     (95,673)   (122,317)
                                          ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    166,365     197,408     101,085     112,549      268,521     344,543
                                          ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                           MFS VARIABLE INSURANCE   MFS VARIABLE INSURANCE    MFS VARIABLE INSURANCE
                                                   TRUST                     TRUST            TRUST (SERVICE CLASS)
                                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          -----------------------  ------------------------  -----------------------
                                                                                                  MFS HIGH YIELD
                                                MFS RESEARCH           MFS TOTAL RETURN          (SERVICE CLASS)
                                          -----------------------  ------------------------  -----------------------
                                             2014         2013         2014         2013         2014      2013 (R)
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,661) $   (35,547) $    41,852  $    27,264  $   134,115  $   85,009
Net realized gains (losses)..............    474,841      494,815      865,004      276,767       41,904      (1,648)
Change in unrealized gains (losses)......   (301,485)     275,665     (159,282)   1,576,651     (119,339)     67,813
                                          ----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    159,695      734,933      747,574    1,880,682       56,680     151,174
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,783        3,926       48,484       57,538       11,896      21,383
Benefit payments.........................    (24,108)     (33,111)    (229,351)    (178,422)     (83,349)    (43,981)
Payments on termination..................   (635,433)    (764,364)  (1,992,569)  (1,377,670)    (991,018)   (580,185)
Loans--net...............................         --           --          223          264           --          --
Contract Maintenance Charge..............       (867)      (1,001)      (4,153)      (4,598)      (8,881)     (3,048)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (289,133)    (740,574)     (59,254)    (334,787)      18,920   4,998,752
                                          ----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (944,758)  (1,535,124)  (2,236,620)  (1,837,675)  (1,052,432)  4,392,921
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (785,063)    (800,191)  (1,489,046)      43,007     (995,752)  4,544,095
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,174,224    2,974,415   11,779,279   11,736,272    4,544,095          --
                                          ----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,389,161  $ 2,174,224  $10,290,233  $11,779,279  $ 3,548,343  $4,544,095
                                          ==========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    135,138      266,886      603,306      703,878      288,890          --
       Units issued......................      8,037       28,577       37,643       21,135       23,337     345,615
       Units redeemed....................    (64,987)    (160,325)    (145,174)    (121,707)     (88,657)    (56,725)
                                          ----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     78,188      135,138      495,775      603,306      223,570     288,890
                                          ==========  ===========  ===========  ===========  ===========  ==========

--------
(r)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                           MFS VARIABLE INSURANCE   MFS VARIABLE INSURANCE   MFS VARIABLE INSURANCE
                                            TRUST (SERVICE CLASS)    TRUST (SERVICE CLASS)    TRUST (SERVICE CLASS)
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                                MFS INVESTORS
                                                GROWTH STOCK          MFS INVESTORS TRUST       MFS NEW DISCOVERY
                                               (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (82,473) $   (88,055) $  (11,033) $  (10,373) $   (64,862) $   (76,377)
Net realized gains (losses)..............   1,070,321      960,031     218,594     227,220    1,106,190      363,377
Change in unrealized gains (losses)......    (440,702)   1,000,909    (108,241)    192,298   (1,469,866)   1,309,685
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     547,146    1,872,885      99,320     409,145     (428,538)   1,596,685
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      21,338       33,884       3,930       4,259        7,415       11,751
Benefit payments.........................     (49,248)     (69,113)        (83)         --      (79,582)     (38,624)
Payments on termination..................  (1,614,647)  (1,737,746)   (323,670)   (497,362)  (1,029,524)  (1,265,546)
Loans--net...............................        (261)          --          --          --          170          451
Contract Maintenance Charge..............     (14,895)     (20,460)     (1,809)     (2,880)      (1,878)      (2,515)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (260,461)    (574,854)      5,341    (100,026)    (136,311)     354,729
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,918,174)  (2,368,289)   (316,291)   (596,009)  (1,239,710)    (939,754)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,371,028)    (495,404)   (216,971)   (186,864)  (1,668,248)     656,931
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,134,564    7,629,968   1,363,763   1,550,627    5,195,035    4,538,104
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,763,536  $ 7,134,564  $1,146,792  $1,363,763  $ 3,526,787  $ 5,195,035
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     422,972      578,644      77,083     113,469      242,148      294,843
       Units issued......................      10,509       16,458       2,623      17,451       14,607       61,293
       Units redeemed....................    (121,241)    (172,130)    (20,242)    (53,837)     (76,709)    (113,988)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     312,240      422,972      59,464      77,083      180,046      242,148
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                           MFS VARIABLE INSURANCE   MFS VARIABLE INSURANCE  MFS VARIABLE INSURANCE
                                            TRUST (SERVICE CLASS)    TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                  MFS TOTAL
                                                   RETURN                MFS UTILITIES             MFS VALUE
                                               (SERVICE CLASS)          (SERVICE CLASS)         (SERVICE CLASS)
                                          ------------------------  ----------------------  ----------------------
                                              2014         2013        2014        2013        2014        2013
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $     2,817  $     2,078  $   11,808  $   17,948  $   (6,843) $  (16,336)
Net realized gains (losses)..............     591,437      218,453     315,103     246,445     353,268     343,132
Change in unrealized gains (losses)......    (234,970)     996,736     (67,188)    235,039    (148,938)    504,930
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     359,284    1,217,267     259,723     499,432     197,487     831,726
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,620       30,233          --         500       3,671      18,468
Benefit payments.........................     (54,626)     (44,168)     (1,304)    (26,299)    (54,044)     (4,161)
Payments on termination..................  (2,347,157)  (1,776,514)   (480,451)   (665,174)   (588,572)   (848,038)
Loans--net...............................          --           --         111         142          --          --
Contract Maintenance Charge..............     (11,166)     (14,747)       (781)       (894)     (3,029)     (4,473)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (97,148)     212,750    (151,592)    (15,495)   (134,515)    (44,139)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,498,477)  (1,592,446)   (634,017)   (707,220)   (776,489)   (882,343)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,139,193)    (375,179)   (374,294)   (207,788)   (579,002)    (50,617)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,585,320    7,960,499   2,779,018   2,986,806   2,812,892   2,863,509
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,446,127  $ 7,585,320  $2,404,724  $2,779,018  $2,233,890  $2,812,892
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     508,904      624,666      90,265     115,976     146,794     199,626
       Units issued......................      15,403       45,469       6,224       9,571       5,186      32,319
       Units redeemed....................    (180,805)    (161,231)    (26,313)    (35,282)    (44,537)    (85,151)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     343,502      508,904      70,176      90,265     107,443     146,794
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------
                                                OPPENHEIMER              OPPENHEIMER               OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                          (SERVICE SHARES ("SS"))  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  ------------------------
                                                OPPENHEIMER                                        OPPENHEIMER
                                             DISCOVERY MID CAP           OPPENHEIMER               MAIN STREET
                                                GROWTH (SS)              GLOBAL (SS)             SMALL CAP (SS)
                                          ----------------------  ------------------------  ------------------------
                                             2014        2013         2014         2013         2014         2013
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (29,814) $  (32,922) $   (45,002) $   (31,467) $  (216,264) $  (215,586)
Net realized gains (losses)..............    261,499     163,006      857,416      547,238    5,634,347    2,767,056
Change in unrealized gains (losses)......   (185,868)    473,040     (771,371)   1,187,872   (3,332,514)   5,334,354
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     45,817     603,124       41,043    1,703,643    2,085,569    7,885,824
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,894       5,242       73,183      191,856       76,962      116,485
Benefit payments.........................     (2,367)     (4,284)     (75,144)     (35,866)    (230,839)    (103,897)
Payments on termination..................   (586,930)   (462,042)  (1,918,650)  (2,046,900)  (4,283,851)  (4,995,021)
Loans--net...............................         --          --          939          930        2,313        1,307
Contract Maintenance Charge..............     (3,443)     (4,833)      (3,864)      (4,833)     (22,887)     (27,240)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (110,707)    156,634       70,028     (298,675)  (1,156,059)     (52,320)
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (697,553)   (309,283)  (1,853,508)  (2,193,488)  (5,614,361)  (5,060,686)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (651,736)    293,841   (1,812,465)    (489,845)  (3,528,792)   2,825,138
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,272,043   1,978,202    7,325,499    7,815,344   25,325,976   22,500,838
                                          ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,620,307  $2,272,043  $ 5,513,034  $ 7,325,499  $21,797,184  $25,325,976
                                          ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    149,143     173,254      387,230      516,597    1,147,025    1,416,986
       Units issued......................      8,763      22,659       23,824       39,948       61,367      144,629
       Units redeemed....................    (55,598)    (46,770)    (121,082)    (169,315)    (310,851)    (414,590)
                                          ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    102,308     149,143      289,972      387,230      897,541    1,147,025
                                          ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------
                                              PANORAMA SERIES
                                                FUND, INC.
                                              (SERVICE SHARES          PIMCO VARIABLE            PIMCO VARIABLE
                                                  ("SS"))              INSURANCE TRUST           INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  ------------------------
                                                OPPENHEIMER
                                               INTERNATIONAL            FOREIGN BOND
                                                GROWTH (SS)          (US DOLLAR-HEDGED)           MONEY MARKET
                                          ----------------------  ------------------------  ------------------------
                                             2014        2013         2014         2013         2014         2013
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (9,263) $   (6,701) $    37,622  $    53,748  $  (304,899) $  (364,928)
Net realized gains (losses)..............    148,885     122,840      143,657      964,248          150           --
Change in unrealized gains (losses)......   (283,324)    257,916      931,841   (1,182,141)          --           --
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (143,702)    374,055    1,113,120     (164,145)    (304,749)    (364,928)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,158       1,395       53,848       46,083      120,626      255,700
Benefit payments.........................    (11,386)       (712)    (164,097)    (179,585)    (576,442)    (220,970)
Payments on termination..................   (152,600)   (247,529)  (2,580,118)  (3,263,883)  (8,969,017)  (7,629,722)
Loans--net...............................      1,608         480          277        1,604          435          410
Contract Maintenance Charge..............       (451)       (488)     (18,081)     (25,171)     (54,801)     (71,194)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (86,735)     35,669     (609,795)    (120,845)   1,391,934    5,947,912
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (248,406)   (211,185)  (3,317,966)  (3,541,797)  (8,087,265)  (1,717,864)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (392,108)    162,870   (2,204,846)  (3,705,942)  (8,392,014)  (2,082,792)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,832,166   1,669,296   13,529,918   17,235,860   23,017,838   25,100,630
                                          ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,440,058  $1,832,166  $11,325,072  $13,529,918  $14,625,824  $23,017,838
                                          ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     85,513      97,005      889,828    1,122,778    2,274,549    2,425,174
       Units issued......................      4,019       9,117       48,308      131,269      377,870      832,582
       Units redeemed....................    (16,388)    (20,609)    (260,394)    (364,219)  (1,196,198)    (983,207)
                                          ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     73,144      85,513      677,742      889,828    1,456,221    2,274,549
                                          ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                               PIMCO VARIABLE             PIMCO VARIABLE                PUTNAM
                                               INSURANCE TRUST            INSURANCE TRUST           VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                                  PIMCO VIT                  PIMCO VIT                    VT
                                                 REAL RETURN               TOTAL RETURN               HIGH YIELD
                                          ------------------------  --------------------------  ----------------------
                                              2014         2013         2014          2013         2014        2013
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (24,430) $   (20,526) $    280,444  $    411,110  $  127,157  $  153,682
Net realized gains (losses)..............        (701)     449,571       535,507     1,597,678      13,095      11,208
Change in unrealized gains (losses)......     316,723   (2,581,884)      490,178    (4,321,065)   (120,805)      7,134
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     291,592   (2,152,839)    1,306,129    (2,312,277)     19,447     172,024
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,539      (13,159)      188,147       404,119         665       1,439
Benefit payments.........................    (113,023)    (110,091)     (649,007)     (769,199)     (5,176)     (3,513)
Payments on termination..................  (3,176,636)  (5,207,061)  (11,045,927)  (17,081,071)   (811,653)   (524,246)
Loans--net...............................         (11)          93         4,183        12,587          --          --
Contract Maintenance Charge..............     (29,825)     (42,981)      (46,727)      (68,635)       (469)       (530)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (503,365)    (940,870)   (1,084,747)   (2,676,838)     (5,706)    204,052
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (3,778,321)  (6,314,069)  (12,634,078)  (20,179,037)   (822,339)   (322,798)
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,486,729)  (8,466,908)  (11,327,949)  (22,491,314)   (802,892)   (150,774)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,204,244   23,671,152    52,116,537    74,607,851   2,753,199   2,903,973
                                          -----------  -----------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $11,717,515  $15,204,244  $ 40,788,588  $ 52,116,537  $1,950,307  $2,753,199
                                          ===========  ===========  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,108,732    1,540,210     3,236,421     4,491,446     128,007     143,617
       Units issued......................      55,030      247,545       169,182       384,473       4,595      17,280
       Units redeemed....................    (321,797)    (679,023)     (948,926)   (1,639,498)    (41,819)    (32,890)
                                          -----------  -----------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period..............................     841,965    1,108,732     2,456,677     3,236,421      90,783     128,007
                                          ===========  ===========  ============  ============  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                                   PUTNAM                   RYDEX                  RYDEX
                                               VARIABLE TRUST          VARIABLE TRUST          VARIABLE TRUST
                                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                           ----------------------  ----------------------  ---------------------
                                                     VT                GUGGENHEIM VIF
                                                INTERNATIONAL            LONG SHORT              RYDEX VIF
                                                    VALUE                EQUITY (P)            NASDAQ-100 (Q)
                                           ----------------------  ----------------------  ---------------------
                                              2014        2013        2014        2013        2014        2013
                                           ----------  ----------  ----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (1,869) $   28,778  $  (25,003) $  (30,306) $  (14,614) $ (14,453)
Net realized gains (losses)...............   (110,668)   (147,582)    104,430      54,432     152,720    147,198
Change in unrealized gains (losses).......   (120,391)    622,272     (78,242)    257,821      (1,016)   128,066
                                           ----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in net assets from
 operations...............................   (232,928)    503,468       1,185     281,947     137,090    260,811
                                           ----------  ----------  ----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     10,176       5,198       5,771       4,900          24        344
Benefit payments..........................   (334,341)     (4,495)     (5,854)    (27,787)     (5,974)    (2,254)
Payments on termination...................   (305,770)   (288,101)   (588,481)   (441,620)   (146,216)  (309,624)
Loans--net................................      1,720         532          --          --          --         --
Contract Maintenance Charge...............     (1,050)     (1,179)     (3,691)     (4,854)       (180)      (178)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (67,165)   (150,798)    (68,736)     14,579     176,620    (48,515)
                                           ----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in net assets from
 contract transactions....................   (696,430)   (438,843)   (660,991)   (454,782)     24,274   (360,227)
                                           ----------  ----------  ----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (929,358)     64,625    (659,806)   (172,835)    161,364    (99,416)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,809,938   2,745,313   1,895,101   2,067,936     899,569    998,985
                                           ----------  ----------  ----------  ----------  ----------  ---------
NET ASSETS AT END OF PERIOD............... $1,880,580  $2,809,938  $1,235,295  $1,895,101  $1,060,933  $ 899,569
                                           ==========  ==========  ==========  ==========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    169,184     199,027     133,143     170,146      74,992    116,380
       Units issued.......................     10,072       9,575       5,526      13,068      16,328      3,599
       Units redeemed.....................    (52,826)    (39,418)    (52,940)    (50,071)    (11,249)   (44,987)
                                           ----------  ----------  ----------  ----------  ----------  ---------
    Units outstanding at end of period....    126,430     169,184      85,729     133,143      80,071     74,992
                                           ==========  ==========  ==========  ==========  ==========  =========

--------
(p)Previously known as Guggenheim VT US Long Short Equity
(q)Previously known as Rydex VT NASDAQ 100 Strategy Fund

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                T. ROWE PRICE             T. ROWE PRICE            T. ROWE PRICE
                                                   EQUITY                    EQUITY                   EQUITY
                                                SERIES, INC.              SERIES, INC.             SERIES, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                                          T. ROWE PRICE            T. ROWE PRICE
                                                T. ROWE PRICE                MID-CAP                NEW AMERICA
                                                EQUITY INCOME                GROWTH                   GROWTH
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    17,229  $    (4,637) $  (172,004) $  (166,048) $  (44,174) $  (43,454)
Net realized gains (losses)..............     840,563      704,569    1,730,505    1,305,979     523,334     743,648
Change in unrealized gains (losses)......    (188,611)   2,353,236     (376,484)   1,988,950    (258,417)    177,858
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     669,181    3,053,168    1,182,017    3,128,881     220,743     878,052
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,381       55,870       38,098       21,692      37,204      36,733
Benefit payments.........................    (457,093)    (275,440)    (169,016)     (47,660)     (9,127)    (49,327)
Payments on termination..................  (1,793,820)  (2,396,021)  (1,411,278)  (1,155,198)   (156,536)   (494,991)
Loans--net...............................         584          434           23           30          --          --
Contract Maintenance Charge..............      (5,651)      (6,401)      (5,622)      (6,167)     (1,126)     (1,170)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     331,040      611,873     (120,036)    (542,464)    (55,776)   (191,648)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,879,559)  (2,009,685)  (1,667,831)  (1,729,767)   (185,361)   (700,403)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,210,378)   1,043,483     (485,814)   1,399,114      35,382     177,649
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,016,143   11,972,660   11,239,161    9,840,047   2,988,531   2,810,882
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $11,805,765  $13,016,143  $10,753,347  $11,239,161  $3,023,913  $2,988,531
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     592,874      694,054      365,940      432,443     171,332     220,761
       Units issued......................      52,408       88,744        3,640        3,632      13,122      35,817
       Units redeemed....................    (135,137)    (189,924)     (54,288)     (70,135)    (23,574)    (85,246)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     510,145      592,874      315,292      365,940     160,880     171,332
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                T. ROWE PRICE             T. ROWE PRICE            T. ROWE PRICE
                                                   EQUITY                    EQUITY                INTERNATIONAL
                                               SERIES, INC. II           SERIES, INC. II           SERIES, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                T. ROWE PRICE             T. ROWE PRICE            T. ROWE PRICE
                                                  BLUE CHIP                  EQUITY                INTERNATIONAL
                                                  GROWTH II                 INCOME II                  STOCK
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (248,236) $  (270,067) $   (17,419) $   (65,183) $  (25,352) $  (22,411)
Net realized gains (losses)..............   2,960,735    2,720,565    1,694,462    1,458,629     229,687      67,450
Change in unrealized gains (losses)......  (1,628,765)   3,152,114     (683,747)   4,134,947    (299,055)    388,005
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,083,734    5,602,612      993,296    5,528,393     (94,720)    433,044
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      69,856       69,038       73,538       93,806      56,254     169,750
Benefit payments.........................     (77,723)     (82,814)     (58,129)    (191,577)    (50,791)    (31,709)
Payments on termination..................  (3,624,159)  (3,706,718)  (4,621,217)  (6,052,974)   (782,155)   (254,011)
Loans--net...............................         129          543          618          827         433         427
Contract Maintenance Charge..............     (27,758)     (36,060)     (37,345)     (51,401)     (1,393)     (1,618)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,342,507)  (1,359,337)  (1,208,322)    (398,233)    (51,664)    249,256
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (6,002,162)  (5,115,348)  (5,850,857)  (6,599,552)   (829,316)    132,095
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,918,428)     487,264   (4,857,561)  (1,071,159)   (924,036)    565,139
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,862,556   17,375,292   21,984,781   23,055,940   4,126,928   3,561,789
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $12,944,128  $17,862,556  $17,127,220  $21,984,781  $3,202,892  $4,126,928
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     951,619    1,282,909    1,314,229    1,756,384     327,504     316,779
       Units issued......................      37,251      157,102       26,355      102,747      57,244      60,576
       Units redeemed....................    (344,132)    (488,392)    (369,450)    (544,902)   (120,985)    (49,851)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     644,738      951,619      971,134    1,314,229     263,763     327,504
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                                                                   THE UNIVERSAL
                                                THE UNIVERSAL            THE UNIVERSAL        INSTITUTIONAL FUNDS, INC.
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.       (CLASS II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF           VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH               MID CAP GROWTH           GROWTH (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013        2014         2013         2014         2013
                                          -----------  -----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (132,473) $   (89,655) $  (26,306)  $  (22,279)  $  (26,485)  $  (20,801)
Net realized gains (losses)..............   1,592,502    1,137,799     358,764      154,508      320,625      215,705
Change in unrealized gains (losses)......  (1,068,896)   2,137,593    (325,612)     477,193     (237,402)     392,074
                                          -----------  -----------  ----------   ----------   ----------   ----------
Increase (decrease) in net assets from
 operations..............................     391,133    3,185,737       6,846      609,422       56,738      586,978
                                          -----------  -----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,933       10,767       1,788        5,844       13,368        1,335
Benefit payments.........................     (35,446)     (64,724)    (55,033)     (12,502)      (8,423)     (27,178)
Payments on termination..................  (1,474,391)  (1,455,109)   (306,721)    (400,309)    (472,671)    (325,617)
Loans--net...............................         652          641          --        1,519           --           --
Contract Maintenance Charge..............      (1,657)      (1,856)       (662)        (791)        (690)        (760)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (59,857)    (177,130)    (55,223)     (58,204)     755,346       80,657
                                          -----------  -----------  ----------   ----------   ----------   ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,565,766)  (1,687,411)   (415,851)    (464,443)     286,930     (271,563)
                                          -----------  -----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,174,633)   1,498,326    (409,005)     144,979      343,668      315,415
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,402,865    7,904,539   2,051,247    1,906,268    1,822,583    1,507,168
                                          -----------  -----------  ----------   ----------   ----------   ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,228,232  $ 9,402,865  $1,642,242   $2,051,247   $2,166,251   $1,822,583
                                          ===========  ===========  ==========   ==========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     401,201      491,384      96,671      121,709       82,799       99,482
       Units issued......................      14,159        6,618       1,915        1,987       35,449       11,719
       Units redeemed....................     (79,940)     (96,801)    (21,678)     (27,025)     (24,821)     (28,402)
                                          -----------  -----------  ----------   ----------   ----------   ----------
    Units outstanding at end of
     period..............................     335,420      401,201      76,908       96,671       93,427       82,799
                                          ===========  ===========  ==========   ==========   ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                                             VAN ECK                   VAN ECK
                                                THE UNIVERSAL               WORLDWIDE                 WORLDWIDE
                                          INSTITUTIONAL FUNDS, INC.         INSURANCE                 INSURANCE
                                                 (CLASS II)                   TRUST                     TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF              VAN ECK VIP               VAN ECK VIP
                                                  U.S. REAL                 EMERGING                 GLOBAL HARD
                                              ESTATE (CLASS II)              MARKETS                   ASSETS
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (46,221) $   (94,642) $   (32,845) $     1,952  $   (65,915) $   (46,066)
Net realized gains (losses)..............     744,828      411,071      375,381       (9,839)      77,090       81,376
Change in unrealized gains (losses)......   2,105,612     (226,453)    (388,151)     424,731     (775,724)     394,381
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,804,219       89,976      (45,615)     416,844     (764,549)     429,691
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      54,646       52,328       12,204       15,627       44,362       24,040
Benefit payments.........................    (446,002)     (53,958)     (14,709)          --      (30,775)      (1,698)
Payments on termination..................  (2,975,054)  (3,013,317)  (1,016,416)  (1,127,342)  (1,034,156)  (1,338,728)
Loans--net...............................          50          283          100          333          100          362
Contract Maintenance Charge..............     (25,706)     (33,289)      (1,865)      (2,647)      (1,817)      (2,430)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (929,516)     287,571     (119,935)      11,904       27,674     (233,434)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,321,582)  (2,760,382)  (1,140,621)  (1,102,125)    (994,612)  (1,551,888)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,517,363)  (2,670,406)  (1,186,236)    (685,281)  (1,759,161)  (1,122,197)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,004,937   14,675,343    3,863,323    4,548,604    4,841,166    5,963,363
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $10,487,574  $12,004,937  $ 2,677,087  $ 3,863,323  $ 3,082,005  $ 4,841,166
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     624,949      765,003      141,415      183,650      157,009      210,149
       Units issued......................      18,428      204,725        5,285       18,065        9,576        7,767
       Units redeemed....................    (211,936)    (344,779)     (46,853)     (60,300)     (40,794)     (60,907)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     431,441      624,949       99,847      141,415      125,791      157,009
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                  VAN ECK
                                                 WORLDWIDE
                                                 INSURANCE              WELLS FARGO              WELLS FARGO
                                                   TRUST               VARIABLE TRUST           VARIABLE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  -----------------------  -----------------------
                                                  VAN ECK               WELLS FARGO              WELLS FARGO
                                             VIP MULTI-MANAGER          ADVANTAGE VT             ADVANTAGE VT
                                               ALTERNATIVES              DISCOVERY               OPPORTUNITY
                                          ----------------------  -----------------------  -----------------------
                                             2014        2013         2014        2013         2014        2013
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,889) $  (17,391) $   (75,279) $  (83,616) $   (81,192) $  (74,357)
Net realized gains (losses)..............     24,520      11,795    1,394,857     607,933      408,322     136,246
Change in unrealized gains (losses)......    (33,805)     39,530   (1,457,961)  1,256,711      119,888   1,334,783
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    (23,174)     33,934     (138,383)  1,781,028      447,018   1,396,672
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,870       3,380       12,277      19,770       20,732      22,722
Benefit payments.........................         --        (821)     (67,592)    (19,417)     (83,887)    (98,621)
Payments on termination..................   (285,326)   (274,232)    (436,710)   (500,149)    (815,758)   (649,427)
Loans--net...............................         --          --           90         (80)         132         138
Contract Maintenance Charge..............     (2,389)     (3,678)      (2,525)     (2,845)      (3,580)     (3,965)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     36,331      31,051   (1,638,577)    443,718     (354,319)   (213,171)
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (248,514)   (244,300)  (2,133,037)    (59,003)  (1,236,680)   (942,324)
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (271,688)   (210,366)  (2,271,420)  1,722,025     (789,662)    454,348
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,012,419   1,222,785    5,954,061   4,232,036    5,804,362   5,350,014
                                          ----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $  740,731  $1,012,419  $ 3,682,641  $5,954,061  $ 5,014,700  $5,804,362
                                          ==========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     96,198     119,992      234,466     235,323      319,097     378,000
       Units issued......................      6,771      13,465       22,789      68,522       15,117       7,312
       Units redeemed....................    (30,895)    (37,259)    (111,351)    (69,379)     (80,910)    (66,215)
                                          ----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................     72,074      96,198      145,904     234,466      253,304     319,097
                                          ==========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

On July 17, 2013, Resolution Life Holdings, Inc. ("Holdings") executed a Stock Purchase Agreement (the "Transaction") to acquire 100% of Lincoln Benefit from Allstate Life Insurance Company ("Allstate"). In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit's outstanding capital stock to Resolution Life, Inc. pursuant to an Assignment Agreement. The closing date of the transaction was April 1, 2014. Prior to April 1, 2014, Lincoln Benefit was wholly owned by Allstate, an indirectly wholly owned subsidiary of The Allstate Corporation.

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting Agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

Lincoln Benefit issues six variable annuity contracts; Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

THE ALGER PORTFOLIOS (CLASS 1-2)            DEUTSCHE VARIABLE INSURANCE TRUST
   Alger Capital Appreciation (Class        FUNDS (PREVIOUSLY KNOWN AS DWS
1-2)                                        INVESTMENTS VARIABLE INSURANCE TRUST
   Alger Growth & Income (Class 1-2)        FUNDS)
   Alger Large Cap Growth (Class 1-2)          Deutsche Equity 500 Index VIP B
   Alger Mid Cap Growth (Class 1-2)              (Previously known as DWS Equity
   Alger Small Cap Growth (Class 1-2)            500 Index VIP B)
THE ALGER PORTFOLIOS (CLASS S)                 Deutsche Small Cap Index VIP B
   Alger Capital Appreciation (Class             (Previously known as DWS Small
S)                                               Cap Index VIP B)
   Alger Large Cap Growth (Class S)
   Alger Mid Cap Growth (Class S)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DEUTSCHE VARIABLE SERIES I              INVESCO INVESTMENT SERVICES (SERIES
(PREVIOUSLY KNOWN AS DWS VARIABLE       II)
SERIES I)                                  Invesco V.I. American Franchise II
   Deutsche Bond VIP A (Previously         Invesco V.I. Core Equity II
     known as DWS Bond VIP A)              Invesco V.I. Government Securities
   Deutsche Core Equity VIP A                II
     (Previously known as DWS Core         Invesco V.I. Growth and Income II
     Equity VIP A)                         Invesco V.I. Mid Cap Core Equity II
   Deutsche Global Small Cap VIP A         Invesco V.I. Mid Cap Growth II
     (Previously known as DWS Global       Invesco V.I. Value Opportunities II
     Small Cap Growth VIP A)            J.P. MORGAN SERIES TRUST II
   Deutsche International VIP A            JPMorgan IT Small Cap Core
     (Previously known as DWS                Portfolio
     International VIP A)               JANUS ASPEN SERIES
DEUTSCHE VARIABLE SERIES II                Balanced
(PREVIOUSLY KNOWN AS DWS VARIABLE          Enterprise
SERIES II)                                 Flexible Bond
   Deutsche Global Income Builder VIP      Forty Portfolio
     A II (Previously known as DWS         Global Research
     Global Income Builder VIP A II)       Janus Portfolio
FEDERATED INSURANCE SERIES              JANUS ASPEN SERIES (SERVICE SHARES)
   Federated Fund for U.S. Government      Balanced (Service Shares)
     Securities II                         Forty Portfolio (Service Shares)
   Federated High Income Bond Fund II      Global Research (Service Shares)
   Federated Managed Volatility Fund       Overseas (Service Shares)
     II                                    Perkins Mid Cap Value Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS         (Service Shares)
FUND                                    LAZARD RETIREMENT SERIES, INC.
   VIP Asset Manager                       Emerging Markets Equity
   VIP Contrafund                          International Equity
   VIP Equity-Income                    LEGG MASON PARTNERS VARIABLE EQUITY
   VIP Growth                           TRUST
   VIP Index 500                           ClearBridge Variable All Cap Value
   VIP Money Market                          Portfolio I* (Previously known
   VIP Overseas                              as Clearbridge Variable
FIDELITY VARIABLE INSURANCE PRODUCTS         Fundamental All Cap Value
FUND (SERVICE CLASS 2)                       Portfolio I) (On December 5,
   VIP Asset Manager (Service Class 2)       2014, ClearBridge Variable
   VIP Contrafund (Service Class 2)          Fundamental All Cap Value
   VIP Equity-Income (Service Class 2)       Portfolio I merged into
   VIP Growth (Service Class 2)              Clearbridge Variable Large Cap
   VIP Index 500 (Service Class 2)           Value Portfolio I) (For the
   VIP Investment Grade Bond (Service        period January 1, 2014 and ended
     Class 2)                                December 5, 2014)
   VIP Money Market (Service Class 2)      ClearBridge Variable Large Cap
   VIP Overseas (Service Class 2)            Value Portfolio I (On
GOLDMAN SACHS VARIABLE INSURANCE TRUST       December 5, 2014, Clearbridge
   VIT Small Cap Equity Insights             Variable Fundamental All Cap
     (Previously known as VIT                Portfolio I merged into
     Structured Small Cap Equity)            Clearbridge Variable Large Cap
   VIT Strategic International Equity        Value Portfolio I)
INVESCO INVESTMENT SERVICES             LEGG MASON PARTNERS VARIABLE INCOME
   Invesco V.I. American Franchise      TRUST
   Invesco V.I. American Value             Western Asset Variable Global High
   Invesco V.I. High Yield                   Yield Bond Portfolio II
   Invesco V.I. Value Opportunities     MFS VARIABLE INSURANCE TRUST
                                           MFS Growth
                                           MFS Investors Trust

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 MFS VARIABLE INSURANCE TRUST            T. ROWE PRICE EQUITY SERIES, INC.
 (CONTINUED)                                T. Rowe Price Equity Income
    MFS New Discovery                       T. Rowe Price Mid-Cap Growth
    MFS Research                            T. Rowe Price New America Growth
    MFS Total Return                     T. ROWE PRICE EQUITY SERIES, INC. II
 MFS VARIABLE INSURANCE TRUST (SERVICE      T. Rowe Price Blue Chip Growth II
 CLASS)                                     T. Rowe Price Equity Income II
    MFS High Yield (Service Class)       T. ROWE PRICE INTERNATIONAL SERIES,
    MFS Investor Growth Stock (Service   INC.
      Class)                                T. Rowe Price International Stock
    MFS Investors Trust (Service Class)  THE UNIVERSAL INSTITUTIONAL FUNDS,
    MFS New Discovery (Service Class)    INC.
    MFS Total Return (Service Class)        Van Kampen UIF Growth
    MFS Utilities (Service Class)           Van Kampen UIF Mid Cap Growth
    MFS Value (Service Class)            THE UNIVERSAL INSTITUTIONAL FUNDS,
 OPPENHEIMER VARIABLE ACCOUNT FUNDS      INC. (CLASS II)
 (SERVICE SHARES ("SS"))                    Van Kampen UIF Growth (Class II)
    Oppenheimer Discovery Mid Cap           Van Kampen UIF U.S. Real Estate
      Growth (SS)                             (Class II)
    Oppenheimer Global (SS)              VAN ECK WORLDWIDE INSURANCE TRUST
    Oppenheimer Main Street Small Cap       Van Eck VIP Emerging Markets
      (SS)                                  Van Eck VIP Global Hard Assets
 PANORAMA SERIES FUND, INC. (SERVICE        Van Eck VIP Multi-Manager
 SHARES ("SS"))                               Alternatives
    Oppenheimer International Growth     WELLS FARGO VARIABLE TRUST
      (SS)                                  Wells Fargo Advantage VT Discovery
 PIMCO VARIABLE INSURANCE TRUST             Wells Fargo Advantage VT
    Foreign Bond (US Dollar-Hedged)           Opportunity
    Money Market
    PIMCO VIT Real Return
    PIMCO VIT Total Return
 PUTNAM VARIABLE TRUST
    VT High Yield
    VT International Value
 RYDEX VARIABLE TRUST
    Guggenheim VIF Long Short Equity
      (Previously known as Guggenheim
      VT US Long Short Equity)
    Rydex VIF NASDAQ-100 (Previously
      known as Rydex VT Nasdaq 100
      Strategy Fund)

*  Fund was available, but had no assets as of December 31, 2014.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. Prior to April 1, 2014, Lincoln Benefit joined with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. Subsequent to April 1, 2014, Lincoln Benefit and its affiliates will file a separate consolidated federal income tax return for the period April 1, 2014 to December 31, 2014.

The Account had no liability for unrecognized tax benefits as of December 31, 2014. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Assets whose values are based on the following:
         (a) Quoted prices for similar assets in active markets;
         (b) Quoted prices for identical or similar assets in markets that are not active; or
         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers. The Account's policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account--net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

ADMINISTRATIVE EXPENSE CHARGE--Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor's Select and 0.10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit, and reported on the Statements of Changes in Net Assets.

5.  PURCHASES OF INVESTMENTS

   The cost of investments purchased during the year ended December 31, 2014 was as follows:

                                                                              PURCHASES
                                                                              ----------
Investments in The Alger Portfolios (Class 1-2) Sub-Accounts:
   Alger Capital Appreciation (Class 1-2).................................... $2,930,367
   Alger Growth & Income (Class 1-2).........................................    494,784
   Alger Large Cap Growth (Class 1-2)........................................  1,557,222
   Alger Mid Cap Growth (Class 1-2)..........................................    116,703
   Alger Small Cap Growth (Class 1-2)........................................    712,058
Investments in The Alger Portfolios (Class S) Sub-Accounts:
   Alger Capital Appreciation (Class S)......................................    876,463
   Alger Large Cap Growth (Class S)..........................................  3,103,931
   Alger Mid Cap Growth (Class S)............................................     84,364
Investments in the Deutsche Variable Insurance Trust Funds (a) Sub-Accounts:
   Deutsche Equity 500 Index VIP B (b).......................................     69,857
   Deutsche Small Cap Index VIP B (c)........................................     72,008
Investments in the Deutsche Variable Series I (d) Sub-Accounts:
   Deutsche Bond VIP A (e)...................................................    181,782
   Deutsche Core Equity VIP A (f)............................................    349,976
   Deutsche Global Small Cap VIP A (g).......................................  1,341,292
   Deutsche International VIP A (h)..........................................    136,948
Investment in the Deutsche Variable Series II (i) Sub-Account:
   Deutsche Global Income Builder VIP A II (j)...............................    588,028

(a) Previously known as DWS Investments Variable Insurance Trust Funds
(b) Previously known as DWS Equity 500 Index VIP B
(c) Previously known as DWS Small Cap Index VIP B
(d) Previously known as DWS Variable Series I
(e) Previously known as DWS Bond VIP A
(f) Previously known as DWS Core Equity VIP A
(g) Previously known as DWS Global Small Cap Growth VIP A
(h) Previously known as DWS International VIP A
(i) Previously known as DWS Variable Series II
(j) Previously known as DWS Global Income Builder VIP A II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)



                                                                                PURCHASES
                                                                                -----------
Investments in the Federated Insurance Series Sub-Accounts:
   Federated Fund for U.S. Government Securities II..........................  $   888,695
   Federated High Income Bond Fund II........................................    1,952,863
   Federated Managed Volatility Fund II......................................      475,192
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager.........................................................      369,080
   VIP Contrafund............................................................    2,499,409
   VIP Equity-Income.........................................................    1,147,306
   VIP Growth................................................................      909,484
   VIP Index 500.............................................................    2,281,081
   VIP Money Market..........................................................   12,101,035
   VIP Overseas..............................................................    1,006,691
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)........................................     162,287
   VIP Contrafund (Service Class 2)...........................................     799,176
   VIP Equity-Income (Service Class 2)........................................     692,215
   VIP Growth (Service Class 2)...............................................     650,771
   VIP Index 500 (Service Class 2)............................................     810,289
   VIP Investment Grade Bond (Service Class 2)................................     853,594
   VIP Money Market (Service Class 2).........................................   4,366,601
   VIP Overseas (Service Class 2).............................................   1,303,182
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Small Cap Equity Insights (k)..........................................     127,452
   VIT Strategic International Equity.........................................      32,346
Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise............................................      10,487
   Invesco V.I. American Value................................................   2,139,093
   Invesco V.I. High Yield....................................................     167,581
   Invesco V.I. Value Opportunities...........................................     494,675
Investments in the Invesco Investment Services Series II Sub-Accounts:
   Invesco V.I. American Franchise II.........................................     108,639
   Invesco V.I. Core Equity II................................................      73,708
   Invesco V.I. Government Securities II......................................     173,520
   Invesco V.I. Growth and Income II..........................................   3,210,395
   Invesco V.I. Mid Cap Core Equity II........................................     853,951
   Invesco V.I. Mid Cap Growth II.............................................     494,262
   Invesco V.I. Value Opportunities II........................................     151,418
Investment in the J.P. Morgan Series Trust II Sub-Account:
   J.P. Morgan IT Small Cap Core Portfolio....................................     148,086
Investments in the Janus Aspen Series Sub-Accounts:
   Balanced...................................................................   1,533,160
   Enterprise.................................................................   1,235,758
   Flexible Bond..............................................................     752,339
   Forty Portfolio............................................................     708,025

(k) Previously known as VIT Structured Small Cap Equity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)



                                                                       PURCHASES
                                                                        ----------
   Investments in the Janus Aspen Series Sub-Accounts (continued):
      Global Research..............................................    $  444,631
      Janus Portfolio..............................................     1,071,631
   Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      Balanced (Service Shares)....................................       420,193
      Forty Portfolio (Service Shares).............................     1,015,731
      Global Research (Service Shares).............................        27,836
      Overseas (Service Shares)....................................       916,019
      Perkins Mid Cap Value Portfolio (Service Shares).............     1,121,067
   Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets Equity......................................       151,977
      International Equity.........................................        20,047
   Investments in the Legg Mason Partners Variable Equity Trust (l) Sub-Accounts:
      ClearBridge Variable All Cap Value Portfolio I (m)(n)(o)......    2,428,748
      ClearBridge Variable Large Cap Value Portfolio I (n)..........    4,347,111
   Investment in the Legg Mason Partners Variable Income Trust Sub-Account:
      Western Asset Variable Global High Yield Bond Portfolio II....    1,313,373
   Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Growth....................................................      397,091
      MFS Investors Trust...........................................      294,757
      MFS New Discovery.............................................    1,501,228
      MFS Research..................................................      204,336
      MFS Total Return..............................................    1,051,135
   Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
      MFS High Yield (Service Class)................................      490,357
      MFS Investors Growth Stock (Service Class)....................      440,194
      MFS Investors Trust (Service Class)...........................      144,413
      MFS New Discovery (Service Class).............................    1,072,072
      MFS Total Return (Service Class)..............................      410,370
      MFS Utilities (Service Class).................................      368,401
      MFS Value (Service Class).....................................      161,752
   Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
     Sub-Accounts:
      Oppenheimer Discovery Mid Cap Growth (SS).....................       98,187
      Oppenheimer Global (SS).......................................      568,498
      Oppenheimer Main Street Small Cap (SS)........................    4,353,183
   Investment in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Account:
      Oppenheimer International Growth (SS)...........................    124,063

(l) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(m) Previously known as ClearBridge Variable Fundamental All Cap Value
Portfolio I
(n) On December 5, 2014, Clearbridge Variable All Cap Value Portfolio I merged into Clearbridge Variable Large Cap Value Portfolio I
(o) For the period beginning January 1, 2014 and ended December 5, 2014

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                              -----------
           Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
              Foreign Bond (US Dollar-Hedged).........................    $   790,461
              Money Market............................................      3,030,313
              PIMCO VIT Real Return...................................        361,911
              PIMCO VIT Total Return..................................      2,420,863
           Investments in the Putnam Variable Trust Sub-Accounts:
              VT High Yield...........................................        246,773
              VT International Value..................................        149,907
           Investments in the Rydex Variable Trust Sub-Accounts:
              Guggenheim VIF Long Short Equity (p)....................         48,078
              Rydex VIF NASDAQ-100 (q)................................        247,452
           Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
              T. Rowe Price Equity Income.............................      1,207,578
              T. Rowe Price Mid-Cap Growth............................      1,223,608
              T. Rowe Price New America Growth........................        630,516
           Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
              T. Rowe Price Blue Chip Growth II.......................        325,758
              T. Rowe Price Equity Income II..........................        437,524
           Investment in the T. Rowe Price International Series, Inc. Sub-Account:
              T. Rowe Price International Stock.......................        572,139
           Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
              Van Kampen UIF Growth...................................        875,682
              Van Kampen UIF Mid Cap Growth...........................        275,243
           Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
              Van Kampen UIF Growth (Class II)...........................     941,638
              Van Kampen UIF U.S. Real Estate (Class II).................     330,315
           Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
              Van Eck VIP Emerging Markets...............................     566,415
              Van Eck VIP Global Hard Assets.............................     198,106
              Van Eck VIP Multi-Manager Alternatives.....................      79,285
           Investments in the Wells Fargo Variable Trust Sub-Accounts:
              Wells Fargo Advantage VT Discovery.........................   1,044,783
              Wells Fargo Advantage VT Opportunity.......................     212,113
                                                                              -----------
                                                                          $99,474,491
                                                                              ===========

(p) Previously known as Guggenheim VT US Long Short Equity
(q) Previously known as Rydex VT NASDAQ 100 Strategy Fund

6.  FINANCIAL HIGHLIGHTS

Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- -----------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  --------------
Investments in the
  The Alger Portfolios (Class 1-2)
   Sub-Accounts:
     Alger Capital Appreciation (Class 1-2)
     2014.........   515   $15.11 - 35.52    $12,123       0.09%     1.25 - 1.80%  11.72 - 12.34%
     2013.........   577    13.52 - 31.62     12,051       0.37      1.25 - 1.80   32.78 - 33.51
     2012.........   577    10.18 - 23.68      9,378       1.00      1.25 - 1.80   16.19 - 16.83
     2011.........   923     8.77 - 20.27     11,846       0.11      1.25 - 1.80  -2.08 -  -1.54
     2010.........   988     8.95 - 20.59     13,529       0.38      1.25 - 1.80   11.99 - 12.61

     Alger Growth & Income (Class 1-2)
     2014.........   296    11.66 - 21.40      5,096       2.17      1.25 - 1.80   10.51 - 11.12
     2013.........   358    10.55 - 19.26      5,409       1.95      1.25 - 1.80   27.60 - 28.31
     2012.........   429     8.27 - 15.01      5,012       3.32      1.25 - 1.80   10.33 - 10.94
     2011.........   470     7.50 - 13.53      4,958       1.72      1.25 - 1.80   4.61 -   5.19
     2010.........   578     7.17 - 12.86      5,808       1.45      1.25 - 1.80   10.27 - 10.87

     Alger Large Cap Growth (Class 1-2)
     2014.........   344    11.17 - 19.59      5,288       0.15      1.25 - 1.80   9.01 -   9.61
     2013.........   374    10.24 - 17.88      5,437       0.76      1.25 - 1.80   32.67 - 33.40
     2012.........   442     7.72 - 13.40      4,776       1.18      1.25 - 1.80   7.90 -   8.50
     2011.........   535     7.16 - 12.35      5,354       1.04      1.25 - 1.80  -2.12 -  -1.58
     2010.........   761     7.31 - 12.55      7,590       0.75      1.25 - 1.80   11.37 - 11.98

     Alger Mid Cap Growth (Class 1-2)
     2014.........   490    15.15 - 28.23     10,036         --      1.25 - 1.80    6.08 -  6.67
     2013.........   607    14.28 - 26.46     11,544       0.32      1.25 - 1.80   33.42 - 34.15
     2012.........   719    10.70 - 19.72     10,225         --      1.25 - 1.80   14.13 - 14.76
     2011.........   882     9.38 - 17.19     10,941       0.35      1.25 - 1.80  -9.91 -  -9.41
     2010......... 1,152    10.41 - 18.97     15,723         --      1.25 - 1.80   17.25 - 17.90

     Alger Small Cap Growth (Class 1-2)
     2014.........   348    11.38 - 19.62      5,584         --      1.25 - 1.80  -1.36 -  -0.81
     2013.........   411    11.53 - 19.78      6,666         --      1.25 - 1.80   31.87 - 32.59
     2012.........   479     8.75 - 14.92      5,756         --      1.25 - 1.80   10.49 - 11.10
     2011.........   586     7.92 - 13.43      6,306         --      1.25 - 1.80  -4.91 -  -4.38
     2010.........   999     8.33 - 14.04     11,833         --      1.25 - 1.80   23.06 - 23.74

Investments in the
  The Alger Portfolios (Class S)
   Sub-Accounts:
     Alger Capital Appreciation (Class S)
     2014.........   111    24.38 - 27.09      2,938         --      1.35 - 2.30   10.84 - 11.91
     2013.........   130    21.99 - 24.21      3,083       0.09      1.35 - 2.30   31.69 - 32.97
     2012.........   223    16.10 - 18.20      3,997       0.60      1.35 - 2.70   11.04 - 16.30
     2011.........   212    14.50 - 15.65      3,270         --      1.35 - 2.30  -2.91 -  -1.97
     2010.........   254    14.93 - 15.97      3,999       0.21      1.35 - 2.30   11.02 - 12.09

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------
                                  ACCUMULATION
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                      ------    ----------------- ---------- ------------- -----------  ---------------
Investments in the
  The Alger Portfolios (Class S)
   Sub-Accounts (continued):
     Alger Large Cap Growth (Class S)
     2014............  339       $16.04 - 17.83     $6,381        -- %     1.35 - 2.30%    8.02 -  9.07%
     2013............  295        14.85 - 16.35      5,174       0.22      1.35 - 2.30    31.48 - 32.76
     2012............  380        10.89 - 12.31      4,996       0.22      1.35 - 2.70     3.02 -  7.90
     2011............  539        10.57 - 11.41      6,624       0.57      1.35 - 2.30   -3.04 -  -2.10
     2010............  665        10.90 - 11.66      8,370       0.50      1.35 - 2.30    10.31 - 11.38

     Alger Mid Cap Growth (Class S)
     2014............  307        15.18 - 16.87      5,059         --      1.35 - 2.30     5.11 -  6.13
     2013............  385        14.44 - 15.89      5,990         --      1.35 - 2.30    32.29 - 33.58
     2012............  501        10.52 - 11.90      5,851         --      1.35 - 2.70     8.97 - 14.13
     2011............  619         9.66 - 10.43      6,344         --      1.35 - 2.30  -10.69 -  -9.82
     2010............  737        10.81 - 11.56      8,393         --      1.35 - 2.30    16.15 - 17.28

Investments in the
  Deutsche Variable Insurance Trust Funds (a)
   Sub-Accounts:
     Deutsche Equity 500 Index VIP B (b)
     2014............   49        21.12 - 22.95      1,081       1.66      1.35 - 2.05    10.73 - 11.52
     2013............   61        19.07 - 20.58      1,218       1.49      1.35 - 2.05    28.98 - 29.90
     2012............  100        14.64 - 15.84      1,559       1.55      1.35 - 2.15    11.94 - 13.86
     2011............  117        13.08 - 13.91      1,607       1.44      1.35 - 2.05    -0.58 -  0.13
     2010............  180        13.16 - 13.89      2,461       1.66      1.35 - 2.05    12.17 - 12.97

     Deutsche Small Cap Index VIP B (c)
     2014............   19        25.72 - 27.95        517       0.76      1.35 - 2.05     2.33 -  3.06
     2013............   23        25.13 - 27.12        606       1.48      1.35 - 2.05    35.47 - 36.44
     2012............   30        18.37 - 19.88        592       0.57      1.35 - 2.15    12.38 - 14.31
     2011............   33        16.35 - 17.39        565       0.67      1.35 - 2.05   -6.53 -  -5.86
     2010............   40        17.49 - 18.47        739       0.64      1.35 - 2.05    23.52 - 24.41

Investments in the
  Deutsche Variable Series I (d)
   Sub-Accounts:
     Deutsche Bond VIP A (e)
     2014............  225        13.41 - 14.85      3,275       3.71      1.25 - 1.80     4.73 -  5.31
     2013............  277        12.80 - 14.10      3,843       3.75      1.25 - 1.80   -4.76 -  -4.23
     2012............  319        13.44 - 14.72      4,633       4.59      1.25 - 1.80     5.85 -  6.43
     2011............  386        12.70 - 13.83      5,257       4.46      1.25 - 1.80     3.80 -  4.38
     2010............  507        12.23 - 13.25      6,644       4.56      1.25 - 1.80     4.89 -  5.46

(a) Previously known as DWS Investments Variable Insurance Trust Funds
(b) Previously known as DWS Equity 500 Index VIP B
(c) Previously known as DWS Small Cap Index VIP B
(d) Previously known as DWS Variable Series I
(e) Previously known as DWS Bond VIP A

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------
                                  ACCUMULATION
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                      ------    ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Deutsche Variable Series I (d)
   Sub-Accounts (continued):
     Deutsche Core Equity VIP A (f)
     2014............   85       $14.57 - 17.49     $1,336       1.08%     1.25 - 1.80%   9.83 -  10.44%
     2013............   95        13.26 - 15.84      1,357       1.44      1.25 - 1.80   34.88 -  35.62
     2012............   96         9.83 - 11.68      1,019       1.53      1.25 - 1.80   13.74 -  14.37
     2011............  133         8.65 - 10.21      1,231       1.31      1.25 - 1.80   -1.92 -  -1.38
     2010............  149         8.82 - 10.35      1,397       1.82      1.25 - 1.80   12.36 -  12.98

     Deutsche Global Small Cap VIP A (g)
     2014............  224        15.80 - 30.89      4,632       0.86      1.25 - 1.80   -5.84 -  -5.32
     2013............  231        16.78 - 32.62      5,218       0.65      1.25 - 1.80   33.52 -  34.25
     2012............  300        12.57 - 24.30      4,950       0.71      1.25 - 1.80   13.31 -  13.93
     2011............  371        11.09 - 21.33      5,434       1.78      1.25 - 1.80  -11.50 - -11.02
     2010............  476        12.53 - 23.97      7,825       0.40      1.25 - 1.80   24.38 -  25.07

     Deutsche International VIP A (h)
     2014............  145         7.14 - 10.85      1,276       1.91      1.25 - 1.80  -13.34 - -12.86
     2013............  191         8.24 - 12.45      1,935       5.53      1.25 - 1.80   18.08 -  18.73
     2012............  214         6.98 - 10.49      1,773       2.25      1.25 - 1.80   18.49 -  19.14
     2011............  250         5.89 -  8.80      1,747       1.89      1.25 - 1.80  -18.16 - -17.71
     2010............  296         7.20 - 10.70      2,550       2.31      1.25 - 1.80   -0.19 -   0.36

Investments in the
  Deutsche Investment Variable Series II (i)
   Sub-Account:
     Deutsche Global Income Builder VIP A II (j)
     2014............  226        13.97 - 14.73      3,264       3.09      1.25 - 1.80    1.98 -   2.54
     2013............  251        13.70 - 14.37      3,534       2.10      1.25 - 1.80   14.55 -  15.18
     2012............  282        11.96 - 12.47      3,458       1.58      1.25 - 1.80   10.96 -  11.57
     2011............  326        10.78 - 11.18      3,589       1.66      1.25 - 1.80   -3.18 -  -2.65
     2010............  430        11.13 - 11.48      4,873       3.16      1.25 - 1.80    9.24 -   9.84

(d) Previously known as DWS Variable Series I
(f) Previously known as DWS Core Equity VIP A
(g) Previously known as DWS Global Small Cap Growth VIP A
(h) Previously known as DWS International VIP A
(i) Previously known as DWS Variable Series II
(j) Previously known as DWS Global Income Builder VIP A II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- -----------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  --------------
Investments in the
  Federated Insurance Series
   Sub-Accounts:
     Federated Fund for U.S. Government Securities II
     2014.........   546   $14.84 - 16.69    $ 8,901       2.90%     1.25 - 1.80%   2.76 -  3.32%
     2013.........   621    14.44 - 16.16      9,848       3.52      1.25 - 1.80  -3.80 -  -3.27
     2012.........   766    15.01 - 16.70     12,591       4.00      1.25 - 1.80    1.13 -  1.69
     2011.........   914    14.85 - 16.42     14,739       4.16      1.25 - 1.80    3.90 -  4.47
     2010......... 1,209    14.29 - 15.72     18,677       4.91      1.25 - 1.80    3.29 -  3.86

     Federated High Income Bond Fund II
     2014.........   416    20.06 - 21.07      9,009       6.49      1.25 - 1.80    0.86 -  1.42
     2013.........   525    19.89 - 20.77     11,248       7.11      1.25 - 1.80    5.08 -  5.66
     2012.........   615    18.93 - 19.66     12,490       8.01      1.25 - 1.80   12.65 - 13.27
     2011.........   669    16.80 - 17.36     11,919       8.82      1.25 - 1.80    3.30 -  3.86
     2010.........   863    16.27 - 16.71     15,032       8.37      1.25 - 1.80   12.68 - 13.31

     Federated Managed Volatility Fund II
     2014.........   153    13.62 - 16.18      2,721       3.55      1.25 - 1.80    2.06 -  2.62
     2013.........   186    13.34 - 15.77      3,184       3.24      1.25 - 1.80   19.57 - 20.23
     2012.........   274    11.16 - 13.12      3,683       2.69      1.25 - 1.80   11.52 - 12.14
     2011.........   218    10.01 - 11.70      2,801       3.82      1.25 - 1.80    2.91 -  3.48
     2010.........   308     9.72 - 11.31      3,722       5.62      1.25 - 1.80   10.09 - 10.69

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Asset Manager
     2014.........   205    14.77 - 18.72      4,388       1.45      1.25 - 1.80    3.94 -  4.52
     2013.........   237    14.21 - 17.91      4,821       1.48      1.25 - 1.80   13.64 - 14.27
     2012.........   290    12.51 - 15.67      4,999       1.46      1.25 - 1.80   10.47 - 11.08
     2011.........   354    11.32 - 14.11      5,396       1.72      1.25 - 1.80  -4.30 -  -3.77
     2010.........   490    11.83 - 14.66      7,635       1.61      1.25 - 1.80   12.23 - 12.85

     VIP Contrafund
     2014......... 1,335    20.15 - 30.09     36,707       0.90      1.25 - 1.80    9.95 - 10.55
     2013......... 1,568    18.33 - 27.22     39,007       1.03      1.25 - 1.80   28.95 - 29.66
     2012......... 1,865    14.21 - 20.99     35,521       1.33      1.25 - 1.80   14.33 - 14.97
     2011......... 2,112    12.43 - 18.26     35,372       0.92      1.25 - 1.80  -4.26 -  -3.73
     2010......... 2,778    12.98 - 18.97     47,794       1.16      1.25 - 1.80   15.13 - 15.76

     VIP Equity-Income
     2014.........   630    18.04 - 21.50     17,038       2.74      1.25 - 1.80    6.78 -  7.37
     2013.........   723    16.90 - 20.02     18,031       2.42      1.25 - 1.80   25.86 - 26.56
     2012.........   859    13.43 - 15.82     16,894       2.99      1.25 - 1.80   15.21 - 15.85
     2011......... 1,058    11.65 - 13.66     17,686       2.29      1.25 - 1.80  -0.83 -  -0.28
     2010......... 1,360    11.75 - 13.70     22,816       1.66      1.25 - 1.80   13.10 - 13.72

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                  ------------------------------------------ ------------------------------------------
                               ACCUMULATION
                  UNITS         UNIT VALUE       NET ASSETS   INVESTMENT     EXPENSE         TOTAL
                  (000S)     LOWEST TO HIGHEST     (000S)    INCOME RATIO*   RATIO**       RETURN***
                  ------     -----------------   ----------  ------------- -----------  ---------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2014........   869       $10.86 - 19.39      $16,344        0.18%     1.25 - 1.80%   9.31 -   9.92%
     2013........   972         9.94 - 17.64       16,627        0.28      1.25 - 1.80   33.91 -  34.64
     2012........ 1,133         7.42 - 13.10       14,263        0.59      1.25 - 1.80   12.64 -  13.26
     2011........ 1,357         6.59 - 11.57       15,090        0.35      1.25 - 1.80   -1.58 -  -1.04
     2010........ 1,700         6.69 - 11.69       18,844        0.25      1.25 - 1.80   21.96 -  22.63

     VIP Index 500
     2014........ 1,427        14.22 - 20.57       25,018        1.54      1.25 - 1.80   11.54 -  12.16
     2013........ 1,658        12.75 - 18.34       26,060        1.86      1.25 - 1.80   29.89 -  30.60
     2012........ 1,855         9.81 - 14.05       22,325        2.03      1.25 - 1.80   13.84 -  14.47
     2011........ 2,233         8.62 - 12.27       23,608        1.83      1.25 - 1.80    0.22 -   0.77
     2010........ 2,712         8.60 - 12.18       28,502        1.81      1.25 - 1.80   12.97 -  13.60

     VIP Money Market
     2014........ 1,233        10.22 - 11.93       14,234        0.01      1.25 - 1.80   -1.77 -  -1.23
     2013........ 1,453        10.40 - 12.08       17,044        0.03      1.25 - 1.80   -1.76 -  -1.21
     2012........ 1,838        10.59 - 12.23       21,681        0.14      1.25 - 1.80   -1.66 -  -1.11
     2011........ 2,196        10.76 - 12.37       26,380        0.11      1.25 - 1.80   -1.67 -  -1.13
     2010........ 2,672        10.95 - 12.51       32,420        0.18      1.25 - 1.80   -1.55 -  -1.00

     VIP Overseas
     2014........   548        10.69 - 16.15        7,597        1.34      1.25 - 1.80   -9.72 -  -9.22
     2013........   554        11.84 - 17.79        8,638        1.28      1.25 - 1.80   28.11 -  28.82
     2012........   688         9.24 - 13.81        8,293        1.93      1.25 - 1.80   18.58 -  19.24
     2011........   796         7.79 - 11.58        8,095        1.33      1.25 - 1.80  -18.64 - -18.19
     2010........ 1,003         9.58 - 14.16       12,482        1.27      1.25 - 1.80   11.10 -  11.71

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager (Service Class 2)
     2014........   134        14.23 - 15.82        2,062        1.13      1.35 - 2.30    3.11 -   4.11
     2013........   178        13.60 - 15.19        2,637        1.25      1.35 - 2.45   12.51 -  13.78
     2012........   217        11.81 - 13.35        2,837        1.15      1.35 - 2.70    7.00 -  10.72
     2011........   290        11.04 - 12.06        3,432        1.58      1.35 - 2.45   -5.19 -  -4.13
     2010........   369        11.64 - 12.58        4,572        1.39      1.35 - 2.45   11.17 -  12.43

     VIP Contrafund (Service Class 2)
     2014........   737        20.44 - 22.72       16,363        0.66      1.35 - 2.30    9.09 -  10.15
     2013........   948        18.74 - 20.62       19,141        0.76      1.35 - 2.30   27.94 -  29.19
     2012........ 1,252        14.12 - 15.96       19,602        1.06      1.35 - 2.70    9.39 -  14.57
     2011........ 1,617        12.91 - 13.93       22,161        0.76      1.35 - 2.30   -5.02 -  -4.09
     2010........ 1,896        13.59 - 14.53       27,156        0.95      1.35 - 2.30   14.24 -  15.35

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                 --------------------------------------------- -------------------------------------------
                              ACCUMULATION
                 UNITS         UNIT VALUE        NET ASSETS     INVESTMENT     EXPENSE          TOTAL
                 (000S)     LOWEST TO HIGHEST      (000S)      INCOME RATIO*   RATIO**        RETURN***
                 ------     -----------------    ----------    ------------- -----------  ----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Equity-Income (Service Class 2)
     2014.......   784       $14.97 - 16.92       $12,975          2.40%     1.35 - 2.45%    5.82 -   7.02%
     2013....... 1,004        14.15 - 15.81        15,578          2.14      1.35 - 2.45    24.70 -  26.10
     2012....... 1,346        11.09 - 12.54        16,601          2.74      1.35 - 2.70    11.60 -  15.47
     2011....... 1,667         9.94 - 10.86        17,869          2.20      1.35 - 2.45    -1.81 -  -0.70
     2010....... 2,067        10.12 - 10.93        22,367          1.54      1.35 - 2.45    12.10 -  13.37

     VIP Growth (Service Class 2)
     2014.......   365        15.82 - 17.58         6,923            --      1.35 - 2.30     8.46 -   9.51
     2013.......   420        14.59 - 16.06         7,288          0.04      1.35 - 2.30    32.87 -  34.17
     2012.......   549        10.58 - 11.97         7,143          0.32      1.35 - 2.70     7.75 -  12.85
     2011.......   788         9.82 - 10.60         9,144          0.12      1.35 - 2.30    -2.33 -  -1.38
     2010....... 1,008        10.06 - 10.75        11,957          0.03      1.35 - 2.30    21.02 -  22.19

     VIP Index 500 (Service Class 2)
     2014....... 1,036        17.04 - 18.93        19,143          1.32      1.35 - 2.30    10.68 -  11.76
     2013....... 1,316        15.39 - 16.94        21,811          1.55      1.35 - 2.30    28.88 -  30.13
     2012....... 1,744        11.51 - 13.02        22,285          1.78      1.35 - 2.70     8.91 -  14.07
     2011....... 2,156        10.57 - 11.41        24,207          1.67      1.35 - 2.30    -0.55 -   0.41
     2010....... 2,588        10.63 - 11.37        28,990          1.62      1.35 - 2.30    12.09 -  13.18

     VIP Investment Grade Bond (Service Class 2)
     2014....... 1,068        12.42 - 13.80        14,832          1.75      1.35 - 2.30     3.19 -   4.19
     2013....... 1,411        12.04 - 13.25        18,820          1.75      1.35 - 2.30   -4.32 -   -3.39
     2012....... 2,113        12.13 - 13.71        29,135          2.02      1.35 - 2.70    -0.53 -   4.17
     2011....... 2,526        12.19 - 13.16        33,713          2.87      1.35 - 2.30     4.58 -   5.59
     2010....... 3,031        11.66 - 12.47        38,590          3.22      1.35 - 2.30     5.07 -   6.10

     VIP Money Market (Service Class 2)
     2014....... 1,699         9.13 - 10.15        16,838          0.01      1.35 - 2.30   -2.29 -   -1.34
     2013....... 2,259         9.35 - 10.29        22,747          0.01      1.35 - 2.30   -2.29 -   -1.34
     2012....... 2,771         9.22 - 10.43        28,325          0.01      1.35 - 2.70  -5.80  -   -1.34
     2011....... 3,242         9.79 - 10.57        33,708          0.01      1.35 - 2.30   -2.28 -   -1.34
     2010....... 3,615        10.02 - 10.71        38,157          0.01      1.35 - 2.30   -2.23 -   -1.28

     VIP Overseas (Service Class 2)
     2014.......   906        13.33 - 14.81        13,199          0.99      1.35 - 2.30  -10.41 -   -9.53
     2013....... 1,066        14.65 - 16.37        17,189          1.01      1.35 - 2.45    26.98 -  28.41
     2012....... 1,370        11.28 - 12.75        17,246          1.64      1.35 - 2.70    14.77 -  18.75
     2011....... 1,728         9.83 - 10.74        18,393          1.16      1.35 - 2.45   -19.36 - -18.45
     2010....... 1,860        12.18 - 13.17        24,371          1.05      1.35 - 2.45    10.07 -  11.31

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Small Cap Equity Insights (k)
     2014.........    31   $26.44 - 27.26    $   850       0.72%     1.40 - 1.60%   5.23 -   5.44%
     2013.........    35    25.13 - 25.85        907       0.84      1.40 - 1.60   33.47 -  33.74
     2012.........    55    18.83 - 19.33      1,044       1.10      1.40 - 1.60   11.04 -  11.26
     2011.........    69    16.96 - 17.37      1,179       0.85      1.40 - 1.60   -0.92 -  -0.72
     2010.........   101    17.11 - 17.50      1,758       0.50      1.40 - 1.60   28.06 -  28.31

     VIT Strategic International Equity
     2014.........    58    11.13 - 11.48        655       3.40      1.40 - 1.60  -9.01 -   -8.83
     2013.........    70    12.24 - 12.59        874       1.70      1.40 - 1.60   22.23 -  22.48
     2012.........    89    10.01 - 10.28        905       2.03      1.40 - 1.60   19.31 -  19.55
     2011.........   116     8.39 -  8.60        991       3.22      1.40 - 1.60  -16.40 - -16.23
     2010.........   183    10.04 - 10.26      1,866       1.32      1.40 - 1.60    8.61 -   8.83

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise
     2014.........    23    12.39 - 13.13        293       0.03      1.35 - 2.05    6.22 -   6.98
     2013.........    34    11.67 - 12.28        413       0.43      1.35 - 2.05   37.27 -  38.25
     2012 (s).....    39     8.45 -  8.88        340         --      1.35 - 2.15   -3.92 -  -3.39

     Invesco V.I. American Value
     2014.........   528    23.09 - 25.48     13,873       0.45      1.25 - 2.15    7.39 -   8.39
     2013.........   626    21.50 - 23.51     15,239       0.67      1.25 - 2.15   31.38 -  32.60
     2012.........   762    16.37 - 17.73     14,063       0.70      1.25 - 2.15   14.78 -  15.85
     2011......... 1,019    14.26 - 15.31     16,350       0.67      1.25 - 2.15  -1.24  -  -0.33
     2010......... 1,349    14.44 - 15.36     21,827       0.92      1.25 - 2.15   19.62 -  20.72

     Invesco V.I. High Yield
     2014.........    81    16.53 - 18.43      1,369       4.41      1.35 - 2.15   -0.46 -   0.35
     2013.........    91    16.61 - 18.37      1,550       4.46      1.35 - 2.15    4.71 -   5.56
     2012.........   131    15.86 - 17.40      2,115       4.97      1.35 - 2.15   14.65 -  15.59
     2011 (t).....   164    13.83 - 15.05      2,292         --      1.35 - 2.15   -5.03 -  -4.51

(k) Previously known as VIT Structured Small Cap Equity
(s) For the period beginning April 27, 2012 and ended December 31, 2012
(t) For the period beginning April 29, 2011 and ended December 31, 2011

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- -----------------------------------------
                                  ACCUMULATION
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                      ------    ----------------- ---------- ------------- -----------  --------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Value Opportunities
     2014............   354      $13.26 - 14.48    $ 4,963       1.30%     1.25 - 2.05%   4.43 -  5.29%
     2013............   457       12.70 - 13.75      6,095       1.41      1.25 - 2.05   31.02 - 32.09
     2012............   575        9.61 - 10.41      5,826       1.46      1.25 - 2.15   14.27 - 16.24
     2011............   751        8.41 -  8.95      6,579       0.83      1.25 - 2.05  -5.03 -  -4.25
     2010............ 1,041        8.85 -  9.35      9,554       0.56      1.25 - 2.05    5.15 -  6.02

Investments in the
  Invesco Investment Services Series II
   Sub-Accounts:
     Invesco V.I. American Franchise II
     2014............    62       12.96 - 14.40        874         --      1.35 - 2.30    5.68 -  6.71
     2013............    82       12.26 - 13.49      1,084       0.23      1.35 - 2.30   36.58 - 37.91
     2012 (s)........   113        8.65 -  9.78      1,084         --      1.35 - 2.70   -4.47 - -3.57

     Invesco V.I. Core Equity II
     2014............   195       14.74 - 16.04      3,072       0.64      1.35 - 2.30    5.37 -  6.39
     2013............   268       13.99 - 15.07      3,981       1.20      1.35 - 2.30   25.97 - 27.20
     2012............   335       10.81 - 11.85      3,923       0.87      1.35 - 2.70    7.99 - 12.08
     2011............   391       10.01 - 10.57      4,087       0.76      1.35 - 2.30  -2.58 -  -1.64
     2010............   463       10.27 - 10.75      4,933       0.77      1.35 - 2.30    6.74 -  7.77

     Invesco V.I. Government Securities II
     2014............   285       10.95 - 12.10      3,364       2.76      1.35 - 2.25    1.54 -  2.48
     2013............   330       10.78 - 11.80      3,808       3.14      1.35 - 2.25  -5.04 -  -4.17
     2012............   459       10.89 - 12.32      5,552       2.84      1.35 - 2.70   -4.11 -  0.84
     2011 (t)........   542       11.36 - 12.21      6,512         --      1.35 - 2.25    5.01 -  5.66

     Invesco V.I. Growth and Income II
     2014............ 1,012       17.62 - 20.72     19,710       1.42      1.25 - 2.30    7.44 -  8.60
     2013............ 1,303       16.40 - 19.08     23,447       1.25      1.25 - 2.30   30.69 - 32.11
     2012............ 1,745       12.10 - 14.44     23,808       1.26      1.25 - 2.70    7.70 - 12.92
     2011............ 2,243       11.23 - 12.79     27,211       0.98      1.25 - 2.30  -4.51 -  -3.47
     2010............ 2,874       11.77 - 13.25     36,316       0.10      1.25 - 2.30    9.61 - 10.80

     Invesco V.I. Mid Cap Core Equity II
     2014............   312       16.38 - 18.20      5,550         --      1.35 - 2.30    1.77 -  2.76
     2013............   402       16.09 - 17.71      6,978       0.49      1.35 - 2.30   25.51 - 26.73
     2012............   555       12.36 - 13.97      7,606         --      1.35 - 2.70    4.19 -  9.12
     2011............   727       11.86 - 12.81      9,152       0.09      1.35 - 2.30  -8.65 -  -7.76
     2010............   799       12.99 - 13.88     10,939       0.32      1.35 - 2.30   11.16 - 12.24

(s) For the period beginning April 27, 2012 and ended December 31, 2012
(t) For the period beginning April 29, 2011 and ended December 31, 2011

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------
                                 ACCUMULATION
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                       ------  ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Invesco Investment Services Series II
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth II
     2014.............   216    $19.27 - 21.26    $ 4,439        -- %     1.25 - 2.10%   5.43 -   6.35%
     2013.............   270     18.28 - 19.99      5,224       0.21      1.25 - 2.10   33.74 -  34.91
     2012.............   325     12.94 - 14.82      4,686         --      1.25 - 2.70    3.45 -  10.24
     2011.............   442     12.51 - 13.44      5,792         --      1.25 - 2.10  -11.26 - -10.48
     2010.............   568     13.90 - 15.01      8,353         --      1.25 - 2.30   24.35 -  25.69

     Invesco V.I. Value Opportunities II
     2014.............   211     12.47 - 13.86      2,866       1.14      1.35 - 2.30    3.94 -   4.95
     2013.............   293     12.00 - 13.21      3,792       1.13      1.35 - 2.30   30.21 -  31.47
     2012.............   434      8.89 - 10.05      4,275       1.18      1.35 - 2.70   10.82 -  16.06
     2011.............   588      8.02 -  8.66      5,009       0.61      1.35 - 2.30   -5.61 -  -4.70
     2010.............   696      8.50 -  9.08      6,238       0.34      1.35 - 2.30    4.49 -   5.50

Investments in the
  J.P. Morgan Series Trust II
   Sub-Account:
     JPMorgan IT Small Cap Core Portfolio
     2014.............    44     25.73 - 26.52      1,136       0.14      1.40 - 1.60    7.86 -   8.07
     2013.............    50     23.86 - 24.54      1,205       0.56      1.40 - 1.60   40.04 -  40.32
     2012.............    56     17.04 - 17.49        960       0.23      1.40 - 1.60   17.82 -  18.06
     2011.............    78     14.46 - 14.82      1,149       0.14      1.40 - 1.60   -6.28 -  -6.09
     2010.............   110     15.43 - 15.78      1,720         --      1.40 - 1.60   25.11 -  25.36

Investments in the
  Janus Aspen Series
   Sub-Accounts:
     Balanced
     2014.............   798     18.85 - 29.88     23,894       1.72      1.25 - 1.80    6.57 -   7.16
     2013.............   931     17.68 - 27.89     25,657       1.56      1.25 - 1.80   18.01 -  18.66
     2012............. 1,082     14.98 - 23.50     24,781       2.86      1.25 - 1.80   11.59 -  12.21
     2011............. 1,276     13.43 - 20.94     25,615       2.34      1.25 - 1.80   -0.17 -   0.38
     2010............. 1,473     13.45 - 20.87     30,164       2.72      1.25 - 1.80    6.45 -   7.04

     Enterprise
     2014.............   552     10.12 - 30.23     14,650       0.15      1.25 - 1.80   10.52 -  11.12
     2013.............   629      9.16 - 27.20     14,797       0.50      1.25 - 1.80   30.02 -  30.73
     2012.............   729      7.04 - 20.81     12,925          -      1.25 - 1.80   15.19 -  15.83
     2011.............   878      6.12 - 17.96     13,562          -      1.25 - 1.80   -3.18 -  -2.64
     2010............. 1,255      6.32 - 18.45     19,901       0.06      1.25 - 1.80   23.61 -  24.29

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                    AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------ ------------------------------------------
                                    ACCUMULATION
                          UNITS      UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------  ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Janus Aspen Series
   Sub-Accounts (continued):
     Flexible Bond
     2014................   414    $19.02 - 21.32    $ 8,777       3.36%     1.25 - 1.80%   3.06 -   3.63%
     2013................   490     18.46 - 20.57     10,023       2.34      1.25 - 1.80   -1.92 -  -1.38
     2012................   591     18.82 - 20.86     12,269       3.54      1.25 - 1.80    6.40 -   6.99
     2011................   693     17.69 - 19.50     13,373       3.56      1.25 - 1.80    4.85 -   5.42
     2010................   834     16.87 - 18.50     15,360       3.87      1.25 - 1.80    6.05 -   6.63

     Forty Portfolio
     2014................    94     22.72 - 24.24      2,243       0.15      1.35 - 1.95    6.61 -   7.26
     2013................   115     21.31 - 22.60      2,567       0.72      1.35 - 1.95   29.46 -  29.81
     2012................   148     16.27 - 17.46      2,539       0.71      1.35 - 2.15   20.54 -  22.48
     2011................   186     13.50 - 14.25      2,615       0.37      1.35 - 2.05   -8.60 -  -7.95
     2010................   275     14.77 - 15.49      4,205       0.32      1.35 - 2.05    4.56 -   5.31

     Global Research
     2014................   631      8.27 - 15.76     11,437       1.06      1.25 - 1.80    5.53 -   6.11
     2013................   715      7.83 - 14.85     12,210       1.20      1.25 - 1.80   26.14 -  26.83
     2012................   801      6.21 - 11.71     10,765       0.85      1.25 - 1.80   17.93 -  18.59
     2011................   948      5.27 -  9.87     10,679       0.57      1.25 - 1.80  -15.28 - -14.81
     2010................ 1,143      6.22 - 11.59     14,988       0.57      1.25 - 1.80   13.77 -  14.40

     Janus Portfolio
     2014................   521     10.25 - 18.93     11,507       0.35      1.25 - 1.80   10.98 -  11.59
     2013................   598      9.24 - 16.96     11,860       0.77      1.25 - 1.80   28.01 -  28.72
     2012................   697      7.22 - 13.18     10,612       0.57      1.25 - 1.80   16.47 -  17.11
     2011................   903      6.20 - 11.25     11,442       0.57      1.25 - 1.80   -6.99 -  -6.48
     2010................ 1,098      6.66 - 12.03     14,666       1.04      1.25 - 1.80   12.48 -  13.10

Investments in the
  Janus Aspen Series (Service Shares)
   Sub-Accounts:
     Balanced (Service Shares)
     2014................   267     18.58 - 20.65      5,389       1.47      1.35 - 2.30    5.75 -   6.78
     2013................   325     17.57 - 19.34      6,164       1.36      1.35 - 2.30   17.05 -  18.19
     2012................   421     14.47 - 16.36      6,759       2.49      1.35 - 2.70    6.79 -  11.84
     2011................   562     13.55 - 14.63      8,085       2.18      1.35 - 2.30   -0.97 -  -0.01
     2010................   656     13.69 - 14.63      9,453       2.43      1.35 - 2.30    5.63 -   6.66

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       -------------------------------------- ------------------------------------------
                                   ACCUMULATION
                       UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                       (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                       ------    ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Janus Aspen Series (Service Shares)
   Sub-Accounts (continued):
     Forty Portfolio (Service Shares)
     2014............    120      $21.46 - 23.85    $ 2,778       0.03%     1.35 - 2.30%   5.97 -   7.00%
     2013............    172       20.25 - 22.29      3,733       0.60      1.35 - 2.30   27.88 -  29.12
     2012............    256       15.27 - 17.26      4,330       0.57      1.35 - 2.70   16.66 -  22.18
     2011............    326       13.09 - 14.13      4,524       0.25      1.35 - 2.30   -9.08 -  -8.20
     2010............    383       14.39 - 15.39      5,805       0.21      1.35 - 2.30    4.03 -   5.04

     Global Research (Service Shares)
     2014............     48       11.90 - 13.09        649       0.92      1.35 - 2.05    4.98 -   5.73
     2013............     58       11.34 - 12.38        751       1.02      1.35 - 2.05   25.45 -  26.35
     2012............     75        8.93 -  9.80        766       0.72      1.35 - 2.15   16.04 -  18.24
     2011............    103        7.70 -  8.29        890       0.46      1.35 - 2.05  -15.75 - -15.15
     2010............    136        9.14 -  9.77      1,383       0.47      1.35 - 2.05   13.15 -  13.96

     Overseas (Service Shares)
     2014............    304       10.10 - 11.97      3,475       3.06      1.25 - 2.30  -14.12 - -13.19
     2013............    370       11.76 - 13.79      4,866       2.95      1.25 - 2.30   11.65 -  12.86
     2012............    488       10.16 - 12.22      5,693       0.59      1.25 - 2.70    6.60 -  11.77
     2011............    844        9.53 - 10.94      8,826       0.35      1.25 - 2.30  -33.89 - -33.18
     2010............    835       14.41 - 16.36     13,169       0.52      1.25 - 2.30   22.15 -  23.47

     Perkins Mid Cap Value Portfolio (Service Shares)
     2014............    411       19.53 - 21.70      8,706       1.20      1.35 - 2.30    5.95 -   6.98
     2013............    525       18.43 - 20.29     10,402       1.10      1.35 - 2.30   22.92 -  24.11
     2012............    686       14.46 - 16.34     10,989       0.81      1.35 - 2.70    4.35 -   9.29
     2011............    930       13.85 - 14.95     13,665       0.58      1.35 - 2.30  -5.21 -   -4.29
     2010............  1,086       14.61 - 15.62     16,718       0.47      1.35 - 2.30   12.71 -  13.81

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Accounts:
     Emerging Markets Equity
     2014.............    60       36.52 - 40.17      2,151       1.41      1.35 - 2.05   -6.59 -  -5.92
     2013.............    86       39.10 - 42.70      3,330       1.23      1.35 - 2.05   -3.27 -  -2.58
     2012.............   107       39.95 - 43.83      4,241       1.49      1.35 - 2.15   18.16 -  20.40
     2011.............   136       33.81 - 36.40      4,493       1.62      1.35 - 2.05  -19.68 - -19.11
     2010.............   197       42.10 - 45.00      8,024       1.10      1.35 - 2.05   20.18 -  21.04

     International Equity
     2014.............    32       12.76 - 13.15        414       1.37      1.40 - 1.60   -5.73 -  -5.54
     2013.............    44       13.53 - 13.92        606       1.10      1.40 - 1.60   18.85 -  19.08
     2012.............    64       11.38 - 11.69        734       1.59      1.40 - 1.60   19.18 -  19.42
     2011.............    75        9.55 -  9.79        724       1.90      1.40 - 1.60   -8.74 -  -8.56
     2010.............    91       10.47 - 10.70        967       1.13      1.40 - 1.60    5.03 -   5.24

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      --------------------------------------- -----------------------------------------
                                 ACCUMULATION
                      UNITS       UNIT VALUE      NET ASSETS   INVESTMENT     EXPENSE         TOTAL
                      (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO*   RATIO**       RETURN***
                      ------   -----------------  ----------  ------------- -----------  --------------
Investments in the
  Legg Mason Partners Variable Equity Trust (l)
   Sub-Accounts:
     ClearBridge Variable All Cap Value Portfolio I (m)
     2014 (n)(o).....    --     $12.11 - 12.88     $    --        33.25%    1.35 - 2.15%   6.98 -  7.79%
     2013............   303      11.32 - 11.95       3,574         1.29     1.35 - 2.15   30.38 - 30.46
     2012............   391       8.48 -  9.17       3,553         1.59     1.35 - 2.70    9.74 - 13.42
     2011............   492       7.72 -  8.08       3,950         1.21     1.35 - 2.30  -8.35 -  -7.46
     2010............   653       8.43 -  8.73       5,670         1.50     1.35 - 2.30   13.92 - 15.03

     ClearBridge Variable Large Cap Value Portfolio I
     2014 (n)........   489      13.05 - 20.07       8,826         2.00     1.25 - 2.30    9.14 - 10.32
     2013............   388      11.96 - 18.20       6,426         1.50     1.25 - 2.30   29.53 - 30.73
     2012............   511       9.04 - 13.92       6,511         2.36     1.25 - 2.70   11.20 - 15.05
     2011............   531       8.13 - 12.10       5,830         2.08     1.25 - 2.30    2.54 -  3.65
     2010............   705       7.92 - 11.67       7,515         2.78     1.25 - 2.30    6.95 -  8.11

Legg Mason Partners Variable Income Trust
   Sub-Account:
     Western Asset Variable Global High Yield Bond Portfolio II
     2014............   548      14.91 - 16.57       8,882         5.86     1.35 - 2.30  -3.77 -  -2.84
     2013............   689      15.49 - 17.05      11,516         5.01     1.35 - 2.30    3.62 -  4.63
     2012............   882      14.42 - 16.30      14,115         6.36     1.35 - 2.70   11.21 - 16.48
     2011............ 1,105      12.96 - 13.99      15,214         7.07     1.35 - 2.30  -1.05 -  -0.09
     2010............ 1,316      13.10 - 14.01      18,175         7.58     1.35 - 2.30   12.06 - 13.15

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2014............   166      10.16 - 21.92       2,744         0.10     1.25 - 1.80    7.00 -  7.59
     2013............   197       9.50 - 20.37       3,062         0.23     1.25 - 1.80   34.41 - 35.15
     2012............   250       7.07 - 15.07       2,791           --     1.25 - 1.80   15.29 - 15.92
     2011............   311       6.13 - 13.00       3,075         0.20     1.25 - 1.80  -2.10 -  -1.56
     2010............   389       6.26 - 13.21       3,761         0.12     1.25 - 1.80   13.28 - 13.91

     MFS Investors Trust
     2014............   101      14.91 - 19.03       1,705         0.86     1.25 - 1.80    9.03 -  9.63
     2013............   113      13.67 - 17.36       1,758         1.05     1.25 - 1.80   29.70 - 30.41
     2012............   151      10.54 - 13.31       1,792         0.89     1.25 - 1.80   17.05 - 17.70
     2011............   176       9.01 - 11.31       1,786         0.94     1.25 - 1.80  -3.92 -  -3.39
     2010............   245       9.37 - 11.70       2,564         1.35     1.25 - 1.80    9.12 -  9.72

(l) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(m) Previously known as ClearBridge Variable Fundamental All Cap Value
Portfolio I
(n) On December 5, 2014, Clearbridge Variable All Cap Value Portfolio I merged into Clearbridge Variable Large Cap Value Portfolio I
(o) For the period beginning January 1, 2014 and ended December 5, 2014

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                     AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                           ------------------------------------- ------------------------------------------
                                     ACCUMULATION
                           UNITS      UNIT VALUE      NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------  -----------------  ---------- ------------- -----------  ---------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2014.................   269    $15.17 - 34.39     $ 5,613        -- %     1.25 - 1.80%  -8.91 -  -8.41%
     2013.................   345     16.65 - 37.55       7,647         --      1.25 - 1.80   39.00 -  39.76
     2012.................   356     11.98 - 26.87       5,770         --      1.25 - 1.80   19.06 -  19.72
     2011.................   464     10.06 - 22.44       6,190         --      1.25 - 1.80  -11.87 - -11.38
     2010.................   603     11.42 - 25.32       9,188         --      1.25 - 1.80   33.91 -  34.65

     MFS Research
     2014.................    78     13.13 - 20.39       1,389       0.85      1.25 - 1.80    8.24 -   8.83
     2013.................   135     12.13 - 18.73       2,174       0.30      1.25 - 1.80   29.93 -  30.64
     2012.................   267      9.34 - 14.34       2,974       0.91      1.25 - 1.80   15.18 -  15.81
     2011.................   147      8.11 - 12.38       1,624       0.87      1.25 - 1.80   -2.22 -  -1.68
     2010.................   167      8.29 - 12.59       1,849       0.89      1.25 - 1.80   13.83 -  14.46

     MFS Total Return
     2014.................   496     18.99 - 22.65      10,290       1.94      1.25 - 1.80    6.56 -   7.15
     2013.................   603     17.82 - 21.14      11,779       1.76      1.25 - 1.80   16.92 -  17.57
     2012.................   704     15.24 - 17.98      11,736       2.76      1.25 - 1.80    9.27 -   9.87
     2011.................   810     13.95 - 16.37      12,317       2.55      1.25 - 1.80   -0.04 -   0.51
     2010................. 1,028     13.95 - 16.28      15,553       2.82      1.25 - 1.80    7.97 -   8.56

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS High Yield (Service Class)
     2014.................   224     14.63 - 16.26       3,548       4.87      1.35 - 2.30    0.18 -   1.15
     2013 (r).............   289     14.61 - 16.08       4,544       2.49      1.35 - 2.30    2.94 -   3.32

     MFS Investor Growth Stock (Service Class)
     2014.................   312     16.99 - 18.88       5,764       0.27      1.35 - 2.30    8.56 -   9.61
     2013.................   423     15.65 - 17.23       7,135       0.43      1.35 - 2.30   27.06 -  28.30
     2012.................   579     11.88 - 13.43       7,630       0.22      1.35 - 2.70    9.90 -  15.10
     2011.................   741     10.81 - 11.67       8,518       0.25      1.35 - 2.30   -1.93 -  -0.98
     2010.................   860     11.02 - 11.78       9,998       0.28      1.35 - 2.30    9.57 -  10.64

     MFS Investors Trust (Service Class)
     2014.................    59     18.35 - 19.84       1,147       0.73      1.35 - 2.05    8.44 -   9.22
     2013.................    77     16.75 - 18.16       1,364       1.05      1.35 - 2.15   28.91 -  29.96
     2012.................   113     12.36 - 13.98       1,551       0.76      1.35 - 2.70   10.58 -  17.22
     2011.................   140     11.18 - 11.92       1,634       0.78      1.35 - 2.15   -4.51 -  -3.73
     2010.................   162     11.58 - 12.38       1,978       1.00      1.35 - 2.30    8.33 -   9.38

(r) For the period beginning August 16, 2013 and ended December 31, 2013

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------
                              ACCUMULATION
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO*   RATIO**       RETURN***
                    ------  -----------------  ---------- ------------- -----------  ---------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS New Discovery (Service Class)
     2014..........   180    $17.26 - 19.94     $ 3,527        -- %     1.35 - 2.15%  -9.48 -  -8.74%
     2013..........   242     19.85 - 21.10       5,195         --      1.35 - 2.30   37.97 -  39.31
     2012..........   295     13.87 - 15.68       4,538         --      1.35 - 2.70   13.87 -  19.26
     2011..........   407     12.18 - 12.70       5,270         --      1.35 - 2.30  -12.55 - -11.70
     2010..........   556     13.93 - 14.38       8,171         --      1.35 - 2.30   32.82 -  34.11

     MFS Total Return (Service Class)
     2014..........   344     14.40 - 16.27       5,446       1.51      1.35 - 2.45    5.58 -   6.78
     2013..........   509     13.63 - 15.24       7,585       1.60      1.35 - 2.45   15.83 -  17.14
     2012..........   625     11.50 - 13.01       7,961       2.53      1.35 - 2.70    5.76 -   9.43
     2011..........   826     10.88 - 11.89       9,649       2.44      1.35 - 2.45   -0.90 -   0.22
     2010.......... 1,007     10.98 - 11.86      11,768       2.55      1.35 - 2.45    6.95 -   8.15

     MFS Utilities (Service Class)
     2014..........    70     27.21 - 30.34       2,405       2.00      1.35 - 2.15   10.05 -  10.95
     2013..........    90     24.72 - 27.34       2,779       2.19      1.35 - 2.15   17.63 -  18.59
     2012..........   116     21.02 - 23.06       2,987       6.21      1.35 - 2.15   10.77 -  11.68
     2011..........   174     18.97 - 20.65       4,007       3.00      1.35 - 2.15    4.22 -   5.07
     2010..........   230     18.21 - 19.65       5,098       3.10      1.35 - 2.15   11.07 -  11.98

     MFS Value (Service Class)
     2014..........   107     19.67 - 21.26       2,234       1.30      1.35 - 2.05    7.94 -   8.71
     2013..........   147     17.95 - 19.55       2,813       1.02      1.35 - 2.20   33.77 -  33.83
     2012..........   200     12.93 - 14.62       2,864       1.31      1.35 - 2.70    8.27 -  14.31
     2011..........   318     11.94 - 12.79       4,006       1.26      1.35 - 2.20   -2.65 -  -1.81
     2010..........   356     12.22 - 13.02       4,577       1.25      1.35 - 2.25    8.72 -   9.72

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Discovery Mid Cap Growth (SS)
     2014..........   102     14.73 - 16.17       1,620         --      1.35 - 2.30    3.10 -   4.10
     2013..........   149     14.29 - 15.54       2,272         --      1.35 - 2.30   32.51 -  33.79
     2012..........   173     10.45 - 11.61       1,978         --      1.35 - 2.70    9.97 -  14.59
     2011..........   207      9.50 - 10.13       2,069         --      1.35 - 2.30   -1.48 -  -0.52
     2010..........   230      9.64 - 10.19       2,318         --      1.35 - 2.30   24.24 -  25.45

     Oppenheimer Global (SS)
     2014..........   290     17.53 - 19.48       5,513       0.88      1.35 - 2.30   -0.29 -   0.68
     2013..........   387     17.58 - 19.35       7,326       1.19      1.35 - 2.30   24.07 -  25.28
     2012..........   517     13.66 - 15.44       7,815       1.88      1.35 - 2.70   13.92 -  19.31
     2011..........   668     11.99 - 12.94       8,485       1.13      1.35 - 2.30  -10.63 -  -9.76
     2010..........   770     13.42 - 14.34      10,861       1.25      1.35 - 2.30   13.04 -  14.14

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street Small Cap (SS)
     2014.........   898   $20.78 - 27.13    $21,797       0.63%     1.25 - 2.30%   9.09 -  10.27%
     2013......... 1,147    19.05 - 24.60     25,326       0.72      1.25 - 2.30   37.39 -  38.88
     2012......... 1,417    13.37 - 17.71     22,501       0.33      1.25 - 2.70   10.83 -  16.21
     2011......... 1,835    12.06 - 15.24     25,052       0.42      1.25 - 2.30   -4.62 -  -3.59
     2010......... 2,222    12.64 - 15.81     31,769       0.41      1.25 - 2.30   20.23 -  21.53

Investments in the
  Panorama Series Fund, Inc. (Service Shares ("SS"))
   Sub-Account:
     Oppenheimer International Growth (SS)
     2014.........    73    17.60 - 19.63      1,440       0.94      1.35 - 2.15   -9.15 -  -8.41
     2013.........    86    19.38 - 21.43      1,832       1.14      1.35 - 2.15   23.01 -  24.02
     2012.........    97    15.75 - 17.28      1,669       1.14      1.35 - 2.15   19.06 -  20.04
     2011.........   133    13.23 - 14.40      1,920       0.79      1.35 - 2.15   -9.59 -  -8.86
     2010.........   162    14.63 - 15.80      2,560       0.97      1.35 - 2.15   12.15 -  13.07

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Accounts:
     Foreign Bond (US Dollar-Hedged)
     2014.........   678    14.70 - 17.70     11,325       1.80      1.25 - 2.30    8.60 -   9.78
     2013.........   890    13.54 - 16.12     13,530       1.87      1.25 - 2.30   -1.81 -  -0.75
     2012......... 1,123    13.29 - 16.24     17,236       2.23      1.25 - 2.70    4.41 -   9.47
     2011......... 1,358    12.73 - 14.84     19,144       2.10      1.25 - 2.30    4.32 -   5.44
     2010......... 1,623    12.21 - 14.07     21,819       1.92      1.25 - 2.30    6.00 -   7.15

     Money Market
     2014......... 1,456     9.05 - 10.06     14,626       0.01      1.35 - 2.30   -2.29 -  -1.34
     2013......... 2,275     9.26 - 10.17     23,018       0.06      1.35 - 2.30   -2.24 -  -1.29
     2012......... 2,425     9.14 - 10.33     25,101       0.06      1.35 - 2.70   -5.75 -  -1.29
     2011......... 3,351     9.69 - 10.44     35,314       0.06      1.35 - 2.30   -2.24 -  -1.29
     2010......... 4,059     9.91 - 10.58     43,555       0.05      1.35 - 2.30   -2.25 -  -1.30

     PIMCO VIT Real Return
     2014.........   842    12.81 - 14.23     11,718       1.43      1.35 - 2.30    0.72 -   1.70
     2013......... 1,109    12.72 - 14.00     15,204       1.43      1.35 - 2.30  -11.31 - -10.44
     2012......... 1,540    13.82 - 15.63     23,671       1.11      1.35 - 2.70    2.44 -   7.28
     2011......... 1,822    13.49 - 14.57     26,195       2.12      1.35 - 2.30    9.11 -  10.17
     2010......... 2,174    12.37 - 13.22     28,459       1.47      1.35 - 2.30    5.62 -   6.65

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                    AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------- ------------------------------------------
                                     ACCUMULATION
                          UNITS       UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------   ----------------- ---------- ------------- -----------  ---------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Accounts (continued):
     PIMCO VIT Total Return
     2014................ 2,457     $14.03 - 17.38    $ 40,789      2.14%     1.25 - 2.30%   1.88 -   2.98%
     2013................ 3,236      13.56 - 16.88      52,117      2.18      1.25 - 2.45   -4.36 -  -3.18
     2012................ 4,491      13.86 - 17.43      74,608      2.58      1.25 - 2.70    4.48 -   8.23
     2011................ 5,616      13.26 - 16.11      86,701      2.60      1.25 - 2.45    1.08 -   2.33
     2010................ 6,864      13.12 - 15.74     104,764      2.48      1.25 - 2.45    5.47 -   6.77

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT High Yield
     2014................    91      20.06 - 22.07       1,950      6.97      1.35 - 2.05   -0.52 -   0.19
     2013................   128      20.17 - 22.03       2,753      6.96      1.35 - 2.05    5.64 -   6.40
     2012................   144      18.87 - 20.70       2,904      7.98      1.35 - 2.15   12.31 -  14.44
     2011................   191      16.80 - 18.09       3,379      9.15      1.35 - 2.05   -0.33 -   0.38
     2010................   293      16.86 - 18.02       5,172      7.62      1.35 - 2.05   11.71 -  12.50

     VT International Value
     2014................   126      13.80 - 15.48       1,881      1.48      1.25 - 1.95  -11.25 - -10.61
     2013................   169      15.55 - 17.32       2,810      2.55      1.25 - 1.95   20.69 -  21.23
     2012................   199      12.68 - 14.35       2,745      3.15      1.25 - 2.15   17.83 -  20.19
     2011................   238      10.76 - 11.94       2,744      2.80      1.25 - 2.05  -15.55 - -14.85
     2010................   304      12.74 - 14.02       4,127      3.28      1.25 - 2.05    4.93 -   5.79

Investments in the
  Rydex Variable Trust
   Sub-Accounts:
     Guggenheim VIF Long Short Equity (p)
     2014................    86      12.79 - 14.22       1,235        --      1.35 - 2.30    0.43 -   1.41
     2013................   133      12.74 - 14.02       1,895        --      1.35 - 2.30   14.76 -  15.87
     2012................   170      10.70 - 12.10       2,068        --      1.35 - 2.70   -1.64 -   3.02
     2011................   206      10.88 - 11.74       2,432        --      1.35 - 2.30   -8.71 -  -7.82
     2010................   232      11.92 - 12.74       2,988        --      1.35 - 2.30    8.65 -   9.71

     Rydex VIF NASDAQ-100 (q)
     2014................    80      18.31 - 19.86       1,061        --      1.35 - 1.95   15.16 -  15.86
     2013................    75      15.90 - 17.14         900        --      1.35 - 1.95   32.00 -  32.80
     2012................   116      11.77 - 12.91         999        --      1.35 - 2.15   11.86 -  15.19
     2011................   121      10.52 - 11.21         954        --      1.35 - 1.95    0.18 -   0.79
     2010................   166      10.40 - 11.12       1,305        --      1.35 - 2.05   16.06 -  16.89

(p) Previously known as Guggenheim VT US Long Short Equity
(q) Previously known as Rydex VT NASDAQ 100 Strategy Fund

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- -----------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  --------------
Investments in the
  T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
     T. Rowe Price Equity Income
     2014.........   510   $21.73 - 25.13    $11,806       1.71%     1.25 - 1.80%   5.46 -  6.04%
     2013.........   593    20.61 - 23.69     13,016       1.54      1.25 - 1.80   27.41 - 28.11
     2012.........   694    16.17 - 18.50     11,973       2.18      1.25 - 1.80   15.05 - 15.69
     2011.........   833    14.06 - 15.99     12,440       1.72      1.25 - 1.80  -2.48 -  -1.94
     2010......... 1,106    14.41 - 16.30     16,880       1.84      1.25 - 1.80   12.97 - 13.59

     T. Rowe Price Mid-Cap Growth
     2014.........   315    28.07 - 44.94     10,753         --      1.25 - 1.80   11.10 - 11.71
     2013.........   366    25.26 - 40.23     11,239         --      1.25 - 1.80   34.26 - 35.00
     2012.........   432    18.82 - 29.80      9,840         --      1.25 - 1.80   11.86 - 12.48
     2011.........   520    16.82 - 26.50     10,604         --      1.25 - 1.80  -3.03 -  -2.50
     2010.........   706    17.35 - 27.17     14,625         --      1.25 - 1.80   25.83 - 26.53

     T. Rowe Price New America Growth
     2014.........   161    15.80 - 20.95      3,024         --      1.25 - 1.80    7.38 -  7.98
     2013.........   171    14.71 - 19.40      2,989         --      1.25 - 1.80   35.55 - 36.30
     2012.........   221    10.85 - 14.23      2,811       0.49      1.25 - 1.80   11.10 - 11.71
     2011.........   245     9.77 - 12.74      2,767       0.21      1.25 - 1.80  -2.83 -  -2.30
     2010.........   297    10.05 - 13.04      3,417       0.19      1.25 - 1.80   17.52 - 18.17

Investments in the
  T. Rowe Price Equity Series, Inc. II
   Sub-Accounts:
     T. Rowe Price Blue Chip Growth II
     2014.........   645    18.50 - 20.56     12,944         --      1.35 - 2.30    6.34 -  7.37
     2013.........   952    17.40 - 19.15     17,863         --      1.35 - 2.30   37.61 - 38.95
     2012......... 1,283    12.19 - 13.78     17,375         --      1.35 - 2.70   11.05 - 16.31
     2011......... 1,449    10.97 - 11.85     16,894         --      1.35 - 2.30   -0.96 -  0.00
     2010......... 1,708    11.08 - 11.85     19,965         --      1.35 - 2.30   13.33 - 14.44

     T. Rowe Price Equity Income II
     2014.........   971    16.25 - 18.05     17,127       1.46      1.35 - 2.30    4.64 -  5.66
     2013......... 1,314    15.53 - 17.09     21,985       1.31      1.35 - 2.30   26.43 - 27.66
     2012......... 1,756    11.84 - 13.39     23,056       1.94      1.35 - 2.70   10.13 - 15.34
     2011......... 2,312    10.75 - 11.61     26,382       1.48      1.35 - 2.30  -3.29 -  -2.35
     2010......... 2,692    11.12 - 11.88     31,544       1.58      1.35 - 2.30   12.11 - 13.19

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------
                                  ACCUMULATION
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                      ------    ----------------- ---------- ------------- -----------  ---------------
Investments in the
  T. Rowe Price International Series, Inc
   Sub-Account:
     T. Rowe Price International Stock
     2014............   264      $10.19 - 14.83    $ 3,203       0.96%     1.25 - 1.80%  -3.00 -  -2.47%
     2013............   328       10.50 - 15.20      4,127       0.88      1.25 - 1.80   12.02 -  12.64
     2012............   317        9.38 - 13.50      3,562       1.19      1.25 - 1.80   16.32 -  16.96
     2011............   392        8.06 - 11.54      3,735       1.32      1.25 - 1.80  -14.39 - -13.92
     2010............   573        9.41 - 13.40      6,290       0.97      1.25 - 1.80   12.42 -  13.04

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Growth
     2014............   335       22.93 - 25.01      8,228         --      1.35 - 2.15    4.07 -   4.92
     2013............   401       22.03 - 23.84      9,403       0.44      1.35 - 2.15   44.89 -  46.08
     2012............   491       15.20 - 16.32      7,905         --      1.35 - 2.15   11.91 -  12.83
     2011............   650       13.59 - 14.46      9,291       0.12      1.35 - 2.15   -4.88 -  -4.11
     2010............   921       14.28 - 15.08     13,745       0.12      1.35 - 2.15   20.22 -  21.20

     Van Kampen UIF Mid Cap Growth
     2014............    77       20.89 - 21.54      1,642         --      1.40 - 1.60    0.35 -   0.55
     2013............    97       20.82 - 21.42      2,051       0.37      1.40 - 1.60   35.31 -  35.58
     2012............   122       15.39 - 15.80      1,906         --      1.40 - 1.60    6.96 -   7.18
     2011............   171       14.38 - 14.74      2,497       0.37      1.40 - 1.60   -8.59 -  -8.41
     2010............   244       15.74 - 16.09      3,904         --      1.40 - 1.60   30.22 -  30.48

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Growth (Class II)
     2014............    93       21.26 - 23.50      2,166         --      1.35 - 2.25    3.70 -   4.66
     2013............    83       20.50 - 22.45      1,823       0.19      1.35 - 2.25   44.40 -  45.73
     2012............    99       13.63 - 15.41      1,507         --      1.35 - 2.70    6.99 -  12.51
     2011............   148       12.74 - 13.69      2,001         --      1.35 - 2.25   -5.22 -  -4.35
     2010............   185       13.44 - 14.32      2,620         --      1.35 - 2.25   19.86 -  20.96

     Van Kampen UIF U.S. Real Estate (Class II)
     2014............   431       22.26 - 24.74     10,488       1.21      1.35 - 2.30   26.45 -  27.68
     2013............   625       17.61 - 19.38     12,005       1.03      1.35 - 2.30   -0.59 -   0.38
     2012............   765       17.08 - 19.31     14,675       0.61      1.35 - 2.70    8.90 -  14.06
     2011............   978       15.68 - 16.93     16,452       0.60      1.35 - 2.30    3.24 -   4.24
     2010............ 1,146       15.19 - 16.24     18,542       2.03      1.35 - 2.30   26.55 -  27.78

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Van Eck Worldwide Insurance Trust
   Sub-Accounts:
     Van Eck VIP Emerging Markets
     2014.........  100    $24.26 - 27.42    $ 2,677       0.59%     1.35 - 2.30%  -2.71 -  -1.76%
     2013.........  141     25.36 - 27.91      3,863       1.64      1.35 - 2.30    9.44 -  10.51
     2012.........  184     22.34 - 25.26      4,549         --      1.35 - 2.70   22.26 -  28.05
     2011.........  246     18.27 - 19.72      4,773       1.24      1.35 - 2.30  -27.44 - -26.74
     2010.........  374     25.18 - 26.92      9,953       0.57      1.35 - 2.30   23.93 -  25.13

     Van Eck VIP Global Hard Assets
     2014.........  126     22.75 - 25.28      3,082       0.11      1.35 - 2.30  -20.97 - -20.20
     2013.........  157     28.78 - 31.68      4,841       0.74      1.35 - 2.30    7.99 -   9.04
     2012.........  210     25.69 - 29.05      5,963       0.59      1.35 - 2.70   -2.62 -   1.99
     2011.........  261     26.39 - 28.48      7,297       1.34      1.35 - 2.30  -18.37 - -17.58
     2010.........  318     32.32 - 34.56     10,803       0.37      1.35 - 2.30   26.27 -  27.49

     Van Eck VIP Multi-Manager Alternatives
     2014.........   72      9.70 - 10.49        741         --      1.35 - 2.05   -3.09 -  -2.40
     2013.........   96      9.76 - 10.74      1,012         --      1.35 - 2.30    2.63 -   3.63
     2012.........  120      9.17 - 10.37      1,223         --      1.35 - 2.70   -4.56 -  -0.04
     2011.........  188      9.61 - 10.37      1,919       0.96      1.35 - 2.30   -4.51 -  -3.59
     2010.........  218     10.06 - 10.76      2,325         --      1.35 - 2.30    2.56 -   3.56

Investments in the
  Wells Fargo Variable Trust
   Sub-Accounts:
     Wells Fargo Advantage VT Discovery
     2014.........  146     24.62 - 25.97      3,683         --      1.25 - 1.80   -1.44 -  -0.89
     2013.........  234     24.98 - 26.21      5,954       0.01      1.25 - 1.80   41.24 -  42.02
     2012.........  235     17.69 - 18.45      4,232         --      1.25 - 1.80   15.63 -  16.27
     2011.........  231     15.30 - 15.87      3,587         --      1.25 - 1.80   -1.37 -  -0.82
     2010.........  312     15.51 - 16.00      4,895         --      1.25 - 1.80   33.13 -  33.86

     Wells Fargo Advantage VT Opportunity
     2014.........  253     19.30 - 20.36      5,015       0.06      1.25 - 1.80    8.45 -   9.05
     2013.........  319     17.80 - 18.67      5,804       0.20      1.25 - 1.80   28.35 -  29.06
     2012.........  378     13.87 - 14.47      5,350       0.09      1.25 - 1.80   13.46 -  14.08
     2011.........  477     12.22 - 12.68      5,935       0.15      1.25 - 1.80   -7.20 -  -6.69
     2010.........  683     13.17 - 13.59      9,112       0.73      1.25 - 1.80   21.55 -  22.22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Lincoln Benefit Life Company and its subsidiary at December 31, 2014, and the results of their operations and their cash flows for the period from April 1, 2014 through December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, Schedule I -- Summary of Investments -- Other than Investments in Related Parties and Schedule IV -- Reinsurance (the "financial statement schedules") present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
April 13, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, Nebraska

We have audited the accompanying Balance Sheet of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 (Predecessor's Basis), and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis). Our audits also included Schedule IV --Reinsurance for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis). These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the Balance Sheet of Lincoln Benefit Life Company as of December 31, 2013 (Predecessor's Basis), and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion,
Schedule IV --Reinsurance for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis), when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche, LLP

Chicago, Illinois
April 13, 2015

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) December 31, 2014 and December 31, 2013
($ in thousands, except par value data and share amounts)

                                                                                     Successor     Predecessor
                                                                                     12/31/2014    12/31/2013
                                                                                    -----------    -----------
ASSETS
   Fixed maturities, available-for-sale, at fair value (amortized cost $9,231,856
     and $284,928)................................................................. $ 9,390,647    $   290,882
   Commercial mortgage loans.......................................................   1,115,167             --
   Policy loans....................................................................     194,385             --
   Short-term investments..........................................................     361,369         55,959
   Other invested assets...........................................................      26,897             --
                                                                                    -----------    -----------
       Total Investments...........................................................  11,088,465        346,841
   Cash............................................................................      49,730          5,100
   Accrued investment income.......................................................      96,408             --
   Reinsurance recoverables -- nonaffiliates.......................................   5,694,965      2,190,417
   Reinsurance recoverables -- affiliates..........................................          --     14,518,174
   Valuation of business acquired..................................................     231,521             --
   Deposit receivable..............................................................   1,383,388             --
   Other assets....................................................................     592,202         83,735
   Separate account assets.........................................................   1,573,865      1,700,566
                                                                                    -----------    -----------
       Total Assets................................................................ $20,710,544    $18,844,833
                                                                                    ===========    ===========
LIABILITIES
   Future policy benefits and other policyholder liabilities....................... $ 6,463,964    $ 3,557,411
   Policyholders' account balances.................................................   9,829,337     13,124,115
   Accrued expenses and other liabilities..........................................     188,616        112,576
   Modified coinsurance payable....................................................   1,383,388             --
   Current income tax..............................................................          --          3,906
   Deferred income tax, net........................................................      40,732          2,564
   Other long-term debt -- affiliate...............................................     551,600             --
   Separate account liabilities....................................................   1,573,865      1,700,566
                                                                                    -----------    -----------
       Total Liabilities........................................................... $20,031,502    $18,501,138
                                                                                    ===========    ===========
   Commitments and Contingent Liabilities (Note 12)
SHAREHOLDER'S EQUITY
   Common stock, $100 par value, 30,000 shares authorized, 25,000 shares
     issued and outstanding........................................................ $     2,500    $     2,500
   Additional paid-in capital......................................................     593,558        180,000
   Accumulated other comprehensive income..........................................      85,498          3,870
   Retained earnings...............................................................      (2,514)       157,325
                                                                                    -----------    -----------
       Total Shareholder's Equity..................................................     679,042        343,695
                                                                                    -----------    -----------
       Total Liabilities and Shareholder's Equity.................................. $20,710,544    $18,844,833
                                                                                    ===========    ===========

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income
(Loss)(Predecessor)
For the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Years Ended December 31, 2013 and December 31, 2012
($ in thousands)

                                                          Successor                                      Predecessor
                                                     --------------------         --------------------------------------
                                                     For the Period from          For the Period from
                                                        April 1, 2014               January 1, 2014      For the Year
                                                     through December 31,          through March 31,  Ended December 31,
                                                             2014                        2014                2013
                                                     --------------------         ------------------- ------------------
Revenues
    Premiums earned.................................       $ 20,384                     $   --             $     --
    Fee income from policyholders...................        259,169                         --                   --
    Net investment income...........................        288,571                      2,350               10,935
    Realized investment gains, net..................         46,092                        285                   --
                                                           --------                     ------             --------
       Total revenues...............................       $614,216                     $2,635             $ 10,935
                                                           --------       -   -         ------             --------
Expenses
    Policyholder benefits...........................       $216,543                     $   --             $     --
    Return credited to policyholders' account
     balances.......................................        256,703                         --                   --
    Operating and acquisition expenses..............         96,050                         --                   --
                                                           --------       -   -         ------             --------
       Total expenses...............................       $569,296                     $   --             $     --
                                                           --------       -   -         ------             --------
       Income Before Federal Income
        Tax.........................................       $ 44,920                     $2,635             $ 10,935
    Federal Income Tax Expense (Benefit)
       Current......................................             --                        914                3,902
       Deferred.....................................         14,234                          8                  (77)
                                                           --------       -   -         ------             --------
       Total income tax expense (benefit)...........         14,234                        922                3,825
                                                           --------       -   -         ------             --------
       NET INCOME...................................       $ 30,686                     $1,713             $  7,110
                                                           ========       =   =         ======             ========
    Other comprehensive (loss) income,
     before tax
       Net unrealized investment gains
        (losses):
          Unrealized investment gains
           (losses) for the period..................       $131,433                     $2,364             $(15,281)
          Reclassification adjustment for
           (gains) losses included in net
           income...................................             --                        285                    1
                                                           --------                     ------             --------
          Net unrealized investment gains
           (losses).................................        131,433                      2,079              (15,282)
                                                           --------       -   -         ------             --------
    Other comprehensive (loss) income, before
     tax
       Less: Income tax (benefit) related to:
          Unrealized investment gains
           (losses) for the period..................        (45,935)                      (828)               5,349
          Reclassification adjustment for
           (gains) losses included in net
           income...................................             --                       (100)                  --
                                                           --------                     ------             --------
          Net unrealized investment gains
           (losses).................................        (45,935)                      (728)               5,349
                                                           --------                     ------             --------
    Other comprehensive (loss) income...............         85,498                      1,351               (9,933)
                                                           --------                     ------             --------
    Comprehensive (loss) income.....................       $116,184                     $3,064             $ (2,823)
                                                           ========                     ======             ========

                                                     ------------------

                                                        For the Year
                                                     Ended December 31,
                                                            2012
                                                     ------------------
Revenues
    Premiums earned.................................      $    --
    Fee income from policyholders...................           --
    Net investment income...........................       11,590
    Realized investment gains, net..................          626
                                                          -------
       Total revenues...............................      $12,216
                                                          -------
Expenses
    Policyholder benefits...........................      $    --
    Return credited to policyholders' account
     balances.......................................           --
    Operating and acquisition expenses..............           --
                                                          -------
       Total expenses...............................      $    --
                                                          -------
       Income Before Federal Income
        Tax.........................................      $12,216
    Federal Income Tax Expense (Benefit)
       Current......................................        4,145
       Deferred.....................................          128
                                                          -------
       Total income tax expense (benefit)...........        4,273
                                                          -------
       NET INCOME...................................      $ 7,943
                                                          =======
    Other comprehensive (loss) income,
     before tax
       Net unrealized investment gains
        (losses):
          Unrealized investment gains
           (losses) for the period..................      $   977
          Reclassification adjustment for
           (gains) losses included in net
           income...................................          596
                                                          -------
          Net unrealized investment gains
           (losses).................................          381
                                                          -------
    Other comprehensive (loss) income, before
     tax
       Less: Income tax (benefit) related to:
          Unrealized investment gains
           (losses) for the period..................         (343)
          Reclassification adjustment for
           (gains) losses included in net
           income...................................         (209)
                                                          -------
          Net unrealized investment gains
           (losses).................................         (134)
                                                          -------
    Other comprehensive (loss) income...............          247
                                                          -------
    Comprehensive (loss) income.....................      $ 8,190
                                                          =======

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
Consolidated Statement of Shareholder's Equity(Successor) and Statement of Shareholder's Equity (Predecessor)
For the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014, and the Years Ended December 31, 2013 and December 31, 2012
($ in thousands, except par value data and share amounts)



                                           Common Stock  Additional            Accumulated Other
                                           -------------  Paid-In   Retained  Other Comprehensive        Total
Predecessor                                Shares Amount  Capital   Earnings     Income (Loss)    Shareholder's Equity
-----------                                ------ ------ ---------- --------  ------------------- --------------------
Balance, December 31, 2011................ 25,000 $2,500  $180,000  $142,272        $13,556             $338,328
Comprehensive income (loss)
    Net income (loss).....................     --     --        --     7,943             --                7,943
    Other comprehensive income (loss),
     net of tax...........................     --     --        --        --            247                  247
                                                                                                        --------
    Total comprehensive income
     (loss)...............................                                                                 8,190
                                                                                                        --------
Balance, December 31, 2012................ 25,000 $2,500  $180,000  $150,215        $13,803             $346,518
Comprehensive income (loss)
    Net income (loss).....................     --     --        --     7,110             --                7,110
    Other comprehensive income (loss),
     net of tax...........................     --     --        --        --         (9,933)              (9,933)
                                                                                                        --------
    Total comprehensive income
     (loss)...............................                                                                (2,823)
                                                                                                        --------
Balance, December 31, 2013................ 25,000 $2,500  $180,000  $157,325        $ 3,870             $343,695
Comprehensive income (loss)
    Net income (loss).....................     --     --        --     1,713             --                1,713
    Other comprehensive income (loss),
     net of tax...........................     --     --        --        --          1,351                1,351
                                                                                                        --------
    Total comprehensive income
     (loss)...............................                                                                 3,064
                                                                                                        --------
Balance, March 31, 2014 (Note 1).......... 25,000 $2,500  $180,000  $159,038        $ 5,221             $346,759
----------------------------------------------------------------------------------------------------------------------

Successor
---------
Balance, April 1, 2014 (Note 1)........... 25,000 $2,500  $593,308  $     --        $    --             $595,808
Dividends to shareholder..................     --     --        --   (33,200)            --              (33,200)
Capital contribution......................     --     --       250        --             --                  250
Comprehensive income
    Net income............................     --     --        --    30,686             --               30,686
    Other comprehensive income, net of
     tax..................................     --     --        --        --         85,498               85,498
                                                                                                        --------
    Total comprehensive income............                                               --              116,184
                                           ------ ------  --------  --------        -------             --------
Balance, December 31, 2014................ 25,000 $2,500  $593,558  $ (2,514)       $85,498             $679,042
                                           ====== ======  ========  ========        =======             ========

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Consolidated Statement of Cash Flows (Successor) and Statements of Cash Flows (Predecessor)
For the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Years Ended December 31, 2013 and December 31, 2012
($ in thousands)

                                                                     Successor                          Predecessor
                                                               ---------------------   ---------------------------------
                                                                                          For the Period    For the Year
                                                                For the Period from    from January 1, 2014    Ended
                                                               April 1, 2014 through         through        December 31,
                                                                 December 31, 2014        March 31, 2014        2013
                                                               ---------------------   -------------------- ------------
Cash flows from operating activities:
Net income....................................................      $    30,686            $     1,713        $  7,110
   Adjustments to reconcile net loss to net cash:
   Policy charges and fee income..............................         (259,169)                    --              --
   Return credited to policyholders' account balances.........          256,703                     --              --
   Realized Investment gains, net.............................          (46,092)                  (285)             --
   Amortization/accretion of bond premium, net................           44,112                     94             630
   Amortization of value of business acquired.................           38,987                     --              --
   Changes in assets and liabilities:
   Decrease (increase) in insurance related liabilities and
    policy-related balances...................................          (21,964)                 6,402          (6,147)
   Decrease (increase) in receivable from/payable to
    affiliate.................................................               --                 24,358         (17,255)
   Deferred income tax expense (benefit)......................           14,234                    921            (329)
   Decrease (increase) in accrued investment income...........            6,838
   Decrease (increase) in other assets and liabilities........           31,780                (23,192)         16,007
                                                                    -----------            -----------        --------
Net cash provided by (used in) operating activities...........           96,115                 10,011              16
                                                                    -----------            -----------        --------
Cash flows from investing activities:
   Fixed maturities, available for sale
      Proceeds from sales and maturities......................        1,844,344                 21,341          62,645
      Purchases...............................................       (1,898,874)                    --         (38,896)
   Proceeds from sales and maturities of commercial
    mortgage loans............................................          150,849                     --              --
   Net purchases, sales, maturities of derivatives............           (8,636)                    --              --
   Net purchases, sales, maturities of other
    investments...............................................          620,425                 55,924         (31,738)
                                                                    -----------            -----------        --------
Net cash provided by (used in) investing activities...........          708,108                 77,265          (7,989)
                                                                    -----------            -----------        --------
Cash flows from financing activities:
   Policyholders' account deposits............................          340,128                     --              --
   Policyholders' account withdrawals.........................       (1,141,289)                    --              --
   Dividends paid to shareholder..............................          (33,200)                    --              --
   Change in overdrafts.......................................           39,089                     --              --
   Capital contribution.......................................              250                     --              --
                                                                    -----------            -----------        --------
Net cash provided by (used in) financing activities...........         (795,022)                    --              --
                                                                    -----------            -----------        --------
Net increase (decrease) in cash...............................            9,201                 87,276          (7,973)
Cash, beginning of period.....................................           40,529                  5,100          13,073
                                                                    -----------            -----------        --------
Cash, end of period...........................................      $    49,730            $    92,376        $  5,100
                                                                    -----------            -----------        --------
Supplemental schedule of cash flow information:
Cash paid during the year:
   Income taxes paid..........................................      $        --            $        --        $  4,200
   Interest paid..............................................      $     4,585            $        --        $     --
Commutation Agreement proceeds (see Note 1):
   Cash received on April 1, 2014.............................      $        --            $   143,348        $     --
   Cash received subsequent to April 1, 2014..................      $        --            $     5,946        $     --
   Invested assets transferred................................      $        --            $11,482,637        $     --
Noncash activities
   Issuance of vehicle note...................................      $   513,000            $        --        $     --
   Issuance of other long-term debt...........................      $   513,000            $        --        $     --
   Interest income on vehicle note............................      $    15,711            $        --        $     --
   Interest expense on other long-term debt...................      $    15,711            $        --        $     --
   Increase in vehicle note and other long-term debt..........      $    38,600            $        --        $     --
   Increase in modified coinsurance payable and deposit
    receivable................................................      $   166,963            $        --        $     --

                                                               ------------
                                                               For the Year
                                                                  Ended
                                                               December 31,
                                                                   2012
                                                               ------------
Cash flows from operating activities:
Net income....................................................   $  7,943
   Adjustments to reconcile net loss to net cash:
   Policy charges and fee income..............................         --
   Return credited to policyholders' account balances.........         --
   Realized Investment gains, net.............................       (626)
   Amortization/accretion of bond premium, net................        781
   Amortization of value of business acquired.................         --
   Changes in assets and liabilities:
   Decrease (increase) in insurance related liabilities and
    policy-related balances...................................     14,398
   Decrease (increase) in receivable from/payable to
    affiliate.................................................     25,752
   Deferred income tax expense (benefit)......................       (516)
   Decrease (increase) in accrued investment income...........
   Decrease (increase) in other assets and liabilities........    (32,761)
                                                                 --------
Net cash provided by (used in) operating activities...........     14,971
                                                                 --------
Cash flows from investing activities:
   Fixed maturities, available for sale
      Proceeds from sales and maturities......................     54,521
      Purchases...............................................    (51,209)
   Proceeds from sales and maturities of commercial
    mortgage loans............................................         --
   Net purchases, sales, maturities of derivatives............         --
   Net purchases, sales, maturities of other
    investments...............................................    (11,216)
                                                                 --------
Net cash provided by (used in) investing activities...........     (7,904)
                                                                 --------
Cash flows from financing activities:
   Policyholders' account deposits............................         --
   Policyholders' account withdrawals.........................         --
   Dividends paid to shareholder..............................         --
   Change in overdrafts.......................................         --
   Capital contribution.......................................         --
                                                                 --------
Net cash provided by (used in) financing activities...........         --
                                                                 --------
Net increase (decrease) in cash...............................      7,067
Cash, beginning of period.....................................      6,006
                                                                 --------
Cash, end of period...........................................   $ 13,073
                                                                 --------
Supplemental schedule of cash flow information:
Cash paid during the year:
   Income taxes paid..........................................   $  4,800
   Interest paid..............................................   $     --
Commutation Agreement proceeds (see Note 1):
   Cash received on April 1, 2014.............................   $     --
   Cash received subsequent to April 1, 2014..................   $     --
   Invested assets transferred................................   $     --
Noncash activities
   Issuance of vehicle note...................................   $     --
   Issuance of other long-term debt...........................   $     --
   Interest income on vehicle note............................   $     --
   Interest expense on other long-term debt...................   $     --
   Increase in vehicle note and other long-term debt..........   $     --
   Increase in modified coinsurance payable and deposit
    receivable................................................   $     --

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

1. General

   Lincoln Benefit Life Company (the "Company" or "Lincoln Benefit") is a stock insurance company domiciled in the State of Nebraska. It is a wholly owned subsidiary of Resolution Life, Inc. ("Resolution"), which in turn is a wholly owned subsidiary of Resolution Life Holdings, Inc. ("Holdings"). Resolution was formed on July 2, 2013 under the General Corporation Law of the State of Delaware.

   On April 1, 2014, Lancaster Re Captive Insurance Company ("Lancaster Re"), a Nebraska domiciled captive insurance company, became a wholly owned subsidiary of Lincoln Benefit when it was contributed to Lincoln Benefit by Resolution.

   The Company became a wholly owned subsidiary of Resolution on April 1, 2014 after receiving all required regulatory approvals. Prior to this date, it was a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"). On
July 17, 2013, Holdings executed a Stock Purchase Agreement (the "Acquisition") to acquire 100% of the Company from ALIC. In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit's outstanding capital stock to Resolution pursuant to an Assignment Agreement. The purchase price was $595.8 million.

   The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies ("Allstate Financial Sales channel") and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased, and sales through the Allstate Financial sales channel will continue for a period up to 30 months after the closing date of Acquisition. We operate as a single segment entity, based on the manner in which we use financial information to evaluate business performance and to determine the allocation of resources.

   On April 1, 2014, immediately prior to the Acquisition (Predecessor Period), the Company, pursuant to a Partial Commutation Agreement, recaptured all deferred annuity, long-term care, accident and health and life business sold through Lincoln Benefit's independent master brokerage agencies, other than specified life business, previously reinsured by ALIC. The primary impacts of the Partial Commutation Agreement with ALIC were the receipt of investments, the reduction of the related reinsurance recoverable and the reestablishment of deferred acquisition costs. The Company's assets and liabilities increased by $1.33 billion and $0.19 billion, respectively. Since the Partial Commutation Agreement occurred between entities under common control, the excess of assets received and liabilities assumed was recorded as a capital contribution through additional paid-in capital.

   Additionally, Lincoln Benefit and ALIC entered into an Amended and Restated Reinsurance Agreement where ALIC continues to reinsure all life insurance business written by Lincoln Benefit through the Allstate Financial Sales channel, all immediate annuities written by Lincoln Benefit prior to closing of the Acquisition, and certain term life policies written by Lincoln Benefit. Lincoln Benefit's variable annuity business will remain reinsured by ALIC under an existing reinsurance agreement between Lincoln Benefit and ALIC. This business will continue to be administered by ALIC under an existing administrative services agreement between Lincoln Benefit and ALIC.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Under the acquisition method of accounting, the assets acquired and liabilities assumed are recorded at fair value at the date of acquisition. The following table summarizes the fair values of assets acquired and liabilities assumed as of April 1, 2014:

     ($ in thousands)
     ----------------
     Assets
     Fixed maturities.......................................... $ 9,194,903
     Commercial mortgage loans.................................   1,263,902
     Policy loans..............................................     196,451
     Short-term investments....................................     979,728
     Other invested assets.....................................       1,104
     Cash......................................................      40,529
     Accrued investment income.................................     103,246
     Reinsurance recoverable...................................   5,606,879
     Value of business acquired................................     290,795
     Deposit receivable........................................   1,550,351
     Intangibles...............................................       5,200
     Other assets..............................................     554,176
     Separate account assets...................................   1,661,007
                                                                -----------
        Total assets acquired..................................  21,448,271
                                                                -----------
     Liabilities
     Future policy benefits and other policyholder liabilities.   6,682,833
     Policyholders' account balances...........................  10,367,246
     Accrued expenses and other liabilities....................      78,026
     Modified coinsurance payable..............................   1,550,351
     Other long-term debt -- affiliate.........................     513,000
     Separate account liabilities..............................   1,661,007
                                                                -----------
        Total liabilities assumed..............................  20,852,463
                                                                -----------
        Net assets acquired.................................... $   595,808
                                                                ===========

   Included in the assets acquired is the value of business acquired ("VOBA"), which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 11 for further explanation of VOBA. The assessment of fair value in accordance with ASC 805-20-25 included the establishment of intangible assets for VOBA and various state licenses.

Basis of Presentation

   The Company's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP"). The financial statements are presented for Successor and Predecessor periods, which relate to the accounting periods after and before April 1, 2014, respectively, the date of the closing of the Acquisition. For periods after April 1, 2014, the accompanying financial statements comprise the consolidated financial statements of the Company, which include the accounts of the Company and its subsidiary. Due to the Acquisition and the application of push-down accounting, different bases of accounting have been used to prepare the Predecessor and Successor financial statements. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods. The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Consolidation

   The accompanying consolidated financial statements of the Successor include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Significant Accounting Policies

Cash

   Cash includes cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased.

Investments

   Fixed maturities include bonds, asset-backed securities ("ABS") residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed maturities, which may be sold prior to their contractual maturity, are designated as available-for-sale ("AFS") and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments and cash received from maturities and pay-downs are reflected as a component of proceeds from sales and maturities within the Consolidated Statement of Cash Flows -- Successor and Statement of Cash Flows -- Predecessor.

   The Company recognizes other-than-temporary impairments ("OTTI") for securities classified as AFS in accordance with ASC 320, Investments-Debt and Equity Securities. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

   If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and noncredit loss. Credit losses are charged to net realized investment losses and noncredit losses are charged to other comprehensive income. The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds, historical default (by rating) data is used as a proxy for the probability of default, and loss given default

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

(by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

   Commercial mortgage loans ("CMLs") acquired at fair value are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the U.S. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors.

   Policy loans represent loans the Company issues to policyholders. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations and Comprehensive Income (Loss). Generally, interest is capitalized on the associated policy's anniversary date.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates fair value.

Derivatives

   As part of the Company's overall risk management policy, the Company uses listed options and exchange traded futures to economically hedge its obligation under certain fixed indexed annuity and universal life contracts. Derivative financial instruments utilized by the Company in the period from April 1, 2014 through December 31, 2014 (the "Successor Period") included index option contracts and futures contracts. Derivatives are carried in the Company's Consolidated Balance Sheet either as assets within Other invested assets or as liabilities within Accrued expenses and other liabilities at estimated fair value. The Company offsets the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in realized investment gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss). The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns at specified or optional dates based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in indexed annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company receives/pays cash equal to the premium of written/purchased options when the contract is established. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract in exchange for the equity upon which the option is written/purchased. If the options are not exercised, then no additional cash is exchanged when the contract expires. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. Purchased put and call index option contracts are cash settled upon exercise and the gain or loss on the settlement is reported in net investment income. If the purchased option contract expires without being exercised, the premiums paid are reported as net investment income and the corresponding asset previously recorded is reversed. The change in the fair value of written option contracts is reported in Realized investment gains, net, with an adjustment to a corresponding liability. Written call index option contracts are cash settled upon exercise and the gain or loss on settlement is reported in Realized investment gains, net.

   The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company has reinsurance agreements to transfer all the risk related to guarantee minimum income, accumulation and withdrawal benefits in variable annuity contracts to third party reinsurers. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in policyholder account balances or future policy benefits and other policyholder liabilities.

Investment Income and Realized Gains and Losses

   Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed maturities when the timing and amount of cash flows expected to be received is not reasonably estimable. It is the Company's policy to cease to carry accrued interest on commercial mortgage loans that are over 90 days delinquent. The Company held no non-income producing investments as of December 31, 2014.

   Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Fees, and Related Policyholders' Benefits and Interest Credited

   Prior to April 1, 2014 or the periods prior to April 1, 2014 (the "Predecessor Periods"), the Company had reinsurance agreements whereby all premiums, fee income from policyholders and returns credited to policyholders, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Amounts reflected in the Statements of Operations and Comprehensive Income (Loss) are presented net of reinsurance.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Surrender values on traditional life and death benefits are reflected in policyholder benefits.

   Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. As of April 1, 2014, the Company has reinsurance agreements to transfer all the risk related to immediate annuities.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed or guaranteed. The terms that may be changed include premiums paid by the policyholder, interest credited to the policyholder account balance and contract charges assessed against the policyholder account balance. Premiums from these contracts are reported as policyholder account balances. Fee income from policyholders consist of fees assessed against the policyholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the policy prior to contractually specified dates. These charges are recognized as revenue when assessed against the policyholder account balance. Policyholder benefits include life-contingent benefit payments in excess of the policyholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as policyholder account balance deposits. Policy fees for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the policyholder account balance.

   Return credited to policyholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

   Policy charges for variable life and variable annuity products consist of fees assessed against the policyholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Policy benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

   The Company incurs significant costs in connection with renewal insurance business. All acquisition-related costs, including commissions, those related to general advertising, agent training, as well as all indirect costs, are expensed as incurred and reported in Operating and acquisition expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the period from April 1, 2014 through December 31, 2014. The Company also receives expense allowances on reinsurance ceded. These amounts are recognized when earned and reported in Operating expenses and acquisition expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the period from April 1, 2014 through December 31, 2014.

Reinsurance

   Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting. For short duration contracts, to meet risk transfer requirements the reinsurer must assume significant insurance risk and have a reasonable possibility of experiencing significant loss.

   With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheet (Successor) and Balance Sheets (Predecessor). However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company, consequently, allowances are established for amounts deemed uncollectible.

   In the Predecessor periods, or the periods prior to April 1, 2014, the Company had reinsurance agreements whereby all insurance risks represented by premiums, fee income from policyholders, returns credited to policyholder account balances, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Additionally, investment income earned on the assets that supported policyholder account balances and future policy benefits and other policyholder funds were not included in the Company's financial statements as those assets were owned and managed by ALIC and other reinsurers under the terms of the reinsurance agreements.

Value of Business Acquired ("VOBA")

   For interest sensitive life products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits ("EGP's") from margins on mortality, interest, expenses, and surrenders, all of which are net of reinsurance and include actual realized gains and losses on investments. For non-interest sensitive life products, such as term life insurance, VOBA is amortized in relation to premium. VOBA is reviewed periodically for loss recognition to ensure that the unamortized balance is recoverable from future earnings from the business. The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS.

Separate Accounts

   Separate Accounts assets are carried at fair value. The assets of the Separate Accounts are legally segregated and available only to settle separate account contract obligations. Separate Account liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the Separate Account assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statement of Operations and Comprehensive Income (Successor) or Statements of Operations and Comprehensive Income (Predecessor). Deposits to and surrenders and withdrawals from the Separate Accounts are reflected in Separate Accounts liabilities and are not included in cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Future Policy Benefits and Other Policyholder Liabilities -- Successor

   Policy liabilities are established for future policy benefits on certain annuity, life, and long term care policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Changes in policy and contract claims are recorded in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss).

   For ASC 944-20 products, benefit reserves are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and lapse that include provisions for adverse deviation. Mortality, morbidity and lapse assumptions for all policies are based on the Company's own experience and industry standards.

   Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported claims and claims adjustment expenses. A liability is also held for claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

   Future policy benefit reserves for the portion of fixed indexed annuity policies with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established as of the date of acquisition and is equal to the account value for which returns are linked to an equity index, plus the value of the unexpired options at the date of acquisition, less the embedded derivative, and accreted over the policy's life at a constant rate of interest. Future policy benefits reserves for the portion of fixed indexed annuities earning a fixed rate of interest, and other deferred annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges.

   The Company holds additional liabilities for its no lapse guarantees (associated with universal life) and guaranteed minimum withdrawal benefits (associated with fixed indexed annuities). These are accounted for in accordance with ASC 944-20, Financial Services -- Insurance Activities.

   Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised if the estimates discussed above are revised.

Future Policy Benefit and Other Policyholder Liabilities - Predecessor

   Future policy benefit and other policyholder liabilities consist of the reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, and is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Policyholders' Account Balances -- Successor

   Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses.

   The Company holds additional liabilities for guaranteed minimum income benefits ("GMIB") associated with variable annuities, which are accounted for in accordance with ASC 944-20, Financial Services -- Insurance Activities. The reserves for certain living benefit features, including guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits ("GMWB") are accounted for as embedded derivatives, with fair values calculated as the present value of expected future benefit payments to contractholders less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. The Company's GMIB, GMAB and GMWB reserves are ceded to external reinsurers. For additional information regarding the valuation of these optional living benefit features, see Note 10.

Policyholders' Account Balances -- Predecessor

   Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder account balances primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses. Policyholder account balances also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

Income Taxes -- Successor

   Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial statement and income tax bases of assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The realizability of deferred tax assets is assessed at each reporting date. Tax positions are assessed under a two-step approach, which requires the assessment of recognition and measurement. The Company reports interest expense related to income tax matters and tax penalties in other operating expenses in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Income Taxes -- Predecessor

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Other Long-Term Debt

   Effective April 1, 2014, and with Nebraska Department of Insurance (the "NE DOI" or the "Department of Insurance") approval, Lancaster Re issued a variable funding Surplus Note (the "Surplus Note") to its affiliate, Lanis, LLC. for $513,000,000 and acquired from Lanis a Vehicle Note (the "Vehicle Note") for $513,000,000.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

The Vehicle Note is held to support a portion of Lancaster Re's reinsurance obligations and has been authorized as an acceptable form of reinsurance collateral pursuant to Nebraska Rev. Stat. (S)44-8216(8)(c)(i) which allows a special purpose financial captive insurer to establish any method of security that the Department deems acceptable. The scheduled maturity date of the Vehicle Note is April 1, 2034, and the scheduled maturity date of the Surplus
Note is April 1, 2039, although each may be cancelled earlier or extended under certain conditions. The Surplus Note does not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the Department of Insurance. With pre-approval, the Surplus Note is increased each quarter with a corresponding increase in the Vehicle Note. With Department pre-approval, interest on the Surplus Note for the prior quarter is paid on the first day of each subsequent quarter at a rate consistent with the rate received on the Vehicle Note of 4%. The Surplus Note and Vehicle Note increased by $38,600,000 and interest expense of $15,711,000 was recognized in the Successor Period from April 1, 2014 through December 31, 2014. The Surplus Note is unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Lancaster Re.

Other Assets and Accrued Expenses and Other Liabilities

   Other assets consist primarily of premiums due, intangible assets, the Vehicle Note, receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Adoption of New Accounting Pronouncements

   In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under accounting principles generally accepted in the United States of America ("GAAP") to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The Company has applied pushdown accounting as a result of the Acquisition in the Successor Period, as disclosed in Note 1.

   In February 2015, the FASB issued updated guidance regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

those annual periods beginning after December 15, 2015, with early adoption permitted. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

   In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the Statement of Operations and Comprehensive Income (Loss) as a component of Income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

   In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

   In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016 and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

   In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. This guidance can be adopted using either a prospective transition method or a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's consolidated financial position, results of operations or financial statement disclosures.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


3. Investments

   The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2014 and 2013 were as follows:

                                                                          Gross      Gross
December 31, 2014 -- Successor                               Amortized  Unrealized Unrealized
($ in thousands)                                               Cost       Gains      Losses   Fair Value
------------------------------                               ---------- ---------- ---------- ----------
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government
  Authority and Agencies.................................... $  810,057  $ 47,859   $   (590) $  857,326
Obligations of U.S. States and Political Subdivisions.......    250,008     5,638       (437)    255,209
All other corporate securities..............................  7,279,391   132,480    (34,126)  7,377,745
ABS.........................................................    373,304     6,107     (2,408)    377,003
CMBS........................................................    331,041     3,507     (1,065)    333,483
RMBS........................................................    188,055     2,849     (1,023)    189,881
                                                             ----------  --------   --------  ----------
   Total fixed maturities................................... $9,231,856  $198,440   $(39,649) $9,390,647
                                                             ==========  ========   ========  ==========

--------------------------------------------------------------------------------------------------------

                                                                          Gross      Gross
December 31, 2013 -- Predecessor                             Amortized  Unrealized Unrealized
($ in thousands)                                               Cost       Gains      Losses   Fair Value
--------------------------------                             ---------- ---------- ---------- ----------
Fixed maturities
U.S. government and agenciies............................... $   70,790  $  3,113   $    (57) $   73,846
Municipal...................................................      2,499       270         --       2,769
Corporate...................................................    190,186     5,784     (3,993)    191,977
Foreign government..........................................      4,999       165         --       5,164
CMBS........................................................      2,588        88         --       2,676
RMBS........................................................     13,866       584         --      14,450
                                                             ----------  --------   --------  ----------
   Total fixed maturities................................... $  284,928  $ 10,004   $ (4,050) $  290,882
                                                             ==========  ========   ========  ==========

Scheduled Maturities -- Successor

   The scheduled maturities for fixed maturities are as follows as of December 31, 2014:

                                                        Amortized
  ($ in thousands)                                        Cost     Fair Value
  ----------------                                      ---------- ----------
  Due in one year or less.............................. $  425,248 $  425,238
  Due after one year through five years................  1,775,910  1,779,194
  Due after five years through ten years...............  4,001,723  4,060,017
  Due after ten years..................................  2,136,575  2,225,831
                                                        ---------- ----------
     Total before asset and mortgage-backed securities.  8,339,456  8,490,280
  Asset and mortgage-backed securities.................    892,400    900,367
                                                        ---------- ----------
     Total fixed maturities............................ $9,231,856 $9,390,647
                                                        ========== ==========

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Commercial Mortgage Loans -- Successor

   The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company's commercial mortgage loan portfolio by geographical region as of December 31, 2014:

                                                      Carrying
                 ($ in thousands)                      Value
                 ----------------                    ----------
                 Alabama............................ $    1,720
                 Arizona............................     35,481
                 California.........................    255,563
                 Colorado...........................     22,381
                 Florida............................     20,779
                 Georgia............................     27,502
                 Hawaii.............................      8,125
                 Illinois...........................     53,174
                 Iowa...............................      1,490
                 Kentucky...........................      8,260
                 Maine..............................      4,114
                 Maryland...........................     35,536
                 Massachusetts......................     92,963
                 Minnesota..........................     52,496
                 Missouri...........................      9,324
                 Nevada.............................     14,705
                 New Jersey.........................     84,007
                 New York...........................     72,625
                 North Carolina.....................     31,111
                 Ohio...............................     38,400
                 Oklahoma...........................     10,835
                 Pennsylvania.......................     37,688
                 South Carolina.....................      3,130
                 Tennessee..........................      5,719
                 Texas..............................    103,778
                 Utah...............................     45,914
                 Virginia...........................     18,572
                 Washington.........................     13,138
                 Wisconsin..........................      6,637
                 General allowance for loan loss....         --
                                                     ----------
                    Total commercial mortgage loans. $1,115,167
                                                     ==========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2014:

                                       Recorded Investment
                       ---------------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------
                                                                            Estimated Fair
($ in thousands)       > 1.20x  1.00x - 1.20x < 1.00x   Total    % of Total     Value      % of Total
----------------       -------- ------------- ------- ---------- ---------- -------------- ----------
Loan-to-value ratios:
Less than 65%......... $930,592   $151,700    $29,460 $1,111,752     98%      $1,146,030       98%
65% to 75%............   16,591     10,537         --     27,128      2           28,275        2
76% to 80%............       --         --         --         --     --               --       --
Greater than 80%......       --         --         --         --     --               --       --
                       --------   --------    ------- ----------    ---       ----------      ---
Total................. $947,183   $162,237    $29,460 $1,138,880    100%      $1,174,305      100%
                       ========   ========    ======= ==========    ===       ==========      ===

   As of December 31, 2014, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2014, $1,139 million of commercial mortgage loans were in current status and no commercial mortgage and other loans were classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

   Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of December 31, 2014, the Company held no impaired commercial mortgage loans.

   The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of December 31, 2014, the Company had no significant commitments to fund borrowers that have been involved in a troubled debt restructuring. For the period from April 1, 2014 through December 31, 2014, there were no new troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgages.

Other Invested Assets -- Successor

   The following table sets forth the composition of "Other invested assets" at December 31, 2014:

                                                        Successor
                                                    -----------------
          ($ in thousands)                          December 31, 2014
          ----------------                          -----------------
          Low income housing tax credit properties.      $   896
          Derivatives..............................       26,001
                                                         -------
                                                         $26,897
                                                         =======

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Net Investment Income

   Net investment income for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

                                     Successor                      Predecessor
                                 ------------------ -------------------------------------------
                                   For the Period    For the Period
                                 from April 1, 2014  from January 1,  For the Year For the Year
                                      through             2014           Ended        Ended
                                    December 31,    through March 31, December 31, December 31,
($ in thousands)                        2014              2014            2013         2012
----------------                 ------------------ ----------------- ------------ ------------
Fixed maturities................      $231,972           $2,461         $11,545      $12,138
Commercial mortgage loans.......        49,417               --              --           --
Cash and short-term investments.         4,786               16              23           20
Other investment (loss) income..         7,353               --              --           --
                                      --------           ------         -------      -------
   Gross investment income......       293,528            2,477          11,568       12,158
Investment expenses.............         4,957              127             633          568
                                      --------           ------         -------      -------
   Net investment income........      $288,571           $2,350         $10,935      $11,590
                                      ========           ======         =======      =======

Realized Investment Gains and Losses

   Realized investment gains and losses for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

                                    Successor                      Predecessor
                                ------------------ -------------------------------------------
                                  For the Period    For the Period
                                from April 1, 2014  from January 1,  For the Year For the Year
                                     through             2014           Ended        Ended
                                   December 31,    through March 31, December 31, December 31,
($ in thousands)                       2014              2014            2013         2012
----------------                ------------------ ----------------- ------------ ------------
Realized investment gains, net
Fixed maturities...............      $25,795             $285            $--          $626
Commercial mortgage loans......        2,880               --             --            --
Derivatives....................       17,417               --             --            --
Other..........................           --               --             --            --
                                     -------             ----            ---          ----
   Net realized gains..........      $46,092             $285            $--          $626
                                     =======             ====            ===          ====

   There were no other-than-temporary impairment losses recorded in the Successor Period from April 1, 2014 through December 31, 2014.

   There were no other-than-temporary impairment losses recorded in the Predecessor Period from January 1, 2014 through March 31, 2014. Realized capital gains and losses in the Predecessor years ended December 31, 2013 and 2012 included $2 thousand and $19 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2014 and 2013.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Proceeds from sales of fixed maturities and gross realized investment gains and losses for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

                                           Successor                     Predecessor
                                       ------------------   -------------------------------------
                                                              For the
                                                            Period from
                                         For the Period     January 1,
                                       from April 1, 2014      2014     For the Year For the Year
                                            through           through      Ended        Ended
                                          December 31,       March 31,  December 31, December 31,
($ in thousands)                              2014             2014         2013         2012
----------------                       ------------------   ----------- ------------ ------------
Fixed maturities, available-for-sale
   Proceeds from sales................     $1,429,177         $5,277       $9,170      $25,367
   Gross investment gains from sales..         30,403            317            3          645
   Gross investment losses from sales.         (4,608)           (32)          (1)          --

Unrealized Investment Gains and Losses

   The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2014 and 2013:

                                           Less than 12 months  Greater than 12 months
Successor                                 --------------------  ---------------------
                                                       Gross                Gross                   Gross
December 31, 2014                                    Unrealized Fair      Unrealized              Unrealized
($ in thousands)                          Fair Value   Losses   Value       Losses     Fair Value   Losses
-----------------                         ---------- ----------  ------   ----------   ---------- ----------
Fixed maturities
U.S. Treasury Securities and
  Obligations of U.S. Government
  Authority and Agencies................. $   71,766  $   (590) $   --      $  --      $   71,766  $   (590)
Obligations of U.S. States and Political
  Subdivisions...........................     37,543      (437)     --         --          37,543      (437)
All other corporate securities...........  1,683,185   (34,126)     --         --       1,683,185   (34,126)
ABS......................................    115,568    (2,408)     --         --         115,568    (2,408)
CMBS.....................................    135,203    (1,065)     --         --         135,203    (1,065)
RMBS.....................................     92,804    (1,023)     --         --          92,804    (1,023)
                                          ----------  --------   ------     -----      ----------  --------
   Total fixed income securities......... $2,136,069  $(39,649) $   --      $  --      $2,136,069  $(39,649)
                                          ==========  ========   ======     =====      ==========  ========

------------------------------------------------------------------------------------------------------------

                                           Less than 12 months  Greater than 12 months
Predecessor                               --------------------  ---------------------
                                                       Gross                Gross                   Gross
December 31, 2013                                    Unrealized Fair      Unrealized              Unrealized
($ in thousands)                          Fair Value   Losses   Value       Losses     Fair Value   Losses
-----------------                         ---------- ----------  ------   ----------   ---------- ----------
Fixed maturities
U.S. government agencies................. $    4,942  $    (57) $   --      $  --      $    4,942  $    (57)
Corporate................................     75,754    (3,795)  1,770       (198)         77,524    (3,993)
                                          ----------  --------   ------     -----      ----------  --------
   Total fixed income securities......... $   80,696  $ (3,852) $1,770      $(198)     $   82,466  $ (4,050)
                                          ==========  ========   ======     =====      ==========  ========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Portfolio Monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

   For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Net Unrealized Investment Gains and Losses in Accumulated Other Comprehensive Income

                                                                                             Accumulated Other
                                                                                               Comprehensive
                                                                                               Income (Loss)
                                                                 Future Policy    Deferred    Related to Net
                                      Net Unrealized              Benefits and   Income Tax     Unrealized
                                     Gain (Losses) on            Policyholders'  (Liability) Investment Gains
($ in thousands)                       Investments      VOBA    Account Balances    Asset        (Losses)
Predecessor                          ---------------- --------  ---------------- ----------- -----------------
Balance, December 31, 2011..........     $ 20,855     $     --      $    --       $ (7,299)      $ 13,556
Net investment gains and losses on
  investments arising during the
  period............................          977           --           --           (343)           634
Reclassification adjustment for
  gains and losses included in net
  income............................          596           --           --           (209)           387
                                         --------     --------      -------       --------       --------
Balance, December 31, 2012..........     $ 21,236     $     --      $    --       $ (7,433)      $ 13,803
Net investment gains and losses on
  investments arising during the
  period............................      (15,281)          --           --          5,349         (9,932)
Reclassification adjustment for
  gains and losses included in net
  income............................            1           --           --             --              1
                                         --------     --------      -------       --------       --------
Balance, December 31, 2013..........     $  5,954     $     --      $    --       $ (2,084)      $  3,870
Net investment gains and losses on
  investments arising during the
  period............................        2,364           --           --           (828)         1,536
Reclassification adjustment for
  gains and losses included in net
  income............................          285           --           --           (100)           185
                                         --------     --------      -------       --------       --------
Balance, March 31, 2014.............     $  8,033     $     --      $    --       $ (2,812)      $  5,221

--------------------------------------------------------------------------------------------------------------

Successor
---------
Balance, April 1, 2014..............     $     --     $     --      $    --       $     --       $     --
Net investment gains and losses on
  investments arising during the
  period............................      159,261           --           --        (55,674)       103,587
Reclassification adjustment for
  gains and losses included in net
  income............................           --           --           --             --             --
Impact of net unrealized investment
  gains and losses on VOBA..........           --      (20,287)          --          7,100        (13,187)
Impact of net unrealized investment
  gains and losses on future policy
  benefits and policyholders'
  account balances..................           --           --       (7,541)         2,639         (4,902)
                                         --------     --------      -------       --------       --------
Balance, December 31, 2014..........     $159,261     $(20,287)     $(7,541)      $(45,935)      $ 85,498
                                         ========     ========      =======       ========       ========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


4. Derivative Financial Instruments

   See Note 2 for a description of the Company's accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

   The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2014 and 2013:

($ in thousands)                                                             Succesor
----------------                                                  -----------------------------
                                                                        December 31, 2014
                                                                  -----------------------------
                                                                              Gross Fair Value
                                                                             ------------------
Primary Underlying                                                 Notional  Assets  Liabilities
------------------                                                ---------- ------- -----------
Assets
   Equity options................................................ $      624 $68,776  $ (43,104)
   Futures.......................................................         10     329         --
Liabilities
   Policyholders account balances
       Derivatives embedded in life and annuity contracts
          Equity-indexed annuity contracts/(3)/.................. $1,734,264 $    --  $ (63,660)
          Equity-indexed life contracts/(3)/.....................    347,610      --    (18,720)
          Guaranteed accumulation benefits/(1)/..................    120,714      --     (6,367)
          Guaranteed withdrawal benefits/(1)/....................     17,102      --       (366)
------------------------------------------------------------------------------------------------

($ in thousands)                                                           Predecessor
----------------                                                  -----------------------------
                                                                        December 31, 2013
                                                                  -----------------------------
                                                                              Gross Fair Value
                                                                             ------------------
Primary Underlying                                                 Notional  Assets  Liabilities
------------------                                                ---------- ------- -----------
Liabilities
   Policyholders account balances
       Derivatives embedded in life and annuity contracts
          Equity-indexed and forward starting options in
            life and annuity product contracts/(2)/..............  2,591,090      --   (258,415)
          Guaranteed accumulation benefits/(2)/..................    152,936      --     (8,970)
          Guaranteed withdrawal benefits/(2)/....................     22,199      --       (474)

(1)As of April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements.
(2)Prior to April 1, 2014, these amounts were ceded to ALIC or in accordance with the Company's reinsurance agreements.
(3)Amount represents account value of equity indexed contracts.

   The standardized ISDA Master Agreement under which the Company's derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2014, the Company held $6.4 million in cash and securities collateral delivered by trade counterparties. This unrestricted cash collateral is reported in Cash on the Consolidated Balance Sheet.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period from April 1, 2014 through December 31, 2014:

                                                          Successor
                                                --------------------------------
                                                For the Period from April 1, 2014
                                                  through December 31, 2014
                                                --------------------------------
                                                    Realized
                                                Investment Gains   Policyholder
   ($ in thousands)                                 (Losses)         Benefits
   ----------------                             ----------------   ------------
   Assets
      Equity Options...........................     $15,230          $    --
      Futures..................................     $ 2,187          $    --
   Liabilities
      Policyholders' account balances
          Equity-indexed annuity contracts.....     $    --          $(5,622)
          Equity-indexed life contracts........                           90

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Periods from January 1, 2014 through March 31, 2014 and for the years ended December 31, 2013 and December 31, 2013:

                                                                                 Predecessor
                                          ------------------------------------------------------------------
                                            For the Period from January 1,          For the Year Ended
                                              2014 through March 31, 2014           December 31, 2013
                                          -----------------------------------   --------------------------
                                                                 Policyholder     Interest    Policyholder
($ in thousands)                          Interest Credited/(1)/ Benefits/ (1)/ Credited/(1)/ Benefits/ (1)/
----------------                          ---------------------  -------------  ------------  -------------
Liabilities
   Policyholders' account balances
       Derivatives embedded in life
         and annuity contracts...........        $16,427             $946         $36,890        $10,177

                                          -----------------------
                                              For the Year Ended
                                              December 31, 2012
                                          --------------------------
                                            Interest    Policyholder
($ in thousands)                          Credited/(1)/ Benefits/ (1)/
----------------                          ------------  -------------
Liabilities
   Policyholders' account balances
       Derivatives embedded in life
         and annuity contracts...........   $186,625       $5,126

(1)Prior to April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


5. Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1  Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2  Assets and liabilities whose values are based on the following:

         (a)Quoted prices for similar assets or liabilities in active markets;

         (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3  Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Successor

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2014. There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability       Level 1      Level 2    Level 3     Total
------------------------------------------------     -----------  ----------  --------  -----------
Assets at fair value
Fixed maturities
   U.S Treasury Securities and Obligations of U.S.
     Government Authority and Agencies.............. $        --  $  857,326  $     --  $   857,326
   Obligations of U.S. States and Political
     Subdivisions...................................          --     255,209        --      255,209
   All Other Corporate Securities...................          --   7,370,409     7,336    7,377,745
   ABS..............................................          --     371,753     5,250      377,003
   CMBS.............................................          --     330,790     2,693      333,483
   RMBS.............................................          --     189,881        --      189,881
Short term investments..............................     191,979     145,676    23,713      361,368
Other invested assets
   Equity Options...................................      25,672          --        --       25,672
   Futures..........................................         329          --        --          329
Separate accounts assets............................   1,573,865          --        --    1,573,865
                                                     -----------  ----------  --------  -----------
       Total assets at fair value................... $ 1,791,845  $9,521,044  $ 38,992  $11,351,881
                                                     ===========  ==========  ========  ===========
Liabilities at fair value
Policyholders' account balances
   Equity indexed annuity contracts................. $        --  $       --  $(63,660) $   (63,660)
   Equity indexed life contracts....................          --     (18,720)       --      (18,720)
   Guaranteed minimum accumulation benefits.........          --          --    (6,367)      (6,367)
   Guaranteed minimum withdrawal benefits...........                              (366)        (366)
Separate accounts liabilities.......................  (1,573,865)         --        --   (1,573,865)
                                                     -----------  ----------  --------  -----------
       Total liabilites at fair value............... $(1,573,865) $  (18,720) $(70,393) $(1,662,978)
                                                     ===========  ==========  ========  ===========

   There were no transfers between Level 1 and Level 2 from the period from April 1, 2014 through December 31, 2014.

   Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities

   The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow,

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

   Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

   The fair value of private fixed maturities, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2014.

Short-term Investments

   Short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2. Short-term investments classified within Level 3 primarily consist of commercial mortgage loans. The fair value of commercial mortgage loans is equal to unpaid principal.

Other Invested Assets

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Separate Account Assets and Liabilities

   Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Policyholders' Account Balances

   The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed life and annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

   The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

   Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Level 3 Fair Value Measurements

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                    Fair      Valuation       Unobservable                  Weighted
($ in thousands)                    Value     Technique          Input            Range     Average
----------------                  --------  --------------- ----------------- ------------- --------
Equity indexed annuity contracts. $(63,660) Option Pricing  Projected option  1.40% - 1.93%  1.50%
                                              Technique           cost

   Excluded from the table above at December 31, 2014 are approximately $15 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The table above also excludes underlying quantitative inputs related to liabilities held for the Company's guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis from the period from April 1, 2014 through December 31, 2014:

                                 Balance
                                  as of      Net                        Transfers
                                 April 1,   income           Transfers   out of
                                   2014     (loss)    OCI    to Level 3  Level 3   Purchases   Sales   Issues Settlements
($ in thousands)                 --------  -------  -------  ---------- ---------  --------- --------  ------ -----------
Assets
Fixed income securities
   All other corporate
    securities.................. $400,527  $ 6,693  $(7,841)    $--     $(291,802)  $4,930   $(97,228)  $--       $--
   Short-term investments....... $ 24,095  $    29  $    --     $--     $      --   $   --   $   (411)  $--       $--
Liabilities
   Equity indexed annuity
    contracts................... $(58,038) $(5,622) $    --     $--     $      --   $   --   $     --   $--       $--
   Equity indexed life
    contracts................... $(15,691) $(3,029) $    --     $--     $      --   $   --   $     --   $--       $--
   Guaranteed minimium
    accumulation benefits and
    guaranteed minimum
    withdrawal benefits/(1)/.... $ (8,499) $ 1,766  $    --     $--     $      --   $   --   $     --   $--       $--

                                   Balance,
                                 December 31,
                                     2014
($ in thousands)                 ------------
Assets
Fixed income securities
   All other corporate
    securities..................   $ 15,279
   Short-term investments.......   $ 23,713
Liabilities
   Equity indexed annuity
    contracts...................   $(63,660)
   Equity indexed life
    contracts...................   $(18,720)
   Guaranteed minimium
    accumulation benefits and
    guaranteed minimum
    withdrawal benefits/(1)/....   $ (6,733)

(1)These amount are 100% ceded in accordance with the Company's reinsurance agreements.

   Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

   The following table presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Consolidated Balance Sheet; however, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability         Level 1 Level 2  Level 3     Total
------------------------------------------------         ------- ------- ---------- ----------
Assets
Commercial mortgage loans............................... $    --   $--   $1,150,510 $1,150,510
Policy loans............................................      --    --      194,385    194,385
Cash....................................................  49,730    --           --     49,730
Vehicle note............................................      --    --      551,600    551,600
                                                         -------   ---   ---------- ----------
   Total assets at fair value........................... $49,730   $--   $1,896,495 $1,946,225
                                                         =======   ===   ========== ==========
Liabilities at fair value
Policyholders' account balances -- investment contracts. $    --   $--   $6,609,253 $6,609,253
Other long-term debt....................................      --    --      551,600    551,600
                                                         -------   ---   ---------- ----------
                                                         $    --   $--   $7,160,853 $7,160,853
                                                         =======   ===   ========== ==========

   The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Commercial Mortgage Loans

   The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

   The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

Cash

   The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value.

Vehicle Note and Other Long-Term Debt

   The carrying value of the Vehicle Note and Other long-term debt approximates fair value.

Policyholders' Account Balances -- Investment Contracts

   Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Predecessor

   Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 Measurements

    . Fixed maturities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 Measurements

    .  Fixed maturities

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

    . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 Measurements

    .  Policyholder account balances -- Successor; contract holder funds
       Predessor: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of nonmarket observable inputs.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

                                           Quoted
                                          prices in
                                           active    Significant
                                         markets for    other    Significant
                                          identical  observable  unobservable Balance as of
                                           assets      inputs       inputs    December 31,
($ in thousands)                          (Level 1)   (Level 2)   (Level 3)       2013
----------------                         ----------- ----------- ------------ -------------
Assets:
   Fixed maturities:
       U.S. government and agencies..... $   27,520   $ 46,326    $      --    $   73,846
       Municipal........................         --      2,769           --         2,769
       Corporate........................         --    191,977           --       191,977
       Foreign government...............         --      5,164           --         5,164
       RMBS.............................         --     14,450           --        14,450
       CMBS.............................         --      2,676           --         2,676
                                         ----------   --------    ---------    ----------
          Total fixed maturities........     27,520    263,362           --       290,882
   Short-term investments...............     20,764     35,195           --        55,959
   Separate account assets..............  1,700,566         --           --     1,700,566
                                         ----------   --------    ---------    ----------
Total assets at fair value.............. $1,748,850   $298,557    $      --    $2,047,407
                                         ==========   ========    =========    ==========
% of total assets at fair value.........       85.4%      14.6%        --  %        100.0%
Liabilities:
   Policyholders' account balances:
     Derivatives embedded in life and
     annuity contracts.................. $       --   $     --    $(267,859)   $ (267,859)
                                         ----------   --------    ---------    ----------
Total liabilities at fair value......... $       --   $     --    $(267,859)   $ (267,859)
                                         ==========   ========    =========    ==========
% of total liabilities at fair value....        -- %       -- %       100.0%        100.0%

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2013:

                                                     Valuation      Unobservable              Weighted
($ in thousands)                       Fair Value    Technique         Input         Range    Average
----------------                       ---------- --------------- ---------------- ---------- --------
Derivatives embedded in life and
  annuity contracts -- Equity-indexed             Stochastic cash Projected option
  and forward starting options........ $(258,415)   flow model          cost       1.0 - 2.0%  1.91%

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

                                                          Total gains (losses)
                                                             included in:
                                                          ------------------
                                            Balance as                          Transfers   Transfers
                                          of December 31,    Net                  into        out of
($ in thousands)                               2013       income/(1)/   OCI      Level 3     Level 3
----------------                          --------------- ----------  -------  ----------- ------------
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $(267,859)    $18,525    $    --    $   --     $      --
                                             ---------     -------    -------    ------     ---------
Total recurring Level 3 liabilities......    $(267,859)    $18,525    $    --    $   --     $      --
                                             =========     =======    =======    ======     =========

                                                                                            Balance as
                                                                                           of March 31,
                                             Purchases      Sales      Issues  Settlements     2014
                                          --------------- ----------  -------  ----------- ------------
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $      --     $    --    $(3,764)   $2,612     $(250,486)
                                             ---------     -------    -------    ------     ---------
Total recurring Level 3 liabilities......    $      --     $    --    $(3,764)   $2,612     $(250,486)
                                             =========     =======    =======    ======     =========

--------
/(1)/The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                                    Total gains (losses)
                                                                     included in:
                                                                    --------------------
                                                      Balance as                          Transfers Transfers
                                                    of December 31,    Net                  into     out of
($ in thousands)                                         2012       income/(1)/    OCI     Level 3   Level 3
----------------                                    --------------- ----------     ---    --------- ---------
Assets
Fixed maturities:
   Corporate.......................................    $     312     $    --       $--       $--       $--
                                                       ---------     -------        ---      ---       ---
Total recurring Level 3 assets.....................    $     312     $    --       $--       $--       $--
                                                       =========     =======        ===      ===       ===
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity contracts.    $(314,926)    $43,244       $--       $--       $--
                                                       ---------     -------        ---      ---       ---
Total recurring Level 3 liabilities................    $(314,926)    $43,244       $--       $--       $--
                                                       =========     =======        ===      ===       ===

                                                                                           Balance as
                                                                                         of December 31,
                                                    Purchases Sales  Issues  Settlements      2013
                                                    --------- ----- -------  ----------- ---------------
Assets
Fixed maturities:
   Corporate.......................................    $--     $--  $    --    $  (312)     $      --
                                                       ---     ---  -------    -------      ---------
Total recurring Level 3 assets.....................    $--     $--  $    --    $  (312)     $      --
                                                       ===     ===  =======    =======      =========
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity contracts.    $--     $--  $(6,621)   $10,444      $(267,859)
                                                       ---     ---  -------    -------      ---------
Total recurring Level 3 liabilities................    $--     $--  $(6,621)   $10,444      $(267,859)
                                                       ===     ===  =======    =======      =========

--------
/(1)/The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                          Total gains (losses)
                                                              included in:
                                                          -------------------
                                            Balance as                           Transfers     Transfers
                                          of December 31,    Net                   into         out of
($ in thousands)                               2011       income/(1)/   OCI       Level 3       Level 3
----------------                          --------------- ----------  --------  ----------- ---------------
Assets
Fixed maturities:
Corporate................................    $     598     $     --   $     --    $    --      $      --
RMBS.....................................        2,321           --         --         --         (2,321)
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 assets...........    $   2,919     $     --   $     --    $    --      $  (2,321)
                                             =========     ========   ========    =======      =========
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $(506,678)    $131,054   $     --    $    --      $      --
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 liabilities......    $(506,678)    $131,054   $     --    $    --      $      --
                                             =========     ========   ========    =======      =========

                                                                                              Balance as
                                                                                            of December 31,
                                             Purchases      Sales      Issues   Settlements      2012
                                          --------------- ----------  --------  ----------- ---------------
Assets
Fixed maturities:
Corporate................................    $      --     $     --   $     --    $  (286)     $     312
RMBS.....................................           --           --         --         --             --
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 assets...........    $      --     $     --   $     --    $  (286)     $     312
                                             =========     ========   ========    =======      =========
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $      --     $     --   $(11,024)   $71,722      $(314,926)
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 liabilities......    $      --     $     --   $(11,024)   $71,722      $(314,926)
                                             =========     ========   ========    =======      =========

--------
/(1)/The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   There were no transfers between Level 1 and Level 2 during the period from January 1, 2014 through March 31, 2014, 2013 or 2012.

   Transfers out of Level 3 during 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

                                                    Period from
                                                     January 1,
                                                    2014 through
                                                     March 31,         As of             As of
($ in thousands)                                        2014     December 31, 2013 December 31, 2012
----------------                                    ------------ ----------------- -----------------
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity contracts.   $18,525         $43,244          $131,054
                                                      -------         -------          --------
Total recurring Level 3 liabilities................   $18,525         $43,244          $131,054
                                                      =======         =======          ========

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows:
$17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits in the period from January 1, 2014 through March 31, 2014, $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, and $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012. These amounts are ceded in accordance with the Company's reinsurance agreements.

   As of December 31, 2013, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $7.76 billion and $7.66 billion, respectively, as of December 31, 2013. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

6. Reinsurance

Successor

   The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers. As of December 31, 2014, approximately 99.8% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents over 65% of the Company's reinsurance recoverable as of December 31, 2014.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   On April 1, 2014, the Company entered into an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2014, the Company had a deposit receivable and a modified coinsurance payable of $1,383 million related to this agreement.

   The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the period April 1, 2014 through December 31, 2014 were as follows:

                                                      For the Period from
                                                         April 1, 2014
                                                      Through December 31,
      ($ in thousands)                                        2014
      ----------------                                --------------------
      Direct.........................................      $ 921,444
      Assumed........................................          5,258
      Ceded..........................................       (702,833)
                                                           ---------
         Premiums and fee income, net of reinsurance.      $ 223,869
                                                           =========

   The effects of reinsurance on return credited to policyholders' account balances, policyholder benefits, and other expenses for the Successor Period for the period April 1, 2014 through December 31, 2014 were as follows:

                                                            For the Period from
                                                               April 1, 2014
                                                            Through December 31,
($ in thousands)                                                    2014
----------------                                            --------------------
Direct.....................................................      $1,104,420
Assumed....................................................           4,713
Ceded......................................................        (635,887)
                                                                 ----------
   Return credited to policyholders' account balances and
     policyholder benefits, net of reinsurance.............      $  473,246
                                                                 ==========

Predecessor

   Prior to April 1, 2014, the Company had reinsurance agreements under which it reinsured all of its business to ALIC, Lincoln Benefit Re ("LB Re") or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to policyholders account balances, contract benefits and substantially all expenses were reinsured. The Company purchased reinsurance to limit aggregate and single losses on large risks. The Company ceded a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

   As of December 31, 2013, 86.9% of the total reinsurance recoverables were related to ALIC and 13.1% were related to non-affiliated reinsurers. As of December 31, 2013, 95% of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The effects of reinsurance on premiums and contract charges are as follows:

                                 Period from January 1, 2014
($ in thousands)                   through March 31, 2014       2013        2012
----------------                 --------------------------- ----------  ----------
Direct..........................          $ 331,899          $1,331,597  $1,298,864
Assumed.........................              1,581               6,830       6,784
Ceded:
   Affiliate....................           (244,797)           (962,576)   (908,459)
   Non-affiliate................            (88,683)           (375,851)   (397,189)
                                          ---------          ----------  ----------
Premiums and fee income, net of
  reinsurance...................          $      --          $       --  $       --
                                          =========          ==========  ==========

   The effects of reinsurance on return credited to policyholders' account balances, policyholder benefits and other expenses are as follows:

                                   Period from January 1, 2014
($ in thousands)                     through March 31, 2014        2013         2012
----------------                   --------------------------- -----------  -----------
Direct............................          $ 450,041          $ 1,938,015  $ 1,882,714
Assumed...........................              2,606                8,180        9,167
Ceded:
   Affiliate......................           (336,122)          (1,505,010)  (1,369,305)
   Non-affiliate..................           (116,525)            (441,185)    (522,576)
                                            ---------          -----------  -----------
Return credited to policyholders,
  contract benefits and expenses,
  net of reinsurance..............          $      --          $        --  $        --
                                            =========          ===========  ===========

7. Income Taxes

Successor

   In connection with the Acquisition as defined in Note 1, ALIC made an election under Treasury Regulation Section 1.1502-36(d) to reduce the tax basis of certain of the Company's assets immediately prior to the Acquisition. The reduced tax bases were used to determine the deferred tax impact under the acquisition method of accounting as discussed in Note 1.

   The Company is party to a federal income tax allocation agreement (the "Tax Allocation Agreement") with Lancaster Re. The Company and Lancaster Re will file a separate consolidated federal income tax return for the period April 1, 2014 to December 31, 2014 and will continue to do so in future tax years under Internal Revenue Code Section 1504 (c)(1).

   Following the Acquisition, the Company exited The Allstate Corporation's consolidated federal income tax return and is no longer a party to the tax allocation agreement with its former affiliates. Final tax settlements were agreed to with The Allstate Corporation and no future tax allocations are expected to occur with The Allstate Corporation.

   As part of the Acquisition, although the Company remains jointly and severally liable for consolidated tax liabilities for years prior to the Acquisition, the Company is held harmless by ALIC in accordance with the Acquisition agreement and believes the possibility of a tax liability for the pre-sale tax years is remote. Additionally, the Company does not believe it has any uncertain tax positions for its federal income tax return that would be

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2014. As of December 31, 2014, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31, 2014 are as follows:

         ($ in thousands)                             December 31, 2014
         ----------------                             -----------------
         Deferred tax assets
            Policyholder reserves....................    $ 2,057,627
            Deferred acquisition costs...............         24,850
            Premiums receivable......................          8,197
            Net operating loss carryforward..........          7,500
            Other assets.............................             38
                                                         -----------
                Total deferred tax assets............    $ 2,098,212
                                                         -----------
         Deferred tax liabilities
            Value of business acquired...............    $   (81,032)
            Amounts recoverable from reinsurers......     (2,010,157)
            Investments..............................        (45,935)
            Intangibles..............................         (1,820)
                                                         -----------
                Total deferred tax liabilities.......    $(2,138,944)
                                                         -----------
                   Net deferred tax liability........    $   (40,732)
                                                         ===========

   The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that any tax attribute carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) prudent and feasible tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. The Company had no valuation allowance as of December 31, 2014. Management believes the Company will produce sufficient taxable income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

   The Company has a net operating loss carryforward as of December 31, 2014 of approximately $21.5 million that will expire in the year 2029, if unused.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the Successor Period from April 1, 2014 through December 31, 2014 were as follows:

                                                For the Period from
                                                   April 1, 2014
                                                Through December 31,
           ($ in thousands)                             2014
           ----------------                     --------------------
           Expected federal income tax expense.       $15,722
           Dividends received deduction........        (1,470)
           Other...............................           (18)
                                                      -------
              Total income tax expense.........       $14,234
                                                      =======

   The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

   There remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, issues related to the calculation of the DRD. For the last several years, the revenue provisions included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income.

Predecessor

   Prior to April 1, 2014, the Company joined The Allstate Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and was party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company paid to or received from The Allstate Corporation the amount, if any, by which the Allstate Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also had a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements resulted in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

   The IRS is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and a final settlement related to the examination was approved by the IRS Appeals Division on September 19, 2014. The Allstate Group's tax years prior to 2009 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                  ($ in thousands)                     2013
                  ----------------                   -------
                  Deferred assets
                  Reinsurance recoverables.......... $   497
                  Other assets......................       4
                                                     -------
                     Total deferred assets..........     501
                                                     -------
                  Deferred liabilities
                  Unrealized net capital gains......  (2,084)
                  Accrued expenses..................    (981)
                  Other liabilities.................      --
                                                     -------
                     Total deferred liabilities.....  (3,065)
                                                     -------
                         Net deferred liability..... $(2,564)
                                                     =======

   The components of income tax expense are as follows:

                                 Period from January 1, 2014
    ($ in thousands)               through March 31, 2014     2013    2012
    ----------------             --------------------------- ------  ------
    Current.....................            $914             $3,902  $4,145
    Deferred....................               8                (77)    128
                                            ----             ------  ------
       Total income tax expense.            $922             $3,825  $4,273
                                            ====             ======  ======

   The Company paid no income taxes in the period from January 1, 2014 through March 31, 2014. The Company paid income taxes of $4.2 million and $4.8 million in 2013 and 2012, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

                                      Period from January 1, 2014
                                        through March 31, 2014    2013  2012
                                      --------------------------- ----  ----
   Statutory federal income tax rate.            35.0%            35.0% 35.0%
   Other.............................              --               --    --
                                                 ----             ----  ----
   Effective income tax rate.........            35.0%            35.0% 35.0%
                                                 ====             ====  ====

8. Future Policy Benefits and Other Policyholder Liabilities

   Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2014 and 2013, future policy benefits and other policyholder liabilities consisted of the following:

                                         Successor          Predecessor
                                     -----------------   -----------------
      ($ in thousands)               December 31, 2014   December 31, 2013
      ----------------               -----------------   -----------------
      Traditional life insurance....    $1,492,438          $1,548,134
      Immediate fixed annuities.....       635,858             676,565
      Accident and health insurance.     1,462,110           1,324,268
      Equity indexed annuities......     1,895,889                  --
      Other.........................       977,669               8,444
                                        ----------          ----------
         Total......................    $6,463,964          $3,557,411
                                        ==========          ==========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Successor

   Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company's experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.

Predecessor

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits as of December 31, 2013:

Product                             Mortality                 Interest rate           Estimation method
-------              ---------------------------------------- -------------- -------------------------------------
Traditional life     Actual company experience plus loading   Interest rate  Net level premium reserve method
insurance                                                     assumptions    using the Company's withdrawal
                                                              range from     experience rates; includes reserves
                                                              2.5% to 8.0%   for unpaid claims

Immediate fixed      1983 individual annuity mortality table  Interest rate  Present value of expected future
annuities            with internal modifications; 1983        assumptions    benefits based on historical
                     individual annuity mortality table;      range from     experience
                     Annuity 2000 mortality table with        0% to 8.8%
                     internal modifications

Accident and health  Actual company experience plus loading   Interest rate  Unearned premium; additional
insurance                                                     assumptions    contract reserves for mortality risk
                                                              range from     and unpaid claims
                                                              4.0% to 5.3%

Other:               Annuity 2000 mortality table with        Interest rate  Projected benefit ratio applied to
Variable annuity     internal modifications                   assumptions    cumulative assessments
guaranteed                                                    range from
minimum death                                                 4.0% to 5.8%
benefits

9. Policyholder Account Balances

   As of December 31, 2014 and 2013, policyholders' account balances consisted of the following:

                                              Successor          Predecessor
                                          -----------------   -----------------
($ in thousands)                          December 31, 2014   December 31, 2013
----------------                          -----------------   -----------------
Interest-sensitive life contracts........    $5,008,094          $ 5,020,265
Individual annuities.....................     4,806,270            7,803,892
Other....................................        14,973              299,958
                                             ----------          -----------
   Total policyholders' account balances.    $9,829,337          $13,124,115
                                             ==========          ===========

Successor

   Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Predecessor

   The following table highlights the key contract provisions relating to policyholders' account balances:

Product                                    Interest rate                     Withdrawal/surrender charges
-------                       ----------------------------------------- ---------------------------------------
Interest-sensitive life       Interest rates credited range from 0% to  Either a percentage of account balance
insurance                     10.0% for equity-indexed life (whose      or dollar amount grading off generally
                              returns are indexed to the S&P 500)       over 20 years
                              and 2.6% to 6.0% for all other products

Fixed annuities               Interest rates credited range from 0% to  Either a declining or a level
                              8.8% for immediate annuities; 0% to       percentage charge generally over ten
                              7.0% for equity-indexed annuities         years or less. Additionally,
                              (whose returns are indexed to the S&P     approximately 18.7% of fixed
                              500); and 1.0% to 6.0% for all other      annuities are subject to market value
                              products                                  adjustment for discretionary
                                                                        withdrawals.

Other investment contracts:   Interest rates used in establishing       Withdrawal and surrender charges are
Guaranteed minimum            reserves range from 1.7% to 10.3%         based on the terms of the related
income, accumulation and                                                interest-sensitive life insurance or
withdrawal benefits on                                                  fixed annuity contract
variable and fixed annuities
and secondary guarantees on
interest-sensitive life and
fixed annuities

10.Certain Nontraditional Long-Duration Contracts

   The Company offered traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also offered variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or
(2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit. All of the risks associated with the Company's variable annuity contracts are reinsured with external reinsurers.

   In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as Separate Account assets with an equivalent amount reported as Separate Account liabilities. Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in fee income from policyholders and changes in liabilities for minimum guarantees are generally included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss)
(Successor) and Statements of Operations and Comprehensive Income (Predecessor).

   For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

   For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

   For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within Future policy benefits and other policyholder liabilities or Policyholders' account balances. As of December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                                        Successor
                                            ------------------------------------------------------------------
                                                                    December 31, 2014
                                            ------------------------------------------------------------------
                                                                   At                              Accumulation
                                            In the Event of  Annuitization/      For Cumulative    at Specified
($ in millions)                                  Death      Accumulation/(1)/ Periodic Withdrawals    Dates
---------------                             --------------- ----------------  -------------------- ------------
Variable Annuity Contracts
Separate Account value.....................   $     742.7        $151.9              $16.6           $  118.4
Net amount at risk.........................   $      57.2        $ 15.2              $ 0.1           $    6.2
Average attained age of contractholders....    60 years           N/A                 N/A              N/A
Weighted average waiting period until
  guarantee date...........................       N/A             None                N/A            6 years
Variable Life, Variable Universal Life and
  Universal Life Contracts
No Lapse Guarantees:
Separate Account value.....................   $     325.1
General account value......................   $   31518.3
Net amount at risk.........................   $  89,942.8
Average attained age of contractholders....    51 years

   As of December 31, 2013, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                                    Predecessor
                                         ------------------------------------------------------------------
                                                                 December 31, 2013
                                         ------------------------------------------------------------------
                                                                At                              Accumulation
                                         In the Event of  Annuitization/      For Cumulative    at Specified
($ in millions)                               Death      Accumulation/(1)/ Periodic Withdrawals    Dates
---------------                          --------------- ----------------  -------------------- ------------
Variable Annuity Contracts
Separate Account value..................    $   877.0         $170.5              $21.8           $  151.1
Net amount at risk......................    $    63.2         $ 16.6              $ 0.1           $    7.3
Average attained age of contractholders.    59 years           N/A                 N/A              N/A
Weighted average waiting period until
  guarantee date........................       N/A             None                N/A            6 years

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Liabilities for Guarantee Benefits

   The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and secondary guarantees on interest-sensitive life and fixed annuities are included in Future policy benefits and other policyholder liabilities on the Consolidated Balance Sheet (Successor) and the related changes in the liabilities are included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss) for the Successor Period from April 1, 2014 through December 31, 2014. In the Predecessor Period, secondary guarantees on interest-sensitive life and fixed annuities are included in policyholders' account balances. Guaranteed minimum income benefits ("GMIB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within Policyholders' account balances on the Consolidated Balance Sheet (Successor).

                                                           GMWB/   Secondary
                                          GMDB     GMIB     GMAB   Guarantees
                                        -------- -------- -------- ----------
                                                                   Interest-
                                                                   Sensitive
                                                                    Life and
                                        Variable Variable Variable   Fixed
($ in thousands)                        Annuity  Annuity  Annuity  Annuities    Total
----------------                        -------- -------- -------- ---------- ---------
Predecessor
Balance as of December 21, 2012........  $9,390  $19,484  $19,621  $ 200,688  $ 249,183
Less: reinsurance recoverable..........   9,390   19,484   19,621    200,688    249,183
                                         ------  -------  -------  ---------  ---------
   Net balance as of December 31, 2012.      --       --       --         --         --
Incurred guarantee benefits............      --       --       --         --         --
Paid guarantee benefits................      --       --       --         --         --
                                         ------  -------  -------  ---------  ---------
   Net change..........................      --       --       --         --         --
   Net balance as of December 31, 2013.      --       --       --         --         --
   Plus reinsurance recoverable........   8,444    8,743    9,444    281,771    308,402
                                         ------  -------  -------  ---------  ---------
Balance as of December 31, 2013........  $8,444  $ 8,743  $ 9,444  $ 281,771  $ 308,402
                                         ======  =======  =======  =========  =========
Less: reinsurance recoverable..........   8,444    8,743    9,444    281,771    308,402
   Net balance as of December 31, 2013.      --       --       --         --         --
Incurred guarantee benefits............      --       --       --         --         --
Paid guarantee benefits................      --       --       --         --         --
                                         ------  -------  -------  ---------  ---------
   Net change..........................      --       --       --         --         --
   Net balance as of March 31, 2014....      --       --       --         --         --
   Plus reinsurance recoverable........   8,057    7,122    8,499    293,704    317,382
                                         ------  -------  -------  ---------  ---------
Balance as of March 31, 2014...........  $8,057  $ 7,122  $ 8,499  $ 293,704  $ 317,382
                                         ======  =======  =======  =========  =========
----------------------------------------------------------------------------------------

Successor
Balance as of April 1, 2014............  $8,057  $ 7,122  $ 8,499  $ 552,163  $ 575,841
Less: reinsurance recoverable..........   8,057    7,122    8,499     67,288     90,966
                                         ------  -------  -------  ---------  ---------
   Net balance as of April 1, 2014.....      --       --       --    484,875    484,875
Incurred guarantee benefits............      --       --       --    159,104    159,104
Paid guarantee benefits................      --       --       --   (108,252)  (108,252)
                                         ------  -------  -------  ---------  ---------
   Net change..........................      --       --       --     50,852     50,852
   Net balance as of December 31, 2014.      --       --       --    535,727    535,727
   Plus reinsurance recoverable........   8,358    8,240    6,733     83,733    107,064
                                         ------  -------  -------  ---------  ---------
Balance as of December 31, 2014........  $8,358  $ 8,240  $ 6,733  $ 619,460  $ 642,791
                                         ======  =======  =======  =========  =========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


11.Value of Business Acquired

   The following reflects the changes to the VOBA asset:

                                                            For the Period from
                                                               April 1, 2014
                                                            Through December 31,
($ in thousands)                                                    2014
----------------                                            --------------------
Balance at beginning of period.............................       $290,795
Business acquired..........................................             --
Amortized to expense during the year/(1)/..................        (38,987)
Adjustment for unrealized investment gains during the year.        (20,287)
                                                                  --------
Balance at end of year.....................................       $231,521
                                                                  ========

(1)Amount is included in Other Expenses on the Consolidated Statement of Operations and Other Comprehensive Income (Loss)

   The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

                                                VOBA
                                            Amortization
                                            ------------
                       2015................      14%
                       2016................      12%
                       2017................      11%
                       2018................       9%
                       2019 and thereafter.      54%

12.Commitments and Contingencies

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2014, the Company accrued $6.7 million for guaranty fund assessments which is expected to be offset by estimated future premium tax deductions of $11.2 million.

Litigation

   The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. As part of the Acquisition, ALIC has agreed to indemnify the Company for certain matters. ALIC has also agreed to indemnify the Company for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

   In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

   The Company had the following restricted assets:

    . Certain bonds were on deposit with governmental authorities as required by law of $8.9 million and $9.4 million at December 31, 2014 and December 31, 2013, respectively.

    . Derivative cash collateral received was reported as cash equivalents of $6.4 million at December 31, 2014. The Company had no derivative cash collateral as of December 31, 2013.

13.Regulatory Capital and Dividends

   The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments at amortized cost.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Statutory net income was $226 million and $7.7 million for the years ended December 31, 2014 and December 31, 2013. Statutory capital and surplus was $719 million and $332.5 million as of December 31, 2014 and December 31, 2013, respectively.

Dividend Limitations

   The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Department of Insurance is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as, the timing and amount of dividends paid in the preceding twelve months. In connection with the Acquisition, prior approval of the Nebraska Director of Insurance is required for the Company for any dividend or distribution for five years subsequent to the Acquisition.

Other

   Without the prior approval of the Nebraska Director of Insurance, the Company may not:

1. Acquire or enter into an agreement or understanding to acquire control of any insurer, assumptively acquire policies, or bulk reinsure business during the period of three years after the Acquisition.

2. Provide or propose to provide directly or indirectly any loans, advances, guarantees, pledges, or other financial assistance (excluding policy loans or investment portfolio transactions) during the period of three years after the Acquisition.

3. Engage in any material transaction during the period of three years after the Acquisition. "Material transaction" shall mean any transfer or encumbrance of assets that, together with all other transfers or encumbrances made within the preceding twelve months, exceeds in value the greater of five percent of Lincoln Benefit's surplus as of the December 31st of the last preceding, or the net gain from operations of Lincoln Benefit for the twelve-month period ending the December 31st of the last preceding. For the purposes of this clause, "Material Transaction" shall exclude
   (i) investment portfolio transactions (ii) settlement of balances due to policyholders, agents or third party reinsurers under existing reinsurance agreements or (iii) settlement of ordinary course payables including but not limited to taxes, third party administrators, suppliers or other ordinary course creditors, and intercompany payables arising under any approved intercompany services agreement

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements.

14.Leases

   In December 2014, the Company entered into a lease agreement, effective February 2015, to lease office space under a non-cancellable operating lease agreement that expires in January 31, 2026. For the period from April 1, 2014 through December 31, 2014, the Company made no payments pursuant to this operating lease.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The minimum aggregate rental commitments as of December 31, 2014 were as follows:

                            (in thousands)
                            --------------
                               2015.......... $   97
                               2016..........    194
                               2017..........    207
                               2018..........    212
                               2019..........    217
                            All future years.  1,712
                                              ------
                            Aggregate total.. $2,639
                                              ======

   The Company did not have any lease obligations at December 31, 2013.

15.Related Parties

Successor

   On April 1, 2014, the Company entered into a management services agreement with Resolution. Under this agreement, Resolution and Lincoln Benefit provide services to each other including but not limited to compliance, legal, risk management, accounting and reporting, treasury, tax and other management related services. Services are provided at cost. Resolution provided $21.1 million in services to Lincoln Benefit for the period from April 1, 2014 through December 31, 2014.

   Effective April 1, 2014, the Company entered into a Fee Letter (the "Fee Letter") with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Vehicle Note issued by Lanis to Lancaster Re. The total expense related to this risk spread for the period from April 1, 2014 through December 31, 2014 was approximately $4.6 million.

   The Company reported the following receivables/ (payables) to affiliates as of December 31, 2014:

                            Resolution. $(4,509,447)
                            Lanis...... $(1,563,783)

   Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

   The Company's stock is pledged as collateral on Resolution's term loan agreement with a syndicate of lenders ("Term Loan"). The maturity date of the loan is June 15, 2018. The Term Loan was funded on April 1, 2014.

   On April 1, 2014, the Company and Resolution entered into a Letter Agreement whereby from and after the fifth anniversary of the date of the agreement, if the Company makes any payment pursuant to the Fee Letter, within ten Business Days of such payment by the Company, Resolution shall reimburse the Company in cash in an amount equal to such payment by the Company.

Predecessor

   All intercompany balances were settled prior to the Acquisition.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Business operations

   Prior to April 1, 2014, the Company used services performed by its affiliates, Allstate Insurance Company ("AIC"), ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shared the services of employees with AIC. The Company reimbursed its affiliates for the operating expenses incurred on behalf of the Company. The Company was charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $50.1 million, $249.7 million and, $241.8 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013 and, 2012, respectively. Of these costs, the Company retained investment related expenses on the invested assets that were not transferred under the reinsurance agreements. All other costs were ceded to ALIC under the reinsurance agreements.

Broker-Dealer agreements

   Prior to April 1, 2014, the Company had a service agreement with Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promoted and marketed products sold by the Company. In return for these services, the Company recorded expense of $12 thousand, $71 thousand and $80 thousand in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013 and 2012, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

   Prior to April 1, 2014, the Company received distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $2.2 million, $7.7 million and $6.4 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013 and 2012, respectively, that were ceded to ALIC.

Reinsurance

   The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

                                                              Period from January 1, 2014
($ in thousands)                                                through March 31, 2014       2013       2012
----------------                                              --------------------------- ---------- ----------
Premiums and contract charges................................          $244,797           $  962,576 $  908,459
Interest credited to contractholder funds, contract benefits
  and expenses...............................................           336,122            1,505,010  1,369,305

   Reinsurance recoverables due from ALIC totaled $14.5 billion as of December 31, 2013.

   In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $1.9 million as of December 31, 2013.

Income taxes

   Prior to April 1, 2014, the Company was a party to a federal income tax allocation agreement with The Allstate Corporation (see Note 7).

Intercompany loan agreement

   Prior to April 1, 2014, the Company had an intercompany loan agreement with The Allstate Corporation. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013.

Lincoln Benefit Life Company
(A Wholly Owned Subsidiary of Resolution Life, Inc.)
Schedule I Consolidated Summary of Investments Other Than Investments in Related Parties
December 31, 2014

                                                                                      Amount at which
                                                                                       shown in the
                                                                Amortized              Consolidated
($ in thousands)                                                  Cost     Fair Value  Balance Sheet
----------------                                               ----------- ---------- ---------------
Type of Investment
Fixed maturities:
   Bonds:
       United States Government, Government Agencies and
         Authorities.......................................... $ 1,060,065 $1,112,535   $ 1,112,535
       States, municipalities and political subdivisions......          --         --            --
       Foreign governments....................................          --         --            --
       Public utilities.......................................          --         --            --
       All other corporate bonds..............................   7,279,391  7,377,745     7,377,745
   Residential mortgage-backed securities.....................     188,055    189,881       189,881
   Commercial mortgage-backed securities......................     331,041    333,483       333,483
   Asset-backed securities....................................     373,304    377,003       377,003
                                                               ----------- ----------   -----------
       Total fixed maturities.................................   9,231,856  9,390,647     9,390,647
                                                               ----------- ----------   -----------
Other securities:
   Mortgage loans.............................................   1,115,167                1,115,167
   Policy loans...............................................     194,385                  194,385
   Derivatives................................................      26,001                   26,001
   Other long-term assets.....................................         896                      896
   Short-term investments.....................................     361,369                  361,369
                                                               -----------              -----------
       Total other securities.................................   1,697,818                1,697,818
                                                               ----------- ----------   -----------
       Total investments...................................... $10,929,674 $9,390,647   $11,088,465
                                                               =========== ==========   ===========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Schedule IV -- Consolidated Reinsurance

                                                                                             Percentage of
                                                  Ceded to Other  Assumed from                   Amount
($ in thousands)                     Gross Amount   Companies    Other Companies Net Amount  Assumed to Net
----------------                     ------------ -------------- --------------- ----------- --------------
Successor
Period from April 1, 2014 through
  December 31, 2014
Life insurance in force............. $395,385,878  $388,790,881    $5,106,566    $11,701,563      43.6%
                                     ============  ============    ==========    ===========
Premiums and contract charges:
   Life and annuities............... $    869,472  $   (669,382)   $    5,258    $   205,348       2.6%
   Accident and health insurance....       51,972       (33,451)           --         18,521       0.0%
                                     ------------  ------------    ----------    -----------
                                     $    921,444  $   (702,833)   $    5,258    $   223,869       2.3%
                                     ============  ============    ==========    ===========

-----------------------------------------------------------------------------------------------------------

Predecessor
Period from January 1, 2014 through
  March 31, 2014
Premiums and contract charges:
   Life and annuities............... $    313,410  $   (314,991)   $    1,581    $        --       0.0%
   Accident and health insurance....       18,489       (18,489)           --             --       0.0%
                                     ------------  ------------    ----------    -----------
                                     $    331,899  $   (333,480)   $    1,581    $        --       0.0%
                                     ============  ============    ==========    ===========
Year ended December 31, 2013
Life insurance in force............. $389,941,404  $395,421,202    $5,479,798    $        --       0.0%
                                     ============  ============    ==========    ===========
Premiums and contract charges:
   Life and annuities............... $  1,250,623  $ (1,257,453)   $    6,830    $        --       0.0%
   Accident and health insurance....       80,974       (80,974)           --             --       0.0%
                                     ------------  ------------    ----------    -----------
                                     $  1,331,597  $ (1,338,427)   $    6,830    $        --       0.0%
                                     ============  ============    ==========    ===========
Year ended December 31, 2012
Life insurance in force............. $378,467,115  $384,205,939    $5,738,824    $        --       0.0%
                                     ============  ============    ==========    ===========
Premiums and contract charges:
   Life and annuities............... $  1,201,592  $ (1,208,376)   $    6,784    $        --       0.0%
   Accident and health insurance....       97,272       (97,272)           --             --       0.0%
                                     ------------  ------------    ----------    -----------
                                     $  1,298,864  $ (1,305,648)   $    6,784    $        --       0.0%
                                     ============  ============    ==========    ===========

   No reinsurance or coinsurance income was netted against premiums ceded in the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 to March 31, 2014, the year ended December 31, 2013 or the year ended December 31, 2012.

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2014 and 2013, and for the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and for the two years ended December 31, 2013 and 2012, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2014, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account. (2)

(2) Custody Agreements. (not applicable)

(3) (a) Principal Underwriting Agreement by and among Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) effective November 25, 1998. (Variable Annuity Account). (3)

(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. (13)

(c) Selling Agreement between Lincoln Benefit Life Company, Allstate Distributors, LLC (ALFS, Inc., f/k/a Allstate Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) and Allstate Financial Services, LLC (f/k/a LSA Securities, Inc.) effective
August 2, 1999. Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248). (14)

(e) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. (15)

(f) Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, LLC, effective April 1, 2014. (16)

(4) (a) Consultant Solutions Classic Variable Annuity Contract. (9)

(b) Consultant Solutions Elite Variable Annuity Contract. (9)

(c) Consultant Solutions Plus Variable Annuity Contract. (9)

(d) Consultant Solutions Select Variable Annuity Contract. (9)

(e) Accumulation Benefit Rider. (9)

(f) MAV Rider. (10)

(g) Annual Increase Rider. (9)

(h) Enhanced Earnings Rider. (9)

(i) Income Protection Rider. (9)

(j) Annuity Loan Rider. (9)

(k) Grantor Trust Rider. (9)

(l) Charitable Remainder Trust Rider. (9)

(m) Unisex Rider. (10)

(n) Waiver of Charges Rider. (9)

(o) Joint Annuitants Rider. (9)

(p) Spousal Benefit Rider. (10)

(q) Withdrawal Benefit Rider. (10)

(5) Application for Contract. (9)

(6) Depositor--Corporate Documents

(a) Amended and Restated Articles of Incorporation of Lincoln Benefit Life Company dated September 26, 2000, as amended by the Articles of Amendment to the Articles of Incorporation of Lincoln Benefit Life Company dated January 21, 2015. (20)

(b) Amended and Restated By-Laws of Lincoln Benefit Life Company effective March 10, 2006. (12)

(7)(a) Reinsurance Contract. (2)

(b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (11)

(c) Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (17)

(8) Participation Agreements:

(a) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP. (4)

(b) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (4)

(c) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc. (4)

(d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (5)

(e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (4)

(e) (2) Amendment to Participation Agreement Among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company. (6)

(f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company. (1)

(g) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

(h) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

(i) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

(j) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

(k) Form of Participation Agreement among Lincoln Benefit Life Company, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (1)

(l) Form of Participation Agreement among Rydex Variable Trust, Padco Financial Services, and Lincoln Benefit Life Company. (6)

(m) Fund Participation Agreement between Lincoln Benefit Life Company, Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc. (8)

(n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life Company. (7)

(o) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (7)

(p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company. (7)

(q) Form of Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (7)

(r) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (7)

(s) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company. (7)

(t) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life Company. (9)

Other Material Agreements:

(u) Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (18)

(v) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (19)

(9) Opinion and Consent of Counsel. (Filed herewith)

(10) (a) Consent of Independent Registered Public Accounting Firm. (filed herewith)

(b) Consent of Independent Registered Public Accounting Firm. (filed herewith)

(11) Financial Statements Omitted from Item 23. (not applicable)

(12) Initial Capitalization Agreement. (not applicable)

(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze. Filed herewith.

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998.

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(4) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(5) Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(6) Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(7) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(8) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(9) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003.

(10) Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(11) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(12) Incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. (SEC File No. 333-111553)

(13) Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File
No. 333-59765).

(14) Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(15) Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

(16) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(17) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(18) Incorporated herein by reference to Exhibit 10.24 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(19) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(20) Incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 13, 2015.
(SEC File No. 333-203371).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefits Life Company are listed below. Their principal business address is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

NAME                              POSITION AND OFFICES WITH DEPOSITOR
----                     ------------------------------------------------------
Stephen Campbell         Director

Richard Carbone          Director

Clive Cowdery            Director

Ann Frohman              Director

Jon Hack                 Director

Robert Stein             Director

Grace Vandecruze         Director

W. Weldon Wilson         Director and Chief Executive Officer

Keith Gubbay             President and Chief Actuarial Officer

Robyn Wyatt              Chief Financial Officer, Executive Vice President and
                         Treasurer

Karl Chappell            Managing Director, Investments & Mergers and
                         Acquisitions

Simon Packer             Chief Transformation Officer

Leigh McKegney           Chief Legal Officer, Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Lancaster Re Captive Insurance Company, a Nebraska corporation, is a subsidiary of the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2015, there were 4,003 Qualified contract owners and 1,170 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. Resolution Life, Inc. has obtained directors' and officers' liability insurance which insures against certain liabilities that the directors and officers of Resolution Life and its subsidiaries may, in such capacities, incur.

The By-Laws of Allstate Distributors, L.L.C. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("ADLLC") serves as principal underwriter and distributor of the Contracts. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit.

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

 Name and Principal Business
 Address of Each Such Person*         Positions and Offices with Underwriter
 ----------------------------       ------------------------------------------
 Wilford J. Kavanaugh               Manager, Chairman of the Board and
                                    President

 Angela K. Fontana                  Manager and Assistant Secretary

 Mario Imbarrato                    Manager

 P. John Rugel                      Manager

 P. Kelly Noll                      Senior Vice President and Chief Privacy
                                    Officer

 Marian Goll                        Vice President and Treasurer

 D. Scott Harper                    Senior Vice President and Assistant
                                    Treasurer

 Stephanie D. Neely                 Vice President and Assistant Treasurer

 Allen R. Reed                      Vice President, General Counsel and
                                    Secretary

 Mario Rizzo                        Senior Vice President and Assistant
                                    Treasurer

 Dana Goldstein                     Chief Compliance Officer

 Daniel G. Gordon                   Assistant Secretary

 Lisette S. Willemsen               Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

                                            (3)
(1)                          (2)      Net Underwriting     (4)
Name of Principal       Discounts and Compensation on   Brokerage      (5)
Underwriter              Commissions     Redemption    Commissions Compensation
-----------------       ------------- ---------------- ----------- ------------
Allstate
  Distributors,L.L.C.        $0              $0            $0           $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Stamford, and the State of Connecticut, on April 14, 2015.

                                                  LINCOLN BENEFIT LIFE
                                                VARIABLE ANNUITY ACCOUNT
                                                      (REGISTRANT)

                                     By:      LINCOLN BENEFIT LIFE COMPANY

                                     By:          /s/ W. Weldon Wilson
                                          --------------------------------------
                                                    W. Weldon Wilson
                                          Director and Chief Executive Officer

                                     By:      LINCOLN BENEFIT LIFE COMPANY
                                                       (DEPOSITOR)

                                     By:          /s/ W. Weldon Wilson
                                          --------------------------------------
                                                    W. Weldon Wilson
                                          Director and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacity indicated on April 14, 2015.

           SIGNATURE                                  TITLE

*Stephen Campbell                  Director
---------------------------------
Stephen Campbell

*Richard Carbone                   Director
---------------------------------
Richard Carbone

*Clive Cowdery                     Director
---------------------------------
Clive Cowdery

*Ann Frohman                       Director
---------------------------------
Ann Frohman

*Jon Hack                          Director
---------------------------------
Jon Hack

*Robert Stein                      Director
---------------------------------
Robert Stein

*Grace Vandecruze                  Director
---------------------------------
Grace Vandecruze

/s/ W. Weldon Wilson               Director and Chief Executive Officer
---------------------------------  (Principal Executive Officer)
W. Weldon Wilson


                                   Chief Financial Officer, Treasurer and
/s/ Robyn Wyatt                    Executive Vice President (Principal
---------------------------------  Financial Officer and Principal Accounting
Robyn Wyatt                        Officer)

* By: Robyn Wyatt, pursuant to Power of Attorney.

                                   EXHIBITS

(9) Opinion and Consent of Counsel.
(10) (a) Consent of Independent Registered Public Accounting Firm.
(b) Consent of Independent Registered Public Accounting Firm.
(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze.